UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03738

VALIC Company I

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices) (Zip code)

Kurt W. Bernlohr

Senior Vice President

The Variable Annuity Life Insurance Company

2929 Allen Parkway

Houston, TX 77019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 831-6133

Date of fiscal year end: May 31

Date of reporting period: November 30, 2013

Item 1. Reports to Stockholders

VALIC Company I

Semi-Annual Report, November 30, 2013

SAVING : INVESTING : PLANNING

VALIC Company I

SEMI-ANNUAL REPORT NOVEMBER 30, 2013

VALIC Company I

PRESIDENT’S LETTER (unaudited)

Dear Valued Investor:

We are pleased to provide you with the following Semi-Annual Report for VALIC Company I. The report contains the investment portfolio information and the financial statements of VALIC Company I for the six-month period ending November 30, 2013. We encourage you to carefully read this report and thank you for your investment with VALIC Company I.

Equity markets were generally positive during the reporting period, while fixed income returns did not fare as well. Equities increased amid signs that the economy, both domestically and internationally, was picking up steam. The total return for the S&P 500® Index*, widely regarded as the best single gauge of the U.S. equity market, was up 11.91% for the six-month period. The MSCI EAFE Index (net)**, designed to measure the equity market performance of developed markets (Europe, Australasia, Far East), excluding the U.S. and Canada, posted a solid 12.07% gain. The Barclays U.S. Aggregate Bond Index***, a broad measure of the bond market, posted a total return of -0.56% for the reporting period.

In the US, the markets ended on a positive note as the economy appeared to gain momentum. Third quarter GDP came in at 4.1%, the fastest rate in over two years. Moreover, the U.S. economy added 203,000 jobs in November and the unemployment rate fell to 7% – the lowest it had been since November 2008. Healthier consumer spending, the smallest trade deficit in four years and low inflation were additional signs of stronger economic growth. Discussions of tapering and the rate of this tapering by the Federal Reserve created much consternation in the U.S. markets throughout the reporting period. Also, with the failure to pass a budget, the U.S. government entered a partial shutdown on October 1st. Markets initially reacted adversely to the tapering news; however, the equity markets later accepted the initiation of tapering as a sign of economic strength and delivered strong returns. The challenge ahead is whether the Federal Reserve can successfully navigate tapering without damaging the economy or markets.

International equity markets fared slightly better relative to the U.S. Most notably, the European Central Bank (ECB) cut the key lending rate in November, signaling that inflation was not an issue and growth was a priority. European stocks experienced gains, while returns in Asia-Pacific developed markets and emerging markets were mixed for the reporting period.

Fixed income declines continued during the period as the gradual healing of the U.S. economy placed upward pressure on yields. Yields on 10-year Treasury notes, a benchmark that guides many other interest rates in the economy, climbed during the period to 2.74% by the end of November as compared to a low of 1.43% in July 2012.

Planning for your financial future should be a top priority. Your investment with VALIC Company I is an important step to help you reach your long-term financial goals. Another important step, we believe, is to meet with your financial advisor periodically to ensure that you maintain a diversified portfolio appropriate for your goals and risk tolerance.

We appreciate being part of your investment program and thank you for your ongoing confidence in us. We look forward to helping you meet your investment goals in the years ahead.

Sincerely,

Kurt W. Bernlohr, President

VALIC Company I

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The MSCI EAFE Index (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index consists of 22 developed market country indices. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.
***	The Barclays U.S. Aggregate Bond Index is an unmanaged index that is composed of securities from Barclays Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

Indices are not managed and an investor cannot invest directly into an index. Past performance of an index does not guarantee the future performance of any investment.

VALIC Company I

EXPENSE EXAMPLE — November 30, 2013 (unaudited)

Disclosure of Fund Expenses in Shareholder Reports

As a shareholder of a Fund in VALIC Company I (“VC I”), you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at June 1, 2013 and held until November 30, 2013. Shares of VC I are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”), qualified retirement plans (the “Plans”) and Individual Retirement Accounts (“IRA”) offered by The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to VC I, and other life insurance companies affiliated with VALIC. The fees and expenses associated with the Variable Contracts, Plans and IRA’s are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your Variable Contract prospectus or Plan/IRA document for more details on the fees associated with the Variable Contract or Plans.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended November 30, 2013” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended November 30, 2013” column and the “Expense Ratio as of November 30, 2013” column do not include fees and expenses that may be charged by the Variable Contracts, Plans or IRA’s, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended November 30, 2013” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended November 30, 2013” column and the “Expense Ratio as of November 30, 2013” column do not include fees and expenses that may be charged by the Variable Contracts, Plans or IRA’s, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended November 30, 2013” column would have been higher and the “Ending Account Value” column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts, Plans or IRA’s. Please refer to your Variable Contract prospectus or Plan/IRA document for more information. Therefore, the “hypothetical” example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

VALIC Company I

EXPENSE EXAMPLE — November 30, 2013 (unaudited) — (continued)

	Actual			Hypothetical
Fund	Beginning Account Value at June 1, 2013	Ending Account Value Using Actual Return at November 30, 2013	Expenses Paid During the Six Months Ended November 30, 2013*	Beginning Account Value at June 1, 2013	Ending Account Value Using a Hypothetical 5% Assumed Return at November 30, 2013	Expenses Paid During the Six Months Ended November 30, 2013*	Expense Ratio as of November 30, 2013*
Asset Allocation	$1,000.00	$1,068.03	$3.73	$1,000.00	$1,021.46	$3.65	0.72%
Blue Chip Growth	$1,000.00	$1,202.26	$4.69	$1,000.00	$1,020.81	$4.31	0.85%
Broad Cap Value Income#	$1,000.00	$1,135.18	$4.55	$1,000.00	$1,020.81	$4.31	0.85%
Capital Conservation	$1,000.00	$993.01	$3.20	$1,000.00	$1,021.86	$3.24	0.64%
Core Equity#	$1,000.00	$1,132.61	$4.28	$1,000.00	$1,021.06	$4.05	0.80%
Dividend Value#	$1,000.00	$1,107.57	$4.33	$1,000.00	$1,020.96	$4.15	0.82%
Dynamic Allocation#	$1,000.00	$1,064.40	$1.66	$1,000.00	$1,023.46	$1.62	0.32%
Emerging Economies	$1,000.00	$1,019.78	$4.96	$1,000.00	$1,020.16	$4.96	0.98%
Foreign Value	$1,000.00	$1,162.33	$4.39	$1,000.00	$1,021.01	$4.10	0.81%
Global Real Estate	$1,000.00	$1,001.12	$4.36	$1,000.00	$1,020.71	$4.41	0.87%
Global Social Awareness	$1,000.00	$1,139.24	$3.43	$1,000.00	$1,021.86	$3.24	0.64%
Global Strategy	$1,000.00	$1,092.42	$3.41	$1,000.00	$1,021.81	$3.29	0.65%
Government Securities	$1,000.00	$982.65	$3.23	$1,000.00	$1,021.81	$3.29	0.65%
Growth#	$1,000.00	$1,129.94	$4.32	$1,000.00	$1,021.01	$4.10	0.81%
Growth & Income#	$1,000.00	$1,123.14	$4.52	$1,000.00	$1,020.81	$4.31	0.85%
Health Sciences	$1,000.00	$1,216.10	$6.22	$1,000.00	$1,019.45	$5.67	1.12%
Inflation Protected	$1,000.00	$968.78	$2.91	$1,000.00	$1,022.11	$2.99	0.59%
International Equities	$1,000.00	$1,117.47	$2.60	$1,000.00	$1,022.61	$2.48	0.49%
International Government Bond	$1,000.00	$989.27	$3.24	$1,000.00	$1,021.81	$3.29	0.65%
International Growth#	$1,000.00	$1,117.31	$5.36	$1,000.00	$1,020.00	$5.11	1.01%
Large Cap Core	$1,000.00	$1,128.40	$4.48	$1,000.00	$1,020.86	$4.26	0.84%
Large Capital Growth	$1,000.00	$1,137.24	$4.07	$1,000.00	$1,021.26	$3.85	0.76%
Mid Cap Index	$1,000.00	$1,107.61	$1.90	$1,000.00	$1,023.26	$1.83	0.36%
Mid Cap Strategic Growth	$1,000.00	$1,138.42	$4.45	$1,000.00	$1,020.91	$4.20	0.83%
Money Market I#	$1,000.00	$1,000.05	$0.85	$1,000.00	$1,024.22	$0.86	0.17%
Nasdaq-100® Index#	$1,000.00	$1,176.22	$2.89	$1,000.00	$1,022.41	$2.69	0.53%
Science & Technology	$1,000.00	$1,189.16	$5.49	$1,000.00	$1,020.05	$5.06	1.00%
Small Cap Aggressive Growth#	$1,000.00	$1,224.58	$5.52	$1,000.00	$1,020.10	$5.01	0.99%
Small Cap#	$1,000.00	$1,171.62	$5.06	$1,000.00	$1,020.41	$4.71	0.93%
Small Cap Index	$1,000.00	$1,168.78	$2.23	$1,000.00	$1,023.01	$2.08	0.41%
Small Cap Special Values	$1,000.00	$1,185.51	$4.88	$1,000.00	$1,020.61	$4.51	0.89%
Small-Mid Growth#	$1,000.00	$1,166.54	$5.43	$1,000.00	$1,020.05	$5.06	1.00%
Stock Index	$1,000.00	$1,117.06	$1.86	$1,000.00	$1,023.31	$1.78	0.35%
Value#	$1,000.00	$1,091.13	$4.46	$1,000.00	$1,020.81	$4.31	0.85%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days then divided by 365 days. These ratios do not reflect fees and expenses associated with the Variable Contracts, Plans or IRA’s. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details that apply to the Variable Contracts or your Plan/IRA document for details on the administrative fees charged by your Plan/IRA sponsor.
#	During the stated period, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Fund. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Period November 30, 2013” and the “Expense Ratios” would have been higher.

VALIC Company I Asset Allocation Fund

PORTFOLIO PROFILE — November 30, 2013 (unaudited)

Industry Allocation*

Exchange-Traded Funds	7.4%
Federal National Mtg. Assoc.	5.8
Diversified Banking Institutions	4.3
Banks — Commercial	3.3
Medical — Drugs	3.0
Federal Home Loan Mtg. Corp.	2.8
Time Deposits	2.7
Oil Companies — Integrated	2.5
Telephone — Integrated	2.5
Oil Companies — Exploration & Production	2.4
Banks — Super Regional	2.3
Diversified Financial Services	2.0
Chemicals — Diversified	1.9
Diversified Manufacturing Operations	1.7
Auto — Cars/Light Trucks	1.5
Computers	1.5
Food — Misc./Diversified	1.5
Real Estate Investment Trusts	1.4
Aerospace/Defense	1.4
Electric — Integrated	1.2
Retail — Building Products	1.2
Computer Services	1.2
Semiconductor Components — Integrated Circuits	1.1
Tobacco	1.0
United States Treasury Notes	0.9
Transport — Rail	0.9
Electronic Components — Misc.	0.9
Building — Residential/Commercial	0.8
Investment Management/Advisor Services	0.8
Beverages — Non-alcoholic	0.8
Cable/Satellite TV	0.7
Medical Products	0.7
Import/Export	0.7
Applications Software	0.7
Electronic Components — Semiconductors	0.7
Insurance — Property/Casualty	0.7
Insurance — Multi-line	0.7
Auto/Truck Parts & Equipment — Original	0.6
Medical — Biomedical/Gene	0.6
Medical — HMO	0.6
Enterprise Software/Service	0.6
Engineering/R&D Services	0.6
Multimedia	0.6
Oil — Field Services	0.6
Computers — Memory Devices	0.6
Retail — Restaurants	0.5
Web Portals/ISP	0.5
Finance — Investment Banker/Broker	0.5
Paper & Related Products	0.5
Aerospace/Defense — Equipment	0.5
Cosmetics & Toiletries	0.5
Steel — Producers	0.5
Advertising Agencies	0.4
Retail — Apparel/Shoe	0.4
Insurance — Life/Health	0.4
Retail — Discount	0.4
Electric Products — Misc.	0.4
Agricultural Chemicals	0.4
Gas — Distribution	0.4
Commercial Services — Finance	0.4
Savings & Loans/Thrifts	0.4
Pipelines	0.4
Instruments — Scientific	0.4
Insurance — Reinsurance	0.4
Retail — Drug Store	0.4
Food — Meat Products	0.3
Retail — Regional Department Stores	0.3
Semiconductor Equipment	0.3
Oil & Gas Drilling	0.3

Brewery	0.3
Real Estate Management/Services	0.3
Transport — Services	0.3
Pharmacy Services	0.3
E-Commerce/Services	0.3
Consumer Products — Misc.	0.3
Audio/Video Products	0.3
Security Services	0.3
Distribution/Wholesale	0.3
Containers — Metal/Glass	0.3
Casino Hotels	0.3
Oil Refining & Marketing	0.3
Office Automation & Equipment	0.3
Finance — Consumer Loans	0.3
Retail — Automobile	0.3
Machinery — Farming	0.3
Medical Instruments	0.3
Real Estate Operations & Development	0.2
Finance — Leasing Companies	0.2
Food — Retail	0.2
Networking Products	0.2
Machinery — Electrical	0.2
Metal Processors & Fabrication	0.2
Finance — Other Services	0.2
Banks — Fiduciary	0.2
Internet Security	0.2
Machinery — General Industrial	0.2
Industrial Automated/Robotic	0.2
Diversified Minerals	0.2
Publishing — Newspapers	0.2
Telecom Services	0.2
Printing — Commercial	0.2
Medical — Wholesale Drug Distribution	0.2
Schools	0.2
Software Tools	0.2
Coal	0.2
Electronic Measurement Instruments	0.2
United States Treasury Bonds	0.2
Airlines	0.2
Diagnostic Equipment	0.2
Footwear & Related Apparel	0.2
Cellular Telecom	0.2
Insurance — Mutual	0.2
Building & Construction Products — Misc.	0.2
Chemicals — Specialty	0.1
Advertising Services	0.1
Machinery — Construction & Mining	0.1
Municipal Bonds	0.1
E-Commerce/Products	0.1
Medical — Generic Drugs	0.1
Broadcast Services/Program	0.1
Food — Confectionery	0.1
Data Processing/Management	0.1
Medical — Hospitals	0.1
Special Purpose Entities	0.1
Electronics — Military	0.1
Transport — Truck	0.1
Rubber — Tires	0.1
Finance — Commercial	0.1
Hotels/Motels	0.1
Banks — Money Center	0.1
Athletic Footwear	0.1
Finance — Auto Loans	0.1
Sovereign	0.1
Photo Equipment & Supplies	0.1
Independent Power Producers	0.1
Human Resources	0.1
Transport — Equipment & Leasing	0.1
Toys	0.1

VALIC Company I Asset Allocation Fund

PORTFOLIO PROFILE — November 30, 2013 (unaudited) — (continued)

Industry Allocation* (continued)

Electric — Generation	0.1%
Building Products — Doors & Windows	0.1
Textile — Products	0.1
Satellite Telecom	0.1
Medical Labs & Testing Services	0.1
Rental Auto/Equipment	0.1
Diversified Operations	0.1
SupraNational Banks	0.1
Tennessee Valley Authority	0.1
Office Supplies & Forms	0.1
Commercial Services	0.1
Metal — Copper	0.1
Cruise Lines	0.1
Telecommunication Equipment	0.1
Marine Services	0.1
Building Products — Wood	0.1
Tools — Hand Held	0.1
Food — Wholesale/Distribution	0.1
Retail — Auto Parts	0.1
Alternative Waste Technology	0.1
Publishing — Periodicals	0.1
Chemicals — Plastics	0.1
Medical — Outpatient/Home Medical	0.1
Food — Dairy Products	0.1
Entertainment Software	0.1
Home Furnishings	0.1
Medical Information Systems	0.1
Petrochemicals	0.1
Consulting Services	0.1
Storage/Warehousing	0.1
Retail — Pawn Shops	0.1
Electronic Connectors	0.1
MRI/Medical Diagnostic Imaging	0.1
Non-Hazardous Waste Disposal	0.1
Lasers — System/Components	0.1
Regional Authority	0.1
Leisure Products	0.1
Wire & Cable Products	0.1
Dental Supplies & Equipment	0.1
Music	0.1
Therapeutics	0.1
Computers — Periphery Equipment	0.1
Garden Products	0.1
Wireless Equipment	0.1
Batteries/Battery Systems	0.1
Miscellaneous Manufacturing	0.1
Computers — Integrated Systems	0.1
Government National Mtg. Assoc.	0.1
Investment Companies	0.1
Television	0.1

100.3%

*	Calculated as a percentage of net assets.

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 60.4%
Advertising Agencies — 0.4%
Omnicom Group, Inc.	10,390	$742,365

Advertising Services — 0.1%
Dentsu, Inc.	4,600	191,320

Aerospace/Defense — 1.3%
Aerovironment, Inc.†	494	14,904
Boeing Co.	12,968	1,740,954
Cubic Corp.	526	29,477
Lockheed Martin Corp.	511	72,393
National Presto Industries, Inc.	122	9,347
Northrop Grumman Corp.	1,912	215,444
Raytheon Co.	541	47,976
Teledyne Technologies, Inc.†	929	86,146

		2,216,641

Aerospace/Defense - Equipment — 0.3%
AAR Corp.	948	29,597
Curtiss-Wright Corp.	1,164	61,424
GenCorp, Inc.†	1,466	26,886
IHI Corp.	44,000	183,861
Kaman Corp.	663	26,427
Moog, Inc., Class A†	1,110	76,224
Orbital Sciences Corp.†	1,458	34,234

		438,653

Agricultural Chemicals — 0.3%
CF Industries Holdings, Inc.	2,060	447,803

Agricultural Operations — 0.0%
Andersons, Inc.	434	36,920

Airlines — 0.1%
Allegiant Travel Co.†	370	40,959
SkyWest, Inc.	1,245	21,040
Southwest Airlines Co.	2,549	47,386

		109,385

Alternative Waste Technology — 0.1%
Calgon Carbon Corp.†	1,322	27,378
Darling International, Inc.†	2,938	60,905

		88,283

Apparel Manufacturers — 0.0%
Oxford Industries, Inc.	357	26,846
Quiksilver, Inc.†	3,154	28,071

		54,917

Appliances — 0.0%
iRobot Corp.†	710	23,579
Whirlpool Corp.	136	20,775

		44,354

Applications Software — 0.7%
Ebix, Inc.	799	11,130
Epiq Systems, Inc.	796	13,317
Intuit, Inc.	1,711	127,008
Microsoft Corp.	24,506	934,414
Progress Software Corp.†	1,319	34,742
Tangoe, Inc.†	805	12,671

		1,133,282

Athletic Footwear — 0.1%
NIKE, Inc., Class B	2,574	203,706

Audio/Video Products — 0.3%
Daktronics, Inc.	929	14,214
DTS, Inc.†	467	10,456

Security Description	Shares	Value (Note 2)

Audio/Video Products (continued)
Panasonic Corp.	22,600	$259,263
Sony Corp.	10,800	196,862
Universal Electronics, Inc.†	385	14,634
VOXX International Corp.†	506	9,027

		504,456

Auto Repair Centers — 0.0%
Monro Muffler Brake, Inc.	731	38,787

Auto - Cars/Light Trucks — 1.4%
Fuji Heavy Industries, Ltd.	8,000	225,883
Honda Motor Co., Ltd.	12,400	524,208
Isuzu Motors, Ltd.	19,000	121,318
Nissan Motor Co., Ltd.	18,600	169,974
Suzuki Motor Corp.	5,500	141,225
Toyota Motor Corp.	20,900	1,301,850

		2,484,458

Auto/Truck Parts & Equipment - Original — 0.6%
Aisin Seiki Co., Ltd.	4,200	168,943
BorgWarner, Inc.	1,339	143,501
Delphi Automotive PLC	1,693	99,125
Denso Corp.	3,800	190,325
Spartan Motors, Inc.	786	5,431
Sumitomo Electric Industries, Ltd.	12,400	193,340
Superior Industries International, Inc.	579	11,429
Titan International, Inc.	1,334	23,011
Toyota Industries Corp.	4,400	191,379

		1,026,484

Auto/Truck Parts & Equipment - Replacement — 0.0%
Dorman Products, Inc.	752	37,435
Standard Motor Products, Inc.	527	18,297

		55,732

Banks - Commercial — 1.7%
Bank of Kyoto, Ltd.	19,000	163,056
Bank of the Ozarks, Inc.	776	43,572
Bank of Yokohama, Ltd.	23,000	125,975
Banner Corp.	483	20,991
BBCN Bancorp, Inc.	1,965	32,796
Cardinal Financial Corp.	752	13,333
Chiba Bank, Ltd.	19,000	132,077
City Holding Co.	389	19,143
Columbia Banking System, Inc.	1,261	34,955
Community Bank System, Inc.	988	38,394
CVB Financial Corp.	2,339	37,751
First BanCorp Puerto Rico†	2,353	15,012
First Commonwealth Financial Corp.	2,351	22,005
First Financial Bancorp	1,443	23,853
First Financial Bankshares, Inc.	747	49,586
First Midwest Bancorp, Inc.	1,869	34,315
FNB Corp.	3,844	48,857
Glacier Bancorp, Inc.	1,801	53,958
Hanmi Financial Corp.	748	15,379
Home BancShares, Inc.	1,169	42,271
Independent Bank Corp.	586	22,368
Joyo Bank, Ltd.	32,000	163,398
M&T Bank Corp.	263	30,340
MB Financial, Inc.	1,366	44,545
Mizuho Financial Group, Inc.	146,800	308,147
National Penn Bancshares, Inc.	2,823	31,872
NBT Bancorp, Inc.	1,044	27,071
Old National Bancorp	2,484	38,626
PacWest Bancorp	983	40,441
Pinnacle Financial Partners, Inc.	816	26,561

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Banks - Commercial (continued)
PrivateBancorp, Inc.	1,595	$44,229
Regions Financial Corp.	7,504	73,014
S&T Bancorp, Inc.	743	19,548
Shizuoka Bank, Ltd.	11,000	124,471
Simmons First National Corp., Class A	386	13,649
Sumitomo Mitsui Financial Group, Inc.	9,300	460,346
Sumitomo Mitsui Trust Holdings, Inc.	30,000	147,327
Susquehanna Bancshares, Inc.	4,657	58,632
Taylor Capital Group, Inc.†	359	8,943
Texas Capital Bancshares, Inc.†	1,017	57,125
Tompkins Financial Corp.	288	14,429
TrustCo Bank Corp.	2,311	17,564
UMB Financial Corp.	925	59,311
Umpqua Holdings Corp.	2,795	51,456
United Bankshares, Inc.	1,142	37,058
United Community Banks, Inc.†	953	17,487
ViewPoint Financial Group, Inc.	889	22,563
Wilshire Bancorp, Inc.	1,488	15,728
Wintrust Financial Corp.	988	44,816

		2,988,344

Banks - Fiduciary — 0.0%
Boston Private Financial Holdings, Inc.	1,964	23,362

Banks - Super Regional — 2.2%
Capital One Financial Corp.	11,777	843,587
Comerica, Inc.	5,807	263,347
Fifth Third Bancorp	18,159	368,991
Huntington Bancshares, Inc.	4,385	40,254
KeyCorp	6,668	85,017
SunTrust Banks, Inc.	2,633	95,394
US Bancorp	2,282	89,500
Wells Fargo & Co.	46,042	2,026,769

		3,812,859

Batteries/Battery Systems — 0.1%
EnerSys, Inc.	1,173	83,694

Beverages - Non-alcoholic — 0.6%
Coca-Cola Co.	3,687	148,180
Coca-Cola Enterprises, Inc.	3,538	148,384
Dr Pepper Snapple Group, Inc.	5,810	280,391
Monster Beverage Corp.†	2,656	157,182
PepsiCo, Inc.	3,502	295,779

		1,029,916

Brewery — 0.2%
Asahi Group Holdings, Ltd.	6,100	166,995
Boston Beer Co., Inc., Class A†	216	52,877
Kirin Holdings Co., Ltd.	11,000	169,470

		389,342

Broadcast Services/Program — 0.0%
Digital Generation, Inc.†	493	5,822
Discovery Communications, Inc., Class A†	327	28,537
Scripps Networks Interactive, Inc., Class A	493	36,773

		71,132

Building & Construction Products - Misc. — 0.1%
Drew Industries, Inc.†	538	29,165
Gibraltar Industries, Inc.†	728	12,886
Quanex Building Products Corp.	923	16,466
Simpson Manufacturing Co., Inc.	1,005	36,481

		94,998

Building & Construction - Misc. — 0.0%
Aegion Corp.†	968	21,074

Security Description	Shares	Value (Note 2)

Building & Construction - Misc. (continued)
Dycom Industries, Inc.†	824	$23,319

		44,393

Building Products - Air & Heating — 0.0%
AAON, Inc.	696	21,416
Comfort Systems USA, Inc.	951	19,495

		40,911

Building Products - Cement — 0.0%
Headwaters, Inc.†	1,784	17,234
Texas Industries, Inc.†	519	30,164

		47,398

Building Products - Doors & Windows — 0.1%
Apogee Enterprises, Inc.	711	25,468
Asahi Glass Co., Ltd.	19,000	122,617
Griffon Corp.	1,140	14,660

		162,745

Building Products - Wood — 0.1%
Masco Corp.	5,274	118,243
Universal Forest Products, Inc.	494	25,673

		143,916

Building - Heavy Construction — 0.0%
Orion Marine Group, Inc.†	630	7,478

Building - Maintenance & Services — 0.0%
ABM Industries, Inc.	1,265	35,180

Building - Mobile Home/Manufactured Housing — 0.0%
Winnebago Industries, Inc.†	702	21,734

Building - Residential/Commercial — 0.8%
D.R. Horton, Inc.	38,913	773,590
Daiwa House Industry Co., Ltd.	6,000	116,573
M/I Homes, Inc.†	594	13,050
Meritage Homes Corp.†	847	36,912
PulteGroup, Inc.	4,864	91,249
Ryland Group, Inc.	1,134	44,816
Sekisui Chemical Co., Ltd.	13,000	152,307
Sekisui House, Ltd.	11,000	151,750
Standard Pacific Corp.†	3,620	29,612

		1,409,859

Cable/Satellite TV — 0.4%
Cablevision Systems Corp., Class A	1,769	29,666
Comcast Corp., Class A	10,923	544,730
DIRECTV†	272	17,982
Time Warner Cable, Inc.	1,177	162,685

		755,063

Casino Hotels — 0.0%
Boyd Gaming Corp.†	1,869	21,400
Monarch Casino & Resort, Inc.†	224	3,976

		25,376

Casino Services — 0.0%
Multimedia Games Holding Co., Inc.†	706	20,474

Cellular Telecom — 0.1%
NTELOS Holdings Corp.	377	8,072
NTT DOCOMO, Inc.	9,100	146,595

		154,667

Chemicals - Diversified — 1.6%
Asahi Kasei Corp.	27,000	212,995
Dow Chemical Co.	13,920	543,715

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Chemicals - Diversified (continued)
E.I. du Pont de Nemours & Co.	19,430	$1,192,613
Innophos Holdings, Inc.	545	26,149
Kuraray Co., Ltd.	13,300	165,300
LyondellBasell Industries NV, Class A	3,031	233,933
Mitsubishi Chemical Holdings Corp.	27,500	127,801
Nitto Denko Corp.	2,100	106,820
PPG Industries, Inc.	127	23,376
Shin-Etsu Chemical Co., Ltd.	3,200	184,955

		2,817,657

Chemicals - Other — 0.0%
American Vanguard Corp.	603	17,324

Chemicals - Plastics — 0.1%
A. Schulman, Inc.	734	25,103
PolyOne Corp.	2,398	77,839

		102,942

Chemicals - Specialty — 0.1%
Balchem Corp.	736	43,534
H.B. Fuller Co.	1,246	63,833
Hawkins, Inc.	244	9,213
Kraton Performance Polymers, Inc.†	805	18,748
OM Group, Inc.†	771	25,397
Quaker Chemical Corp.	326	26,419
Stepan Co.	471	29,890
Zep, Inc.	558	10,747

		227,781

Circuit Boards — 0.0%
Park Electrochemical Corp.	523	15,538
TTM Technologies, Inc.†	1,350	13,095

		28,633

Coal — 0.1%
Cloud Peak Energy, Inc.†	1,472	24,347
Peabody Energy Corp.	3,299	60,042
SunCoke Energy, Inc.†	1,756	39,808

		124,197

Commercial Services — 0.1%
ExlService Holdings, Inc.†	758	19,981
Healthcare Services Group, Inc.	1,705	49,428
Live Nation Entertainment, Inc.†	3,471	63,762
Medifast, Inc.†	317	8,587
TeleTech Holdings, Inc.†	482	12,378

		154,136

Commercial Services - Finance — 0.4%
Cardtronics, Inc.†	1,117	47,573
Green Dot Corp., Class A†	525	12,731
H&R Block, Inc.	1,930	53,828
Heartland Payment Systems, Inc.	920	41,317
MasterCard, Inc., Class A	603	458,769
McGraw Hill Financial, Inc.	90	6,705

		620,923

Communications Software — 0.0%
Digi International, Inc.†	686	7,889

Computer Graphics — 0.0%
Monotype Imaging Holdings, Inc.	979	30,496

Computer Services — 1.0%
Accenture PLC, Class A	1,785	138,284
CACI International, Inc., Class A†	574	41,196
CIBER, Inc.†	1,552	6,146

Security Description	Shares	Value (Note 2)

Computer Services (continued)
Computer Sciences Corp.	1,683	$88,559
iGATE Corp.†	716	23,972
Insight Enterprises, Inc.†	1,049	25,249
International Business Machines Corp.	6,919	1,243,206
j2 Global, Inc.	1,078	51,712
LivePerson, Inc.†	1,178	14,478
Manhattan Associates, Inc.†	477	57,364
Sykes Enterprises, Inc.†	972	21,520
Virtusa Corp.†	572	20,186

		1,731,872

Computer Software — 0.0%
Avid Technology, Inc.†	796	7,045
Blackbaud, Inc.	1,138	41,161

		48,206

Computers — 1.5%
Apple, Inc.	4,346	2,416,680
Hewlett-Packard Co.	7,483	204,660

		2,621,340

Computers - Integrated Systems — 0.1%
Agilysys, Inc.†	399	5,215
Mercury Systems, Inc.†	747	8,172
MTS Systems Corp.	393	27,404
Netscout Systems, Inc.†	940	28,604
Super Micro Computer, Inc.†	796	12,641

		82,036

Computers - Memory Devices — 0.4%
EMC Corp.	15,078	359,610
NetApp, Inc.	2,719	112,159
SanDisk Corp.	1,245	84,847
Western Digital Corp.	817	61,307

		617,923

Computers - Periphery Equipment — 0.1%
Electronics for Imaging, Inc.†	1,150	45,540
Synaptics, Inc.†	831	41,974

		87,514

Consulting Services — 0.1%
Forrester Research, Inc.	329	13,154
MAXIMUS, Inc.	1,674	76,167
Navigant Consulting, Inc.†	1,234	24,186

		113,507

Consumer Products - Misc. — 0.2%
Blyth, Inc.	233	2,910
Central Garden and Pet Co., Class A†	1,089	8,516
Clorox Co.	924	86,089
Helen of Troy, Ltd.†	742	36,143
Kimberly-Clark Corp.	1,097	119,749
Prestige Brands Holdings, Inc.†	1,274	44,896
WD-40 Co.	347	26,115

		324,418

Containers - Metal/Glass — 0.2%
Ball Corp.	4,550	227,409
Owens-Illinois, Inc.†	742	24,486

		251,895

Cosmetics & Toiletries — 0.4%
Avon Products, Inc.	3,073	54,792
Estee Lauder Cos., Inc., Class A	598	44,826
Inter Parfums, Inc.	405	14,742

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Cosmetics & Toiletries (continued)
Kao Corp.	5,300	$174,122
Procter & Gamble Co.	2,824	237,837
Shiseido Co., Ltd.	10,500	179,605

		705,924

Data Processing/Management — 0.1%
CSG Systems International, Inc.	840	24,251
Dun & Bradstreet Corp.	461	53,868
Fidelity National Information Services, Inc.	2,271	115,094

		193,213

Decision Support Software — 0.0%
Interactive Intelligence Group, Inc.†	391	25,431

Dental Supplies & Equipment — 0.1%
Align Technology, Inc.†	1,741	95,128

Diagnostic Equipment — 0.1%
Affymetrix, Inc.†	1,772	15,044
Life Technologies Corp.†	2,114	160,030

		175,074

Diagnostic Kits — 0.0%
Meridian Bioscience, Inc.	1,034	25,416

Direct Marketing — 0.0%
Harte-Hanks, Inc.	1,076	8,565

Disposable Medical Products — 0.0%
ICU Medical, Inc.†	318	20,888
Merit Medical Systems, Inc.†	1,032	16,894

		37,782

Distribution/Wholesale — 0.3%
Fossil Group, Inc.†	904	115,052
Genuine Parts Co.	2,118	175,455
MWI Veterinary Supply, Inc.†	316	57,566
Pool Corp.	1,158	64,894
ScanSource, Inc.†	695	29,183
United Stationers, Inc.	976	43,901

		486,051

Diversified Banking Institutions — 3.0%
Bank of America Corp.	69,681	1,102,353
Citigroup, Inc.	3,269	172,995
JPMorgan Chase & Co.	32,748	1,873,841
Mitsubishi UFJ Financial Group, Inc.	89,900	578,414
Morgan Stanley	44,622	1,396,669

		5,124,272

Diversified Manufacturing Operations — 1.4%
Actuant Corp., Class A	1,795	70,149
AZZ, Inc.	632	30,892
Barnes Group, Inc.	1,141	41,646
Danaher Corp.	2,738	204,802
Dover Corp.	10,598	961,663
EnPro Industries, Inc.†	517	29,262
Federal Signal Corp.†	1,579	24,680
General Electric Co.	11,493	306,403
Illinois Tool Works, Inc.	5,056	402,356
Koppers Holdings, Inc.	514	24,353
Leggett & Platt, Inc.	1,267	38,276
LSB Industries, Inc.†	470	15,078
Lydall, Inc.†	393	7,007
Parker Hannifin Corp.	595	70,115
Standex International Corp.	317	18,678
Textron, Inc.	5,012	166,549

Security Description	Shares	Value (Note 2)

Diversified Manufacturing Operations (continued)
Tredegar Corp.	600	$15,708

		2,427,617

Diversified Minerals — 0.0%
AMCOL International Corp.	594	18,509

Diversified Operations/Commercial Services — 0.0%
Chemed Corp.	437	34,055
Viad Corp.	506	13,662

		47,717

E-Commerce/Products — 0.1%
Amazon.com, Inc.†	275	108,245
Blue Nile, Inc.†	312	14,371
eBay, Inc.†	1,600	80,832
FTD Cos., Inc.†	457	15,072
Stamps.com, Inc.†	350	16,125

		234,645

E-Commerce/Services — 0.2%
OpenTable, Inc.†	572	47,802
priceline.com, Inc.†	204	243,235

		291,037

E-Marketing/Info — 0.0%
comScore, Inc.†	809	22,013
Liquidity Services, Inc.†	648	15,014
QuinStreet, Inc.†	654	5,723

		42,750

E-Services/Consulting — 0.0%
Perficient, Inc.†	827	17,929

Electric Products - Misc. — 0.4%
Emerson Electric Co.	4,997	334,749
Hitachi, Ltd.	42,000	309,592
Littelfuse, Inc.	550	47,823

		692,164

Electric - Integrated — 0.8%
ALLETE, Inc.	887	43,711
Avista Corp.	1,475	40,194
Edison International	6,144	283,914
El Paso Electric Co.	1,003	36,138
Exelon Corp.	8,409	226,286
Kansai Electric Power Co., Inc.†	8,600	97,650
NorthWestern Corp.	960	42,221
Public Service Enterprise Group, Inc.	6,924	226,346
TECO Energy, Inc.	19,211	327,355
UIL Holdings Corp.	1,394	52,317
UNS Energy Corp.	1,032	49,412

		1,425,544

Electronic Components - Misc. — 0.9%
Bel Fuse, Inc., Class B	233	5,296
Benchmark Electronics, Inc.†	1,327	30,495
CTS Corp.	797	14,489
Hoya Corp.	8,200	221,842
Jabil Circuit, Inc.	25,155	509,892
Kyocera Corp.	3,400	179,917
Methode Electronics, Inc.	875	25,314
Murata Manufacturing Co., Ltd.	2,100	180,630
OSI Systems, Inc.†	470	36,049
Plexus Corp.†	833	33,628
Rogers Corp.†	423	26,569
Sanmina Corp.†	2,065	31,966
TE Connectivity, Ltd.	1,901	100,221

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Electronic Components - Misc. (continued)
Toshiba Corp.	40,000	$172,614

		1,568,922

Electronic Components - Semiconductors — 0.5%
Broadcom Corp., Class A	6,765	180,558
Ceva, Inc.†	519	8,299
Diodes, Inc.†	896	18,305
DSP Group, Inc.†	567	5,012
Entropic Communications, Inc.†	2,229	11,056
GT Advanced Technologies, Inc.†	2,997	29,401
Kopin Corp.†	1,543	6,295
LSI Corp.	2,064	16,656
Microsemi Corp.†	2,275	55,578
Monolithic Power Systems, Inc.	848	28,323
NVIDIA Corp.	3,016	47,050
QLogic Corp.†	2,104	26,111
Rubicon Technology, Inc.†	459	4,673
Supertex, Inc.	260	6,747
Texas Instruments, Inc.	9,844	423,292

		867,356

Electronic Connectors — 0.1%
Amphenol Corp., Class A	1,284	109,140

Electronic Measurement Instruments — 0.2%
Analogic Corp.	305	29,469
Badger Meter, Inc.	358	19,665
ESCO Technologies, Inc.	659	22,446
FARO Technologies, Inc.†	425	23,179
Keyence Corp.	400	160,703
Measurement Specialties, Inc.†	361	19,978

		275,440

Electronic Security Devices — 0.0%
American Science & Engineering, Inc.	182	13,042
Tyco International, Ltd.	1,218	46,455

		59,497

Electronics - Military — 0.0%
L-3 Communications Holdings, Inc.	602	62,283

Energy - Alternate Sources — 0.0%
FutureFuel Corp.	557	9,313

Engineering/R&D Services — 0.6%
EMCOR Group, Inc.	1,648	65,475
Engility Holdings, Inc.†	413	13,154
Exponent, Inc.	328	25,378
Fluor Corp.	1,351	105,121
Foster Wheeler AG†	24,748	750,607

		959,735

Engines - Internal Combustion — 0.0%
Briggs & Stratton Corp.	1,202	24,304
Cummins, Inc.	257	34,017

		58,321

Enterprise Software/Service — 0.5%
CA, Inc.	4,251	140,283
Digital River, Inc.†	722	12,902
MicroStrategy, Inc., Class A†	224	28,970
Omnicell, Inc.†	879	21,316
Oracle Corp.	14,746	520,386
SYNNEX Corp.†	640	42,342
Tyler Technologies, Inc.†	691	70,904

		837,103

Security Description	Shares	Value (Note 2)

Entertainment Software — 0.0%
Take-Two Interactive Software, Inc.†	2,185	$35,747

Environmental Consulting & Engineering — 0.0%
Tetra Tech, Inc.†	1,568	44,829

Finance - Consumer Loans — 0.2%
Encore Capital Group, Inc.†	576	27,470
Portfolio Recovery Associates, Inc.†	1,246	72,766
SLM Corp.	5,845	155,769
World Acceptance Corp.†	274	25,296

		281,301

Finance - Investment Banker/Broker — 0.4%
Daiwa Securities Group, Inc.	19,000	184,574
Evercore Partners, Inc., Class A	778	42,673
FXCM, Inc., Class A	892	14,861
Interactive Brokers Group, Inc., Class A	1,236	29,973
Investment Technology Group, Inc.†	881	17,259
Nomura Holdings, Inc.	30,800	243,874
Piper Jaffray Cos.†	379	14,410
Stifel Financial Corp.†	1,450	64,916
SWS Group, Inc.†	706	4,561

		617,101

Finance - Leasing Companies — 0.1%
ORIX Corp.	11,800	214,860

Finance - Other Services — 0.1%
Higher One Holdings, Inc.†	718	7,065
IntercontinentalExchange Group, Inc.†	330	70,386
MarketAxess Holdings, Inc.	932	65,585
Outerwall Inc†	696	47,606
WageWorks, Inc.†	714	40,912

		231,554

Firearms & Ammunition — 0.0%
Sturm Ruger & Co., Inc.	481	37,003

Food - Canned — 0.0%
Seneca Foods Corp., Class A†	176	5,514
TreeHouse Foods, Inc.†	903	63,346

		68,860

Food - Confectionery — 0.1%
Hershey Co.	2,365	229,145

Food - Meat Products — 0.3%
Hormel Foods Corp.	10,678	480,724
Tyson Foods, Inc., Class A	3,467	109,869

		590,593

Food - Misc./Diversified — 1.4%
Ajinomoto Co., Inc.	11,000	156,798
Annie’s, Inc.†	416	19,115
B&G Foods, Inc.	1,319	45,677
Cal-Maine Foods, Inc.	373	20,496
Diamond Foods, Inc.†	511	12,642
General Mills, Inc.	3,248	163,797
Hain Celestial Group, Inc.†	1,178	97,409
J&J Snack Foods Corp.	357	30,674
Kellogg Co.	8,854	536,907
Kraft Foods Group, Inc.	10,635	564,931
Mondelez International, Inc., Class A	23,863	800,126
Snyders-Lance, Inc.	1,204	34,687

		2,483,259

Food - Retail — 0.2%
Kroger Co.	3,072	128,256

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Food - Retail (continued)
Nutrisystem, Inc.	748	$14,720
Seven & I Holdings Co., Ltd.	5,900	217,164

		360,140

Food - Wholesale/Distribution — 0.1%
Calavo Growers, Inc.	318	9,804
Spartan Stores, Inc.	901	20,903
Sysco Corp.	3,337	112,223

		142,930

Footwear & Related Apparel — 0.2%
Crocs, Inc.†	2,157	29,767
Iconix Brand Group, Inc.†	1,345	53,370
Skechers U.S.A., Inc., Class A†	960	32,275
Steven Madden, Ltd.†	1,490	58,050
Wolverine World Wide, Inc.	2,458	80,893

		254,355

Forestry — 0.0%
Deltic Timber Corp.	272	17,139

Gambling (Non-Hotel) — 0.0%
Pinnacle Entertainment, Inc.†	1,451	36,478

Garden Products — 0.1%
Toro Co.	1,405	86,703

Gas - Distribution — 0.4%
Laclede Group, Inc.	748	34,490
New Jersey Resources Corp.	1,016	46,421
Northwest Natural Gas Co.	672	28,580
Osaka Gas Co., Ltd.	44,000	177,847
Piedmont Natural Gas Co., Inc.	1,857	61,560
South Jersey Industries, Inc.	791	44,850
Southwest Gas Corp.	1,132	60,064
Tokyo Gas Co., Ltd.	32,000	159,336

		613,148

Golf — 0.0%
Callaway Golf Co.	1,780	14,418

Health Care Cost Containment — 0.0%
Corvel Corp.†	272	12,591

Home Furnishings — 0.1%
American Woodmark Corp.†	287	10,356
Ethan Allen Interiors, Inc.	648	20,023
La-Z-Boy, Inc.	1,306	38,214
Select Comfort Corp.†	1,391	29,364

		97,957

Hotels/Motels — 0.1%
Marcus Corp.	470	6,857
Starwood Hotels & Resorts Worldwide, Inc.	2,022	150,599
Wyndham Worldwide Corp.	674	48,332

		205,788

Human Resources — 0.1%
AMN Healthcare Services, Inc.†	1,164	16,156
CDI Corp.	347	5,444
Cross Country Healthcare, Inc.†	754	5,761
Heidrick & Struggles International, Inc.	383	6,986
Insperity, Inc.	551	19,423
Kelly Services, Inc., Class A	678	15,757
Korn/Ferry International†	1,213	28,093
Monster Worldwide, Inc.†	2,589	14,576
On Assignment, Inc.†	1,141	38,828
Resources Connection, Inc.	936	13,310

Security Description	Shares	Value (Note 2)

Human Resources (continued)
TrueBlue, Inc.†	1,013	$25,872

		190,206

Identification Systems — 0.0%
Brady Corp., Class A	1,152	36,092
Checkpoint Systems, Inc.†	1,020	14,729

		50,821

Import/Export — 0.6%
ITOCHU Corp.	15,000	189,212
Marubeni Corp.	23,000	166,844
Mitsubishi Corp.	11,600	228,206
Mitsui & Co., Ltd.	15,000	207,811
Sumitomo Corp.	13,700	169,469

		961,542

Industrial Automated/Robotic — 0.2%
Cognex Corp.	2,048	67,482
FANUC Corp.	1,500	252,477

		319,959

Instruments - Controls — 0.0%
Watts Water Technologies, Inc., Class A	704	42,324

Instruments - Scientific — 0.4%
FEI Co.	1,026	93,417
PerkinElmer, Inc.	14,113	536,859

		630,276

Insurance Brokers — 0.0%
eHealth, Inc.†	443	20,072

Insurance - Life/Health — 0.3%
Aflac, Inc.	3,728	247,428
Dai-ichi Life Insurance Co., Ltd.	9,300	145,731
Unum Group	2,295	77,043

		470,202

Insurance - Multi-line — 0.4%
ACE, Ltd.	2,655	272,881
Allstate Corp.	4,333	235,152
Cincinnati Financial Corp.	165	8,648
Horace Mann Educators Corp.	988	30,351
MetLife, Inc.	1,075	56,104
United Fire Group, Inc.	542	16,125

		619,261

Insurance - Property/Casualty — 0.6%
AMERISAFE, Inc.	453	19,878
Employers Holdings, Inc.	768	25,067
HCI Group, Inc.	249	12,398
Infinity Property & Casualty Corp.	289	20,620
Meadowbrook Insurance Group, Inc.	1,194	8,824
MS&AD Insurance Group Holdings	5,500	148,045
Navigators Group, Inc.†	264	17,646
NKSJ Holdings, Inc.	5,500	152,448
ProAssurance Corp.	1,512	72,697
Progressive Corp.	6,582	183,835
RLI Corp.	426	42,979
Safety Insurance Group, Inc.	318	17,856
Selective Insurance Group, Inc.	1,361	38,366
Stewart Information Services Corp.	510	16,248
Tokio Marine Holdings, Inc.	5,900	195,851
Tower Group International Ltd	975	4,056
Travelers Cos., Inc.	542	49,181

		1,025,995

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Insurance - Reinsurance — 0.4%
Berkshire Hathaway, Inc., Class B†	5,403	$629,612

Internet Application Software — 0.0%
Dealertrack Technologies, Inc.†	1,074	44,893

Internet Connectivity Services — 0.0%
PC-Tel, Inc.	369	3,660

Internet Content - Information/News — 0.0%
Dice Holdings, Inc.†	993	7,229
HealthStream, Inc.†	493	16,585
XO Group, Inc.†	584	9,151

		32,965

Internet Security — 0.2%
Symantec Corp.	5,615	126,281
Trend Micro, Inc.	5,100	199,668
VASCO Data Security International, Inc.†	668	5,144

		331,093

Investment Companies — 0.1%
Prospect Capital Corp.	7,025	80,155

Investment Management/Advisor Services — 0.8%
BlackRock, Inc.	1,548	468,657
Calamos Asset Management, Inc., Class A	510	5,656
Financial Engines, Inc.	1,228	83,197
Legg Mason, Inc.	17,661	690,722
T. Rowe Price Group, Inc.	1,569	126,242
Virtus Investment Partners, Inc.†	172	35,741

		1,410,215

Lasers - System/Components — 0.1%
Coherent, Inc.	604	41,700
Electro Scientific Industries, Inc.	578	5,948
II-VI, Inc.†	1,350	22,073
Newport Corp.†	956	16,395
Rofin-Sinar Technologies, Inc.†	703	18,158

		104,274

Leisure Products — 0.1%
Brunswick Corp.	2,219	101,408

Linen Supply & Related Items — 0.0%
G&K Services, Inc., Class A	481	28,966
UniFirst Corp.	374	38,238

		67,204

Machinery - Construction & Mining — 0.1%
Astec Industries, Inc.	461	16,872
Joy Global, Inc.	400	22,624
Komatsu, Ltd.	8,400	174,602

		214,098

Machinery - Electrical — 0.2%
Franklin Electric Co., Inc.	965	42,943
Mitsubishi Electric Corp.	19,000	219,448
SMC Corp.	600	144,457

		406,848

Machinery - Farming — 0.2%
Kubota Corp.	13,000	222,241
Lindsay Corp.	321	24,521

		246,762

Machinery - General Industrial — 0.2%
Albany International Corp., Class A	687	25,254
Applied Industrial Technologies, Inc.	1,050	50,799
DXP Enterprises, Inc.†	260	25,475

Security Description	Shares	Value (Note 2)

Machinery - General Industrial (continued)
Intevac, Inc.†	596	$3,946
Mitsubishi Heavy Industries, Ltd.	30,000	192,433
Tennant Co.	461	30,085

		327,992

Medical Information Systems — 0.1%
Computer Programs & Systems, Inc.	260	15,995
Medidata Solutions, Inc.†	619	73,605
Quality Systems, Inc.	1,077	25,159

		114,759

Medical Instruments — 0.2%
Abaxis, Inc.	518	18,638
CONMED Corp.	666	27,113
CryoLife, Inc.	688	7,602
Integra LifeSciences Holdings Corp.†	566	26,291
Medtronic, Inc.	1,594	91,368
Natus Medical, Inc.†	694	15,983
NuVasive, Inc.†	1,098	36,508
St Jude Medical, Inc.	85	4,966
SurModics, Inc.†	353	8,514
Symmetry Medical, Inc.†	936	9,182

		246,165

Medical Labs & Testing Services — 0.1%
Bio-Reference Labs, Inc.†	610	17,812
Quest Diagnostics, Inc.	2,355	143,514

		161,326

Medical Laser Systems — 0.0%
Cynosure, Inc., Class A†	461	11,935

Medical Products — 0.6%
ABIOMED, Inc.†	836	23,901
Cantel Medical Corp.	803	29,968
CareFusion Corp.†	1,636	65,195
Covidien PLC	6,100	416,386
Cyberonics, Inc.†	616	42,332
Greatbatch, Inc.†	592	24,053
Haemonetics Corp.†	1,259	53,205
Hanger, Inc.†	853	33,131
Invacare Corp.	728	16,307
Luminex Corp.†	888	17,378
Terumo Corp.	3,400	177,593
West Pharmaceutical Services, Inc.	1,712	85,463
Zimmer Holdings, Inc.	922	84,280

		1,069,192

Medical - Biomedical/Gene — 0.6%
Acorda Therapeutics, Inc.†	1,004	34,949
Amgen, Inc.	2,308	263,297
Arqule, Inc.†	1,326	3,222
Biogen Idec, Inc.†	1,772	515,599
Cambrex Corp.†	782	15,249
Celgene Corp.†	103	16,662
Emergent Biosolutions, Inc.†	708	15,895
Gilead Sciences, Inc.†	792	59,249
Ligand Pharmaceuticals, Inc., Class B†	504	28,063
Medicines Co.†	1,555	56,929
Momenta Pharmaceuticals, Inc.†	1,137	20,227
Spectrum Pharmaceuticals, Inc.	1,269	12,220

		1,041,561

Medical - Drugs — 2.9%
Abbott Laboratories	16,464	628,760
AbbVie, Inc.	10,728	519,772

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Drugs (continued)
Akorn, Inc.†	1,769	$45,552
Astellas Pharma, Inc.	3,800	225,199
Bristol-Myers Squibb Co.	13,301	683,405
Daiichi Sankyo Co., Ltd.	9,700	178,042
Eisai Co., Ltd.	4,200	164,022
Eli Lilly & Co.	13,552	680,581
Hi-Tech Pharmacal Co., Inc.	277	12,030
Johnson & Johnson	2,360	223,398
Merck & Co., Inc.	2,842	141,617
Ono Pharmaceutical Co., Ltd.	3,000	227,288
Pfizer, Inc.	24,542	778,718
PharMerica Corp.†	736	16,619
Santarus, Inc.†	1,507	48,495
Takeda Pharmaceutical Co., Ltd.	5,500	267,147
ViroPharma, Inc.†	1,627	80,553

		4,921,198

Medical - Generic Drugs — 0.0%
Impax Laboratories, Inc.†	1,563	37,575

Medical - HMO — 0.5%
Aetna, Inc.	1,193	82,234
Centene Corp.†	1,347	80,456
Cigna Corp.	1,816	158,809
Humana, Inc.	3,264	339,423
Magellan Health Services, Inc.†	654	40,025
Molina Healthcare, Inc.†	688	23,117
UnitedHealth Group, Inc.	255	18,992
WellPoint, Inc.	1,361	126,410

		869,466

Medical - Hospitals — 0.0%
Tenet Healthcare Corp.†	427	18,425

Medical - Nursing Homes — 0.0%
Ensign Group, Inc.	479	21,636
Kindred Healthcare, Inc.	1,370	23,071

		44,707

Medical - Outpatient/Home Medical — 0.1%
Air Methods Corp.	871	48,741
Almost Family, Inc.	206	5,747
Amedisys, Inc.†	797	12,975
Amsurg Corp.†	803	38,801
Gentiva Health Services, Inc.†	734	9,065
LHC Group, Inc.†	290	6,888

		122,217

Medical - Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp.	1,097	77,371
Cardinal Health, Inc.	2,770	178,942
McKesson Corp.	194	32,183

		288,496

Metal Processors & Fabrication — 0.2%
CIRCOR International, Inc.	437	34,667
Haynes International, Inc.	309	16,754
Mueller Industries, Inc.	702	42,878
NSK, Ltd.	17,000	200,830
RTI International Metals, Inc.†	759	26,467

		321,596

Metal Products - Distribution — 0.0%
A.M. Castle & Co.†	385	5,386
Olympic Steel, Inc.	230	6,456

		11,842

Security Description	Shares	Value (Note 2)

Metal - Aluminum — 0.0%
Century Aluminum Co.†	1,261	$11,349
Kaiser Aluminum Corp.	461	31,035

		42,384

Metal - Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	4,399	152,601

Miscellaneous Manufacturing — 0.1%
Hillenbrand, Inc.	1,544	43,386
John Bean Technologies Corp.	664	19,628
Movado Group, Inc.	442	20,120

		83,134

Multimedia — 0.4%
EW Scripps Co., Class A†	762	15,445
Viacom, Inc., Class B	1,875	150,319
Walt Disney Co.	6,470	456,394

		622,158

Networking Products — 0.2%
Anixter International, Inc.	656	57,990
Black Box Corp.	406	11,372
Cisco Systems, Inc.	12,860	273,275
Ixia†	1,359	17,653
LogMeIn, Inc.†	558	19,251
NETGEAR, Inc.†	959	30,794
Procera Networks, Inc.†	473	7,223

		417,558

Non-Ferrous Metals — 0.0%
Globe Specialty Metals, Inc.	1,614	28,729
Materion Corp.	510	14,668

		43,397

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	3,025	105,603

Office Automation & Equipment — 0.3%
Canon, Inc.	8,600	286,317
Xerox Corp.	11,998	136,537

		422,854

Office Furnishings - Original — 0.0%
Interface, Inc.	1,403	28,130

Office Supplies & Forms — 0.1%
Avery Dennison Corp.	3,182	155,600

Oil & Gas Drilling — 0.1%
Ensco PLC, Class A	2,762	163,179
Nabors Industries, Ltd.	4,005	66,283

		229,462

Oil Companies - Exploration & Production — 1.0%
Anadarko Petroleum Corp.	6,369	565,695
Approach Resources, Inc.†	867	18,372
Cabot Oil & Gas Corp.	1,254	43,200
Carrizo Oil & Gas, Inc.†	1,015	41,047
Chesapeake Energy Corp.	494	13,274
Comstock Resources, Inc.	1,121	18,979
ConocoPhillips	6,348	462,134
Contango Oil & Gas Co.†	363	17,101
Devon Energy Corp.	2,058	124,756
EOG Resources, Inc.	322	53,130
Forest Oil Corp.†	2,970	13,127
Noble Energy, Inc.	1,758	123,482
Northern Oil and Gas, Inc.†	1,475	23,526
Occidental Petroleum Corp.	1,270	120,599

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Oil Companies - Exploration & Production (continued)
PDC Energy, Inc.†	887	$52,253
Penn Virginia Corp.†	1,366	14,657
PetroQuest Energy, Inc.†	1,407	5,769
Stone Energy Corp.†	1,229	40,655
Swift Energy Co.†	1,073	14,282

		1,766,038

Oil Companies - Integrated — 2.1%
Chevron Corp.	11,613	1,421,896
Exxon Mobil Corp.	18,700	1,748,076
Hess Corp.	2,289	185,706
Marathon Oil Corp.	3,919	141,241
Phillips 66	2,642	183,910

		3,680,829

Oil Field Machinery & Equipment — 0.0%
Flotek Industries, Inc.†	1,094	22,908
Gulf Island Fabrication, Inc.	302	7,991

		30,899

Oil Refining & Marketing — 0.2%
JX Holdings, Inc.	37,800	196,704
Marathon Petroleum Corp.	2,062	170,610
Tesoro Corp.	94	5,511

		372,825

Oil - Field Services — 0.5%
Baker Hughes, Inc.	3,422	194,917
Basic Energy Services, Inc.†	636	9,025
C&J Energy Services, Inc.†	1,118	26,497
Exterran Holdings, Inc.†	1,455	47,317
Halliburton Co.	4,064	214,091
Hornbeck Offshore Services, Inc.†	796	40,301
Matrix Service Co.†	650	14,430
Newpark Resources, Inc.†	2,161	26,062
Pioneer Energy Services Corp.†	1,574	11,364
Schlumberger, Ltd.	1,617	142,975
SEACOR Holdings, Inc.	458	42,617
Tesco Corp.†	784	14,018
TETRA Technologies, Inc.†	1,944	23,989

		807,603

Paper & Related Products — 0.2%
Clearwater Paper Corp.†	551	29,176
International Paper Co.	2,036	94,979
KapStone Paper and Packaging Corp.†	999	53,227
Neenah Paper, Inc.	395	16,586
P.H. Glatfelter Co.	1,070	29,949
Schweitzer-Mauduit International, Inc.	783	40,411
Wausau Paper Corp.	1,188	14,422

		278,750

Pharmacy Services — 0.3%
Express Scripts Holding Co.†	7,857	529,169

Photo Equipment & Supplies — 0.1%
FUJIFILM Holdings Corp.	7,200	196,616

Physicians Practice Management — 0.0%
Healthways, Inc.†	867	12,146
IPC The Hospitalist Co., Inc.†	418	26,284

		38,430

Platinum — 0.0%
Stillwater Mining Co.†	2,977	33,432

Security Description	Shares	Value (Note 2)

Poultry — 0.0%
Sanderson Farms, Inc.	501	$34,238

Power Converter/Supply Equipment — 0.0%
Advanced Energy Industries, Inc.†	880	20,962
Powell Industries, Inc.	226	15,501
Vicor Corp.†	483	5,221

		41,684

Printing - Commercial — 0.1%
Consolidated Graphics, Inc.†	204	13,139
Dai Nippon Printing Co., Ltd.	17,000	175,270

		188,409

Protection/Safety — 0.0%
Landauer, Inc.	236	12,508

Publishing - Newspapers — 0.0%
Gannett Co., Inc.	2,281	61,724

Real Estate Investment Trusts — 1.2%
Acadia Realty Trust	1,350	35,060
Agree Realty Corp.	374	10,958
American Assets Trust, Inc.	848	26,449
Apartment Investment & Management Co., Class A	10,254	257,478
Associated Estates Realty Corp.	1,428	22,720
Capstead Mortgage Corp.	2,408	28,968
Cedar Realty Trust, Inc.	1,579	9,158
CoreSite Realty Corp.	529	17,118
Cousins Properties, Inc.	4,406	47,188
DiamondRock Hospitality Co.	4,817	55,058
Digital Realty Trust, Inc.	8,838	417,507
EastGroup Properties, Inc.	747	45,261
EPR Properties	1,257	63,215
Franklin Street Properties Corp.	2,134	27,443
Geo Group, Inc.	1,771	58,089
Getty Realty Corp.	668	12,311
Government Properties Income Trust	1,326	32,898
Healthcare Realty Trust, Inc.	2,341	51,806
Host Hotels & Resorts, Inc.	1,571	28,922
Inland Real Estate Corp.	2,013	21,821
Kite Realty Group Trust	3,191	20,901
LaSalle Hotel Properties	2,550	79,866
Lexington Realty Trust	5,049	51,853
LTC Properties, Inc.	849	32,695
Medical Properties Trust, Inc.	3,909	51,638
Parkway Properties, Inc.	1,070	19,570
Pennsylvania Real Estate Investment Trust	1,704	30,655
Post Properties, Inc.	1,337	57,304
PS Business Parks, Inc.	490	38,377
Public Storage	1,244	189,959
Sabra Health Care REIT, Inc.	924	24,652
Saul Centers, Inc.	317	15,416
Sovran Self Storage, Inc.	778	51,924
Tanger Factory Outlet Centers	2,310	76,392
Universal Health Realty Income Trust	317	13,434
Urstadt Biddle Properties, Inc., Class A	642	12,237

		2,036,301

Real Estate Management/Services — 0.3%
CBRE Group, Inc., Class A†	1,335	32,360
Daito Trust Construction Co., Ltd.	1,500	142,348
HFF, Inc., Class A†	812	20,804
Mitsubishi Estate Co., Ltd.	11,000	305,433

		500,945

Real Estate Operations & Development — 0.2%
Forestar Group, Inc.†	869	16,824

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Real Estate Operations & Development (continued)
Mitsui Fudosan Co., Ltd.	6,000	$203,564
Sumitomo Realty & Development Co., Ltd.	4,000	189,602

		409,990

Recreational Vehicles — 0.0%
Arctic Cat, Inc.	329	18,513

Research & Development — 0.0%
PAREXEL International Corp.†	1,386	57,131

Resort/Theme Parks — 0.0%
Marriott Vacations Worldwide Corp.†	755	39,441

Retail - Apparel/Shoe — 0.4%
Aeropostale, Inc.†	1,938	20,000
Brown Shoe Co., Inc.	1,017	26,167
Buckle, Inc.	680	36,081
Cato Corp., Class A	672	22,875
Children’s Place Retail Stores, Inc.†	558	30,690
Christopher & Banks Corp.†	823	5,160
Fast Retailing Co., Ltd.	400	151,526
Fifth & Pacific Cos., Inc.†	3,038	99,221
Finish Line, Inc., Class A	1,188	31,375
Francesca’s Holdings Corp.†	1,093	21,445
Gap, Inc.	2,386	97,754
Genesco, Inc.†	583	43,673
Jos. A. Bank Clothiers, Inc.†	698	39,660
Men’s Wearhouse, Inc.	1,125	57,510
Stein Mart, Inc.	731	10,775
Urban Outfitters, Inc.†	1,330	51,897

		745,809

Retail - Auto Parts — 0.0%
Pep Boys-Manny Moe & Jack†	1,265	17,330

Retail - Automobile — 0.1%
Group 1 Automotive, Inc.	522	35,731
Lithia Motors, Inc., Class A	554	36,608
Sonic Automotive, Inc., Class A	860	20,399

		92,738

Retail - Bedding — 0.0%
Bed Bath & Beyond, Inc.†	371	28,949

Retail - Bookstores — 0.0%
Barnes & Noble, Inc.†	916	15,370

Retail - Building Products — 1.2%
Home Depot, Inc.	21,575	1,740,455
Lowe’s Cos., Inc.	4,752	225,625
Lumber Liquidators Holdings, Inc.†	676	68,067

		2,034,147

Retail - Computer Equipment — 0.0%
GameStop Corp., Class A	1,213	58,527

Retail - Consumer Electronics — 0.0%
Best Buy Co., Inc.	959	38,887

Retail - Convenience Store — 0.0%
Casey’s General Stores, Inc.	940	69,955

Retail - Discount — 0.4%
Fred’s, Inc., Class A	843	14,634
Target Corp.	2,362	151,003
Tuesday Morning Corp.†	908	12,576
Wal - Mart Stores, Inc.	5,808	470,506

		648,719

Security Description	Shares	Value (Note 2)

Retail - Drug Store — 0.3%
CVS Caremark Corp.	6,364	$426,133

Retail - Home Furnishings — 0.0%
Haverty Furniture Cos., Inc.	494	14,079
Kirkland’s, Inc.†	375	9,607

		23,686

Retail - Jewelry — 0.0%
Zale Corp.†	801	11,815

Retail - Leisure Products — 0.0%
MarineMax, Inc.†	646	10,155

Retail - Pawn Shops — 0.1%
Cash America International, Inc.	692	26,026
Ezcorp, Inc., Class A†	1,350	15,768
First Cash Financial Services, Inc.†	718	45,651

		87,445

Retail - Pet Food & Supplies — 0.0%
PetMed Express, Inc.	499	7,874

Retail - Regional Department Stores — 0.3%
Isetan Mitsukoshi Holdings, Ltd.	10,800	155,318
Kohl’s Corp.	6,794	375,572
Macy’s, Inc.	409	21,783
Stage Stores, Inc.	796	16,724

		569,397

Retail - Restaurants — 0.4%
Biglari Holdings, Inc.†	36	17,462
BJ’s Restaurants, Inc.†	618	18,318
Buffalo Wild Wings, Inc.†	465	69,862
CEC Entertainment, Inc.	391	18,748
Chipotle Mexican Grill, Inc.†	108	56,577
Cracker Barrel Old Country Store, Inc.	592	64,226
DineEquity, Inc.	402	33,820
Jack in the Box, Inc.†	1,057	50,049
Papa John’s International, Inc.	398	33,780
Red Robin Gourmet Burgers, Inc.†	318	25,348
Ruby Tuesday, Inc.†	1,494	10,533
Ruth’s Hospitality Group, Inc.	924	13,287
Sonic Corp.†	1,262	24,975
Starbucks Corp.	2,904	236,560
Texas Roadhouse, Inc.	1,482	41,466

		715,011

Retail - Sporting Goods — 0.0%
Big 5 Sporting Goods Corp.	425	7,914
Hibbett Sports, Inc.†	644	41,583
Zumiez, Inc.†	555	15,412

		64,909

Retail - Vitamins & Nutrition Supplements — 0.0%
Vitamin Shoppe, Inc.†	754	40,920

Rubber - Tires — 0.1%
Bridgestone Corp.	5,700	208,689

Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	658	13,318

Savings & Loans/Thrifts — 0.1%
Bank Mutual Corp.	1,040	7,207
BofI Holding, Inc.†	304	24,916
Brookline Bancorp, Inc.	1,757	16,059
Dime Community Bancshares, Inc.	720	12,110
Northwest Bancshares, Inc.	2,337	34,915
Oritani Financial Corp.	972	15,834

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Savings & Loans/Thrifts (continued)
Provident Financial Services, Inc.	1,315	$25,708
Sterling Bancorp	1,936	25,439

		162,188

Schools — 0.1%
American Public Education, Inc.†	443	20,019
Capella Education Co.†	278	18,270
Career Education Corp.†	1,520	7,676
ITT Educational Services, Inc.†	454	17,702
Lincoln Educational Services Corp.	614	3,285
Strayer Education, Inc.	269	9,993
Universal Technical Institute, Inc.	529	7,697

		84,642

Security Services — 0.1%
Secom Co., Ltd.	3,000	185,111

Seismic Data Collection — 0.0%
Geospace Technologies Corp.†	321	28,014
ION Geophysical Corp.†	3,054	11,788

		39,802

Semiconductor Components - Integrated Circuits — 1.1%
Cirrus Logic, Inc.†	14,684	296,323
Exar Corp.†	1,201	14,712
Hittite Microwave Corp.†	779	49,256
Micrel, Inc.	1,188	11,536
Pericom Semiconductor Corp.†	499	4,760
Power Integrations, Inc.	739	39,507
QUALCOMM, Inc.	20,222	1,487,935
Sigma Designs, Inc.†	728	4,084
TriQuint Semiconductor, Inc.†	3,861	30,425

		1,938,538

Semiconductor Equipment — 0.3%
Applied Materials, Inc.	5,493	95,029
ATMI, Inc.†	797	24,388
Brooks Automation, Inc.	1,671	17,663
Cabot Microelectronics Corp.†	582	26,231
Cohu, Inc.	527	5,223
KLA-Tencor Corp.	181	11,560
Kulicke & Soffa Industries, Inc.†	1,873	23,637
MKS Instruments, Inc.	1,313	39,088
Nanometrics, Inc.†	529	9,988
Rudolph Technologies, Inc.†	840	9,450
Tessera Technologies, Inc.	1,198	23,960
Tokyo Electron, Ltd.	3,200	173,395
Ultratech, Inc.†	679	17,966
Veeco Instruments, Inc.†	977	31,479

		509,057

Software Tools — 0.2%
VMware, Inc., Class A†	3,493	281,641

Steel - Producers — 0.3%
AK Steel Holding Corp.†	3,420	19,357
JFE Holdings, Inc.	7,200	161,820
Nippon Steel & Sumitomo Metal Corp.	76,000	246,346

		427,523

Storage/Warehousing — 0.0%
Mobile Mini, Inc.†	1,011	40,844

Telecom Equipment - Fiber Optics — 0.0%
Corning, Inc.	391	6,678
Harmonic, Inc.†	2,520	19,404

Security Description	Shares	Value (Note 2)

Telecom Equipment - Fiber Optics (continued)
Oplink Communications, Inc.†	443	$7,186

		33,268

Telecom Services — 0.0%
Cbeyond, Inc.†	762	4,229
Lumos Networks Corp.	440	10,146
USA Mobility, Inc.	507	7,448

		21,823

Telecommunication Equipment — 0.1%
ARRIS Group, Inc.†	2,825	57,969
Comtech Telecommunications Corp.	385	12,374
Harris Corp.	1,201	77,477
Nortel Networks Corp.†	62	0

		147,820

Telephone - Integrated — 1.8%
AT&T, Inc.	45,447	1,600,189
Atlantic Tele-Network, Inc.	257	14,410
CenturyLink, Inc.	2,227	68,369
Cincinnati Bell, Inc.†	5,026	16,083
General Communication, Inc., Class A†	754	7,502
KDDI Corp.	4,000	251,111
Nippon Telegraph & Telephone Corp.	3,000	150,549
SoftBank Corp.	7,600	615,123
Verizon Communications, Inc.	6,174	306,354

		3,029,690

Textile - Apparel — 0.0%
Perry Ellis International, Inc.	330	5,125

Textile - Products — 0.1%
Toray Industries, Inc.	23,000	162,577

Therapeutics — 0.1%
Anika Therapeutics, Inc.†	283	9,721
Questcor Pharmaceuticals, Inc.	1,363	79,068

		88,789

Tobacco — 1.0%
Alliance One International, Inc.†	1,908	5,896
Altria Group, Inc.	9,467	350,090
Japan Tobacco, Inc.	7,800	263,490
Lorillard, Inc.	10,852	557,033
Philip Morris International, Inc.	5,672	485,183
Reynolds American, Inc.	1,305	65,837

		1,727,529

Toys — 0.1%
JAKKS Pacific, Inc.	517	3,340
Nintendo Co., Ltd.	1,300	166,649

		169,989

Transactional Software — 0.0%
Bottomline Technologies de, Inc.†	892	30,836
Synchronoss Technologies, Inc.†	746	23,671

		54,507

Transport - Air Freight — 0.0%
Atlas Air Worldwide Holdings, Inc.†	628	24,115

Transport - Rail — 0.9%
Central Japan Railway Co.	1,100	132,311
East Japan Railway Co.	2,300	188,401
Keikyu Corp.	17,000	142,573
Keio Corp.	23,000	152,473
Norfolk Southern Corp.	5,346	468,791

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Transport - Rail (continued)
Tobu Railway Co., Ltd.	34,000	$165,975
Union Pacific Corp.	1,749	283,408

		1,533,932

Transport - Services — 0.3%
Bristow Group, Inc.	900	72,180
Era Group, Inc.†	449	14,651
Hub Group, Inc., Class A†	883	33,227
United Parcel Service, Inc., Class B	3,773	386,280

		506,338

Transport - Truck — 0.1%
Arkansas Best Corp.	596	19,394
Forward Air Corp.	738	31,882
Heartland Express, Inc.	1,144	20,969
Knight Transportation, Inc.	1,502	26,841
Old Dominion Freight Line, Inc.†	1,731	89,198
Saia, Inc.†	600	20,838

		209,122

Travel Services — 0.0%
Interval Leisure Group, Inc.	965	25,843

Veterinary Diagnostics — 0.0%
Neogen Corp.†	891	45,325

Water — 0.0%
American States Water Co.	961	28,042

Web Hosting/Design — 0.0%
NIC, Inc.	1,498	36,521

Web Portals/ISP — 0.5%
Blucora, Inc.†	1,020	29,662
Google, Inc., Class A†	799	846,612

		876,274

Wire & Cable Products — 0.1%
Belden, Inc.	1,081	75,691
Encore Wire Corp.	463	23,252

		98,943

Wireless Equipment — 0.1%
CalAmp Corp.†	800	19,952
ViaSat, Inc.†	1,034	62,216

		82,168

Total Common Stock
(cost $86,934,454)		104,306,375

EXCHANGE-TRADED FUNDS — 7.4%
iShares Core S&P Small-Cap ETF	9,440	1,019,520
iShares Europe ETF	162,427	7,526,867
SPDR S&P 500 ETF Trust, Series 1	3,804	688,524
Vanguard FTSE Emerging Markets ETF	61,909	3,551,101

Total Exchange-Traded Funds
(cost $11,933,256)		12,786,012

PREFERRED SECURITIES — 0.2%
Banks - Commercial — 0.1%
Zions Bancorporation FRS 6.30%	3,250	78,000

Electric - Integrated — 0.0%
Entergy Louisiana LLC 4.70%	3,650	69,496

Finance - Mortgage Loan/Banker — 0.0%
Federal Home Loan Mtg. Corp. FRS 0.00%†	2,200	18,326

Security Description	Shares/ Principal Amount	Value (Note 2)

Telecom Services — 0.1%
Qwest Corp. 6.13%	6,925	$138,916

Total Preferred Securities
(cost $379,571)		304,738

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.7%
Banks - Commercial — 0.1%
Zions Bancorporation FRS Series I 5.80% due 06/15/2023(1)	$136,000	121,720

Banks - Super Regional — 0.1%
Wells Fargo & Co. FRS Series K 7.98% due 03/15/2018(1)	50,000	56,125
Wells Fargo Capital X 5.95% due 12/01/2086	31,000	30,380

		86,505

Diversified Banking Institutions — 0.1%
BAC Capital Trust XIII FRS Series F 4.00% due 12/26/2013(1)	178,000	135,280
JPMorgan Chase & Co. FRS Series Q 5.15% due 05/01/2023(1)	219,000	197,100
JPMorgan Chase & Co. FRS Series 1 7.90% due 04/30/2018(1)	65,000	71,825
JPMorgan Chase Capital XXIII FRS 1.24% due 05/15/2077	23,000	17,049

		421,254

Finance - Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(2)	45,000	5

Finance - Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043	110,000	102,437

Food - Dairy Products — 0.1%
Land O’Lakes Capital Trust I 7.45% due 03/15/2028*	125,000	120,000

Insurance - Life/Health — 0.0%
Prudential Financial, Inc. FRS 5.63% due 06/15/2043	58,000	56,912

Insurance - Multi-line — 0.1%
MetLife, Inc. 6.40% due 12/15/2066	90,000	92,250

Tools - Hand Held — 0.1%
Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053	142,000	145,905

Total Preferred Securities/Capital Securities
(cost $1,106,204)		1,146,988

WARRANTS† — 0.0%
Television — 0.0%
ION Media Networks, Inc. Expires 12/18/2016 (strike price $500.00)(2)(3)(4)	9	2,790
ION Media Networks, Inc. Expires 12/18/2016 (strike price $687.00)(2)(3)(4)	9	1,125

Total Warrants
(cost $0)		3,915

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES — 1.6%
Diversified Financial Services — 1.6%
Avis Budget Rental Car Funding AESOP LLC Series 2013-1A, Class A 1.92% due 09/20/2019*	$65,000	$64,466
Banc of America Funding Corp. FRS Series 2006-A, Class 1A1 2.63% due 02/20/2036(5)	202,211	199,816
Capital Auto Receivables Asset Trust Series 2013-2, Class A3 1.24% due 10/20/2017	93,000	93,620
Citibank Omni Master Trust Series 2009-A17, Class A17 4.90% due 11/15/2018*	100,000	104,073
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A2 2.96% due 11/10/2046(3)(6)	567,000	584,002
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 4.47% due 03/20/2043*	40,693	41,393
Commercial Mtg. Trust Pass Through Certs. Series 2012-CR2, Class A2 2.03% due 08/15/2045(6)	47,768	48,375
Countrywide Asset-Backed Certs. FRS Series 2004-6, Class 1A2 0.54% due 12/25/2034	20,535	18,891
Discover Card Execution Note Trust Series 2007-A1, Class A1 5.65% due 03/16/2020	200,000	231,567
Dominos Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/2042*	185,986	201,433
Ford Credit Auto Owner Trust Series 2013-D, Class B 1.54% due 03/15/2019	42,000	42,032
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(6)	66,000	66,193
Honda Auto Receivables Owner Trust Series 2013-3, Class A4 1.13% due 09/16/2019	33,000	33,295
Huntington Auto Trust Series 2012-2, Class B 1.07% due 02/15/2018	175,000	174,214
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class A2 1.97% due 08/15/2045(6)	100,000	102,300
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2013-C13, Class A2 2.94% due 11/15/2046(3)(6)	565,000	581,927
New Century Home Equity Loan Trust VRS Series 2004-A, Class AII9 4.62% due 08/25/2034	37,052	37,847
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C23, Class AM 5.47% due 01/15/2045(6)	84,000	91,062
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 6.17% due 06/15/2045(6)	50,000	55,337
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR10, Class 2A16 2.63% due 06/25/2035(5)	15,886	15,922
WF-RBS Commercial Mtg. Trust Series 2012-C8, Class A2 1.88% due 08/15/2045(6)	38,154	38,426

Total Asset Backed Securities
(cost $2,826,269)		2,826,191

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES — 13.3%
Advanced Materials — 0.0%
Iracore International Holdings, Inc. Senior Sec. Notes 9.50% due 06/01/2018*	$25,000	$26,250

Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	48,000	45,238

Advertising Services — 0.0%
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	37,000	34,595

Aerospace/Defense — 0.1%
Boeing Co. Senior Notes 0.95% due 05/15/2018	101,000	98,034

Aerospace/Defense - Equipment — 0.2%
Alliant Techsystems, Inc. Senior Notes 5.25% due 10/01/2021*	68,000	68,340
Erickson Air-Crane, Inc. Sec. Notes 8.25% due 05/01/2020*	78,000	79,462
Exelis, Inc. Company Guar. Notes 5.55% due 10/01/2021	231,000	231,403

		379,205

Agricultural Chemicals — 0.1%
Mosaic Co. Senior Notes 4.25% due 11/15/2023	123,000	122,396
Mosaic Co. Senior Notes 5.45% due 11/15/2033	51,000	52,110
Mosaic Co. Senior Notes 5.63% due 11/15/2043	51,000	51,913

		226,419

Airlines — 0.0%
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class A-1 7.20% due 07/02/2020	31,058	33,077
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 07/02/2016	8,743	8,918
United Airlines Pass Through Trust Pass Through Certs. Series 2013-1, Class B 5.38% due 02/15/2023	15,000	15,113

		57,108

Alternative Waste Technology — 0.0%
ADS Waste Holdings, Inc. Company Guar. Notes 8.25% due 10/01/2020*	43,000	45,473

Auto - Cars/Light Trucks — 0.0%
Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.25% due 06/15/2021	50,000	56,875

Auto/Truck Parts & Equipment - Original — 0.0%
Affinia Group, Inc. Company Guar. Notes 7.75% due 05/01/2021*	47,000	49,115

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Banks - Commercial — 0.6%
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	$30,000	$32,325
FirstMerit Corp. Sub. Notes 4.35% due 02/04/2023	38,000	37,882
KeyBank NA Senior Notes 1.10% due 11/25/2016	260,000	260,132
Union Bank NA Senior Notes 2.63% due 09/26/2018	259,000	265,825
Zions Bancorporation Senior Notes 4.00% due 06/20/2016	63,000	65,739
Zions Bancorporation Senior Notes 4.50% due 03/27/2017	143,000	153,404
Zions Bancorporation Senior Notes 4.50% due 06/13/2023	141,000	140,233

		955,540

Banks - Fiduciary — 0.2%
Bank of New York Mellon Corp. Senior Notes 1.20% due 02/20/2015	115,000	115,958
RBS Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	207,000	201,604

		317,562

Banks - Super Regional — 0.0%
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/2026	13,000	14,187

Beverages - Non-alcoholic — 0.0%
Innovation Ventures LLC/Innovation Ventures Finance Corp. Senior Sec. Notes 9.50% due 08/15/2019*	40,000	38,400

Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 0.80% due 07/15/2015	179,000	179,895

Broadcast Services/Program — 0.1%
Nexstar Broadcasting, Inc. Company Guar. Notes 6.88% due 11/15/2020	150,000	158,625

Building & Construction Products - Misc. — 0.1%
Owens Corning, Inc. Company Guar. Notes 7.00% due 12/01/2036	70,000	76,703

Building & Construction - Misc. — 0.0%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023*	38,000	36,480

Building Products - Cement — 0.0%
Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	50,000	53,875

Building Products - Wood — 0.0%
Boise Cascade Co. Company Guar. Notes 6.38% due 11/01/2020	2,000	2,100

Security Description	Principal Amount	Value (Note 2)

Building - Residential/Commercial — 0.0%
Standard Pacific Corp. Company Guar. Notes 6.25% due 12/15/2021	$37,000	$37,925

Cable/Satellite TV — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 03/15/2021*	199,000	192,035
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	54,000	56,362
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 3.80% due 03/15/2022	74,000	70,790
TCI Communications, Inc. Senior Notes 7.13% due 02/15/2028	55,000	68,889
WideOpenWest Finance LLC/WideOpenWest Capital Corp. Company Guar. Notes 10.25% due 07/15/2019	50,000	55,625

		443,701

Capacitors — 0.0%
Kemet Corp. Senior Sec. Notes 10.50% due 05/01/2018	50,000	48,625

Casino Hotels — 0.3%
Caesars Entertainment Operating Co., Inc. Company Guar. Notes 10.75% due 02/01/2016	10,000	8,050
Caesars Entertainment Resort Properties LLC Senior Sec. Notes 8.00% due 10/01/2020*	69,000	70,553
Caesars Entertainment Resort Properties LLC Sec. Notes 11.00% due 10/01/2021*	79,000	78,802
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	60,000	60,225
Eldorado Resorts LLC/Eldorado Capital Corp. Senior Sec. Notes 8.63% due 06/15/2019*	100,000	106,250
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*	125,000	122,500

		446,380

Cellular Telecom — 0.1%
Sprint Communications, Inc. Senior Notes 7.00% due 08/15/2020	17,000	18,275
T-Mobile USA, Inc. Company Guar. Notes 6.46% due 04/28/2019	38,000	40,470
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/28/2021	34,000	35,615

		94,360

Chemicals - Diversified — 0.1%
Chemtura Corp. Company Guar. Notes 5.75% due 07/15/2021	40,000	40,500
Eagle Spinco, Inc. Company Guar. Notes 4.63% due 02/15/2021*	150,000	145,500

		186,000

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Chemicals - Other — 0.0%
Taminco Global Chemical Corp. Sec. Notes 9.75% due 03/31/2020*	$32,000	$36,400

Chemicals - Plastics — 0.0%
PolyOne Corp. Senior Notes 5.25% due 03/15/2023	20,000	19,500

Chemicals - Specialty — 0.0%
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	51,000	61,859

Coal — 0.1%
CONSOL Energy, Inc. Company Guar. Notes 6.38% due 03/01/2021	34,000	35,275
Murray Energy Corp. Senior Sec. Notes 8.63% due 06/15/2021*	40,000	41,200
Peabody Energy Corp. Company Guar. Notes 6.25% due 11/15/2021	30,000	30,675
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*	46,000	48,070

		155,220

Commercial Services - Finance — 0.0%
Harland Clarke Holdings Corp. Company Guar. Notes 9.50% due 05/15/2015	16,000	16,080
Harland Clarke Holdings Corp. Senior Sec. Notes 9.75% due 08/01/2018*	34,000	37,103

		53,183

Computer Services — 0.2%
International Business Machines Corp. Senior Notes 1.63% due 05/15/2020	189,000	177,685
International Business Machines Corp. Senior Notes 6.22% due 08/01/2027	56,000	68,049

		245,734

Computers - Memory Devices — 0.1%
EMC Corp. Senior Notes 2.65% due 06/01/2020	97,000	95,966

Consumer Products - Misc. — 0.1%
American Achievement Corp. Sec. Notes 10.88% due 04/15/2016*	42,000	44,572
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	135,000	138,375

		182,947

Containers - Metal/Glass — 0.1%
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	189,000	207,900

Containers - Paper/Plastic — 0.0%
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	25,000	26,813

Security Description	Principal Amount	Value (Note 2)

Containers - Paper/Plastic (continued)
Tekni-Plex, Inc. Senior Sec. Notes 9.75% due 06/01/2019*	$24,000	$27,360

		54,173

Cosmetics & Toiletries — 0.1%
First Quality Finance Co., Inc. Senior Notes 4.63% due 05/15/2021*	113,000	106,502

Data Processing/Management — 0.0%
Audatex North America, Inc. Company Guar. Notes 6.00% due 06/15/2021*	19,000	19,855
Audatex North America, Inc. Company Guar. Notes 6.13% due 11/01/2023*	14,000	14,455

		34,310

Diagnostic Equipment — 0.1%
Life Technologies Corp. Senior Notes 5.00% due 01/15/2021	74,000	79,626

Direct Marketing — 0.0%
Catalina Marketing Corp. Company Guar. Notes 11.63% due 10/01/2017*	7,600	7,923

Diversified Banking Institutions — 0.9%
Ally Financial, Inc. Sub. Notes 8.00% due 12/31/2018	42,000	49,980
Bank of America Corp. Sub. Notes 5.49% due 03/15/2019	200,000	223,239
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	24,000	27,986
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	209,000	214,646
Goldman Sachs Group, Inc. FRS Senior Notes 1.84% due 11/29/2023	137,000	137,752
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	103,000	104,003
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	78,000	85,816
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	126,000	139,734
JPMorgan Chase & Co. Senior Notes 1.63% due 05/15/2018	31,000	30,563
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	109,000	129,825
Morgan Stanley Senior Notes 4.75% due 03/22/2017	104,000	114,356
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	203,000	208,515
Morgan Stanley Senior Notes 5.50% due 07/28/2021	96,000	108,023

		1,574,438

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S CORPORATE BONDS & NOTES (continued)
Diversified Financial Services — 0.3%
General Electric Capital Corp. Senior Notes 4.63% due 01/07/2021	$96,000	$105,762
General Electric Capital Corp. Senior Notes 5.55% due 05/04/2020	49,000	56,798
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	166,000	187,923
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	129,000	159,878

		510,361

Diversified Manufacturing Operations — 0.1%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	41,000	43,870
Textron, Inc. Senior Notes 4.63% due 09/21/2016	110,000	118,932

		162,802

Diversified Operations — 0.1%
Leucadia National Corp. Senior Notes 5.50% due 10/18/2023	85,000	85,697
Leucadia National Corp. Senior Notes 6.63% due 10/23/2043	75,000	73,587

		159,284

E-Commerce/Services — 0.1%
Netflix, Inc. Senior Notes 5.38% due 02/01/2021*	224,000	227,920

Electric - Distribution — 0.0%
Oglethorpe Power Corp. 1st Mtg. Notes 4.20% due 12/01/2042	29,000	25,023

Electric - Generation — 0.1%
AES Corp. Senior Notes 4.88% due 05/15/2023	147,000	138,547
AES Corp. Senior Notes 8.00% due 10/15/2017	24,000	28,140

		166,687

Electric - Integrated — 0.4%
Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043*	35,000	34,119
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	75,000	80,130
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	134,000	141,738
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	37,000	38,820
Great Plains Energy, Inc. Senior Notes 5.29% due 06/15/2022	35,000	37,662
MidAmerican Energy Holdings Co. Senior Notes 5.15% due 11/15/2043*	45,000	44,916

Security Description	Principal Amount	Value (Note 2)

Electric - Integrated (continued)
Nisource Finance Corp. Company Guar. Notes 5.65% due 02/01/2045	$59,000	$59,499
Pacific Gas & Electric Co. Senior Notes 5.80% due 03/01/2037	60,000	65,571
PPL Energy Supply LLC Senior Notes 4.60% due 12/15/2021	112,000	108,770
Puget Energy, Inc. Senior Sec. Notes 6.00% due 09/01/2021	105,000	115,884

		727,109

Electronic Components - Semiconductors — 0.2%
Amkor Technology, Inc. Senior Notes 6.38% due 10/01/2022	131,000	132,310
Intel Corp. Senior Notes 1.95% due 10/01/2016	120,000	123,941

		256,251

Electronics - Military — 0.1%
L-3 Communications Corp. Company Guar. Notes 4.95% due 02/15/2021	146,000	154,396

Enterprise Software/Service — 0.1%
BMC Software Finance, Inc. Senior Notes 8.13% due 07/15/2021*	133,000	140,980

Entertainment Software — 0.1%
Activision Blizzard, Inc. Company Guar. Notes 5.63% due 09/15/2021*	80,000	83,100

Finance - Auto Loans — 0.1%
American Honda Finance Corp. Notes 1.00% due 08/11/2015*	67,000	67,405
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	58,000	57,994
General Motors Financial Co., Inc. Company Guar. Notes 4.75% due 08/15/2017*	42,000	44,520
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/2018	25,000	28,313

		198,232

Finance - Commercial — 0.1%
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	200,000	207,250

Finance - Consumer Loans — 0.1%
HSBC Finance Corp. Sub. Notes 6.68% due 01/15/2021	91,000	105,937

Finance - Investment Banker/Broker — 0.1%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	44,000	9,295
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(2)	71,000	7

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S CORPORATE BONDS & NOTES (continued)
Finance - Investment Banker/Broker (continued)
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(2)	$69,000	$7
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	216,000	229,825

		239,134

Finance - Leasing Companies — 0.1%
Air Lease Corp. Company Guar. Notes 4.75% due 03/01/2020	150,000	156,000
Air Lease Corp. Senior Notes 5.63% due 04/01/2017	12,000	13,170

		169,170

Finance - Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.00% due 02/02/2015	19,000	19,141

Firearms & Ammunition — 0.0%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	39,000	41,633

Food - Meat Products — 0.0%
JBS USA LLC/JBS USA Finance, Inc. Company Guar. Notes 7.25% due 06/01/2021*	58,000	60,175

Food - Misc./Diversified — 0.1%
Mondelez International, Inc. Senior Notes 6.50% due 02/09/2040	95,000	111,302

Food - Retail — 0.0%
SUPERVALU, Inc. Senior Notes 6.75% due 06/01/2021*	60,000	58,875

Gas - Distribution — 0.0%
Sempra Energy Senior Notes 4.05% due 12/01/2023	61,000	61,044

Gold Mining — 0.0%
Newmont Mining Corp. Company Guar. Notes 3.50% due 03/15/2022	74,000	63,985

Home Furnishings — 0.0%
Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/2015	20,000	20,590

Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	37,000	38,018
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*	29,000	31,755
Calpine Corp. Senior Sec. Notes 7.88% due 01/15/2023*	10,000	10,950
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	55,000	63,387
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/2020	45,000	50,062

		194,172

Security Description	Principal Amount	Value (Note 2)

Insurance - Life/Health — 0.1%
American Equity Investment Life Holding Co. Company Guar. Notes 6.63% due 07/15/2021	$50,000	$51,937
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	50,000	56,181
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	33,000	33,016
Principal Life Global Funding II Sec. Notes 1.00% due 12/11/2015*	87,000	87,229

		228,363

Insurance - Multi-line — 0.1%
Metropolitan Life Global Funding I Senior Sec. Notes 2.50% due 09/29/2015*	101,000	104,302

Insurance - Mutual — 0.2%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/2014*	60,000	60,739
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	180,000	181,707

		242,446

Insurance - Property/Casualty — 0.1%
ProAssurance Corp. Senior Notes 5.30% due 11/15/2023	74,000	75,427

Investment Management/Advisor Services — 0.0%
Patriot Merger Corp. Senior Notes 9.00% due 07/15/2021*	35,000	36,663

Machinery - Construction & Mining — 0.0%
Caterpillar Financial Services Corp. Senior Notes 1.35% due 09/06/2016	59,000	59,685

Machinery - Farming — 0.1%
CNH Capital LLC Company Guar. Notes 3.25% due 02/01/2017*	107,000	108,070

Marine Services — 0.1%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	142,000	147,680

Medical Instruments — 0.1%
Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/2017	66,000	69,300

Medical Products — 0.1%
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	60,000	74,612
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020	46,000	48,300

		122,912

Medical - Drugs — 0.1%
AbbVie, Inc. Senior Notes 1.75% due 11/06/2017	73,000	73,561
Endo Pharmaceuticals Holdings, Inc. Company Guar. Notes 7.00% due 07/15/2019	131,000	141,480

		215,041

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S CORPORATE BONDS & NOTES (continued)
Medical - Generic Drugs — 0.1%
Mylan, Inc. Company Guar. Notes 2.60% due 06/24/2018*	$35,000	$35,244
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	141,000	160,196

		195,440

Medical - HMO — 0.1%
Cigna Corp. Senior Notes 4.38% due 12/15/2020	80,000	85,352
Cigna Corp. Senior Notes 6.15% due 11/15/2036	36,000	41,279

		126,631

Medical - Hospitals — 0.1%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	32,000	34,320
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	48,000	49,800
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	55,000	58,162
LifePoint Hospitals, Inc. Company Guar. Notes 5.50% due 12/01/2021*	35,000	35,175
Tenet Healthcare Corp. Senior Notes 6.88% due 11/15/2031	16,000	14,000
Tenet Healthcare Corp. Senior Notes 8.13% due 04/01/2022	15,000	16,275

		207,732

Metal Processors & Fabrication — 0.0%
Precision Castparts Corp. Senior Notes 1.25% due 01/15/2018	54,000	53,320

MRI/Medical Diagnostic Imaging — 0.1%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/2018	103,000	107,120

Multimedia — 0.2%
News America, Inc. Company Guar. Notes 5.40% due 10/01/2043*	100,000	101,001
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/2028	59,000	71,343
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	59,000	64,174
Viacom, Inc. Senior Notes 5.85% due 09/01/2043	96,000	99,959

		336,477

Music — 0.1%
Gibson Brands, Inc. Senior Sec. Notes 8.88% due 08/01/2018*	35,000	35,787
WMG Acquisition Corp. Senior Sec. Notes 6.00% due 01/15/2021*	52,000	54,210

		89,997

Security Description	Principal Amount	Value (Note 2)

Oil & Gas Drilling — 0.0%
Hercules Offshore, Inc. Company Guar. Notes 7.50% due 10/01/2021*	$50,000	$52,500

Oil Companies - Exploration & Production — 1.2%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	30,000	32,100
Anadarko Holding Co. Senior Notes 7.15% due 05/15/2028	130,000	155,658
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Company Guar. Notes 7.75% due 01/15/2021*	85,000	80,325
Carrizo Oil & Gas, Inc. Company Guar. Notes 7.50% due 09/15/2020	20,000	21,900
Chaparral Energy, Inc. Company Guar. Notes 7.63% due 11/15/2022	100,000	108,250
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	95,000	94,050
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	65,000	66,950
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	49,000	55,125
EPL Oil & Gas, Inc. Company Guar. Notes 8.25% due 02/15/2018	137,000	147,104
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019	170,000	172,125
Halcon Resources Corp. Company Guar. Notes 9.75% due 07/15/2020	100,000	106,000
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 7.00% due 11/01/2019*	20,000	19,900
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 8.63% due 04/15/2020	20,000	21,400
Memorial Production Partners LP/Memorial Production Finance Corp. Company Guar. Notes 7.63% due 05/01/2021	115,000	118,163
Midstates Petroleum Co., Inc. Company Guar. Notes 9.25% due 06/01/2021	75,000	78,281
Northern Oil and Gas, Inc. Company Guar. Notes 8.00% due 06/01/2020	100,000	104,750
Penn Virginia Corp. Company Guar. Notes 7.25% due 04/15/2019	20,000	20,450
Penn Virginia Corp. Company Guar. Notes 8.50% due 05/01/2020	20,000	21,525
Plains Exploration & Production Co. Company Guar. Notes 6.63% due 05/01/2021	73,000	79,836
Plains Exploration & Production Co. Company Guar. Notes 6.75% due 02/01/2022	114,000	124,556

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies - Exploration & Production (continued)
Plains Exploration & Production Co. Company Guar. Notes 6.88% due 02/15/2023	$189,000	$209,317
QEP Resources, Inc. Senior Notes 6.88% due 03/01/2021	14,000	14,875
Rosetta Resources, Inc. Company Guar. Notes 5.63% due 05/01/2021	75,000	75,281
Samson Investment Co. Company Guar. Notes 10.50% due 02/15/2020*	33,000	35,681
Stone Energy Corp. Company Guar. Notes 7.50% due 11/15/2022	55,000	57,475
Talos Production LLC/Talos Production Finance, Inc. Senior Notes 9.75% due 02/15/2018*	15,000	14,925

		2,036,002

Oil Companies - Integrated — 0.1%
Hess Corp. Senior Notes 5.60% due 02/15/2041	116,000	121,626
Hess Corp. Senior Notes 7.88% due 10/01/2029	32,000	40,383

		162,009

Oil Refining & Marketing — 0.1%
Murphy Oil USA, Inc. Company Guar. Notes 6.00% due 08/15/2023*	30,000	30,600
Valero Energy Corp. Company Guar. Notes 6.63% due 06/15/2037	51,000	58,211

		88,811

Oil - Field Services — 0.1%
Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/2018	30,000	31,725
Exterran Partners LP/EXLP Finance Corp. Company Guar. Notes 6.00% due 04/01/2021*	90,000	89,550

		121,275

Paper & Related Products — 0.3%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	67,000	60,467
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	191,000	193,929
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	120,000	116,712
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	158,000	178,437

		549,545

Petrochemicals — 0.1%
PetroLogistics LP/PetroLogistics Finance Corp. Company Guar. Notes 6.25% due 04/01/2020*	114,000	114,427

Security Description	Principal Amount	Value (Note 2)

Pipelines — 0.4%
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	$121,000	$118,580
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 6.13% due 07/15/2022	15,000	16,088
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023*	7,000	6,790
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042	27,000	23,671
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	36,000	41,040
Energy Transfer Partners LP Senior Notes 5.95% due 10/01/2043	62,000	63,454
Energy Transfer Partners LP Senior Notes 7.60% due 02/01/2024*	60,000	72,538
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/2018	30,000	32,325
Kinder Morgan, Inc. Senior Sec. Notes 5.00% due 02/15/2021*	64,000	63,465
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 4.50% due 07/15/2023	34,000	32,215
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.50% due 08/15/2021	42,000	45,360
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.13% due 10/15/2021	136,000	140,420

		655,946

Printing - Commercial — 0.1%
RR Donnelley & Sons Co. Senior Notes 8.25% due 03/15/2019	15,000	17,212
Valassis Communications, Inc. Company Guar. Notes 6.63% due 02/01/2021	96,000	95,760

		112,972

Publishing - Newspapers — 0.2%
Gannett Co., Inc. Company Guar. Notes 5.13% due 07/15/2020*	101,000	103,020
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022	135,000	146,475

		249,495

Publishing - Periodicals — 0.1%
Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*	128,000	129,600

Racetracks — 0.0%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.88% due 11/01/2020*	68,000	67,830

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Radio — 0.0%
Sirius XM Radio, Inc. Senior Notes 4.63% due 05/15/2023*	$22,000	$19,635

Real Estate Investment Trusts — 0.2%
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/2018	50,000	54,305
HCP, Inc. Senior Notes 3.75% due 02/01/2016	60,000	63,194
Omega Healthcare Investors, Inc. Company Guar. Notes 5.88% due 03/15/2024	19,000	19,190
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 8.13% due 11/01/2018	174,000	188,355
UDR, Inc. Company Guar. Notes 3.70% due 10/01/2020	35,000	35,662

		360,706

Real Estate Management/Services — 0.0%
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/2019	40,000	43,900

Real Estate Operations & Development — 0.0%
First Industrial LP Senior Notes 5.75% due 01/15/2016	30,000	31,967

Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(2)(3)	60,000	2

Rental Auto/Equipment — 0.1%
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022	32,000	34,960
NES Rentals Holdings, Inc. Sec. Notes 7.88% due 05/01/2018*	119,000	124,652

		159,612

Retail - Apparel/Shoe — 0.0%
L Brands, Inc. Company Guar. Notes 5.63% due 10/15/2023	32,000	32,640

Retail - Auto Parts — 0.1%
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 12/01/2023	120,000	119,896

Retail - Automobile — 0.2%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/2020	245,000	264,600

Retail - Discount — 0.0%
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	61,000	55,834

Retail - Drug Store — 0.1%
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	39,081	41,969

Security Description	Principal Amount	Value (Note 2)

Retail - Drug Store (continued)
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	$59,341	$64,371

		106,340

Retail - Pawn Shops — 0.0%
Cash America International, Inc. Senior Notes 5.75% due 05/15/2018*	25,000	23,750

Retail - Pet Food & Supplies — 0.0%
Radio Systems Corp. Sec. Notes 8.38% due 11/01/2019*	19,000	20,805

Retail - Regional Department Stores — 0.0%
Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021	45,000	45,113

Retail - Restaurants — 0.1%
Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/2018	35,000	38,588
Landry’s, Inc. Senior Notes 9.38% due 05/01/2020*	43,000	46,870
Wok Acquisition Corp. Company Guar. Notes 10.25% due 06/30/2020*	133,000	143,640

		229,098

Savings & Loans/Thrifts — 0.3%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	102,000	108,216
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	190,000	219,471
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	111,000	129,824
Santander Holdings USA, Inc. Senior Notes 3.00% due 09/24/2015	45,000	46,476

		503,987

Schools — 0.1%
Northwestern University Bonds 4.20% due 12/01/2047	94,000	86,248
President and Fellows of Harvard College Bonds 3.62% due 10/01/2037	57,000	49,764
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	71,000	61,362

		197,374

Security Services — 0.2%
ADT Corp. Senior Notes 3.50% due 07/15/2022	210,000	183,842
ADT Corp. Senior Notes 6.25% due 10/15/2021*	63,000	65,756

		249,598

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Semiconductor Equipment — 0.0%
Magnachip Semiconductor Corp. Senior Notes 6.63% due 07/15/2021	$67,000	$68,005

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	32,000	34,880

Special Purpose Entity — 0.1%
MassMutual Global Funding II Senior Sec. Notes 2.00% due 04/05/2017*	215,000	217,870

Steel Pipe & Tube — 0.0%
JMC Steel Group, Inc. Senior Notes 8.25% due 03/15/2018*	30,000	29,850

Steel - Producers — 0.2%
AK Steel Corp. Company Guar. Notes 8.38% due 04/01/2022	75,000	70,687
AK Steel Corp. Senior Sec. Notes 8.75% due 12/01/2018	33,000	36,548
Nucor Corp. Senior Notes 4.00% due 08/01/2023	85,000	83,652
Ryerson, Inc./Joseph T. Ryerson & Son, Inc. Senior Sec. Notes 9.00% due 10/15/2017	69,000	72,622

		263,509

Storage/Warehousing — 0.1%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	65,000	71,663

Telecom Services — 0.0%
Qwest Corp. Senior Notes 7.50% due 10/01/2014	55,000	57,867

Telephone - Integrated — 0.6%
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	194,000	191,575
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 10/15/2020	188,000	203,040
Frontier Communications Corp. Senior Notes 8.13% due 10/01/2018	10,000	11,550
Frontier Communications Corp. Senior Notes 8.25% due 04/15/2017	10,000	11,638
Frontier Communications Corp. Senior Notes 8.50% due 04/15/2020	43,000	49,235
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	47,000	55,225
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	110,000	118,250
Verizon Communications, Inc. Senior Notes 3.65% due 09/14/2018	76,000	80,802

Security Description	Principal Amount	Value (Note 2)

Telephone - Integrated (continued)
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	$236,000	$263,463
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043	103,000	117,220

		1,101,998

Television — 0.1%
Sinclair Television Group, Inc. Company Guar. Notes 6.38% due 11/01/2021*	70,000	71,925

Theaters — 0.0%
Regal Entertainment Group Senior Notes 5.75% due 06/15/2023	68,000	66,895

Transport - Equipment & Leasing — 0.1%
Aviation Capital Group Corp. Senior Notes 4.63% due 01/31/2018*	42,000	43,006
GATX Corp. Senior Notes 3.90% due 03/30/2023	138,000	131,838

		174,844

Transport - Rail — 0.0%
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	60,000	64,701

Transport - Services — 0.0%
Era Group, Inc. Company Guar. Notes 7.75% due 12/15/2022	36,000	36,900

Travel Services — 0.0%
Sabre, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	50,000	55,313

Web Hosting/Design — 0.0%
Equinix, Inc. Senior Notes 4.88% due 04/01/2020	58,000	57,855

Wireless Equipment — 0.0%
Motorola Solutions, Inc. Senior Notes 6.63% due 11/15/2037	3,740	3,764

Total U.S. Corporate Bonds & Notes
(cost $22,911,419)		22,898,618

FOREIGN CORPORATE BONDS & NOTES — 3.8%
Advertising Services — 0.0%
WPP Finance 2010 Company Guar. Notes 5.63% due 11/15/2043	63,000	61,596

Airlines — 0.1%
Air Canada Senior Sec. Notes 6.75% due 10/01/2019*	100,000	103,750

Auto - Cars/Light Trucks — 0.1%
Volkswagen International Finance NV Company Guar. Notes 2.13% due 11/20/2018*	218,000	218,692

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Banks - Commercial — 0.8%
Bank of Nova Scotia Senior Notes 1.38% due 07/15/2016	$78,000	$79,031
BPCE SA Sub. Notes 5.70% due 10/22/2023*	210,000	216,611
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Bank Guar. Notes 4.63% due 12/01/2023	265,000	264,664
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Bank Guar. Notes 5.75% due 12/01/2043	264,000	270,027
ING Bank NV Notes 2.00% due 09/25/2015*	208,000	211,311
LBG Capital No.1 PLC Bank Guar. Notes 7.88% due 11/01/2020*	231,000	247,632

		1,289,276

Banks - Money Center — 0.1%
Lloyds Bank PLC Bank Guar. Notes 2.30% due 11/27/2018	204,000	204,983

Beverages - Non-alcoholic — 0.2%
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018	164,000	164,135
Coca-Cola Femsa SAB de CV Company Guar. Notes 3.88% due 11/26/2023	160,000	158,096

		322,231

Chemicals - Diversified — 0.2%
LyondellBasell Industries NV Senior Notes 5.00% due 04/15/2019	205,000	230,163
NOVA Chemicals Corp. Senior Notes 5.25% due 08/01/2023*	41,000	42,230

		272,393

Computers - Memory Devices — 0.1%
Seagate HDD Cayman Company Guar. Notes 4.75% due 06/01/2023*	114,000	108,300

Containers - Metal/Glass — 0.0%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. Senior Notes 7.00% due 11/15/2020*	15,000	15,037

Cruise Lines — 0.1%
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	150,000	150,375

Diversified Banking Institutions — 0.3%
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	59,000	60,440
Royal Bank of Scotland Group PLC Sub. Notes 6.10% due 06/10/2023	69,000	69,989
Royal Bank of Scotland Group PLC Senior Notes 6.40% due 10/21/2019	102,000	118,965

Security Description	Principal Amount	Value (Note 2)

Diversified Banking Institutions (continued)
Societe Generale SA Senior Notes 5.20% due 04/15/2021*	$212,000	$234,760

		484,154

Diversified Financial Services — 0.1%
Hyundai Capital Services, Inc. Senior Notes 6.00% due 05/05/2015*	190,000	202,465

Diversified Manufacturing Operations — 0.2%
Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*	80,000	79,600
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.88% due 01/15/2019*	76,000	76,025
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 4.25% due 06/15/2023*	115,000	113,748
Pentair Finance SA Company Guar. Notes 1.35% due 12/01/2015	50,000	50,326

		319,699

Diversified Minerals — 0.2%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	170,000	183,600
Teck Resources, Ltd. Company Guar. Notes 6.00% due 08/15/2040	119,000	113,049

		296,649

Finance - Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	34,000	36,720
Milestone Aviation Group, Ltd. Senior Notes 8.63% due 12/15/2017*	18,000	19,170

		55,890

Hazardous Waste Disposal — 0.0%
Tervita Corp. Senior Sec. Notes 8.00% due 11/15/2018*	50,000	51,750

Import/Export — 0.1%
Svensk Exportkredit AB FRS Sub. Notes 2.88% due 11/14/2023*	213,000	210,930

Insurance - Multi-line — 0.1%
XLIT, Ltd. Company Guar. Notes 2.30% due 12/15/2018	143,000	142,949

Medical - Drugs — 0.0%
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.63% due 12/01/2021*	30,000	30,150

Oil & Gas Drilling — 0.2%
Pacific Drilling SA Senior Sec. Notes 5.38% due 06/01/2020*	50,000	50,500

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Oil & Gas Drilling (continued)
Transocean, Inc. Company Guar. Notes 6.38% due 12/15/2021	$113,000	$126,976
Transocean, Inc. Company Guar. Notes 6.80% due 03/15/2038	35,000	38,163
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	69,000	78,751

		294,390

Oil Companies - Exploration & Production — 0.2%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	180,000	225,072
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*	75,000	78,000
MEG Energy Corp. Company Guar. Notes 7.00% due 03/31/2024*	55,000	56,100

		359,172

Oil Companies - Integrated — 0.3%
BP Capital Markets PLC Company Guar. Notes 1.85% due 05/05/2017	210,000	214,195
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016	114,000	118,427
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	84,000	74,395
Statoil ASA Company Guar. Notes 2.90% due 11/08/2020	99,000	99,743
Statoil ASA Company Guar. Notes 4.80% due 11/08/2043	63,000	63,277

		570,037

Real Estate Operations & Development — 0.0%
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	60,000	58,800

Satellite Telecom — 0.1%
Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021*	155,000	162,362

Security Services — 0.0%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*	56,000	56,840

Steel - Producers — 0.0%
ArcelorMittal Senior Notes 7.25% due 03/01/2041	75,000	71,250

SupraNational Banks — 0.1%
North American Development Bank Senior Notes 2.30% due 10/10/2018	157,000	157,385

Security Description	Principal Amount	Value (Note 2)

Telecom Services — 0.1%
UPCB Finance III, Ltd. Senior Sec. Notes 6.63% due 07/01/2020*	$25,000	$26,625
Wind Acquisition Finance SA Senior Sec. Notes 7.25% due 02/15/2018*	60,000	63,000

		89,625

Telephone - Integrated — 0.1%
Telecom Italia Capital SA Company Guar. Notes 7.18% due 06/18/2019	136,000	151,842

Total Foreign Corporate Bonds & Notes
(cost $6,481,647)		6,512,972

FOREIGN GOVERNMENT AGENCIES — 0.2%
Electric - Distribution — 0.0%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017	99,000	99,798

Regional Authority — 0.1%
Province of British Columbia Senior Notes 2.85% due 06/15/2015	98,000	101,807

Sovereign — 0.1%
Government of Canada Senior Notes 0.88% due 02/14/2017	100,000	100,704
United Mexican States Senior Bonds 4.75% due 03/08/2044	110,000	96,580

		197,284

Total Foreign Government Agencies
(cost $396,865)		398,889

MUNICIPAL BONDS & NOTES — 0.1%
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	91,000	80,260
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	83,000	81,080
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	100,000	88,410

Total Municipal Bonds & Notes
(cost $273,103)		249,750

U.S. GOVERNMENT AGENCIES — 8.8%
Federal Home Loan Mtg. Corp. — 2.8%
2.50% due 01/01/2028	102,147	102,308
3.00% due 08/01/2027	415,560	427,743
3.00% due 10/01/2042	220,245	211,868
3.00% due 11/01/2042	920,430	885,420
3.00% due 04/01/2043	532,607	512,348
3.50% due 02/01/2042	247,736	249,553
3.50% due 03/01/2042	114,311	115,149
3.50% due 08/01/2042	628,466	633,225
3.50% due 09/01/2043	199,362	200,911
4.00% due 09/01/2040	92,569	96,266
4.50% due 01/01/2039	13,391	14,268

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
4.50% due 12/01/2039	$776,156	$836,286
5.00% due 10/01/2033	3,829	4,156
5.00% due 03/01/2038	59,079	63,769
5.50% due 09/01/2037	57,778	62,611
5.50% due 10/01/2037	78,325	84,876
5.50% due 01/01/2038	20,588	22,310
5.50% due 04/01/2038	31,574	34,215
5.50% due 06/01/2041	27,351	29,638
6.00% due 08/01/2036	110,816	121,613
6.00% due 03/01/2040	76,921	84,516
6.50% due 12/01/2028	86,808	96,407
6.50% due 05/01/2036	407	451

		4,889,907

Federal National Mtg. Assoc. — 5.8%
2.50% due 04/01/2028	536,909	536,778
3.00% due December TBA	575,000	554,583
3.00% due 10/01/2027	181,067	186,842
3.00% due 12/01/2027	189,420	195,578
3.00% due 01/01/2028	284,498	293,755
3.00% due 12/01/2042	68,808	66,459
3.00% due 05/01/2043	392,137	378,749
3.50% due December TBA	90,000	90,714
3.50% due 08/01/2027	46,118	48,640
3.50% due 08/01/2043	1,198,188	1,208,964
4.00% due December TBA	16,000	16,690
4.00% due 08/01/2026	381,284	406,142
4.00% due 09/01/2040	109,734	114,486
4.00% due 12/01/2040	1,149,037	1,199,177
4.00% due 11/01/2041	103,585	108,098
4.00% due 01/01/2042	135,744	141,665
4.50% due 10/01/2024	165,639	176,459
4.50% due 01/01/2025	656,492	716,262
4.50% due 03/01/2025	219,637	233,851
4.50% due 05/01/2025	163,563	174,139
4.50% due 01/01/2039	29,161	31,103
4.50% due 09/01/2040	906,568	968,002
4.50% due 11/01/2040	34,840	37,207
5.00% due December TBA	200,000	217,422
5.00% due 03/15/2016	74,000	81,643
5.00% due 11/01/2033	5,446	5,916
5.00% due 05/01/2040	79,573	86,678
5.00% due 07/01/2040	934,557	1,018,217
5.50% due 12/01/2029	39,911	43,766
5.50% due 05/01/2034	197,334	216,102
6.00% due 05/01/2017	17,102	17,955
6.00% due 12/01/2033	57,676	64,368
6.00% due 11/01/2038	164,621	181,194
6.00% due 06/01/2040	10,764	11,845
6.50% due 02/01/2017	12,935	13,582
6.50% due 08/01/2031	19,458	21,893
6.50% due 07/01/2032	32,136	36,292
6.50% due 07/01/2036	32,115	35,627
7.50% due 06/01/2015	2,107	2,130
Federal National Mtg. Assoc. REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(5)	117,859	117,794

		10,056,767

Government National Mtg. Assoc. — 0.1%
6.00% due 02/15/2029	3,317	3,695
6.00% due 04/15/2029	20,485	22,712
6.00% due 06/15/2029	11,252	12,560
6.50% due 02/15/2029	36,153	41,300

		80,267

Security Description	Principal Amount	Value (Note 2)

Tennessee Valley Authority — 0.1%
1.75% due 10/15/2018	$55,000	$55,365
3.50% due 12/15/2042	127,000	101,981

		157,346

Total U.S. Government Agencies
(cost $15,269,253)		15,184,287

U.S. GOVERNMENT TREASURIES — 1.1%
United States Treasury Bonds — 0.2%
2.75% due 11/15/2042	70,000	56,700
2.88% due 05/15/2043	55,000	45,650
3.13% due 02/15/2042	128,000	113,000
3.13% due 02/15/2043	65,300	57,270

		272,620

United States Treasury Notes — 0.9%
0.13% due 04/15/2018 TIPS(7)	320,073	330,150
0.50% due 07/31/2017	10,000	9,873
0.75% due 10/31/2017	13,000	12,894
1.25% due 10/31/2015	16,000	16,298
1.38% due 06/30/2018	35,000	35,238
1.38% due 07/31/2018	267,000	268,564
1.50% due 08/31/2018	52,000	52,536
1.75% due 05/15/2022	30,000	28,350
1.75% due 05/15/2023	603,000	555,467
2.00% due 02/15/2022	265,000	257,050
2.50% due 08/15/2023	67,000	65,749
2.75% due 12/31/2017	14,000	14,975

		1,647,144

Total U.S. Government Treasuries
(cost $1,979,818)		1,919,764

Total Long-Term Investment Securities
(cost $150,491,859)		168,538,499

SHORT-TERM INVESTMENT SECURITIES — 2.7%
Time Deposits — 2.7%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/02/2013 (cost $4,644,000)	4,644,000	4,644,000

TOTAL INVESTMENTS
(cost $155,135,859)(8)	100.3%	173,182,499
Liabilities in excess of other assets	(0.3)	(515,821)

NET ASSETS	100.0%	$172,666,678

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2013, the aggregate value of these securities was $9,508,989 representing 5.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Perpetual maturity — maturity date reflects the next call date.
(2)	Illiquid security. At November 30, 2013, the aggregate value of these securities was $3,936 representing 0.0% of net assets.
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(4)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2013, the Asset Allocation Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
ION Media Networks, Inc. Expires 12/18/2016 Strike Price $500.00 Warrant	03/01/2011	9	$0	$2,790	$310.00	0.0%
ION Media Networks, Inc. Expires 12/18/2016 Strike Price $687.00 Warrant	11/11/2010	9	0	1,125	125.00	0.0

				$3,915		0.0%

(5)	Collateralized Mortgage Obligation
(6)	Commercial Mortgage Backed Security
(7)	Principal amount of security is adjusted for inflation.
(8)	See Note 5 for cost of investments on a tax basis.

REMIC—Real Estate Mortgage Investment Conduit

TIPS—Treasury Inflation Protected Security

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of November 30, 2013 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks	$104,306,375	$—	$—	$104,306,375
Exchange Traded Funds	12,786,012	—	—	12,786,012
Preferred Securities	304,738	—	—	304,738
Preferred Securities/Capital Securities	—	1,146,988	—	1,146,988
Warrants	—	—	3,915	3,915
Asset Backed Securities:
Diversified Financial Services	—	1,660,262	1,165,929	2,826,191
U.S. Corporate Bonds & Notes:
Recycling	—	—	2	2
Other Industries*	—	22,898,616	—	22,898,616
Foreign Corporate Bonds & Notes	—	6,512,972	—	6,512,972
Foreign Government Agencies	—	398,889	—	398,889
Municipal Bonds & Notes	—	249,750	—	249,750
U.S. Government Agencies:
Federal National Mtg. Assoc.	—	10,056,767	—	10,056,767
Other Government Agencies*	—	5,127,520	—	5,127,520
U.S. Government Treasuries	—	1,919,764	—	1,919,764
Short-Term Investment Securities:
Time Deposits	—	4,644,000	—	4,644,000

Total	$117,397,125	$54,615,528	$1,169,846	$173,182,499

*	Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $20,930,494 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

VALIC Company I Blue Chip Growth Fund

PORTFOLIO PROFILE — November 30, 2013 (unaudited)

Industry Allocation*

Medical — Biomedical/Gene	9.1%
Web Portals/ISP	7.4
E-Commerce/Products	6.4
Registered Investment Companies	5.9
E-Commerce/Services	4.6
Commercial Services — Finance	3.7
Oil Companies — Exploration & Production	3.2
Finance — Credit Card	3.1
Retail — Restaurants	3.1
Diversified Manufacturing Operations	2.9
Investment Management/Advisor Services	2.5
Casino Hotels	2.4
Medical — Wholesale Drug Distribution	2.4
Metal Processors & Fabrication	2.2
Retail — Apparel/Shoe	2.1
Retail — Building Products	1.9
Transport — Rail	1.9
Real Estate Investment Trusts	1.8
Aerospace/Defense	1.7
Computers	1.7
Internet Content — Entertainment	1.5
Applications Software	1.5
Distribution/Wholesale	1.3
Broadcast Services/Program	1.3
Chemicals — Specialty	1.3
Hotels/Motels	1.3
Semiconductor Components — Integrated Circuits	1.2
Coatings/Paint	1.2
Industrial Gases	1.2
Computer Services	1.1
Instruments — Scientific	1.1
Banks — Fiduciary	1.1
Airlines	1.0
Diversified Banking Institutions	1.0
Retail — Auto Parts	0.9
Oil — Field Services	0.8
Internet Application Software	0.8
Multimedia	0.8
Food — Retail	0.8
Transport — Services	0.7
Retail — Discount	0.7
Internet Content — Information/News	0.7
Motorcycle/Motor Scooter	0.7
Medical Products	0.6
Apparel Manufacturers	0.6
Finance — Other Services	0.6
Instruments — Controls	0.6
Machinery — General Industrial	0.6
Medical — Drugs	0.6
Agricultural Chemicals	0.5
Data Processing/Management	0.5
Athletic Footwear	0.5
Retail — Gardening Products	0.5
Finance — Investment Banker/Broker	0.5
Aerospace/Defense — Equipment	0.5
Retail — Drug Store	0.5
Beverages — Non-alcoholic	0.4
Medical — HMO	0.4
Computer Software	0.4
Cosmetics & Toiletries	0.4
Machinery — Pumps	0.3
Coffee	0.3
Medical — Generic Drugs	0.3
Banks — Super Regional	0.3
Insurance Brokers	0.2
Telephone — Integrated	0.2
Auto — Cars/Light Trucks	0.2
Chemicals — Diversified	0.2
Pharmacy Services	0.2

Transport — Truck	0.1
Retail — Jewelry	0.1
Beverages — Wine/Spirits	0.1
Therapeutics	0.1
Cable/Satellite TV	0.1

105.4%

*	Calculated as a percentage of net assets

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.5%
Aerospace/Defense — 1.7%
Boeing Co.	73,800	$9,907,650

Aerospace/Defense-Equipment — 0.5%
United Technologies Corp.	23,600	2,616,296

Agricultural Chemicals — 0.5%
Monsanto Co.	27,500	3,116,575

Airlines — 1.0%
Delta Air Lines, Inc.	82,600	2,393,748
United Continental Holdings, Inc.†	90,800	3,563,900

		5,957,648

Apparel Manufacturers — 0.6%
Michael Kors Holdings, Ltd.†	8,600	701,330
Ralph Lauren Corp.	12,900	2,260,467
VF Corp.	2,600	609,908

		3,571,705

Applications Software — 1.5%
Citrix Systems, Inc.†	1,900	112,708
Intuit, Inc.	1,500	111,345
Red Hat, Inc.†	38,900	1,822,465
Salesforce.com, Inc.†#	120,800	6,292,472

		8,338,990

Athletic Footwear — 0.5%
NIKE, Inc., Class B	37,300	2,951,922

Auto - Cars/Light Trucks — 0.2%
Tesla Motors, Inc.†#	10,500	1,336,440

Auto/Truck Parts & Equipment - Original — 0.0%
Johnson Controls, Inc.#	4,000	202,040

Banks - Fiduciary — 1.1%
Northern Trust Corp.	20,300	1,197,497
State Street Corp.	66,100	4,799,521

		5,997,018

Banks - Super Regional — 0.3%
US Bancorp	38,200	1,498,204

Beverages - Non-alcoholic — 0.4%
Monster Beverage Corp.†	14,000	828,520
PepsiCo, Inc.	18,100	1,528,726

		2,357,246

Beverages - Wine/Spirits — 0.1%
Constellation Brands, Inc., Class A†	7,300	513,993

Broadcast Services/Program — 1.3%
Discovery Communications, Inc., Class C†	92,950	7,507,571

Building - Residential/Commercial — 0.0%
Lennar Corp., Class A	900	32,184

Cable/Satellite TV — 0.1%
Liberty Global PLC, Class A†	4,400	377,564

Casino Hotels — 2.4%
Las Vegas Sands Corp.	124,900	8,952,832
Wynn Macau, Ltd.	409,200	1,567,624
Wynn Resorts, Ltd.#	20,800	3,450,096

		13,970,552

Chemicals - Diversified — 0.2%
FMC Corp.	17,600	1,282,336

Chemicals - Specialty — 1.3%
Ecolab, Inc.	67,400	7,223,258

Security Description	Shares	Value (Note 2)

Coatings/Paint — 1.2%
Sherwin-Williams Co.	36,900	$6,753,807

Coffee — 0.3%
Green Mountain Coffee Roasters, Inc.†#	26,200	1,765,356

Commercial Services - Finance — 3.7%
Alliance Data Systems Corp.†#	10,600	2,567,956
MasterCard, Inc., Class A	24,500	18,639,845

		21,207,801

Computer Aided Design — 0.0%
Autodesk, Inc.†	4,200	190,050

Computer Services — 1.1%
Accenture PLC, Class A	2,100	162,687
Cognizant Technology Solutions Corp., Class A†	55,200	5,182,728
IHS, Inc., Class A†	8,500	972,655

		6,318,070

Computer Software — 0.4%
Akamai Technologies, Inc.†	46,700	2,088,424

Computers — 1.7%
Apple, Inc.	17,100	9,508,797

Cosmetics & Toiletries — 0.4%
Procter & Gamble Co.	24,700	2,080,234

Cruise Lines — 0.0%
Carnival Corp.#	1,400	50,554

Data Processing/Management — 0.5%
Fiserv, Inc.†	28,000	3,076,920

Distribution/Wholesale — 1.3%
Fastenal Co.#	45,600	2,121,768
Fossil Group, Inc.†	35,200	4,479,904
WW Grainger, Inc.	4,200	1,083,264

		7,684,936

Diversified Banking Institutions — 1.0%
Citigroup, Inc.	22,000	1,164,240
Goldman Sachs Group, Inc.	800	135,152
JPMorgan Chase & Co.	1,000	57,220
Morgan Stanley	132,300	4,140,990

		5,497,602

Diversified Manufacturing Operations — 2.9%
3M Co.	5,100	680,901
Danaher Corp.	214,280	16,028,144

		16,709,045

E-Commerce/Products — 6.4%
Amazon.com, Inc.†	77,700	30,584,274
eBay, Inc.†	115,240	5,821,925

		36,406,199

E-Commerce/Services — 4.6%
Ctrip.com International, Ltd. ADR†	33,100	1,581,518
Netflix, Inc.†#	10,400	3,804,320
priceline.com, Inc.†	17,000	20,269,610
TripAdvisor, Inc.†#	10,200	900,864

		26,556,312

Electronic Measurement Instruments — 0.0%
Trimble Navigation, Ltd.†#	8,100	258,390

Entertainment Software — 0.0%
Electronic Arts, Inc.†#	2,100	46,578

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Finance - Credit Card — 3.1%
American Express Co.	78,000	$6,692,400
Visa, Inc., Class A	55,300	11,251,338

		17,943,738

Finance - Investment Banker/Broker — 0.5%
TD Ameritrade Holding Corp.	94,300	2,713,954

Finance - Other Services — 0.6%
IntercontinentalExchange Group, Inc.	16,300	3,476,627

Food - Retail — 0.8%
Kroger Co.	6,900	288,075
Whole Foods Market, Inc.	70,800	4,007,280

		4,295,355

Hotels/Motels — 1.3%
Marriott International, Inc., Class A#	33,990	1,598,210
Starwood Hotels & Resorts Worldwide, Inc.	74,700	5,563,656

		7,161,866

Industrial Gases — 1.2%
Praxair, Inc.	51,900	6,552,894

Instruments - Controls — 0.6%
Honeywell International, Inc.	38,800	3,434,188

Instruments - Scientific — 1.1%
Thermo Fisher Scientific, Inc.#	59,800	6,030,830

Insurance Brokers — 0.2%
Marsh & McLennan Cos., Inc.	29,400	1,395,030

Internet Application Software — 0.8%
Tencent Holdings, Ltd.	75,000	4,337,871

Internet Content - Entertainment — 1.5%
Facebook, Inc., Class A†#	173,441	8,153,461
Twitter, Inc.†#	12,000	498,840

		8,652,301

Internet Content - Information/News — 0.7%
LinkedIn Corp., Class A†	18,200	4,077,346

Investment Management/Advisor Services — 2.5%
Ameriprise Financial, Inc.	25,440	2,753,880
Franklin Resources, Inc.	100,100	5,544,539
Invesco, Ltd.	166,300	5,795,555

		14,093,974

Machinery - General Industrial — 0.6%
Roper Industries, Inc.	19,900	2,581,030
Wabtec Corp.	12,200	841,800

		3,422,830

Machinery - Pumps — 0.3%
Flowserve Corp.	24,900	1,777,362

Medical Products — 0.6%
Becton Dickinson and Co.	3,700	401,783
Covidien PLC	19,900	1,358,374
Henry Schein, Inc.†#	1,300	148,200
Stryker Corp.	22,700	1,689,334

		3,597,691

Medical - Biomedical/Gene — 9.1%
Alexion Pharmaceuticals, Inc.†	43,400	5,403,300
Biogen Idec, Inc.†	43,000	12,511,710
Celgene Corp.†	65,600	10,612,112
Gilead Sciences, Inc.†	250,500	18,739,905
Regeneron Pharmaceuticals, Inc.†	15,800	4,642,988
Vertex Pharmaceuticals, Inc.†	600	41,652

		51,951,667

Security Description	Shares	Value (Note 2)

Medical - Drugs — 0.6%
Allergan, Inc.	9,700	$941,385
Valeant Pharmaceuticals International, Inc.†	21,300	2,335,119

		3,276,504

Medical - Generic Drugs — 0.3%
Perrigo Co.†	10,200	1,590,078

Medical - HMO — 0.4%
Aetna, Inc.	3,300	227,469
UnitedHealth Group, Inc.	25,400	1,891,792

		2,119,261

Medical - Wholesale Drug Distribution — 2.4%
AmerisourceBergen Corp.	3,400	239,802
Cardinal Health, Inc.	8,400	542,640
McKesson Corp.	78,000	12,939,420

		13,721,862

Metal Processors & Fabrication — 2.2%
Precision Castparts Corp.	47,800	12,353,910

Motorcycle/Motor Scooter — 0.7%
Harley-Davidson, Inc.	55,400	3,712,908

Multimedia — 0.8%
Twenty-First Century Fox, Inc., Class A	71,500	2,394,535
Walt Disney Co.	27,500	1,939,850

		4,334,385

Oil Companies - Exploration & Production — 3.2%
Concho Resources, Inc.†#	20,300	2,109,779
EOG Resources, Inc.	10,900	1,798,500
EQT Corp.	39,200	3,336,312
Pioneer Natural Resources Co.	39,100	6,950,025
Range Resources Corp.#	52,900	4,107,685

		18,302,301

Oil Field Machinery & Equipment — 0.0%
Cameron International Corp.†	1,500	83,085
FMC Technologies, Inc.†	1,900	91,390

		174,475

Oil - Field Services — 0.8%
Schlumberger, Ltd.	53,700	4,748,154

Pharmacy Services — 0.2%
Express Scripts Holding Co.†	14,700	990,045

Real Estate Investment Trusts — 1.8%
American Tower Corp.	133,700	10,397,849

Retail - Apparel/Shoe — 2.1%
L Brands, Inc.	51,800	3,366,482
Lululemon Athletica, Inc.†#	34,200	2,384,424
PVH Corp.#	24,700	3,307,824
Ross Stores, Inc.	38,200	2,920,772

		11,979,502

Retail - Auto Parts — 0.9%
O’Reilly Automotive, Inc.†	39,500	4,935,920

Retail - Building Products — 1.9%
Home Depot, Inc.	70,700	5,703,369
Lowe’s Cos., Inc.	108,300	5,142,084

		10,845,453

Retail - Discount — 0.7%
Costco Wholesale Corp.	18,800	2,358,084
Dollar Tree, Inc.†#	31,300	1,741,845

		4,099,929

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Drug Store — 0.5%
CVS Caremark Corp.	38,400	$2,571,264

Retail - Gardening Products — 0.5%
Tractor Supply Co.#	40,200	2,943,042

Retail - Jewelry — 0.1%
Tiffany & Co.	8,500	757,690

Retail - Restaurants — 3.1%
Chipotle Mexican Grill, Inc.†#	12,500	6,548,250
Starbucks Corp.	139,000	11,322,940

		17,871,190

Semiconductor Components - Integrated Circuits — 1.2%
QUALCOMM, Inc.	95,820	7,050,436

Telecommunication Equipment — 0.0%
Juniper Networks, Inc.†	2,470	50,067

Telephone - Integrated — 0.2%
SoftBank Corp.	16,900	1,367,840

Therapeutics — 0.1%
Pharmacyclics, Inc.†#	3,100	386,012

Transport - Rail — 1.9%
Canadian Pacific Railway, Ltd.	6,000	923,280
Kansas City Southern	37,700	4,562,454
Union Pacific Corp.	32,800	5,314,912

		10,800,646

Transport - Services — 0.7%
FedEx Corp.	30,200	4,188,740

Transport - Truck — 0.1%
J.B. Hunt Transport Services, Inc.#	10,800	812,052

Web Portals/ISP — 7.4%
Baidu, Inc. ADR†	48,400	8,061,988
Google, Inc., Class A†	31,100	32,953,249
NAVER Corp.	2,041	1,334,567

		42,349,804

Total Long-Term Investment Securities
(cost $334,828,408)		568,605,110

Security Description	Shares	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 5.9%
Registered Investment Companies — 5.9%
State Street Navigator Securities Lending Prime Portfolio(1)	31,436,590	$31,436,590
T. Rowe Price Reserve Investment Fund	2,244,499	2,244,499

Total Short-Term Investment Securities
(cost $33,681,089)		33,681,089

TOTAL INVESTMENTS
(cost $368,509,497)(2)	105.4%	602,286,199
Liabilities in excess of other assets	(5.4)	(30,739,675)

NET ASSETS	100.0%	$571,546,524

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	At November 30, 2013, the Fund had loaned securities with a total value of $32,057,218. This was secured by $31,436,590, which was received in cash and subsequently invested in short-term investments currently valued at $31,436,590 as reported in the portfolio of investments. Additional collateral of $1,285,634 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2013
Federal National Mortgage Association	3.00% to 4.00%	10/25/2029 to 05/25/2042	$1,285,634

(2)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
E-Commerce/Products	$36,406,199	$—	$—	$36,406,199
Medical - Biomedical/Gene	51,951,667	—	—	51,951,667
Web Portals/ISP	42,349,804	—	—	42,349,804
Other Industries*	437,897,440	—	—	437,897,440
Short-Term Investment Securities:
Registered Investment Companies	33,681,089	—	—	33,681,089

Total	$602,286,199	$—	$—	$602,286,199

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company I Broad Cap Value Income Fund

PORTFOLIO PROFILE — November 30, 2013 (unaudited)

Industry Allocation*

Banks — Super Regional	6.8%
Diversified Banking Institutions	6.5
Diversified Manufacturing Operations	5.8
Medical — Drugs	5.7
Time Deposits	4.7
Savings & Loans/Thrifts	3.9
Medical — HMO	3.7
Electronic Components — Semiconductors	3.6
Cruise Lines	2.8
Auto — Cars/Light Trucks	2.8
Aerospace/Defense	2.7
Chemicals — Diversified	2.7
Oil Companies — Exploration & Production	2.5
Oil Companies — Integrated	2.4
Oil & Gas Drilling	2.4
Finance — Credit Card	2.3
Finance — Consumer Loans	2.3
Tobacco	2.0
Medical — Wholesale Drug Distribution	1.7
Oil Field Machinery & Equipment	1.6
Auto/Truck Parts & Equipment — Original	1.6
Building Products — Cement	1.5
Apparel Manufacturers	1.5
Banks — Fiduciary	1.5
Pharmacy Services	1.5
Medical Instruments	1.5
Enterprise Software/Service	1.5
Cellular Telecom	1.4
Machinery — Construction & Mining	1.4
Applications Software	1.4
Engineering/R&D Services	1.4
Telephone — Integrated	1.4
Retail — Discount	1.4
Banks — Commercial	1.4
Electronic Security Devices	1.3
Casino Services	1.2
Tools — Hand Held	1.2
Investment Management/Advisor Services	1.1
Finance — Investment Banker/Broker	1.0
Retail — Drug Store	1.0
Electric Products — Misc.	1.0
Retail — Apparel/Shoe	1.0
Instruments — Controls	1.0
Insurance — Multi-line	0.4

99.5%

*	Calculated as a percentage of net assets

VALIC Company I Broad Cap Value Income Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 94.8%
Aerospace/Defense — 2.7%
General Dynamics Corp.	5,400	$494,964
Raytheon Co.	9,260	821,177

		1,316,141

Apparel Manufacturers — 1.5%
Hanesbrands, Inc.	10,300	722,030

Applications Software — 1.4%
Microsoft Corp.	17,835	680,048

Auto - Cars/Light Trucks — 2.8%
Daimler AG ADR	7,800	649,896
General Motors Co.†	17,400	673,902

		1,323,798

Auto/Truck Parts & Equipment - Original — 1.6%
Delphi Automotive PLC	13,000	761,150

Banks - Commercial — 1.4%
CIT Group, Inc.	12,900	651,192

Banks - Fiduciary — 1.5%
State Street Corp.	9,810	712,304

Banks - Super Regional — 6.8%
Capital One Financial Corp.	15,925	1,140,707
Fifth Third Bancorp	25,900	526,288
PNC Financial Services Group, Inc.	7,925	609,829
Wells Fargo & Co.	21,845	961,617

		3,238,441

Building Products - Cement — 1.5%
CRH PLC ADR	29,300	745,978

Casino Services — 1.2%
International Game Technology	33,500	585,915

Cellular Telecom — 1.4%
Vodafone Group PLC ADR	18,700	693,583

Chemicals - Diversified — 2.7%
E.I. du Pont de Nemours & Co.	11,300	693,594
Rockwood Holdings, Inc.	8,600	588,756

		1,282,350

Cruise Lines — 2.8%
Carnival Corp.	16,300	588,593
Royal Caribbean Cruises, Ltd.	16,900	744,445

		1,333,038

Diversified Banking Institutions — 6.5%
Bank of America Corp.	65,926	1,042,950
Citigroup, Inc.	21,410	1,133,017
JPMorgan Chase & Co.	16,305	932,972

		3,108,939

Diversified Manufacturing Operations — 5.8%
Eaton Corp. PLC	9,800	712,068
Illinois Tool Works, Inc.	5,600	445,648
ITT Corp.	5,400	220,428
Pentair, Ltd.	8,900	629,408
SPX Corp.	8,300	785,512

		2,793,064

Electric Products - Misc. — 1.0%
Emerson Electric Co.	6,940	464,911

Electronic Components - Semiconductors — 3.6%
Fairchild Semiconductor International, Inc.†	30,200	384,446
Microchip Technology, Inc.	15,900	688,311

Security Description	Shares	Value (Note 2)

Electronic Components - Semiconductors (continued)
Texas Instruments, Inc.	14,820	$637,260

		1,710,017

Electronic Security Devices — 1.3%
Tyco International, Ltd.	16,400	625,496

Engineering/R&D Services — 1.4%
KBR, Inc.	19,900	673,217

Enterprise Software/Service — 1.5%
CA, Inc.	21,400	706,200

Finance - Consumer Loans — 2.3%
SLM Corp.	41,405	1,103,443

Finance - Credit Card — 2.3%
American Express Co.	6,955	596,739
Discover Financial Services	10,000	533,000

		1,129,739

Finance - Investment Banker/Broker — 1.0%
E*TRADE Financial Corp.†	27,300	489,216

Instruments - Controls — 1.0%
Honeywell International, Inc.	5,200	460,252

Insurance - Multi-line — 0.4%
XL Group PLC	6,620	211,774

Investment Management/Advisor Services — 1.1%
Ameriprise Financial, Inc.	4,800	519,600

Machinery - Construction & Mining — 1.4%
Joy Global, Inc.	12,100	684,376

Medical Instruments — 1.5%
Medtronic, Inc.	12,330	706,756

Medical - Drugs — 5.7%
Johnson & Johnson	9,185	869,452
Merck & Co., Inc.	12,700	632,841
Pfizer, Inc.	23,941	759,648
Sanofi ADR	9,300	491,319

		2,753,260

Medical - HMO — 3.7%
Cigna Corp.	6,700	585,915
UnitedHealth Group, Inc.	8,020	597,330
WellPoint, Inc.	6,515	605,113

		1,788,358

Medical - Wholesale Drug Distribution — 1.7%
Cardinal Health, Inc.	12,300	794,580

Oil & Gas Drilling — 2.4%
Noble Corp. PLC	16,200	617,544
Seadrill, Ltd.	12,400	529,604

		1,147,148

Oil Companies - Exploration & Production — 2.5%
ConocoPhillips	8,165	594,412
Occidental Petroleum Corp.	6,165	585,428

		1,179,840

Oil Companies - Integrated — 2.4%
BP PLC ADR	13,135	617,476
Marathon Oil Corp.	15,065	542,943

		1,160,419

Oil Field Machinery & Equipment — 1.6%
National Oilwell Varco, Inc.	9,400	766,100

VALIC Company I Broad Cap Value Income Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Pharmacy Services — 1.5%
Omnicare, Inc.	12,400	$710,272

Retail - Apparel/Shoe — 1.0%
Coach, Inc.	8,000	463,200

Retail - Discount — 1.4%
Target Corp.	10,300	658,479

Retail - Drug Store — 1.0%
Walgreen Co.	8,200	485,440

Savings & Loans/Thrifts — 3.9%
First Niagara Financial Group, Inc.	49,700	553,658
New York Community Bancorp, Inc.	39,300	649,236
People’s United Financial, Inc.	43,400	657,076

		1,859,970

Telephone - Integrated — 1.4%
Verizon Communications, Inc.	13,405	665,156

Tobacco — 2.0%
Altria Group, Inc.	14,170	524,007
Philip Morris International, Inc.	5,100	436,254

		960,261

Security Description	Shares/ Principal Amount	Value (Note 2)

Tools - Hand Held — 1.2%
Stanley Black & Decker, Inc.	6,960	$566,474

Total Long-Term Investment Securities
(cost $32,955,717)		45,391,925

SHORT-TERM INVESTMENT SECURITIES — 4.7%
Time Deposits — 4.7%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/02/2013 (cost $2,242,000)	$2,242,000	2,242,000

TOTAL INVESTMENTS
(cost $35,197,717)(1)	99.5%	47,633,925
Other assets less liabilities	0.5	253,812

NET ASSETS	100.0%	$47,887,737

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Banks - Super Regional	$3,238,441	$—	$—	$3,238,441
Diversified Banking Institutions	3,108,939	—	—	3,108,939
Diversified Manufacturing Operations	2,793,064	—	—	2,793,064
Medical - Drugs	2,753,260	—	—	2,753,260
Other Industries*	33,498,221	—	—	33,498,221
Short-Term Investment Securities:
Time Deposits	—	2,242,000	—	2,242,000

Total	$45,391,925	$2,242,000	$—	$47,633,925

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company I Capital Conservation Fund

PORTFOLIO PROFILE — November 30, 2013 (unaudited)

Industry Allocation*

United States Treasury Notes	21.4%
Federal National Mtg. Assoc.	21.4
Federal Home Loan Mtg. Corp.	11.4
Diversified Financial Services	7.7
Time Deposits	7.1
Banks — Commercial	3.9
Registered Investment Companies	3.6
Diversified Banking Institutions	3.2
United States Treasury Bonds	3.1
Electric — Integrated	1.0
Oil Companies — Integrated	0.9
Telephone — Integrated	0.9
Oil Companies — Exploration & Production	0.9
Savings & Loans/Thrifts	0.8
Paper & Related Products	0.8
Multimedia	0.6
Diversified Manufacturing Operations	0.6
Insurance — Multi-line	0.6
Insurance — Life/Health	0.4
Beverages — Non-alcoholic	0.4
Banks — Fiduciary	0.4
Sovereign	0.4
Special Purpose Entities	0.4
Security Services	0.4
Aerospace/Defense — Equipment	0.4
Auto — Cars/Light Trucks	0.4
Medical — Drugs	0.4
Municipal Bonds	0.4
Medical — Generic Drugs	0.3
Oil & Gas Drilling	0.3
Agricultural Chemicals	0.3
Computers — Memory Devices	0.3
Insurance — Mutual	0.3
Pipelines	0.3
Advertising Agencies	0.3
Finance — Investment Banker/Broker	0.3
Computer Services	0.3
Telecom Services	0.2
Brewery	0.2
Electronics — Military	0.2
Diversified Operations	0.2
Tennessee Valley Authority	0.2
Schools	0.2
Tools — Hand Held	0.2
Cable/Satellite TV	0.2
Electric — Distribution	0.2
Medical Products	0.2
Gas — Distribution	0.2
Medical — HMO	0.2
Electronic Components — Semiconductors	0.2
Finance — Other Services	0.2
Import/Export	0.2
Retail — Drug Store	0.2
Retail — Auto Parts	0.2
Transport — Rail	0.2
Food — Misc./Diversified	0.2
Banks — Super Regional	0.2
Chemicals — Diversified	0.2
Diversified Minerals	0.2
Federal Home Loan Bank	0.2
Real Estate Investment Trusts	0.1
Regional Authority	0.1
Aerospace/Defense	0.1
Banks — Money Center	0.1
SupraNational Banks	0.1
Chemicals —Specialty	0.1
Finance — Consumer Loans	0.1
Transport — Equipment & Leasing	0.1
Petrochemicals	0.1

Insurance — Property/Casualty	0.1%
Steel — Producers	0.1
Metal Processors & Fabrication	0.1
Oil Refining & Marketing	0.1
Machinery — Construction & Mining	0.1
Gold Mining	0.1
Advertising Services	0.1
Finance — Auto Loans	0.1
Retail — Discount	0.1
Diagnostic Equipment	0.1
Building & Construction Products — Misc.	0.1

103.2%

Credit Quality+#

Aaa	66.6%
Aa	4.6
A	6.5
Baa	17.5
Ba	2.2
Not Rated@	2.6

100.0%

*	Calculated as a percentage of net assets
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities.

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES — 6.8%
Diversified Financial Services — 6.8%
ABFC 2002-NC1 Trust FRS Series 2002-NC1, Class M1 1.19% due 03/25/2032	$493,881	$464,815
Avis Budget Rental Car Funding AESOP LLC Series 2013-1A, Class A 1.92% due 09/20/2019*	312,000	309,435
Bear Stearns Asset Backed Securities Trust FRS Series 2004-HE6, Class M1 1.02% due 08/25/2034	1,112,679	1,044,070
Cabela’s Master Credit Card Trust Series 2012-2A, Class A1 1.45% due 06/15/2020*	585,000	587,874
Capital Auto Receivables Asset Trust Series 2013-2, Class A3 1.24% due 10/20/2017	446,000	448,975
Capital One Multi-Asset Execution Trust Series 2005-B1, Class B1 4.90% due 12/15/2017	240,000	251,498
Chrysler Capital Auto Receivables Trust Series 2013-AA, Class A3 0.91% due 04/16/2018*	258,000	258,654
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A2 2.96% due 11/10/2046(1)(2)	216,000	222,477
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 4.47% due 03/20/2043*	73,445	74,708
Countrywide Asset-Backed Certs. FRS Series 2004-6, Class 1A2 0.54% due 12/25/2034	354,283	325,917
Discover Card Execution Note Trust Series 2007-A1, Class A1 5.65% due 03/16/2020	200,000	231,567
Dominos Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/2042*	664,098	719,254
Ford Credit Auto Owner Trust Series 2012-C, Class B 1.27% due 12/15/2017	405,000	410,166
Ford Credit Auto Owner Trust Series 2013-D, Class B 1.54% due 03/15/2019	182,000	182,140
Ford Credit Floorplan Master Owner Trust Series 2013-1, Class C 1.37% due 01/15/2018	339,000	339,012
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(1)	192,000	192,561
HLSS Servicer Advance Receivables Backed Notes Series 2013-T1, Class B2 1.74% due 01/16/2046*	192,000	190,387
Honda Auto Receivables Owner Trust Series 2013-3, Class A4 1.13% due 09/16/2019	163,000	164,455
Huntington Auto Trust Series 2012-2, Class B 1.07% due 02/15/2018	115,000	114,483
JPMBB Commercial Mtg. Securities Trust Series 2013-C15, Class A2 2.98% due 11/15/2045(1)	206,000	213,232
LB-UBS Commercial Mtg. Trust Series 2007-C1, Class A4 5.42% due 02/15/2040(1)	1,000,000	1,109,166
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class A2 1.97% due 08/15/2045(1)	245,871	251,527

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services (continued)
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2013-C13, Class A2 2.94% due 11/15/2046(1)(2)	$1,000,000	$1,029,960
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A2 2.11% due 05/10/2063(1)	640,774	651,651
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C23, Class AM 5.47% due 01/15/2045(1)	1,000,000	1,084,075
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 5.97% due 06/15/2045(1)	1,000,000	1,106,729
WaMu Mtg. Pass Through Certs. FRS Series 2003-AR9, Class 2A 2.44% due 09/25/2033(3)	1,078,954	1,082,262
WF-RBS Commercial Mtg. Trust Series 2012-C8, Class A2 1.88% due 08/15/2045(1)	385,768	388,522

Total Asset Backed Securities
(cost $13,389,336)		13,449,572

U.S. CORPORATE BONDS & NOTES — 18.1%
Advertising Agencies — 0.3%
Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	620,000	584,328

Aerospace/Defense — 0.1%
Boeing Co. Senior Notes 0.95% due 05/15/2018	287,000	278,572

Aerospace/Defense - Equipment — 0.4%
Exelis, Inc. Company Guar. Notes 5.55% due 10/01/2021	731,000	732,275

Agricultural Chemicals — 0.3%
Mosaic Co. Senior Notes 4.25% due 11/15/2023#	346,000	344,301
Mosaic Co. Senior Notes 5.45% due 11/15/2033#	143,000	146,112
Mosaic Co. Senior Notes 5.63% due 11/15/2043	143,000	145,561

		635,974

Auto - Cars/Light Trucks — 0.2%
Daimler Finance North America LLC Company Guar. Notes 3.88% due 09/15/2021*	305,000	312,910

Banks - Commercial — 1.2%
FirstMerit Corp. Sub. Notes 4.35% due 02/04/2023	177,000	176,449
KeyBank NA Senior Notes 1.10% due 11/25/2016	390,000	390,198
Union Bank NA Senior Notes 1.50% due 09/26/2016#	279,000	283,181
Zions Bancorporation Senior Notes 4.00% due 06/20/2016	301,000	314,088

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Banks - Commercial (continued)
Zions Bancorporation Senior Notes 4.50% due 03/27/2017	$542,000	$581,432
Zions Bancorporation Senior Notes 4.50% due 06/13/2023	592,000	588,781

		2,334,129

Banks - Fiduciary — 0.4%
Bank of New York Mellon Corp. Senior Notes 1.20% due 02/20/2015	298,000	300,483
RBS Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	540,000	525,923

		826,406

Banks - Super Regional — 0.0%
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/2026	30,000	32,738

Brewery — 0.2%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 0.80% due 07/15/2015#	507,000	509,536

Building & Construction Products - Misc. — 0.1%
Owens Corning, Inc. Company Guar. Notes 7.00% due 12/01/2036	139,000	152,311

Cable/Satellite TV — 0.2%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 3.80% due 03/15/2022#	207,000	198,019
TCI Communications, Inc. Senior Notes 7.13% due 02/15/2028	155,000	194,142

		392,161

Chemicals - Specialty — 0.1%
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034#	179,000	217,112

Computer Services — 0.3%
International Business Machines Corp. Senior Notes 1.63% due 05/15/2020	371,000	348,789
International Business Machines Corp. Senior Notes 6.22% due 08/01/2027	144,000	174,984

		523,773

Computers - Memory Devices — 0.1%
EMC Corp. Senior Notes 2.65% due 06/01/2020	271,000	268,111

Diagnostic Equipment — 0.1%
Life Technologies Corp. Senior Notes 5.00% due 01/15/2021	146,000	157,100

Diversified Banking Institutions — 2.6%
Bank of America Corp. Sub. Notes 5.49% due 03/15/2019#	800,000	892,958

Security Description	Principal Amount	Value (Note 2)

Diversified Banking Institutions (continued)
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	$44,000	$51,308
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	1,006,000	1,033,177
Goldman Sachs Group, Inc. FRS Senior Notes 1.84% due 11/29/2023	384,000	386,107
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	497,000	546,805
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037#	501,000	555,607
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	223,000	265,604
Morgan Stanley Senior Notes 4.75% due 03/22/2017#	423,000	465,119
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	892,000	916,233

		5,112,918

Diversified Financial Services — 0.7%
General Electric Capital Corp. Senior Notes 4.63% due 01/07/2021	270,000	297,455
General Electric Capital Corp. Senior Notes 5.55% due 05/04/2020#	210,000	243,418
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	461,000	521,884
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	358,000	443,693

		1,506,450

Diversified Manufacturing Operations — 0.2%
Textron, Inc. Senior Notes 4.63% due 09/21/2016	305,000	329,766

Diversified Operations — 0.2%
Leucadia National Corp. Senior Notes 5.50% due 10/18/2023	263,000	265,156
Leucadia National Corp. Senior Notes 6.63% due 10/23/2043	216,000	211,931

		477,087

Electric - Distribution — 0.0%
Oglethorpe Power Corp. 1st Mtg. Notes 4.20% due 12/01/2042#	105,000	90,602

Electric - Integrated — 0.9%
Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043*	109,000	106,255
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	326,000	348,299

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Electric - Integrated (continued)
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	$262,000	$277,130
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	112,000	117,509
Great Plains Energy, Inc. Senior Notes 5.29% due 06/15/2022	141,000	151,723
MidAmerican Energy Holdings Co. Senior Notes 5.15% due 11/15/2043*#	125,000	124,765
Nisource Finance Corp. Company Guar. Notes 5.65% due 02/01/2045	190,000	191,608
Pacific Gas & Electric Co. Senior Notes 5.80% due 03/01/2037	193,000	210,920
PPL Energy Supply LLC Senior Notes 4.60% due 12/15/2021#	336,000	326,310

		1,854,519

Electronic Components-Semiconductors — 0.2%
Intel Corp. Senior Notes 1.95% due 10/01/2016#	343,000	354,266

Electronics - Military — 0.2%
L-3 Communications Corp. Company Guar. Notes 4.95% due 02/15/2021	468,000	494,914

Finance - Auto Loans — 0.1%
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017#	163,000	162,983

Finance - Consumer Loans — 0.1%
HSBC Finance Corp. Sub. Notes 6.68% due 01/15/2021	186,000	216,531

Finance - Investment Banker/Broker — 0.3%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	89,000	18,801
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(4)	87,000	9
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(4)	112,000	11
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	508,000	540,515

		559,336

Finance - Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.00% due 02/02/2015	150,000	151,114

Food - Misc./Diversified — 0.2%
Mondelez International, Inc. Senior Notes 6.50% due 02/09/2040	276,000	323,360

Security Description	Principal Amount	Value (Note 2)

Gas - Distribution — 0.1%
Sempra Energy Senior Notes 4.05% due 12/01/2023	$172,000	$172,124

Gold Mining — 0.1%
Newmont Mining Corp. Company Guar. Notes 3.50% due 03/15/2022#	207,000	178,984

Insurance - Life/Health — 0.3%
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	185,000	207,870
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	117,000	117,056
Principal Life Global Funding II Sec. Notes 1.00% due 12/11/2015*	313,000	313,822

		638,748

Insurance - Multi-line — 0.2%
Metropolitan Life Global Funding I Senior Sec. Notes 2.50% due 09/29/2015*	332,000	342,854

Insurance - Mutual — 0.3%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/2014*	150,000	151,848
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	453,000	457,296

		609,144

Insurance - Property/Casualty — 0.1%
ProAssurance Corp. Senior Notes 5.30% due 11/15/2023	207,000	210,991

Machinery - Construction & Mining — 0.1%
Caterpillar Financial Services Corp. Senior Notes 1.35% due 09/06/2016#	182,000	184,113

Medical Products — 0.2%
Becton Dickinson and Co. Senior Notes 3.13% due 11/08/2021	56,000	54,972
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	268,000	333,265

		388,237

Medical - Drugs — 0.2%
AbbVie, Inc. Company Guar. Notes 1.75% due 11/06/2017	315,000	317,419

Medical - Generic Drugs — 0.3%
Mylan, Inc. Senior Notes 2.60% due 06/24/2018*#	101,000	101,704
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	519,000	589,657

		691,361

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Medical - HMO — 0.2%
Cigna Corp. Senior Notes 4.38% due 12/15/2020#	$252,000	$268,858
Cigna Corp. Senior Notes 6.15% due 11/15/2036	80,000	91,731

		360,589

Metal Processors & Fabrication — 0.1%
Precision Castparts Corp. Senior Notes 1.25% due 01/15/2018#	200,000	197,480

Multimedia — 0.6%
News America, Inc. Company Guar. Notes 5.40% due 10/01/2043*	290,000	292,903
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/2028	298,000	360,345
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	159,000	172,944
Viacom, Inc. Senior Notes 5.85% due 09/01/2043	319,000	332,155

		1,158,347

Oil Companies - Exploration & Production — 0.7%
Anadarko Holding Co. Senior Notes 7.15% due 05/15/2028#	468,000	560,368
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	147,000	145,530
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022#	206,000	212,180
Plains Exploration & Production Co. Company Guar. Notes 6.63% due 05/01/2021	194,000	212,167
Plains Exploration & Production Co. Company Guar. Notes 6.75% due 02/01/2022	323,000	352,908

		1,483,153

Oil Companies - Integrated — 0.2%
Hess Corp. Senior Notes 5.60% due 02/15/2041	238,000	249,543
Hess Corp. Senior Notes 7.88% due 10/01/2029	154,000	194,343

		443,886

Oil Refining & Marketing — 0.1%
Valero Energy Corp. Company Guar. Notes 6.63% due 06/15/2037#	172,000	196,320

Paper & Related Products — 0.8%
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	534,000	542,189

Security Description	Principal Amount	Value (Note 2)

Paper & Related Products (continued)
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	$343,000	$333,601
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	571,000	644,859

		1,520,649

Pipelines — 0.3%
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042#	131,000	114,847
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 5.00% due 10/01/2021#	50,000	52,935
Energy Transfer Partners LP Senior Notes 5.95% due 10/01/2043	195,000	199,574
Energy Transfer Partners LP Senior Notes 7.60% due 02/01/2024*	192,000	232,120

		599,476

Real Estate Investment Trusts — 0.1%
HCP, Inc. Senior Notes 3.75% due 02/01/2016	160,000	168,517
UDR, Inc. Company Guar. Notes 3.70% due 10/01/2020	114,000	116,156

		284,673

Retail - Auto Parts — 0.2%
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 12/01/2023	337,000	336,708

Retail - Discount — 0.1%
Dollar General Corp. Senior Notes 3.25% due 04/15/2023#	175,000	160,179

Retail - Drug Store — 0.2%
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	158,185	169,872
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	154,094	167,157

		337,029

Savings & Loans/Thrifts — 0.8%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	363,000	385,123
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	494,000	570,624
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	400,000	467,833
Santander Holdings USA, Inc. Senior Notes 3.00% due 09/24/2015	145,000	149,756

		1,573,336

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Schools — 0.2%
Northwestern University Bonds 4.20% due 12/01/2047	$225,000	$206,446
President and Fellows of Harvard College Bonds 3.62% due 10/01/2037	113,000	98,654
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	180,000	155,565

		460,665

Security Services — 0.4%
ADT Corp. Senior Notes 3.50% due 07/15/2022#	611,000	534,893
ADT Corp. Senior Notes 6.25% due 10/15/2021*	200,000	208,750

		743,643

Special Purpose Entities — 0.3%
MassMutual Global Funding II Senior Sec. Notes 2.00% due 04/05/2017*	435,000	440,807
MassMutual Global Funding II Sec. Notes 2.50% due 10/17/2022*	162,000	147,516

		588,323

Steel - Producers — 0.1%
Nucor Corp. Senior Notes 4.00% due 08/01/2023#	210,000	206,669

Telecom Services — 0.1%
Qwest Corp. Senior Notes 7.50% due 10/01/2014	250,000	263,032

Telephone - Integrated — 0.6%
Verizon Communications, Inc. Senior Notes 3.65% due 09/14/2018	239,000	254,101
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	657,000	733,455
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043	244,000	277,686

		1,265,242

Transport - Equipment & Leasing — 0.1%
GATX Corp. Senior Notes 3.90% due 03/30/2023	225,000	214,953

Transport - Rail — 0.2%
Norfolk Southern Corp. Senior Notes 2.90% due 02/15/2023	95,000	89,205
Norfolk Southern Corp. Senior Notes 5.59% due 05/17/2025	21,000	23,347
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	197,000	212,433

		324,985

Security Description	Principal Amount	Value (Note 2)

Wireless Equipment — 0.0%
Motorola Solutions, Inc. Senior Notes 6.63% due 11/15/2037#	$9,930	$9,993

Total U.S. Corporate Bonds & Notes
(cost $35,990,762)		36,054,587

FOREIGN CORPORATE BONDS & NOTES — 7.6%
Advertising Services — 0.1%
WPP Finance 2010 Company Guar. Notes 5.63% due 11/15/2043	179,000	175,012

Auto - Cars/Light Trucks — 0.2%
Volkswagen International Finance NV Company Guar. Notes 2.13% due 11/20/2018*	411,000	412,304

Banks - Commercial — 2.7%
ANZ New Zealand Int’l, Ltd. Bank Guar. Notes 1.13% due 03/24/2016*	760,000	761,140
Bank of Nova Scotia Senior Notes 1.38% due 07/15/2016#	226,000	228,988
Banque Federative du Credit Mutuel SA Senior Notes 2.50% due 10/29/2018*	308,000	308,629
BPCE SA Sub. Notes 5.70% due 10/22/2023*	334,000	344,514
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Bank Guar. Notes 4.63% due 12/01/2023	464,000	463,411
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Bank Guar. Notes 5.75% due 12/01/2043	550,000	562,557
Credit Suisse AG Sub. Notes 6.50% due 08/08/2023#*	482,000	510,178
ING Bank NV Notes 2.00% due 09/25/2015*	572,000	581,106
LBG Capital No.1 PLC Bank Guar. Notes 7.88% due 11/01/2020*	402,000	430,944
National Australia Bank, Ltd. Senior Notes 1.60% due 08/07/2015	503,000	510,959
National Bank of Canada Bank Guar. Notes 1.45% due 11/07/2017#	650,000	640,992

		5,343,418

Banks - Money Center — 0.1%
Lloyds Bank PLC Bank Guar. Notes 2.30% due 11/27/2018#	275,000	276,325

Beverages - Non-alcoholic — 0.4%
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018	410,000	410,337
Coca-Cola Femsa SAB de CV Company Guar. Notes 3.88% due 11/26/2023	254,000	250,977
Coca-Cola Femsa SAB de CV Company Guar. Notes 5.25% due 11/26/2043#	188,000	188,506

		849,820

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Chemicals - Diversified — 0.2%
LyondellBasell Industries NV Senior Notes 5.00% due 04/15/2019	$277,000	$311,000

Computers - Memory Devices — 0.2%
Seagate HDD Cayman Company Guar. Notes 4.75% due 06/01/2023*#	363,000	344,850

Diversified Banking Institutions — 0.4%
Royal Bank of Scotland Group PLC Sub. Notes 6.10% due 06/10/2023	196,000	198,808
Royal Bank of Scotland Group PLC Senior Notes 6.40% due 10/21/2019	259,000	302,078
Societe Generale SA Senior Notes 5.20% due 04/15/2021*	350,000	387,576

		888,462

Diversified Financial Services — 0.2%
Hyundai Capital Services, Inc. Senior Notes 6.00% due 05/05/2015*	373,000	397,471

Diversified Manufacturing Operations — 0.4%
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.88% due 01/15/2019*	200,000	200,067
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 4.25% due 06/15/2023*	386,000	381,797
Pentair Finance SA Company Guar. Notes 1.35% due 12/01/2015	207,000	208,350

		790,214

Diversified Minerals — 0.2%
Teck Resources, Ltd. Company Guar. Notes 6.00% due 08/15/2040#	321,000	304,946

Gas - Distribution — 0.1%
Centrica PLC Senior Notes 4.00% due 10/16/2023#*	219,000	215,989

Import/Export — 0.2%
Svensk Exportkredit AB FRS Sub. Notes 2.88% due 11/14/2023*	353,000	349,569

Insurance - Multi-line — 0.2%
XLIT, Ltd. Company Guar. Notes 2.30% due 12/15/2018	399,000	398,856

Medical - Drugs — 0.2%
Takeda Pharmaceutical Co., Ltd. Senior Notes 1.63% due 03/17/2017*	404,000	406,586

Oil & Gas Drilling — 0.3%
Transocean, Inc. Company Guar. Notes 6.38% due 12/15/2021#	325,000	365,198
Transocean, Inc. Company Guar. Notes 6.80% due 03/15/2038#	130,000	141,747

Security Description	Principal Amount	Value (Note 2)

Oil & Gas Drilling (continued)
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	$157,000	$179,188

		686,133

Oil Companies - Exploration & Production — 0.2%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031#	286,000	357,615

Oil Companies - Integrated — 0.7%
BP Capital Markets PLC Company Guar. Notes 1.38% due 11/06/2017#	350,000	348,771
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016	350,000	363,592
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044#	301,000	266,582
Statoil ASA Company Guar. Notes 2.90% due 11/08/2020#	272,000	274,041
Statoil ASA Company Guar. Notes 4.80% due 11/08/2043	179,000	179,787

		1,432,773

Petrochemicals — 0.1%
Mexichem SAB de CV Company Guar. Notes 6.75% due 09/19/2042#*	227,000	211,110

Special Purpose Entity — 0.1%
Perrigo Co., Ltd. Company Guar. Notes 2.30% due 11/08/2018*	201,000	201,583

SupraNational Banks — 0.1%
North American Development Bank Senior Notes 2.30% due 10/10/2018	257,000	257,630

Telephone - Integrated — 0.3%
Telecom Italia Capital SA Company Guar. Notes 7.18% due 06/18/2019#	391,000	436,545
Telefonica Emisiones SAU Company Guar. Notes 4.57% due 04/27/2023#	153,000	151,601

		588,146

Total Foreign Corporate Bonds & Notes
(cost $15,173,585)		15,199,812

FOREIGN GOVERNMENT AGENCIES — 0.7%
Electric - Distribution — 0.2%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017	298,000	300,401

Regional Authority — 0.1%
Province of British Columbia Senior Notes 2.85% due 06/15/2015	272,000	282,567

Sovereign — 0.4%
Federative Republic of Brazil Senior Notes 5.63% due 01/07/2041#	191,000	183,360

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN GOVERNMENT AGENCIES (continued)
Sovereign (continued)
Government of Canada Senior Notes 0.88% due 02/14/2017	$308,000	$310,169
United Mexican States Senior Bonds 4.75% due 03/08/2044#	365,000	320,470

		813,999

Total Foreign Government Agencies
(cost $1,392,662)		1,396,967

MUNICIPAL BONDS & NOTES — 0.4%
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	241,000	212,557
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	216,000	211,004
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	335,000	296,174

Total Municipal Bonds & Notes
(cost $789,624)		719,735

U.S. GOVERNMENT AGENCIES — 33.2%
Federal Home Loan Bank — 0.2%
5.50% due 07/15/2036	250,000	297,299

Federal Home Loan Mtg. Corp. — 11.4%
2.50% due 01/01/2028	470,575	471,319
2.50% due 04/01/2028	943,170	944,696
3.00% due 08/01/2027	908,757	935,401
3.00% due 10/01/2042	887,514	853,756
3.00% due 11/01/2042	1,501,401	1,444,293
3.00% due 02/01/2043	485,877	467,396
3.00% due 04/01/2043	969,817	932,929
3.00% due 05/01/2043	1,500,879	1,443,791
3.50% due 11/01/2041	1,234,046	1,243,094
3.50% due 03/01/2042	343,684	346,204
3.50% due 04/01/2042	1,930,721	1,944,877
3.50% due 06/01/2042	2,608,373	2,627,498
3.50% due 08/01/2042	462,309	465,887
4.00% due 09/01/2040	185,631	193,044
4.50% due 01/01/2039	52,077	55,487
4.50% due 06/01/2040	1,361,607	1,465,493
4.50% due 06/01/2041	1,469,565	1,568,165
5.00% due 10/01/2033	3,410	3,702
5.00% due 03/01/2038	184,779	199,447
5.00% due 06/01/2039	886,456	964,931
5.00% due 07/01/2040	1,472,091	1,595,957
5.50% due 11/01/2018	86,996	92,988
5.50% due 02/01/2035	335,962	365,417
5.50% due 07/01/2036	239,481	259,616
5.50% due 09/01/2037	12,407	13,445
5.50% due 10/01/2037	13,320	14,435
5.50% due 01/01/2038	154,411	167,325
5.50% due 04/01/2038	71,845	77,854
5.50% due 06/01/2041	94,855	102,788
6.00% due 10/01/2033	262,789	289,947
6.00% due 03/01/2040	2,627	2,886
6.50% due 02/01/2035	15,686	17,392
6.50% due 01/01/2036	24,762	27,446
6.50% due 03/01/2036	81,273	90,421
6.75% due 09/15/2029#	500,000	671,095
6.75% due 03/15/2031	250,000	336,356
7.00% due 11/01/2016	7,139	7,508

		22,704,286

Security Description	Principal Amount	Value (Note 2)

Federal National Mtg. Assoc. — 21.4%
2.50% due 04/01/2028	$580,642	$580,509
3.00% due 10/01/2027	226,334	233,552
3.00% due 12/01/2027	1,894,203	1,955,780
3.00% due 01/01/2028	1,896,653	1,958,368
3.00% due 03/01/2042	490,509	473,763
3.00% due 12/01/2042	1,442,443	1,393,197
3.00% due 02/01/2043	1,938,068	1,854,466
3.50% due 09/01/2026	119,723	126,300
3.50% due 08/01/2027	287,927	303,673
3.50% due 10/01/2041	984,730	993,769
3.50% due 12/01/2041	818,736	826,543
3.50% due 06/01/2042	547,260	552,182
3.50% due 07/01/2042	128,575	128,124
3.50% due 08/01/2042	781,180	778,435
3.50% due 09/01/2042	1,912,550	1,929,752
4.00% due 08/01/2026	1,525,135	1,624,567
4.00% due 07/01/2040	273,495	286,564
4.00% due 08/01/2040	57,993	60,500
4.00% due 09/01/2040	574,719	599,576
4.00% due 10/01/2040	220,208	229,656
4.00% due 12/01/2040	2,154,444	2,248,456
4.00% due 03/01/2041	361,441	377,067
4.00% due 10/01/2041	2,042,467	2,131,562
4.00% due 11/01/2041	2,199,849	2,296,066
4.00% due 01/01/2042	173,752	181,331
4.50% due 11/01/2022	357,862	381,688
4.50% due 10/01/2024	745,376	794,066
4.50% due 01/01/2039	108,177	115,382
4.50% due 09/01/2040	1,960,624	2,093,484
4.50% due 11/01/2040	447,462	477,860
4.50% due 12/01/2040	931,438	995,275
4.50% due 05/01/2041	1,926,219	2,056,553
5.00% due 03/15/2016#	1,140,000	1,257,742
5.00% due 05/11/2017	500,000	570,331
5.00% due 10/01/2033	10,233	11,153
5.00% due 03/01/2034	137,943	149,904
5.00% due 02/01/2036	46,428	50,433
5.00% due 05/01/2039	1,312,993	1,439,969
5.00% due 05/01/2040	277,254	302,010
5.00% due 07/01/2040	699,268	763,163
5.50% due 12/01/2029	229,602	251,777
5.50% due 04/01/2033	162,295	178,013
5.50% due 12/01/2033	157,960	172,867
5.50% due 05/01/2034	182,029	199,341
5.50% due 07/01/2037	1,201,072	1,311,585
5.50% due 06/01/2038	103,501	113,802
6.00% due 03/01/2016	416	417
6.00% due 12/01/2016	9,637	10,105
6.00% due 11/01/2017	27,404	29,012
6.00% due 12/01/2020	74,834	79,385
6.00% due 12/01/2033	130,901	146,087
6.00% due 12/01/2036	1,442,701	1,591,620
6.00% due 05/01/2038	302,382	332,869
6.00% due 11/01/2038	404,071	444,750
6.00% due 06/01/2040	322,905	355,358
6.50% due 03/01/2017	16,458	17,468
6.50% due 08/01/2031	11,310	12,725
6.50% due 07/01/2032	84,285	95,116
6.50% due 07/01/2036	51,950	57,633
6.50% due 09/01/2037	177,095	196,955
6.50% due 10/01/2037	259,805	288,614
6.50% due 10/01/2038	86,620	96,140
6.50% due 02/01/2039	69,910	77,518
7.50% due 08/01/2015	98	102

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
Federal National Mtg. Assoc. REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(3)	$930,465	$929,956

		42,571,986

Government National Mtg. Assoc. — 0.0%
6.00% due 04/15/2029	14,039	15,565
6.50% due 07/15/2032	30,092	33,582
6.50% due 09/15/2032	43,262	48,303

		97,450

Tennessee Valley Authority — 0.2%
1.75% due 10/15/2018	155,000	156,029
3.50% due 12/15/2042	387,000	310,760

		466,789

Total U.S. Government Agencies
(cost $66,803,354)		66,137,810

U.S. GOVERNMENT TREASURIES — 24.5%
United States Treasury Bonds — 3.1%
2.75% due 11/15/2042	423,000	342,630
3.13% due 11/15/2041	809,000	715,586
3.13% due 02/15/2042	408,000	360,187
3.88% due 08/15/2040	54,000	55,282
4.25% due 05/15/2039	267,000	291,489
4.38% due 02/15/2038#	483,000	538,017
4.38% due 11/15/2039	934,000	1,039,221
4.50% due 05/15/2038#	120,000	136,162
4.50% due 08/15/2039	972,000	1,103,220
4.75% due 02/15/2037#	587,000	690,276
4.75% due 02/15/2041	129,000	151,938
5.00% due 05/15/2037	159,000	193,359
5.25% due 11/15/2028	404,000	497,425
8.13% due 08/15/2019	92,000	124,911

		6,239,703

United States Treasury Notes — 21.4%
0.25% due 08/15/2015#	800,000	800,062
0.25% due 10/31/2015#	219,000	218,923
0.38% due 04/15/2015	540,000	541,329
0.38% due 11/15/2015	9,000	9,016
0.50% due 07/31/2017	3,000,000	2,961,798
0.63% due 05/31/2017	322,000	320,164
0.63% due 08/31/2017	2,261,000	2,239,274
0.75% due 06/15/2014	210,000	210,697
0.75% due 10/31/2017	99,000	98,196
0.75% due 12/31/2017	234,000	231,440
0.88% due 02/28/2017	2,600,000	2,616,250
1.00% due 08/31/2016	103,000	104,440
1.00% due 10/31/2016	1,369,000	1,386,648
1.00% due 03/31/2017	5,112,000	5,159,526
1.00% due 08/31/2019	229,000	220,412
1.25% due 10/31/2015	2,222,000	2,263,403
1.38% due 11/30/2015	53,000	54,143
1.38% due 06/30/2018	74,000	74,503
1.38% due 02/28/2019	510,000	507,928
1.50% due 12/31/2013	475,000	475,501
1.63% due 08/15/2022	1,000	929
1.63% due 11/15/2022	3,003,000	2,770,736
1.75% due 05/15/2022	1,640,000	1,549,800
2.00% due 02/15/2022	3,444,000	3,340,680
2.13% due 12/31/2015	150,000	155,672
2.38% due 08/31/2014	5,260,000	5,346,501
2.50% due 04/30/2015	500,000	516,172
2.75% due 12/31/2017	1,511,000	1,616,179

Security Description	Shares/ Principal Amount	Value (Note 2)

United States Treasury Notes (continued)
3.13% due 05/15/2019	$11,000	$11,925
3.63% due 08/15/2019	27,000	29,945
3.88% due 05/15/2018	4,109,000	4,595,662
4.00% due 08/15/2018	1,403,000	1,580,896
4.25% due 08/15/2015	538,000	574,651

		42,583,401

Total U.S. Government Treasuries
(cost $48,490,061)		48,823,104

PREFERRED SECURITIES — 0.2%
Electric - Integrated — 0.1%
Entergy Louisiana LLC 4.70%#	7,250	138,040

Telecom Services — 0.1%
Qwest Corp. 6.13%	13,750	275,825

Total Preferred Securities
(cost $524,956)		413,865

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.0%
Banks - Super Regional — 0.2%
Wells Fargo & Co. FRS Series K 7.98% due 03/15/2018(5)	165,000	185,212
Wells Fargo Capital X 5.95% due 12/01/2086	97,000	95,060

		280,272

Diversified Banking Institutions — 0.2%
JPMorgan Chase & Co. FRS Series Q 5.15% due 05/01/2023#(5)	230,000	207,000
JPMorgan Chase & Co. FRS Series 1 7.90% due 04/30/2018#(5)	160,000	176,800
JPMorgan Chase Capital XXIII FRS 1.24% due 05/15/2077	73,000	54,111

		437,911

Finance - Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(4)	78,000	8

Finance - Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043	216,000	201,150

Insurance - Life/Health — 0.1%
Prudential Financial, Inc. FRS 5.63% due 06/15/2043	283,000	277,694

Insurance - Multi-line — 0.2%
MetLife, Inc. 6.40% due 12/15/2066#	284,000	291,100

Tools - Hand Held — 0.2%
Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053	396,000	406,890

Total Preferred Securities/Capital Securities
(cost $1,863,232)		1,895,025

Total Long-Term Investment Securities
(cost $184,417,572)		184,090,477

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 10.7%
Registered Investment Companies — 3.6%
State Street Navigator Securities Lending Prime Portfolio(6)	$7,247,360	$7,247,360

Time Deposits — 7.1%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/02/2013	14,109,000	14,109,000

Total Short-Term Investment Securities
(cost $21,356,360)		21,356,360

TOTAL INVESTMENTS
(cost $205,773,932)(7)	103.2%	205,446,837
Liabilities in excess of other assets	(3.2)	(6,297,557)

NET ASSETS	100.0%	$199,149,280

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2013, the aggregate value of these securities was $14,458,214 representing 7.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(3)	Collateralized Mortgage Obligation
(4)	Illiquid security. At November 30, 2013, the aggregate value of these securities was $28 representing 0.0% of net assets.

(5)	Perpetual maturity — maturity date reflects the next call date.
(6)	At November 30, 2013, the Fund had loaned securities with a total value of $7,527,004. This was secured by collateral of $7,247,360, which was received in cash and subsequently invested in short-term investments currently valued at $7,247,360 as reported in the portfolio of investments. Additional collateral of $437,102 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2013
Federal Farm Credit Bank	0.15% to 5.63%	01/17/2014 to 04/12/2035	$40,974
Federal Home Loan Bank	0.50% to 3.30%	01/08/2016 to 11/26/2032	44,039
Federal Home Loan Mtg. Corp.	0.27% to 23.59%	11/15/2019 to 09/15/2043	6,694
Federal National Mtg. Assoc.	zero coupon to 38.36%	07/25/2018 to 07/25/2043	18,641
Government National Mtg. Assoc.	0.57% to 38.53%	11/20/2020 to 10/16/2052	18,776
United States Treasury Bonds/Notes	0.13% to 9.13%	01/31/2014 to 05/15/2043	307,978

(7)	See Note 5 for cost of investments on a tax basis.

REMIC—Real Estate Mortgage Investment Conduit

FRS—Floating Rate Security

VRS—Variable Rate Security

The rate shown on FRS and VRS are the current interest rate as of November 30, 2013 and unless notes otherwise, the date shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Backed Securities:
Diversified Financial Services	$—	$12,197,135	$1,252,437	$13,449,572
U.S. Corporate Bonds & Notes	—	36,054,587	—	36,054,587
Foreign Corporate Bonds & Notes	—	15,199,812	—	15,199,812
Foreign Government Agencies	—	1,396,967	—	1,396,967
Municipal Bonds & Notes	—	719,735	—	719,735
U.S. Government Agencies:
Federal Home Loan Mtg. Corp.	—	22,704,286	—	22,704,286
Federal National Mtg. Assoc.	—	42,571,986	—	42,571,986
Other Government Agencies**	—	861,538	—	861,538
U.S. Government Treasuries:
United States Treasury Bonds	—	6,239,703	—	6,239,703
United States Treasury Notes	—	42,583,401	—	42,583,401
Preferred Securities	413,865	—	—	413,865
Preferred Securities/Capital Securities	—	1,895,025	—	1,895,025
Short-Term Investment Securities:
Registered Investment Companies	7,247,360	—	—	7,247,360
Time Deposits	—	14,109,000	—	14,109,000

Total	$7,661,225	$196,533,175	$1,252,437	$205,446,837

**	Sum of all other government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by government agency classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

VALIC Company I Core Equity Fund

PORTFOLIO PROFILE OF INVESTMENTS — November 30, 2013 (unaudited)

Industry Allocation*

Diversified Banking Institutions	9.7%
Medical — Drugs	8.0
Registered Investment Companies	6.3
Oil Companies — Integrated	5.5
Banks — Super Regional	4.2
Diversified Manufacturing Operations	3.7
Web Portals/ISP	3.1
Oil Refining & Marketing	3.0
Aerospace/Defense	2.8
Oil — Field Services	2.6
Auto/Truck Parts & Equipment — Original	2.5
Medical Instruments	2.4
Insurance — Property/Casualty	2.2
Finance — Credit Card	2.2
Commercial Services — Finance	2.2
Retail — Drug Store	2.1
Cable/Satellite TV	2.1
Insurance — Multi — line	2.0
Computers — Memory Devices	2.0
Multimedia	2.0
Medical — Biomedical/Gene	1.8
Networking Products	1.8
Retail — Building Products	1.7
Airlines	1.6
Enterprise Software/Service	1.6
Computers	1.4
Insurance — Life/Health	1.3
Retail — Apparel/Shoe	1.3
Chemicals — Diversified	1.3
Engineering/R&D Services	1.2
Applications Software	1.1
Medical — Wholesale Drug Distribution	1.1
Paper & Related Products	1.1
Semiconductor Equipment	1.0
Retail — Regional Department Stores	1.0
Electronic Measurement Instruments	0.9
Repurchase Agreements	0.9
Oil Companies — Exploration & Production	0.9
Medical — HMO	0.9
Medical Products	0.8
Containers — Paper/Plastic	0.7
Auto — Cars/Light Trucks	0.7
Computers — Integrated Systems	0.7
Banks — Commercial	0.6
Food — Retail	0.6
Internet Security	0.5
Engines — Internal Combustion	0.5
Finance — Other Services	0.5
Electronic Components — Misc.	0.5
Electronic Security Devices	0.4
Batteries/Battery Systems	0.4
Home Decoration Products	0.4
Electric — Generation	0.4
Electronic Parts Distribution	0.4
Chemicals — Specialty	0.4
Instruments — Controls	0.3
Medical — Hospitals	0.3
Real Estate Management/Services	0.3
Gas — Distribution	0.2
Medical Labs & Testing Services	0.2
Entertainment Software	0.2
Medical — Generic Drugs	0.2
Retail — Major Department Stores	0.2
Office Automation & Equipment	0.2
Wireless Equipment	0.2
Retail — Discount	0.2
Banks — Fiduciary	0.1
Telecom Equipment — Fiber Optics	0.1
Consumer Products — Misc.	0.1

Steel — Producers	0.1
Insurance — Reinsurance	0.1
Electric — Integrated	0.1
Tobacco	0.1

106.2%

*	Calculated as a percentage of net assets

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.0%
Aerospace/Defense — 2.8%
Boeing Co.	21,200	$2,846,100
Northrop Grumman Corp.	10,700	1,205,676
Raytheon Co.	32,980	2,924,666
Rockwell Collins, Inc.#	7,100	516,383

		7,492,825

Airlines — 1.6%
Delta Air Lines, Inc.	11,735	340,080
United Continental Holdings, Inc.†#	99,742	3,914,874

		4,254,954

Applications Software — 1.1%
Microsoft Corp.	76,535	2,918,280

Auto - Cars/Light Trucks — 0.7%
Ford Motor Co.	30,755	525,296
General Motors Co.†	30,940	1,198,306

		1,723,602

Auto/Truck Parts & Equipment - Original — 2.5%
BorgWarner, Inc.	10,170	1,089,919
Lear Corp.	14,300	1,185,613
TRW Automotive Holdings Corp.†	42,116	3,268,202
WABCO Holdings, Inc.†	11,000	974,600

		6,518,334

Banks - Commercial — 0.6%
Regions Financial Corp.	167,900	1,633,667

Banks - Fiduciary — 0.1%
State Street Corp.	5,090	369,585

Banks - Super Regional — 4.2%
Capital One Financial Corp.	23,600	1,690,468
SunTrust Banks, Inc.	60,800	2,202,784
US Bancorp	127,981	5,019,415
Wells Fargo & Co.	47,745	2,101,735

		11,014,402

Batteries/Battery Systems — 0.4%
Energizer Holdings, Inc.	10,110	1,115,639

Cable/Satellite TV — 2.1%
Comcast Corp., Class A	98,300	4,902,221
Comcast Corp., Special Class A	13,415	645,932

		5,548,153

Chemicals - Diversified — 1.3%
Akzo Nobel NV ADR#	17,200	433,268
Celanese Corp., Series A	100	5,613
Dow Chemical Co.#	22,200	867,132
LyondellBasell Industries NV, Class A	7,600	586,568
PPG Industries, Inc.	8,150	1,500,089

		3,392,670

Chemicals - Specialty — 0.4%
Ashland, Inc.	4,200	382,536
Cabot Corp.#	13,012	634,986

		1,017,522

Commercial Services - Finance — 2.2%
MasterCard, Inc., Class A	6,570	4,998,522
Western Union Co.#	44,790	746,649

		5,745,171

Computers — 1.4%
Apple, Inc.	6,590	3,664,501

Security Description	Shares	Value (Note 2)

Computers - Integrated Systems — 0.7%
Brocade Communications Systems, Inc.†	80,500	$707,595
Teradata Corp.†#	22,200	1,013,208

		1,720,803

Computers - Memory Devices — 2.0%
EMC Corp.	119,200	2,842,920
NetApp, Inc.	29,452	1,214,895
Western Digital Corp.	14,700	1,103,088

		5,160,903

Consumer Products - Misc. — 0.1%
Kimberly-Clark Corp.	2,600	283,816

Containers - Paper/Plastic — 0.7%
Packaging Corp. of America	31,505	1,929,996

Diversified Banking Institutions — 9.7%
Bank of America Corp.	337,854	5,344,850
Citigroup, Inc.	155,303	8,218,635
Goldman Sachs Group, Inc.	16,189	2,734,969
JPMorgan Chase & Co.	153,644	8,791,510
Morgan Stanley	16,500	516,450

		25,606,414

Diversified Manufacturing Operations — 3.7%
3M Co.	39,150	5,226,916
General Electric Co.	88,650	2,363,409
Ingersoll-Rand PLC	30,600	2,185,452

		9,775,777

Electric - Generation — 0.4%
AES Corp.	72,800	1,060,696

Electric - Integrated — 0.1%
Edison International	4,500	207,945
PPL Corp.	800	24,568

		232,513

Electronic Components - Misc. — 0.5%
Garmin, Ltd.#	6,590	320,010
TE Connectivity, Ltd.	18,900	996,408

		1,316,418

Electronic Measurement Instruments — 0.9%
Agilent Technologies, Inc.	45,960	2,462,077

Electronic Parts Distribution — 0.4%
Avnet, Inc.	26,500	1,057,350

Electronic Security Devices — 0.4%
Tyco International, Ltd.	29,450	1,123,223

Engineering/R&D Services — 1.2%
Fluor Corp.#	18,500	1,439,485
KBR, Inc.#	47,300	1,600,159

		3,039,644

Engines - Internal Combustion — 0.5%
Cummins, Inc.#	10,150	1,343,454

Enterprise Software/Service — 1.6%
CA, Inc.	18,975	626,175
Oracle Corp.	100,630	3,551,233

		4,177,408

Entertainment Software — 0.2%
Activision Blizzard, Inc.	30,000	516,300

Finance - Credit Card — 2.2%
Discover Financial Services	107,900	5,751,070

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Finance - Other Services — 0.5%
NASDAQ OMX Group, Inc.#	33,575	$1,319,162

Food - Misc./Diversified — 0.0%
Unilever NV	790	31,015

Food - Retail — 0.6%
Kroger Co.	38,885	1,623,449

Gas - Distribution — 0.2%
UGI Corp.#	14,350	577,731

Home Decoration Products — 0.4%
Newell Rubbermaid, Inc.#	35,000	1,062,250

Instruments - Controls — 0.3%
Honeywell International, Inc.	9,845	871,381

Insurance Brokers — 0.0%
Willis Group Holdings PLC#	1,840	82,395

Insurance - Life/Health — 1.3%
Aflac, Inc.	15,480	1,027,407
Lincoln National Corp.	22,387	1,149,125
Prudential Financial, Inc.	15,125	1,342,495

		3,519,027

Insurance - Multi-line — 2.0%
ACE, Ltd.	11,555	1,187,623
American Financial Group, Inc.	8,600	495,876
Genworth Financial, Inc., Class A†	64,800	979,128
Hartford Financial Services Group, Inc.	36,119	1,286,920
MetLife, Inc.	11,355	592,618
XL Group PLC	24,770	792,392

		5,334,557

Insurance - Property/Casualty — 2.2%
Chubb Corp.	22,700	2,189,415
Travelers Cos., Inc.	40,615	3,685,405

		5,874,820

Insurance - Reinsurance — 0.1%
PartnerRe, Ltd.	2,300	236,670

Internet Security — 0.5%
Symantec Corp.#	64,200	1,443,858

Medical Instruments — 2.4%
Medtronic, Inc.	82,244	4,714,226
St Jude Medical, Inc.	28,600	1,670,812

		6,385,038

Medical Labs & Testing Services — 0.2%
Quest Diagnostics, Inc.#	9,000	548,460

Medical Products — 0.8%
Baxter International, Inc.	700	47,915
Hospira, Inc.†	6,500	255,515
Zimmer Holdings, Inc.#	19,000	1,736,790

		2,040,220

Medical - Biomedical/Gene — 1.8%
Amgen, Inc.	15,600	1,779,648
Biogen Idec, Inc.†	4,200	1,222,074
Celgene Corp.†	7,900	1,277,983
Gilead Sciences, Inc.†#	7,700	576,037

		4,855,742

Medical - Drugs — 8.0%
Abbott Laboratories	34,150	1,304,189
AbbVie, Inc.	34,150	1,654,567

Security Description	Shares	Value (Note 2)

Medical - Drugs (continued)
AstraZeneca PLC ADR#	24,400	$1,395,436
Eli Lilly & Co.	58,500	2,937,870
Johnson & Johnson	16,275	1,540,592
Merck & Co., Inc.	83,940	4,182,730
Pfizer, Inc.	249,522	7,917,333

		20,932,717

Medical - Generic Drugs — 0.2%
Teva Pharmaceutical Industries, Ltd. ADR	12,400	505,424

Medical - HMO — 0.9%
Aetna, Inc.	32,700	2,254,011

Medical - Hospitals — 0.3%
Universal Health Services, Inc., Class B	9,500	783,085

Medical - Wholesale Drug Distribution — 1.1%
McKesson Corp.	16,900	2,803,541

Multimedia — 2.0%
Time Warner, Inc.	15,561	1,022,513
Twenty-First Century Fox, Inc., Class A#	69,003	2,310,911
Viacom, Inc., Class B	22,520	1,805,428

		5,138,852

Networking Products — 1.8%
Cisco Systems, Inc.	221,700	4,711,125

Office Automation & Equipment — 0.2%
Xerox Corp.	43,600	496,168

Oil Companies - Exploration & Production — 0.9%
Antero Resources Corp.†	3,100	170,190
Apache Corp.	8,450	773,091
Cobalt International Energy, Inc.†	28,200	626,886
Gulfport Energy Corp.†#	14,100	823,863

		2,394,030

Oil Companies - Integrated — 5.5%
Chevron Corp.	11,510	1,409,284
Exxon Mobil Corp.	51,020	4,769,350
Marathon Oil Corp.	75,904	2,735,580
Phillips 66	3,100	215,791
Suncor Energy, Inc.	124,780	4,327,371
Total SA ADR	18,800	1,134,016

		14,591,392

Oil Refining & Marketing — 3.0%
Marathon Petroleum Corp.	53,820	4,453,067
PBF Energy, Inc.#	40,031	1,154,894
Tesoro Corp.#	17,389	1,019,517
Valero Energy Corp.	25,800	1,179,576

		7,807,054

Oil - Field Services — 2.6%
Halliburton Co.	42,784	2,253,861
MRC Global, Inc.†	14,000	428,260
Oceaneering International, Inc.#	15,700	1,211,883
Schlumberger, Ltd.	33,000	2,917,860

		6,811,864

Paper & Related Products — 1.1%
Domtar Corp.	18,300	1,564,833
International Paper Co.	26,100	1,217,565

		2,782,398

Physicians Practice Management — 0.0%
Envision Healthcare Holdings, Inc.†	3,900	115,518

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Real Estate Management/Services — 0.3%
CBRE Group, Inc., Class A†	4,900	$118,776
Jones Lang LaSalle, Inc.	5,800	566,776

		685,552

Retail - Apparel/Shoe — 1.3%
Ross Stores, Inc.	45,800	3,501,868

Retail - Building Products — 1.7%
Lowe's Cos., Inc.	92,500	4,391,900

Retail - Discount — 0.2%
Target Corp.	1,900	121,467
Wal-Mart Stores, Inc.	4,500	364,545

		486,012

Retail - Drug Store — 2.1%
CVS Caremark Corp.	80,600	5,396,976
Walgreen Co.	2,835	167,832

		5,564,808

Retail - Major Department Stores — 0.2%
Nordstrom, Inc.#	8,100	503,901

Retail - Regional Department Stores — 1.0%
Dillard's, Inc., Class A	9,400	860,100
Kohl's Corp.#	8,700	480,936
Macy's, Inc.	22,100	1,177,046

		2,518,082

Semiconductor Equipment — 1.0%
Applied Materials, Inc.	126,080	2,181,184
KLA-Tencor Corp.	100	6,387
Teradyne, Inc.†#	31,237	531,966

		2,719,537

Steel - Producers — 0.1%
Reliance Steel & Aluminum Co.	3,600	264,708

Telecom Equipment - Fiber Optics — 0.1%
Corning, Inc.	18,760	320,421

Tobacco — 0.1%
Philip Morris International, Inc.	1,950	166,803

Web Portals/ISP — 3.1%
AOL, Inc.†#	20,500	913,890
Google, Inc., Class A†	6,050	6,410,519
Yahoo!, Inc.†	21,400	791,372

		8,115,781

Wireless Equipment — 0.2%
Telefonaktiebolaget LM Ericsson ADR#	39,500	494,145

Security Description	Shares/ Principal Amount	Value (Note 2)

X-Ray Equipment — 0.0%
Hologic, Inc.†#	4,600	$102,994

Total Common Stocks
(cost $196,066,726)		260,736,633

CONVERTIBLE PREFERRED SECURITIES — 0.0%
Tools - Hand Held — 0.0%
Stanley Black & Decker, Inc. 6.25% due 11/17/2016 (cost $100,000)	1,000	102,000

Total Long-Term Investment Securities
(cost $196,166,726)		260,838,633

SHORT-TERM INVESTMENT SECURITIES — 7.2%
Registered Investment Companies — 6.3%
State Street Navigator Securities Lending Prime Portfolio(1) (cost $16,435,574)	16,435,574	16,435,574

REPURCHASE AGREEMENT — 0.9%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 11/29/2013, to be repurchased 12/02/2013 in the amount of $2,445,000 and collateralized by $2,750,000 of Federal Home Loan Mortgage Corp. bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $2,500,385 (cost $2,445,000)	$2,445,000	$2,445,000

TOTAL INVESTMENTS
(cost $215,047,300)(2)	106.2%	279,719,207
Liabilities in excess of other assets	(6.2)	(16,387,379)

NET ASSETS —	100.0%	$263,331,828

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	At November 30, 2013, the Fund had loaned securities with a total value of $17,275,654. This was secured by collateral of $16,435,574, which was received in cash and subsequently invested in short-term investments currently valued at $16,435,574 as reported in the portfolio of investments. Additional collateral of $1,230,889 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund's assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2013
Federal National Mtg. Assoc.	3.00% to 4.00%	10/25/2029 to 05/25/2042	$1,230,889

(2)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Diversified Banking Institutions	$25,606,414	$—	$—	$25,606,414
Medical - Drugs	20,932,717	—	—	20,932,717
Oil Companies - Integrated	14,591,392	—	—	14,591,392
Other Industries*	199,606,110	—	—	199,606,110
Convertible Preferred Securities	102,000	—	—	102,000

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Short-Term Investment Securities:
Registered Investment Companies	$16,435,574	$—	$—	$16,435,574
Repurchase Agreement	—	2,445,000	—	2,445,000

Total	$277,274,207	$2,445,000	$—	$279,719,207

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company I Dividend Value Fund

PORTFOLIO PROFILE — November 30, 2013 (unaudited)

Industry Allocation*

Medical — Drugs	9.2%
Tobacco	6.9
Oil Companies — Integrated	6.1
Aerospace/Defense	4.6
Banks — Super Regional	4.5
Telephone — Integrated	4.4
Food — Misc./Diversified	3.1
Diversified Banking Institutions	2.8
Commercial Services — Finance	2.8
Electric — Integrated	2.6
Diversified Manufacturing Operations	2.5
Applications Software	2.3
Computer Services	2.3
Retail — Restaurants	2.2
Cosmetics & Toiletries	2.1
Oil Refining & Marketing	1.9
Electronic Components — Semiconductors	1.8
Insurance — Property/Casualty	1.5
Cable/Satellite TV	1.5
Consumer Products — Misc.	1.5
Retail — Building Products	1.5
Chemicals — Diversified	1.4
Pipelines	1.4
Enterprise Software/Service	1.3
Retail — Office Supplies	1.3
Toys	1.2
Internet Security	1.2
Insurance — Life/Health	1.2
Networking Products	1.2
Non — Hazardous Waste Disposal	1.1
Data Processing/Management	1.1
Retail — Apparel/Shoe	1.1
Aerospace/Defense — Equipment	1.1
Oil Companies — Exploration & Production	1.0
Insurance — Multi-line	1.0
Diversified Minerals	1.0
Machinery — Farming	0.9
Finance — Credit Card	0.9
Paper & Related Products	0.8
Banks — Commercial	0.8
Beverages — Wine/Spirits	0.7
Instruments — Controls	0.7
Beverages — Non-alcoholic	0.7
Transport — Services	0.7
Apparel Manufacturers	0.7
Time Deposits	0.6
Repurchase Agreements	0.6
Transport — Rail	0.5
Publishing — Newspapers	0.5
Wireless Equipment	0.5
Real Estate Investment Trusts	0.5
Industrial Gases	0.4
Water	0.4
Auto/Truck Parts & Equipment — Original	0.4
Retail — Discount	0.4
Oil — Field Services	0.3
Multimedia	0.3
Gas — Distribution	0.3
Medical Labs & Testing Services	0.3
Retail — Computer Equipment	0.3
Industrial Automated/Robotic	0.2
Gold Mining	0.2
Telecom Services	0.2
Electric — Transmission	0.2
Metal — Copper	0.1

99.8%

*	Calculated as a percentage of net assets

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.6%
Aerospace/Defense — 4.6%
Lockheed Martin Corp.	59,085	$8,370,572
Northrop Grumman Corp.	44,675	5,033,979
Raytheon Co.	176,145	15,620,539

		29,025,090

Aerospace/Defense - Equipment — 1.1%
United Technologies Corp.	59,900	6,640,514

Apparel Manufacturers — 0.7%
VF Corp.	19,040	4,466,403

Applications Software — 2.3%
Microsoft Corp.	375,190	14,305,995

Auto/Truck Parts & Equipment - Original — 0.4%
Johnson Controls, Inc.	46,260	2,336,593

Banks - Commercial — 0.8%
M&T Bank Corp.	8,300	957,488
Toronto - Dominion Bank	42,350	3,858,990

		4,816,478

Banks - Super Regional — 4.5%
Fifth Third Bancorp	213,460	4,337,507
SunTrust Banks, Inc.	163,860	5,936,648
US Bancorp	152,380	5,976,343
Wells Fargo & Co.	280,745	12,358,395

		28,608,893

Beverages - Non-alcoholic — 0.7%
Coca-Cola Co.	113,025	4,542,475

Beverages - Wine/Spirits — 0.7%
Diageo PLC	146,615	4,670,001

Cable/Satellite TV — 1.5%
Comcast Corp., Special Class A	202,785	9,764,098

Chemicals - Diversified — 1.4%
Dow Chemical Co.	58,645	2,290,674
E.I. du Pont de Nemours & Co.	98,200	6,027,516
Olin Corp.	31,100	772,213

		9,090,403

Commercial Services - Finance — 2.8%
Automatic Data Processing, Inc.	121,094	9,689,942
H&R Block, Inc.	291,492	8,129,712

		17,819,654

Computer Services — 2.3%
Accenture PLC, Class A	107,345	8,316,017
International Business Machines Corp.	33,060	5,940,221

		14,256,238

Consumer Products - Misc. — 1.5%
Clorox Co.	64,701	6,028,192
Kimberly - Clark Corp.	32,210	3,516,044

		9,544,236

Cosmetics & Toiletries — 2.1%
Procter & Gamble Co.	157,286	13,246,627

Data Processing/Management — 1.1%
Paychex, Inc.	158,756	6,942,400

Diversified Banking Institutions — 2.8%
Citigroup, Inc.	93,160	4,930,027
JPMorgan Chase & Co.	225,665	12,912,551

		17,842,578

Security Description	Shares	Value (Note 2)

Diversified Manufacturing Operations — 2.5%
3M Co.	30,935	$4,130,132
General Electric Co.	444,165	11,841,439

		15,971,571

Diversified Minerals — 1.0%
BHP Billiton, Ltd.	177,100	6,032,760

Electric - Integrated — 2.6%
Dominion Resources, Inc.	61,110	3,966,650
Duke Energy Corp.	23,060	1,613,278
Edison International	32,040	1,480,568
NextEra Energy, Inc.	45,810	3,875,068
Northeast Utilities	35,805	1,470,869
Public Service Enterprise Group, Inc.	69,505	2,272,118
Wisconsin Energy Corp.	37,080	1,548,832

		16,227,383

Electric - Transmission — 0.2%
ITC Holdings Corp.	10,345	936,016

Electronic Components - Semiconductors — 1.8%
Intel Corp.	484,889	11,559,754

Enterprise Software/Service — 1.3%
CA, Inc.	252,523	8,333,259

Finance - Credit Card — 0.9%
American Express Co.	64,980	5,575,284

Food - Misc./Diversified — 3.1%
General Mills, Inc.	66,625	3,359,899
Kraft Foods Group, Inc.	189,441	10,063,106
Mondelez International, Inc., Class A	119,065	3,992,249
Unilever NV	55,295	2,170,882

		19,586,136

Gas - Distribution — 0.3%
Sempra Energy	21,795	1,927,550

Gold Mining — 0.2%
Newmont Mining Corp.	62,560	1,553,365

Industrial Automated/Robotic — 0.2%
Rockwell Automation, Inc.	13,680	1,553,774

Industrial Gases — 0.4%
Praxair, Inc.	21,855	2,759,412

Instruments - Controls — 0.7%
Honeywell International, Inc.	52,665	4,661,379

Insurance - Life/Health — 1.2%
Prudential Financial, Inc.	85,055	7,549,482

Insurance - Multi-line — 1.0%
ACE, Ltd.	42,395	4,357,358
MetLife, Inc.	34,220	1,785,942

		6,143,300

Insurance - Property/Casualty — 1.5%
Chubb Corp.	42,395	4,088,998
Travelers Cos., Inc.	62,830	5,701,194

		9,790,192

Internet Security — 1.2%
Symantec Corp.	349,137	7,852,091

Machinery - Farming — 0.9%
Deere & Co.	70,625	5,949,450

Medical Labs & Testing Services — 0.3%
Quest Diagnostics, Inc.	29,285	1,784,628

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Drugs — 9.2%
Abbott Laboratories	35,185	$1,343,715
AbbVie, Inc.	35,185	1,704,713
Bristol-Myers Squibb Co.	131,770	6,770,343
Eli Lilly & Co.	161,167	8,093,807
Johnson & Johnson	71,565	6,774,343
Merck & Co., Inc.	323,459	16,117,962
Pfizer, Inc.	557,789	17,698,645

		58,503,528

Metal - Copper — 0.1%
Southern Copper Corp.	35,535	891,929

Multimedia — 0.3%
Walt Disney Co.	30,245	2,133,482

Networking Products — 1.2%
Cisco Systems, Inc.	345,638	7,344,808

Non - Hazardous Waste Disposal — 1.1%
Waste Management, Inc.	156,055	7,128,592

Oil Companies - Exploration & Production — 1.0%
ConocoPhillips	30,170	2,196,376
Occidental Petroleum Corp.	42,050	3,993,068

		6,189,444

Oil Companies - Integrated — 6.1%
Chevron Corp.	162,302	19,872,257
Exxon Mobil Corp.	84,330	7,883,168
Marathon Oil Corp.	88,795	3,200,172
Phillips 66	19,460	1,354,610
Royal Dutch Shell PLC, Class A	28,650	960,396
Total SA ADR	95,065	5,734,321

		39,004,924

Oil Refining & Marketing — 1.9%
HollyFrontier Corp.	184,379	8,846,504
Marathon Petroleum Corp.	41,800	3,458,532

		12,305,036

Oil - Field Services — 0.3%
Schlumberger, Ltd.	24,335	2,151,701

Paper & Related Products — 0.8%
International Paper Co.	60,110	2,804,131
MeadWestvaco Corp.	68,960	2,421,186

		5,225,317

Pipelines — 1.4%
Enbridge, Inc.	114,660	4,718,754
Kinder Morgan, Inc.	71,940	2,556,748
Spectra Energy Corp.	50,250	1,685,887

		8,961,389

Publishing - Newspapers — 0.5%
Gannett Co., Inc.	123,190	3,333,521

Real Estate Investment Trusts — 0.5%
American Tower Corp.	18,160	1,412,303
Weyerhaeuser Co.	55,140	1,661,368

		3,073,671

Retail - Apparel/Shoe — 1.1%
Coach, Inc.	118,760	6,876,204

Retail - Building Products — 1.5%
Home Depot, Inc.	114,850	9,264,949

Retail - Computer Equipment — 0.3%
GameStop Corp., Class A	32,910	1,587,908

Security Description	Shares/ Principal Amount	Value (Note 2)

Retail - Discount — 0.4%
Wal - Mart Stores, Inc.	28,680	$2,323,367

Retail - Office Supplies — 1.3%
Staples, Inc.	510,295	7,924,881

Retail - Restaurants — 2.2%
McDonald’s Corp.	139,944	13,626,347

Telecom Services — 0.2%
BCE, Inc.	26,960	1,191,362

Telephone - Integrated — 4.4%
AT&T, Inc.	359,730	12,666,093
Verizon Communications, Inc.	305,489	15,158,364

		27,824,457

Tobacco — 6.9%
Altria Group, Inc.	274,606	10,154,930
Lorillard, Inc.	226,339	11,617,981
Philip Morris International, Inc.	165,865	14,188,092
Reynolds American, Inc.	157,809	7,961,464

		43,922,467

Toys — 1.2%
Mattel, Inc.	169,973	7,864,651

Transport - Rail — 0.5%
Union Pacific Corp.	21,195	3,434,438

Transport - Services — 0.7%
United Parcel Service, Inc., Class B	43,655	4,469,399

Water — 0.4%
American Water Works Co., Inc.	59,600	2,524,060

Wireless Equipment — 0.5%
Motorola Solutions, Inc.	47,200	3,109,536

Total Long-Term Investment Securities
(cost $501,020,370)		625,856,830

SHORT-TERM INVESTMENT SECURITIES — 0.6%
Time Deposits — 0.6%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/02/2013 (cost $3,823,000)	$3,823,000	3,823,000

REPURCHASE AGREEMENT — 0.6%
State Street Bank & Trust Co. Joint Repurchase Agreement(2) (cost $3,676,000)	3,676,000	3,676,000

TOTAL INVESTMENTS —
(cost $508,519,370)(1)	99.8%	633,355,830
Other assets less liabilities	0.2	1,300,886

NET ASSETS —	100.0%	$634,656,716

(1)	See Note 5 for cost of investments on a tax basis.
(2)	See Note 2 for details of Joint Repurchase Agreements.

ADR—American Depository Receipt

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Medical - Drugs	$58,503,528	$—	$—	$58,503,528
Oil Companies - Integrated	39,004,924	—	—	39,004,924
Tobacco	43,922,467	—	—	43,922,467
Other Industries*	484,425,911	—	—	484,425,911
Short-Term Investment Securities:
Time Deposits	—	3,823,000	—	3,823,000
Repurchase Agreement	—	3,676,000	—	3,676,000

Total	$625,856,830	$7,499,000	$—	$633,355,830

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $11,673,129 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company I Dynamic Allocation Fund

PORTFOLIO PROFILE — November 30, 2013 (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	49.8%
Domestic Fixed Income Investment Companies	18.6
International Equity Investment Companies	12.2
United States Treasury Bonds	7.4
United States Treasury Notes	7.0
Registered Investment Companies	3.0
International Fixed Income Investment Companies	0.8

98.8%

*	Calculated as a percentage of net assets

VALIC Company I Dynamic Allocation Fund@

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited)

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES# — 81.4%
Domestic Equity Investment Companies — 49.8%
VALIC Co. I Blue Chip Growth Fund	466,011	$7,950,145
VALIC Co. I Broad Cap Value Income Fund	506,132	7,480,630
VALIC Co. I Dividend Value Fund	344,515	4,433,905
VALIC Co. I Growth & Income Fund	275,376	4,571,238
VALIC Co. I Growth Fund	484,378	7,624,105
VALIC Co. I Large Cap Core Fund	311,438	4,515,849
VALIC Co. I Stock Index Fund	674,741	22,664,538
VALIC Co. I Value Fund	544,734	7,370,246
VALIC Co. II Capital Appreciation Fund	320,569	4,657,868
VALIC Co. II Large Cap Value Fund	281,158	4,515,404
VALIC Co. II Mid Cap Growth Fund	421,304	4,512,174
VALIC Co. II Mid Cap Value Fund	186,464	4,501,256
VALIC Co. II Small Cap Growth Fund	170,186	3,054,832
VALIC Co. II Small Cap Value Fund	169,544	3,014,512

Total Domestic Equity Investment Companies
(cost $79,776,775)		90,866,702

Domestic Fixed Income Investment Companies — 18.6%
VALIC Co. I Capital Conservation Fund	997,069	9,910,870
VALIC Co. I Government Securities Fund	655,990	7,058,451
VALIC Co. I Inflation Protected Fund	251,239	2,806,336
VALIC Co. II Core Bond Fund	910,377	9,895,800
VALIC Co. II High Yield Bond Fund	181,193	1,427,797
VALIC Co. II Strategic Bond Fund	245,744	2,840,801

Total Domestic Fixed Income Investment Companies
(cost $34,029,295)		33,940,055

International Equity Investment Companies — 12.2%
VALIC Co. I Emerging Economies Fund	542,938	4,479,235
VALIC Co. I Foreign Value Fund	402,880	4,500,174
VALIC Co. I Global Real Estate Fund	319,598	2,860,406
VALIC Co. I International Equities Fund	821,944	5,942,653
VALIC Co. I International Growth Fund	322,593	4,455,013

Total International Equity Investment Companies
(cost $20,494,245)		22,237,481

International Fixed Income Investment Companies — 0.8%
VALIC Co. I International Government Bond Fund (cost $1,422,154)	117,186	1,405,056

Total Affiliated Registered Investment Companies
(cost $135,722,469)		148,449,294

Security Description	Shares/ Principal Amount	Value (Note 2)

U.S. GOVERNMENT TREASURIES — 14.4%
United States Treasury Bonds — 7.4%
7.63% due 11/15/2022	$8,366,500	$11,849,708
7.88% due 02/15/2021	670,000	931,091
8.00% due 11/15/2021	490,000	695,532

		13,476,331

United States Treasury Notes — 7.0%
1.75% due 05/15/2023	3,550,000	3,270,161
2.00% due 11/15/2021	495,000	482,779
2.00% due 02/15/2022	475,000	460,750
2.00% due 02/15/2023	8,820,000	8,362,462
2.75% due 11/15/2023	265,000	265,083

		12,841,235

Total U.S. Government Treasuries
(cost $27,015,826)		26,317,566

Total Long-Term Investment Securities
(cost $162,738,295)		174,766,860

SHORT-TERM INVESTMENT SECURITIES — 3.0%
Registered Investment Companies — 3.0%
AllianceBernstein Government STIF Portfolio (cost $5,392,358)	5,392,358	5,392,358

TOTAL INVESTMENTS
(cost $168,130,653)(1)	98.8%	180,159,218
Other assets less liabilities	1.2	2,266,156

NET ASSETS	100.0%	$182,425,374

#	See Note 3
@	The Dynamic Allocation Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such funds’ prospectuses and shareholder reports are available at our website, www.valic.com.
(1)	See Note 5 for cost of investments on a tax basis.

STIF—Short Term Index Fund

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of November 30, 2013	Unrealized Appreciation (Depreciation)
568	Long	S&P 500 E-Mini Index	December 2013	$50,325,010	$51,236,440	$911,430

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$90,866,702	$—	$—	$90,866,702
Domestic Fixed Income Investment Companies	33,940,055	—	—	33,940,055
International Equity Investment Companies	22,237,481	—	—	22,237,481
International Fixed Income Investment Companies	1,405,056	—	—	1,405,056
U.S. Government Treasuries:
United State Treasury Bonds	—	13,476,331	—	13,476,331
United State Treasury Notes	—	12,841,235	—	12,841,235

VALIC Company I Dynamic Allocation Fund@

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Short-Term Investment Securities:
Registered Investment Companies	$5,392,358	$—	$—	$5,392,358
Other Financial Instruments:†
Open Futures Contracts - Appreciation	911,430	—	—	911,430

Total	$154,753,082	$26,317,566	$—	$181,070,648

†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company I Emerging Economies Fund

PORTFOLIO PROFILE — November 30, 2013 (unaudited)

Industry Allocation*

Banks — Commercial	19.2%
Auto — Cars/Light Trucks	6.9
Electronic Components — Semiconductors	6.8
Oil Companies — Integrated	6.2
Cellular Telecom	5.9
Semiconductor Components — Integrated Circuits	5.2
Oil Companies — Exploration & Production	4.2
Registered Investment Companies	3.2
Chemicals — Diversified	3.0
Diversified Financial Services	2.4
Casino Hotels	1.9
Insurance — Multi-line	1.9
Brewery	1.8
Metal — Diversified	1.7
Computer Services	1.6
Electronic Components — Misc.	1.5
Time Deposits	1.5
Food — Misc./Diversified	1.5
Internet Content — Entertainment	1.5
Food — Retail	1.4
Finance — Mortgage Loan/Banker	1.3
Tobacco	1.3
Computers — Periphery Equipment	1.2
Telecom Services	1.2
Diversified Operations	1.2
Insurance — Property/Casualty	1.1
Computers	1.1
Real Estate Operations & Development	1.0
Telephone — Integrated	1.0
Oil Refining & Marketing	0.9
Aerospace/Defense	0.9
Metal Processors & Fabrication	0.8
Metal — Iron	0.7
Rubber — Tires	0.7
Retail — Misc./Diversified	0.7
Applications Software	0.6
Public Thoroughfares	0.6
Auto/Truck Parts & Equipment — Original	0.5
Appliances	0.5
Athletic Footwear	0.5
Food — Flour & Grain	0.5
Investment Management/Advisor Services	0.4
Audio/Video Products	0.4
Petrochemicals	0.4
Research & Development	0.4
Airlines	0.4
Steel — Producers	0.4
Schools	0.3
Television	0.3
Gold Mining	0.3
Food — Meat Products	0.3
Engines — Internal Combustion	0.3
Metal Products — Distribution	0.3
Finance — Commercial	0.3
Banks — Super Regional	0.3
Airport Development/Maintenance	0.2
Building — Residential/Commercial	0.2
Coal	0.2
Retail — Apparel/Shoe	0.2
Wireless Equipment	0.2
Food — Wholesale/Distribution	0.2
Building — Heavy Construction	0.1
Footwear & Related Apparel	0.1
Building Products — Cement	0.1

103.9%

*	Calculated as a percentage of net assets

Country Allocation*

South Korea	17.0%
China	12.8
Taiwan	12.1
Brazil	11.8
Russia	8.3
India	7.3
Hong Kong	6.7
South Africa	5.0
Poland	3.7
Cayman Islands	3.3
Unknown	3.2
Turkey	3.0
United States	1.8
Mexico	1.7
Indonesia	1.3
Bermuda	1.2
Thailand	1.0
Hungary	0.9
Ireland	0.7
United Kingdom	0.4
Qatar	0.4
United Arab Emirates	0.3

103.9%

*	Calculated as a percentage of net assets

VALIC Company I Emerging Economies Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 96.0%
Bermuda — 1.2%
Shenzhen International Holdings, Ltd.	14,155,000	$1,771,052
Skyworth Digital Holdings, Ltd.#	4,548,000	2,722,001
VimpelCom, Ltd. ADR	259,250	3,183,590

		7,676,643

Brazil — 8.6%
AMBEV SA ADR#	1,584,750	11,980,710
Arteris SA	234,410	1,966,712
Banco do Brasil SA	657,550	7,239,496
Companhia Brasileira de Distribuicao Grupo Pao de Acuca ADR#	119,920	5,645,834
Embraer SA	772,380	5,997,591
Even Construtora e Incorporadora SA	402,850	1,417,502
Ez Tec Empreendimentos e Participacoes SA	140,810	1,865,532
Grendene SA	131,350	1,028,377
JBS SA	550,120	1,978,087
Kroton Educacional SA	138,450	2,343,948
M. Dias Branco SA	66,750	3,062,768
Porto Seguro SA	190,840	2,412,356
Telefonica Brasil SA ADR#	329,110	6,404,481
Tim Participacoes SA	627,030	3,097,438

		56,440,832

Cayman Islands — 3.3%
ANTA Sports Products, Ltd.#	896,000	1,266,684
China Shanshui Cement Group, Ltd.	2,275,000	906,755
Dongyue Group, Ltd.#	3,761,000	1,804,663
Geely Automobile Holdings, Ltd.#	4,345,000	2,241,814
Giant Interactive Group, Inc. ADR	263,930	2,963,934
Lee & Man Paper Manufacturing, Ltd.	269,000	198,125
NetEase, Inc. ADR	74,130	5,323,275
Perfect World Co., Ltd. ADR	55,430	1,051,507
TPK Holding Co., Ltd.	365,000	2,041,208
Truly International Holdings, Ltd.#	2,624,000	1,540,015
WuXi PharmaTech Cayman, Inc. ADR†#	74,470	2,467,191

		21,805,171

China — 12.8%
Bank of China, Ltd., Class H	28,200,000	13,640,497
China Construction Bank Corp.	20,336,000	16,473,087
China Merchants Bank Co., Ltd., Class H#	2,578,419	5,507,616
China Petroleum & Chemical Corp., Class H	12,334,999	10,596,518
Dongfeng Motor Group Co., Ltd.	2,232,000	3,546,947
Great Wall Motor Co., Ltd., Class H#	1,113,000	6,797,747
Guangzhou R&F Properties Co., Ltd.#	1,708,000	2,753,897
Industrial & Commercial Bank of China, Ltd.#	21,451,000	15,411,771
Ping An Insurance Group Co. of China, Ltd.#	1,050,000	9,785,364

		84,513,444

Hong Kong — 6.7%
China Mobile, Ltd.	1,552,000	16,715,833
China Mobile, Ltd. ADR	18,500	1,003,440
CNOOC, Ltd.	6,126,000	12,563,885
Lenovo Group, Ltd.#	4,626,000	5,483,665
Shougang Fushan Resources Group, Ltd.#	4,004,000	1,409,959
SJM Holdings, Ltd.#	2,236,000	7,181,596

		44,358,378

Hungary — 0.9%
OTP Bank PLC	289,050	5,847,456

India — 7.3%
Cairn India, Ltd.	380,940	1,969,623
Canara Bank	259,250	1,033,432
HCL Technologies, Ltd.	222,140	3,843,637

Security Description	Shares	Value (Note 2)

India (continued)
Housing Development Finance Corp.	651,933	$8,606,893
Infosys, Ltd. ADR	190,760	10,304,855
Oil & Natural Gas Corp., Ltd.	1,474,110	7,056,809
Oil India, Ltd.	189,730	1,467,075
Punjab National Bank, Ltd.	157,810	1,391,602
Rural Electrification Corp., Ltd.	485,060	1,767,842
State Bank of India	83,660	2,441,991
Tata Motors, Ltd. ADR	251,030	8,150,944

		48,034,703

Indonesia — 1.3%
Alam Sutera Realty Tbk PT	26,065,500	1,034,994
Bank Rakyat Indonesia Persero Tbk PT	5,110,500	3,182,714
Telekomunikasi Indonesia Persero Tbk PT	24,173,500	4,395,182

		8,612,890

Ireland — 0.7%
Dragon Oil PLC	477,890	4,450,778

Mexico — 1.7%
Compartamos SAB de CV#	1,728,230	3,267,629
Grupo Financiero Banorte SAB de CV, Class O#	1,193,240	8,147,646

		11,415,275

Poland — 3.7%
Eurocash SA	65,480	1,063,794
KGHM Polska Miedz SA	133,301	5,101,781
Polskie Gornictwo Naftowe I Gazownictwo SA	975,240	1,811,894
Powszechna Kasa Oszczednosci Bank Polski SA#	645,816	8,586,813
Powszechny Zaklad Ubezpieczen SA	50,010	7,594,656

		24,158,938

Qatar — 0.4%
Industries Qatar QSC	54,940	2,538,118

Russia — 8.3%
Lukoil OAO ADR	185,160	11,520,655
Magnit OJSC	12,580	3,476,470
MMC Norilsk Nickel OJSC ADR	398,063	6,002,790
Mobile Telesystems OJSC	6,750	63,750
Mobile Telesystems OJSC ADR	378,620	7,981,310
Rosneft OAO GDR	969,800	6,963,164
Sberbank of Russia ADR	975,351	12,152,873
Tatneft OAO ADR (LSE)	111,966	4,165,135
Tatneft OAO ADR (OTC)	67,710	2,518,812

		54,844,959

South Africa — 5.0%
AVI, Ltd.	296,070	1,672,922
Clicks Group, Ltd.	305,210	1,928,618
FirstRand, Ltd.	1,456,960	4,828,920
Imperial Holdings, Ltd.	279,320	5,781,631
MTN Group, Ltd.	316,610	6,154,047
Sasol, Ltd.	201,250	9,945,116
Tiger Brands, Ltd.	96,644	2,693,356

		33,004,610

South Korea — 17.0%
BS Financial Group, Inc.	167,770	2,584,003
Grand Korea Leisure Co., Ltd.	94,200	3,582,680
GS Home Shopping, Inc.	9,860	2,632,936
Halla Visteon Climate Control Corp.	88,590	3,206,082
Hankook Tire Co., Ltd.	55,860	3,298,923
Hyosung Corp.	27,150	1,849,679
Hyundai Motor Co.	54,191	12,903,838
Kangwon Land, Inc.	64,020	2,008,376
Kia Motors Corp.	154,190	8,800,034

VALIC Company I Emerging Economies Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
South Korea (continued)
KT&G Corp.	111,772	$8,290,751
Partron Co., Ltd.#	78,590	1,195,596
Samsung Electronics Co., Ltd.	26,298	37,124,834
SK Holdings Co., Ltd.	35,550	6,281,631
SK Hynix, Inc.†	233,480	7,809,876
SK Telecom Co., Ltd.	19,630	4,191,987
Woori Finance Holdings Co., Ltd.	530,990	6,346,994

		112,108,220

Taiwan — 12.1%
Advanced Semiconductor Engineering, Inc.	6,702,000	6,658,066
Catcher Technology Co., Ltd.	859,000	5,224,708
Chicony Electronics Co., Ltd.	1,197,616	2,994,647
Chipbond Technology Corp.	1,407,000	2,942,938
Fubon Financial Holding Co., Ltd.	4,785,000	6,839,410
Grand Pacific Petrochemical	1,661,000	1,299,323
Hon Hai Precision Industry Co., Ltd.	1,655,770	4,364,062
Hon Hai Precision Industry Co., Ltd. GDR	427,430	2,235,459
Huaku Development Co., Ltd.	712,000	2,208,610
Inventec Corp.	2,345,000	1,973,052
Kenda Rubber Industrial Co., Ltd.	747,362	1,618,771
Lite-On Technology Corp.	2,868,191	4,656,909
Pou Chen Corp.	2,426,000	3,156,079
Realtek Semiconductor Corp.	1,229,441	2,978,675
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,156,880	20,511,482
Teco Electric and Machinery Co., Ltd.	1,729,000	1,898,780
Uni-President Enterprises Corp.	3,894,840	6,948,961
Vanguard International Semiconductor Corp.	1,075,000	1,262,291

		79,772,223

Thailand — 1.0%
PTT Global Chemical PCL	2,691,500	6,391,370

Turkey — 3.0%
Arcelik AS	473,035	3,186,210
Eregli Demir ve Celik Fabrikalari TAS	1,796,280	2,384,246
Ford Otomotiv Sanayi AS	127,210	1,638,086
Koza Altin Isletmeleri AS	134,850	2,157,226
TAV Havalimanlari Holding AS	194,510	1,449,842
Tofas Turk Otomobil Fabrikasi AS	320,410	2,102,636
Turk Hava Yollari	656,894	2,433,543
Turkiye Is Bankasi, Class C	1,799,770	4,635,136

		19,986,925

United Arab Emirates — 0.3%
First Gulf Bank PJSC	393,160	1,819,690

United Kingdom — 0.4%
Old Mutual PLC	884,950	2,880,143

Security Description	Shares/ Principal Amount	Value (Note 2)

United States — 0.3%
CTC Media, Inc.	175,500	$2,220,075

Total Common Stocks
(cost $582,001,551)		632,880,841

PREFERRED SECURITIES — 3.2%
Brazil — 3.2%
Banco do Estado do Rio Grande do Sul SA, Class B	292,900	1,705,167
Itau Unibanco Holding SA ADR	842,484	11,853,750
Petroleo Brasileiro SA ADR#	170,140	2,814,115
Vale SA ADR	351,960	4,937,999

Total Preferred Securities
(cost $25,757,630)		21,311,031

Total Long-Term Investment Securities
(cost $607,759,181)		654,191,872

SHORT-TERM INVESTMENT SECURITIES — 4.7%
Registered Investment Companies — 3.2%
State Street Navigator Securities Lending Prime Portfolio(1)	21,285,185	21,285,185

Time Deposit — 1.5%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/02/2013	$9,917,000	9,917,000

Total Short-Term Investment Securities
(cost $31,202,185)		31,202,185

TOTAL INVESTMENTS —
(cost $638,961,366)(2)	103.9%	685,394,057
Liabilities in excess of other assets	(3.9)	(25,827,269)

NET ASSETS —	100.0%	$659,566,788

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	At November 30, 2013, the Fund had loaned securities with a total value of $22,374,748. This was secured by $21,285,185, which was received in cash and subsequently invested in short-term investments currently valued at $21,285,185 as reported in the portfolio of investments. Additional collateral of $2,297,411 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2013
United States Treasury Notes/Bonds	0.13% to 2.75%	04/30/2015 to 05/15/2022	$2,297,411

(2)	See Note 2 for cost of investments on a tax basis.

ADR—American Depository Receipt

GDR—Global Depository Receipt

LSE—London Stock Exchange

OTC—Over the Counter US

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Brazil	$56,440,832	$—	$—	$56,440,832
China	84,513,444	—	—	84,513,444
Hong Kong	44,358,378	—	—	44,358,378
India	48,034,703	—	—	48,034,703
Russia	54,844,959	—	—	54,844,959
South Africa	33,004,610	—	—	33,004,610
South Korea	112,108,220	—	—	112,108,220

VALIC Company I Emerging Economies Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Taiwan	$79,772,223	$—	$—	$79,772,223
Other Countries*	119,803,472	—	—	119,803,472
Preferred Securities	21,311,031	—	—	21,311,031
Short-Term Investment Securities:
Registered Investment Companies	21,285,185	—	—	21,285,185
Time Deposits	—	9,917,000	—	9,917,000

Total	$675,477,057	$9,917,000	$—	$685,394,057

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $365,004,354 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company I Foreign Value Fund

PORTFOLIO PROFILE — November 30, 2013 (unaudited)

Industry Allocation*

Diversified Banking Institutions	10.0%
Oil Companies — Integrated	9.4
Medical — Drugs	8.1
Insurance — Life/Health	5.7
Registered Investment Companies	5.3
Food — Retail	4.4
Diversified Financial Services	4.2
Insurance — Multi-line	4.1
Telecom Services	3.0
Oil — Field Services	2.6
Electronic Components — Semiconductors	2.4
Telephone — Integrated	2.2
Oil & Gas Drilling	2.1
Auto — Cars/Light Trucks	1.8
Cellular Telecom	1.8
Import/Export	1.7
Time Deposits	1.7
Chemicals — Diversified	1.6
Steel — Producers	1.5
Diversified Manufacturing Operations	1.5
Investment Management/Advisor Services	1.4
Aerospace/Defense	1.3
Insurance — Reinsurance	1.2
Electronic Components — Misc.	1.2
Toys	1.2
Coal	1.1
Distribution/Wholesale	1.1
Chemicals — Other	1.1
Oil Companies — Exploration & Production	1.1
Retail — Building Products	1.0
Auto/Truck Parts & Equipment — Original	1.0
Retail — Major Department Stores	1.0
Finance — Investment Banker/Broker	1.0
Airlines	0.9
Building Products — Cement	0.9
Containers — Metal/Glass	0.9
Machinery — General Industrial	0.9
Internet Security	0.8
Chemicals — Specialty	0.8
Building & Construction — Misc.	0.8
Metal — Diversified	0.7
Banks — Commercial	0.7
Rubber — Tires	0.7
Entertainment Software	0.7
Retail — Drug Store	0.6
Wireless Equipment	0.6
Medical — Generic Drugs	0.5
Computers	0.5
Medical Products	0.5
Building & Construction Products — Misc.	0.4
Medical Instruments	0.4
Medical — Biomedical/Gene	0.4
Energy — Alternate Sources	0.4
Metal — Iron	0.3
Food — Misc./Diversified	0.3
Metal Products — Distribution	0.3
E — Commerce/Products	0.3
Photo Equipment & Supplies	0.3
Rubber/Plastic Products	0.2
Electric — Integrated	0.1
Electric — Transmission	0.1
Apparel Manufacturers	0.1

104.9%

Country Allocation*

United Kingdom	19.9%
France	15.0
South Korea	10.4
United States	8.3
Switzerland	8.2
Netherlands	7.4
Japan	6.5
Canada	5.7
Germany	5.0
China	3.3
Italy	3.0
Norway	2.6
Cayman Islands	1.5
Spain	1.5
Sweden	1.0
Ireland	0.9
Brazil	0.8
Hong Kong	0.8
Bermuda	0.7
Singapore	0.7
India	0.6
Israel	0.5
Taiwan	0.5
Australia	0.1

104.9%

*	Calculated as a percentage of net assets

VALIC Company I Foreign Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.2%
Australia — 0.1%
Billabong International, Ltd.†#	1,777,803	$526,392

Bermuda — 0.7%
Digital China Holdings, Ltd.	3,535,200	4,126,790
First Pacific Co., Ltd.#	2,621,250	2,999,037
Noble Group, Ltd.#	385,000	338,971

		7,464,798

Brazil — 0.1%
Centrais Eletricas Brasileiras SA	480,700	1,218,160
Centrais Eletricas Brasileiras SA ADR	7,500	19,200

		1,237,360

Canada — 5.7%
AGF Management, Ltd., Class B#	199,700	2,698,140
Ensign Energy Services, Inc.	718,600	10,980,960
HudBay Minerals, Inc.	1,031,800	7,431,758
Suncor Energy, Inc.#	376,900	12,924,111
Talisman Energy, Inc.	914,240	10,699,561
Trican Well Service, Ltd.#	1,059,900	12,573,901

		57,308,431

Cayman Islands — 1.5%
Kingboard Chemical Holdings, Ltd.	4,044,500	10,929,460
Trina Solar, Ltd. ADR†#	262,294	3,672,116
Value Partners Group, Ltd.#	474,000	314,261

		14,915,837

China — 3.3%
China Life Insurance Co., Ltd.	961,000	3,105,138
China Shenhua Energy Co., Ltd.	3,231,000	10,960,807
China Telecom Corp., Ltd.	17,883,823	9,665,497
Shanghai Electric Group Co., Ltd.#	7,680,000	2,773,761
Shanghai Pharmaceuticals Holding Co., Ltd.	2,801,900	6,541,556

		33,046,759

France — 15.0%
Alstom SA	153,170	5,623,401
AXA SA	811,362	21,256,607
BNP Paribas SA	420,550	31,565,274
Carrefour SA	195,490	7,690,999
Cie de St-Gobain	77,110	4,100,069
Cie Generale des Etablissements Michelin	65,370	7,099,971
Ipsen SA	88,550	4,168,228
Orange SA#	544,415	7,111,136
Sanofi	192,090	20,312,680
Societe Generale SA	206,673	11,886,198
Total SA	312,900	18,956,204
Vivendi SA	417,982	10,615,555

		150,386,322

Germany — 5.0%
Commerzbank AG†	273,600	4,066,240
Deutsche Lufthansa AG†	431,830	9,377,457
Gerresheimer AG	41,380	2,791,905
Kloeckner & Co. SE†	211,880	2,958,985
Metro AG#	173,577	8,698,823
Muenchener Rueckversicherungs AG	35,060	7,668,271
Siemens AG	112,625	14,871,703

		50,433,384

Hong Kong — 0.8%
China Mobile, Ltd.#	701,500	7,555,513

India — 0.6%
ICICI Bank, Ltd.	178,323	3,053,378
Jain Irrigation Systems, Ltd.	1,609,577	1,833,924

Security Description	Shares	Value (Note 2)

India (continued)
LIC Housing Finance, Ltd.	112,000	$373,513
Power Grid Corp. of India, Ltd.	616,627	936,436

		6,197,251

Ireland — 0.9%
CRH PLC	352,760	8,942,329

Israel — 0.5%
Teva Pharmaceutical Industries, Ltd. ADR	126,438	5,153,613

Italy — 3.0%
Eni SpA	417,392	10,042,049
UniCredit SpA	2,772,333	20,111,585

		30,153,634

Japan — 6.5%
Capcom Co., Ltd.#	345,540	6,679,709
ITOCHU Corp.	1,386,200	17,485,676
Namco Bandai Holdings, Inc.	571,400	11,609,308
Nikon Corp.	137,300	2,603,238
Nissan Motor Co., Ltd.	671,000	6,131,862
Toyota Motor Corp.	196,200	12,221,196
Trend Micro, Inc.#	208,100	8,147,240

		64,878,229

Netherlands — 7.4%
Aegon NV	2,326,133	20,663,578
Akzo Nobel NV	208,310	15,686,088
Fugro NV CVA	26,600	1,617,632
ING Groep NV CVA†	2,403,274	31,205,415
Koninklijke Philips NV	145,330	5,201,314

		74,374,027

Norway — 2.6%
Statoil ASA	746,520	16,851,110
Telenor ASA	394,298	9,472,798

		26,323,908

Singapore — 0.7%
Flextronics International, Ltd.†	906,210	6,869,072

South Korea — 10.4%
Daum Communications Corp.	34,301	2,751,729
Hana Financial Group, Inc.	519,450	19,486,124
Hyundai Mobis	35,754	10,371,802
KB Financial Group, Inc.	622,023	23,333,944
KIWOOM Securities Co., Ltd.	89,050	4,602,698
Korea Investment Holdings Co., Ltd.	129,250	4,964,578
POSCO	48,515	15,013,382
Samsung Electronics Co., Ltd.	17,089	24,124,507

		104,648,764

Spain — 1.5%
Telefonica SA	891,361	14,664,168
Telefonica SA ADR	859	14,113

		14,678,281

Sweden — 1.0%
Getinge AB, Class B	126,014	3,940,310
Telefonaktiebolaget LM Ericsson, Class B	474,860	5,917,597

		9,857,907

Switzerland — 8.2%
Basilea Pharmaceutica	33,210	3,868,913
Credit Suisse Group AG	825,245	24,562,976
GAM Holding AG	186,050	3,417,433
Lonza Group AG	86,480	8,056,965

VALIC Company I Foreign Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Switzerland (continued)
Nobel Biocare Holding AG#	333,754	$4,915,457
Novartis AG	166,100	13,129,312
Roche Holding AG	72,540	20,222,691
Swiss Re AG	53,270	4,739,617

		82,913,364

Taiwan — 0.5%
Compal Electronics, Inc.	6,663,528	5,032,434

United Kingdom — 19.9%
Aviva PLC	3,242,598	22,785,038
BAE Systems PLC	1,818,520	12,721,794
BP PLC#	2,091,682	16,502,071
BP PLC ADR	180	8,462
Carillion PLC#	1,538,340	7,586,601
GlaxoSmithKline PLC	907,881	24,051,235
HSBC Holdings PLC†	276,650	3,087,785
Kingfisher PLC	1,688,095	10,386,398
Lloyds Banking Group PLC†	7,356,990	9,320,450
Man Group PLC	5,614,260	8,151,019
Marks & Spencer Group PLC	1,280,880	10,210,174
Noble Corp. PLC#	261,360	9,963,043
Rexam PLC	734,643	6,007,510
Royal Dutch Shell PLC, Class A#	167,235	5,594,523
Royal Dutch Shell PLC, Class B	268,205	9,414,314
SIG PLC	1,935,564	6,808,316
Tesco PLC	4,675,850	26,630,122
Vodafone Group PLC	2,846,087	10,565,425

		199,794,280

United States — 1.3%
Baker Hughes, Inc.#	212,450	12,101,152

Total Common Stocks
(cost $805,336,330)		974,793,041

Security Description	Shares/ Principal Amount	Value (Note 2)

PREFERRED SECURITIES — 0.7%
Brazil — 0.7%
Petroleo Brasileiro SA ADR#	220,901	$3,653,702
Vale SA ADR	240,654	3,376,376

Total Preferred Securities
(cost $7,949,546)		7,030,078

Total Long-Term Investment Securities
(cost $813,285,876)		981,823,119

SHORT-TERM INVESTMENT SECURITIES — 7.0%
Registered Investment Companies — 5.3%
State Street Navigator Securities Lending Prime Portfolio(2)	53,941,750	53,941,750

Time Deposits — 1.7%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/02/2013	$17,009,000	17,009,000

Total Short-Term Investment Securities
(cost $70,950,750)		70,950,750

TOTAL INVESTMENTS
(cost $884,236,626)(1)	104.9%	1,052,773,869
Liabilities in excess of other assets	(4.9)	(49,647,713)

NET ASSETS —	100.0%	$1,003,126,156

#	The security or a portion thereof is out on loan (see Note 2)
†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.
(2)	At November 30, 2013, the Fund had loaned securities with a total value of $51,537,330. This was secured by collateral of $53,941,750, which was received in cash and subsequently invested in short-term investments currently valued at $53,941,750 as reported in the portfolio of investments.

ADR—American Depository Receipt

CVA—Certification Van Aandelen (Dutch Cert.)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Canada	$57,308,431	$—	$—	$57,308,431
France	150,386,322	—	—	150,386,322
Germany	50,433,384	—	—	50,433,384
Japan	64,878,229	—	—	64,878,229
Netherlands	74,374,027	—	—	74,374,027
South Korea	104,648,764	—	—	104,648,764
Switzerland	82,913,364	—	—	82,913,364
United Kingdom	199,794,280	—	—	199,794,280
Other Countries*	190,056,240	—	—	190,056,240
Preferred Securities	7,030,078	—	—	7,030,078

VALIC Company I Foreign Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Short-Term Investment Securities:
Registered Investment Companies	$53,941,750	$—	$—	$53,941,750
Time Deposits	—	17,009,000	—	17,009,000

Total	$1,035,764,869	$17,009,000	$—	$1,052,773,869

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $813,385,592 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional material transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company I Global Real Estate Fund

PORTFOLIO PROFILE — November 30, 2013 (unaudited)

Industry Allocation*

Real Estate Investment Trusts	72.1%
Real Estate Operations & Development	15.0
Real Estate Management/Services	9.2
Brewery	1.0
Registered Investment Companies	1.0
Time Deposits	0.8
Retirement/Aged Care	0.5
Transport — Services	0.1

99.7%

Country Allocation*

United States	40.7%
Japan	16.4
United Kingdom	7.7
Australia	7.6
Hong Kong	6.3
France	4.9
Canada	4.6
Singapore	3.2
Bermuda	1.9
Germany	1.3
Cayman Islands	1.3
Switzerland	1.1
Sweden	0.9
Malaysia	0.7
Netherlands	0.6
Finland	0.5

99.7%

*	Calculated as a percentage of net assets

VALIC Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.9%
Australia — 7.6%
BGP Holdings PLC†(1)(2)	479,213	$0
CFS Retail Property Trust Group	839,613	1,568,105
Charter Hall Group	203,450	695,074
GPT Group	1,504,708	4,907,692
Mirvac Group	4,132,324	6,400,079
Stockland	1,224,500	4,294,984
Westfield Group	593,996	5,628,063
Westfield Retail Trust	1,752,314	4,869,157

		28,363,154

Bermuda — 1.9%
Guangdong Land Holdings, Ltd.	10,796,000	2,464,825
Kerry Properties, Ltd.	1,181,000	4,661,451

		7,126,276

Canada — 4.6%
Allied Properties Real Estate Investment Trust	57,376	1,760,013
Boardwalk Real Estate Investment Trust	22,500	1,253,060
Brookfield Office Properties, Inc.	117,100	2,270,115
Calloway Real Estate Investment Trust	82,400	1,952,743
Canadian Apartment Properties REIT	42,397	818,321
Canadian Real Estate Investment Trust	30,000	1,200,734
Dundee Real Estate Investment Trust	74,298	1,958,708
H&R Real Estate Investment Trust	112,800	2,261,098
RioCan Real Estate Investment Trust	153,900	3,570,376

		17,045,168

Cayman Islands — 1.3%
Shimao Property Holdings, Ltd.	1,913,500	4,793,222

Finland — 0.5%
Citycon OYJ	482,540	1,724,045

France — 4.9%
Klepierre	117,532	5,455,829
Unibail-Rodamco SE (Euronext Paris)	4,592	1,200,548
Unibail-Rodamco SE (Euronext Amsterdam)	43,945	11,489,127

		18,145,504

Germany — 1.3%
Deutsche Wohnen AG	241,492	4,853,749

Hong Kong — 6.3%
Henderson Land Development Co., Ltd.	447,800	2,613,680
Kerry Logistics Network, Ltd.†(2)	590,500	502,706
Link REIT	1,642,850	8,041,916
Sun Hung Kai Properties, Ltd.	954,504	12,250,411

		23,408,713

Japan — 16.4%
Advance Residence Investment Corp.	1,553	3,367,550
Mitsubishi Estate Co., Ltd.	730,000	20,269,661
Mitsui Fudosan Co., Ltd.	405,000	13,740,542
Nippon Building Fund, Inc.	254	2,985,756
Nippon Prologis REIT, Inc.	136	1,314,523
Nomura Real Estate Office Fund, Inc.	1,158	5,488,982
Orix JREIT, Inc.	4,096	5,106,753
Sapporo Holdings, Ltd.	837,000	3,808,074
Tokyu Fudosan Holdings Corp.†	548,500	5,023,119

		61,104,960

Malaysia — 0.7%
UEM Land Holdings, Bhd	3,810,900	2,719,538

Netherlands — 0.6%
Corio NV	51,039	2,213,220

Security Description	Shares	Value (Note 2)

Singapore — 3.2%
Cache Logistics Trust	5,103,000	$4,614,880
Fortune Real Estate Investment Trust	3,335,000	2,766,028
Keppel REIT	4,818,000	4,549,086

		11,929,994

Sweden — 0.9%
Fabege AB	150,579	1,734,080
Hufvudstaden AB	130,571	1,692,869

		3,426,949

Switzerland — 1.1%
PSP Swiss Property AG†	45,326	3,887,800

United Kingdom — 7.7%
Big Yellow Group PLC	269,072	2,108,718
British Land Co. PLC	735,677	7,357,396
Capital & Counties Properties PLC	536,098	2,900,967
Derwent London PLC	72,719	2,884,012
Great Portland Estates PLC	287,270	2,736,585
Hammerson PLC	628,830	5,254,420
Helical Bar PLC	171,191	931,683
Land Securities Group PLC	162,720	2,538,222
Unite Group PLC	277,603	1,807,072

		28,519,075

United States — 38.9%
Acadia Realty Trust	37,361	970,265
American Tower Corp.	110,397	8,585,575
AvalonBay Communities, Inc.	67,480	8,000,429
Boston Properties, Inc.	70,305	6,994,644
Brixmor Property Group, Inc.†	58,100	1,172,458
Brookdale Senior Living, Inc.†	58,332	1,700,961
Cousins Properties, Inc.	123,600	1,323,756
CubeSmart	133,200	2,160,504
DDR Corp.	449,815	7,192,542
EastGroup Properties, Inc.	22,700	1,375,393
Empire State Realty Trust, Inc.†	91,400	1,320,730
Essex Property Trust, Inc.	36,989	5,615,300
Federal Realty Investment Trust	25,400	2,629,408
General Growth Properties, Inc.	209,994	4,357,375
Health Care REIT, Inc.	121,157	6,783,580
Healthcare Realty Trust, Inc.	94,215	2,084,978
Healthcare Trust of America, Inc., Class A	240,676	2,442,861
Host Hotels & Resorts, Inc.	316,083	5,819,088
Hudson Pacific Properties, Inc.	92,951	1,927,804
LaSalle Hotel Properties	80,100	2,508,732
Macerich Co.	59,283	3,375,574
Mid-America Apartment Communities, Inc.	63,000	3,795,120
National Health Investors, Inc.	20,000	1,177,400
National Retail Properties, Inc.	77,479	2,459,958
Pebblebrook Hotel Trust	26,221	795,283
Piedmont Office Realty Trust, Inc.	197,900	3,241,602
Prologis, Inc.	203,815	7,730,703
Public Storage	41,600	6,352,320
Rayonier, Inc.	31,790	1,402,257
Retail Opportunity Investments Corp.	131,412	1,914,673
RLJ Lodging Trust	80,500	1,943,270
Senior Housing Properties Trust	72,781	1,648,490
Simon Property Group, Inc.	91,103	13,651,785
SL Green Realty Corp.	79,298	7,174,090
UDR, Inc.	204,706	4,763,509
Ventas, Inc.	20,104	1,142,510
Weyerhaeuser Co.	235,390	7,092,301

		144,627,228

Total Long-Term Investment Securities
(cost $335,522,471)		363,888,595

VALIC Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 1.8%
Registered Investment Companies — 1.0%
SSgA U.S. Government Money Market Fund	3,555,683	$3,555,683

Time Deposits — 0.8%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/02/2013	$3,004,000	3,004,000

Total Short-Term Investment Securities
(cost $6,559,683)		6,559,683

TOTAL INVESTMENTS —
(cost $342,082,154)(3)	99.7%	370,448,278
Other assets less liabilities	0.3	1,299,727

NET ASSETS —	100.0%	$371,748,005

†	Non-income producing security
(1)	Illiquid security. At November 30, 2013, the aggregate value of these securities was $0 representing 0.0% of net assets.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(3)	See Note 5 for cost of investments on a tax basis.

Euronext Amsterdam—Euronext Stock Exchange, Amsterdam

Euronext Paris—Euronext Stock Exchange, Paris

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Australia	$28,363,154	$—	$0	$28,363,154
Hong Kong	22,905,467	—	502,706	23,408,173
Japan	61,104,960	—	—	61,104,960
United Kingdom	28,519,075	—	—	28,519,075
United States	144,627,228	—	—	144,627,228
Other Countries*	77,866,005	—	—	77,866,005
Short-Term Investment Securities:
Registered Investment Companies	3,555,683	—	—	3,555,683
Time Deposits	—	3,004,000	—	3,004,000

Total	$366,941,572	$3,004,000	$502,706	$370,448,278

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $174,141,824 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

VALIC Company I Global Social Awareness Fund

PORTFOLIO PROFILE — November 30, 2013 (unaudited)

Industry Allocation*

Medical — Drugs	6.3%
Diversified Banking Institutions	6.3
Banks — Commercial	4.4
Insurance — Multi-line	3.0
Medical — HMO	2.9
Computers	2.8
Banks — Super Regional	2.8
Oil Companies — Exploration & Production	2.6
Telephone — Integrated	2.5
Multimedia	2.5
Beverages — Non-alcoholic	2.4
Cable/Satellite TV	2.1
Registered Investment Companies	2.1
Food — Misc./Diversified	2.0
Transport — Rail	1.9
Insurance — Property/Casualty	1.7
Auto — Cars/Light Trucks	1.7
Oil — Field Services	1.6
Web Portals/ISP	1.6
Insurance — Life/Health	1.5
Retail — Apparel/Shoe	1.4
Food — Retail	1.4
Oil Companies — Integrated	1.3
Retail — Building Products	1.3
Aerospace/Defense	1.3
Applications Software	1.3
Electric Products — Misc.	1.1
Semiconductor Components — Integrated Circuits	1.0
Diversified Minerals	1.0
Cellular Telecom	1.0
Building & Construction — Misc.	1.0
Oil Refining & Marketing	0.9
Chemicals — Diversified	0.9
Airlines	0.9
Diversified Manufacturing Operations	0.9
Computers — Memory Devices	0.9
E — Commerce/Services	0.9
Commercial Services — Finance	0.9
Athletic Footwear	0.8
Networking Products	0.8
Computer Services	0.8
Investment Management/Advisor Services	0.8
Insurance — Reinsurance	0.8
Electronic Components — Misc.	0.8
Retail — Discount	0.7
Medical Products	0.7
Food — Wholesale/Distribution	0.7
Real Estate Investment Trusts	0.6
Medical Instruments	0.6
Medical — Hospitals	0.6
Engineering/R&D Services	0.6
Electric — Integrated	0.6
Cosmetics & Toiletries	0.6
Auto/Truck Parts & Equipment — Original	0.6
Building & Construction Products — Misc.	0.6
Gas — Distribution	0.6
Real Estate Operations & Development	0.5
Retail — Regional Department Stores	0.5
Non — Hazardous Waste Disposal	0.5
Entertainment Software	0.5
Internet Security	0.5
Time Deposits	0.5
Consumer Products — Misc.	0.4
Retail — Jewelry	0.4
Industrial Gases	0.4
Semiconductor Equipment	0.4
Chemicals — Specialty	0.4
Metal Processors & Fabrication	0.4
Machinery — General Industrial	0.3

Apparel Manufacturers	0.3
Electronic Components — Semiconductors	0.3
Gas — Transportation	0.3
Airport Development/Maintenance	0.3
Filtration/Separation Products	0.3
Metal — Copper	0.3
Steel Pipe & Tube	0.3
Energy — Alternate Sources	0.3
Data Processing/Management	0.3
Food — Baking	0.3
Water	0.3
Diversified Operations	0.3
Finance — Investment Banker/Broker	0.3
Building — Residential/Commercial	0.3
Telecom Services	0.2
Medical — Biomedical/Gene	0.2
Food — Confectionery	0.2
Wire & Cable Products	0.2
Medical Labs & Testing Services	0.2
Sugar	0.2
U.S. Government Treasuries	0.2
Oil & Gas Drilling	0.2
Retail — Bedding	0.2
Agricultural Chemicals	0.2
Industrial Automated/Robotic	0.2
Office Automation & Equipment	0.2
Medical — Generic Drugs	0.2
Gold Mining	0.1
Real Estate Management/Services	0.1
Paper & Related Products	0.1
Retail — Major Department Stores	0.1
Retail — Restaurants	0.1
Finance — Leasing Companies	0.1
Audio/Video Products	0.1
Machinery — Electrical	0.1
Finance — Other Services	0.1
Photo Equipment & Supplies	0.1
Electronic Measurement Instruments	0.1
Pipelines	0.1
Retail — Drug Store	0.1
Building Products-Doors & Windows	0.1
Television	0.1
Metal — Diversified	0.1
Toys	0.1
Security Services	0.1
Resorts/Theme Parks	0.1
Recreational Vehicles	0.1
Diversified Operations/Commercial Services	0.1
Containers — Paper/Plastic	0.1
Textile — Products	0.1
Finance — Consumer Loans	0.1
Building — Heavy Construction	0.1
Silver Mining	0.1
E — Commerce/Products	0.1
Auto — Heavy Duty Trucks	0.1
Tools — Hand Held	0.1
Metal — Iron	0.1

101.9%

*	Calculated as a percentage of net assets

VALIC Company I Global Social Awareness Fund

PORTFOLIO PROFILE — November 30, 2013 (unaudited) — (continued)

Country Allocation*

United States	51.9%
Japan	8.6
United Kingdom	7.3
Switzerland	5.1
France	4.8
Germany	4.3
Canada	4.0
Australia	3.1
Ireland	1.8
Netherlands	1.7
Spain	1.6
Italy	1.2
Sweden	1.1
Hong Kong	0.9
Curacao	0.9
Singapore	0.6
Finland	0.5
Norway	0.3
Denmark	0.3
Portugal	0.3
Austria	0.3
Belgium	0.3
Luxembourg	0.3
Bermuda	0.3
Israel	0.2
Jersey	0.1
New Zealand	0.1

101.9%

*	Calculated as a percentage of net assets

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.8%
Australia — 3.1%
AGL Energy, Ltd.	9,829	$134,410
ALS, Ltd.	3,582	27,380
Alumina, Ltd.†	30,759	28,443
Amcor, Ltd.	23,746	238,837
AMP, Ltd.	41,827	177,576
APA Group	16,467	91,814
Asciano, Ltd.	12,141	63,822
ASX, Ltd.	982	33,192
Aurizon Holdings, Ltd.	30,931	131,599
Australia & New Zealand Banking Group, Ltd.	40,996	1,191,446
BGP Holdings PLC†(1)(2)	60,919	0
BHP Billiton, Ltd.	52,901	1,802,027
Boral, Ltd.	8,746	38,406
Brambles, Ltd.	29,370	254,464
Caltex Australia, Ltd.	3,039	52,743
Coca-Cola Amatil, Ltd.	16,977	186,995
Cochlear, Ltd.	542	28,877
Commonwealth Bank of Australia	24,469	1,734,800
Computershare, Ltd.	6,927	68,725
CSL, Ltd.	7,128	446,330
Dexus Property Group	63,535	60,488
Federation Centres, Ltd.	9,964	21,605
Flight Centre Travel Group, Ltd.	3,005	133,299
Fortescue Metals Group, Ltd.	32,558	168,480
Goodman Group	25,960	114,470
GPT Group	24,382	79,523
Harvey Norman Holdings, Ltd.	6,532	19,222
Iluka Resources, Ltd.	6,351	50,744
Incitec Pivot, Ltd.	21,309	50,281
Insurance Australia Group, Ltd.	30,856	170,074
Macquarie Group, Ltd.†	5,196	256,478
Mirvac Group	54,749	84,794
National Australia Bank, Ltd.	35,149	1,107,338
Orica, Ltd.	5,521	116,593
Origin Energy, Ltd.	21,342	271,239
QBE Insurance Group, Ltd.	17,042	242,984
Ramsay Health Care, Ltd.	2,613	92,223
Santos, Ltd.	19,280	245,911
Seek, Ltd.	4,789	58,334
Sonic Healthcare, Ltd.	6,460	97,639
SP AusNet	62,012	65,535
Stockland	35,117	123,174
Suncorp Group, Ltd.	22,482	270,160
Sydney Airport	8,277	29,409
Telstra Corp., Ltd.	81,338	374,961
Transurban Group	24,368	155,625
Westfield Group	35,720	338,444
Westfield Retail Trust	48,472	134,689
Westpac Banking Corp.	46,228	1,384,774

		13,050,376

Austria — 0.3%
OMV AG	24,744	1,211,811

Belgium — 0.3%
Colruyt SA	21,354	1,203,891

Bermuda — 0.3%
Cheung Kong Infrastructure Holdings, Ltd.	32,000	210,302
First Pacific Co., Ltd.	12,000	13,730
Li & Fung, Ltd.	92,000	125,315
Noble Group, Ltd.	281,000	247,404
NWS Holdings, Ltd.	315,000	471,323
Yue Yuen Industrial Holdings, Ltd.	11,500	35,675

		1,103,749

Security Description	Shares	Value (Note 2)

Canada — 4.0%
Agnico Eagle Mines, Ltd.	3,700	$100,922
Agrium, Inc.	2,200	198,044
AltaGas, Ltd.	1,400	51,118
ARC Resources, Ltd.	4,300	115,587
ATCO, Ltd., Class I	400	18,303
Athabasca Oil Corp.†	1,800	10,982
Bank of Montreal	8,000	554,449
Bank of Nova Scotia	16,100	988,495
Baytex Energy Corp.	1,600	64,280
BCE, Inc.	3,500	154,552
BlackBerry, Ltd.†	5,500	34,747
Brookfield Asset Management, Inc., Class A	8,300	321,185
Brookfield Office Properties, Inc.	1,600	31,018
Canadian Imperial Bank of Commerce	4,500	385,938
Canadian National Railway Co.	6,200	697,639
Canadian Natural Resources, Ltd.	18,200	592,558
Canadian Oil Sands, Ltd.	8,400	157,149
Canadian Pacific Railway, Ltd.	2,400	365,819
Canadian Tire Corp., Ltd., Class A	900	84,492
Canadian Utilities, Ltd., Class A	1,200	40,753
Catamaran Corp.†	2,600	117,748
Cenovus Energy, Inc.	12,900	375,668
Crescent Point Energy Corp.	6,400	240,490
Dollarama, Inc.	700	56,482
Eldorado Gold Corp.	17,500	105,122
Empire Co., Ltd., Class A	3,700	263,400
Encana Corp.	11,700	223,843
Enerplus Corp.	1,900	34,598
First Quantum Minerals, Ltd.	9,200	153,492
Fortis, Inc.	4,200	123,181
Franco-Nevada Corp.	3,900	156,463
George Weston, Ltd.	5,300	396,614
Gildan Activewear, Inc.	1,500	72,507
Great-West Lifeco, Inc.	5,100	157,019
Imperial Oil, Ltd.	7,800	332,020
Keyera Corp.	1,000	57,829
Kinross Gold Corp.	26,200	123,094
Loblaw Cos., Ltd.	6,800	276,136
Magna International, Inc.	4,200	340,476
Manulife Financial Corp.	26,000	501,346
MEG Energy Corp.†	2,100	59,850
National Bank of Canada	300	26,116
New Gold, Inc.†	12,500	64,848
Open Text Corp.	500	42,388
Pacific Rubiales Energy Corp.	4,400	81,819
Pembina Pipeline Corp.	5,700	181,127
Pengrowth Energy Corp.	4,100	25,323
Penn West Petroleum, Ltd.	5,700	48,032
Peyto Exploration & Development Corp.	2,000	59,298
Potash Corp. of Saskatchewan, Inc.	12,100	379,143
Power Corp. of Canada	2,300	70,141
Power Financial Corp.	3,900	131,677
Rogers Communications, Inc., Class B	4,600	205,205
Royal Bank of Canada	19,900	1,319,797
Saputo, Inc.	2,100	95,737
Shaw Communications, Inc., Class B	5,200	119,755
Shoppers Drug Mart Corp.	5,600	307,602
Silver Wheaton Corp.	9,800	204,655
Sun Life Financial, Inc.	7,900	273,276
Suncor Energy, Inc.	24,700	846,977
Talisman Energy, Inc.	14,400	168,527
Teck Resources, Ltd., Class B	9,700	233,527
TELUS Corp.	5,000	177,502
Thomson Reuters Corp.	7,400	275,697

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Canada (continued)
Tim Hortons, Inc.	5,400	$312,682
Toronto-Dominion Bank	12,700	1,157,241
Tourmaline Oil Corp.†	2,400	94,906
Turquoise Hill Resources, Ltd.†	5,100	20,840
Valeant Pharmaceuticals International, Inc.†	4,500	484,954
Vermilion Energy, Inc.	1,600	88,594
Yamana Gold, Inc.	20,500	183,942

		16,816,736

Cayman Islands — 0.0%
AAC Technologies Holdings, Inc.	11,500	52,215
ASM Pacific Technology, Ltd.	2,800	23,277

		75,492

Curacao — 0.9%
Schlumberger, Ltd.	44,016	3,891,895

Denmark — 0.3%
Novo Nordisk A/S, Class B	4,759	852,383
TDC A/S	49,625	445,093

		1,297,476

Finland — 0.5%
Kone Oyj, Class B	14,847	1,364,477
Neste Oil Oyj	49,245	940,604

		2,305,081

France — 4.8%
Aeroports de Paris	11,271	1,240,244
AXA SA	68,410	1,792,251
BNP Paribas SA	29,252	2,195,571
Casino Guichard Perrachon SA	10,889	1,217,588
CNP Assurances	39,822	760,891
Credit Agricole SA†	97,365	1,220,855
Danone SA	23,459	1,704,357
Imerys SA	14,835	1,199,124
Kering	1,678	372,139
L’Oreal SA	10,071	1,684,871
Legrand SA	20,319	1,121,387
Orange SA	111,982	1,462,706
Publicis Groupe SA	1,014	89,621
Renault SA	1,493	132,424
Sanofi	5,360	566,797
Societe Generale SA	27,919	1,605,680
Veolia Environnement SA	74,066	1,199,374
Vivendi SA	22,333	567,195

		20,133,075

Germany — 4.0%
Allianz SE	10,145	1,762,026
Bayer AG	20,163	2,689,839
Bayerische Motoren Werke AG	14,776	1,697,590
Brenntag AG	7,561	1,342,501
Deutsche Bank AG	38,182	1,840,875
Hochtief AG	13,111	1,158,090
Infineon Technologies AG	131,771	1,337,211
Linde AG	8,509	1,737,389
Merck KGaA	3,325	576,823
Muenchener Rueckversicherungs AG	7,027	1,536,935
Suedzucker AG	34,907	879,900

		16,559,179

Hong Kong — 0.9%
AIA Group, Ltd.	177,400	899,282
BOC Hong Kong Holdings, Ltd.	52,500	177,762
Cathay Pacific Airways, Ltd.	18,000	38,217

Security Description	Shares	Value (Note 2)

Hong Kong (continued)
Cheung Kong Holdings, Ltd.	25,000	$395,026
Hang Lung Properties, Ltd.	30,000	100,611
Hang Seng Bank, Ltd.	9,400	153,259
Henderson Land Development Co., Ltd.	19,000	110,898
Hong Kong & China Gas Co., Ltd.	116,000	274,115
Hong Kong Exchanges and Clearing, Ltd.	13,500	237,170
Link REIT	31,000	151,748
MTR Corp., Ltd.	30,500	118,221
New World Development Co., Ltd.	57,000	77,052
Power Assets Holdings, Ltd.	38,500	312,861
Sino Land Co., Ltd.	26,000	35,549
Sun Hung Kai Properties, Ltd.	26,000	333,692
Swire Pacific, Ltd., Class A	12,000	144,802
Swire Properties, Ltd.	18,800	50,318
Wharf Holdings, Ltd.	26,000	215,978
Wheelock & Co., Ltd.	19,000	92,517

		3,919,078

Ireland — 1.8%
Accenture PLC, Class A	40,240	3,117,393
Covidien PLC	42,798	2,921,391
James Hardie Industries PLC CDI	6,110	69,804
Kerry Group PLC, Class A	19,661	1,260,687

		7,369,275

Israel — 0.2%
Bank Hapoalim BM	13,638	76,018
Bank Leumi Le-Israel BM†	7,906	32,153
Bezeq The Israeli Telecommunication Corp., Ltd.	28,152	47,060
Delek Group, Ltd.	191	72,259
Teva Pharmaceutical Industries, Ltd.	13,116	530,819

		758,309

Italy — 1.2%
Enel Green Power SpA	499,891	1,229,175
Prysmian SpA	31,145	813,207
Snam SpA	250,671	1,348,525
Telecom Italia SpA	1,262,943	1,231,878
Telecom Italia SpA RSP	384,305	295,235

		4,918,020

Japan — 8.6%
ABC-Mart, Inc.	300	13,678
ACOM Co., Ltd.†	3,700	13,727
Advantest Corp.	1,600	20,589
Aeon Co., Ltd.	26,900	361,906
AEON Financial Service Co., Ltd.	1,100	30,565
Aeon Mall Co., Ltd.	1,400	40,254
Air Water, Inc.	3,000	41,972
Aisin Seiki Co., Ltd.	4,400	176,988
Ajinomoto Co., Inc.	12,000	171,052
Alfresa Holdings Corp.	200	10,369
Amada Co., Ltd.	13,000	115,118
ANA Holdings, Inc.	21,000	42,441
Aozora Bank, Ltd.	13,000	37,442
Asahi Glass Co., Ltd.	45,000	290,408
Asics Corp.	2,000	33,019
Astellas Pharma, Inc.	6,900	408,914
Bank of Yokohama, Ltd.	12,000	65,726
Benesse Holdings, Inc.	1,100	42,314
Brother Industries, Ltd.	3,700	46,925
Calbee, Inc.	1,600	40,584
Canon, Inc.	17,700	589,280
Casio Computer Co., Ltd.	3,900	44,207
Central Japan Railway Co.	2,700	324,764

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
Chiba Bank, Ltd.	3,000	$20,854
Chugai Pharmaceutical Co., Ltd.	3,700	88,323
Citizen Holdings Co., Ltd.	4,000	30,735
Coca-Cola West Co., Ltd.	4,100	90,746
Cosmo Oil Co., Ltd.†	16,000	29,524
Credit Saison Co., Ltd.	2,000	56,080
Dai Nippon Printing Co., Ltd.	10,000	103,100
Dai-ichi Life Insurance Co., Ltd.	12,300	192,741
Daido Steel Co., Ltd.	8,000	43,583
Daihatsu Motor Co., Ltd.	20,400	373,245
Daiichi Sankyo Co., Ltd.	10,600	194,562
Dainippon Sumitomo Pharma Co., Ltd.	1,600	23,041
Daito Trust Construction Co., Ltd.	1,100	104,389
Daiwa House Industry Co., Ltd.	10,000	194,288
Daiwa Securities Group, Inc.	29,000	281,718
Dena Co., Ltd.	1,100	21,372
Denso Corp.	10,100	505,863
Dentsu, Inc.	3,600	149,729
Don Quijote Co., Ltd.	1,000	61,216
East Japan Railway Co.	5,900	483,290
Eisai Co., Ltd.	3,700	144,496
FANUC Corp.	3,600	605,946
Fast Retailing Co., Ltd.	800	303,051
FUJIFILM Holdings Corp.	8,900	243,039
Furukawa Electric Co., Ltd.	44,000	103,959
GungHo Online Entertainment, Inc.†	50	32,756
Hamamatsu Photonics KK	1,100	43,388
Hankyu Hanshin Holdings, Inc.	20,000	110,325
Hino Motors, Ltd.	12,000	185,931
Hirose Electric Co., Ltd.	600	91,735
Hisamitsu Pharmaceutical Co., Inc.	600	31,809
Hitachi Chemical Co., Ltd.	2,700	41,123
Hitachi Construction Machinery Co., Ltd.	4,600	98,445
Hitachi High-Technologies Corp.	1,300	30,411
Hitachi Metals, Ltd.	6,000	85,233
Honda Motor Co., Ltd.	38,600	1,631,809
Hulic Co., Ltd.	4,300	75,651
Ibiden Co., Ltd.	1,700	29,095
Idemitsu Kosan Co., Ltd.	1,100	98,804
Inpex Corp.	18,000	208,777
Isetan Mitsukoshi Holdings, Ltd.	6,100	87,726
Isuzu Motors, Ltd.	50,000	319,258
Japan Exchange Group, Inc.	3,300	88,118
Japan Petroleum Exploration Co.	800	30,774
JSR Corp.	3,200	58,829
JTEKT Corp.	9,100	140,642
Kajima Corp.	42,000	157,052
Kaneka Corp.	6,000	36,905
Kansai Paint Co., Ltd.	4,000	56,627
Kao Corp.	10,900	358,101
KDDI Corp.	8,300	521,054
Keikyu Corp.	4,000	33,547
Keio Corp.	4,000	26,517
Keyence Corp.	800	321,406
Kikkoman Corp.	4,000	76,700
Kinden Corp.	10,000	105,345
Kintetsu Corp.	26,000	91,130
Kobe Steel, Ltd.†	54,000	92,790
Koito Manufacturing Co., Ltd.	2,000	38,487
Konica Minolta, Inc.	10,000	100,854
Kuraray Co., Ltd.	5,900	73,329
Kurita Water Industries, Ltd.	5,400	115,618
Kyocera Corp.	5,900	312,209
LIXIL Group Corp.	10,200	264,000
M3, Inc.	8	20,878

Security Description	Shares	Value (Note 2)

Japan (continued)
Mabuchi Motor Co., Ltd.	4,100	$246,580
Makita Corp.	3,600	179,605
Marui Group Co., Ltd.	3,500	35,982
Maruichi Steel Tube, Ltd.	1,800	44,286
Mazda Motor Corp.†	87,000	400,068
McDonald’s Holdings Co. Japan, Ltd.	3,800	104,549
MEIJI Holdings Co., Ltd.	1,600	89,353
Miraca Holdings, Inc.	400	18,589
Mitsubishi Chemical Holdings Corp.	28,500	132,448
Mitsubishi Estate Co., Ltd.	18,000	499,800
Mitsubishi Gas Chemical Co., Inc.	8,000	62,641
Mitsubishi Materials Corp.	29,000	109,007
Mitsubishi Motors Corp.†	19,300	209,158
Mitsubishi Tanabe Pharma Corp.	3,100	42,615
Mitsubishi UFJ Financial Group, Inc.	185,700	1,194,789
Mitsubishi UFJ Lease & Finance Co., Ltd.	7,800	46,606
Mitsui Chemicals, Inc.	13,000	31,731
Mitsui Fudosan Co., Ltd.	12,000	407,127
Mitsui OSK Lines, Ltd.	15,000	66,634
Mizuho Financial Group, Inc.	354,300	743,710
MS&AD Insurance Group Holdings	8,600	231,488
Murata Manufacturing Co., Ltd.	3,400	292,448
Nabtesco Corp.	4,100	95,510
Namco Bandai Holdings, Inc.	3,500	71,111
Nexon Co., Ltd.	1,800	16,765
NGK Insulators, Ltd.	10,000	183,061
NGK Spark Plug Co., Ltd.	4,000	92,868
NHK Spring Co., Ltd.	3,500	39,536
Nidec Corp.	3,000	289,675
Nintendo Co., Ltd.	1,600	205,106
Nippon Electric Glass Co., Ltd.	5,000	26,898
Nippon Express Co., Ltd.	9,000	46,395
Nippon Meat Packers, Inc.	4,000	64,594
Nippon Telegraph & Telephone Corp.	7,700	386,410
Nippon Yusen KK	29,000	89,753
Nissan Motor Co., Ltd.	87,100	795,954
Nisshin Seifun Group, Inc.	3,300	35,698
Nissin Foods Holdings Co., Ltd.	1,700	68,382
Nitori Holdings Co., Ltd.	600	55,592
Nitto Denko Corp.	2,900	147,513
NKSJ Holdings, Inc.	4,900	135,817
NOK Corp.	1,200	19,214
Nomura Holdings, Inc.	54,800	433,906
Nomura Real Estate Holdings, Inc.	2,200	51,851
Nomura Research Institute, Ltd.	2,000	65,609
NSK, Ltd.	16,000	189,016
NTT Data Corp.	2,400	86,346
NTT DOCOMO, Inc.	26,000	418,843
NTT Urban Development Corp.	1,700	19,568
Obayashi Corp.	32,000	172,770
Odakyu Electric Railway Co., Ltd.	8,000	71,155
OJI Holdings Corp.	15,000	70,588
Olympus Corp.†	3,700	124,447
Omron Corp.	3,900	160,493
Ono Pharmaceutical Co., Ltd.	1,100	83,339
Oracle Corp. Japan	700	27,610
Oriental Land Co., Ltd.	1,800	265,189
ORIX Corp.	20,200	367,811
Osaka Gas Co., Ltd.	39,000	157,637
Otsuka Corp.	200	25,560
Otsuka Holdings Co., Ltd.	6,500	189,876
Panasonic Corp.	32,900	377,422
Rakuten, Inc.	12,400	190,555
Resona Holdings, Inc.	31,300	155,239
Rinnai Corp.	600	45,340

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
Rohm Co., Ltd.	1,400	$60,825
Sanrio Co., Ltd.	800	36,632
Santen Pharmaceutical Co., Ltd.	500	23,798
SBI Holdings, Inc.	2,200	30,457
Secom Co., Ltd.	4,300	265,326
Sekisui Chemical Co., Ltd.	8,000	93,727
Sekisui House, Ltd.	12,000	165,546
Sharp Corp.†	11,000	35,978
Shimamura Co., Ltd.	300	30,784
Shimano, Inc.	1,500	133,268
Shimizu Corp.	41,000	191,740
Shin-Etsu Chemical Co., Ltd.	7,100	410,369
Shinsei Bank, Ltd.	23,000	56,812
Shionogi & Co., Ltd.	4,300	94,543
Shiseido Co., Ltd.	8,200	140,263
Shizuoka Bank, Ltd.	2,000	22,631
Showa Denko KK	18,000	27,942
Showa Shell Sekiyu KK	7,600	84,440
SMC Corp.	1,500	361,142
SoftBank Corp.	13,300	1,076,466
Sony Financial Holdings, Inc.	2,200	39,178
Stanley Electric Co., Ltd.	2,800	61,645
Sumitomo Chemical Co., Ltd.	29,000	116,651
Sumitomo Electric Industries, Ltd.	26,700	416,304
Sumitomo Metal Mining Co., Ltd.	11,000	146,380
Sumitomo Mitsui Financial Group, Inc.	19,100	945,443
Sumitomo Mitsui Trust Holdings, Inc.	49,000	240,635
Sumitomo Realty & Development Co., Ltd.	5,000	237,003
Sumitomo Rubber Industries, Ltd.	4,500	63,529
Suntory Beverage & Food, Ltd.†	3,000	94,606
Suzuken Co., Ltd.	300	10,193
Sysmex Corp.	1,200	78,028
T&D Holdings, Inc.	7,900	104,433
Taiheiyo Cement Corp.	21,000	84,882
Taisei Corp.	36,000	163,788
Taisho Pharmaceutical Holdings Co., Ltd.	200	13,747
Taiyo Nippon Sanso Corp.	3,000	19,888
Takashimaya Co., Ltd.	3,000	28,411
Takeda Pharmaceutical Co., Ltd.	12,200	592,580
TDK Corp.	1,900	88,670
Teijin, Ltd.	8,000	17,496
Terumo Corp.	2,700	141,030
THK Co., Ltd.	3,300	79,999
Tobu Railway Co., Ltd.	13,000	63,461
Toho Co., Ltd.	1,100	23,820
Toho Gas Co., Ltd.	3,000	14,528
Tokio Marine Holdings, Inc.	11,000	365,145
Tokyo Electron, Ltd.	2,500	135,465
Tokyo Gas Co., Ltd.	49,000	243,983
Tokyo Tatemono Co., Ltd.	5,000	49,402
Tokyu Corp.	19,000	127,996
Tokyu Fudosan Holdings Corp.†	7,900	72,348
TonenGeneral Sekiyu KK	10,000	96,656
Toppan Printing Co., Ltd.	12,000	97,008
Toray Industries, Inc.	30,000	212,058
TOTO, Ltd.	19,000	278,994
Toyo Seikan Group Holdings, Ltd.	3,000	63,207
Toyo Suisan Kaisha, Ltd.	2,000	58,267
Toyoda Gosei Co., Ltd.	1,700	41,793
Toyota Boshoku Corp.	1,100	15,143
Toyota Industries Corp.	5,100	221,826
Trend Micro, Inc.	1,600	62,641
Ube Industries, Ltd.	10,000	20,893
Unicharm Corp.	3,000	189,797
USS Co., Ltd.	4,300	59,069

Security Description	Shares	Value (Note 2)

Japan (continued)
West Japan Railway Co.	3,300	$144,340
Yahoo Japan Corp.	26,500	127,811
Yakult Honsha Co., Ltd.	1,900	96,646
Yamada Denki Co., Ltd.	12,500	43,568
Yamaha Corp.	1,900	29,921
Yamaha Motor Co., Ltd.	16,600	264,822
Yamato Holdings Co., Ltd.	6,900	146,320
Yamato Kogyo Co., Ltd.	1,700	57,095
Yaskawa Electric Corp.	4,000	53,581
Yokohama Rubber Co., Ltd.	5,000	51,745

		36,196,113

Jersey — 0.1%
Glencore Xstrata PLC	52,691	267,229
Shire PLC	3,658	165,971

		433,200

Luxembourg — 0.3%
Tenaris SA	52,757	1,186,862

Mauritius — 0.0%
Golden Agri-Resources, Ltd.	130,000	59,559

Netherlands — 1.7%
Aegon NV	160,351	1,424,435
ASML Holding NV	17,446	1,632,720
ING Groep NV CVA†	67,204	872,613
LyondellBasell Industries NV, Class A	37,826	2,919,411
Wolters Kluwer NV	2,460	69,345

		6,918,524

New Zealand — 0.1%
Auckland International Airport, Ltd.	18,099	51,830
Contact Energy, Ltd.	18,039	70,443
Fletcher Building, Ltd.	16,009	118,910
Telecom Corp. of New Zealand, Ltd.	11,084	20,740

		261,923

Norway — 0.3%
Statoil ASA	63,074	1,423,762

Portugal — 0.3%
EDP - Energias de Portugal SA	328,971	1,244,636

Singapore — 0.6%
Ascendas Real Estate Investment Trust	9,000	15,920
CapitaLand, Ltd.	48,000	115,884
CapitaMalls Asia, Ltd.	11,000	17,880
City Developments, Ltd.	3,000	23,856
DBS Group Holdings, Ltd.	29,000	396,972
Global Logistic Properties, Ltd.	48,000	112,824
Jardine Cycle & Carriage, Ltd.	2,000	56,253
Olam International, Ltd.	121,000	148,472
Oversea-Chinese Banking Corp., Ltd.	41,000	341,054
Singapore Airlines, Ltd.	5,000	41,672
Singapore Press Holdings, Ltd.	10,000	33,943
Singapore Telecommunications, Ltd.	141,000	417,927
United Overseas Bank, Ltd.	21,000	350,042
Wilmar International, Ltd.	59,000	165,475
Yangzijiang Shipbuilding Holdings, Ltd.	146,000	135,524

		2,373,698

Spain — 1.6%
Banco Bilbao Vizcaya Argentaria SA	115,682	1,382,012
Banco Santander SA	20,701	184,005
Enagas SA	40,676	1,070,078
Ferrovial SA	63,263	1,197,183

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Spain (continued)
Inditex SA	10,032	$1,599,301
Repsol SA	53,756	1,411,622

		6,844,201

Sweden — 1.1%
Alfa Laval AB	54,637	1,295,910
Assa Abloy AB, Class B	27,697	1,402,160
Svenska Cellulosa AB SCA, Class B	19,534	570,582
Swedbank AB, Class A	55,485	1,417,582

		4,686,234

Switzerland — 5.1%
ACE, Ltd.#	28,998	2,980,415
Actelion, Ltd.	5,885	490,173
Aryzta AG	16,186	1,206,205
Cie Financiere Richemont SA	18,232	1,852,465
Coca-Cola HBC AG	43,226	1,214,818
Credit Suisse Group AG	41,059	1,222,099
Givaudan SA	182	256,802
Lindt & Spruengli AG (Participation Certificate)	215	927,884
Novartis AG	45,700	3,612,339
Roche Holding AG	13,600	3,791,406
Swiss Re AG	17,361	1,544,668
TE Connectivity, Ltd.	39,465	2,080,595

		21,179,869

United Kingdom — 7.3%
Antofagasta PLC	85,775	1,114,749
Associated British Foods PLC	36,233	1,359,891
AstraZeneca PLC	38,476	2,212,716
Barclays PLC	485,817	2,160,519
BG Group PLC	100,794	2,059,771
BHP Billiton PLC	64,123	1,951,142
British Sky Broadcasting Group PLC	88,917	1,191,968
BT Group PLC	291,077	1,775,673
Burberry Group PLC	53,572	1,338,976
Croda International PLC	8,039	305,797
easyJet PLC	60,893	1,419,296
Ensco PLC, Class A	13,539	799,884
GlaxoSmithKline PLC	22,101	585,491
HSBC Holdings PLC	353,572	3,946,338
ITV PLC	93,373	290,383
Kingfisher PLC	202,266	1,244,489
Next PLC	11,354	1,021,204
Royal Bank of Scotland Group PLC†	246,311	1,319,146
Sage Group PLC	178,569	1,018,310
Vodafone Group PLC	930,339	3,453,664

		30,569,407

United States — 49.1%
AbbVie, Inc.	72,026	3,489,660
Activision Blizzard, Inc.	122,922	2,115,488
Aetna, Inc.	42,967	2,961,715
Affiliated Managers Group, Inc.†	1,426	285,557
Aflac, Inc.	38,011	2,522,790
Alliant Energy Corp.#	6,893	354,990
Allstate Corp.#	51,104	2,773,414
Amgen, Inc.	5,075	578,956
Anadarko Petroleum Corp.	33,260	2,954,153
Apple, Inc.	15,316	8,516,768
Bank of America Corp.	320,136	5,064,552
Bed Bath & Beyond, Inc.†#	10,082	786,698
BlackRock, Inc.#	9,718	2,942,125
CenturyLink, Inc.#	82,688	2,538,522
Cigna Corp.#	33,756	2,951,962

Security Description	Shares	Value (Note 2)

United States (continued)
Cisco Systems, Inc.	155,018	$3,294,132
Citigroup, Inc.	91,023	4,816,937
Clorox Co.#	20,523	1,912,128
Coca-Cola Co.	101,961	4,097,813
Coca-Cola Enterprises, Inc.#	49,364	2,070,326
Comcast Corp., Class A	86,283	4,302,933
Costco Wholesale Corp.	20,312	2,547,734
CSX Corp.#	92,635	2,526,156
Danaher Corp.	16,459	1,231,133
Delta Air Lines, Inc.	75,999	2,202,451
Devon Energy Corp.#	31,550	1,912,561
Dover Corp.#	28,597	2,594,892
Dr Pepper Snapple Group, Inc.#	46,612	2,249,495
Dun & Bradstreet Corp.#	10,484	1,225,055
Emerson Electric Co.	36,289	2,431,000
EOG Resources, Inc.	4,364	720,060
Fifth Third Bancorp	136,273	2,769,067
Fluor Corp.	30,485	2,372,038
Gap, Inc.#	66,489	2,724,054
General Mills, Inc.	55,824	2,815,204
Google, Inc., Class A†	6,219	6,589,590
Halliburton Co.	55,597	2,928,850
HCA Holdings, Inc.†	53,477	2,482,402
Hewlett-Packard Co.	120,749	3,302,485
Home Depot, Inc.	51,084	4,120,946
Johnson & Johnson	58,315	5,520,098
Kroger Co.#	63,976	2,670,998
M&T Bank Corp.#	14,186	1,636,497
Macy’s, Inc.	42,611	2,269,462
Marathon Petroleum Corp.#	37,925	3,137,915
MasterCard, Inc., Class A	4,716	3,587,980
Medtronic, Inc.	42,759	2,450,946
MetLife, Inc.	13,356	697,050
Microsoft Corp.	105,833	4,035,412
NetApp, Inc.#	52,621	2,170,616
NIKE, Inc., Class B#	41,605	3,292,620
Northrop Grumman Corp.	24,957	2,812,155
priceline.com, Inc.†	3,026	3,607,991
Progressive Corp.#	98,093	2,739,737
Public Storage#	12,556	1,917,301
PulteGroup, Inc.#	24,933	467,743
QUALCOMM, Inc.	58,976	4,339,454
Quest Diagnostics, Inc.#	14,158	862,789
Republic Services, Inc.	64,612	2,255,605
Rockwell Collins, Inc.#	34,100	2,480,093
SanDisk Corp.	22,717	1,548,164
SLM Corp.	8,054	214,639
Southwest Airlines Co.	15,519	288,498
Symantec Corp.	90,413	2,033,388
Sysco Corp.#	79,533	2,674,695
Time Warner Cable, Inc.	23,964	3,312,304
Time Warner, Inc.	43,240	2,841,300
Travelers Cos., Inc.	32,294	2,930,358
Union Pacific Corp.	21,769	3,527,449
UnitedHealth Group, Inc.	47,986	3,573,997
US Bancorp#	88,597	3,474,774
Viacom, Inc., Class B	35,248	2,825,832
Walt Disney Co.	58,228	4,107,403
WellPoint, Inc.	31,501	2,925,813
Wells Fargo & Co.	123,601	5,440,916

		205,748,784

Total Common Stocks
(cost $356,271,705)		413,740,215

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

PREFERRED SECURITIES — 0.3%
Germany — 0.3%
Bayerische Motoren Werke AG (cost $800,622)	14,209	$1,231,720

Total Long-Term Investment Securities
(cost $357,072,327)		414,971,935

SHORT-TERM INVESTMENT SECURITIES — 2.8%
Registered Investment Companies — 2.1%
State Street Navigator Securities Lending Prime Portfolio(3)	8,735,188	8,735,188

Time Deposits — 0.5%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/02/2013	$2,063,000	2,063,000

U.S. Government Treasuries — 0.2%
United States Treasury Bills Disc. Notes 0.01% due 01/30/2014@	762,000	761,972
0.03% due 01/30/2014@	75,000	74,997

		836,969

Total Short-Term Investment Securities
(cost $11,635,178)		11,635,157

TOTAL INVESTMENTS —
(cost $368,707,505)(4)	101.9%	426,607,092
Liabilities in excess of other assets	(1.9)	(7,905,542)

NET ASSETS —	100.0%	$418,701,550

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
@	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)	Illiquid security. At November 30, 2013, the aggregate value of these securities was $0 representing 0.0% of net assets.
(3)	At November 30, 2013, the Fund had loaned securities with a total value of $8,688,682. This was secured by collateral of $8,735,188, which was received in cash and subsequently invested in short-term investments currently valued at $8,735,188 as reported in the portfolio of investments. Additional collateral of $175,990 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2013
Federal National Mtg. Assoc.	3.00% to 4.00%	10/25/2029 to 05/25/2042	$175,990

(4)	See Note 5 for cost of investments on a tax basis.

CVA—Certification Van Aandelen (Dutch Cert.)

RSP—Risparmio Savings Shares

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of November 30, 2013	Unrealized Appreciation (Depreciation)
40	Long	S&P 500 E-Mini Index	December 2013	$3,500,870	$3,608,200	$107,330

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Australia	$13,050,376	$—	$0	$13,050,376
Japan	36,196,113	—	—	36,196,113
Switzerland	21,179,869	—	—	21,179,869
United Kingdom	30,569,407	—	—	30,569,407
United States	205,748,784	—	—	205,748,784
Other Countries*	106,995,666		—	106,995,666
Preferred Securities	1,231,720	—	—	1,231,720

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Short Term Investment Securities:
Registered Investment Companies	$8,735,188	$—	$—	$8,735,188
Time Deposits	—	2,063,000	—	2,063,000
U.S. Government Treasuries	—	836,969	—	836,969
Other Financial Instruments:†
Open Futures Contracts - Appreciation	107,330	—	—	107,330

Total	$423,814,453	$2,899,969	$0	$426,714,422

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $144,636,408 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

VALIC Company I Global Strategy Fund

PORTFOLIO PROFILE — November 30, 2013 (unaudited)

Industry Allocation*

Sovereign	23.4%
Medical — Drugs	7.7
Diversified Banking Institutions	7.3
U.S. Government Agencies	6.2
Oil Companies — Integrated	4.7
Registered Investment Companies	4.0
Time Deposits	2.5
Telecom Services	2.3
Foreign Government Treasuries	2.2
Insurance — Multi-line	1.8
Medical — Biomedical/Gene	1.8
Auto — Cars/Light Trucks	1.6
Transport — Services	1.6
Insurance — Life/Health	1.5
Applications Software	1.3
Cable/Satellite TV	1.3
Banks — Commercial	1.3
Retail — Drug Store	1.3
Medical — Generic Drugs	1.2
Medical Instruments	1.1
Oil — Field Services	1.1
Electronic Components — Semiconductors	1.1
Central Bank	1.0
Cellular Telecom	1.0
Building Products — Cement	1.0
Photo Equipment & Supplies	1.0
Internet Security	0.9
Engineering/R&D Services	0.9
Insurance — Reinsurance	0.8
Telephone — Integrated	0.8
Oil Companies — Exploration & Production	0.8
Networking Products	0.8
Retail — Regional Department Stores	0.8
Chemicals — Diversified	0.8
Building & Construction Products — Misc.	0.7
Semiconductor Equipment	0.7
Retail — Major Department Stores	0.7
Steel — Specialty	0.7
Steel — Producers	0.6
Food — Retail	0.6
Banks — Fiduciary	0.6
Diversified Manufacturing Operations	0.6
Consulting Services	0.6
Retail — Discount	0.5
Retail — Building Products	0.5
Finance — Credit Card	0.5
Publishing — Newspapers	0.5
Aerospace/Defense	0.5
Import/Export	0.5
Airlines	0.4
Rubber — Tires	0.4
Security Services	0.4
Beverages — Non-alcoholic	0.4
Publishing — Books	0.4
Auto/Truck Parts & Equipment — Original	0.4
Electronic Components — Misc.	0.3
Multimedia	0.3
Containers — Metal/Glass	0.3
Semiconductor Components — Integrated Circuits	0.3
Diversified Financial Services	0.3
Therapeutics	0.3
Medical Labs & Testing Services	0.2
Computers — Integrated Systems	0.2
Machinery — General Industrial	0.2
Metal — Iron	0.2
Coal	0.1
Diversified Operations	0.1

102.9%

*	Calculated as a percentage of net assets

Country Allocation*

United States	34.9%
United Kingdom	8.4
South Korea	6.9
France	6.0
Ireland	4.6
Japan	4.2
Poland	3.8
Switzerland	3.7
Netherlands	3.1
Mexico	3.0
Germany	2.7
Brazil	2.6
Hungary	2.4
Sweden	2.0
Italy	1.8
Singapore	1.6
Canada	1.4
Malaysia	1.2
Spain	1.2
Norway	1.1
Ukraine	1.0
Russia	1.0
China	0.7
Portugal	0.6
Israel	0.5
Indonesia	0.4
Jersey	0.4
Vietnam	0.3
Thailand	0.3
Taiwan	0.3
Philippines	0.3
Slovenia	0.2
Serbia	0.1
Iceland	0.1
Bermuda	0.1

102.9%

*	Calculated as a percentage of net assets

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 63.2%
Bermuda — 0.1%
Noble Group, Ltd.#	335,600	$295,477

Canada — 0.4%
Talisman Energy, Inc.	201,700	2,360,541

China — 0.7%
China Shenhua Energy Co., Ltd.	209,500	710,706
China Telecom Corp., Ltd.	6,174,000	3,336,802

		4,047,508

France — 6.0%
Alstom SA	27,330	1,003,379
AXA SA	149,285	3,911,069
BNP Paribas SA	84,970	6,377,604
Cie de St-Gobain	69,330	3,686,393
Cie Generale des Etablissements Michelin	21,300	2,313,437
Credit Agricole SA†	219,170	2,748,163
Sanofi	52,982	5,602,615
Total SA	59,540	3,607,071
Vivendi SA	104,737	2,660,022

		31,909,753

Germany — 2.7%
Deutsche Lufthansa AG†	110,760	2,405,223
Deutsche Post AG	61,437	2,172,520
HeidelbergCement AG	19,810	1,549,317
Merck KGaA	20,650	3,582,371
Muenchener Rueckversicherungs AG	8,250	1,804,428
Siemens AG ADR	24,050	3,177,486

		14,691,345

Ireland — 1.4%
Actavis PLC†#	23,620	3,851,713
CRH PLC	141,661	3,591,051

		7,442,764

Israel — 0.5%
Teva Pharmaceutical Industries, Ltd. ADR	68,525	2,793,079

Italy — 1.8%
Eni SpA	170,306	4,097,398
Intesa Sanpaolo SpA	739,614	1,788,483
UniCredit SpA	525,149	3,809,635

		9,695,516

Japan — 4.2%
ITOCHU Corp.	199,400	2,515,253
Konica Minolta, Inc.	258,000	2,602,040
Nikon Corp.	131,100	2,485,684
Nissan Motor Co., Ltd.	400,000	3,655,358
Suntory Beverage & Food, Ltd.	63,700	2,008,797
Toyota Motor Corp. ADR#	39,931	4,993,371
Trend Micro, Inc.#	100,100	3,918,975

		22,179,478

Jersey — 0.4%
Shire PLC	46,880	2,127,044

Netherlands — 3.1%
Akzo Nobel NV	52,880	3,981,952
Fugro NV CVA	10,900	662,864
ING Groep NV CVA†	346,531	4,499,547
Koninklijke Philips NV	46,506	1,664,435
Reed Elsevier NV	91,883	1,962,218
TNT Express NV	405,700	3,719,667

		16,490,683

Security Description	Shares	Value (Note 2)

Norway — 1.1%
Statoil ASA	105,020	$2,370,604
Telenor ASA	150,072	3,605,400

		5,976,004

Portugal — 0.6%
Galp Energia SGPS SA	183,680	3,043,010

Singapore — 1.2%
DBS Group Holdings, Ltd.#	268,095	3,669,871
Singapore Telecommunications, Ltd.—10	955,000	2,815,426

		6,485,297

South Korea — 2.4%
Hyundai Mobis	6,574	1,907,038
KB Financial Group, Inc. ADR	38,625	1,439,940
POSCO ADR	44,000	3,409,560
Samsung Electronics Co., Ltd.	4,155	5,865,605

		12,622,143

Spain — 1.2%
Repsol SA	71,772	1,884,719
Telefonica SA ADR	264,201	4,340,822

		6,225,541

Sweden — 0.5%
Getinge AB, Class B	83,660	2,615,950

Switzerland — 3.7%
ABB, Ltd.	61,410	1,571,072
ACE, Ltd.	16,217	1,666,783
Credit Suisse Group AG	127,200	3,786,040
Foster Wheeler AG†	95,180	2,886,809
Novartis AG	27,090	2,141,319
Roche Holding AG	17,630	4,914,889
Swiss Re AG	29,710	2,643,402

		19,610,314

Taiwan — 0.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	415,914	1,475,670

Thailand — 0.3%
Bangkok Bank PCL	263,300	1,553,888

United Kingdom — 8.4%
Aviva PLC	551,240	3,873,445
BAE Systems PLC	366,059	2,560,834
BP PLC	347,655	2,742,782
G4S PLC	507,383	2,169,226
GlaxoSmithKline PLC	186,576	4,942,700
HSBC Holdings PLC#	415,983	4,644,003
Kingfisher PLC	426,000	2,621,064
Lloyds Banking Group PLC†	3,489,880	4,421,272
Marks & Spencer Group PLC	446,100	3,555,961
Rexam PLC	194,214	1,588,176
Royal Dutch Shell PLC, Class B	87,186	3,060,332
Tesco PLC	593,260	3,378,762
Vodafone Group PLC ADR	143,890	5,336,880

		44,895,437

United States — 22.2%
Allegheny Technologies, Inc.#	105,840	3,516,005
American Express Co.#	30,540	2,620,332
Amgen, Inc.	43,190	4,927,115
Applied Materials, Inc.#	210,610	3,643,553
Baker Hughes, Inc.	82,400	4,693,504
Bank of New York Mellon Corp.	94,460	3,183,302
Brocade Communications Systems, Inc.†	118,910	1,045,219

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares/ Principal Amount		Value (Note 2)

COMMON STOCKS (continued)
United States (continued)
Chesapeake Energy Corp.#		69,530	$1,868,271
Chevron Corp.		22,890	2,802,652
Cisco Systems, Inc.		198,760	4,223,650
Citigroup, Inc.		88,820	4,700,354
Comcast Corp., Special Class A		86,715	4,175,327
CVS Caremark Corp.		50,670	3,392,863
Forest Laboratories, Inc.†		74,910	3,843,632
Gilead Sciences, Inc.†#		61,790	4,622,510
Halliburton Co.		12,507	658,869
ING US, Inc.#		127,840	4,466,729
Isis Pharmaceuticals, Inc.†#		35,900	1,391,484
JPMorgan Chase & Co.		86,200	4,932,364
Leidos Holdings, Inc.#		39,167	1,904,691
Macy’s, Inc.		77,780	4,142,563
Medtronic, Inc.		59,860	3,431,175
Merck & Co., Inc.		76,130	3,793,558
Microsoft Corp.		186,974	7,129,319
Morgan Stanley#		111,880	3,501,844
News Corp., Class A†#		143,253	2,572,824
Pfizer, Inc.		168,809	5,356,309
Quest Diagnostics, Inc.#		21,270	1,296,194
Salix Pharmaceuticals, Ltd.†#		57,570	4,882,512
Science Applications International Corp.#		22,380	824,703
Symantec Corp.		57,220	1,286,878
Target Corp.#		42,683	2,728,724
Time Warner Cable, Inc.		21,008	2,903,726
Twenty-First Century Fox, Inc., Class A#		49,667	1,663,348
United Parcel Service, Inc., Class B		25,010	2,560,524
Walgreen Co.		60,910	3,605,872

			118,292,499

Total Common Stocks
(cost $254,906,319)			336,828,941

PREFERRED SECURITIES — 0.4%
Brazil — 0.4%
Petroleo Brasileiro SA ADR#		80,325	1,328,575
Vale SA ADR		67,817	951,473

Total Preferred Securities
(cost $3,661,496)			2,280,048

FOREIGN GOVERNMENT AGENCIES — 24.4%
Brazil — 2.2%
Brazil Notas do Tesouro Nacional Series B Notes 6.00% due 05/15/2015(1)	BRL	6,129,860	2,690,875
Brazil Notas do Tesouro Nacional Series B Notes 6.00% due 08/15/2016(1)	BRL	1,081,191	476,927
Brazil Notas do Tesouro Nacional Series B Bonds 6.00% due 08/15/2018(1)	BRL	1,027,481	447,560
Brazil Notas do Tesouro Nacional Series B Notes 6.00% due 05/15/2045(1)	BRL	11,092,128	4,456,169
Brazil Notas do Tesouro Nacional Series F Notes 10.00% due 01/01/2014	BRL	2,950,000	1,313,478

Security Description	Principal Amount		Value (Note 2)

Brazil (continued)
Brazil Notas do Tesouro Nacional Series F Notes 10.00% due 01/01/2017	BRL	5,200,000	$2,190,963

			11,575,972

Canada — 0.9%
Government of Canada Bonds 1.00% due 11/01/2014	CAD	2,766,000	2,604,327
Government of Canada Bonds 1.00% due 02/01/2015	CAD	530,000	499,001
Government of Canada Bonds 2.25% due 08/01/2014	CAD	1,608,000	1,526,639

			4,629,967

Hungary — 2.4%
Republic of Hungary Senior Bonds 3.50% due 07/18/2016	EUR	135,000	187,029
Republic of Hungary Senior Bonds 3.88% due 02/24/2020	EUR	495,000	651,746
Republic of Hungary Senior Bonds 4.38% due 07/04/2017	EUR	685,000	951,436
Republic of Hungary Bonds 5.50% due 02/12/2016	HUF	164,800,000	769,141
Republic of Hungary Bonds 5.50% due 12/22/2016	HUF	465,190,000	2,170,825
Republic of Hungary Senior Bonds 5.75% due 06/11/2018	EUR	2,165,000	3,132,327
Republic of Hungary Senior Bonds 6.25% due 01/29/2020#		910,000	977,113
Republic of Hungary Senior Bonds 6.38% due 03/29/2021#		400,000	429,500
Republic of Hungary Bonds 6.50% due 06/24/2019	HUF	155,700,000	741,693
Republic of Hungary Bonds 6.75% due 02/24/2017	HUF	633,000,000	3,046,057

			13,056,867

Iceland — 0.1%
Republic of Iceland Bonds 5.88% due 05/11/2022*		500,000	515,000

Indonesia — 0.4%
Republic of Indonesia Senior Bonds 9.00% due 09/15/2018	IDR	2,780,000,000	240,527
Republic of Indonesia Senior Bonds 11.00% due 11/15/2020	IDR	13,282,000,000	1,262,414

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Principal Amount		Value (Note 2)

FOREIGN GOVERNMENT AGENCIES (continued)
Indonesia (continued)
Republic of Indonesia Senior Bonds 12.80% due 06/15/2021	IDR	6,847,000,000	$700,297

			2,203,238

Ireland — 3.2%
Republic of Ireland Bonds 4.40% due 06/18/2019	EUR	204,000	303,736
Republic of Ireland Notes 4.50% due 10/18/2018	EUR	159,000	238,822
Republic of Ireland Bonds 4.50% due 04/18/2020	EUR	701,000	1,035,769
Republic of Ireland Notes 5.00% due 10/18/2020	EUR	3,920,000	5,952,302
Republic of Ireland Notes 5.40% due 03/13/2025	EUR	4,011,220	6,165,436
Republic of Ireland Bonds 5.50% due 10/18/2017	EUR	1,686,800	2,603,004
Republic of Ireland Bonds 5.90% due 10/18/2019	EUR	581,000	923,758

			17,222,827

Malaysia — 0.5%
Government of Malaysia Senior Notes 3.20% due 10/15/2015	MYR	1,430,000	444,867
Government of Malaysia Senior Bonds 3.43% due 08/15/2014	MYR	1,035,000	322,059
Government of Malaysia Senior Bonds 3.74% due 02/27/2015	MYR	1,265,000	395,921
Government of Malaysia Senior Bonds 3.81% due 02/15/2017	MYR	3,115,000	981,477
Government of Malaysia Senior Notes 3.84% due 08/12/2015	MYR	1,045,000	328,191
Government of Malaysia Senior Notes 4.72% due 09/30/2015	MYR	1,342,000	429,330

			2,901,845

Mexico — 2.8%
United Mexican States Bonds 2.50% due 12/10/2020(1)	MXN	2,098,962	166,114
United Mexican States Bonds 3.50% due 12/14/2017(1)	MXN	4,027,195	334,967
United Mexican States Bonds 4.00% due 06/13/2019(1)	MXN	2,691,492	231,545
United Mexican States Bonds 4.50% due 12/18/2014(1)	MXN	1,656,071	132,639
United Mexican States Bonds 5.00% due 06/16/2016(1)	MXN	4,207,966	355,469

Security Description	Principal Amount		Value (Note 2)

Mexico (continued)
United Mexican States Bonds 6.00% due 06/18/2015	MXN	512,000	$40,395
United Mexican States Bonds 6.25% due 06/16/2016	MXN	5,627,000	452,475
United Mexican States Bonds 7.00% due 06/19/2014	MXN	930,000	72,235
United Mexican States Bonds 7.25% due 12/15/2016	MXN	25,476,000	2,104,408
United Mexican States Bonds 7.75% due 12/14/2017	MXN	19,000,000	1,610,130
United Mexican States Bonds 8.00% due 12/19/2013	MXN	49,600,000	3,791,104
United Mexican States Bonds 8.00% due 12/17/2015	MXN	64,725,000	5,332,617
United Mexican States Bonds 9.50% due 12/18/2014	MXN	1,160,000	93,715

			14,717,813

Poland — 3.8%
Government of Poland Bonds zero coupon due 01/25/2014	PLN	14,650,000	4,716,369
Government of Poland Bonds zero coupon due 07/25/2014	PLN	240,000	76,376
Government of Poland Bonds zero coupon due 07/25/2015	PLN	1,271,000	392,401
Government of Poland Bonds zero coupon due 01/25/2016	PLN	11,932,000	3,615,956
Government of Poland FRS Bonds 2.71% due 01/25/2017	PLN	1,357,000	436,709
Government of Poland FRS Bonds 2.71% due 01/25/2021	PLN	1,376,000	434,021
Government of Poland Bonds 5.00% due 04/25/2016	PLN	4,475,000	1,508,825
Government of Poland Bonds 5.50% due 04/25/2015	PLN	3,325,000	1,114,636
Government of Poland Bonds 5.75% due 04/25/2014	PLN	10,640,000	3,481,232
Government of Poland Bonds 6.25% due 10/24/2015	PLN	12,572,000	4,311,990

			20,088,515

Russia — 1.0%
Russian Federation Senior Bonds 7.50% due 03/31/2030*(2)		4,473,040	5,233,457

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Principal Amount		Value (Note 2)

FOREIGN GOVERNMENT AGENCIES (continued)
Serbia — 0.1%
Republic of Serbia Senior Notes 5.25% due 11/21/2017#*		$270,000	$269,041
Republic of Serbia Senior Notes 7.25% due 09/28/2021*		280,000	292,600

			561,641

Singapore — 0.3%
Republic of Singapore Senior Notes 0.25% due 02/01/2014	SGD	1,400,000	1,115,384
Republic of Singapore Senior Notes 1.13% due 04/01/2016	SGD	610,000	495,792

			1,611,176

Slovenia — 0.2%
Republic of Slovenia Senior Notes 5.50% due 10/26/2022*		690,000	682,237
Republic of Slovenia Bonds 5.85% due 05/10/2023*		240,000	241,800

			924,037

South Korea — 3.7%
Republic of South Korea Senior Notes 2.74% due 02/02/2015	KRW	1,100,820,000	1,040,196
Republic of South Korea Senior Notes 2.75% due 12/10/2015	KRW	1,530,800,000	1,441,621
Republic of South Korea Senior Notes 2.76% due 06/02/2015	KRW	376,900,000	355,846
Republic of South Korea Senior Notes 2.78% due 10/02/2014	KRW	1,056,600,000	999,415
Republic of South Korea Senior Notes 2.80% due 08/02/2015	KRW	2,887,440,000	2,724,810
Republic of South Korea Senior Notes 2.82% due 08/02/2014	KRW	265,000,000	250,740
Republic of South Korea Senior Notes 2.84% due 12/02/2014	KRW	376,570,000	356,301
Republic of South Korea Senior Notes 3.00% due 12/10/2013	KRW	6,027,200,000	5,695,593
Republic of South Korea Senior Notes 3.25% due 12/10/2014	KRW	199,730,000	189,729
Republic of South Korea Senior Notes 3.25% due 06/10/2015	KRW	314,300,000	298,827
Republic of South Korea Senior Notes 3.50% due 06/10/2014	KRW	6,610,230,000	6,274,697

			19,627,775

Sweden — 1.5%
Kingdom of Sweden Bonds 6.75% due 05/05/2014	SEK	49,670,000	7,761,825

Security Description	Principal Amount		Value (Note 2)

Ukraine — 1.0%
Government of Ukraine Bonds 7.50% due 04/17/2023#*		$600,000	$510,120
Government of Ukraine Senior Notes 7.80% due 11/28/2022*		1,280,000	1,101,056
Government of Ukraine Senior Notes 7.95% due 02/23/2021#*		770,000	677,600
Government of Ukraine Senior Notes 9.25% due 07/24/2017*		3,210,000	2,985,300

			5,274,076

Vietnam — 0.3%
Republic of Vietnam Senior Bonds 6.75% due 01/29/2020#*		1,695,000	1,826,362

Total Foreign Government Agencies
(cost $126,168,663)			129,732,393

FOREIGN GOVERNMENT TREASURIES — 0.4%
South Korea — 0.4%
Bank of Korea Senior Notes 2.47% due 04/02/2015	KRW	370,900,000	350,548
Bank of Korea Senior Notes 2.55% due 05/09/2014	KRW	118,700,000	112,141
Bank of Korea Senior Notes 2.81% due 10/02/2015	KRW	60,000,000	56,649
Bank of Korea Senior Notes 3.28% due 06/02/2014	KRW	518,420,000	491,510
Bank of Korea Senior Notes 3.47% due 02/02/2014	KRW	297,530,000	281,561
Bank of Korea Senior Notes 3.48% due 12/02/2013	KRW	216,400,000	204,479
Bank of Korea Senior Notes 3.59% due 04/02/2014	KRW	437,290,000	414,574

Total Foreign Government Treasuries
(cost $1,755,187)			1,911,462

Total Long-Term Investment Securities
(cost $386,491,665)			470,752,844

SHORT-TERM INVESTMENT SECURITIES — 14.5%
Foreign Government Treasuries — 1.8%
Bank Negara Malaysia Monetary Notes
2.83% due 04/15/2014	MYR	70,000	21,486
2.83% due 09/09/2014	MYR	915,000	277,509
2.83% due 09/18/2014	MYR	850,000	257,610
2.85% due 01/16/2014	MYR	40,000	12,367
2.85% due 02/06/2014	MYR	20,000	6,173
2.85% due 02/18/2014	MYR	320,000	98,666
2.85% due 02/20/2014	MYR	250,000	77,070
2.85% due 03/27/2014	MYR	10,000	3,074
2.85% due 05/15/2014	MYR	10,000	3,062
2.85% due 05/20/2014	MYR	165,000	50,501
2.85% due 05/27/2014	MYR	45,000	13,765
2.85% due 10/16/2014	MYR	80,000	24,191

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Principal Amount		Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES (continued)
Foreign Government Treasuries (continued)
Bank Negara Malaysia Monetary Notes (continued)
2.86% due 03/20/2014	MYR	100,000	$30,759
2.86% due 03/27/2014	MYR	10,000	3,074
2.86% due 06/05/2014	MYR	20,000	6,113
2.86% due 07/08/2014	MYR	30,000	9,145
2.86% due 08/14/2014	MYR	90,000	27,353
2.86% due 11/06/2014	MYR	130,000	39,245
2.87% due 12/26/2013	MYR	50,000	15,483
2.87% due 03/27/2014	MYR	60,000	18,446
2.87% due 04/24/2014	MYR	260,000	79,747
2.87% due 06/03/2014	MYR	70,000	21,400
2.87% due 06/17/2014	MYR	50,000	15,268
2.87% due 07/15/2014	MYR	1,220,000	371,679
2.87% due 07/24/2014	MYR	1,830,000	557,115
2.87% due 08/21/2014	MYR	10,000	3,038
2.87% due 10/16/2014	MYR	240,000	72,574
2.88% due 01/09/2014	MYR	375,000	116,003
2.88% due 01/16/2014	MYR	1,090,000	337,000
2.88% due 01/09/2014	MYR	255,000	78,580
2.88% due 01/09/2014	MYR	700,000	211,321
2.89% due 08/05/2014	MYR	100,000	30,414
2.90% due 03/13/2014	MYR	20,000	6,155
2.90% due 04/03/2014	MYR	10,000	3,073
2.90% due 07/15/2014	MYR	310,000	94,443
2.90% due 07/24/2014	MYR	300,000	91,330
2.90% due 10/02/2014	MYR	685,000	207,371
2.90% due 10/16/2014	MYR	1,845,000	557,915
2.91% due 03/13/2014	MYR	70,000	21,544
2.91% due 05/15/2014	MYR	10,000	3,062
2.91% due 05/27/2014	MYR	5,000	1,529
2.92% due 12/05/2013	MYR	10,000	3,102
2.92% due 12/10/2013	MYR	20,000	6,201
2.92% due 12/31/2013	MYR	25,000	7,738
2.92% due 06/05/2014	MYR	110,000	33,622
2.93% due 12/19/2013	MYR	150,000	46,474
2.93% due 01/09/2014	MYR	30,000	9,280
2.93% due 01/30/2014	MYR	50,000	15,440
2.93% due 08/21/2014	MYR	50,000	15,188
2.94% due 06/12/2014	MYR	10,000	3,055
2.95% due 06/19/2014	MYR	60,000	18,318
2.95% due 10/28/2014	MYR	30,000	9,063

			4,043,134

Bank of Korea
2.57% due 06/06/2014	KRW	1,134,000,000	1,071,313
2.72% due 09/09/2014	KRW	1,119,000,000	1,058,988

			2,130,301

Government of Canada
0.07% due 02/01/2014	CAD	410,000	386,028

Government of Malaysia
2.90% due 05/30/2014	MYR	300,000	91,714

Republic of Singapore
0.29% due 04/04/2014	SGD	615,000	489,599

Republic of the Philippines
0.07% due 04/10/2014	PHP	6,300,000	143,918
0.30% due 04/10/2014	PHP	53,360,000	1,218,960

			1,362,878

United Mexican States
3.61% due 03/20/2014	MXN	11,710,000	88,419
3.77% due 01/09/2014	MXN	10,780,000	81,925

Security Description	Principal Amount		Value (Note 2)

Foreign Government Treasuries (continued)
United Mexican States (continued)
3.77% due 04/30/2014	MXN	10,770,000	$80,961
3.80% due 04/03/2014	MXN	10,780,000	81,259
3.95% due 04/30/2014	MXN	24,890,000	187,104
4.00% due 04/30/2014	MXN	25,650,000	192,817
4.06% due 01/09/2014	MXN	44,301,000	336,583

			1,049,068

Total Foreign Government Treasuries
(cost $9,659,404)			9,552,722

Registered Investment Companies — 4.0%
State Street Navigator Securities Lending Prime Portfolio(3)
(cost $21,540,367)		$21,540,367	21,540,367

Time Deposits — 2.5%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/02/2013
(cost $13,579,000)		13,579,000	13,579,000

U.S. Government Agencies — 6.2%
Federal Home Loan Bank 0.01% due 12/02/2013
(cost $32,750,000)		32,750,000	32,750,000

Total Short-Term Investment Securities
(cost $77,528,771)			77,422,089

TOTAL INVESTMENTS —
(cost $464,020,436)(4)		102.9%	548,174,933
Liabilities in excess of other assets		(2.9)	(15,675,366)

NET ASSETS —		100.0%	$532,499,567

#	The security or a portion thereof is out on loan (see Note 2)
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2013, the aggregate value of these securities was $14,334,573 representing 2.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Principal amount of security is adjusted for inflation.
(2)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of November 30, 2013.
(3)	At November 30, 2013, the Fund had loaned securities with a total value of $22,580,902. This was secured by collateral of $21,540,367, which was received in cash and subsequently invested in short-term investments currently value at $21,540,367 as reported in the portfolio of investments. The remaining collateral of $1,673,489 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2013
Federal National Mtg. Assoc.	3.00% to 4.00%	10/29/2029 to 05/25/2042	$1,673,489

(4)	See Note 5 for cost of investments on a tax basis.

ADR — American Depository Receipt

CVA — Certification Van Aandelen (Dutch Cert.)

BRL — Brazilian Real

CAD — Canadian Dollar

EUR — Euro Dollar

HUF — Hungarian Forint

IDR — Indonesian Rupiah

KRW — South Korean Won

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

MXN — Mexican Peso

MYR — Malaysian Ringgit

PLN — Polish Zloty

SEK — Swedish Krona

SGD — Singapore Dollar

FRS — Floating Rate Security

The rates shown on FRS are the current interest rates at November 30, 2013 and unless noted otherwise, the dates shown are the original maturity dates.

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Barclays Investments, Inc.	EUR	181,000	USD	237,897	01/21/2014	$–	$(7,996)
	EUR	3,039,000	USD	4,105,993	02/11/2014	–	(22,732)
	EUR	2,433,210	USD	3,243,733	02/26/2014	–	(62,069)
	EUR	311,476	USD	416,053	02/27/2014	–	(7,124)
	EUR	271,769	USD	355,593	03/07/2014	–	(13,643)
	EUR	437,439	USD	569,869	03/10/2014	–	(24,456)
	EUR	130,161	USD	169,375	03/17/2014	–	(7,470)
	EUR	72,605	USD	94,285	03/21/2014	–	(4,362)
	EUR	188,102	USD	242,097	04/07/2014	–	(13,480)
	EUR	345,709	USD	451,565	04/25/2014	–	(18,169)
	EUR	453,864	USD	601,570	05/05/2014	–	(15,132)
	EUR	154,000	USD	201,340	07/16/2014	–	(7,948)
	EUR	453,000	USD	600,787	08/05/2014	–	(14,878)
	EUR	214,240	USD	287,208	08/25/2014	–	(3,978)
	EUR	54,521	USD	72,840	09/19/2014	–	(1,268)
	EUR	131,194	USD	177,605	09/24/2014	–	(725)
	EUR	45,404	USD	62,513	10/27/2014	789	–
	JPY	22,560,000	USD	243,697	02/25/2014	23,316	–
	JPY	45,070,000	USD	487,325	02/27/2014	47,047	–
	JPY	40,123,600	USD	404,705	03/07/2014	12,728	–
	JPY	65,630,000	USD	674,400	06/10/2014	32,857	–
	JPY	557,000,000	USD	5,686,923	11/05/2014	234,895	–
	USD	156,934	CLP	77,400,000	02/11/2014	–	(12,768)
	USD	1,039,369	SGD	1,318,751	02/12/2014	11,453	–
	USD	404,442	CLP	200,300,000	03/05/2014	–	(32,181)
	USD	381,890	SGD	485,000	08/18/2014	4,725	–

						367,810	(270,379)

Citibank N.A.	EUR	1,203,000	USD	1,578,035	01/10/2014	–	(56,238)
	EUR	375,660	USD	499,628	01/14/2014	–	(10,709)
	EUR	2,172,000	USD	2,941,257	02/10/2014	–	(9,573)
	EUR	795,744	USD	1,039,600	03/10/2014	–	(41,535)
	EUR	89,576	USD	116,286	03/18/2014	–	(5,418)
	EUR	157,344	USD	204,657	03/26/2014	–	(9,124)
	EUR	134,537	USD	178,171	07/28/2014	–	(4,672)
	EUR	97,289	USD	129,521	08/08/2014	–	(2,704)
	EUR	27,522	USD	36,673	08/11/2014	–	(733)
	EUR	1,545,000	USD	2,092,788	10/15/2014	–	(7,467)
	EUR	2,388,000	USD	3,215,979	11/07/2014	–	(30,500)
	EUR	1,316,000	USD	1,769,652	11/17/2014	–	(19,509)
	INR	4,668,000	USD	73,943	12/03/2013	–	(757)
	JPY	90,060,000	USD	974,596	02/13/2014	94,889	–
	JPY	44,980,000	USD	487,332	02/19/2014	47,952	–
	JPY	32,100,000	USD	323,687	06/09/2014	9,907	–
	JPY	72,889,000	USD	732,654	07/24/2014	19,891	–
	JPY	80,345,200	USD	835,419	08/13/2014	49,612	–
	JPY	161,237,200	USD	1,631,589	11/12/2014	53,257	–
	USD	66,667	INR	4,668,000	12/03/2013	8,033	–
	USD	71,500	INR	4,623,000	01/06/2014	1,878	–
	USD	665,738	CLP	327,410,000	02/20/2014	–	(56,445)
	USD	72,115	INR	4,668,000	03/03/2014	1,011	–
	USD	306,225	CLP	159,543,000	10/24/2014	–	(16,791)

						286,430	(272,175)

Deutsche Bank AG	EUR	1,428,000	USD	1,916,276	02/11/2014	–	(23,776)
	EUR	1,270,000	USD	1,662,303	03/07/2014	–	(63,169)
	EUR	2,751,814	SEK	23,782,000	03/24/2014	–	(119,352)
	EUR	234,000	USD	304,025	03/26/2014	–	(13,908)
	EUR	36,531	USD	47,104	03/31/2014	–	(2,531)
	EUR	119,927	USD	154,124	04/03/2014	–	(8,821)
	EUR	511,000	USD	657,734	04/04/2014	–	(36,565)
	EUR	133,071	USD	174,157	04/11/2014	–	(6,650)
	EUR	686,000	USD	910,747	04/30/2014	–	(21,368)
	EUR	352,066	MYR	1,491,000	07/18/2014	–	(21,919)
	EUR	394,284	MYR	1,683,000	07/22/2014	–	(20,612)
	EUR	133,000	USD	174,472	07/22/2014	–	(6,279)
	EUR	120,000	USD	157,682	07/23/2014	–	(5,402)

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Open Forward Foreign Currency Contracts (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
	EUR	508,005	MYR	2,164,000	07/25/2014	$–	$(28,015)
	EUR	316,000	USD	417,952	07/25/2014	–	(11,505)
	EUR	797,552	SEK	6,934,000	07/29/2014	–	(31,239)
	EUR	80,784	USD	107,879	08/29/2014	–	(1,920)
	EUR	137,755	USD	185,542	11/19/2014	–	(1,743)
	EUR	122,735	USD	166,306	11/28/2014	–	(564)
	JPY	58,120,000	USD	655,624	01/17/2014	87,985	–
	JPY	23,100,000	USD	240,385	06/11/2014	14,577	–
	JPY	70,835,000	USD	712,999	11/14/2014	19,590	–
	JPY	691,920,000	USD	6,984,858	11/17/2014	211,401	–
	JPY	686,286,000	USD	6,865,606	11/19/2014	147,169	–
	USD	649,841	SGD	816,200	12/23/2013	499	–
	USD	248,118	INR	15,966,000	12/26/2013	5,973	–
	USD	40,740	INR	2,602,700	12/31/2013	631	–
	USD	86,309	INR	5,431,000	01/08/2014	–	(147)
	USD	337,310	MYR	1,043,400	01/08/2014	–	(14,300)
	USD	504,027	INR	31,543,000	01/15/2014	–	(4,451)
	USD	814,632	INR	51,060,000	01/17/2014	–	(6,340)
	USD	169,529	INR	10,622,000	01/22/2014	–	(1,583)
	USD	490,127	SGD	624,000	02/07/2014	7,092	–
	USD	83,647	INR	5,308,000	02/10/2014	–	(97)
	USD	129,602	CLP	63,890,000	02/14/2014	–	(10,635)
	USD	222,014	INR	14,554,000	02/18/2014	6,654	–
	USD	205,982	INR	13,258,000	02/20/2014	2,229	–
	USD	275,131	CLP	136,080,000	02/25/2014	–	(22,020)
	USD	315,980	CLP	156,410,000	02/26/2014	–	(25,083)
	USD	249,107	INR	15,966,000	02/26/2014	1,290	–
	USD	483,846	CLP	239,310,000	02/27/2014	–	(38,813)
	USD	483,712	INR	31,012,200	02/27/2014	2,547	–
	USD	184,157	SGD	235,500	02/27/2014	3,502	–
	USD	431,898	INR	27,597,000	02/28/2014	714	–
	USD	237,941	SGD	294,500	02/28/2014	–	(3,268)
	USD	347,409	CLP	171,950,000	03/03/2014	–	(27,769)
	USD	346,464	CLP	171,950,000	03/05/2014	–	(26,892)
	USD	383,110	CLP	190,310,000	03/06/2014	–	(29,453)
	USD	381,949	CLP	189,160,000	03/07/2014	–	(30,465)
	USD	372,099	CLP	184,040,000	03/13/2014	–	(30,344)
	USD	594,383	SGD	758,100	03/19/2014	9,740	–
	USD	386,189	CLP	190,700,000	04/04/2014	–	(32,883)
	USD	122,931	MYR	394,093	04/16/2014	–	(1,653)
	USD	286,649	SGD	363,500	05/19/2014	3,068	–
	USD	1,100,849	MYR	3,540,000	07/15/2014	–	(16,738)
	USD	501,392	MYR	1,621,000	07/18/2014	–	(5,041)
	USD	787,302	MYR	2,557,000	07/22/2014	–	(4,505)
	USD	965,318	MYR	3,109,000	07/25/2014	–	(13,674)
	USD	981,353	SGD	1,242,000	08/12/2014	8,691	–
	USD	286,717	SGD	363,500	08/19/2014	3,045	–
	USD	184,229	SGD	235,500	08/27/2014	3,501	–
	USD	342,865	CLP	179,490,000	09/30/2014	–	(16,472)
	USD	390,933	MYR	1,259,000	10/24/2014	–	(7,413)
	USD	248,614	MYR	810,160	11/19/2014	–	(2,175)

						539,898	(797,552)

Goldman Sachs International	EUR	849,000	USD	1,136,471	02/21/2014	–	(16,984)
	EUR	316,000	USD	418,340	07/25/2014	–	(11,118)
	JPY	45,170,000	USD	487,289	02/19/2014	46,054	–

						46,054	(28,102)

HSBC Bank PLC	EUR	372,921	USD	490,504	12/09/2013	–	(16,109)
	EUR	1,585,000	USD	2,143,475	02/10/2014	–	(9,871)
	EUR	686,000	USD	909,245	08/04/2014	–	(23,083)
	EUR	1,801,000	USD	2,445,812	10/20/2014	–	(2,489)
	JPY	67,990,000	USD	730,981	02/12/2014	66,858	–
	JPY	48,100,000	USD	485,810	06/09/2014	15,629	–
	JPY	69,900,000	USD	722,615	06/10/2014	39,332	–
	USD	525,669	INR	33,693,000	01/06/2014	9,123	–
	USD	321,719	INR	20,286,000	01/29/2014	–	(1,516)
	USD	504,405	SGD	624,000	02/07/2014	–	(7,187)
	USD	1,977,993	KRW	2,228,406,400	02/10/2014	118,468	–
	USD	89,103	INR	5,733,000	02/12/2014	1,095	–
	USD	222,494	INR	14,470,000	02/13/2014	5,113	–
	USD	287,579	SGD	363,500	02/18/2014	2,072	–

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Open Forward Foreign Currency Contracts (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
	USD	292,141	INR	18,740,000	02/27/2014	$1,694	$–
	USD	325,868	INR	21,106,500	03/03/2014	4,773	–
	USD	1,130,429	MXN	14,850,450	03/10/2014	–	(5,628)
	USD	844,291	SGD	1,053,000	03/14/2014	–	(5,176)
	USD	694,962	SGD	867,000	03/19/2014	–	(4,057)
	USD	517,871	SGD	652,000	06/20/2014	1,821	–
	USD	269,265	MYR	883,000	07/31/2014	935	–
	USD	546,830	MYR	1,800,000	08/12/2014	3,643	–
	USD	286,762	SGD	363,500	08/19/2014	3,000	–
	USD	523,821	MYR	1,680,000	10/22/2014	–	(11,998)
	USD	259,534	MYR	840,371	10/24/2014	–	(3,538)
	USD	148,342	MYR	483,000	11/20/2014	–	(1,428)

						273,556	(92,080)

JPMorgan Chase & Co.	EUR	548,072	USD	717,563	01/14/2014	–	(26,997)
	EUR	375,660	USD	500,511	01/22/2014	–	(9,834)
	EUR	2,128,000	USD	2,844,029	02/19/2014	–	(47,071)
	EUR	729,000	USD	955,495	04/14/2014	–	(35,019)
	EUR	502,065	MYR	2,164,000	07/30/2014	–	(20,116)
	JPY	105,540,000	USD	1,191,958	01/17/2014	161,184	–
	JPY	67,952,000	USD	730,957	02/12/2014	67,205	–
	JPY	45,100,000	USD	487,320	02/13/2014	46,783	–
	JPY	45,120,000	USD	487,299	02/18/2014	46,554	–
	JPY	32,200,000	USD	323,407	06/09/2014	8,650	–
	JPY	47,400,000	USD	481,725	06/10/2014	18,383	–
	JPY	64,760,000	USD	674,418	06/11/2014	41,374	–
	JPY	27,300,000	USD	288,935	06/17/2014	22,058	–
	USD	783,872	MYR	2,432,356	12/17/2013	–	(29,846)
	USD	68,437	MYR	210,000	01/16/2014	–	(3,459)
	USD	81,474	INR	5,104,000	01/22/2014	–	(774)
	USD	88,710	SGD	110,000	01/24/2014	–	(1,060)
	USD	432,067	MYR	1,342,000	01/30/2014	–	(17,179)
	USD	302,049	MYR	951,000	02/04/2014	–	(8,132)
	USD	180,887	INR	11,460,000	02/06/2014	–	(339)
	USD	248,258	INR	16,267,000	02/18/2014	7,323	–
	USD	380,752	INR	24,362,000	02/28/2014	1,147	–
	USD	82,732	SGD	106,000	03/19/2014	1,738	–
	USD	1,003,284	MYR	3,269,000	07/30/2014	–	(2,915)
	USD	1,450,642	SGD	1,831,000	07/31/2014	8,889	–
	USD	59,554	MYR	200,000	08/27/2014	1,564	–
	USD	283,144	MYR	916,000	10/20/2014	–	(4,048)
	USD	260,475	MYR	833,000	10/31/2014	–	(6,822)
	EUR	686,000	USD	911,979	07/31/2014	–	(20,339)
	EUR	112,835	USD	150,886	08/27/2014	–	(2,475)
	EUR	701,089	USD	949,005	11/20/2014	–	(4,167)
	JPY	112,000,000	USD	1,124,159	07/24/2014	28,940	–
	JPY	39,100,000	USD	394,451	07/25/2014	12,099	–
	JPY	99,670,000	USD	1,015,383	10/20/2014	39,947	–
	JPY	56,320,000	USD	569,522	11/13/2014	18,207	–
	USD	196,687	CLP	96,770,000	01/30/2014	–	(16,225)
	USD	142,276	CLP	70,000,000	02/21/2014	–	(12,023)
	USD	240,795	CLP	118,700,000	02/24/2014	–	(19,989)
	USD	65,097	CLP	32,200,000	02/28/2014	–	(5,222)
	USD	142,770	CLP	70,600,000	03/21/2014	–	(11,779)
	USD	199,253	CLP	98,979,000	04/28/2014	–	(16,336)
	USD	154,494	CLP	79,240,000	06/03/2014	–	(8,604)

						532,045	(330,770)

Morgan Stanley and Co., Inc.	EUR	146,136	SEK	1,283,353	07/16/2014	–	(3,717)
	EUR	125,666	SEK	1,094,428	07/22/2014	–	(4,611)
	USD	310,271	CLP	152,700,000	01/13/2014	–	(25,021)
	USD	347,163	CLP	171,620,000	02/14/2014	–	(27,596)
	USD	170,648	CLP	84,360,000	02/24/2014	–	(13,721)
	USD	326,291	CLP	161,400,000	02/26/2014	–	(26,114)
	USD	154,141	CLP	76,300,000	03/10/2014	–	(12,411)
	USD	356,414	CLP	174,340,000	04/14/2014	–	(33,756)
	USD	317,145	CLP	156,210,000	04/21/2014	–	(28,253)
	USD	158,012	CLP	77,900,000	05/12/2014	–	(14,260)
	USD	557,856	CLP	280,490,000	05/22/2014	–	(40,797)
	USD	244,507	CLP	130,090,000	07/31/2014	–	(6,461)
	USD	1,157,484	SGD	1,467,690	08/01/2014	12,446	–

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Open Forward Foreign Currency Contracts (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
	USD	122,179	CLP	65,020,000	08/20/2014	$–	$(3,452)

						12,446	(240,170)

UBS AG	EUR	195,111	USD	256,136	12/09/2013	–	(8,922)
	EUR	3,447,257	USD	4,514,634	01/13/2014	–	(168,485)
	EUR	664,629	USD	885,399	01/27/2014	–	(17,528)
	EUR	177,000	USD	240,039	02/03/2014	–	(427)
	EUR	1,629,000	USD	2,205,536	02/10/2014	–	(7,587)
	EUR	1,210,000	USD	1,622,973	02/13/2014	–	(20,915)
	EUR	1,333,312	USD	1,781,771	02/26/2014	–	(29,690)
	EUR	214,699	USD	287,538	02/28/2014	–	(4,157)
	EUR	1,053,932	SEK	9,282,820	07/16/2014	–	(22,663)
	EUR	685,000	USD	911,667	08/01/2014	–	(19,295)
	EUR	1,025,174	SEK	9,000,000	08/26/2014	–	(27,831)

						–	(327,500)

Net Unrealized Appreciation/(Depreciation)						$2,058,239	$(2,358,728)

Currency Legend

CLP—Chilean Peso

EUR—Euro Dollar

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

SEK—Swedish Krona

SGD—Singapore Dollar

USD—United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
France	$31,909,753	$—	$—	$31,909,753
United Kingdom	44,895,437	—	—	44,895,437
United States	118,292,499	—	—	118,292,499
Other Countries*	141,731,252	—	—	141,731,252
Preferred Securities	2,280,048	—	—	2,280,048
Foreign Government Agencies	—	129,732,393	—	129,732,393
Foreign Government Treasuries	—	1,911,462	—	1,911,462
Short-Term Investment Securities:
Foreign Government Treasuries	—	9,552,722	—	9,552,722
Registered Investment Companies	21,540,367	—	—	21,540,367
Time Deposits	—	13,579,000	—	13,579,000
U.S. Government Agencies	—	32,750,000	—	32,750,000
Other Financial Instruments:+
Open Forward Foreign Currency Contracts - Appreciation	—	2,058,239	—	2,058,239

Total	$360,649,356	$189,583,816	$—	$550,233,172

LIABILITIES:
Other Financial Instruments:+
Open Forward Foreign Currency Contracts - Depreciation	$—	$2,358,728	$—	$2,358,728

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $169,626,839 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements

VALIC Company I Government Securities Fund

PORTFOLIO PROFILE — November 30, 2013 (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	27.6%
United States Treasury Notes	21.9
Federal Home Loan Mtg. Corp.	18.1
United States Treasury Bonds	8.0
Investment Companies	6.7
Repurchase Agreements	6.1
Government National Mtg. Assoc.	5.6
Federal Farm Credit Bank	3.0
Diversified Financial Services	0.8
Insurance — Reinsurance	0.8
Federal Home Loan Bank	0.7
Diversified Banking Institutions	0.4
Computers	0.3
Banks — Commercial	0.2
Chemicals — Diversified	0.2
Electric — Integrated	0.2
Multimedia	0.2
Banks — Super Regional	0.1
Cable/Satellite TV	0.1
Networking Products	0.1
Telephone — Integrated	0.1
Auto/Truck Parts & Equipment — Original	0.1
Real Estate Investment Trusts	0.1
Transport — Rail	0.1

101.5%

Credit Quality†#

Aaa	95.6%
Aa	2.6
A	0.5
Baa	1.3

100.0%

*	Calculated as a percentage of net assets.
†	Source: Moody’s
#	Calculated as percentage of total debt issues, excluding short-term securities.

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES — 0.8%
Diversified Financial Services — 0.8%
Commercial Mtg. Pass Through Certs. VRS Series 2012-CR2, Class XA 2.11% due 08/15/2045(1)	$982,081	$111,024
DBUBS Mtg. Trust Series 2011-LC2A, Class A1 3.53% due 07/10/2044*(1)	338,752	362,056
UBS-BAMLL Trust Series 2012-WRM, Class A 3.66% due 06/10/2030*(1)	217,000	209,720
Wells Fargo Re-REMIC Trust Series 2012-IO, Class A 1.75% due 08/20/2021*(1)	256,725	256,083
WF-RBS Commercial Mtg. Trust Series 2011-C3, Class A4 4.38% due 03/15/2044*(1)	310,000	330,822

Total Asset Backed Securities
(cost $1,258,590)		1,269,705

U.S. CORPORATE BONDS & NOTES — 2.6%
Auto/Truck Parts & Equipment - Original — 0.1%
Johnson Controls, Inc. Senior Notes 5.00% due 03/30/2020	200,000	218,761

Banks - Super Regional — 0.1%
Wells Fargo & Co. Senior Notes 1.50% due 07/01/2015	237,000	240,269

Cable/Satellite TV — 0.1%
Comcast Corp. Company Guar. Notes 5.70% due 05/15/2018	200,000	232,565

Chemicals - Diversified — 0.2%
Dow Chemical Co. Senior Notes 8.55% due 05/15/2019	200,000	258,808

Computers — 0.3%
Apple, Inc. Senior Notes 2.40% due 05/03/2023	227,000	205,734
Hewlett-Packard Co. Senior Notes 6.13% due 03/01/2014	200,000	202,598

		408,332

Diversified Banking Institutions — 0.4%
Citigroup, Inc. Senior Notes 4.50% due 01/14/2022	162,000	171,227
Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/2018	200,000	229,334
Morgan Stanley Senior Notes 3.80% due 04/29/2016	200,000	211,924

		612,485

Electric - Integrated — 0.2%
San Diego Gas & Electric Co. 1st Mtg. Bonds 6.00% due 06/01/2026	200,000	242,527

Insurance - Reinsurance — 0.8%
Berkshire Hathaway Finance Corp. Company Guar. Notes 0.95% due 08/15/2016	1,250,000	1,256,586

Security Description	Principal Amount	Value (Note 2)

Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 4.95% due 02/15/2019	$200,000	$227,631

Real Estate Investment Trusts — 0.1%
CommonWealth REIT Senior Notes 5.75% due 11/01/2015	200,000	209,451

Telephone - Integrated — 0.1%
Verizon Communications, Inc. Senior Notes 2.50% due 09/15/2016	160,000	166,151

Transport - Rail — 0.1%
Norfolk Southern Corp. Senior Notes 2.90% due 02/15/2023	89,000	83,570
Norfolk Southern Corp. Senior Notes 5.59% due 05/17/2025	19,000	21,124

		104,694

Total U.S. Corporate Bonds & Notes
(cost $4,090,980)		4,178,260

FOREIGN CORPORATE BONDS & NOTES — 7.1%
Banks - Commercial — 0.2%
Australia & New Zealand Banking Group, Ltd. Bonds 2.40% due 11/23/2016*	250,000	260,525

Investment Companies — 6.7%
Temasek Financial I, Ltd. Company Guar. Notes 4.50% due 09/21/2015*	10,000,000	10,696,320

Multimedia — 0.2%
Thomson Reuters Corp. Company Guar. Notes 6.50% due 07/15/2018	200,000	235,536

Telephone - Integrated — 0.0%
Nippon Telegraph & Telephone Corp. Senior Notes 1.40% due 07/18/2017	60,000	60,026

Total Foreign Corporate Bonds & Notes
(cost $11,073,401)		11,252,407

U.S. GOVERNMENT AGENCIES — 55.0%
Federal Farm Credit Bank — 3.0%
3.35% due 10/21/2025	1,500,000	1,463,750
4.88% due 12/16/2015	2,000,000	2,183,196
4.88% due 01/17/2017	1,000,000	1,130,542

		4,777,488

Federal Home Loan Bank — 0.7%
Federal Home Loan Bank 4.75% due 09/11/2015	1,000,000	1,078,408

Federal Home Loan Mtg. Corp. — 18.1%
3.50% due 06/01/2033	2,898,411	2,980,056
4.50% due 09/01/2019	128,207	135,890
4.50% due 09/01/2039	1,699,591	1,814,653
4.50% due 11/01/2039	727,771	776,018
4.50% due 02/01/2040	1,075,787	1,147,072
4.50% due 04/01/2040	88,823	94,712
4.50% due 06/01/2040	316,215	337,183
4.50% due 08/01/2040	1,058,818	1,129,185
4.50% due 03/01/2041	3,032,682	3,233,613

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
4.50% due 04/01/2041	$435,578	$464,379
4.50% due 06/01/2041	794,619	847,843
4.75% due 11/17/2015	3,000,000	3,258,957
5.00% due 12/14/2018	1,000,000	1,152,002
5.00% due 10/01/2034	57,410	61,891
5.50% due 12/01/2036	39,115	42,386
6.00% due 11/01/2033	116,484	129,695
6.50% due 02/01/2032	77,123	87,949
7.50% due 09/01/2016	4,926	4,944
8.00% due 02/01/2030	3,859	4,061
8.00% due 08/01/2030	560	650
8.00% due 06/01/2031	2,793	3,249
Federal Home Loan Mtg. Corp. FRS 2.55% due 12/01/2035	29,228	31,272
Federal Home Loan Mtg. Corp. REMIC Series 4150, Class GE 2.00% due 01/15/2033	2,816,601	2,744,958
Series 4186, Class JE
2.00% due 03/15/2033	700,412	676,785
Series 3981, Class PA
3.00% due 04/15/2031	703,094	722,610
Series 4150, Class IG
3.00% due 01/15/2033(2)	9,392,336	1,275,436
Series 4057, Class WY
3.50% due 06/15/2027	1,000,000	981,631
Series 3813, Class D
4.00% due 02/15/2026	1,000,000	1,035,288
Series 3917, Class B
4.50% due 08/15/2026	465,000	498,166
Series 3927, Class AY
4.50% due 09/15/2026	1,494,968	1,604,491
Series 3786, Class PB
4.50% due 07/15/2040	1,000,000	1,095,802
Federal Home Loan Mtg. Corp. REMIC FRS Series 4039, Class SA 6.33% due 05/15/2042(2)	1,414,902	273,545

		28,646,372

Federal National Mtg. Assoc. — 27.6%
zero coupon due 10/09/2019	1,250,000	1,069,169
1.87% due 01/01/2036	19,369	20,593
4.00% due 09/01/2040	274,489	286,449
4.00% due 10/01/2040	258,218	269,399
4.00% due 12/01/2040	288,332	300,887
4.00% due 01/01/2041	692,835	723,000
4.00% due 02/01/2041	3,212,730	3,353,018
4.00% due 03/01/2041	4,110,359	4,291,110
4.00% due 06/01/2042	2,376,475	2,491,734
5.00% due 02/01/2019	176,609	189,251
5.00% due 12/01/2036	90,006	97,705
5.50% due 12/01/2033	100,064	109,547
5.50% due 10/01/2034	189,844	207,352
6.00% due 06/01/2035	13,347	14,682
6.00% due 08/25/2037(2)	792,146	132,342
6.50% due 02/01/2017	11,077	11,654
6.50% due 07/01/2032	15,411	17,392
7.00% due 09/01/2031	34,692	39,456
11.50% due 09/01/2019	20	21
12.00% due 01/15/2016	18	18
12.50% due 09/20/2015	5	5
13.00% due 11/15/2015	3	3
Federal National Mtg. Assoc. FRS
2.22% due 02/01/2035	9,295	9,836
2.26% due 11/01/2034	34,054	35,438

Security Description	Principal Amount	Value (Note 2)

Federal National Mtg. Assoc. (continued)
Federal National Mtg. Assoc. REMIC
Series 2002-34, Class AO
zero coupon due 05/18/2032	$766,832	$718,905
Series 2013-15, Class DC
2.00% due 03/25/2033	1,904,933	1,849,837
Series 2011-126, Class EC
2.00% due 04/25/2040	1,242,765	1,247,031
Series 2012-38, Class PA
2.00% due 09/25/2041	4,449,453	4,280,672
Series 2013-23, Class KJ
2.25% due 05/25/2042	2,882,777	2,798,453
Series 2012-93, Class ME
2.50% due 01/25/2042	4,615,366	4,629,665
Series 2013-110, Class DE
3.00% due 11/25/2030	5,933,542	6,068,091
Series 2011-145, Class PB
3.50% due 01/25/2032	2,500,000	2,478,295
Series 2012-50, Class VB
4.00% due 01/25/2029	1,355,000	1,376,405
Series 2012-47, Class VB
4.00% due 04/25/2031	2,000,000	2,025,720
Series 2004-90, Class GC
4.35% due 11/25/2034	1,000,000	1,093,177
Series 2010-117, Class DY
4.50% due 10/25/2025	974,930	1,048,815
Series 2010-134, Class MB
4.50% due 12/25/2040	250,000	266,598
Series 2007-116, Class PB
5.50% due 08/25/2035	218,589	240,551
Federal National Mtg. Assoc. REMIC FRS Series 2010-28, Class SA 6.38% due 10/25/2027(2)	997,179	55,475

		43,847,751

Government National Mtg. Assoc. — 5.6%
4.50% due 02/20/2038	1,000,000	1,078,767
4.50% due 03/15/2038	170,696	183,559
4.50% due 03/15/2039	25,231	27,140
4.50% due 05/15/2039	611,838	658,473
4.50% due 06/15/2039	633,697	682,607
4.50% due 07/15/2039	782,831	842,430
4.50% due 09/15/2039	13,983	15,047
4.50% due 12/15/2039	270,835	291,888
4.50% due 04/15/2040	296,942	319,857
4.50% due 06/15/2040	1,050,396	1,131,989
4.50% due 08/15/2040	156,488	168,557
5.00% due 09/15/2035	4,475	4,902
5.00% due 02/15/2036	196,596	215,371
5.00% due 05/15/2036	15,960	17,352
6.00% due 01/15/2032	29,759	33,454
6.50% due 08/15/2031	66,841	74,559
7.50% due 02/15/2029	6,780	7,161
7.50% due 07/15/2030	451	516
7.50% due 01/15/2031	6,396	7,332
7.50% due 02/15/2031	1,612	1,627
Government National Mtg. Assoc. REMIC Series 2004-18, Class Z 4.50% due 03/16/2034	771,853	835,583
Series 2005-21, Class Z
5.00% due 03/20/2035	1,078,702	1,207,266
Series 2009-91, Class PR
5.00% due 09/20/2038	1,000,000	1,096,674

		8,902,111

Total U.S. Government Agencies
(cost $86,137,368)		87,252,130

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT TREASURIES — 29.9%
United States Treasury Bonds — 8.0%
zero coupon due 08/15/2024 STRIPS	$2,040,000	$1,463,963
2.00% due 01/15/2026 TIPS(3)	2,335,766	2,640,876
3.75% due 08/15/2041	6,000,000	5,987,814
3.88% due 08/15/2040	2,500,000	2,559,375

		12,652,028

United States Treasury Notes — 21.9%
0.63% due 10/15/2016	5,000,000	5,014,455
0.63% due 05/31/2017	4,000,000	3,977,188
1.75% due 05/15/2023	10,000,000	9,211,720
2.00% due 02/15/2022	5,000,000	4,850,000
2.50% due 08/15/2023	3,000,000	2,943,984
2.63% due 08/15/2020	3,250,000	3,383,809
4.00% due 02/15/2015	1,000,000	1,045,586
4.25% due 08/15/2015	4,000,000	4,272,500

		34,699,242

Total U.S. Government Treasuries
(cost $48,241,910)		47,351,270

Total Long-Term Investment Securities
(cost $150,802,249)		151,303,772

REPURCHASE AGREEMENT — 6.1%
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 11/30/2013, to be repurchased 12/02/2013 in the amount of $9,583,000 and collateralized by $10,860,000 of Federal Home Loan Mtg. Corp. Bonds, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $9,874,249 (cost $9,583,000)	9,583,000	9,583,000

TOTAL INVESTMENTS
(cost $160,385,249)(4)	101.5%	160,886,772
Liabilities in excess of other assets	(1.5)	(2,362,536)

NET ASSETS	100.0%	$158,524,236

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2013, the aggregate value of these securities was $12,115,526 representing 7.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Commercial Mortgage Backed Security
(2)	Interest Only
(3)	Principal amount of security is adjusted for inflation.
(4)	See Note 5 for cost of investments on a tax basis.

REMIC—Real Estate Mortgage Investment Conduit

STRIPS—Separate Trading of Registered Interest and Principal Securities

TIPS—Treasury Inflation Protected Security

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of November 30, 2013 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Asset Backed Securities:
Diversified Financial Services	$—	$1,269,705	$—	$1,269,705
U.S. Corporate Bonds & Notes	—	4,178,260	—	4,178,260
Foreign Corporate Bonds & Notes:
Investment Companies	—	10,696,320	—	10,696,320
Other Industries*	—	556,087	—	556,087
U.S. Government Agencies:
Federal Home Loan Mtg Corp.	—	28,646,372	—	28,646,372
Federal National Mtg. Assoc.	—	43,847,751	—	43,847,751
Government National Mtg. Assoc.	—	8,902,111	—	8,902,111
Other U.S. Government Agencies*	—	5,855,896		5,855,896
U.S. Government Treasuries:
United States Treasury Bonds	—	12,652,028	—	12,652,028
United States Treasury Notes	—	34,699,242	—	34,699,242
Repurchase Agreement	—	9,583,000	—	9,583,000

Total	$—	$160,886,772	$—	$160,886,772

*	Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company I Growth Fund

PORTFOLIO PROFILE — November 30, 2013 (unaudited)

Industry Allocation*

Registered Investment Companies	7.0%
Medical — Biomedical/Gene	5.0
Medical — Drugs	4.7
Computers	4.2
Web Portals/ISP	4.1
Beverages — Non-alcoholic	3.4
Oil — Field Services	3.0
Retail — Building Products	2.8
Semiconductor Components — Integrated Circuits	2.6
Applications Software	2.4
Time Deposits	2.2
Cable/Satellite TV	2.1
Oil Companies — Exploration & Production	2.0
Finance — Credit Card	2.0
Diversified Manufacturing Operations	1.9
Retail — Discount	1.9
Enterprise Software/Service	1.8
Tobacco	1.8
Cosmetics & Toiletries	1.7
Commercial Services — Finance	1.7
Aerospace/Defense	1.6
Chemicals — Diversified	1.5
Instruments — Controls	1.4
Retail — Restaurants	1.4
Agricultural Chemicals	1.4
Electronic Components — Semiconductors	1.3
Internet Content — Entertainment	1.2
Transport — Services	1.2
Computers — Memory Devices	1.2
Transport — Rail	1.2
Metal Processors & Fabrication	1.1
Aerospace/Defense — Equipment	1.1
Multimedia	1.1
Pharmacy Services	1.0
E-Commerce/Products	0.9
Retail — Apparel/Shoe	0.9
Casino Hotels	0.9
Exchange — Traded Funds	0.8
Vitamins & Nutrition Products	0.8
Broadcast Services/Program	0.8
Food — Retail	0.8
Industrial Automated/Robotic	0.8
Investment Management/Advisor Services	0.8
Motorcycle/Motor Scooter	0.8
Apparel Manufacturers	0.7
Banks — Commercial	0.7
Computer Services	0.7
Retail — Consumer Electronics	0.6
Television	0.6
Internet Content — Information/News	0.6
Textile — Home Furnishings	0.6
Airlines	0.6
Hotels/Motels	0.6
Chemicals — Specialty	0.5
Banks — Fiduciary	0.5
Banks — Super Regional	0.5
Insurance — Multi-line	0.5
Auto — Cars/Light Trucks	0.5
Entertainment Software	0.5
Electronic Security Devices	0.5
Medical Instruments	0.5
Retail — Vitamins & Nutrition Supplements	0.4
Beverages — Wine/Spirits	0.4
Instruments — Scientific	0.4
Insurance — Property/Casualty	0.4
Electronic Measurement Instruments	0.4
Food — Misc./Diversified	0.4
Auto/Truck Parts & Equipment — Original	0.4
Software Tools	0.4

Medical — Wholesale Drug Distribution	0.3
Retail — Drug Store	0.3
Food — Confectionery	0.3
Internet Infrastructure Software	0.3
Casino Services	0.3
Telecom Equipment — Fiber Optics	0.3
Paper & Related Products	0.3
E-Commerce/Services	0.3
Medical Products	0.3
Toys	0.3
Electric Products — Misc.	0.3
Dental Supplies & Equipment	0.3
Poultry	0.2
Internet Application Software	0.2
Human Resources	0.2
Telephone — Integrated	0.2
Diagnostic Kits	0.2
Data Processing/Management	0.2
Containers — Paper/Plastic	0.2
Machine Tools & Related Products	0.2
Finance — Other Services	0.2
Semiconductor Equipment	0.2
Electronic Components — Misc.	0.2
Diversified Banking Institutions	0.2
Real Estate Investment Trusts	0.2
Agricultural Operations	0.2
Retail — Auto Parts	0.2
Finance — Consumer Loans	0.2
Real Estate Management/Services	0.2
Tools — Hand Held	0.2
Coffee	0.2
Internet Security	0.2
Finance — Leasing Companies	0.1
Telecom Services	0.1
Retail — Pet Food & Supplies	0.1
Finance — Investment Banker/Broker	0.1
Insurance — Reinsurance	0.1
Building Products — Air & Heating	0.1
Retail — Gardening Products	0.1
Rental Auto/Equipment	0.1
Building & Construction Products — Misc.	0.1
Medical Information Systems	0.1
Retail — Regional Department Stores	0.1
Web Hosting/Design	0.1
Internet Incubators	0.1
Gas — Distribution	0.1
Theaters	0.1
Retail — Jewelry	0.1
Decision Support Software	0.1
Metal — Diversified	0.1
Electronic Parts Distribution	0.1
Food — Catering	0.1
Oil Refining & Marketing	0.1
Firearms & Ammunition	0.1
Consulting Services	0.1

107.1%

*	Calculated as a percentage of net assets

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.0%
Aerospace/Defense — 1.6%
Boeing Co.	103,487	$13,893,130
Rockwell Collins, Inc.	6,418	466,781

		14,359,911

Aerospace/Defense - Equipment — 1.1%
B/E Aerospace, Inc.†	16,040	1,395,480
United Technologies Corp.	75,999	8,425,249

		9,820,729

Agricultural Chemicals — 1.4%
Monsanto Co.	106,027	12,016,040
Syngenta AG	1,628	639,382

		12,655,422

Agricultural Operations — 0.2%
Archer-Daniels-Midland Co.	36,183	1,456,366

Airlines — 0.6%
Alaska Air Group, Inc.	34,075	2,648,990
Delta Air Lines, Inc.	58,107	1,683,941
Southwest Airlines Co.	51,859	964,059

		5,296,990

Apparel Manufacturers — 0.7%
Hanesbrands, Inc.	64,477	4,519,838
Michael Kors Holdings, Ltd.†	16,383	1,336,033
Prada SpA	64,300	621,631

		6,477,502

Applications Software — 2.4%
Check Point Software Technologies, Ltd.†#	23,207	1,435,585
Intuit, Inc.	27,515	2,042,439
Microsoft Corp.	428,338	16,332,528
NetSuite, Inc.†#	16,716	1,606,073

		21,416,625

Auto - Cars/Light Trucks — 0.5%
Tata Motors, Ltd. ADR	16,680	541,600
Tesla Motors, Inc.†#	18,039	2,296,004
Toyota Motor Corp.	24,500	1,526,092

		4,363,696

Auto/Truck Parts & Equipment - Original — 0.4%
BorgWarner, Inc.	10,662	1,142,646
WABCO Holdings, Inc.†	23,673	2,097,428

		3,240,074

Banks - Commercial — 0.6%
BOC Hong Kong Holdings, Ltd.	71,500	242,095
CIT Group, Inc.	26,681	1,346,857
Credicorp, Ltd.	4,967	638,259
Erste Group Bank AG	21,864	769,585
Hang Seng Bank, Ltd.	53,800	877,161
Sberbank of Russia ADR	43,031	536,166
Standard Chartered PLC	42,665	1,011,547

		5,421,670

Banks - Fiduciary — 0.5%
State Street Corp.	63,539	4,613,567

Banks - Super Regional — 0.5%
SunTrust Banks, Inc.	125,748	4,555,850

Beverages - Non-alcoholic — 3.4%
Coca-Cola Co.	323,404	12,997,607
PepsiCo, Inc.	204,894	17,305,347

		30,302,954

Security Description	Shares	Value (Note 2)

Beverages - Wine/Spirits — 0.4%
Beam, Inc.	30,121	$2,034,071
Brown-Forman Corp., Class B	23,586	1,769,422

		3,803,493

Broadcast Services/Program — 0.8%
Discovery Communications, Inc., Class C†	42,032	3,394,925
Scripps Networks Interactive, Inc., Class A#	54,833	4,089,993

		7,484,918

Building & Construction Products - Misc. — 0.1%
Fortune Brands Home & Security, Inc.	24,642	1,074,391

Building Products - Air & Heating — 0.1%
Daikin Industries, Ltd.	19,000	1,205,760

Cable/Satellite TV — 2.1%
Comcast Corp., Class A	312,348	15,576,795
Liberty Global PLC, Class A†	16,547	1,419,898
Time Warner Cable, Inc.	15,124	2,090,439

		19,087,132

Casino Hotels — 0.9%
Las Vegas Sands Corp.	87,244	6,253,650
Sands China, Ltd.	189,600	1,435,576

		7,689,226

Casino Services — 0.3%
Bally Technologies, Inc.†#	20,253	1,510,266
International Game Technology	77,476	1,355,055

		2,865,321

Chemicals - Diversified — 1.5%
Dow Chemical Co.	40,130	1,567,478
Johnson Matthey PLC	20,260	1,051,222
Koninklijke DSM NV	9,180	720,451
LyondellBasell Industries NV, Class A	104,789	8,087,615
Olin Corp.#	37,849	939,791
PPG Industries, Inc.	6,173	1,136,202

		13,502,759

Chemicals - Specialty — 0.5%
Eastman Chemical Co.	14,598	1,124,484
NewMarket Corp.#	3,380	1,094,951
Sigma-Aldrich Corp.#	17,484	1,507,820
W.R. Grace & Co.†	10,882	1,044,999

		4,772,254

Coffee — 0.2%
Green Mountain Coffee Roasters, Inc.†#	20,551	1,384,726

Commercial Services - Finance — 1.7%
Alliance Data Systems Corp.†#	3,939	954,262
MasterCard, Inc., Class A	17,747	13,502,095
Moody’s Corp.	6,291	469,498

		14,925,855

Computer Services — 0.7%
Accenture PLC, Class A	18,960	1,468,831
Cognizant Technology Solutions Corp., Class A†	13,970	1,311,643
International Business Machines Corp.	19,623	3,525,861

		6,306,335

Computers — 4.2%
Apple, Inc.	68,624	38,159,748

Computers - Memory Devices — 1.2%
EMC Corp.	79,317	1,891,710
NetApp, Inc.	116,451	4,803,604

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Computers - Memory Devices (continued)
SanDisk Corp.	11,979	$816,369
Seagate Technology PLC	70,478	3,456,241

		10,967,924

Consulting Services — 0.1%
Towers Watson & Co., Class A	5,610	631,686

Consumer Products - Misc. — 0.0%
Kimberly-Clark Corp.	3,933	429,326

Containers - Paper/Plastic — 0.2%
Packaging Corp. of America	29,155	1,786,035

Cosmetics & Toiletries — 1.7%
Avon Products, Inc.	72,013	1,283,992
Colgate-Palmolive Co.	52,918	3,482,534
Estee Lauder Cos., Inc., Class A	73,448	5,505,662
Procter & Gamble Co.	42,405	3,571,349
Unicharm Corp.	20,500	1,296,949

		15,140,486

Data Processing/Management — 0.2%
CommVault Systems, Inc.†#	25,871	1,936,444

Decision Support Software — 0.1%
MSCI, Inc.†	18,273	811,139

Dental Supplies & Equipment — 0.3%
DENTSPLY International, Inc.	48,256	2,295,055

Diagnostic Kits — 0.2%
IDEXX Laboratories, Inc.†#	18,948	1,973,624

Diversified Banking Institutions — 0.2%
Lloyds Banking Group PLC†	1,178,832	1,493,443

Diversified Manufacturing Operations — 1.9%
3M Co.	8,076	1,078,227
Crane Co.	13,829	861,685
Danaher Corp.	99,961	7,477,083
Dover Corp.	17,675	1,603,830
Ingersoll-Rand PLC	16,520	1,179,858
Parker Hannifin Corp.	38,402	4,525,292
Pentair, Ltd.	7,520	531,814

		17,257,789

E-Commerce/Products — 0.9%
Amazon.com, Inc.†	12,872	5,066,677
eBay, Inc.†	34,162	1,725,864
Rakuten, Inc.	83,958	1,290,211

		8,082,752

E-Commerce/Services — 0.3%
Ctrip.com International, Ltd. ADR†	5,940	283,813
priceline.com, Inc.†	1,910	2,277,351

		2,561,164

Electric Products - Misc. — 0.3%
Emerson Electric Co.	35,323	2,366,288

Electronic Components - Misc. — 0.2%
Gentex Corp.#	52,868	1,575,995

Electronic Components - Semiconductors — 1.3%
Altera Corp.	90,274	2,911,337
Broadcom Corp., Class A	56,951	1,520,022
Freescale Semiconductor, Ltd.†#	88,534	1,289,055
Intel Corp.	44,456	1,059,831
Microsemi Corp.†#	15,499	378,641
Skyworks Solutions, Inc.†	54,165	1,440,247
Texas Instruments, Inc.	56,985	2,450,355

Security Description	Shares	Value (Note 2)

Electronic Components - Semiconductors (continued)
Xilinx, Inc.	11,239	$499,349

		11,548,837

Electronic Measurement Instruments — 0.4%
Keyence Corp.	2,500	1,004,393
Trimble Navigation, Ltd.†#	78,671	2,509,605

		3,513,998

Electronic Parts Distribution — 0.1%
Rexel SA	27,400	694,393

Electronic Security Devices — 0.5%
Tyco International, Ltd.	109,823	4,188,649

Engineering/R&D Services — 0.0%
AECOM Technology Corp.†	7,052	204,931

Enterprise Software/Service — 1.8%
Oracle Corp.	423,845	14,957,490
Veeva Systems, Inc., Class A†#	38,859	1,573,401

		16,530,891

Entertainment Software — 0.5%
Electronic Arts, Inc.†	189,013	4,192,308

Finance - Auto Loans — 0.0%
Credit Acceptance Corp.†	1,087	140,386

Finance - Consumer Loans — 0.2%
Ocwen Financial Corp.†#	25,576	1,449,136

Finance - Credit Card — 2.0%
American Express Co.	99,925	8,573,565
Visa, Inc., Class A#	45,177	9,191,712

		17,765,277

Finance - Investment Banker/Broker — 0.1%
Charles Schwab Corp.	48,400	1,184,832
FXCM, Inc., Class A#	4,494	74,870

		1,259,702

Finance - Leasing Companies — 0.1%
ORIX Corp.	73,700	1,341,962

Finance - Other Services — 0.2%
IntercontinentalExchange Group, Inc.	8,173	1,743,219

Firearms & Ammunition — 0.1%
Sturm Ruger & Co., Inc.#	8,319	639,981

Food - Catering — 0.1%
Compass Group PLC	44,574	671,950

Food - Confectionery — 0.3%
Hershey Co.#	30,467	2,951,948

Food - Misc./Diversified — 0.4%
General Mills, Inc.	37,641	1,898,235
Mondelez International, Inc., Class A	40,326	1,352,131

		3,250,366

Food - Retail — 0.8%
Carrefour SA	33,830	1,330,945
Kroger Co.	46,018	1,921,251
Magnit OJSC GDR#	12,240	806,616
Whole Foods Market, Inc.	58,881	3,332,665

		7,391,477

Gas - Distribution — 0.1%
ENN Energy Holdings, Ltd.	130,000	918,073

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Hotels/Motels — 0.6%
Marriott International, Inc., Class A	89,908	$4,227,474
Whitbread PLC	17,670	1,031,657

		5,259,131

Human Resources — 0.2%
Adecco SA	13,642	1,050,485
Capita PLC	68,266	1,114,026

		2,164,511

Industrial Automated/Robotic — 0.8%
Rockwell Automation, Inc.	64,668	7,344,991

Instruments - Controls — 1.4%
Honeywell International, Inc.	147,964	13,096,294

Instruments - Scientific — 0.4%
Waters Corp.†	38,027	3,784,827

Insurance - Multi-line — 0.5%
MetLife, Inc.	86,232	4,500,448

Insurance - Property/Casualty — 0.4%
Amtrust Financial Services, Inc.#	36,848	1,540,615
HCI Group, Inc.#	29,910	1,489,219
Universal Insurance Holdings, Inc.#	46,102	571,665

		3,601,499

Insurance - Reinsurance — 0.1%
Berkshire Hathaway, Inc., Class B†	10,410	1,213,077

Internet Application Software — 0.2%
Splunk, Inc.†	30,572	2,206,076

Internet Content - Entertainment — 1.2%
Facebook, Inc., Class A†#	237,654	11,172,115

Internet Content - Information/News — 0.6%
LinkedIn Corp., Class A†	24,410	5,468,572

Internet Incubators — 0.1%
HomeAway, Inc.†#	26,044	950,606

Internet Infrastructure Software — 0.3%
F5 Networks, Inc.†	35,325	2,905,835

Internet Security — 0.2%
Symantec Corp.	60,119	1,352,076

Investment Management/Advisor Services — 0.8%
Franklin Resources, Inc.	126,283	6,994,815

Machine Tools & Related Products — 0.2%
Lincoln Electric Holdings, Inc.	24,630	1,760,552

Medical Information Systems — 0.1%
Cerner Corp.†#	17,776	1,021,587

Medical Instruments — 0.5%
Intuitive Surgical, Inc.†	6,619	2,494,701
St Jude Medical, Inc.	28,322	1,654,571

		4,149,272

Medical Products — 0.3%
Becton Dickinson and Co.	15,821	1,718,002
CareFusion Corp.†	19,997	796,881

		2,514,883

Medical - Biomedical/Gene — 5.0%
Alexion Pharmaceuticals, Inc.†	42,185	5,252,032
Amgen, Inc.	103,831	11,845,040
Biogen Idec, Inc.†	14,765	4,296,172
Celgene Corp.†	17,389	2,813,019
CSL, Ltd.	9,237	578,388

Security Description	Shares	Value (Note 2)

Medical - Biomedical/Gene (continued)
Gilead Sciences, Inc.†#	170,132	$12,727,575
Regeneron Pharmaceuticals, Inc.†	15,930	4,681,190
United Therapeutics Corp.†#	17,770	1,640,349
Vertex Pharmaceuticals, Inc.†	22,268	1,545,845

		45,379,610

Medical - Drugs — 4.7%
AbbVie, Inc.	208,803	10,116,505
Allergan, Inc.	56,041	5,438,779
Bristol-Myers Squibb Co.	207,202	10,646,039
Eli Lilly & Co.	34,300	1,722,546
Endo Health Solutions, Inc.†	7,445	500,230
Grifols SA	21,400	978,415
Johnson & Johnson	22,281	2,109,119
Novo Nordisk A/S, Class B	5,614	1,005,521
Roche Holding AG	6,701	1,868,104
Salix Pharmaceuticals, Ltd.†	18,798	1,594,258
Sanofi	9,767	1,032,818
Zoetis, Inc.	189,512	5,903,299

		42,915,633

Medical - Wholesale Drug Distribution — 0.3%
Cardinal Health, Inc.	47,858	3,091,627

Metal Processors & Fabrication — 1.1%
Precision Castparts Corp.	35,179	9,092,013
SKF AB, Class B	46,144	1,259,167

		10,351,180

Metal - Diversified — 0.1%
Rio Tinto PLC	14,552	776,848

Motorcycle/Motor Scooter — 0.8%
Harley-Davidson, Inc.	103,234	6,918,743

Multimedia — 1.1%
Twenty-First Century Fox, Inc., Class A#	31,030	1,039,195
Viacom, Inc., Class B	105,819	8,483,509
Walt Disney Co.	1,962	138,399

		9,661,103

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	8,826	431,591

Oil Companies - Exploration & Production — 2.0%
Anadarko Petroleum Corp.	16,089	1,429,025
BG Group PLC	69,351	1,417,219
Continental Resources, Inc.†#	11,417	1,227,442
EOG Resources, Inc.	49,085	8,099,025
EQT Corp.	13,540	1,152,389
Noble Energy, Inc.	73,612	5,170,507

		18,495,607

Oil Refining & Marketing — 0.1%
Western Refining, Inc.#	16,977	663,291

Oil - Field Services — 3.0%
Baker Hughes, Inc.	4,076	232,169
Core Laboratories NV	11,939	2,174,570
Halliburton Co.	25,930	1,365,992
Oceaneering International, Inc.#	73,396	5,665,437
RPC, Inc.#	37,549	663,491
Schlumberger, Ltd.	190,228	16,819,960

		26,921,619

Paper & Related Products — 0.3%
Schweitzer-Mauduit International, Inc.	22,315	1,151,677
Svenska Cellulosa AB SCA, Class B	40,262	1,176,039

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Paper & Related Products (continued)
Xerium Technologies, Inc.†	18,093	$238,647

		2,566,363

Pharmacy Services — 1.0%
Express Scripts Holding Co.†	132,617	8,931,755

Poultry — 0.2%
Pilgrim’s Pride Corp.†#	70,715	1,158,312
Sanderson Farms, Inc.#	16,038	1,096,037

		2,254,349

Real Estate Investment Trusts — 0.2%
American Tower Corp.	18,734	1,456,943

Real Estate Management/Services — 0.2%
Realogy Holdings Corp.†	29,932	1,418,478

Rental Auto/Equipment — 0.1%
United Rentals, Inc.†#	15,742	1,081,948

Retail - Apparel/Shoe — 0.9%
Foot Locker, Inc.	37,677	1,465,259
Gap, Inc.	43,049	1,763,717
Urban Outfitters, Inc.†	118,678	4,630,816

		7,859,792

Retail - Auto Parts — 0.2%
AutoZone, Inc.†#	3,150	1,454,040

Retail - Building Products — 2.8%
Home Depot, Inc.	191,330	15,434,591
Lowe’s Cos., Inc.	212,794	10,103,459

		25,538,050

Retail - Consumer Electronics — 0.6%
Best Buy Co., Inc.	143,007	5,798,934

Retail - Discount — 1.9%
Costco Wholesale Corp.	74,858	9,389,439
HSN, Inc.	7,098	407,425
Target Corp.	110,424	7,059,407
Wal-Mart Stores, Inc.	3,811	308,729

		17,165,000

Retail - Drug Store — 0.3%
Rite Aid Corp.†	193,275	1,144,188
Walgreen Co.	30,824	1,824,781

		2,968,969

Retail - Gardening Products — 0.1%
Tractor Supply Co.#	14,947	1,094,270

Retail - Jewelry — 0.1%
Pandora A/S	16,141	837,173

Retail - Pet Food & Supplies — 0.1%
PetMed Express, Inc.#	32,479	512,518
PetSmart, Inc.#	10,343	766,520

		1,279,038

Retail - Regional Department Stores — 0.1%
Dillard’s, Inc., Class A	10,905	997,808

Retail - Restaurants — 1.4%
Chipotle Mexican Grill, Inc.†#	8,181	4,285,698
McDonald’s Corp.	5,854	570,004
Starbucks Corp.	95,969	7,817,635

		12,673,337

Retail - Vitamins & Nutrition Supplements — 0.4%
GNC Holdings, Inc., Class A	65,857	3,963,274

Security Description	Shares	Value (Note 2)

Semiconductor Components - Integrated Circuits — 2.6%
Analog Devices, Inc.	4,973	$239,798
Linear Technology Corp.#	134,670	5,730,209
QUALCOMM, Inc.	237,645	17,485,919

		23,455,926

Semiconductor Equipment — 0.2%
ASML Holding NV# (NY Registered Shares)	8,540	797,465
ASML Holding NV (Euronext Amsterdam)	8,538	799,047

		1,596,512

Software Tools — 0.4%
VMware, Inc., Class A†#	39,583	3,191,577

Telecom Equipment - Fiber Optics — 0.3%
Ciena Corp.†#	126,961	2,819,804

Telecom Services — 0.1%
NeuStar, Inc., Class A†	26,927	1,312,691

Telephone - Integrated — 0.2%
Verizon Communications, Inc.	42,420	2,104,880

Television — 0.6%
CBS Corp., Class B	97,849	5,730,037

Textile - Home Furnishings — 0.6%
Mohawk Industries, Inc.†	38,087	5,332,942

Theaters — 0.1%
Regal Entertainment Group, Class A#	45,322	882,873

Therapeutics — 0.0%
Questcor Pharmaceuticals, Inc.#	3,570	207,096

Tobacco — 1.8%
Altria Group, Inc.#	58,763	2,173,056
Philip Morris International, Inc.	165,946	14,195,021

		16,368,077

Tools - Hand Held — 0.2%
Snap-on, Inc.	13,329	1,414,873

Toys — 0.3%
Hasbro, Inc.#	12,461	670,651
Mattel, Inc.	38,007	1,758,584

		2,429,235

Transport - Rail — 1.2%
Canadian Pacific Railway, Ltd.	9,142	1,393,464
Union Pacific Corp.	57,129	9,257,183

		10,650,647

Transport - Services — 1.2%
FedEx Corp.	11,953	1,657,881
United Parcel Service, Inc., Class B	92,550	9,475,269

		11,133,150

Vitamins & Nutrition Products — 0.8%
Mead Johnson Nutrition Co.	74,681	6,311,291
USANA Health Sciences, Inc.†#	16,764	1,225,616

		7,536,907

Web Hosting/Design — 0.1%
Equinix, Inc.†#	5,960	957,772

Web Portals/ISP — 4.1%
Google, Inc., Class A†	34,800	36,873,732

Total Common Stocks
(cost $690,133,889)		876,356,179

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

EXCHANGE-TRADED FUNDS — 0.8%
iShares Russell 1000 Growth Index Fund# (cost $7,733,704)	92,750	$7,780,798

PREFERRED SECURITIES — 0.1%
Banks - Commercial — 0.1%
Itau Unibanco Holding SA ADR (cost $1,046,737)	71,560	1,006,849

Total Long-Term Investment Securities
(cost $698,914,330)		885,143,826

SHORT-TERM INVESTMENT SECURITIES — 9.2%
Registered Investment Companies — 7.0%
State Street Navigator Securities Lending Prime Portfolio(1)	63,337,380	63,337,380

Time Deposits — 2.2%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/02/2013	$19,508,000	19,508,000

Total Short-Term Investment Securities
(cost $82,845,380)		82,845,380

TOTAL INVESTMENTS
(cost $781,759,710)(2)	107.1%	967,989,206
Liabilities in excess of other assets	(7.1)	(64,306,672)

NET ASSETS —	100.0%	$903,682,534

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	At November 30, 2013, the Fund had loaned securities with a total value of $65,252,422. This was secured by collateral of $63,337,380, which was received in cash and subsequently invested in short-term investments currently value at $63,337,380 as reported in the portfolio of investments. The remaining collateral of $3,349,364 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2013
Fed. National Mtg. Assoc.	3.00% to 4.00%	10/25/2029 to 02/25/2042	$2,627,105
United States Treasury Notes/Bonds	0.13% to 5.38%	07/15/2014 to 02/15/2031	722,259

(2)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

Euronext Amsterdam—Euronext Stock Exchange, Amsterdam

GDR—Global Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stocks:
Medical-Biomedical/Gene	$45,379,610	$—	$—	$45,379,610
Other Industries*	830,976,569	—	—	830,976,569
Exchange-Traded Funds	7,780,798	—	—	7,780,798
Preferred Securities	1,006,849	—	—	1,006,849
Short-Term Investment Securities:
Registered Investment Companies	63,337,380	—	—	63,337,380
Time Deposits	—	19,508,000	—	19,508,000

Total	$948,481,206	$19,508,000	$—	$967,989,206

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $30,264,605 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company I Growth & Income Fund

PORTFOLIO PROFILE — November 30, 2013 (unaudited)

Industry Allocation*

Medical — Drugs	6.2%
Diversified Banking Institutions	4.5
Registered Investment Companies	4.4
Oil Companies — Integrated	4.2
Banks — Super Regional	3.3
Computers	3.2
Medical — Biomedical/Gene	3.1
Transport — Rail	2.6
Web Portals/ISP	2.4
Insurance — Multi-line	2.4
Applications Software	2.4
Electric — Integrated	2.3
Beverages — Non-alcoholic	2.2
Cable/Satellite TV	2.1
Retail — Building Products	2.0
Food — Misc./Diversified	2.0
Real Estate Investment Trusts	2.0
Instruments — Controls	1.7
Oil — Field Services	1.6
Multimedia	1.6
Oil Companies — Exploration & Production	1.6
Aerospace/Defense — Equipment	1.6
Cosmetics & Toiletries	1.6
Medical — HMO	1.5
Tobacco	1.4
Telephone — Integrated	1.4
Enterprise Software/Service	1.4
E-Commerce/Products	1.4
Oil Refining & Marketing	1.3
Networking Products	1.2
Diversified Manufacturing Operations	1.2
Computer Services	1.2
Retail — Discount	1.1
Insurance — Reinsurance	1.1
Semiconductor Components — Integrated Circuits	1.1
Electric Products — Misc.	1.0
Electronic Components — Semiconductors	1.0
Engineering/R&D Services	1.0
Retail — Drug Store	1.0
Gas — Distribution	1.0
Semiconductor Equipment	0.9
Retail — Major Department Stores	0.9
Apparel Manufacturers	0.9
Auto — Cars/Light Trucks	0.9
Oil & Gas Drilling	0.8
Medical Products	0.8
Finance — Credit Card	0.8
Finance — Other Services	0.8
Auto — Heavy Duty Trucks	0.8
Chemicals — Diversified	0.7
Electronic Forms	0.6
Banks — Fiduciary	0.6
Agricultural Operations	0.6
Retail — Restaurants	0.6
Retail — Auto Parts	0.6
Investment Management/Advisor Services	0.5
Television	0.5
Agricultural Chemicals	0.5
Commercial Services — Finance	0.5
Computers — Memory Devices	0.5
Time Deposits	0.5
Medical — Wholesale Drug Distribution	0.4
Building Products — Wood	0.4
E-Commerce/Services	0.4
Metal — Aluminum	0.4
Aerospace/Defense	0.4
Metal — Copper	0.4
Hotels/Motels	0.3
Industrial Gases	0.3

Cruise Lines	0.3
Airlines	0.3
Distribution/Wholesale	0.3
Building — Residential/Commercial	0.3
Retail — Regional Department Stores	0.3
Insurance Brokers	0.3
Containers — Metal/Glass	0.3
Auto/Truck Parts & Equipment — Original	0.3
Medical — Generic Drugs	0.3
Insurance — Life/Health	0.3
Food — Retail	0.2
Machinery — Farming	0.2
Steel — Producers	0.2
Consumer Products — Misc.	0.2
Electronic Components — Misc.	0.2
Telecom Equipment — Fiber Optics	0.2
Machinery — Construction & Mining	0.1
Instruments — Scientific	0.1
Paper & Related Products	0.1
Beverages — Wine/Spirits	0.1
Retail — Apparel/Shoe	0.1
Medical Instruments	0.1
Oil Field Machinery & Equipment	0.1
Software Tools	0.1
Finance — Investment Banker/Broker	0.1
Banks — Commercial	0.1
Electronic Security Devices	0.1
Pipelines	0.1
Data Processing/Management	0.1
Advertising Agencies	0.1
Office Automation & Equipment	0.1

104.3%

*	Calculated as a percentage of net assets

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.4%
Advertising Agencies — 0.1%
Omnicom Group, Inc.	800	$57,160

Aerospace/Defense — 0.4%
General Dynamics Corp.	4,300	394,138

Aerospace/Defense - Equipment — 1.6%
United Technologies Corp.#	15,400	1,707,244

Agricultural Chemicals — 0.5%
Monsanto Co.	4,268	483,692
Mosaic Co.	1,800	86,220

		569,912

Agricultural Operations — 0.6%
Archer-Daniels-Midland Co.	16,100	648,025

Airlines — 0.3%
Delta Air Lines, Inc.#	7,500	217,350
Southwest Airlines Co.	6,500	120,835

		338,185

Apparel Manufacturers — 0.9%
VF Corp.	4,000	938,320

Applications Software — 2.4%
Citrix Systems, Inc.†	4,800	284,736
Microsoft Corp.	58,700	2,238,231

		2,522,967

Auto - Cars/Light Trucks — 0.9%
General Motors Co.†	23,600	914,028

Auto - Heavy Duty Trucks — 0.8%
PACCAR, Inc.	14,200	813,802

Auto/Truck Parts & Equipment - Original — 0.3%
Johnson Controls, Inc.	5,700	287,907

Banks - Commercial — 0.1%
Cullen/Frost Bankers, Inc.	700	50,274
SVB Financial Group†	500	50,620

		100,894

Banks - Fiduciary — 0.6%
Bank of New York Mellon Corp.	200	6,740
State Street Corp.	9,100	660,751

		667,491

Banks - Super Regional — 3.3%
Capital One Financial Corp.	8,500	608,855
Comerica, Inc.	4,600	208,610
PNC Financial Services Group, Inc.	3,400	261,630
Wells Fargo & Co.	56,100	2,469,522

		3,548,617

Beverages - Non-alcoholic — 2.2%
Coca-Cola Co.	19,500	783,705
Dr Pepper Snapple Group, Inc.	8,800	424,688
PepsiCo, Inc.	13,600	1,148,656

		2,357,049

Beverages - Wine/Spirits — 0.1%
Constellation Brands, Inc., Class A†	1,900	133,779

Building Products - Wood — 0.4%
Masco Corp.	20,100	450,642

Building - Residential/Commercial — 0.3%
Lennar Corp., Class A	1,000	35,760
PulteGroup, Inc.#	12,400	232,624

Security Description	Shares	Value (Note 2)

Building - Residential/Commercial (continued)
Toll Brothers, Inc.†	1,600	$54,560

		322,944

Cable/Satellite TV — 2.1%
Comcast Corp., Class A#	30,200	1,506,074
DISH Network Corp., Class A	4,100	222,056
Time Warner Cable, Inc.	3,600	497,592

		2,225,722

Chemicals - Diversified — 0.7%
Axiall Corp.	3,900	176,670
Dow Chemical Co.	12,600	492,156
E.I. du Pont de Nemours & Co.#	900	55,242

		724,068

Commercial Services - Finance — 0.5%
Alliance Data Systems Corp.†#	700	169,582
MasterCard, Inc., Class A	500	380,405

		549,987

Computer Services — 1.2%
Cognizant Technology Solutions Corp., Class A†	7,100	666,619
International Business Machines Corp.	3,200	574,976

		1,241,595

Computers — 3.2%
Apple, Inc.	5,500	3,058,385
Hewlett-Packard Co.#	13,500	369,225

		3,427,610

Computers - Memory Devices — 0.5%
EMC Corp.	13,200	314,820
NetApp, Inc.#	2,300	94,875
SanDisk Corp.	1,500	102,225

		511,920

Consumer Products - Misc. — 0.2%
Kimberly-Clark Corp.	1,700	185,572

Containers - Metal/Glass — 0.3%
Crown Holdings, Inc.†	6,600	291,324

Cosmetics & Toiletries — 1.6%
Procter & Gamble Co.	20,200	1,701,244

Cruise Lines — 0.3%
Royal Caribbean Cruises, Ltd.	8,000	352,400

Data Processing/Management — 0.1%
Fidelity National Information Services, Inc.	1,800	91,224

Distribution/Wholesale — 0.3%
WW Grainger, Inc.	1,300	335,296

Diversified Banking Institutions — 4.5%
Bank of America Corp.	100,100	1,583,582
Citigroup, Inc.	32,400	1,714,608
Goldman Sachs Group, Inc.	4,500	760,230
Morgan Stanley	23,100	723,030

		4,781,450

Diversified Manufacturing Operations — 1.2%
Eaton Corp. PLC	1,500	108,990
General Electric Co.	35,200	938,432
SPX Corp.	2,500	236,600

		1,284,022

E-Commerce/Products — 1.4%
Amazon.com, Inc.†	2,500	984,050

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
E-Commerce/Products (continued)
eBay, Inc.†	9,500	$479,940

		1,463,990

E-Commerce/Services — 0.4%
priceline.com, Inc.†	365	435,201

Electric Products - Misc. — 1.0%
Emerson Electric Co.	16,600	1,112,034

Electric - Integrated — 2.3%
American Electric Power Co., Inc.	7,800	367,068
CMS Energy Corp.	12,400	329,096
DTE Energy Co.	1,000	66,740
Edison International#	10,800	499,068
National Fuel Gas Co.	700	47,236
NextEra Energy, Inc.	10,099	854,274
SCANA Corp.	600	28,302
Xcel Energy, Inc.	8,000	224,160

		2,415,944

Electronic Components - Misc. — 0.2%
TE Connectivity, Ltd.	3,500	184,520

Electronic Components - Semiconductors — 1.0%
Avago Technologies, Ltd.	8,600	384,678
Broadcom Corp., Class A	2,000	53,380
Xilinx, Inc.	15,100	670,893

		1,108,951

Electronic Forms — 0.6%
Adobe Systems, Inc.†#	11,800	670,004

Electronic Security Devices — 0.1%
Tyco International, Ltd.	2,600	99,164

Engineering/R&D Services — 1.0%
Fluor Corp.#	14,200	1,104,902

Enterprise Software/Service — 1.4%
CA, Inc.	2,200	72,600
Oracle Corp.#	40,300	1,422,187

		1,494,787

Finance - Consumer Loans — 0.0%
SLM Corp.	1,600	42,640

Finance - Credit Card — 0.8%
Visa, Inc., Class A#	4,300	874,878

Finance - Investment Banker/Broker — 0.1%
TD Ameritrade Holding Corp.	3,600	103,608

Finance - Other Services — 0.8%
IntercontinentalExchange Group, Inc.	4,073	868,730

Food - Misc./Diversified — 2.0%
General Mills, Inc.	18,000	907,740
Kellogg Co.	5,900	357,776
Mondelez International, Inc., Class A	26,100	875,133

		2,140,649

Food - Retail — 0.2%
Kroger Co.	5,600	233,800

Gas - Distribution — 1.0%
NiSource, Inc.	13,300	420,546
Questar Corp.	7,300	164,396
Sempra Energy	5,100	451,044

		1,035,986

Hotels/Motels — 0.3%
Marriott International, Inc., Class A	1,400	65,828

Security Description	Shares	Value (Note 2)

Hotels/Motels (continued)
Starwood Hotels & Resorts Worldwide, Inc.#	4,000	$297,920

		363,748

Industrial Gases — 0.3%
Air Products & Chemicals, Inc.	3,250	353,698

Instruments - Controls — 1.7%
Honeywell International, Inc.	15,800	1,398,458
Mettler-Toledo International, Inc.†	1,600	394,512

		1,792,970

Instruments - Scientific — 0.1%
Thermo Fisher Scientific, Inc.	1,400	141,190

Insurance Brokers — 0.3%
Marsh & McLennan Cos., Inc.	6,600	313,170

Insurance - Life/Health — 0.3%
Aflac, Inc.	600	39,822
Prudential Financial, Inc.	2,600	230,776

		270,598

Insurance - Multi-line — 2.4%
ACE, Ltd.	12,400	1,274,472
Hartford Financial Services Group, Inc.#	4,800	171,024
MetLife, Inc.	18,800	981,172
XL Group PLC	3,300	105,567

		2,532,235

Insurance - Reinsurance — 1.1%
Axis Capital Holdings, Ltd.	100	4,913
Berkshire Hathaway, Inc., Class B†	8,000	932,240
Everest Re Group, Ltd.	400	62,732
RenaissanceRe Holdings, Ltd.	2,000	189,400

		1,189,285

Internet Content - Information/News — 0.0%
LinkedIn Corp., Class A†	200	44,806

Investment Management/Advisor Services — 0.5%
Invesco, Ltd.	16,800	585,480

Machinery - Construction & Mining — 0.1%
Caterpillar, Inc.	1,800	152,280

Machinery - Farming — 0.2%
Deere & Co.#	2,600	219,024

Medical Instruments — 0.1%
Intuitive Surgical, Inc.†#	300	113,070

Medical Products — 0.8%
Baxter International, Inc.#	7,000	479,150
Stryker Corp.#	5,600	416,752

		895,902

Medical - Biomedical/Gene — 3.1%
Alexion Pharmaceuticals, Inc.†	2,900	361,050
Biogen Idec, Inc.†	4,000	1,163,880
Celgene Corp.†	8,500	1,375,045
Gilead Sciences, Inc.†#	3,200	239,392
Vertex Pharmaceuticals, Inc.†	3,100	215,202

		3,354,569

Medical - Drugs — 6.2%
Abbott Laboratories#	13,200	504,108
Allergan, Inc.	5,300	514,365
Bristol-Myers Squibb Co.	30,400	1,561,952
Johnson & Johnson	29,900	2,830,334
Merck & Co., Inc.	13,100	652,773

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Drugs (continued)
Pfizer, Inc.	9,300	$295,089
Valeant Pharmaceuticals International, Inc.†	2,400	263,112

		6,621,733

Medical - Generic Drugs — 0.3%
Actavis PLC†	1,700	277,219

Medical - HMO — 1.5%
Humana, Inc.	6,100	634,339
UnitedHealth Group, Inc.	12,800	953,344

		1,587,683

Medical - Wholesale Drug Distribution — 0.4%
McKesson Corp.	2,900	481,081

Metal - Aluminum — 0.4%
Alcoa, Inc.	41,200	395,932

Metal - Copper — 0.4%
Freeport-McMoRan Copper & Gold, Inc.	11,300	391,997

Multimedia — 1.6%
Time Warner, Inc.	21,000	1,379,910
Walt Disney Co.	5,300	373,862

		1,753,772

Networking Products — 1.2%
Cisco Systems, Inc.	62,400	1,326,000

Office Automation & Equipment — 0.1%
Xerox Corp.	4,900	55,762

Oil & Gas Drilling — 0.8%
Ensco PLC, Class A#	11,000	649,880
Noble Corp. PLC	6,700	255,404

		905,284

Oil Companies - Exploration & Production — 1.6%
Anadarko Petroleum Corp.	7,300	648,386
EOG Resources, Inc.	1,300	214,500
Occidental Petroleum Corp.	8,400	797,664
Range Resources Corp.	1,100	85,415

		1,745,965

Oil Companies - Integrated — 4.2%
Chevron Corp.	16,100	1,971,284
Exxon Mobil Corp.	22,200	2,075,256
Marathon Oil Corp.	9,100	327,964
Phillips 66	2,000	139,220

		4,513,724

Oil Field Machinery & Equipment — 0.1%
Cameron International Corp.†	2,000	110,780

Oil Refining & Marketing — 1.3%
Cheniere Energy, Inc.†	3,000	118,770
Marathon Petroleum Corp.	9,400	777,756
Valero Energy Corp.	10,000	457,200

		1,353,726

Oil - Field Services — 1.6%
Baker Hughes, Inc.#	1,900	108,224
Halliburton Co.	4,100	215,988
Schlumberger, Ltd.	16,200	1,432,404

		1,756,616

Paper & Related Products — 0.1%
International Paper Co.	2,900	135,285

Security Description	Shares	Value (Note 2)

Pipelines — 0.1%
Williams Cos., Inc.	2,700	$95,094

Real Estate Investment Trusts — 2.0%
American Campus Communities, Inc.	2,100	68,103
American Tower Corp.	400	31,108
Apartment Investment & Management Co., Class A	1,500	37,665
AvalonBay Communities, Inc.	1,300	154,128
Boston Properties, Inc.	900	89,541
Brandywine Realty Trust	7,000	92,960
Camden Property Trust	1,500	86,880
CBL & Associates Properties, Inc.	10,300	186,018
Digital Realty Trust, Inc.	1,600	75,584
Excel Trust, Inc.	2,300	26,956
HCP, Inc.	5,300	194,881
Highwoods Properties, Inc.	3,600	129,312
Host Hotels & Resorts, Inc.	2,000	36,820
Kimco Realty Corp.	6,900	142,278
Post Properties, Inc.	1,500	64,290
Prologis, Inc.	500	18,965
Simon Property Group, Inc.	2,800	419,580
Ventas, Inc.	4,500	255,735

		2,110,804

Retail - Apparel/Shoe — 0.1%
Gap, Inc.	900	36,873
Lululemon Athletica, Inc.†#	1,300	90,636

		127,509

Retail - Auto Parts — 0.6%
AutoZone, Inc.†	1,300	600,080

Retail - Building Products — 2.0%
Home Depot, Inc.	16,900	1,363,323
Lowe’s Cos., Inc.#	17,400	826,152

		2,189,475

Retail - Discount — 1.1%
Costco Wholesale Corp.	3,300	413,919
Target Corp.#	7,500	479,475
Wal-Mart Stores, Inc.#	4,200	340,242

		1,233,636

Retail - Drug Store — 1.0%
CVS Caremark Corp.	16,300	1,091,448

Retail - Major Department Stores — 0.9%
Nordstrom, Inc.#	2,900	180,409
TJX Cos., Inc.	12,100	760,848

		941,257

Retail - Regional Department Stores — 0.3%
Macy’s, Inc.	6,000	319,560

Retail - Restaurants — 0.6%
McDonald’s Corp.#	800	77,896
Starbucks Corp.	3,700	301,402
Yum! Brands, Inc.	3,300	256,344

		635,642

Semiconductor Components - Integrated Circuits — 1.1%
QUALCOMM, Inc.	15,900	1,169,922

Semiconductor Equipment — 0.9%
Applied Materials, Inc.#	26,800	463,640
KLA-Tencor Corp.	4,100	261,867
Lam Research Corp.†#	4,600	239,706
Teradyne, Inc.†	3,200	54,496

		1,019,709

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Software Tools — 0.1%
VMware, Inc., Class A†#	1,300	$104,819

Steel-Producers — 0.2%
United States Steel Corp.	7,300	195,713

Telecom Equipment - Fiber Optics — 0.2%
Corning, Inc.#	9,600	163,968

Telephone - Integrated — 1.4%
AT&T, Inc.#	5,300	186,613
Verizon Communications, Inc.	26,900	1,334,778

		1,521,391

Television — 0.5%
CBS Corp., Class B	9,900	579,744

Tobacco — 1.4%
Philip Morris International, Inc.	17,800	1,522,612

Transport - Rail — 2.6%
CSX Corp.#	45,400	1,238,058
Norfolk Southern Corp.	2,100	184,149
Union Pacific Corp.#	8,500	1,377,340

		2,799,547

Web Portals/ISP — 2.4%
Google, Inc., Class A†	2,400	2,543,016

Total Long-Term Investment Securities
(cost $99,144,515)		106,565,856

SHORT-TERM INVESTMENT SECURITIES — 4.9%
Registered Investment Companies — 4.4%
State Street Navigator Securities Lending Prime Portfolio(1)	4,735,624	4,735,624

Security Description	Principal Amount	Value (Note 2)

Time Deposits — 0.5%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/02/2013	$502,000	$502,000

Total Short-Term Investment Securities
(cost $5,237,624)		5,237,624

TOTAL INVESTMENTS
(cost $104,382,139)(2)	104.3%	111,803,480
Liabilities in excess of other assets	(4.3)	(4,608,269)

NET ASSETS —	100.0%	$107,195,211

#	The security or a portion thereof is out on loan (see Note 2)
†	Non-income producing security
(1)	At November 30, 2013, the Fund had loaned securities with a total value of $4,713,892. This was secured by collateral of $4,735,624, which was received in cash and subsequently invested in short-term investments currently valued at $4,735,624 as reported in the portfolio of investments. Additional collateral of $109,638 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2013
Federal National Mtg. Assoc.	3.00% to 4.00%	10/25/2029 to 05/25/2042	$109,638

(2)	See Note 5 for cost of investments on a tax basis.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of November 30, 2013	Unrealized Appreciation (Depreciation)
5	Long	S&P 500 E-Mini Index	December 2013	$442,297	$451,025	$8,728

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Medical - Drugs	$6,621,733	$—	$—	$6,621,733
Other Industries*	99,944,123	—	—	99,944,123
Short-Term Investment Securities:
Registered Investment Companies	4,735,624	—	—	4,735,624
Time Deposits	—	502,000	—	502,000
Other Financial Instruments:†
Open Futures Contracts - Appreciation	8,728	—	—	8,728

Total	$111,310,208	$502,000	$—	$111,812,208

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company I Health Sciences Fund

PORTFOLIO PROFILE — November 30, 2013 (unaudited)

Industry Allocation*

Medical — Biomedical/Gene	30.2%
Medical — Drugs	17.0
Medical — HMO	10.1
Medical Products	6.4
Therapeutics	5.9
Medical — Wholesale Drug Distribution	3.7
Registered Investment Companies	3.2
Medical — Hospitals	2.6
Medical Instruments	2.5
Electronic Measurement Instruments	2.1
Medical — Generic Drugs	2.0
Instruments — Scientific	1.9
Pharmacy Services	1.8
Medical Labs & Testing Services	1.6
Medical Information Systems	1.0
Medical — Outpatient/Home Medical	0.9
Dental Supplies & Equipment	0.9
Diagnostic Kits	0.8
Consulting Services	0.7
Physicians Practice Management	0.7
Retail — Drug Store	0.6
Commercial Services	0.5
Patient Monitoring Equipment	0.4
Heart Monitors	0.3
Disposable Medical Products	0.3
Distribution/Wholesale	0.3
Instruments — Controls	0.2
Human Resources	0.2
Diagnostic Equipment	0.2
Insurance Brokers	0.2
Hazardous Waste Disposal	0.2
Agricultural Chemicals	0.1
Medical Laser Systems	0.1
Insurance — Life/Health	0.1
Retail — Convenience Store	0.1
Drug Delivery Systems	0.1
Dialysis Centers	0.1
Decision Support Software	0.1
Enterprise Software/Service	0.1

100.2%

*	Calculated as a percentage of net assets

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 96.9%
Agricultural Chemicals — 0.1%
Monsanto Co.	6,600	$747,978

Commercial Services — 0.5%
HMS Holdings Corp.†	117,500	2,691,925

Consulting Services — 0.7%
Advisory Board Co.†	60,400	3,909,088

Dental Supplies & Equipment — 0.9%
DENTSPLY International, Inc.	94,800	4,508,688

Diagnostic Equipment — 0.2%
GenMark Diagnostics, Inc.†	61,500	731,850
Oxford Immunotec Global PLC†	20,500	324,720

		1,056,570

Diagnostic Kits — 0.8%
IDEXX Laboratories, Inc.†	37,800	3,937,248
Meridian Bioscience, Inc.	3,700	90,946

		4,028,194

Dialysis Centers — 0.1%
DaVita HealthCare Partners, Inc.†	6,400	381,120

Disposable Medical Products — 0.3%
Shandong Weigao Group Medical Polymer Co., Ltd.	1,028,000	1,405,558
Utah Medical Products, Inc.	2,300	122,383

		1,527,941

Distribution/Wholesale — 0.3%
MWI Veterinary Supply, Inc.†	7,400	1,348,058

Drug Delivery Systems — 0.1%
Depomed, Inc.†	32,600	287,532
Nektar Therapeutics†	24,800	311,488

		599,020

Electronic Measurement Instruments — 2.1%
Agilent Technologies, Inc.	205,200	10,992,564

Enterprise Software/Service — 0.1%
Veeva Systems, Inc., Class A†	6,700	271,283

Hazardous Waste Disposal — 0.2%
Stericycle, Inc.†	7,300	857,604

Heart Monitors — 0.3%
HeartWare International, Inc.†	15,625	1,506,250

Human Resources — 0.2%
Team Health Holdings, Inc.†	23,100	1,079,463

Instruments - Controls — 0.2%
Mettler-Toledo International, Inc.†	5,000	1,232,850

Instruments - Scientific — 1.9%
FEI Co.	42,900	3,906,045
Thermo Fisher Scientific, Inc.	60,000	6,051,000

		9,957,045

Insurance Brokers — 0.2%
eHealth, Inc.†	19,000	860,890

Insurance - Life/Health — 0.1%
Odontoprev SA	159,400	648,217

Medical Information Systems — 1.0%
athenahealth, Inc.†	29,000	3,803,930
Cerner Corp.†	28,900	1,660,883

		5,464,813

Security Description	Shares	Value (Note 2)

Medical Instruments — 2.5%
ArthroCare Corp.†	13,687	$516,274
Bruker Corp.†	79,800	1,543,332
Intuitive Surgical, Inc.†	11,160	4,206,204
St Jude Medical, Inc.	43,400	2,535,428
Thoratec Corp.†	50,000	1,968,500
Urologix, Inc.†	52,400	10,349
Volcano Corp.†	94,400	2,149,488

		12,929,575

Medical Labs & Testing Services — 1.6%
Covance, Inc.†	38,300	3,231,754
Laboratory Corp. of America Holdings†	40,100	4,084,185
Quest Diagnostics, Inc.	20,100	1,224,894

		8,540,833

Medical Laser Systems — 0.1%
Cynosure, Inc., Class A†	16,600	429,774
LCA-Vision, Inc.†	70,700	267,246

		697,020

Medical Products — 6.4%
Aspen Pharmacare Holdings, Ltd.	67,415	1,735,634
Becton Dickinson and Co.	61,100	6,634,849
China Medical System Holdings, Ltd.	1,940,500	1,802,171
Cooper Cos., Inc.	28,100	3,701,894
Covidien PLC	78,200	5,337,932
EnteroMedics, Inc.†	105,150	139,850
Henry Schein, Inc.†	43,600	4,970,400
Hospira, Inc.†	11,800	463,858
NanoString Technologies, Inc.†	26,600	314,146
Nobel Biocare Holding AG	11,273	166,026
Sirona Dental Systems, Inc.†	27,800	1,912,084
Sonova Holding AG	8,308	1,157,593
Stryker Corp.	35,100	2,612,142
Tornier NV†	77,200	1,396,548
Wright Medical Group, Inc. CVR†	14,500	5,510
Zimmer Holdings, Inc.	14,100	1,288,881

		33,639,518

Medical - Biomedical/Gene — 30.2%
Abcam PLC	66,011	514,303
Acceleron Pharma, Inc.†	12,200	265,594
Acorda Therapeutics, Inc.†	10,075	350,711
Aegerion Pharmaceuticals, Inc.†	92,500	6,561,025
Alexion Pharmaceuticals, Inc.†	181,340	22,576,830
Alnylam Pharmaceuticals, Inc.†	46,000	2,815,200
AMAG Pharmaceuticals, Inc.†	35,900	880,627
Amgen, Inc.	70,875	8,085,420
Biogen Idec, Inc.†	59,600	17,341,812
Celgene Corp.†	43,040	6,962,581
China Biologic Products, Inc.†(1)(3)	5,300	156,827
Exelixis, Inc.†	222,200	1,295,426
Gilead Sciences, Inc.†	538,800	40,307,628
Illumina, Inc.†	9,100	891,800
Incyte Corp., Ltd.†	309,300	14,413,380
InterMune, Inc.†	222,400	3,075,792
Intrexon Corp.†	9,500	217,455
Lexicon Pharmaceuticals, Inc.†	44,400	106,560
Medicines Co.†	165,250	6,049,802
Momenta Pharmaceuticals, Inc.†	27,300	485,667
Novavax, Inc.†	201,700	750,324
Prothena Corp. PLC†	34,287	967,922
Puma Biotechnology, Inc.†	51,824	2,580,317
Regeneron Pharmaceuticals, Inc.†	35,900	10,549,574

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Biomedical/Gene (continued)
Rigel Pharmaceuticals, Inc.†	30,800	$81,928
Seattle Genetics, Inc.†	23,500	965,615
Sophiris Bio, Inc.†(OTC)	71,200	305,448
Sophiris Bio, Inc.†(TSX)	7,028	30,163
Stemline Therapeutics, Inc.†	22,500	464,850
Sunesis Pharmaceuticals, Inc.†	123,700	624,685
United Therapeutics Corp.†	3,800	350,778
Vertex Pharmaceuticals, Inc.†	103,394	7,177,611
Zeneca, Inc. CVR(1)(2)(3)	23,110	13,866

		158,217,521

Medical - Drugs — 17.0%
AbbVie, Inc.	230,800	11,182,260
ACADIA Pharmaceuticals, Inc.†	47,600	1,108,604
Alkermes PLC†	208,800	8,431,344
Allergan, Inc.	6,600	640,530
Array BioPharma, Inc.†	422,800	2,418,416
Bayer AG	17,365	2,316,573
Bayer AG ADR	600	80,100
Bristol-Myers Squibb Co.	118,700	6,098,806
Cadence Pharmaceuticals, Inc.†	156,300	1,409,826
Chimerix, Inc.†	23,100	370,062
Clovis Oncology, Inc.†	18,400	1,109,152
Endocyte, Inc.†	15,300	176,562
Forest Laboratories, Inc.†	70,600	3,622,486
Idenix Pharmaceuticals, Inc.†	210,900	1,132,533
Ironwood Pharmaceuticals, Inc.†	23,900	272,938
Jazz Pharmaceuticals PLC†	37,400	4,372,808
Mallinckrodt PLC†	9,544	495,906
Merck & Co., Inc.	52,400	2,611,092
Natco Pharma, Ltd.	9,801	122,422
Novartis AG	25,432	2,010,263
Ophthotech Corp.†	19,400	548,050
Pacira Pharmaceuticals, Inc.†	75,900	4,188,921
Pfizer, Inc.	157,200	4,987,956
Roche Holding AG	14,263	3,976,237
Shire PLC	21,714	985,210
Shire PLC ADR	12,032	1,634,066
Supernus Pharmaceuticals, Inc.†	131,200	948,576
Takeda Pharmaceutical Co., Ltd.	31,500	1,530,022
TESARO, Inc.†	60,472	2,358,408
UCB SA (BSE)	24,402	1,637,450
UCB SA (FSE)	9,588	645,938
Valeant Pharmaceuticals International, Inc.†	134,033	14,694,038
Vanda Pharmaceuticals, Inc.†	60,300	707,922
Vectura Group PLC†	82,423	155,146

		88,980,623

Medical - Generic Drugs — 2.0%
Actavis PLC†	59,480	9,699,403
Simcere Pharmaceutical Group ADR†(1)(3)	18,600	177,816
Towa Pharmaceutical Co., Ltd.	16,100	785,941

		10,663,160

Medical - HMO — 10.1%
Aetna, Inc.	166,500	11,476,845
Cigna Corp.	67,900	5,937,855
Humana, Inc.	95,800	9,962,242
UnitedHealth Group, Inc.	210,300	15,663,144
WellCare Health Plans, Inc.†	50,758	3,771,319
WellPoint, Inc.	64,100	5,953,608

		52,765,013

Security Description	Shares	Value (Note 2)

Medical - Hospitals — 2.6%
Acadia Healthcare Co., Inc.†	31,380	$1,449,756
Bumrungrad Hospital PCL(1)(3)	62,700	175,740
Community Health Systems, Inc.†	8,000	330,000
HCA Holdings, Inc.†	73,400	3,407,228
Life Healthcare Group Holdings, Ltd. Bonds	175,369	704,845
Mediclinic International, Ltd.	108,168	774,068
Select Medical Holdings Corp.	47,403	410,510
Universal Health Services, Inc., Class B	76,400	6,297,652

		13,549,799

Medical - Outpatient/Home Medical — 0.9%
Air Methods Corp.	83,300	4,661,468

Medical - Wholesale Drug Distribution — 3.7%
AmerisourceBergen Corp.	32,900	2,320,437
Cardinal Health, Inc.	104,900	6,776,540
McKesson Corp.	60,700	10,069,523

		19,166,500

Patient Monitoring Equipment — 0.4%
Insulet Corp.†	31,700	1,173,534
Mindray Medical International, Ltd. ADR	29,900	1,190,319

		2,363,853

Pharmacy Services — 1.8%
Catamaran Corp.†	101,740	4,642,396
Express Scripts Holding Co.†	68,967	4,644,928

		9,287,324

Physicians Practice Management — 0.7%
Envision Healthcare Holdings, Inc.†	27,500	814,550
MEDNAX, Inc.†	27,600	3,058,080

		3,872,630

Retail - Convenience Store — 0.1%
CP ALL PCL	494,800	627,938

Retail - Drug Store — 0.6%
Raia Drogasil SA	84,342	610,154
Shanghai Pharmaceuticals Holding Co., Ltd.	31,200	72,842
Walgreen Co.	43,800	2,592,960

		3,275,956

Therapeutics — 5.9%
Agios Pharmaceuticals, Inc.†	5,000	87,750
AVANIR Pharmaceuticals, Inc., Class A†	531,011	2,357,689
BioMarin Pharmaceutical, Inc.†	69,100	4,863,258
Isis Pharmaceuticals, Inc.†	78,300	3,034,908
Neurocrine Biosciences, Inc.†	223,635	2,196,096
Pharmacyclics, Inc.†	127,500	15,876,300
Portola Pharmaceuticals, Inc.†	13,300	332,500
Questcor Pharmaceuticals, Inc.	37,900	2,198,579

		30,947,080

Total Common Stocks
(cost $315,782,247)		507,855,372

CONVERTIBLE PREFERRED SECURITIES — 0.1%
Decision Support Software — 0.1%
Castlight Health, Inc. Series D(1)(2)(3)	42,238	280,460

Medical - Biomedical/Gene — 0.0%
Calithera Biosciences, Inc. Series D(1)(2)(3)	676,756	118,568

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

CONVERTIBLE PREFERRED SECURITIES (continued)
Therapeutics — 0.0%
Ultragenyx Pharmaceutical, Inc., Series B(1)(2)(3)	$75,017	$207,752

Total Convertible Preferred Securities
(cost $581,292)		606,780

WARRANTS — 0.0%
Medical Products — 0.0%
EnteroMedics, Inc. Expires 06/13/16 (Strike price $2.19)	42,300	17,406
EnteroMedics, Inc. Expires 09/28/16 (Strike price $1.90)	6,300	3,125

		20,531

Medical - Drugs — 0.0%
Alexza Pharmaceuticals, Inc. Expires 10/05/16 (Strike price $27.70)(1)(2)(3)	1,305	0
Cadence Pharmaceuticals, Inc. Expires 02/18/14 (Strike price $7.84)(1)(3)	9,484	18,813

		18,813

Total Warrants
(cost $2,817)		39,344

CONVERTIBLE BONDS & NOTES — 0.0%
Patient Monitoring Equipment — 0.0%
Insulet Corp. Senior Notes 3.75% due 06/15/2016 (cost $68,000)	68,000	100,003

U.S. CORPORATE BONDS & NOTES — 0.0%
Heart Monitors — 0.0%
HeartWare International, Inc. Senior Notes 3.50% due 12/15/2017 (cost $69,501)	71,000	85,688

PUT OPTIONS - PURCHASED — 0.0%
Medical - HMO — 0.0%
Wellpoint, Inc.(5) (cost $6,536)	28	980

Total Long-Term Investment Securities
(cost $316,510,393)		508,688,167

SHORT-TERM INVESTMENT SECURITIES — 3.2%
Registered Investment Companies — 3.2%
T. Rowe Price Reserve Investment Fund (cost $16,456,060)	$16,456,060	$16,456,060

TOTAL INVESTMENTS
(cost $332,966,453)(4)	100.2%	525,144,227
Liabilities in excess of other assets	(0.2)	(1,252,750)

NET ASSETS	100.0%	$523,891,477

†	Non-income producing security
(1)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security.

In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2013, the Health Sciences Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Alexza Pharmaceuticals, Inc. Expires 10/05/2016 Strike price $27.70 Warrant	10/05/2009	1,305	$1,631	$0	$0.00	0.0%
Bumrungrad Hospital PCL Common Stock	04/04/2012	1,000	1,783
	04/05/2012	14,600	25,962
	04/05/2012	4,500	8,005
	04/10/2012	2,400	4,201
	04/10/2012	16,500	28,899
	04/11/2012	1,100	1,928
	04/12/2012	1,100	1,939
	04/17/2012	1,600	2,839
	04/18/2012	2,200	3,916
	04/19/2012	1,300	2,297
	05/02/2012	800	1,582
	05/04/2012	3,200	6,304
	05/08/2012	1,200	2,363
	05/09/2012	5,800	11,355
	06/18/2012	2,000	3,872
	06/19/2012	2,100	4,162
	06/21/2012	1,300	2,592

		62,700	113,999	175,740	9.40	0.1%

Cadence Pharmaceuticals, Inc. Expires 02/18/2014 Strike Price $7.84 Warrant	02/18/2009	9,484	1,186	18,813	1.98	0.0%
Calithera Biosciences, Inc. Series D Convertible Preferred Securities	10/7/2013	676,756	118,568	118,568	0.18	0.0%
Castlight Health, Inc. Series D Convertible Preferred Securities	04/26/2012	42,238	254,972	280,460	6.64	0.1%
China Biologic Products, Inc. Common Stock	12/18/2012	1,300	20,153
	12/20/2012	200	3,072
	12/20/2012	1,900	29,341
	12/24/2012	600	9,286
	12/26/2012	100	1,551
	12/27/2012	100	1,558
	12/31/2012	200	3,051
	01/02/2013	100	1,511
	01/02/2013	800	12,115

		5,300	81,638	156,827	29.59	0.0%

Simcere Pharmaceutical Group ADR Common Stock	03/17/2008	2,600	28,054
	04/30/2009	3,100	21,763
	05/21/2009	4,100	25,067
	01/08/2010	3,800	36,700
	03/02/2010	200	1,773
	03/03/2010	2,500	22,036
	03/04/2010	1,000	8,784
	03/05/2010	700	6,245
	03/08/2010	600	5,339

		18,600	155,761	177,816	9.56	0.0%

Ultragenyx Pharmaceutical, Inc. Convertible Preferred Securities	12/19/2012	75,017	207,752	207,752	2.77	0.0%
Zeneca, Inc. CVR Common Stock	07/19/2013	23,110	—	13,866	0.60	0.0%

				$1,149,842		0.2%

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(3)	Illiquid security. At November 30, 2013, the aggregate value of these securities was $1,149,842 representing 0.2% of net assets.
(4)	See Note 5 for cost of investments on a tax basis.
(5)	Options Purchased

Put Options - Purchased
Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Paid	Value at November 30, 2013	Unrealized Appreciation (Depreciation)
Wellpoint, Inc.	Jan-14	$80.00	28	$6,536	$980	$(5,556)

ADR—American Depository Receipt

BSE—Brussels Stock Exchange

CVR—Contingent Value Right

FSE—Frankfurt Stock Exchange

OTC—Over The Counter US

TSX—Toronto Stock Exchange

Open call option contracts written at November 30, 2013 for the Health Sciences Fund were as follows:
Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Received	Value at November 30, 2013	Unrealized Appreciation (Depreciation)
Alexion Pharmaceuticals, Inc.	Jan-14	$110.00	9	$9,333	$14,580	$(5,247)
Alexion Pharmaceuticals, Inc.	Jan-14	115.00	9	7,758	10,890	(3,132)
athenahealth, Inc.	Jan-14	130.00	41	25,634	40,180	(14,546)
Incyte Corp.	Dec-13	40.00	76	22,150	59,280	(37,130)
Incyte Corp.	Jan-14	40.00	68	15,520	54,400	(38,880)
Intuitive Surgical, Inc.	Jan-14	690.00	12	30,323	120	30,203
Regeneron Pharmaceuticals, Inc.	Jan-14	330.00	33	32,323	18,810	13,513
Valeant Pharmaceuticals International, Inc.	Jan-14	120.00	43	18,368	6,665	11,703

			291	$161,409	$204,925	$(43,516)

Open put option contracts written at November 30, 2013 for the Health Sciences Fund were as follows:
Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Received	Value at November 30, 2013	Unrealized Appreciation (Depreciation)
Agilent Technologies, Inc.	Jan-14	$45.00	95	$76,660	$950	$75,710
Alexion Pharmaceuticals, Inc.	Jan-14	110.00	19	47,442	2,755	44,687
Alexion Pharmaceuticals, Inc.	Jan-14	115.00	19	47,252	4,560	42,692
AmerisourceBergen Corp.	Jan-14	45.00	16	7,518	400	7,118
Bristol Myers Squibb Co.	Jan-14	35.00	126	45,926	378	45,548
Centene Corp.	Jan-14	40.00	32	21,664	1,120	20,544
Eli Lilly & Co.	Jan-14	55.00	63	40,761	31,500	9,261
Express Scripts Holding Co.	Jan-14	55.00	6	4,302	78	4,224
Forest Laboratories, Inc.	Jan-14	40.00	195	96,973	1,950	95,023
Gilead Sciences, Inc.	Jan-14	35.00	32	18,992	128	18,864
Gilead Sciences, Inc.	Jan-14	42.50	126	80,690	630	80,060
Humana, Inc.	Jan-14	80.00	12	18,384	120	18,264
Medivation, Inc.	Jan-14	55.00	108	125,102	14,688	110,414
Merck & Co., Inc.	Jan-14	45.00	79	41,947	1,501	40,446
Pfizer, Inc.	Jan-14	27.00	220	55,120	1,100	54,020
Pharmacyclics, Inc.(2)	Jan-14	50.00	10	11,972	200	11,772
St. Jude Medical, Inc.	Jan-14	30.00	19	7,163	95	7,068
St. Jude Medical, Inc.	Jan-14	45.00	22	23,088	220	22,868
Stryker Corp.	Jan-14	60.00	32	24,303	320	23,983
Teva Pharmaceutical Industries, Ltd. ADR	Jan-14	45.00	31	24,706	14,570	10,136
UnitedHealth Group, Inc.	Jan-14	60.00	54	50,169	756	49,413
Vertex Pharmaceuticals, Inc.	Jan-14	60.00	63	106,121	9,135	96,986
ViroPharma, Inc.	Jan-14	30.00	10	8,175	50	8,125
WellPoint, Inc.	Jan-14	70.00	47	52,028	611	51,417

			1,436	$1,036,458	$87,815	$948,643

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Medical Products	$33,639,518	$—	$—	$33,639,518
Medical - Biomedical/Gene	158,173,492	30,163	13,866	158,217,521
Medical - Drugs	88,980,623	—	—	88,980,623
Medical - HMO	52,765,013	—	—	52,765,013
Therapeutics	30,947,080	—	—	30,947,080
Other Industries*	143,305,617	—	—	143,305,617
Convertible Preferred Securities	—	—	606,780	606,780
Warrants:
Medical Products	—	20,531	—	20,531
Medical-Drugs	—	18,813	0	18,813
Convertible Bonds & Notes	—	100,003	—	100,003
U.S. Corporate Bonds & Notes	—	85,688	—	85,688
Put Option Purchased	980	—	—	980
Short-Term Investment Securities:
Registered Investment Companies	16,456,060	—	—	16,456,060
Other Financial Instruments:+
Call Option Contracts Written - Appreciation	55,419	—	—	55,419
Put Option Contracts Written - Appreciation	936,871	—	11,772	948,643

Total	$525,260,673	$255,198	$632,418	$526,148,289

LIABILITIES:
Other Financial Instruments:+
Call Option Contracts Written - Depreciation	98,935	—	—	98,935

Total	$98,935	$—	$—	$98,935

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $15,743,411 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Fund.

See Notes to Financial Statements

VALIC Company I Inflation Protected Fund

PORTFOLIO PROFILE — November 30, 2013 (unaudited)

Industry Allocation*

United States Treasury Notes	30.5%
United States Treasury Bonds	23.4
Sovereign	13.4
Diversified Banking Institutions	10.5
Time Deposits	3.9
Insurance — Life/Health	2.2
Banks — Super Regional	1.8
Diversified Financial Services	1.6
Federal National Mtg. Assoc.	1.6
Banks — Commercial	1.4
Insurance — Multi-line	1.3
Federal Home Loan Mtg. Corp.	1.2
Finance — Consumer Loans	1.2
Electric — Integrated	0.8
Telephone — Integrated	0.7
Cellular Telecom	0.5
Telecom Services	0.5
Special Purpose Entities	0.3
Gold Mining	0.3
Metal — Diversified	0.3
Aerospace/Defense — Equipment	0.2
Oil Companies — Integrated	0.2
Insurance — Reinsurance	0.2
Diversified Manufacturing Operations	0.2
Oil Companies — Exploration & Production	0.2
Government National Mtg. Assoc.	0.2
Electronics — Military	0.2
Diversified Minerals	0.2
Finance — Auto Loans	0.1
Retail — Auto Parts	0.1
SupraNational Banks	0.1
Finance — Investment Banker/Broker	0.1
Banks — Money Center	0.1

99.5%

Credit Quality†#

Aaa	71.9%
Aa	5.3
A	7.4
Baa	10.9
Ba	1.9
B	0.7
Not Rated@	1.9

100.0%

*	Calculated as a percentage of net assets.
@	Represent debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Moody’s
#	Calculated as percentage of total debt issues, excluding short-term securities.

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited)

Security Description	Principal Amount(1)		Value (Note 2)

U.S. CORPORATE BONDS & NOTES — 12.9%
Aerospace/Defense-Equipment — 0.2%
Exelis, Inc. Company Guar. Notes 5.55% due 10/01/2021		$1,000,000	$1,001,744

Banks-Commercial — 0.2%
BNP Paribas LLC FRS Bank Guar. Notes 2.94% due 04/03/2017		674,000	671,196

Banks-Super Regional — 0.9%
Bank of America NA FRS Sub. Notes 0.55% due 06/15/2017		2,000,000	1,954,452
Wells Fargo & Co. FRS Senior Notes 3.46% due 03/31/2021		2,000,000	2,045,284

			3,999,736

Diversified Banking Institutions — 6.1%
Bank of America Corp. FRS Senior Notes 1.28% due 01/15/2019		1,425,000	1,429,237
Citigroup, Inc. FRS Senior Notes 0.92% due 11/15/2016		1,000,000	1,001,255
Citigroup, Inc. FRS Company Guar. Notes 3.68% due 03/30/2020		3,000,000	3,242,460
Goldman Sachs Group, Inc. FRS Senior Notes 1.34% due 11/15/2018		2,000,000	1,995,236
Goldman Sachs Group, Inc. FRS Notes 4.00% due 08/30/2023		4,000,000	3,917,932
JPMorgan Chase & Co. FRS Senior Notes 1.68% due 06/23/2016		2,000,000	2,032,400
JPMorgan Chase & Co. FRS Senior Notes 3.26% due 04/28/2020		2,000,000	2,116,600
JPMorgan Chase & Co. FRS Senior Notes 3.65% due 02/25/2021		1,000,000	1,019,900
Morgan Stanley FRS Senior Notes 1.49% due 02/25/2016		1,400,000	1,418,652
Morgan Stanley FRS Senior Notes 3.07% due 08/24/2023		468,000	437,870
Morgan Stanley FRS Senior Notes 3.52% due 12/15/2019		1,813,000	1,831,130
Morgan Stanley FRS Senior Notes 3.52% due 01/24/2020(2)		2,203,000	2,253,030
Morgan Stanley FRS Senior Notes 3.52% due 04/25/2023		2,588,000	2,544,496
Morgan Stanley FRS Senior Notes 3.52% due 06/09/2023		664,000	664,000
Morgan Stanley Senior Notes 5.40% due 05/15/2015*(2)	BRL	1,632,500	702,308

			26,606,506

Security Description	Principal Amount(1)	Value (Note 2)

Diversified Financial Services — 0.6%
General Electric Capital Corp. Senior Notes 5.55% due 05/04/2020	$500,000	$579,568
Morgan Stanley & Co. LLC FRS Senior Notes 3.52% due 02/11/2020	2,000,000	2,018,940

		2,598,508

Electronics-Military — 0.2%
L-3 Communications Corp. Company Guar. Notes 4.95% due 02/15/2021	800,000	846,006

Finance-Auto Loans — 0.1%
Ford Motor Credit Co. LLC FRS Senior Notes 0.99% due 01/17/2017	500,000	501,691

Finance-Consumer Loans — 0.7%
SLM Corp. FRS Senior Notes 3.07% due 04/01/2014	1,000,000	991,260
SLM Corp. FRS Senior Notes 3.32% due 06/15/2015	424,000	417,089
SLM Corp. FRS Senior Notes 3.67% due 12/15/2020	1,317,000	1,214,590
SLM Corp. FRS Senior Notes 3.77% due 05/03/2019	400,000	384,836

		3,007,775

Finance-Investment Banker/Broker — 0.1%
Lehman Brothers Holdings, Inc. Escrow Notes 0.00% due 04/14/2011†	400,000	80,500
Lehman Brothers Holdings, Inc. FRS Escrow Notes 0.00% due 06/10/2014†	578,000	122,103
Lehman Brothers Holdings, Inc. FRS Escrow Notes 0.00% due 11/01/2014†	1,000,000	201,250

		403,853

Gold Mining — 0.3%
Newmont Mining Corp. Company Guar. Notes 3.50% due 03/15/2022	1,460,000	1,262,399

Insurance-Life/Health — 1.4%
Pacific Life Global Funding FRS Senior Notes 3.31% due 06/02/2018*	300,000	297,120
Pacific Life Global Funding FRS Bonds 3.70% due 02/06/2016*	3,300,000	3,416,754
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	307,000	344,951
Prudential Financial, Inc. FRS Senior Notes 3.93% due 05/23/2018(2)	2,000,000	2,126,000

		6,184,825

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Principal Amount(1)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Multi-line — 1.3%
Monumental Global Funding III FRS Senior Sec. Notes 3.70% due 05/22/2018*	$5,000,000	$5,508,790

Machinery-Farming — 0.0%
CNH Capital LLC Company Guar. Notes 3.25% due 02/01/2017*	190,000	191,900

Oil Companies-Exploration & Production — 0.2%
Plains Exploration & Production Co. Company Guar. Notes 6.75% due 02/01/2022	900,000	983,334

Retail-Auto Parts — 0.1%
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 12/01/2023	475,000	474,588

Savings & Loans/Thrifts — 0.0%
Santander Holdings USA, Inc. Senior Notes 3.00% due 09/24/2015	140,000	144,592

Telecom Services — 0.5%
Qwest Corp. Senior Notes 7.20% due 11/10/2026	2,000,000	2,012,794

Total U.S. Corporate Bonds & Notes (cost $55,391,061)		56,400,237

FOREIGN CORPORATE BONDS & NOTES — 6.2%
Banks-Commercial — 0.9%
Banco Bradesco SA FRS Senior Notes 2.34% due 05/16/2014*	1,500,000	1,501,738
Barclays Bank PLC FRS Senior Notes 1.78% due 03/10/2017	2,165,000	2,175,825

		3,677,563

Cellular Telecom — 0.5%
America Movil SAB de CV FRS Senior Notes 1.26% due 09/12/2016	2,000,000	2,019,704

Diversified Banking Institutions — 3.1%
Royal Bank of Scotland Group PLC Senior Notes 6.40% due 10/21/2019	300,000	349,898
Royal Bank of Scotland PLC FRS Company Guar. Notes 3.27% due 03/31/2018	2,000,000	2,048,200
Societe Generale SA FRS Bank Guar. Notes 3.60% due 05/03/2023(2)	10,000,000	9,150,000
UBS AG FRS Notes 3.28% due 04/09/2020	2,000,000	2,042,300

		13,590,398

Diversified Manufacturing Operations — 0.2%
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 4.25% due 06/15/2023*	1,000,000	989,111

Diversified Minerals — 0.2%
Teck Resources, Ltd. Company Guar. Notes 3.15% due 01/15/2017	800,000	829,169

Security Description	Principal Amount(1)		Value (Note 2)

Metal-Diversified — 0.3%
Noranda, Inc. Company Guar. Notes 5.50% due 06/15/2017		$1,000,000	$1,097,665

Oil Companies-Integrated — 0.2%
BP Capital Markets PLC FRS Company Guar. Notes 0.88% due 09/26/2018		1,000,000	1,001,421

SupraNational Banks — 0.1%
North American Development Bank Senior Notes 2.30% due 10/10/2018		450,000	451,103

Telephone-Integrated — 0.7%
Telecom Italia Capital SA Company Guar. Notes 7.18% due 06/18/2019		1,500,000	1,674,727
Telefonica Emisiones SAU Company Guar. Notes 4.95% due 01/15/2015		1,500,000	1,563,069

			3,237,796

Total Foreign Corporate Bonds & Notes (cost $27,542,637)			26,893,930

FOREIGN GOVERNMENT AGENCIES — 12.4%
Sovereign — 12.4%
Brazil Notas do Tesouro Nacional Notes 6.00% due 08/15/2014(3)	BRL	6,071,481	2,686,495
Brazil Notas do Tesouro Nacional Notes 6.00% due 05/15/2015(3)	BRL	9,585,934	4,208,016
Brazil Notas do Tesouro Nacional Notes 6.00% due 05/15/2017(3)	BRL	8,406,665	3,637,344
Federative Republic of Brazil Senior Notes 5.63% due 01/07/2041		236,000	226,560
Government of Australia Bonds 2.71% due 09/20/2030(3)	AUD	2,978,800	2,900,461
Government of Australia Bonds 3.33% due 09/20/2025(3)	AUD	15,541,400	15,940,308
Government of Canada Bonds 4.25% due 12/01/2021(3)	CAD	20,183,488	24,563,577

Total Foreign Government Agencies
(cost $58,009,086)			54,162,761

U.S. GOVERNMENT AGENCIES — 3.0%
Federal Home Loan Mtg. Corp. — 1.2%
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4012, Class NF
0.62% due 12/15/2038		1,711,653	1,720,204
Series 3925, Class FL
0.62% due 01/15/2041		1,638,532	1,644,125
Series 4001, Class FM
0.67% due 02/15/2042		821,040	819,893
Series 3355, Class BF
0.87% due 08/15/2037		1,131,461	1,135,227

			5,319,449

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Principal Amount(1)		Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. — 1.6%
Federal National Mtg. Assoc. REMIC FRS
Series 2012-93, Class BF
0.57% due 09/25/2042		$2,474,561	$2,466,603
Series 2011-103, Class FD
0.62% due 05/25/2040		4,188,256	4,201,934

			6,668,537

Government National Mtg. Assoc. — 0.2%
Government National Mtg. Assoc. REMIC FRS Series 2010-14, Class FN 0.72% due 02/16/2040		902,155	912,333

Total U.S. Government Agencies
(cost $12,881,666)			12,900,319

U.S. GOVERNMENT TREASURIES — 53.9%
United States Treasury Bonds TIPS(3) — 23.4%
0.63% due 02/15/2043		3,666,204	2,890,285
0.75% due 02/15/2042		870,408	716,863
1.75% due 01/15/2028		17,770,317	19,437,670
2.00% due 01/15/2026		9,449,237	10,683,543
2.13% due 02/15/2040		2,599,872	2,981,120
2.13% due 02/15/2041		6,062,251	6,957,851
2.38% due 01/15/2025		3,726,420	4,371,557
2.50% due 01/15/2029		9,269,675	11,122,164
3.63% due 04/15/2028		13,028,670	17,583,610
3.88% due 04/15/2029		18,159,443	25,406,186

			102,150,849

United States Treasury Notes TIPS(3) — 30.5%
0.13% due 04/15/2016		10,925,725	11,208,253
0.13% due 04/15/2017		10,808,567	11,153,933
0.13% due 04/15/2018		9,926,322	10,238,842
0.13% due 01/15/2023		8,622,145	8,286,692
0.50% due 04/15/2015		2,160,840	2,200,850
0.63% due 07/15/2021		1,038,850	1,073,911
1.13% due 01/15/2021		4,816,530	5,151,428
1.25% due 04/15/2014		13,829,375	13,872,592
1.38% due 07/15/2018		9,120,636	10,011,321
1.38% due 01/15/2020		6,496,500	7,091,333
1.63% due 01/15/2015		6,388,606	6,564,293
1.88% due 07/15/2015		15,648,620	16,449,391
1.88% due 07/15/2019		1,644,870	1,857,547
2.00% due 07/15/2014		6,210,700	6,330,064
2.00% due 01/15/2016		5,898,400	6,284,562
2.38% due 01/15/2017		4,644,160	5,137,602
2.63% due 07/15/2017		9,037,680	10,233,763

			133,146,377

Total U.S. Government Treasuries
(cost $220,267,026)			235,297,226

FOREIGN GOVERNMENT TREASURIES — 1.0%
Sovereign — 1.0%
United Kingdom Gilt Treasury Bonds 0.13% due 03/22/2029(3) (cost $4,150,455)	GBP	2,662,759	4,424,957

PREFERRED SECURITIES — 2.6%
Banks-Money Center — 0.1%
UBS Preferred Funding Trust IV FRS 0.87%		20,000	295,400

Banks-Super Regional — 0.3%
US Bancorp FRS 3.50%		1,802	1,317,262

Security Description	Principal Amount(1)	Value (Note 2)

Diversified Financial Services — 0.4%
Citigroup Capital XIII FRS 7.88%	$60,000	$1,643,400

Electric-Integrated — 0.5%
Entergy Louisiana LLC 4.70%	32,000	609,280
Southern California Edison Co. FRS 5.07%	10,000	1,011,200
Southern California Edison Co. 6.50%	9,000	873,000

		2,493,480

Finance-Consumer Loans — 0.5%
SLM Corp. FRS 3.52%	53,000	1,259,280
SLM Corp. FRS 3.57%	33,871	799,356

		2,058,636

Insurance-Life/Health — 0.8%
Prudential Financial, Inc. FRS 3.92%	138,486	3,636,642

Total Preferred Securities
(cost $11,790,050)		11,444,820

PREFERRED SECURITIES/CAPITAL SECURITIES — 3.6%
Banks-Commercial — 0.3%
Mizuho Capital Investment USD 2, Ltd. FRS 14.95% due 06/30/2014*(4)	1,000,000	1,070,920
Zions Bancorporation FRS Series I 5.80% due 06/15/2023(4)	500,000	447,500

		1,518,420

Banks-Super Regional — 0.6%
Wachovia Capital Trust III FRS 5.57% due 01/09/2014(4)	3,049,000	2,837,400

Diversified Banking Institutions — 1.3%
BAC Capital Trust XIV FRS 4.00% due 12/26/2013(4)	1,000,000	760,000
Barclays PLC VRS 8.25% due 12/15/2018(4)	1,400,000	1,447,600
Goldman Sachs Capital II FRS 4.00% due 01/09/2014(4)	1,250,000	912,500
JPMorgan Chase & Co. FRS Series Q 5.15% due 05/01/2023(4)	500,000	450,000
Royal Bank of Scotland Group PLC FRS 7.64% due 09/30/2017(4)	2,000,000	1,905,000

		5,475,100

Diversified Financial Services — 0.6%
General Electric Capital Corp. FRS Series C 5.25% due 06/15/2023(4)	500,000	472,500
ZFS Finance USA Trust V FRS 6.50% due 05/09/2067*	2,000,000	2,120,000

		2,592,500

Electric-Integrated — 0.3%
Dominion Resources, Inc. FRS 2.55% due 09/30/2066	1,200,000	1,117,477

Insurance-Reinsurance — 0.2%
Reinsurance Group of America, Inc. FRS 6.75% due 12/15/2065	1,000,000	990,000

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Principal Amount(1)	Value (Note 2)

PREFERRED SECURITIES/CAPITAL SECURITIES (continued)
Special Purpose Entity — 0.3%
Goldman Sachs Capital III FRS 4.00% due 01/09/2014(4)	$2,000,000	$1,422,000

Total Preferred Securities/Capital Securities
(cost $16,666,812)		15,952,897

Total Long-Term Investment Securities
(cost $406,698,793)		417,477,147

SHORT-TERM INVESTMENT SECURITIES — 3.9%
Time Deposits — 3.9%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/02/2013 (cost $17,091,000)	$17,091,000	17,091,000

TOTAL INVESTMENTS
(cost $423,789,793)(5)	99.5%	434,568,147
Other assets less liabilities	0.5	2,327,063

NET ASSETS	100.0%	$436,895,210

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2013, the aggregate value of these securities was $16,143,592 representing 3.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Denominated in United States dollars unless otherwise indicated.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(3)	Principal amount of security is adjusted for inflation.
(4)	Perpetual maturity — maturity date reflects the next call date.
(5)	See Note 5 for cost of investments on a tax basis.

AUD—Australian Dollar

BRL—Brazilian Dollar

CAD—Canadian Dollar

GBP—British Pound

REMIC—Real Estate Mortgage Investment Conduit

TIPS—Treasury Inflation Protected Security

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of November 30, 2013 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
U.S. Corporate Bonds & Notes:
Diversified Banking Institutions	$—	$23,409,068	$3,197,438	$26,606,506
Insurance - Life/Health	—	4,058,825	2,126,000	6,184,825
Other Industries*	—	23,608,906	—	23,608,906
Foreign Corporate Bonds & Notes:
Diversified Banking Institutions	—	4,440,398	9,150,000	13,590,398
Other Industries*	—	13,303,532	—	13,303,532
Foreign Government Agencies:
Sovereign	—	54,162,761	—	54,162,761
U.S. Government Agencies	—	12,900,319	—	12,900,319
U.S. Government Treasuries:
United States Treasury Bonds	—	102,150,849	—	102,150,849
United States Treasury Notes	—	133,146,377	—	133,146,377
Foreign Government Treasuries	—	4,424,957	—	4,424,957
Preferred Securities	11,444,820	—	—	11,444,820
Preferred Securities/Capital Securities	—	15,952,897	—	15,952,897
Short-Term Investment Securities:
Time Deposits	—	17,091,000	—	17,091,000

Total	$11,444,820	$408,649,889	$14,473,438	$434,568,147

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes
Balance as of 5/31/2013	$1,012,110	$9,605,000
Accrued discounts	3,297	—
Accrued premiums	(245)	—
Realized gain	—	—
Realized loss	—	—
Change in unrealized appreciation(1)	—	—
Change in unrealized depreciation(1)	(63,201)	(455,000)
Net purchases	2,543,169	—
Net sales	(1,000,000)	—
Transfers into Level 3	2,828,308	—
Transfers out of Level 3	—	—

Balance as of 11/30/2013	$5,323,438	$9,150,000

(1)	The total change in unrealized appreciation (depreciation) included in the operations attributable to level 3 investments still held at November 30, 2013 includes:

U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes
$(47,794)	$(455,000)

The Fund’s other securities classified as Level 3, with a fair value of $14,473,438 at November 30, 2013, are attributable to valuations from a single broker which were deemed to be indicative quotes (which do not necessarily represent prices the broker may be willing to trade on).

See Notes to Financial Statements

VALIC Company I International Equities Fund

PORTFOLIO PROFILE — November 30, 2013 (unaudited)

Industry Allocation*

Banks — Commercial	9.5%
Medical — Drugs	7.9
Diversified Banking Institutions	5.5
Oil Companies — Integrated	4.7
Auto — Cars/Light Trucks	4.3
Registered Investment Companies	3.6
Telephone — Integrated	3.3
Food — Misc./Diversified	3.0
Insurance — Multi-line	2.4
Electric — Integrated	1.8
Chemicals — Diversified	1.8
Insurance — Life/Health	1.8
Food — Retail	1.7
Diversified Minerals	1.6
Cellular Telecom	1.5
Oil Companies — Exploration & Production	1.5
Brewery	1.4
Gas — Distribution	1.3
Real Estate Investment Trusts	1.0
Real Estate Operations & Development	1.0
Retail — Apparel/Shoe	1.0
Aerospace/Defense	0.9
Tobacco	0.9
Insurance — Property/Casualty	0.9
Time Deposits	0.8
Import/Export	0.8
Building — Heavy Construction	0.8
Electronic Components — Misc.	0.8
Electric Products — Misc.	0.8
Building Products — Cement	0.8
Transport — Rail	0.7
Diversified Operations	0.7
Rubber — Tires	0.7
Investment Management/Advisor Services	0.7
Soap & Cleaning Preparation	0.7
Power Converter/Supply Equipment	0.7
Electronic Components — Semiconductors	0.6
Insurance — Reinsurance	0.6
Metal — Diversified	0.6
Machinery — Construction & Mining	0.6
Auto/Truck Parts & Equipment — Original	0.6
Telecom Services	0.5
Apparel Manufacturers	0.5
Cosmetics & Toiletries	0.5
Aerospace/Defense — Equipment	0.5
Steel — Producers	0.5
Real Estate Management/Services	0.5
Building & Construction Products — Misc.	0.5
Diversified Financial Services	0.5
Retail — Major Department Stores	0.5
Machinery — General Industrial	0.5
Industrial Gases	0.5
Transport — Services	0.4
Diversified Manufacturing Operations	0.4
Finance — Investment Banker/Broker	0.4
Airport Development/Maintenance	0.4
Engineering/R&D Services	0.4
Casino Hotels	0.4
Semiconductor Equipment	0.4
Exchange — Traded Funds	0.4
Office Automation & Equipment	0.4
Beverages — Wine/Spirits	0.4
Cable/Satellite TV	0.4
Building — Maintenance & Services	0.4
Chemicals — Specialty	0.4
Beverages — Non-alcoholic	0.4
Transport — Marine	0.3
Industrial Automated/Robotic	0.3
Finance — Other Services	0.3

Metal — Copper	0.3
Transactional Software	0.3
Retail — Misc./Diversified	0.3
Photo Equipment & Supplies	0.3
Retail — Jewelry	0.3
Enterprise Software/Service	0.3
Wireless Equipment	0.3
Advertising Services	0.3
Food — Confectionery	0.3
Food — Baking	0.3
Auto — Heavy Duty Trucks	0.3
Cruise Lines	0.3
Computer Aided Design	0.3
Machinery — Electrical	0.3
Metal Processors & Fabrication	0.3
Metal — Iron	0.3
Building & Construction — Misc.	0.2
Medical — Generic Drugs	0.2
Agricultural Chemicals	0.2
Semiconductor Components — Integrated Circuits	0.2
Building — Residential/Commercial	0.2
Chemicals — Plastics	0.2
Oil — Field Services	0.2
Medical — Biomedical/Gene	0.2
Oil Refining & Marketing	0.2
Audio/Video Products	0.2
Retail — Discount	0.2
Medical Products	0.2
Athletic Footwear	0.2
Toys	0.2
Commercial Services	0.2
Textile — Apparel	0.2
Multimedia	0.2
Computers	0.2
Distribution/Wholesale	0.2
Dialysis Centers	0.2
Coal	0.2
Applications Software	0.2
Publishing — Periodicals	0.2
Oil & Gas Drilling	0.2
Machinery — Farming	0.2
Broadcast Services/Program	0.2
Hotels/Motels	0.1
Airlines	0.1
Retail — Convenience Store	0.1
Investment Companies	0.1
Water	0.1
Television	0.1
Public Thoroughfares	0.1
Diversified Operations/Commercial Services	0.1
Electric — Generation	0.1
Paper & Related Products	0.1
Medical — Wholesale Drug Distribution	0.1
Machine Tools & Related Products	0.1
Steel — Specialty	0.1
Steel Pipe & Tube	0.1
Filtration/Separation Products	0.1
Optical Supplies	0.1
Advertising Agencies	0.1
Building Products — Doors & Windows	0.1
Finance — Leasing Companies	0.1
Gambling (Non-Hotel)	0.1
Food — Catering	0.1
Internet Application Software	0.1
Non — Ferrous Metals	0.1
Commercial Services — Finance	0.1
Lottery Services	0.1
Containers — Paper/Plastic	0.1
U.S. Government Treasuries	0.1

VALIC Company I International Equities Fund

PORTFOLIO PROFILE — November 30, 2013 (unaudited) — (continued)

Industry Allocation* (continued)

Finance — Credit Card	0.1%
Internet Content — Entertainment	0.1
Retail — Building Products	0.1
Food — Dairy Products	0.1
Food — Wholesale/Distribution	0.1
Electronic Measurement Instruments	0.1
Security Services	0.1
Food — Meat Products	0.1
Electric — Distribution	0.1
Electronics — Military	0.1
Sugar	0.1
Finance — Consumer Loans	0.1
Building Products — Air & Heating	0.1
Mining Services	0.1
Publishing — Books	0.1
Computers — Memory Devices	0.1
Computer Data Security	0.1
E-Commerce/Services	0.1
Wire & Cable Products	0.1
MRI/Medical Diagnostic Imaging	0.1
Publishing — Newspapers	0.1
Gas — Transportation	0.1

103.2%

Country Allocation*

Japan	18.7%
United Kingdom	17.6
France	9.3
Germany	8.7
Switzerland	7.9
Australia	6.8
United States	4.9
Hong Kong	2.8
Netherlands	2.7
Italy	2.5
Spain	2.5
Sweden	2.5
Denmark	1.7
South Korea	1.5
China	1.2
Singapore	1.2
Taiwan	1.2
Brazil	1.1
Belgium	0.8
South Africa	0.7
Jersey	0.7
Russia	0.5
Mexico	0.5
Finland	0.5
India	0.5
Norway	0.5
Israel	0.4
Austria	0.4
Cayman Islands	0.4
Malaysia	0.3
Bermuda	0.3
Luxembourg	0.2
Ireland	0.2
Thailand	0.2
Portugal	0.2
Turkey	0.2
Philippines	0.2
Poland	0.2

Colombia	0.2
Indonesia	0.1
New Zealand	0.1
Isle of Man	0.1

103.2%

*	Calculated as a percentage of net assets

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 96.6%
Australia — 6.8%
AGL Energy, Ltd.	40,329	$551,493
ALS, Ltd.#	28,602	218,625
Alumina, Ltd.†#	181,047	167,417
Amcor, Ltd.	88,206	887,175
AMP, Ltd.	214,727	911,622
APA Group(1)	61,452	342,633
Asciano, Ltd.	71,395	375,306
ASX, Ltd.	14,071	475,599
Aurizon Holdings, Ltd.	151,488	644,521
Australia & New Zealand Banking Group, Ltd.	200,516	5,827,493
Bank of Queensland, Ltd.	23,194	257,163
Bendigo and Adelaide Bank, Ltd.#	29,914	306,870
BGP Holdings PLC(2)(3)	835,027	0
BHP Billiton, Ltd.	234,941	8,003,065
Boral, Ltd.	57,762	253,648
Brambles, Ltd.	114,121	988,754
Caltex Australia, Ltd.	10,098	175,256
CFS Retail Property Trust Group(1)	152,094	284,059
Coca-Cola Amatil, Ltd.#	41,961	462,183
Cochlear, Ltd.#	4,113	219,133
Commonwealth Bank of Australia	117,825	8,353,543
Computershare, Ltd.	34,225	339,557
Crown Resorts, Ltd.	29,524	454,573
CSL, Ltd.	35,665	2,233,215
Dexus Property Group(1)	336,017	319,904
Echo Entertainment Group, Ltd.	57,140	131,185
Federation Centres, Ltd.	103,244	223,864
Flight Centre Travel Group, Ltd.	4,139	183,602
Fortescue Metals Group, Ltd.#	114,837	594,254
Goodman Group(1)	126,682	558,602
GPT Group(1)	127,111	414,580
Harvey Norman Holdings, Ltd.#	40,125	118,075
Iluka Resources, Ltd.#	30,037	239,993
Incitec Pivot, Ltd.	121,756	287,298
Insurance Australia Group, Ltd.	151,819	836,804
Leighton Holdings, Ltd.#	12,188	180,549
Lend Lease Group(1)	40,186	404,556
Macquarie Group, Ltd.†	22,325	1,101,977
Metcash, Ltd.#	63,648	176,859
Mirvac Group(1)	264,163	409,131
National Australia Bank, Ltd.	171,655	5,407,836
Newcrest Mining, Ltd.	56,406	395,179
Orica, Ltd.#	26,858	567,191
Origin Energy, Ltd.	80,332	1,020,951
Qantas Airways, Ltd.†	83,074	92,335
QBE Insurance Group, Ltd.	89,196	1,271,750
Ramsay Health Care, Ltd.	9,798	345,811
REA Group, Ltd.	3,895	143,751
Rio Tinto, Ltd.	31,858	1,917,340
Santos, Ltd.	70,936	904,767
Seek, Ltd.#	23,365	284,603
Sonic Healthcare, Ltd.	27,902	421,720
SP AusNet#(1)	126,376	133,556
Stockland(1)	168,551	591,200
Suncorp Group, Ltd.	94,023	1,129,850
Sydney Airport(1)	63,848	226,858
Tabcorp Holdings, Ltd.#	53,244	171,233
Tatts Group, Ltd.	103,547	291,500
Telstra Corp., Ltd.	320,305	1,476,578
Toll Holdings, Ltd.#	49,950	260,300
Transurban Group(1)	105,010	670,642
Treasury Wine Estates, Ltd.#	47,370	211,898
Wesfarmers, Ltd.	72,738	2,844,220
Westfield Group(1)	150,498	1,425,956
Westfield Retail Trust(1)	219,895	611,022

Security Description	Shares	Value (Note 2)

Australia (continued)
Westpac Banking Corp.	226,869	$6,795,932
Woodside Petroleum, Ltd.	48,319	1,646,386
Woolworths, Ltd.	91,517	2,808,955
WorleyParsons, Ltd.	14,848	221,171

		73,204,627

Austria — 0.4%
Andritz AG	9,076	575,368
Erste Group Bank AG	9,161	322,456
Immoeast AG†(2)(3)	13,480	0
IMMOFINANZ AG	86,368	413,474
OMV AG	49,517	2,425,042
Raiffeisen Bank International AG	1,585	58,374
Telekom Austria AG	6,886	58,541
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,113	58,394
Voestalpine AG	4,387	218,156

		4,129,805

Belgium — 0.8%
Ageas	7,952	335,427
Anheuser-Busch InBev NV	40,168	4,100,802
Belgacom SA#	18,566	551,603
Colruyt SA	24,147	1,361,353
Delhaize Group SA	3,783	220,446
Groupe Bruxelles Lambert SA	3,090	273,107
KBC Groep NV	15,510	884,954
Solvay SA	2,212	336,861
Telenet Group Holding NV	1,748	96,174
UCB SA	3,781	253,717
Umicore SA	3,791	169,463

		8,583,907

Bermuda — 0.3%
Cheung Kong Infrastructure Holdings, Ltd.#	46,000	302,310
Credicorp, Ltd.	700	89,950
First Pacific Co., Ltd.#	176,000	201,366
GOME Electrical Appliances Holdings, Ltd.	143,000	24,901
Haier Electronics Group Co., Ltd.	100,000	236,048
Kerry Properties, Ltd.	47,000	185,511
Li & Fung, Ltd.#	428,000	582,985
Noble Group, Ltd.	323,000	284,383
NWS Holdings, Ltd.	110,000	164,589
Seadrill, Ltd.#	13,904	591,877
Shangri-La Asia, Ltd.#	116,000	222,045
Yue Yuen Industrial Holdings, Ltd.	55,500	172,170

		3,058,135

Brazil — 0.6%
AMBEV SA	137,600	1,034,312
America Latina Logistica SA	27,100	90,484
Anhanguera Educacional Participacoes SA	16,900	114,736
Arteris SA	9,500	79,705
Banco Bradesco SA	20,500	301,169
Banco do Brasil SA	18,700	205,883
Banco Santander Brasil SA(1)	40,500	258,315
BB Seguridade Participacoes SA	22,900	248,988
BM&FBovespa SA	44,500	224,586
BR Malls Participacoes SA	9,300	76,236
BRF SA	12,200	266,916
CCR SA	2,900	22,966
Centrais Eletricas Brasileiras SA	23,800	60,312
CETIP SA - Mercados Organizados	14,800	161,551
Cia de Saneamento Basico do Estado de Sao Paulo	6,400	66,737
Cia de Saneamento de Minas Gerais-COPASA	5,200	85,053
Cia Hering	5,000	66,350
Cia Siderurgica Nacional SA	11,500	58,630

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Brazil (continued)
Cielo SA	8,500	$246,511
Cosan SA Industria e Comercio	1,400	25,769
CPFL Energia SA	8,700	72,398
Cyrela Brazil Realty SA Empreendimentos e Participacoes	24,600	166,380
EDP - Energias do Brasil SA	14,900	76,219
Embraer SA	23,100	179,373
Estacio Participacoes SA	4,400	37,688
Fibria Celulose SA†	5,000	59,479
Hypermarcas SA	6,600	53,820
JBS SA	31,500	113,266
Kroton Educacional SA	3,300	55,869
Localiza Rent a Car SA	8,900	128,732
Lojas Americanas SA	23,700	139,597
Lojas Renner SA	300	8,026
M. Dias Branco SA	1,300	59,649
MRV Engenharia e Participacoes SA	9,300	36,824
Petroleo Brasileiro SA	106,200	832,834
Porto Seguro SA	1,000	12,641
Souza Cruz SA	15,800	158,940
Tim Participacoes SA	7,300	36,061
Totvs SA	4,500	70,984
Ultrapar Participacoes SA	4,600	114,267
Vale SA	46,400	712,456

		6,820,712

Cayman Islands — 0.4%
ANTA Sports Products, Ltd.	346,000	489,144
ASM Pacific Technology, Ltd.#	17,500	145,482
Belle International Holdings, Ltd.	208,000	255,954
MGM China Holdings, Ltd.	70,800	251,140
Sands China, Ltd.	176,800	1,338,660
Tencent Holdings, Ltd.	16,300	942,764
Wynn Macau, Ltd.#	115,600	442,857

		3,866,001

China — 1.2%
Agricultural Bank of China, Ltd., Class H	700,000	359,361
Anhui Conch Cement Co., Ltd., Class H	217,000	848,110
Bank of China, Ltd., Class H	1,919,000	928,231
Bank of Communications Co., Ltd., Class H	632,000	472,004
BBMG Corp.	49,000	43,421
Beijing Capital International Airport Co., Ltd., Class H	910,000	710,144
China BlueChemical, Ltd., Class H	1,040,000	708,300
China Construction Bank Corp.	2,658,302	2,153,346
China Merchants Bank Co., Ltd., Class H	240,500	513,718
China Oilfield Services, Ltd., Class H	254,000	766,654
China Pacific Insurance Group Co., Ltd. Class H	14,600	61,770
China Petroleum & Chemical Corp., Class H	1,452,000	1,247,357
China Railway Construction Corp., Ltd., Class H	590,500	661,896
China Railway Group, Ltd., Class H	364,000	209,405
China Vanke Co., Ltd., Class B	363,700	668,510
Chongqing Rural Commercial Bank, Class H	404,000	211,571
Great Wall Motor Co., Ltd., Class H	81,500	497,768
Industrial & Commercial Bank of China, Ltd.	2,885,000	2,072,769
Jiangsu Expressway Co., Ltd., Class H	216,000	286,416
PetroChina Co., Ltd., Class H	44,000	52,044

		13,472,795

Colombia — 0.1%
Bancolombia SA	3,833	48,216
Cementos Argos SA	17,542	84,725
Ecopetrol SA	87,421	178,078
Grupo Argos SA	21,588	223,507
Interconexion Electrica SA ESP	8,420	37,572

		572,098

Security Description	Shares	Value (Note 2)

Czech Republic — 0.0%
CEZ AS	7,384	$204,950
Komercni Banka AS	591	135,778
Telefonica Czech Republic AS	6,211	91,562

		432,290

Denmark — 1.7%
AP Moeller - Maersk A/S, Series A	38	362,627
AP Moeller - Maersk A/S, Series B	311	3,154,715
Carlsberg A/S, Class B	39,788	4,358,453
Coloplast A/S, Class B	4,155	272,710
Danske Bank A/S†	23,916	543,560
DSV A/S	6,223	190,394
Novo Nordisk A/S, Class B	40,379	7,232,268
Novozymes A/S, Class B	8,297	320,786
TDC A/S	236,463	2,120,870
Tryg A/S	829	74,898
William Demant Holding A/S†#	770	71,937

		18,703,218

Egypt — 0.0%
Commercial International Bank Egypt SAE	30,687	191,735
Global Telecom Holding†	18,986	12,660

		204,395

Finland — 0.5%
Elisa Oyj	22,377	562,992
Fortum Oyj	16,605	379,875
Kone Oyj, Class B#	7,032	646,259
Metso Oyj	4,701	190,184
Neste Oil Oyj#	8,605	164,360
Nokia Oyj†#	185,739	1,503,866
Nokian Renkaat Oyj#	3,888	192,312
Orion Oyj, Class B#	3,324	87,559
Pohjola Bank PLC, Class A	5,841	110,296
Sampo, Class A	15,045	701,454
Stora Enso OYJ, Class R	21,126	208,647
UPM-Kymmene Oyj	18,487	307,151
Wartsila Oyj Abp#	6,262	306,334

		5,361,289

France — 9.3%
Accor SA	5,595	245,430
Aeroports de Paris	22,571	2,483,679
Air Liquide SA	19,361	2,698,577
Alcatel-Lucent†	100,639	425,877
Alstom SA	7,711	283,098
Arkema SA	2,383	272,355
AtoS	2,518	213,110
AXA SA	237,461	6,221,163
BNP Paribas SA	113,197	8,496,241
Bouygues SA	25,367	956,639
Bureau Veritas SA	7,692	228,428
Cap Gemini SA	5,112	333,343
Carrefour SA	123,330	4,852,069
Casino Guichard Perrachon SA	1,919	214,579
CGG SA†	5,095	105,415
Christian Dior SA#	18,270	3,562,882
Cie de St-Gobain	15,131	804,541
Cie Generale des Etablissements Michelin	11,328	1,230,358
CNP Assurances	25,762	492,242
Credit Agricole SA†	228,016	2,859,082
Danone	79,742	5,793,462
Dassault Systemes SA	23,202	2,662,487
Edenred	7,453	268,816
Electricite de France#	9,037	336,383

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
France (continued)
Essilor International SA	7,318	$767,583
Eurazeo SA	986	72,600
Eutelsat Communications SA#	5,063	148,979
Fonciere Des Regions	1,101	93,631
GDF Suez	179,787	4,169,188
Gecina SA	20,014	2,628,634
Groupe Eurotunnel SA	21,116	207,458
ICADE	1,306	119,776
Iliad SA	867	205,176
Imerys SA	34,074	2,754,227
JCDecaux SA	5,321	209,376
Kering	2,743	608,329
Klepierre	3,387	157,224
L’Oreal SA	12,755	2,133,902
Lafarge SA	6,751	479,289
Lagardere SCA	3,702	125,427
Legrand SA	9,853	543,778
LVMH Moet Hennessy Louis Vuitton SA#	9,193	1,732,806
Natixis	35,856	197,959
Orange SA#	161,091	2,104,167
Pernod Ricard SA#	8,603	975,061
Publicis Groupe SA#	8,470	748,613
Remy Cointreau SA#	893	76,125
Renault SA	6,984	619,456
Rexel SA	7,748	196,356
Safran SA	9,644	634,827
Sanofi	58,171	6,151,330
Schneider Electric SA	65,087	5,509,493
SCOR SE	5,605	196,109
Societe BIC SA	980	120,113
Societe Generale SA	88,475	5,088,383
Sodexo	3,516	353,173
Suez Environnement Co.	11,006	189,138
Technip SA	3,723	372,651
Thales SA	3,521	214,889
Total SA	104,354	6,322,006
Unibail-Rodamco SE	3,509	917,405
Valeo SA	2,762	293,645
Vallourec SA	4,036	229,240
Veolia Environnement SA	13,914	225,314
Vinci SA	63,816	4,102,795
Vivendi SA	43,586	1,106,961
Wendel SA	1,209	167,528
Zodiac Aerospace	1,143	193,863

		100,504,239

Germany — 7.7%
Adidas AG	13,869	1,686,650
Allianz SE	44,703	7,764,206
Axel Springer SE#	3,533	212,381
BASF SE	45,253	4,832,029
Bayer AG	79,115	10,554,313
Bayerische Motoren Werke AG	48,495	5,571,510
Beiersdorf AG	3,450	350,246
Brenntag AG	4,610	818,533
Celesio AG#	2,816	90,283
Commerzbank AG†	144,066	2,141,107
Continental AG	13,272	2,771,213
Daimler AG	77,262	6,402,586
Deutsche Bank AG	116,456	5,614,712
Deutsche Boerse AG	7,012	542,209
Deutsche Lufthansa AG†	9,183	199,414
Deutsche Post AG	101,750	3,598,059
Deutsche Telekom AG	401,938	6,380,393
Deutsche Wohnen AG	10,819	217,451

Security Description	Shares	Value (Note 2)

Germany (continued)
E.ON SE	64,917	$1,248,767
Fraport AG Frankfurt Airport Services Worldwide#	1,503	110,626
Fresenius Medical Care AG & Co. KGaA	7,604	531,377
Fresenius SE & Co. KGaA	7,623	1,079,079
GEA Group AG	6,736	313,920
Hannover Rueck SE	1,945	161,945
HeidelbergCement AG	5,203	406,921
Henkel AG & Co. KGaA	4,809	476,454
Hochtief AG#	960	84,796
Hugo Boss AG	3,327	446,549
Infineon Technologies AG	97,905	993,539
K+S AG#	6,474	181,088
Kabel Deutschland Holding AG	807	105,246
LANXESS AG#	7,034	465,314
Linde AG	8,796	1,795,990
MAN SE	1,227	149,136
Merck KGaA	13,618	2,362,457
Metro AG#	4,472	224,114
Muenchener Rueckversicherungs AG	10,616	2,321,916
OSRAM Licht AG†	2,951	174,749
ProSiebenSat.1 Media AG	6,708	301,771
RWE AG	17,605	675,877
SAP AG	33,257	2,753,699
Siemens AG	33,690	4,448,636
Sky Deutschland AG†	15,824	162,302
Suedzucker AG#	22,414	564,989
Telefonica Deutschland Holding AG	9,800	79,880
ThyssenKrupp AG†	14,384	376,451
United Internet AG	3,985	160,054
Volkswagen AG	1,017	264,783

		83,169,720

Greece — 0.0%
OPAP SA	7,460	99,216

Guernsey — 0.0%
Resolution, Ltd.	48,974	274,230

Hong Kong — 2.8%
AIA Group, Ltd.	881,000	4,465,996
Bank of East Asia, Ltd.	109,600	487,023
BOC Hong Kong Holdings, Ltd.	271,000	917,589
Cathay Pacific Airways, Ltd.	88,000	186,837
Cheung Kong Holdings, Ltd.	102,000	1,611,707
China Mobile, Ltd.	220,000	2,369,512
China Overseas Land & Investment, Ltd.	308,000	959,440
China Resources Power Holdings Co., Ltd.	144,000	348,454
CLP Holdings, Ltd.	130,500	1,069,734
CNOOC, Ltd.	792,000	1,624,322
Galaxy Entertainment Group, Ltd.†	154,000	1,207,742
Guangdong Investment, Ltd.	782,000	725,246
Hang Lung Properties, Ltd.	163,000	546,652
Hang Seng Bank, Ltd.#	56,100	914,660
Henderson Land Development Co., Ltd.	79,000	461,100
HKT Trust/HKT, Ltd.(1)	12,086	10,601
Hong Kong & China Gas Co., Ltd.	423,000	999,576
Hong Kong Exchanges and Clearing, Ltd.	80,000	1,405,455
Hopewell Holdings, Ltd.	42,500	142,532
Hutchison Whampoa, Ltd.	156,000	1,987,062
Hysan Development Co., Ltd.	47,000	218,854
Kerry Logistics Network, Ltd.(2)	23,500	20,006
Link REIT	169,000	827,272
MTR Corp., Ltd.	111,500	432,184
New World Development Co., Ltd.	273,000	369,040
PCCW, Ltd.	278,000	120,127
Power Assets Holdings, Ltd.	102,500	832,941

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Hong Kong (continued)
Shougang Fushan Resources Group, Ltd.	1,908,000	$671,879
Sino Land Co., Ltd.#	218,000	298,066
SJM Holdings, Ltd.	144,000	462,500
Sun Hung Kai Properties, Ltd.	117,000	1,501,616
Swire Pacific, Ltd., Class A	50,000	603,342
Swire Properties, Ltd.	85,000	227,503
Wharf Holdings, Ltd.	111,000	922,059
Wheelock & Co., Ltd.	66,000	321,374

		30,270,003

Hungary — 0.0%
Magyar Telekom Telecommunications PLC	57,982	76,038
MOL Hungarian Oil & Gas PLC	1,086	68,616
OTP Bank PLC	1,902	38,477

		183,131

India — 0.5%
Bajaj Auto, Ltd.	1,597	50,524
Bharat Heavy Electricals, Ltd.	290,337	727,817
Cipla, Ltd.	100,374	627,880
Coal India, Ltd.	154,559	672,625
Dabur India, Ltd.	13,916	36,766
Divi’s Laboratories, Ltd.	1,591	29,483
GlaxoSmithKline Consumer Healthcare, Ltd.	9,080	642,974
HCL Technologies, Ltd.	40,049	692,959
Infosys, Ltd.	1,430	76,776
Lupin, Ltd.	35,999	491,969
Ranbaxy Laboratories, Ltd.†	100,414	675,613
Sesa Sterlite, Ltd.	37,972	111,261
Tata Consultancy Services, Ltd.	4,006	128,536

		4,965,183

Indonesia — 0.1%
Bank Negara Indonesia Persero Tbk PT	1,038,000	355,762
Indocement Tunggal Prakarsa Tbk PT	354,500	558,606
Telekomunikasi Indonesia Persero Tbk PT	2,854,000	518,909

		1,433,277

Ireland — 0.2%
Bank of Ireland†	1,201,766	465,291
CRH PLC	26,652	675,618
Elan Corp. PLC (ISE)†	17,325	313,382
Elan Corp. PLC (LSE)†	377	6,658
James Hardie Industries PLC CDI	32,844	375,228
Kerry Group PLC, Class A	10,283	659,358

		2,495,535

Isle of Man — 0.1%
Genting Singapore PLC#	449,000	525,899

Israel — 0.4%
Bank Hapoalim BM	77,807	433,696
Bank Leumi Le-Israel BM†	92,394	375,764
Bezeq The Israeli Telecommunication Corp., Ltd.	140,797	235,361
Delek Group, Ltd.	302	114,252
Israel Chemicals, Ltd.	32,857	279,940
Israel Corp., Ltd.†	199	102,282
Mizrahi Tefahot Bank, Ltd.	9,286	117,541
NICE Systems, Ltd.	4,237	165,704
Teva Pharmaceutical Industries, Ltd.	62,693	2,537,256

		4,361,796

Italy — 2.5%
Assicurazioni Generali SpA	43,769	1,003,688
Atlantia SpA#	11,424	254,985
Banca Monte dei Paschi di Siena SpA†#	685,625	173,989

Security Description	Shares	Value (Note 2)

Italy (continued)
Enel Green Power SpA	125,314	$308,133
Enel SpA	989,096	4,498,664
Eni SpA	315,459	7,589,639
Exor SpA	6,219	243,571
Fiat SpA†#	174,966	1,388,117
Finmeccanica SpA†	12,630	91,966
Intesa Sanpaolo SpA	1,777,213	4,297,532
Luxottica Group SpA	6,225	329,641
Mediobanca SpA†	18,220	155,813
Pirelli & C. SpA#	16,460	253,573
Prysmian SpA	15,150	395,572
Saipem SpA	16,409	368,258
Snam SpA	72,787	391,569
Telecom Italia SpA	2,628,226	2,563,579
Telecom Italia SpA RSP	233,946	179,725
Terna Rete Elettrica Nazionale SpA	53,068	256,218
UniCredit SpA	157,397	1,141,819
Unione di Banche Italiane SCPA	212,355	1,437,806

		27,323,857

Japan — 18.7%
ABC-Mart, Inc.	800	36,475
ACOM Co., Ltd.†	154,500	573,200
Advantest Corp.#	5,100	65,627
Aeon Co., Ltd.	123,400	1,660,192
AEON Financial Service Co., Ltd.	2,300	63,908
Aeon Mall Co., Ltd.	42,700	1,227,742
Air Water, Inc.	5,000	69,954
Aisin Seiki Co., Ltd.	15,100	607,391
Ajinomoto Co., Inc.	114,000	1,624,994
Alfresa Holdings Corp.	23,000	1,192,385
Amada Co., Ltd.	17,000	150,539
ANA Holdings, Inc.#	508,000	1,026,663
Aozora Bank, Ltd.	36,000	103,686
Asahi Glass Co., Ltd.#	159,000	1,026,107
Asahi Group Holdings, Ltd.	12,700	347,677
Asahi Kasei Corp.	235,000	1,853,844
Asics Corp.	7,700	127,124
Astellas Pharma, Inc.	14,300	847,459
Bank of Kyoto, Ltd.#	136,000	1,167,137
Bank of Yokohama, Ltd.	277,000	1,517,178
Benesse Holdings, Inc.	2,400	92,321
Bridgestone Corp.	70,400	2,577,496
Brother Industries, Ltd.	8,100	102,728
Calbee, Inc.	4,100	103,996
Canon, Inc.	116,500	3,878,594
Casio Computer Co., Ltd.#	129,200	1,464,498
Central Japan Railway Co.	19,000	2,285,380
Chiba Bank, Ltd.	24,000	166,834
Chiyoda Corp.	5,000	68,392
Chubu Electric Power Co., Inc.	21,200	286,461
Chugai Pharmaceutical Co., Ltd.	63,300	1,511,042
Chugoku Bank, Ltd.	72,100	976,351
Chugoku Electric Power Co., Inc.	66,700	974,207
Citizen Holdings Co., Ltd.	9,100	69,921
Coca-Cola West Co., Ltd.	30,200	668,425
Credit Saison Co., Ltd.	27,400	768,297
Dai Nippon Printing Co., Ltd.	18,000	185,580
Dai-ichi Life Insurance Co., Ltd.	111,800	1,751,906
Daicel Corp.	49,000	388,460
Daido Steel Co., Ltd.	10,000	54,479
Daihatsu Motor Co., Ltd.#	70,300	1,286,231
Daiichi Sankyo Co., Ltd.	95,500	1,752,892
Daikin Industries, Ltd.	7,700	488,650
Dainippon Sumitomo Pharma Co., Ltd.	91,100	1,311,911

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
Daito Trust Construction Co., Ltd.	7,400	$702,250
Daiwa House Industry Co., Ltd.	99,000	1,923,456
Daiwa Securities Group, Inc.	243,000	2,360,605
Dena Co., Ltd.#	25,800	501,264
Denso Corp.	58,200	2,914,972
Dentsu, Inc.	43,100	1,792,590
Don Quijote Holdings Co., Ltd.	1,800	110,188
East Japan Railway Co.	12,000	982,963
Eisai Co., Ltd.	8,300	324,140
Electric Power Development Co., Ltd.	3,700	109,275
FamilyMart Co., Ltd.#	28,800	1,315,929
FANUC Corp.	21,100	3,551,516
Fast Retailing Co., Ltd.#	6,700	2,538,052
Fuji Electric Co., Ltd.	208,000	942,270
Fuji Heavy Industries, Ltd.	32,100	906,353
FUJIFILM Holdings Corp.	78,600	2,146,392
Fujitsu, Ltd.†	82,000	381,879
Fukuoka Financial Group, Inc.	183,000	820,083
Furukawa Electric Co., Ltd.	19,000	44,891
Gree, Inc.#	3,300	30,124
GungHo Online Entertainment, Inc.†#	112	73,373
Gunma Bank, Ltd.	54,000	305,785
Hachijuni Bank, Ltd.	140,000	829,680
Hakuhodo DY Holdings, Inc.	41,000	326,239
Hamamatsu Photonics KK	2,400	94,664
Hankyu Hanshin Holdings, Inc.	283,000	1,561,094
Hino Motors, Ltd.	93,000	1,440,967
Hirose Electric Co., Ltd.	1,000	152,892
Hiroshima Bank, Ltd.	17,000	69,876
Hisamitsu Pharmaceutical Co., Inc.	2,800	148,440
Hitachi Chemical Co., Ltd.	6,400	97,476
Hitachi Construction Machinery Co., Ltd.#	5,700	121,986
Hitachi High-Technologies Corp.	2,000	46,785
Hitachi Metals, Ltd.	84,000	1,193,263
Hitachi, Ltd.	512,000	3,774,079
Hokkaido Electric Power Co., Inc.†#	6,300	74,241
Hokuhoku Financial Group, Inc.	275,000	563,827
Hokuriku Electric Power Co.	8,300	110,289
Honda Motor Co., Ltd.	130,900	5,533,776
Hoya Corp.	16,100	435,568
Hulic Co., Ltd.	9,000	158,340
Ibiden Co., Ltd.	3,600	61,614
Idemitsu Kosan Co., Ltd.	5,100	458,091
IHI Corp.	55,000	229,827
Iida Group Holdings Co., Ltd.†	4,400	88,537
Inpex Corp.	154,900	1,796,643
Isetan Mitsukoshi Holdings, Ltd.	11,500	165,384
Isuzu Motors, Ltd.	234,000	1,494,127
ITOCHU Corp.	197,600	2,492,548
ITOCHU Techno-Solutions Corp.#	8,200	313,029
Iyo Bank, Ltd.	8,100	81,929
J. Front Retailing Co., Ltd.	16,000	124,970
Japan Airlines Co., Ltd.	4,800	244,159
Japan Exchange Group, Inc.	8,100	216,290
Japan Petroleum Exploration Co.	3,600	138,482
Japan Prime Realty Investment Corp.	25	83,720
Japan Real Estate Investment Corp.	20	211,277
Japan Retail Fund Investment Corp.#	539	1,063,002
Japan Steel Works, Ltd.	176,000	939,927
Japan Tobacco, Inc.	51,700	1,746,468
JFE Holdings, Inc.	16,200	364,095
JGC Corp.	44,000	1,638,858
Joyo Bank, Ltd.	22,000	112,336
JSR Corp.	6,100	112,144
JTEKT Corp.	6,700	103,550

Security Description	Shares	Value (Note 2)

Japan (continued)
JX Holdings, Inc.	96,400	$501,647
Kajima Corp.	68,000	254,274
Kakaku.com, Inc.	4,800	87,822
Kamigumi Co., Ltd.	8,000	72,092
Kaneka Corp.	9,000	55,358
Kansai Electric Power Co., Inc.†	23,100	262,292
Kansai Paint Co., Ltd.#	7,000	99,097
Kao Corp.	71,100	2,335,870
Kawasaki Heavy Industries, Ltd.	47,000	192,726
KDDI Corp.	19,400	1,217,886
Keikyu Corp.#	15,000	125,799
Keio Corp.#	19,000	125,956
Keisei Electric Railway Co., Ltd.	9,000	87,430
Keyence Corp.	1,500	602,636
Kikkoman Corp.	5,000	95,875
Kinden Corp.	4,000	42,138
Kintetsu Corp.#	227,000	795,636
Kirin Holdings Co., Ltd.	96,000	1,479,014
Kobe Steel, Ltd.†	81,000	139,185
Koito Manufacturing Co., Ltd.	3,000	57,730
Komatsu, Ltd.	104,800	2,178,367
Konami Corp.#	3,300	85,798
Konica Minolta, Inc.	64,500	650,510
Kubota Corp.	35,000	598,340
Kuraray Co., Ltd.	11,600	144,172
Kurita Water Industries, Ltd.#	3,700	79,220
Kyocera Corp.	11,600	613,835
Kyowa Hakko Kirin Co., Ltd.	7,000	81,533
Kyushu Electric Power Co., Inc.†	13,900	180,086
Lawson, Inc.#	2,200	161,308
LIXIL Group Corp.	8,700	225,176
M3, Inc.	23	60,023
Mabuchi Motor Co., Ltd.	800	48,113
Makita Corp.	3,600	179,605
Marubeni Corp.	259,000	1,878,809
Marui Group Co., Ltd.	84,700	870,775
Maruichi Steel Tube, Ltd.	1,700	41,826
Mazda Motor Corp.†	89,000	409,265
McDonald’s Holdings Co. Japan, Ltd.#	2,200	60,528
Medipal Holdings Corp.	4,400	58,681
MEIJI Holdings Co., Ltd.	2,000	111,692
Miraca Holdings, Inc.	3,000	139,419
Mitsubishi Chemical Holdings Corp.#	319,500	1,484,813
Mitsubishi Corp.	50,700	997,418
Mitsubishi Electric Corp.	64,000	739,195
Mitsubishi Estate Co., Ltd.	55,000	1,527,166
Mitsubishi Gas Chemical Co., Inc.	38,000	297,545
Mitsubishi Heavy Industries, Ltd.	241,000	1,545,882
Mitsubishi Logistics Corp.	7,000	110,715
Mitsubishi Materials Corp.	142,000	533,756
Mitsubishi Motors Corp.†	14,500	157,139
Mitsubishi Tanabe Pharma Corp.	7,700	105,849
Mitsubishi UFJ Financial Group, Inc.	1,105,200	7,110,830
Mitsubishi UFJ Lease & Finance Co., Ltd.	27,500	164,315
Mitsui & Co., Ltd.	123,600	1,712,359
Mitsui Chemicals, Inc.	25,000	61,020
Mitsui Fudosan Co., Ltd.	28,000	949,963
Mitsui OSK Lines, Ltd.	47,000	208,787
Mizuho Financial Group, Inc.	1,179,100	2,475,045
MS&AD Insurance Group Holdings	16,700	449,518
Murata Manufacturing Co., Ltd.	6,700	576,295
Nabtesco Corp.	3,400	79,203
Namco Bandai Holdings, Inc.	67,500	1,371,418
NEC Corp.	545,000	1,202,538
Nexon Co., Ltd.	56,800	529,043

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
NGK Insulators, Ltd.	9,000	$164,755
NGK Spark Plug Co., Ltd.	6,000	139,302
NHK Spring Co., Ltd.	5,600	63,258
Nidec Corp.#	3,300	318,643
Nikon Corp.	11,200	212,354
Nintendo Co., Ltd.	3,500	448,670
Nippon Building Fund, Inc.	23	270,364
Nippon Electric Glass Co., Ltd.	162,000	871,486
Nippon Express Co., Ltd.	276,000	1,422,778
Nippon Meat Packers, Inc.	23,000	371,413
Nippon Paint Co., Ltd.	6,000	97,242
Nippon Prologis REIT, Inc.	8	77,325
Nippon Steel & Sumitomo Metal Corp.	250,000	810,349
Nippon Telegraph & Telephone Corp.	20,300	1,018,716
Nippon Yusen KK	52,000	160,937
Nishi-Nippon City Bank, Ltd.	39,000	101,665
Nissan Motor Co., Ltd.	81,900	748,434
Nisshin Seifun Group, Inc.#	6,500	70,315
Nissin Foods Holdings Co., Ltd.#	2,000	80,449
Nitori Holdings Co., Ltd.	1,150	106,551
Nitto Denko Corp.	5,400	274,679
NKSJ Holdings, Inc.	10,900	302,125
NOK Corp.	2,900	46,434
Nomura Holdings, Inc.	125,500	993,708
Nomura Real Estate Holdings, Inc.	3,900	91,917
Nomura Real Estate Office Fund, Inc.	73	346,024
Nomura Research Institute, Ltd.	3,400	111,535
NSK, Ltd.	15,000	177,203
NTT Data Corp.	4,200	151,106
NTT DOCOMO, Inc.	78,200	1,259,751
NTT Urban Development Corp.	20,200	232,519
Obayashi Corp.	22,000	118,780
Odakyu Electric Railway Co., Ltd.	21,000	186,781
OJI Holdings Corp.#	71,000	334,118
Olympus Corp.†	7,900	265,712
Omron Corp.	6,700	275,719
Ono Pharmaceutical Co., Ltd.	2,700	204,559
Oracle Corp. Japan	1,300	51,277
Oriental Land Co., Ltd.	1,600	235,724
ORIX Corp.	46,800	852,155
Osaka Gas Co., Ltd.	62,000	250,603
Otsuka Corp.	500	63,900
Otsuka Holdings Co., Ltd.	11,900	347,618
Panasonic Corp.	111,200	1,275,665
Park24 Co., Ltd.#	3,300	62,311
Rakuten, Inc.	23,800	365,743
Resona Holdings, Inc.	61,200	303,535
Ricoh Co., Ltd.	22,000	252,380
Rinnai Corp.	1,100	83,124
Rohm Co., Ltd.	3,100	134,684
Sankyo Co., Ltd.	1,700	77,925
Sanrio Co., Ltd.#	1,500	68,684
Santen Pharmaceutical Co., Ltd.	2,500	118,990
SBI Holdings, Inc.	6,800	94,141
Secom Co., Ltd.	6,900	425,755
Sega Sammy Holdings, Inc.	6,100	160,741
Sekisui Chemical Co., Ltd.	14,000	164,022
Sekisui House, Ltd.	18,000	248,318
Seven & I Holdings Co., Ltd.	26,000	956,993
Seven Bank, Ltd.#	18,500	63,939
Sharp Corp.†#	47,000	153,722
Shikoku Electric Power Co., Inc.†	5,800	91,792
Shimadzu Corp.	8,000	74,357
Shimamura Co., Ltd.	700	71,828
Shimano, Inc.	2,600	230,998

Security Description	Shares	Value (Note 2)

Japan (continued)
Shimizu Corp.	20,000	$93,532
Shin-Etsu Chemical Co., Ltd.	38,900	2,248,357
Shinsei Bank, Ltd.	55,000	135,856
Shionogi & Co., Ltd.	10,000	219,868
Shiseido Co., Ltd.#	11,700	200,131
Shizuoka Bank, Ltd.	19,000	214,996
Showa Denko KK#	79,000	122,636
Showa Shell Sekiyu KK	6,500	72,219
SMC Corp.	1,700	409,295
SoftBank Corp.	84,400	6,831,106
Sojitz Corp.	42,200	77,870
Sony Corp.#	33,400	608,814
Sony Financial Holdings, Inc.	5,500	97,945
Stanley Electric Co., Ltd.	4,900	107,879
Sumco Corp.	3,800	36,878
Sumitomo Chemical Co., Ltd.	49,000	197,100
Sumitomo Corp.	37,100	458,928
Sumitomo Electric Industries, Ltd.	24,900	388,238
Sumitomo Heavy Industries, Ltd.	18,000	86,639
Sumitomo Metal Mining Co., Ltd.	17,000	226,224
Sumitomo Mitsui Financial Group, Inc.	71,600	3,544,174
Sumitomo Mitsui Trust Holdings, Inc.	109,000	535,289
Sumitomo Realty & Development Co., Ltd.	12,000	568,806
Sumitomo Rubber Industries, Ltd.	5,300	74,824
Suntory Beverage & Food, Ltd.†	4,000	126,141
Suruga Bank, Ltd.	6,000	99,995
Suzuken Co., Ltd.	2,300	78,145
Suzuki Motor Corp.	69,600	1,787,142
Sysmex Corp.	2,400	156,056
T&D Holdings, Inc.	18,900	249,847
Taiheiyo Cement Corp.#	343,000	1,386,400
Taisei Corp.#	31,000	141,040
Taisho Pharmaceutical Holdings Co., Ltd.	1,100	75,607
Taiyo Nippon Sanso Corp.	8,000	53,034
Takashimaya Co., Ltd.#	9,000	85,233
Takeda Pharmaceutical Co., Ltd.	35,600	1,729,168
TDK Corp.	11,200	522,685
Teijin, Ltd.	31,000	67,796
Terumo Corp.	5,000	261,167
THK Co., Ltd.	3,600	87,272
Tobu Railway Co., Ltd.	34,000	165,975
Toho Co., Ltd.	3,800	82,289
Toho Gas Co., Ltd.#	14,000	67,796
Tohoku Electric Power Co., Inc.†	15,200	167,545
Tokio Marine Holdings, Inc.	83,800	2,781,743
Tokyo Electric Power Co., Inc.†	47,400	252,677
Tokyo Electron, Ltd.	5,700	308,860
Tokyo Gas Co., Ltd.	282,000	1,404,149
Tokyo Tatemono Co., Ltd.	14,000	138,326
Tokyu Corp.	37,000	249,256
Tokyu Fudosan Holdings Corp.†	17,000	155,685
TonenGeneral Sekiyu KK	9,000	86,991
Toppan Printing Co., Ltd.	18,000	145,511
Toray Industries, Inc.	48,000	339,292
Toshiba Corp.	133,000	573,942
TOTO, Ltd.	9,000	132,155
Toyo Seikan Group Holdings, Ltd.	5,500	115,880
Toyo Suisan Kaisha, Ltd.	3,000	87,401
Toyoda Gosei Co., Ltd.	2,300	56,543
Toyota Boshoku Corp.#	2,000	27,532
Toyota Industries Corp.	5,400	234,874
Toyota Motor Corp.	186,600	11,623,217
Toyota Tsusho Corp.	6,900	177,780
Trend Micro, Inc.#	3,400	133,112
Tsumura & Co.	2,000	54,264

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
Ube Industries, Ltd.	55,000	$114,913
Unicharm Corp.	3,800	240,410
United Urban Investment Corp.	78	111,869
USS Co., Ltd.	7,400	101,653
West Japan Railway Co.	5,500	240,566
Yahoo Japan Corp.	47,400	228,612
Yakult Honsha Co., Ltd.#	2,900	147,513
Yamada Denki Co., Ltd.#	28,900	100,730
Yamaguchi Financial Group, Inc.	7,000	64,652
Yamaha Corp.	4,900	77,166
Yamaha Motor Co., Ltd.	9,500	151,555
Yamato Holdings Co., Ltd.	12,100	256,590
Yamato Kogyo Co., Ltd.	1,400	47,020
Yamazaki Baking Co., Ltd.#	8,000	82,402
Yaskawa Electric Corp.	7,000	93,766
Yokogawa Electric Corp.	7,000	105,931
Yokohama Rubber Co., Ltd.	7,000	72,443

		202,648,047

Jersey — 0.7%
Experian PLC	36,057	665,134
Glencore Xstrata PLC	438,364	2,223,218
Petrofac, Ltd.#	9,987	206,950
Randgold Resources, Ltd.#	4,105	292,011
Shire PLC	44,476	2,017,970
Wolseley PLC	9,897	534,095
WPP PLC	47,894	1,059,088

		6,998,466

Luxembourg — 0.2%
ArcelorMittal	35,806	616,786
Millicom International Cellular SA SDR	2,525	226,655
RTL Group SA†	1,463	175,992
SES SA FDR	11,282	334,197
Subsea 7 SA	9,446	183,797
Tenaris SA#	43,271	973,457

		2,510,884

Malaysia — 0.3%
AMMB Holdings Bhd	220,500	506,267
Astro Malaysia Holdings Bhd	716,200	648,869
Berjaya Sports Toto Bhd	493,500	598,692
British American Tobacco Malaysia Bhd	34,900	681,108
Genting Bhd	23,200	73,566
Malayan Banking Bhd	143,800	436,353
Public Bank Bhd	89,400	508,717

		3,453,572

Mauritius — 0.0%
Golden Agri-Resources, Ltd.#	538,000	246,484

Mexico — 0.5%
Alfa SAB de CV, Class A	116,000	340,671
America Movil SAB de CV, Series L	1,152,400	1,336,524
Cemex SAB de CV CPO†(1)	309,600	341,349
Coca-Cola Femsa SAB de CV, Series L	17,400	212,289
Compartamos SAB de CV	55,400	104,747
Controladora Comercial Mexicana SAB de CV	29,900	122,055
El Puerto de Liverpool SAB de CV, Class C1	8,900	101,848
Fomento Economico Mexicano SAB de CV(1)	60,700	584,908
Genomma Lab Internacional SAB de CV†	14,500	42,783
Grupo Aeroportuario del Pacifico SAB de CV, Class B	26,300	137,661
Grupo Aeroportuario del Sureste SAB de CV	10,200	135,411
Grupo Bimbo SAB de CV, Class A	1,300	4,067
Grupo Carso SAB de CV, Class A1	39,600	211,416
Grupo Financiero Banorte SAB de CV, Class O	58,000	396,034

Security Description	Shares	Value (Note 2)

Mexico (continued)
Grupo Financiero Inbursa SAB de CV, Class O	90,300	$241,080
Grupo Financiero Santander Mexico SAB de CV, Class B	29,800	84,903
Grupo Mexico SAB de CV, Class B	103,800	308,248
Grupo Televisa SAB CPO	66,500	405,109
Industrias Penoles SAB de CV	2,955	75,870
Kimberly-Clark de Mexico SAB de CV, Class A	48,800	144,769
Mexichem SAB de CV	4,700	19,867
OHL Mexico SAB de CV†	5,900	15,193
Wal-Mart de Mexico SAB de CV, Series V	76,100	201,834

		5,568,636

Morocco — 0.0%
Attijariwafa Bank	2,212	83,276
Douja Promotion Groupe Addoha SA	9,487	62,141

		145,417

Netherlands — 2.7%
Aegon NV	282,074	2,505,729
Akzo Nobel NV	8,714	656,179
ASML Holding NV	41,747	3,906,979
CNH Industrial NV†	54,099	618,448
Corio NV	2,669	115,737
Delta Lloyd NV	6,782	164,827
European Aeronautic Defence and Space Co. NV	67,906	4,821,001
Fugro NV CVA	2,766	168,209
Gemalto NV#	4,449	502,374
Heineken Holding NV	5,395	339,631
Heineken NV	8,549	581,039
ING Groep NV CVA†	169,379	2,199,309
Koninklijke Ahold NV	220,160	4,007,771
Koninklijke Boskalis Westminster NV	3,147	156,921
Koninklijke DSM NV	5,669	444,906
Koninklijke KPN NV†	138,799	451,409
Koninklijke Philips NV	56,472	2,021,115
Koninklijke Vopak NV#	2,610	156,205
OCI†	3,420	137,988
QIAGEN NV†	8,911	207,914
Randstad Holding NV	4,565	284,403
Reed Elsevier NV	25,425	542,967
STMicroelectronics NV†	24,258	190,806
TNT Express NV	14,275	130,881
Unilever NV CVA	61,951	2,440,652
Wolters Kluwer NV	25,854	728,795
Ziggo NV	5,582	239,172

		28,721,367

New Zealand — 0.1%
Auckland International Airport, Ltd.	80,685	231,057
Contact Energy, Ltd.	27,031	105,557
Fletcher Building, Ltd.	50,311	373,696
Ryman Healthcare, Ltd.	26,922	169,743
Telecom Corp. of New Zealand, Ltd.	136,727	255,839

		1,135,892

Norway — 0.5%
Aker Solutions ASA	6,724	119,318
DNB ASA	35,518	627,955
Gjensidige Forsikring ASA	6,723	120,946
Norsk Hydro ASA#	46,286	197,638
Orkla ASA	29,696	230,933
Statoil ASA	119,784	2,703,870
Telenor ASA	24,456	587,542
Yara International ASA#	6,927	301,992

		4,890,194

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Peru — 0.0%
Cia de Minas Buenaventura SA ADR	6,900	$81,420

Philippines — 0.2%
Aboitiz Power Corp.	826,000	627,401
Alliance Global Group, Inc.	1,057,700	613,720
Bank of the Philippine Islands	23,390	49,158
BDO Unibank, Inc.	279,439	497,596

		1,787,875

Poland — 0.2%
Alior Bank SA†	2,152	52,150
Bank Handlowy w Warszawie SA	5,109	198,094
Bank Millennium SA†	58,027	141,369
Bank Pekao SA	1,433	87,210
Bank Zachodni WBK SA	350	45,925
Cyfrowy Polsat SA†	9,955	64,171
Eurocash SA	2,075	33,711
Grupa Lotos SA†	1,533	19,734
KGHM Polska Miedz SA	3,480	133,189
mBank	791	142,359
PGE SA	23,166	140,123
Polski Koncern Naftowy Orlen SA	9,018	139,572
Polskie Gornictwo Naftowe I Gazownictwo SA	18,110	33,646
Powszechna Kasa Oszczednosci Bank Polski SA	19,937	265,084
Powszechny Zaklad Ubezpieczen SA	1,369	207,900
Synthos SA	26,039	45,433
Telekomunikacja Polska SA	1,728	5,779

		1,755,449

Portugal — 0.2%
Banco Espirito Santo SA†#	58,486	81,837
EDP - Energias de Portugal SA	107,141	405,359
Galp Energia SGPS SA	12,524	207,484
Jeronimo Martins SGPS SA#	9,775	201,846
Portugal Telecom SGPS SA#	244,405	1,098,004

		1,994,530

Russia — 0.5%
Federal Grid Co. Unified Energy System JSC†	9,970,000	23,988
Gazprom OAO	359,080	1,550,219
LSR Group OJSC GDR	2,621	9,897
Lukoil OAO	16,778	1,034,019
Magnit OJSC GDR	8,230	542,357
MegaFon OAO GDR	2,764	89,167
MMC Norilsk Nickel OJSC	579	87,060
Mobile Telesystems OJSC ADR	16,300	343,604
NovaTek OAO GDR	1,772	233,018
Rosneft OAO	31,430	226,140
Rostelecom OJSC	16,780	53,929
Sberbank of Russia	257,520	800,766
Severstal OAO	12,790	116,492
Sistema JSFC GDR	5,424	148,780
Surgutneftegas OAO	76,500	63,233
Tatneft OAO	47,580	291,525
Uralkali OJSC	27,210	135,432

		5,749,626

Singapore — 1.2%
Ascendas Real Estate Investment Trust	151,000	267,097
CapitaCommercial Trust#	152,000	179,849
CapitaLand, Ltd.#	191,000	461,121
CapitaMall Trust	181,000	280,503
CapitaMalls Asia, Ltd.	104,000	169,045
City Developments, Ltd.	30,000	238,556
ComfortDelGro Corp., Ltd.	159,000	248,942
DBS Group Holdings, Ltd.	126,000	1,724,776

Security Description	Shares	Value (Note 2)

Singapore (continued)
Global Logistic Properties, Ltd.#	227,000	$533,564
Jardine Cycle & Carriage, Ltd.#	8,000	225,011
Keppel Corp., Ltd.	107,000	964,241
Keppel Land, Ltd.	54,000	151,452
Olam International, Ltd.#	107,000	131,294
Oversea-Chinese Banking Corp., Ltd.	189,000	1,572,176
SembCorp Industries, Ltd.	75,000	322,696
SembCorp Marine, Ltd.#	65,000	229,951
Singapore Airlines, Ltd.#	40,000	333,373
Singapore Exchange, Ltd.#	64,000	368,687
Singapore Press Holdings, Ltd.#	124,000	420,892
Singapore Technologies Engineering, Ltd.	117,000	376,623
Singapore Telecommunications, Ltd.	588,000	1,742,847
StarHub, Ltd.	51,000	172,702
United Overseas Bank, Ltd.	93,000	1,550,185
UOL Group, Ltd.	35,000	173,180
Wilmar International, Ltd.	143,000	401,068
Yangzijiang Shipbuilding Holdings, Ltd.#	141,000	130,883

		13,370,714

South Africa — 0.7%
African Bank Investments, Ltd.	37,589	45,913
African Rainbow Minerals, Ltd.	4,072	74,818
Anglo American Platinum, Ltd.†	1,268	50,094
AngloGold Ashanti, Ltd.	11,625	154,438
Aspen Pharmacare Holdings, Ltd.	7,627	196,361
Assore, Ltd.	3,279	123,497
Barclays Africa Group, Ltd.	21,786	290,452
Barloworld, Ltd.	13,648	126,807
Bidvest Group, Ltd.	13,585	341,323
Discovery, Ltd.	13,688	109,346
FirstRand, Ltd.	140,322	465,081
Foschini Group, Ltd.	4,203	41,820
Gold Fields, Ltd.	37,325	148,993
Growthpoint Properties, Ltd.	24,422	57,554
Harmony Gold Mining Co., Ltd.	10,400	30,055
Impala Platinum Holdings, Ltd.	9,422	109,220
Imperial Holdings, Ltd.	11,328	234,478
Investec, Ltd.	8,872	61,924
Kumba Iron Ore, Ltd.	1,046	40,800
Liberty Holdings, Ltd.	17,765	214,726
Life Healthcare Group Holdings, Ltd.	31,928	128,325
Mediclinic International, Ltd.	2,439	17,454
MMI Holdings, Ltd.	54,805	139,524
Mr. Price Group, Ltd.	4,015	61,006
MTN Group, Ltd.	54,399	1,057,370
Naspers, Ltd., Class N	9,605	916,039
Nedbank Group, Ltd.	430	8,882
PPC, Ltd.	15,720	48,234
Redefine Properties, Ltd.	33,570	31,757
Remgro, Ltd.	3,844	73,311
Reunert, Ltd.	17,519	118,036
RMB Holdings, Ltd.	1,071	4,952
Sanlam, Ltd.	81,292	410,962
Sappi, Ltd.†	5,585	16,868
Sasol, Ltd.	13,660	675,032
Shoprite Holdings, Ltd.	3,820	66,963
Spar Group, Ltd.	1,561	19,893
Standard Bank Group, Ltd.	27,645	326,965
Steinhoff International Holdings, Ltd.	19,094	75,657
Tiger Brands, Ltd.	2,608	72,682
Truworths International, Ltd.	7,350	58,369
Vodacom Group, Ltd.	7,537	90,007
Woolworths Holdings, Ltd.	15,328	111,207

		7,447,195

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
South Korea — 1.4%
AMOREPACIFIC Group	1,861	$764,060
CJ Corp.	1,463	143,770
Daelim Industrial Co., Ltd.	6,185	587,350
DGB Financial Group, Inc.	34,680	557,082
Dongbu Insurance Co., Ltd.	10,610	537,367
Hanwha Corp.	6,430	240,905
Hanwha Life Insurance Co., Ltd.	100,870	691,021
Hyundai Engineering & Construction Co., Ltd.	13,507	802,788
Hyundai Marine & Fire Insurance Co., Ltd.	24,240	731,804
Hyundai Mobis	3,726	1,080,867
Hyundai Motor Co.	6,765	1,610,866
Hyundai Steel Co.	9,452	737,726
KB Financial Group, Inc.	26,760	1,003,848
Korea Aerospace Industries, Ltd.	7,370	194,992
KT&G Corp.	3,451	255,980
NAVER Corp.	157	102,659
NHN Entertainment Corp.†	2,825	255,192
Samsung Electronics Co., Ltd.	3,504	4,946,590

		15,244,867

Spain — 2.5%
Abertis Infraestructuras SA#	14,057	298,859
Acciona SA#	3,235	197,742
ACS Actividades de Construccion y Servicios SA	10,853	350,608
Amadeus IT Holding SA, Class A	85,880	3,215,953
Banco Bilbao Vizcaya Argentaria SA	294,348	3,516,472
Banco de Sabadell SA#	236,648	609,859
Banco Popular Espanol SA†	62,605	363,754
Banco Santander SA	538,273	4,784,529
Bankia SA†#	227,386	299,946
CaixaBank SA	63,383	320,658
Cemex Latam Holdings SA†	12,412	92,010
Distribuidora Internacional de Alimentacion SA	22,890	209,867
Enagas SA	25,811	679,019
Ferrovial SA	70,021	1,325,071
Gas Natural SDG SA	108,943	2,711,343
Grifols SA#	5,156	235,734
Iberdrola SA	170,810	1,087,829
Inditex SA	10,095	1,609,345
International Consolidated Airlines Group SA†	37,452	224,680
Mapfre SA#	373,581	1,483,451
Red Electrica Corp. SA	3,686	236,251
Repsol SA	30,806	808,959
Telefonica SA	148,585	2,444,436
Zardoya Otis SA#	5,153	88,414

		27,194,789

Sweden — 2.5%
Alfa Laval AB	48,223	1,143,780
Assa Abloy AB, Class B	21,154	1,070,921
Atlas Copco AB, Class A	144,795	4,035,059
Atlas Copco AB, Class B	14,387	363,403
Boliden AB	19,742	288,931
Electrolux AB, Series B	9,283	225,985
Elekta AB, Series B	12,285	184,199
Getinge AB, Class B	7,426	232,202
Hennes & Mauritz AB, Class B	45,656	1,935,978
Hexagon AB, Class B	24,548	754,856
Husqvarna AB, Class B	17,218	103,397
Industrivarden AB, Class C	5,276	95,122
Investment AB Kinnevik, Class B	8,004	314,859
Investor AB, Class B	16,565	541,466
Lundin Petroleum AB†	7,462	155,248
Nordea Bank AB	109,736	1,418,556
Ratos AB, Class B	7,267	65,066

Security Description	Shares	Value (Note 2)

Sweden (continued)
Sandvik AB	94,734	$1,324,330
Scania AB, Class B	30,548	606,203
Securitas AB, Class B	10,163	104,714
Skandinaviska Enskilda Banken AB, Class A	54,717	664,344
Skanska AB, Class B	13,928	265,556
SKF AB, Class B	14,509	395,918
Svenska Cellulosa AB SCA, Class B	21,160	618,076
Svenska Handelsbanken AB, Class A	18,112	842,052
Swedbank AB, Class A	169,749	4,336,904
Swedish Match AB	6,874	213,684
Tele2 AB, Series B	102,574	1,250,874
Telefonaktiebolaget LM Ericsson, Class B	109,703	1,367,094
TeliaSonera AB	117,762	961,883
Volvo AB, Class B	54,254	714,995

		26,595,655

Switzerland — 7.9%
ABB, Ltd.	79,554	2,035,255
Actelion, Ltd.	34,684	2,888,898
Adecco SA	4,998	384,864
Aryzta AG	37,253	2,776,149
Baloise Holding AG	28,968	3,419,467
Barry Callebaut AG	83	94,679
Cie Financiere Richemont SA	18,890	1,919,322
Coca-Cola HBC AG	30,145	847,191
Credit Suisse Group AG	69,309	2,062,945
EMS-Chemie Holding AG	6,768	2,389,277
Geberit AG	1,330	390,732
Givaudan SA	538	759,117
Holcim, Ltd.	8,255	598,782
Julius Baer Group, Ltd.	8,182	383,442
Kuehne & Nagel International AG	1,837	237,921
Lindt & Spruengli AG	3	153,914
Lindt & Spruengli AG (Participation Certificate)	628	2,710,283
Lonza Group AG	8,233	767,033
Nestle SA	193,383	14,123,178
Novartis AG	153,139	12,104,815
Pargesa Holding SA (BR)	1,144	88,534
Partners Group Holding AG	8,240	2,051,705
Roche Holding AG	62,602	17,452,177
Schindler Holding AG	735	102,249
Schindler Holding AG (Participation Certificate)	1,617	222,985
SGS SA	195	439,500
Sika AG (BR)	77	252,887
Sonova Holding AG	3,752	522,784
Sulzer AG	931	144,819
Swatch Group AG	1,443	161,262
Swatch Group AG (BR)	1,134	743,114
Swiss Life Holding AG	4,188	866,754
Swiss Prime Site AG	1,850	141,640
Swiss Re AG	53,531	4,762,839
Swisscom AG	857	437,931
Syngenta AG	3,363	1,320,788
Transocean, Ltd.†	12,863	647,939
UBS AG	132,642	2,528,605
Zurich Insurance Group AG	5,392	1,504,371

		85,440,147

Taiwan — 1.2%
Advanced Semiconductor Engineering, Inc.	790,000	784,821
Advantech Co., Ltd.	108,000	667,838
Asustek Computer, Inc.	97,000	853,839
AU Optronics Corp.†	1,464,000	456,603
Catcher Technology Co., Ltd.	126,000	766,372
Chang Hwa Commercial Bank	1,194,000	732,280

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Taiwan (continued)
Cheng Shin Rubber Industry Co., Ltd.	216,200	$566,910
China Life Insurance Co., Ltd.	580,260	558,810
CTBC Financial Holding Co., Ltd.	897,730	586,980
Delta Electronics, Inc.	115,000	613,976
Feng Hsin Iron & Steel Co.	365,000	666,013
First Financial Holding Co., Ltd.	1,207,000	732,096
Formosa Taffeta Co., Ltd.	365,000	462,509
Foxconn Technology Co., Ltd.	66,000	156,559
Fubon Financial Holding Co., Ltd.	617,000	881,905
Hermes Microvision Inc	20,000	622,423
Hon Hai Precision Industry Co., Ltd.	59,400	156,559
Hua Nan Financial Holdings Co., Ltd.	957,000	556,207
Powertech Technology, Inc.	28,000	43,286
President Chain Store Corp.	66,000	468,338
Taiwan Semiconductor Manufacturing Co., Ltd.	499,000	1,770,460
Vanguard International Semiconductor Corp.	209,000	245,413

		13,350,197

Thailand — 0.2%
Advanced Info Service PCL	115,200	817,988
Airports of Thailand PCL	109,100	637,068
Bank of Ayudhya PCL	308,100	371,812
Banpu PCL	232,000	222,174
BEC World PCL	109,000	179,913
Central Pattana PCL	179,400	241,639

		2,470,594

Turkey — 0.2%
Akbank TAS	76,917	281,901
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,666	18,895
Arcelik AS	6,131	41,296
BIM Birlesik Magazalar AS	8,655	195,467
Coca-Cola Icecek AS	2,654	76,238
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	91,662	119,849
Enka Insaat ve Sanayi AS	32,180	106,783
Eregli Demir ve Celik Fabrikalari TAS	52,564	69,770
Ford Otomotiv Sanayi AS	1,815	23,372
Haci Omer Sabanci Holding AS	34,048	155,477
KOC Holding AS	13,205	62,392
Koza Altin Isletmeleri AS	3,230	51,671
TAV Havalimanlari Holding AS	7,266	54,159
Turk Hava Yollari	21,357	79,120
Turkcell Iletisim Hizmetleri AS†	7,427	45,060
Turkiye Garanti Bankasi AS	34,001	128,318
Turkiye Halk Bankasi AS	33,912	260,332
Turkiye Is Bankasi, Class C	37,201	95,808

		1,865,908

United Kingdom — 17.6%
3i Group PLC	65,609	397,339
Aberdeen Asset Management PLC#	381,231	3,071,948
Admiral Group PLC	29,095	591,950
Aggreko PLC#	22,981	603,726
AMEC PLC	10,558	195,625
Anglo American PLC	50,253	1,109,608
Antofagasta PLC	254,829	3,311,808
ARM Holdings PLC	73,488	1,224,503
Associated British Foods PLC	113,285	4,251,794
AstraZeneca PLC	138,127	7,943,544
Aviva PLC	128,977	906,294
Babcock International Group PLC	180,838	3,877,544
BAE Systems PLC	557,668	3,901,270
Barclays PLC	820,220	3,647,672
BG Group PLC	369,541	7,551,738
BHP Billiton PLC	256,967	7,819,023

Security Description	Shares	Value (Note 2)

United Kingdom (continued)
BP PLC	1,375,294	$10,850,215
British American Tobacco PLC	96,869	5,170,486
British Land Co. PLC	35,096	350,990
British Sky Broadcasting Group PLC	283,881	3,805,537
BT Group PLC	950,975	5,801,286
Bunzl PLC	11,403	259,062
Burberry Group PLC	87,652	2,190,769
Capita PLC	24,481	399,503
Carnival PLC	73,729	2,694,777
Centrica PLC	859,166	4,757,456
Cobham PLC	41,406	179,125
Compass Group PLC	65,687	990,227
Croda International PLC	85,188	3,240,487
Diageo PLC	93,717	2,985,087
Direct Line Insurance Group PLC	41,266	158,864
easyJet PLC	6,024	140,408
Fresnillo PLC	9,020	122,984
G4S PLC	54,432	232,714
GKN PLC	57,260	355,305
GlaxoSmithKline PLC	240,016	6,358,412
Hammerson PLC	24,225	202,421
Hargreaves Lansdown PLC#	7,881	156,343
HSBC Holdings PLC	1,361,392	15,194,963
ICAP PLC#	21,229	143,890
IMI PLC	11,158	268,107
Imperial Tobacco Group PLC	36,308	1,381,129
Inmarsat PLC	17,362	197,222
InterContinental Hotels Group PLC	48,319	1,505,055
Intertek Group PLC	6,032	299,848
Intu Properties PLC	24,988	131,413
Invensys PLC#	25,206	206,492
Investec PLC	21,220	149,942
ITV PLC	337,252	1,048,827
J Sainsbury PLC	42,426	282,910
Johnson Matthey PLC	7,194	373,272
Kingfisher PLC	87,399	537,743
Land Securities Group PLC	28,848	449,992
Legal & General Group PLC	217,964	763,117
Lloyds Banking Group PLC†	2,610,636	3,307,372
London Stock Exchange Group PLC	6,899	183,725
Marks & Spencer Group PLC	401,581	3,201,090
Meggitt PLC	153,559	1,254,465
Melrose Industries PLC	46,334	221,527
National Grid PLC	135,759	1,722,131
Next PLC#	38,533	3,465,742
Old Mutual PLC	248,858	810,996
Pearson PLC	29,571	653,425
Persimmon PLC	11,216	212,957
Prudential PLC	92,653	1,982,124
Reckitt Benckiser Group PLC	23,466	1,885,506
Reed Elsevier PLC	42,112	609,332
Rexam PLC	26,540	217,030
Rio Tinto PLC	45,915	2,451,138
Rolls-Royce Holdings PLC	197,592	3,994,221
Royal Bank of Scotland Group PLC†	469,655	2,515,290
Royal Dutch Shell PLC, Class A	240,777	8,071,248
Royal Dutch Shell PLC, Class B	96,208	3,377,015
RSA Insurance Group PLC	136,684	238,043
SABMiller PLC	34,819	1,796,950
Sage Group PLC	150,496	858,220
Schroders PLC	26,272	1,060,430
Segro PLC	25,401	139,073
Serco Group PLC	18,802	140,181
Severn Trent PLC	8,195	236,884
Smith & Nephew PLC	33,276	444,172

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
United Kingdom (continued)
Smiths Group PLC	14,866	$334,331
SSE PLC	34,684	753,348
Standard Chartered PLC	87,893	2,083,860
Standard Life PLC	104,073	598,598
Tate & Lyle PLC	48,959	629,068
Tesco PLC	292,994	1,668,673
Travis Perkins PLC	9,000	264,572
TUI Travel PLC	18,855	113,356
Tullow Oil PLC	33,142	471,676
Unilever PLC	62,470	2,524,575
United Utilities Group PLC	25,731	277,337
Vodafone Group PLC	2,707,150	10,049,654
Weir Group PLC	8,078	283,217
Whitbread PLC	6,267	365,897
William Hill PLC	31,354	197,891
WM Morrison Supermarkets PLC	78,047	339,169

		190,747,275

United States — 0.0%
Southern Copper Corp.	2,100	52,710

Total Common Stocks
(cost $886,734,084)		1,045,483,268

EXCHANGE-TRADED FUNDS — 0.4%
United States — 0.4%
iShares MSCI Chile Investable Market Index Fund	32,805	1,557,909
iShares MSCI Emerging Markets Index Fund	63,550	2,691,343

Total Exchange-Traded Funds
(cost $4,650,192)		4,249,252

PREFERRED SECURITIES — 1.7%
Brazil — 0.5%
AES Tiete SA	13,200	113,517
Banco Bradesco SA	65,900	874,492
Banco do Estado do Rio Grande do Sul SA, Class B	6,500	37,841
Bradespar SA	14,500	157,718
Braskem SA, Class A†	4,900	43,628
Cia Brasileira de Distribuicao Grupo Pao de Acucar	5,200	241,736
Cia Energetica de Minas Gerais	24,489	205,779
Cia Energetica de Sao Paulo, Class B	12,300	123,679
Cia Paranaense de Energia, Class B	8,800	118,283
Gerdau SA	26,300	202,645
Itau Unibanco Holding SA	65,800	928,371
Itausa - Investimentos Itau SA	91,000	362,270
Klabin SA	5,000	25,898
Metalurgica Gerdau SA	4,800	46,642
Oi SA	27,600	42,178
Petroleo Brasileiro SA	92,100	753,800
Suzano Papel e Celulose SA	2,900	10,552
Telefonica Brasil SA	4,900	94,199
Usinas Siderurgicas de Minas Gerais SA, Class A†	1,900	10,126
Vale SA	46,300	649,877

		5,043,231

Colombia — 0.1%
Bancolombia SA	21,135	270,896
Grupo Argos SA	2,063	21,359
Grupo Aval Acciones y Valores Senior Notes	31,006	20,545
Grupo de Inversiones Suramericana SA	13,372	247,123

		559,923

Germany — 1.0%
Bayerische Motoren Werke AG	28,351	2,457,631
Fuchs Petrolub SE#	9,872	933,145
Henkel AG & Co. KGaA	41,603	4,716,400

Security Description	Shares/ Principal Amount(6)		Value (Note 2)

Germany (continued)
Porsche Automobil Holding SE		5,534	$563,094
RWE AG#		21,411	735,606
Volkswagen AG		5,277	1,400,068

			10,805,944

Russia — 0.0%
AK Transneft OAO		55	140,380
Surgutneftegas OAO		377,000	268,227

			408,607

South Korea — 0.1%
Hyundai Motor Co.		6,196	720,125
LG Chem, Ltd.		210	28,276
Samsung Electronics Co., Ltd.		458	434,068

			1,182,469

Total Preferred Securities
(cost $16,374,648)			18,000,174

RIGHTS† — 0.0%
Brazil — 0.0%
Klabin SA Expires 12/23/2013 (Strike price 62.50 BRL)		153	1,050

Spain — 0.0%
CaixaBank SA Expires 12/16/2013		47,839	3,509

Total Rights
(cost $3,229)			4,559

FOREIGN CORPORATE BONDS & NOTES — 0.0%
United Kingdom — 0.0%
National Grid Gas PLC Senior Bonds 4.19% due 12/16/2024	GBP	5,000	16,262
National Grid Gas PLC Senior Bonds 7.00% due 12/14/2022	GBP	5,000	10,512

Total Foreign Corporate Bonds & Notes
(cost $15,705)			26,774

Total Long-Term Investment Securities
(cost $907,777,858)			1,067,764,027

SHORT-TERM INVESTMENT SECURITIES — 4.5%
Registered Investment Companies — 3.6%
State Street Navigator Securities Lending Prime Portfolio(4)		39,502,304	39,502,304

Time Deposits — 0.8%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/02/2013		$8,630,000	8,630,000

U.S. Government Treasuries — 0.1%
United States Treasury Bills
Disc. Notes
0.00% due 12/26/2013@		80,000	80,000
0.01% due 01/30/2014@		420,000	419,984
0.05% due 03/06/2014@		350,000	349,927

			849,911

Total Short-Term Investment Securities
(cost $48,982,259)			48,982,215

TOTAL INVESTMENTS —
(cost $956,760,117)(5)		103.2%	1,116,746,242
Liabilities in excess of other assets		(3.2)	(35,074,147)

NET ASSETS —		100.0%	$1,081,672,095

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

#	The security or a portion thereof is out on loan (see Note 2)
†	Non-income producing security
@	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)	Consists of more than one type of securities traded together as a unit.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(3)	Illiquid security. At November 30, 2013, the aggregate value of these securities was $0 representing 0.0% of net assets.
(4)	At November 30, 2013, the Fund had loaned securities with a total value of $39,162,054. This was secured by collateral of $39,502,304, which was received in cash and subsequently invested in short-term investments currently valued at $39,502,304 as reported in the portfolio of investments. Additional collateral of $1,892,708 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2013
Federal National Mtg. Assoc.	3.50% to 4.00%	08/25/2039 to 07/25/2041	$154,321
United States Treasury Notes/Bonds	0.13% to 5.25%	01/31/2014 to 08/15/2039	1,738,387

(5)	See Note 5 for cost of investments on a tax basis.
(6)	Denominated in United States Dollars unless otherwise indicated.

ADR—American Depository Receipt

BR—Bearer Shares

BRL—Brazilian Real

CDI—Chess Depository Interest

CPO—Certification de Participacion Ordinario

CVA—Certification Van Aandelen (Dutch Cert.)

FDR—Federal Depository Receipt

GBP—Pound Sterling

GDR—Global Depository Receipt

ISE—Irish Stock Exchange

LSE—London Stock Exchange

RSP—Risparmio Savings Shares

SDR—Swedish Depository Receipt

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of November 30, 2013	Unrealized Appreciation (Depreciation)
100	Long	E-Mini MSCI EAFE	December 2013	$9,493,549	$9,366,000	$(127,549)
10	Long	Nikkei 225 Index	December 2013	709,530	785,500	75,970
5	Long	SPI 200 Index	December 2013	615,141	606,873	(8,268)

						$(59,847)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Australia	$73,204,627	$—	$0	$73,204,627
France	100,504,239	—	—	100,504,239
Germany	83,169,720	—	—	83,169,720
Hong Kong	30,249,997	—	20,006	30,270,003
Japan	202,648,047	—	—	202,648,047
Switzerland	85,440,147	—	—	85,440,147
United Kingdom	190,747,275	—	—	190,747,275
Other Countries*	279,499,210	—	—	279,499,210
Exchange-Traded Funds	4,249,252	—	—	4,249,252
Preferred Securities	18,000,174	—	—	18,000,174
Rights	4,559	—	—	4,559
Foreign Corporate Bonds & Notes	—	26,774	—	26,774

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
Short-Term Investment Securities:
Registered Investment Companies	$39,502,304	$		$—	$39,502,304
Time Deposits	—		8,630,000	—	8,630,000
U.S. Government Treasuries	—		849,911	—	849,911
Other Financial Instruments:+
Open Futures Contracts - Appreciation	75,970		—	—	75,970

Total	$1,107,295,521		$9,506,685	$20,006	$1,116,822,212

LIABILITIES:
Other Financial Instruments:+
Open Futures Contracts - Depreciation	$135,817		$—	$—	$135,817

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $1,017,090,907 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

VALIC Company I International Government Bond Fund

PORTFOLIO PROFILE — November 30, 2013 (unaudited)

Industry Allocation*

Sovereign	66.8%
United States Treasury Notes	12.7
Banks — Commercial	3.2
Time Deposits	2.2
United States Treasury Bonds	1.5
Oil Companies — Integrated	1.0
Banks — Special Purpose	0.8
Brewery	0.6
Real Estate Operations & Development	0.6
Auto — Cars/Light Trucks	0.6
Oil Companies — Exploration & Production	0.6
Food — Meat Products	0.4
Gold Mining	0.4
Oil Refining & Marketing	0.4
Sovereign Agency	0.4
Special Purpose Entities	0.4
Municipal Bonds	0.4
Electric — Integrated	0.3
Coal	0.3
Finance — Auto Loans	0.3
Industrial Gases	0.3
Independent Power Producers	0.3
Metal — Iron	0.2
Import/Export	0.2
Building Products — Cement	0.2
Cellular Telecom	0.2
Steel — Producers	0.2
Electric — Transmission	0.2
Sugar	0.2
Petrochemicals	0.2
Diversified Operations	0.2
Diversified Financial Services	0.2
Transport — Services	0.2
Pastoral & Agricultural	0.2
Diversified Minerals	0.1
Retail — Major Department Stores	0.1
Electric — Generation	0.1
Appliances	0.1
Pipelines	0.1
Banks — Super Regional	0.1
Building — Heavy Construction	0.1
Telephone — Integrated	0.1
Metal — Diversified	0.1
Transport — Rail	0.1
SupraNational Banks	0.1
Gas — Transportation	0.1
Television	0.1
Food — Misc./Diversified	0.1

98.3%

Country Allocation*

United States	17.1%
Japan	13.3
Italy	5.9
United Kingdom	5.6
Spain	3.7
Mexico	3.5
Netherlands	3.1
Brazil	2.5
Turkey	2.4
Belgium	2.3
Indonesia	2.3
Colombia	2.2
South Africa	2.1
Peru	1.8
Venezuela	1.8
Poland	1.7
New Zealand	1.7
Germany	1.7
Ireland	1.7
Canada	1.4
Austria	1.3
France	1.2
Lithuania	1.1
Slovenia	1.0
Luxembourg	1.0
El Salvador	1.0
Australia	1.0
Philippines	0.9
Sweden	0.8
Malaysia	0.8
Lebanon	0.8
Russia	0.7
Cayman Islands	0.7
Norway	0.6
Uruguay	0.6
Latvia	0.6
Kazakhstan	0.6
Sri Lanka	0.5
Denmark	0.5
Singapore	0.5
Morocco	0.5
Nigeria	0.4
Thailand	0.4
British Virgin Islands	0.4
Ukraine	0.4
Hungary	0.3
Jersey	0.3
Ivory Coast	0.3
Dominican Republic	0.2
Belarus	0.2
Costa Rica	0.2
Egypt	0.2
Finland	0.2
United Arab Emirates	0.1
SupraNational	0.1
Chile	0.1

98.3%

*	Calculated as a percentage of net assets

VALIC Company I International Government Bond Fund

PORTFOLIO PROFILE — November 30, 2013 (unaudited) — (continued)

Credit Quality Allocation†#

Aaa	23.9%
Aa	22.0
A	4.4
Baa	34.2
Ba	6.0
B	1.7
Caa	1.2
Not Rated@	6.6

100.0%

@	Represents debt issues that either have no rating or the rating is unavailable from the data source.
†	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities.

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited)

Security Description	Principal Amount(2)		Value (Note 2)

CORPORATE BONDS & NOTES — 14.8%
Australia — 0.4%
Australia & New Zealand Banking Group, Ltd. Senior Notes 2.13% due 01/10/2014*		$400,000	$400,680
Westpac Banking Corp. Senior Notes 1.13% due 09/25/2015		270,000	272,797

			673,477

Austria — 0.1%
ESAL GmbH Company Guar. Notes 6.25% due 02/05/2023*		200,000	181,000

Belgium — 0.3%
Anheuser-Busch InBev NV Company Guar. Notes 2.00% due 12/16/2019	EUR	400,000	552,475

Brazil — 0.8%
Banco ABC Brasil SA Senior Notes 8.50% due 03/28/2016*	BRL	1,600,000	628,398
BRF SA Senior Notes 3.95% due 05/22/2023*		200,000	177,500
BRF SA Senior Notes 7.75% due 05/22/2018*	BRL	500,000	174,693
Oi SA Senior Notes 9.75% due 09/15/2016*	BRL	500,000	191,558
Samarco Mineracao SA Senior Notes 4.13% due 11/01/2022*		250,000	223,750

			1,395,899

British Virgin Islands — 0.4%
Gold Fields Orogen Holding BVI, Ltd. Company Guar. Notes 4.88% due 10/07/2020*		520,000	437,451
LS Finance 2022, Ltd. Company Guar. Notes 4.25% due 10/16/2022		250,000	228,945

			666,396

Cayman Islands — 0.7%
Agile Property Holdings, Ltd. Company Guar. Notes 9.88% due 03/20/2017		300,000	327,750
Cementos Progreso Trust Company Guar. Notes 7.13% due 11/06/2023*		200,000	201,500
Country Garden Holdings Co., Ltd. Company Guar. Notes 7.25% due 04/04/2021*		200,000	198,000
Country Garden Holdings Co., Ltd. Company Guar. Notes 7.50% due 01/10/2023*		200,000	193,500
Country Garden Holdings Co., Ltd. Company Guar. Notes 11.13% due 02/23/2018		300,000	334,875

			1,255,625

Security Description	Principal Amount(2)		Value (Note 2)

Chile — 0.1%
Automotores Gildemeister SA Company Guar. Notes 6.75% due 01/15/2023*		$150,000	$114,375

Colombia — 0.5%
Banco de Bogota SA Senior Notes 5.00% due 01/15/2017*		260,000	271,700
Empresa de Energia de Bogota SA Senior Notes 6.13% due 11/10/2021*		330,000	340,725
Empresas Publicas de Medellin ESP Senior Notes 8.38% due 02/01/2021	COP	80,000,000	42,656
Transportadora de Gas Internacional SA ESP Senior Notes 5.70% due 03/20/2022*		200,000	205,500

			860,581

Germany — 0.1%
Rearden G Holdings EINS GmbH Company Guar. Notes 7.88% due 03/30/2020		200,000	208,750

Indonesia — 0.9%
Adaro Indonesia PT Company Guar. Notes 7.63% due 10/22/2019		225,000	236,531
Pertamina Persero PT Senior Notes 4.88% due 05/03/2022*		318,000	289,778
Perusahaan Listrik Negara PT Senior Notes 5.50% due 11/22/2021*		480,000	463,200
Perusahaan Penerbit SBSN Senior Notes 3.30% due 11/21/2022*		600,000	498,000

			1,487,509

Ireland — 0.9%
Federal Grid Co. OJS via Federal Grid Finance, Ltd. Notes 8.45% due 03/13/2019	RUB	15,000,000	452,591
OJSC Novolipetsk Steel via Steel Funding, Ltd. Senior Notes 4.95% due 09/26/2019*		200,000	197,250
Rosneft Oil Co via Rosneft International Finance, Ltd. Senior Notes 4.20% due 03/06/2022*		200,000	183,000
Russian Railways via RZD Capital PLC Senior Notes 8.30% due 04/02/2019	RUB	6,000,000	181,174
Sibur Securities, Ltd. Company Guar. Notes 3.91% due 01/31/2018*		200,000	193,750
Vnesheconombank Via VEB Finance PLC Senior Notes 6.03% due 07/05/2022*		260,000	266,175

			1,473,940

Jersey — 0.3%
Burgan Finance No. 1, Ltd. Bank Guar. Notes 7.88% due 09/29/2020		300,000	328,500

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Principal Amount(2)		Value (Note 2)

CORPORATE BONDS & NOTES (continued)
Jersey (continued)
Polyus Gold International, Ltd. Company Guar. Notes 5.63% due 04/29/2020*		$250,000	$245,000

			573,500

Kazakhstan — 0.6%
Development Bank of Kazakhstan JSC Senior Notes 4.13% due 12/10/2022*		400,000	357,020
Development Bank of Kazakhstan JSC Senior Notes 5.50% due 12/20/2015		310,000	327,050
KazMunayGas National Co. JSC Senior Notes 6.38% due 04/09/2021*		250,000	271,875

			955,945

Luxembourg — 1.0%
Andrade Gutierrez International SA Company Guar. Notes 4.00% due 04/30/2018*		200,000	193,500
Cosan Luxembourg SA Company Guar. Notes 9.50% due 03/14/2018*	BRL	825,000	305,477
Gazprom Neft OAO Via GPN Capital SA Senior Notes 4.38% due 09/19/2022*		200,000	183,750
Gazprom OAO Via Gaz Capital SA Senior Notes 6.00% due 01/23/2021*		240,000	252,000
MHP SA Company Guar. Notes 8.25% due 04/02/2020*		325,000	270,563
Minerva Luxembourg SA Company Guar. Notes 7.75% due 01/31/2023*		200,000	196,500
Severstal OAO Via Steel Capital SA Senior Notes 4.45% due 03/19/2018*		350,000	344,750

			1,746,540

Mexico — 0.3%
Alpek SA de CV Company Guar. Notes 5.38% due 08/08/2023*		310,000	304,962
Cemex SAB de CV Senior Sec. Notes 5.88% due 03/25/2019*		200,000	196,000

			500,962

Netherlands — 2.4%
BMW Finance NV Company Guar. Notes 2.13% due 01/13/2015	EUR	400,000	553,235
Daimler International Finance BV Company Guar. Notes 3.50% due 06/06/2019	GBP	200,000	343,033
Enel Finance International NV Company Guar. Notes 4.88% due 03/11/2020	EUR	350,000	534,577
Indo Energy Finance II BV Senior Sec. Notes 6.38% due 01/24/2023*		400,000	334,000

Security Description	Principal Amount(2)		Value (Note 2)

Netherlands (continued)
Linde Finance BV Company Guar. Notes 1.75% due 06/11/2019	EUR	350,000	$482,765
Myriad International Holdings BV Company Guar. Notes 6.38% due 07/28/2017		150,000	165,187
Petrobras Global Finance BV Company Guar. Notes 3.25% due 04/01/2019	EUR	400,000	550,736
Petrobras Global Finance BV Company Guar. Notes 4.38% due 05/20/2023		120,000	109,060
Rabobank Nederland NV Senior Notes 4.20% due 05/13/2014*		700,000	712,040
VimpelCom Holdings BV Company Guar. Notes 9.00% due 02/13/2018*	RUB	12,000,000	362,978

			4,147,611

New Zealand — 0.5%
Westpac Securities New Zealand, Ltd. Government Guar. Notes 3.45% due 07/28/2014*		800,000	816,808

Peru — 0.3%
Alicorp SAA Senior Notes 3.88% due 03/20/2023*		150,000	136,875
Transportadora de Gas del Peru SA Senior Notes 4.25% due 04/30/2028*		200,000	175,000
Volcan Cia Minera SAA Company Guar. Notes 5.38% due 02/02/2022*		310,000	289,850

			601,725

South Africa — 0.2%
Transnet SOC, Ltd. Senior Notes 4.00% due 07/26/2022*		320,000	280,800

SupraNational — 0.1%
Eurasian Development Bank Senior Notes 8.00% due 10/05/2017		RUB 6,000,000	179,210

Sweden — 0.4%
PKO Finance AB Senior Notes 4.63% due 09/26/2022*		305,000	302,331
Svensk Exportkredit AB Senior Notes 1.75% due 05/30/2017		400,000	410,076

			712,407

Thailand — 0.4%
Bangkok Bank PCL Senior Notes 2.75% due 03/27/2018*		500,000	499,235
Thai Oil PCL Senior Notes 3.63% due 01/23/2023*		200,000	182,623

			681,858

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Principal Amount(2)		Value (Note 2)

CORPORATE BONDS & NOTES (continued)
Turkey — 0.9%
Akbank TAS Senior Notes 7.50% due 02/05/2018*	TRY	1,336,000	$593,660
Arcelik AS Senior Notes 5.00% due 04/03/2023*		250,000	221,250
KOC Holding AS Senior Notes 3.50% due 04/24/2020*		330,000	289,988
Turkiye Halk Bankasi AS Senior Notes 3.88% due 02/05/2020*		200,000	183,500
Turkiye Is Bankasi Senior Notes 5.50% due 04/21/2019*		310,000	313,487

			1,601,885

United Arab Emirates — 0.1%
Abu Dhabi National Energy Co. Senior Notes 5.88% due 12/13/2021*		200,000	222,800

United Kingdom — 1.0%
City of Kyiv Via Kyiv Finance PLC Senior Notes 9.38% due 07/11/2016*		750,000	641,085
DTEK Finance PLC Company Guar. Notes 7.88% due 04/04/2018*		325,000	283,140
SABMiller PLC Senior Notes 4.50% due 01/20/2015	EUR	400,000	567,412
Vedanta Resources PLC Senior Notes 7.13% due 05/31/2023*		200,000	184,250

			1,675,887

United States — 0.7%
Fifth Third Bancorp Senior Notes 3.50% due 03/15/2022		200,000	197,289
Reliance Holdings USA, Inc. Company Guar. Notes 4.50% due 10/19/2020		500,000	494,422
Toyota Motor Credit Corp. Senior Notes 1.75% due 05/22/2017		500,000	506,796

			1,198,507

Venezuela — 0.4%
Petroleos de Venezuela SA Company Guar. Notes 5.38% due 04/12/2027		300,000	162,000
Petroleos de Venezuela SA Company Guar. Notes 8.50% due 11/02/2017		700,000	556,500

			718,500

Total Corporate Bonds & Notes
(cost $26,676,158)			25,484,972

GOVERNMENT AGENCIES — 56.4%
Australia — 0.6%
Government of Australia Senior Bonds 4.75% due 06/15/2016	AUD	350,000	333,312

Security Description	Principal Amount(2)		Value (Note 2)

Australia (continued)
Government of Australia Senior Notes 5.75% due 05/15/2021	AUD	625,000	$636,533

			969,845

Austria — 1.2%
Republic of Austria Senior Notes 3.40% due 11/22/2022*	EUR	500,000	763,387
Republic of Austria Senior Notes 4.15% due 03/15/2037*	EUR	740,000	1,232,908

			1,996,295

Belarus — 0.2%
Republic of Belarus Senior Notes 8.75% due 08/03/2015		400,000	398,400

Belgium — 2.0%
Kingdom of Belgium Bonds 2.25% due 06/22/2023	EUR	1,735,000	2,337,481
Kingdom of Belgium Senior Bonds 3.25% due 09/28/2016*	EUR	725,000	1,062,061

			3,399,542

Brazil — 1.5%
Federative Republic of Brazil Senior Notes 4.88% due 01/22/2021		580,000	614,800
Federative Republic of Brazil Senior Notes 5.63% due 01/07/2041		396,000	380,160
Federative Republic of Brazil Senior Bonds 7.13% due 01/20/2037		300,000	341,250
Federative Republic of Brazil Senior Notes 8.75% due 02/04/2025		554,000	743,745
Federative Republic of Brazil Senior Bonds 12.50% due 01/05/2022	BRL	1,100,000	532,083

			2,612,038

Canada — 1.4%
Government of Canada Bonds 1.50% due 09/01/2017	CAD	885,000	834,213
Government of Canada Bonds 3.75% due 06/01/2019	CAD	1,085,000	1,122,410
Government of Canada Bonds 5.00% due 06/01/2037	CAD	410,000	507,657

			2,464,280

Colombia — 1.7%
Republic of Colombia Senior Notes 2.63% due 03/15/2023		420,000	369,600
Republic of Colombia Senior Notes 6.13% due 01/18/2041		904,000	955,980

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Principal Amount(2)		Value (Note 2)

GOVERNMENT AGENCIES (continued)
Colombia (continued)
Republic of Colombia Senior Notes 7.38% due 03/18/2019		$580,000	$700,350
Republic of Colombia Senior Notes 7.38% due 09/18/2037		270,000	328,725
Republic of Colombia Senior Bonds 9.85% due 06/28/2027	COP	900,000,000	582,327

			2,936,982

Costa Rica — 0.2%
Republic of Costa Rica Senior Bonds 4.38% due 04/30/2025*		200,000	180,000
Republic of Costa Rica Senior Bonds 5.63% due 04/30/2043*		200,000	171,000

			351,000

Denmark — 0.5%
Kingdom of Denmark Bonds 3.00% due 11/15/2021	DKK	4,100,000	837,763

Dominican Republic — 0.2%
Dominican Republic Senior Notes 7.50% due 05/06/2021		390,000	419,250

Egypt — 0.2%
Arab Republic of Egypt Senior Notes 6.88% due 04/30/2040		400,000	329,000

El Salvador — 1.0%
Republic of El Salvador Senior Notes 5.88% due 01/30/2025*		225,000	213,750
Republic of El Salvador Senior Notes 7.63% due 02/01/2041		1,120,000	1,117,200
Republic of El Salvador Senior Bonds 8.25% due 04/10/2032		340,000	374,000

			1,704,950

Finland — 0.2%
Government of Finland Senior Bonds 2.63% due 07/04/2042*	EUR	240,000	317,630

France — 1.2%
Government of France Bonds 3.50% due 04/25/2026	EUR	400,000	593,534
Government of France Bonds 4.00% due 04/25/2060	EUR	350,000	540,450
Government of France Bonds 4.50% due 04/25/2041	EUR	600,000	997,308
Government of France Bonds 5.50% due 04/25/2029	EUR	347	626

			2,131,918

Security Description	Principal Amount(2)		Value (Note 2)

Germany — 1.6%
Federal Republic of Germany Bonds 3.50% due 07/04/2019	EUR	720,000	$1,123,420
Federal Republic of Germany Bonds 4.00% due 01/04/2037	EUR	950,000	1,598,377

			2,721,797

Hungary — 0.3%
Republic of Hungary Senior Notes 5.75% due 11/22/2023		308,000	304,920
Republic of Hungary Bonds 6.00% due 11/24/2023	HUF	65,000,000	290,984

			595,904

Indonesia — 1.4%
Republic of Indonesia Senior Notes 4.63% due 04/15/2043*		330,000	254,925
Republic of Indonesia Senior Bonds 8.50% due 10/12/2035		830,000	1,013,638
Republic of Indonesia Senior Notes 11.63% due 03/04/2019		790,000	1,060,575

			2,329,138

Ireland — 0.8%
Republic of Ireland Bonds 4.50% due 04/18/2020	EUR	270,000	398,941
Republic of Ireland Bonds 4.60% due 04/18/2016	EUR	620,000	913,526

			1,312,467

Ivory Coast — 0.3%
Republic of Ivory Coast Senior Notes 5.75% due 12/31/2032		560,000	499,800

Japan — 13.3%
Government of Japan Senior Bonds 0.90% due 03/20/2022	JPY	115,000,000	1,159,889
Government of Japan Senior Bonds 1.00% due 09/20/2020	JPY	185,000,000	1,885,241
Government of Japan Senior Notes 1.10% due 06/20/2020	JPY	132,000,000	1,353,776
Government of Japan Senior Bonds 1.10% due 03/20/2021	JPY	180,000,000	1,845,929
Government of Japan Senior Bonds 1.30% due 12/20/2019	JPY	254,000,000	2,633,478
Government of Japan Senior Bonds 1.50% due 09/20/2018	JPY	190,000,000	1,970,938
Government of Japan Senior Bonds 1.70% due 12/20/2016	JPY	240,000,000	2,455,550

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Principal Amount(2)		Value (Note 2)

GOVERNMENT AGENCIES (continued)
Japan (continued)
Government of Japan Senior Bonds 1.70% due 03/20/2018	JPY	110,000,000	$1,144,274
Government of Japan Senior Notes 1.80% due 12/20/2031	JPY	53,000,000	553,237
Government of Japan Senior Notes 1.80% due 03/20/2043	JPY	225,000,000	2,264,538
Government of Japan Senior Bonds 2.00% due 03/20/2025	JPY	182,700,000	2,035,835
Government of Japan Senior Bonds 2.00% due 09/20/2040	JPY	170,000,000	1,790,842
Government of Japan Senior Bonds 2.10% due 09/20/2029	JPY	128,000,000	1,422,556
Government of Japan Senior Notes 2.20% due 03/20/2051	JPY	33,000,000	363,089

			22,879,172

Latvia — 0.6%
Republic of Latvia Senior Notes 2.75% due 01/12/2020*		670,000	639,515
Republic of Latvia Senior Notes 5.25% due 06/16/2021		350,000	378,875

			1,018,390

Lebanon — 0.8%
Lebanese Republic Senior Notes 5.00% due 10/12/2017		1,330,000	1,309,557

Lithuania — 1.1%
Republic of Lithuania Senior Notes 6.63% due 02/01/2022		600,000	703,500
Republic of Lithuania Senior Notes 6.75% due 01/15/2015		350,000	371,301
Republic of Lithuania Senior Notes 7.38% due 02/11/2020		600,000	726,000

			1,800,801

Malaysia — 0.8%
Government of Malaysia Senior Notes 3.31% due 10/31/2017	MYR	1,550,000	476,615
Government of Malaysia Senior Bonds 4.16% due 07/15/2021	MYR	2,940,000	912,587

			1,389,202

Mexico — 3.2%
United Mexican States Senior Notes 2.75% due 04/22/2023	EUR	400,000	522,914
United Mexican States Senior Notes 3.63% due 03/15/2022		1,180,000	1,169,380

Security Description	Principal Amount(2)		Value (Note 2)

Mexico (continued)
United Mexican States Series A Senior Notes 6.05% due 01/11/2040		$610,000	$651,175
United Mexican States Series A Senior Notes 6.75% due 09/27/2034		600,000	693,900
United Mexican States Bonds 7.25% due 12/15/2016	MXN	13,500,000	1,115,148
United Mexican States Bonds 7.75% due 11/13/2042	MXN	2,900,000	223,821
United Mexican States Bonds 8.50% due 05/31/2029	MXN	2,900,000	251,000
United Mexican States Bonds 10.00% due 12/05/2024	MXN	6,000,000	595,481
United Mexican States Bonds 10.00% due 11/20/2036	MXN	3,000,000	289,031

			5,511,850

Morocco — 0.5%
Kingdom of Morocco Senior Notes 4.25% due 12/11/2022		400,000	368,000
Kingdom of Morocco Senior Notes 5.50% due 12/11/2042*		500,000	418,750

			786,750

Netherlands — 0.7%
Government of Netherlands Bonds 2.25% due 07/15/2022*	EUR	885,000	1,243,693

New Zealand — 1.2%
Government of New Zealand Senior Notes 6.00% due 04/15/2015	NZD	2,505,000	2,115,058

Nigeria — 0.4%
Federal Republic of Nigeria Bonds 6.75% due 01/28/2021		670,000	725,275

Norway — 0.6%
Kingdom of Norway Bonds 3.75% due 05/25/2021	NOK	1,300,000	229,167
Kingdom of Norway Bonds 4.25% due 05/19/2017	NOK	3,240,000	571,582
Kingdom of Norway Bonds 5.00% due 05/15/2015	NOK	1,800,000	308,157

			1,108,906

Peru — 1.5%
Republic of Peru Senior Notes 5.63% due 11/18/2050		300,000	296,250

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Principal Amount(2)		Value (Note 2)

GOVERNMENT AGENCIES (continued)
Peru (continued)
Republic of Peru Senior Notes 6.55% due 03/14/2037		$300,000	$339,000
Republic of Peru Senior Notes 7.13% due 03/30/2019		600,000	718,500
Republic of Peru Senior Notes 8.20% due 08/12/2026	PEN	1,200,000	512,671
Republic of Peru Senior Notes 8.75% due 11/21/2033		490,000	683,550

			2,549,971

Philippines — 0.9%
Republic of the Philippines Senior Notes 9.88% due 01/15/2019		270,000	358,425
Republic of the Philippines Senior Notes 10.63% due 03/16/2025		710,000	1,100,500

			1,458,925

Poland — 1.7%
Republic of Poland Senior Notes 3.00% due 03/17/2023		1,650,000	1,507,687
Republic of Poland Bonds 5.25% due 10/25/2020	PLN	4,250,000	1,459,054

			2,966,741

Russia — 0.7%
Russian Federation Senior Notes 5.63% due 04/04/2042*		800,000	791,000
Russian Federation Senior Notes 7.50% due 03/31/2030		403,975	472,651

			1,263,651

Singapore — 0.5%
Republic of Singapore Senior Notes 2.38% due 04/01/2017	SGD	970,000	822,042

Slovenia — 1.0%
Republic of Slovenia Senior Bonds 4.75% due 05/10/2018*		420,000	422,100
Republic of Slovenia Senior Notes 5.50% due 10/26/2022*		1,060,000	1,048,075
Republic of Slovenia Bonds 5.85% due 05/10/2023*		320,000	322,400

			1,792,575

South Africa — 1.9%
Republic of South Africa Senior Notes 4.67% due 01/17/2024		960,000	921,600
Republic of South Africa Senior Notes 5.88% due 09/16/2025		500,000	520,000

Security Description	Principal Amount(2)		Value (Note 2)

South Africa (continued)
Republic of South Africa Senior Notes 6.75% due 03/31/2021	ZAR	1,900,000	$175,975
Republic of South Africa Bonds 7.25% due 01/15/2020	ZAR	7,500,000	723,826
Republic of South Africa Bonds 10.50% due 12/21/2026	ZAR	5,000,000	573,816
Republic of South Africa Bonds 13.50% due 09/15/2015	ZAR	2,700,000	296,786

			3,212,003

Spain — 3.7%
Kingdom of Spain Senior Bonds 4.00% due 04/30/2020	EUR	1,000,000	1,415,557
Kingdom of Spain Senior Bonds 4.10% due 07/30/2018	EUR	2,200,000	3,194,920
Kingdom of Spain Senior Bonds 4.60% due 07/30/2019	EUR	1,150,000	1,698,068

			6,308,545

Sri Lanka — 0.5%
Republic of Sri Lanka Senior Notes 5.88% due 07/25/2022*		320,000	296,000
Republic of Sri Lanka Senior Notes 6.25% due 07/27/2021		670,000	641,525

			937,525

Sweden — 0.4%
Kingdom of Sweden Bonds 3.50% due 06/01/2022	SEK	4,340,000	734,773

Turkey — 1.5%
Republic of Turkey Bonds 6.00% due 01/14/2041		630,000	588,262
Republic of Turkey Senior Notes 7.00% due 06/05/2020		650,000	729,625
Republic of Turkey Senior Notes 7.50% due 11/07/2019		310,000	356,500
Republic of Turkey Bonds 9.00% due 01/27/2016	TRY	1,200,000	595,513
Republic of Turkey Senior Notes 11.88% due 01/15/2030		228,000	355,395

			2,625,295

Ukraine — 0.4%
Financing of Infrastructural Projects State Enterprise Government Guar. Bonds 7.40% due 04/20/2018		810,000	660,150

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Principal Amount(2)		Value (Note 2)

GOVERNMENT AGENCIES (continued)
Uruguay — 0.6%
Republic of Uruguay Senior Notes 4.50% due 08/14/2024		$113,000	$112,153
Republic of Uruguay Bonds 8.00% due 11/18/2022		771,809	949,325

			1,061,478

Venezuela — 1.4%
Republic of Venezuela Senior Bonds 7.75% due 10/13/2019		800,000	592,000
Republic of Venezuela Senior Bonds 9.00% due 05/07/2023		870,000	622,050
Republic of Venezuela Senior Notes 11.75% due 10/21/2026		330,000	271,425
Republic of Venezuela Senior Notes 12.75% due 08/23/2022		1,000,000	910,000

			2,395,475

Total Government Agencies
(cost $101,592,489)			97,005,802

GOVERNMENT TREASURIES — 24.7%
Italy — 5.9%
Republic of Italy Bonds 3.50% due 11/01/2017	EUR	270,000	384,071
Republic of Italy Bonds 4.25% due 03/01/2020	EUR	1,800,000	2,611,581
Republic of Italy Senior Notes 4.50% due 06/08/2015	JPY	110,000,000	1,117,123
Republic of Italy Bonds 4.50% due 02/01/2018	EUR	450,000	663,659
Republic of Italy Bonds 4.75% due 05/01/2017	EUR	1,840,000	2,719,858
Republic of Italy Bonds 4.75% due 09/01/2021	EUR	100,000	147,535
Republic of Italy Bonds 5.00% due 03/01/2025*	EUR	1,020,000	1,492,588
Republic of Italy Bonds 9.00% due 11/01/2023	EUR	532,912	1,024,645

			10,161,060

United Kingdom — 4.6%
United Kingdom Gilt Treasury Bonds 1.25% due 07/22/2018	GBP	1,640,000	2,649,188
United Kingdom Gilt Treasury Bonds 3.75% due 09/07/2020	GBP	1,165,000	2,105,142
United Kingdom Gilt Treasury Bonds 4.00% due 09/07/2016	GBP	535,000	953,843

Security Description	Principal Amount(2)		Value (Note 2)

United Kingdom (continued)
United Kingdom Gilt Treasury Bonds 4.25% due 03/07/2036	GBP	410,000	$749,850
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2040	GBP	450,000	826,251
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/2034	GBP	290,000	547,740

			7,832,014

United States — 14.2%
United States Treasury Bonds
3.00% due 05/15/2042		$1,270,000	1,091,009
4.38% due 02/15/2038		110,000	122,530
5.38% due 02/15/2031		700,000	878,282
5.50% due 08/15/2028		380,000	478,859
United States Treasury Notes
0.25% due 12/15/2014		2,700,000	2,702,848
1.25% due 09/30/2015		4,300,000	4,377,602
1.75% due 05/15/2022		490,000	463,050
1.88% due 08/31/2017		1,155,000	1,196,959
2.00% due 02/15/2022		400,000	388,000
2.13% due 12/31/2015		1,450,000	1,504,827
2.38% due 03/31/2016		1,388,000	1,453,171
2.75% due 11/30/2016		2,370,000	2,522,384
2.75% due 12/31/2017		2,150,000	2,299,659
2.75% due 02/28/2018		1,320,000	1,411,575
3.13% due 05/15/2021		3,260,000	3,472,155

			24,362,910

Total Government Treasuries
(cost $41,615,612)			42,355,984

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.2%
Brazil — 0.2%
Banco do Brasil SA Sub. Notes 5.88% due 01/26/2022* cost ($370,999)		375,000	364,688

Total Long-Term Investment Securities
(cost $170,255,258)			165,211,446

SHORT-TERM INVESTMENT SECURITIES — 2.2%
Time Deposits — 2.2%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/02/2013 (cost $3,819,000)		3,819,000	3,819,000

TOTAL INVESTMENTS —
(cost $174,074,258)(1)		98.3%	169,030,446
Other assets less liabilities		1.7	2,866,739

NET ASSETS —		100.0%	$171,897,185

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2013, the aggregate value of these securities was $26,622,050 representing 15.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	See Note 5 for cost of investments on a tax basis.
(2)	Denominated in United States Dollars unless otherwise indicated.

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

COP—Colombian Peso

DKK—Danish Krone

EUR—Euro Dollar

GBP—British Pound

HUF—Hungarian Forint

JPY—Japanese Yen

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PLN—Polish Zloty

RUB—Russian Ruble

SEK—Swedish Krona

SGD—Singapore Dollar

TRY—Turkish Lira

ZAR—South African Rand

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Corporate Bonds & Notes	$—	$25,484,972	$—	$25,484,972
Government Agencies:
Japan	—	22,879,172	—	22,879,172
Other Countries*	—	74,126,630	—	74,126,630
Government Treasuries:
Italy	—	10,161,060	—	10,161,060
United Kingdom	—	7,832,014	—	7,832,014
United States	—	24,362,910	—	24,362,910
Preferred Securities/Capital Securities	—	364,688		364,688
Short-Term Investment Securities:
Time Deposits	—	3,819,000	—	3,819,000

Total Assets	$—	$169,030,446	$—	$169,030,446

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements.

VALIC Company I International Growth Fund

PORTFOLIO PROFILE — November 30, 2013 (unaudited)

Industry Allocation*

Medical — Drugs	7.7%
Banks — Commercial	5.2
Diversified Banking Institutions	4.6
Registered Investment Companies	4.5
Auto — Cars/Light Trucks	3.5
Food — Misc./Diversified	3.2
Chemicals — Diversified	2.3
Tobacco	2.0
Oil Companies — Integrated	1.9
Human Resources	1.9
Time Deposits	1.8
Auto/Truck Parts & Equipment — Original	1.8
Brewery	1.7
Oil Companies — Exploration & Production	1.7
Insurance — Life/Health	1.7
Electronic Components — Misc.	1.7
Food — Catering	1.6
Industrial Gases	1.4
Power Converter/Supply Equipment	1.3
Soap & Cleaning Preparation	1.3
Electronic Components — Semiconductors	1.3
Retail — Apparel/Shoe	1.3
Beverages — Wine/Spirits	1.3
Insurance — Multi-line	1.3
Telephone — Integrated	1.3
Rubber — Tires	1.3
Food — Retail	1.2
Transport — Rail	1.2
Advertising Agencies	1.2
Hotels/Motels	1.1
Cosmetics & Toiletries	1.1
Semiconductor Components — Integrated Circuits	1.0
Enterprise Software/Service	1.0
Web Portals/ISP	1.0
Metal — Diversified	1.0
Aerospace/Defense — Equipment	1.0
Wireless Equipment	1.0
Finance — Leasing Companies	0.9
Advertising Services	0.9
Medical — Biomedical/Gene	0.9
Industrial Automated/Robotic	0.9
Finance — Other Services	0.9
Diversified Operations	0.9
Transactional Software	0.9
Cellular Telecom	0.9
Cable/Satellite TV	0.8
Casino Hotels	0.8
Athletic Footwear	0.8
Agricultural Chemicals	0.8
Electronic Measurement Instruments	0.7
Semiconductor Equipment	0.7
Publishing — Periodicals	0.7
Building Products — Air & Heating	0.7
Diversified Financial Services	0.7
Electric Products — Misc.	0.6
Paper & Related Products	0.6
E — Commerce/Products	0.6
Retail — Jewelry	0.6
Investment Management/Advisor Services	0.6
Real Estate Management/Services	0.6
Apparel Manufacturers	0.5
Machinery — Farming	0.5
Diversified Minerals	0.5
Investment Companies	0.5
Textile — Apparel	0.5
Medical Products	0.5
Retail — Building Products	0.5
Optical Supplies	0.5
Rental Auto/Equipment	0.5

Transport — Services	0.5
Diversified Manufacturing Operations	0.4
Medical — Generic Drugs	0.4
Engineering/R&D Services	0.4
Computers — Integrated Systems	0.4
Distribution/Wholesale	0.4
Internet Application Software	0.4
Aerospace/Defense	0.4
Insurance — Property/Casualty	0.3
Broadcast Services/Program	0.3
Gas — Distribution	0.3
Electronic Parts Distribution	0.3
Building Products — Cement	0.3
Chemicals — Specialty	0.3
Diversified Operations/Commercial Services	0.3
Computer Services	0.3
Airlines	0.3
Metal Processors & Fabrication	0.3
Television	0.3
Insurance — Reinsurance	0.2
Multimedia	0.2
Building & Construction Products — Misc.	0.2
Appliances	0.2
Finance — Mortgage Loan/Banker	0.2
Oil Refining & Marketing	0.2
Electric — Integrated	0.2
Retail — Convenience Store	0.2
Computer Aided Design	0.2
Publishing — Newspapers	0.2
Containers — Paper/Plastic	0.2
Applications Software	0.2
Machinery — Construction & Mining	0.2
Retail — Drug Store	0.1
Commercial Services — Finance	0.1
Oil — Field Services	0.1
Office Automation & Equipment	0.1
Resorts/Theme Parks	0.1
Beverages — Non-alcoholic	0.1
Import/Export	0.1
Telecom Services	0.1

104.4%

*	Calculated as a percentage of net assets

VALIC Company I International Growth Fund

PORTFOLIO PROFILE — November 30, 2013 (unaudited) — (continued)

Country Allocation*

United Kingdom	18.5%
Japan	13.4
France	11.1
Germany	9.1
Switzerland	9.0
United States	6.3
Netherlands	5.6
Canada	3.2
Australia	2.5
Sweden	2.5
Hong Kong	2.2
Jersey	2.1
Spain	2.1
Cayman Islands	1.8
Denmark	1.7
Singapore	1.6
India	1.5
Brazil	1.4
Taiwan	1.2
South Korea	1.2
Italy	1.0
Belgium	0.8
Mexico	0.8
Bermuda	0.6
Israel	0.6
Russia	0.5
Norway	0.5
Ireland	0.4
Finland	0.4
China	0.3
Turkey	0.2
Austria	0.2
Czech Republic	0.1

104.4%

*	Calculated as a percentage of net assets

VALIC Company I International Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 96.6%
Australia — 2.5%
Amcor, Ltd.	103,705	$1,043,064
BHP Billiton, Ltd.	98,354	3,350,345
Brambles, Ltd.	219,109	1,898,378
Commonwealth Bank of Australia	39,213	2,780,119
CSL, Ltd.	87,173	5,458,463
QBE Insurance Group, Ltd.	64,399	918,196

		15,448,565

Austria — 0.2%
Erste Group Bank AG	41,342	1,455,186

Belgium — 0.8%
Anheuser-Busch InBev NV	51,719	5,280,059

Bermuda — 0.6%
Haier Electronics Group Co., Ltd.	581,000	1,371,441
Li & Fung, Ltd.#	1,694,800	2,308,512

		3,679,953

Brazil — 0.6%
BM&FBovespa SA	717,500	3,621,131

Canada — 3.2%
Agrium, Inc.#	11,994	1,079,697
Canadian National Railway Co. (NYSE)	32,110	3,612,375
Canadian National Railway Co. (TSX)	12,181	1,370,635
Canadian Pacific Railway, Ltd.	14,289	2,177,993
Cenovus Energy, Inc.#	48,141	1,401,940
CGI Group, Inc. Class A†	63,885	2,370,500
Encana Corp.	37,497	717,389
Fairfax Financial Holdings, Ltd.	3,617	1,405,832
Shoppers Drug Mart Corp.	16,300	895,341
Suncor Energy, Inc.	90,567	3,105,593
Valeant Pharmaceuticals International, Inc.†	14,570	1,597,309

		19,734,604

Cayman Islands — 1.8%
Baidu, Inc. ADR†	25,917	4,316,995
Belle International Holdings, Ltd.#	975,000	1,199,783
ENN Energy Holdings, Ltd.	83,578	590,236
Sands China, Ltd.	356,400	2,698,520
Tencent Holdings, Ltd.	37,700	2,180,504

		10,986,038

China — 0.3%
Industrial & Commercial Bank of China, Ltd.	2,521,000	1,811,248

Czech Republic — 0.1%
Komercni Banka AS	1,360	312,451

Denmark — 1.7%
Carlsberg A/S, Class B	22,992	2,518,587
GN Store Nord A/S	92,940	2,218,963
Novo Nordisk A/S, Class B	21,246	3,805,363
Pandora A/S	36,090	1,871,852

		10,414,765

Finland — 0.4%
Sampo, Class A	55,624	2,593,398

France — 11.1%
Accor SA	47,480	2,082,756
Air Liquide SA	37,024	5,160,483
AXA SA	106,130	2,780,465
BNP Paribas SA	71,985	5,402,987
Carrefour SA	101,012	3,974,030
Danone SA	82,692	6,007,787
Dassault Systemes SA	10,703	1,228,196

Security Description	Shares	Value (Note 2)

France (continued)
Essilor International SA	11,642	$1,221,127
GDF Suez#	55,367	1,283,938
Iliad SA	3,310	783,314
L’Oreal SA	14,284	2,389,703
Legrand SA	37,946	2,094,204
LVMH Moet Hennessy Louis Vuitton SA#	17,439	3,287,110
Pernod Ricard SA	26,746	3,031,382
Publicis Groupe SA#	63,498	5,612,208
Rexel SA	80,120	2,030,467
Sanofi	34,264	3,623,269
Schneider Electric SA	95,191	8,057,741
Total SA	78,169	4,735,658
Valeo SA	26,150	2,780,169
Zodiac Aerospace	6,180	1,048,182

		68,615,176

Germany — 8.4%
Adidas AG	40,519	4,927,634
Allianz SE	13,259	2,302,879
Bayer AG	94,272	12,576,328
Beiersdorf AG	25,379	2,576,494
Brenntag AG	4,380	777,695
Continental AG	22,315	4,659,404
Daimler AG	33,840	2,804,270
Deutsche Boerse AG	23,056	1,782,824
Deutsche Post AG	46,320	1,637,956
Deutsche Telekom AG	114,497	1,817,534
Linde AG	19,244	3,929,289
Merck KGaA	15,338	2,660,843
SAP AG	74,627	6,179,158
Siemens AG	5,600	739,459
Sky Deutschland AG†	272,888	2,798,924

		52,170,691

Hong Kong — 2.2%
AIA Group, Ltd.	806,600	4,088,844
China Mobile, Ltd.	102,500	1,103,977
China Unicom Hong Kong, Ltd.#	778,000	1,234,339
CNOOC, Ltd.	1,227,000	2,516,469
Galaxy Entertainment Group, Ltd.†#	304,000	2,384,114
Hutchison Whampoa, Ltd.	184,000	2,343,715

		13,671,458

India — 1.5%
Housing Development Finance Corp.	102,901	1,358,511
ICICI Bank, Ltd. ADR#	31,590	1,132,817
Idea Cellular, Ltd.†	538,397	1,512,061
Reliance Industries, Ltd.	94,245	1,284,953
Tata Consultancy Services, Ltd.	55,110	1,768,256
Tata Motors, Ltd. ADR	62,280	2,022,232

		9,078,830

Ireland — 0.4%
Bank of Ireland†#	4,350,984	1,690,492
James Hardie Industries PLC CDI	79,170	904,483

		2,594,975

Israel — 0.6%
Check Point Software Technologies, Ltd.†#	16,260	1,005,844
Teva Pharmaceutical Industries, Ltd. ADR	60,929	2,483,466

		3,489,310

Italy — 1.0%
Luxottica Group SpA	34,375	1,820,305
Prada SpA#	132,400	1,279,999

VALIC Company I International Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Italy (continued)
Saipem SpA	37,282	$836,698
UniCredit SpA	333,120	2,416,582

		6,353,584

Japan — 13.4%
Bridgestone Corp.	76,400	2,797,169
Canon, Inc.#	24,500	815,670
Daikin Industries, Ltd.	65,000	4,124,970
Denso Corp.	95,000	4,758,116
FANUC Corp.	32,300	5,436,681
Fuji Heavy Industries, Ltd.	92,000	2,597,647
Honda Motor Co., Ltd.	95,200	4,024,564
Hoya Corp.	85,700	2,318,523
Inpex Corp.	126,311	1,465,047
Japan Tobacco, Inc.	121,900	4,117,881
KDDI Corp.#	55,880	3,508,015
Keyence Corp.	11,500	4,620,210
Komatsu, Ltd.	45,600	947,839
Kubota Corp.	198,000	3,384,896
Kyocera Corp.	31,700	1,677,462
Lawson, Inc.#	17,100	1,253,805
Mitsubishi Corp.	37,900	745,604
Mitsubishi Estate Co., Ltd.	125,000	3,470,832
Murata Manufacturing Co., Ltd.	26,500	2,279,375
Nidec Corp.#	20,200	1,950,481
Omron Corp.	18,400	757,198
Oriental Land Co., Ltd.	5,400	795,567
ORIX Corp.	319,700	5,821,240
Panasonic Corp.	25,700	294,825
Rakuten, Inc.	248,943	3,825,592
Rinnai Corp.	500	37,784
Shin - Etsu Chemical Co., Ltd.	65,800	3,803,134
Toshiba Corp.	223,000	962,324
Toyota Motor Corp.	129,775	8,083,617
Unicharm Corp.	32,700	2,068,792

		82,744,860

Jersey — 2.1%
Delphi Automotive PLC#	12,870	753,538
Experian PLC	48,302	891,015
Informa PLC	155,754	1,421,281
Shire PLC	67,736	3,073,325
WPP PLC	323,763	7,159,428

		13,298,587

Mexico — 0.8%
America Movil SAB de CV, Series L ADR#	40,692	945,682
Cemex SAB de CV ADR#	100,590	1,099,449
Fomento Economico Mexicano SAB de CV ADR	7,918	751,814
Grupo Televisa SAB ADR	68,762	2,097,929

		4,894,874

Netherlands — 5.6%
Akzo Nobel NV	70,006	5,271,610
ASML Holding NV	47,667	4,461,015
European Aeronautic Defence and Space Co. NV	68,879	4,890,079
Heineken NV	49,336	3,353,158
ING Groep NV CVA†	509,754	6,618,923
Koninklijke DSM NV	31,519	2,473,628
Koninklijke Philips NV	17,040	609,856
Randstad Holding NV	60,892	3,793,621
Unilever NV CVA	46,875	1,846,711
Yandex NV, Class A†#	26,520	1,054,170

		34,372,771

Security Description	Shares	Value (Note 2)

Norway — 0.5%
DNB ASA	103,010	$1,821,208
Schibsted ASA	17,210	1,110,984

		2,932,192

Russia — 0.5%
Magnit OJSC GDR	35,486	2,338,527
Sberbank of Russia ADR (OTC US)	247	3,078
Sberbank of Russia ADR (LSE)	59,199	737,620

		3,079,225

Singapore — 1.6%
Avago Technologies, Ltd.#	52,475	2,347,207
DBS Group Holdings, Ltd.#	161,000	2,203,880
Keppel Corp., Ltd.	336,757	3,034,717
Singapore Telecommunications, Ltd.	220,950	654,901
United Overseas Bank, Ltd.	105,077	1,751,493

		9,992,198

South Korea — 1.2%
Hyundai Mobis	8,982	2,605,569
Samsung Electronics Co., Ltd.	2,118	2,989,977
Samsung Electronics Co., Ltd. GDR (LSE)	2,110	1,493,880
Samsung Electronics Co., Ltd. GDR (OTC US)*	411	290,988

		7,380,414

Spain — 2.1%
Amadeus IT Holding SA, Class A	139,940	5,240,341
Banco Popular Espanol SA†	329,550	1,914,786
Banco Santander SA	100,927	897,106
Inditex SA	18,364	2,927,588
International Consolidated Airlines Group SA†	292,400	1,753,114

		12,732,935

Sweden — 2.5%
Hennes & Mauritz AB, Class B	39,230	1,663,493
Investment AB Kinnevik, Class B	35,374	1,391,532
Investor AB, Class B	58,731	1,919,762
SKF AB, Class B	61,931	1,689,959
Svenska Cellulosa AB SCA, Class B	131,453	3,839,698
Swedbank AB, Class A	54,360	1,388,839
Telefonaktiebolaget LM Ericsson, Class B	274,894	3,425,666

		15,318,949

Switzerland — 9.0%
ABB, Ltd.	92,837	2,375,079
Adecco SA	40,106	3,088,310
Cie Financiere Richemont SA	18,859	1,916,172
Givaudan SA	860	1,213,459
Julius Baer Group, Ltd.	87,581	4,104,408
Kuehne & Nagel International AG	7,100	919,565
Nestle SA	102,540	7,488,718
Novartis AG	86,641	6,848,505
Roche Holding AG	49,116	13,692,551
Sika AG	430	1,412,223
Sonova Holding AG	9,227	1,285,642
Swiss Re AG	17,078	1,519,489
Syngenta AG	9,086	3,568,444
UBS AG	322,923	6,156,004

		55,588,569

Taiwan — 1.2%
Hon Hai Precision Industry Co., Ltd.	465,431	1,226,722
Taiwan Semiconductor Manufacturing Co., Ltd.	558,269	1,980,747
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	248,531	4,406,455

		7,613,924

VALIC Company I International Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Turkey — 0.2%
Akbank TAS	402,129	$1,473,802

United Kingdom — 18.5%
Aberdeen Asset Management PLC	469,419	3,782,564
ARM Holdings PLC	49,500	824,800
Ashtead Group PLC	247,481	2,817,311
Associated British Foods PLC	84,057	3,154,814
Barclays PLC	590,020	2,623,929
BG Group PLC	298,946	6,109,097
British American Tobacco PLC	101,558	5,420,766
British Sky Broadcasting Group PLC	205,809	2,758,951
BT Group PLC	371,300	2,265,062
Burberry Group PLC	85,163	2,128,559
Capita PLC	222,633	3,633,126
Centrica PLC	270,027	1,495,219
Compass Group PLC	650,621	9,808,068
Diageo PLC	151,345	4,820,662
Hays PLC	462,800	939,314
HSBC Holdings PLC†	680,317	7,593,251
Imperial Tobacco Group PLC	56,641	2,154,581
ITV PLC	493,950	1,536,145
J Sainsbury PLC	226,140	1,507,975
Johnson Matthey PLC	44,999	2,334,844
Kingfisher PLC	334,035	2,055,228
Lloyds Banking Group PLC†	3,500,504	4,434,731
Next PLC	23,356	2,100,690
Reckitt Benckiser Group PLC	67,293	5,407,029
Reed Elsevier PLC	306,448	4,434,093
Rio Tinto PLC	113,108	6,038,186
Rolls-Royce Holdings PLC(1)	105,975	2,142,230
Royal Dutch Shell PLC, Class B	66,233	2,324,857
Smith & Nephew PLC	136,709	1,824,807
Smiths Group PLC	83,378	1,875,141
Standard Chartered PLC	263,580	6,249,233
Travis Perkins PLC	35,550	1,045,061
Unilever PLC	29,350	1,186,110
Whitbread PLC	89,580	5,230,099

		114,056,533

Total Common Stocks
(cost $462,965,005)		596,791,255

PREFERRED SECURITIES — 1.5%
Brazil — 0.8%
Banco Bradesco SA ADR#	164,965	2,189,085
Itau Unibanco Holding SA	91,100	1,285,328
Itau Unibanco Holding SA ADR	103,866	1,461,395

		4,935,808

Security Description	Shares/ Principal Amount	Value (Note 2)

Germany — 0.7%
Henkel AG & Co. KGaA	22,449	$2,544,972
Volkswagen AG	7,094	1,882,145

		4,427,117

Total Preferred Securities
(cost $8,338,532)		9,362,925

Total Long-Term Investment Securities
(cost $471,303,537)		606,154,180

SHORT-TERM INVESTMENT SECURITIES — 6.3%
Registered Investment Companies — 4.5%
State Street Navigator Securities Lending Prime Portfolio(2)	27,851,193	27,851,193
Time Deposits — 1.8%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/02/2013	$10,898,000	10,898,000

Total Short-Term Investment Securities
(cost $38,749,193)		38,749,193

TOTAL INVESTMENTS —
(cost $510,052,730)(3)	104.4%	644,903,373
Liabilities in excess of other assets	(4.4)	(27,300,175)

NET ASSETS —	100.0%	$617,603,198

#	The security or a portion thereof is out on loan (See Note 2)
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2013, the aggregate value of these securities was $290,988 representing 0.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Illiquid security. At November 30, 2013, the aggregate value of these securities was $2,142,230 representing 0.4% of net assets.
(2)	At November 30, 2014, the Fund had loaned securities with a total value of $26,735,490. This was secured by collateral of $27,851,193, which was received in cash and subsequently invested in short-term investments currently valued at $27,851,193 as reported in the portfolio of investments.
(3)	See Note 5 for cost of investments on a tax basis.

ADR — American Depository Receipt

CVA — Certification Van Aandelen (Dutch Cert.)

GDR — Global Depository Receipt

LSE — London Stock Exchange

NYSE — New York Stock Exchange

OTC — Over The Counter US

TSX — Toronto Stock Exchange

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
France	$68,615,176	$—	$—	$68,615,176
Germany	52,170,691	—	—	52,170,691
Japan	82,744,860	—	—	82,744,860
Netherlands	34,372,771	—	—	34,372,771
Switzerland	55,588,569	—	—	55,588,569
United Kingdom	114,056,533	—	—	114,056,533
Other Countries*	189,242,655	—	—	189,242,655
Preferred Securities	9,362,925	—	—	9,362,925

VALIC Company I International Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Short-Term Investment Securities:
Registered Investment Companies	$27,851,193	$—	$—	$27,851,193
Time Deposits	—	10,898,000	—	10,898,000

Total	$634,005,373	$10,898,000	$—	$644,903,373

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $487,228,412 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 investments at the end of the reporting period.

See Notes to Financial Statements

VALIC Company I Large Cap Core Fund

PORTFOLIO PROFILE — November 30, 2013 (unaudited)

Industry Allocation*

Diversified Banking Institutions	8.9%
Medical — Drugs	5.6
Diversified Manufacturing Operations	4.3
Oil Companies — Exploration & Production	4.2
Computers	4.1
Registered Investment Companies	3.5
Web Portals/ISP	3.5
Oil Companies — Integrated	3.4
Applications Software	3.1
Cable/Satellite TV	3.0
Retail — Drug Store	2.5
Tobacco	2.5
Medical — Wholesale Drug Distribution	2.3
Medical Products	2.2
Chemicals — Diversified	2.0
Insurance — Reinsurance	2.0
Beverages — Non-alcoholic	2.0
Telephone — Integrated	1.9
Auto — Cars/Light Trucks	1.9
Investment Management/Advisor Services	1.9
Oil — Field Services	1.9
Instruments — Controls	1.8
Cosmetics & Toiletries	1.8
Multimedia	1.7
Aerospace/Defense — Equipment	1.6
Insurance Brokers	1.6
Repurchase Agreements	1.6
Semiconductor Components — Integrated Circuits	1.5
Commercial Services — Finance	1.5
Banks — Super Regional	1.4
Electronic Security Devices	1.3
Publishing — Periodicals	1.3
Electronic Components — Semiconductors	1.3
Beverages — Wine/Spirits	1.1
Banks — Fiduciary	1.1
Retail — Building Products	1.1
Computers — Memory Devices	1.1
Oil Field Machinery & Equipment	1.1
Transport — Services	1.0
Auto/Truck Parts & Equipment — Original	0.9
Broadcast Services/Program	0.9
Medical — HMO	0.9
Cellular Telecom	0.9
Casino Hotels	0.9
Pharmacy Services	0.8
Retail — Jewelry	0.8
E — Commerce/Products	0.7
Retail — Sporting Goods	0.7
Retail — Restaurants	0.7
Entertainment Software	0.7
Real Estate Management/Services	0.6
Web Hosting/Design	0.6
Medical — Biomedical/Gene	0.5
Retail — Perfume & Cosmetics	0.4
Computer Services	0.4
Transport — Rail	0.3
Internet Content — Entertainment	0.2

103.5%

*	Calculated as a percentage of net assets

VALIC Company I Large Cap Core Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.4%
Aerospace/Defense - Equipment — 1.6%
United Technologies Corp.	24,797	$2,748,995

Applications Software — 3.1%
Intuit, Inc.#	34,895	2,590,256
Microsoft Corp.	70,850	2,701,510

		5,291,766

Auto - Cars/Light Trucks — 1.9%
General Motors Co.†	85,655	3,317,418

Auto/Truck Parts & Equipment - Original — 0.9%
Delphi Automotive PLC	27,254	1,595,722

Banks - Fiduciary — 1.1%
State Street Corp.	25,644	1,862,011

Banks - Super Regional — 1.4%
Wells Fargo & Co.	55,761	2,454,599

Beverages - Non-alcoholic — 2.0%
PepsiCo, Inc.	39,647	3,348,586

Beverages - Wine/Spirits — 1.1%
Diageo PLC ADR	15,266	1,949,010

Broadcast Services/Program — 0.9%
Discovery Communications, Inc., Class A†	18,230	1,590,932

Cable/Satellite TV — 3.0%
Comcast Corp., Class A	63,380	3,160,761
DIRECTV†	28,609	1,891,341

		5,052,102

Casino Hotels — 0.9%
Wynn Resorts, Ltd.	9,210	1,527,663

Cellular Telecom — 0.9%
Vodafone Group PLC ADR	41,272	1,530,779

Chemicals - Diversified — 2.0%
Celanese Corp., Series A	22,593	1,268,145
Dow Chemical Co.	56,793	2,218,335

		3,486,480

Commercial Services - Finance — 1.5%
MasterCard, Inc., Class A	3,290	2,503,065

Computer Services — 0.4%
International Business Machines Corp.	3,730	670,206

Computers — 4.1%
Apple, Inc.	10,922	6,073,397
Hewlett-Packard Co.	32,560	890,516

		6,963,913

Computers - Memory Devices — 1.1%
EMC Corp.	75,863	1,809,333

Cosmetics & Toiletries — 1.8%
Procter & Gamble Co.	36,490	3,073,188

Diversified Banking Institutions — 8.9%
Bank of America Corp.	152,880	2,418,561
Citigroup, Inc.	118,167	6,253,398
JPMorgan Chase & Co.	94,243	5,392,584
Morgan Stanley	39,399	1,233,189

		15,297,732

Diversified Manufacturing Operations — 4.3%
Eaton Corp. PLC	41,839	3,040,022
General Electric Co.	161,225	4,298,258

		7,338,280

Security Description	Shares	Value (Note 2)

E-Commerce/Products — 0.7%
eBay, Inc.†	25,427	$1,284,572

Electronic Components - Semiconductors — 1.3%
Broadcom Corp., Class A	48,455	1,293,264
Skyworks Solutions, Inc.†#	34,099	906,692

		2,199,956

Electronic Security Devices — 1.3%
Tyco International, Ltd.	58,628	2,236,072

Entertainment Software — 0.7%
Electronic Arts, Inc.†#	51,620	1,144,932

Instruments - Controls — 1.8%
Honeywell International, Inc.	35,023	3,099,886

Insurance Brokers — 1.6%
Aon PLC	33,299	2,718,530

Insurance - Reinsurance — 2.0%
Berkshire Hathaway, Inc., Class B†	29,686	3,459,310

Internet Content - Entertainment — 0.2%
Facebook, Inc., Class A†#	8,984	422,338

Investment Management/Advisor Services — 1.9%
BlackRock, Inc.	6,773	2,050,526
Invesco, Ltd.	35,083	1,222,642

		3,273,168

Medical Products — 2.2%
Baxter International, Inc.	10,241	700,996
Covidien PLC	44,283	3,022,758

		3,723,754

Medical - Biomedical/Gene — 0.5%
Celgene Corp.†	5,266	851,881

Medical - Drugs — 5.6%
Abbott Laboratories	43,784	1,672,111
Johnson & Johnson	40,229	3,808,077
Pfizer, Inc.	80,371	2,550,172
Salix Pharmaceuticals, Ltd.†#	18,375	1,558,384

		9,588,744

Medical - HMO — 0.9%
Cigna Corp.	17,834	1,559,583

Medical - Wholesale Drug Distribution — 2.3%
Cardinal Health, Inc.	60,299	3,895,315

Multimedia — 1.7%
Viacom, Inc., Class B	36,853	2,954,505

Oil Companies - Exploration & Production — 4.2%
Anadarko Petroleum Corp.	17,520	1,556,126
Antero Resources Corp.†	8,988	493,441
Canadian Natural Resources, Ltd.	44,860	1,476,791
ConocoPhillips	23,093	1,681,171
Newfield Exploration Co.†#	22,660	636,746
Noble Energy, Inc.	19,884	1,396,652

		7,240,927

Oil Companies - Integrated — 3.4%
Chevron Corp.	33,376	4,086,557
Exxon Mobil Corp.	17,675	1,652,259

		5,738,816

Oil Field Machinery & Equipment — 1.1%
Cameron International Corp.†	32,595	1,805,437

VALIC Company I Large Cap Core Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Oil - Field Services — 1.9%
Halliburton Co.#	60,216	$3,172,179

Pharmacy Services — 0.8%
Express Scripts Holding Co.†	21,082	1,419,873

Publishing - Periodicals — 1.3%
Nielsen Holdings NV	51,305	2,214,324

Real Estate Management/Services — 0.6%
Realogy Holdings Corp.†	21,955	1,040,447

Retail - Building Products — 1.1%
Lowe’s Cos., Inc.	38,311	1,819,006

Retail - Drug Store — 2.5%
CVS Caremark Corp.	42,331	2,834,484
Walgreen Co.	25,380	1,502,496

		4,336,980

Retail - Jewelry — 0.8%
Tiffany & Co.	15,915	1,418,663

Retail - Perfume & Cosmetics — 0.4%
Ulta Salon Cosmetics & Fragrance, Inc.†	5,305	673,417

Retail - Restaurants — 0.7%
Yum! Brands, Inc.	15,055	1,169,472

Retail - Sporting Goods — 0.7%
Dick’s Sporting Goods, Inc.#	21,375	1,208,115

Semiconductor Components - Integrated Circuits — 1.5%
QUALCOMM, Inc.	35,617	2,620,699

Telephone - Integrated — 1.9%
AT&T, Inc.	94,685	3,333,859

Tobacco — 2.5%
Philip Morris International, Inc.	49,386	4,224,478

Transport - Marine — 0.0%
Tidewater, Inc.#	330	18,823

Transport - Rail — 0.3%
Union Pacific Corp.	3,239	524,848

Transport - Services — 1.0%
FedEx Corp.	12,229	1,696,162

Web Hosting/Design — 0.6%
Equinix, Inc.†#	6,040	970,628

Security Description	Shares/ Principal Amount	Value (Note 2)

Web Portals/ISP — 3.5%
Baidu, Inc. ADR†	4,985	$830,351
Google, Inc., Class A†	4,810	5,096,628

		5,926,979

Total Long-Term Investment Securities
(cost $128,825,569)		168,398,458

SHORT-TERM INVESTMENT SECURITIES — 3.5%
Registered Investment Companies — 3.5%
State Street Navigator Securities Lending Prime Portfolio(1) (cost $6,018,450)	6,018,450	6,018,450

REPURCHASE AGREEMENT — 1.6%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 11/29/2013, to be repurchased 12/02/2013 in the amount of $2,702,000 and collateralized by $3,035,000 of Federal Home Loan Mtg. Corp. Bonds, bearing interest at 2.00% due 01/30/2023 and having approximate value of $2,759,516 (cost $2,702,000)	$2,702,000	2,702,000

TOTAL INVESTMENTS
(cost $137,546,019)(2)	103.5%	177,118,908
Liabilities in excess of other assets	(3.5)	(5,930,613)

NET ASSETS	100.0%	$171,188,295

#	The security or a portion thereof is out on loan (see Note 2)
†	Non-income producing security
(1)	At November 30, 2013, the Fund had loaned securities with a total value of $7,341,863. This was secured by collateral of $6,018,450, which was received in cash and subsequently invested in short-term investments currently valued at $6,018,450 as reported in the portfolio of investments. Additional collateral of $1,481,223 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2013
Federal National Mtg. Assoc.	3.00 to 4.00%	10/25/2029 to 05/25/2042	$1,481,223

(2)	See Note 5 for cost of investments on a tax basis.

ADR — American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Diversified Banking Institutions	$15,297,732	$—	$—	$15,297,732
Medical - Drugs	9,588,744	—	—	9,588,744
Other Industries*	143,511,982	—	—	143,511,982
Short-Term Investment Securities:
Registered Investment Companies	6,018,450	—	—	6,018,450
Repurchase Agreement	—	2,702,000	—	2,702,000

Total Assets	$174,416,908	$2,702,000	$—	$177,118,908

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company I Large Capital Growth Fund

PORTFOLIO PROFILE — November 30, 2013 (unaudited)

Industry Allocation*

Cosmetics & Toiletries	6.3%
Computer Services	6.0
Medical — Drugs	5.1
Multimedia	4.9
Web Portals/ISP	4.4
Instruments — Scientific	4.3
Registered Investment Companies	4.2
Instruments — Controls	3.6
Diversified Manufacturing Operations	3.4
Finance — Credit Card	3.2
Aerospace/Defense — Equipment	3.0
Transport — Services	3.0
Enterprise Software/Service	2.7
Dental Supplies & Equipment	2.7
Computers — Memory Devices	2.6
Retail — Drug Store	2.6
Pharmacy Services	2.5
Oil — Field Services	2.4
Electronic Components — Semiconductors	2.3
Investment Management/Advisor Services	2.1
Food — Misc./Diversified	2.0
Textile — Apparel	2.0
Beverages — Wine/Spirits	1.8
Retail — Restaurants	1.8
Vitamins & Nutrition Products	1.8
Commercial Services — Finance	1.6
Distribution/Wholesale	1.4
Industrial Gases	1.4
Semiconductor Components — Integrated Circuits	1.3
Athletic Footwear	1.1
Advertising Agencies	1.1
Metal Processors & Fabrication	1.1
Auto/Truck Parts & Equipment — Original	1.1
Computers	1.1
Beverages — Non-alcoholic	1.0
Agricultural Chemicals	0.9
Oil Companies — Exploration & Production	0.9
Broadcast Services/Program	0.8
Retail — Apparel/Shoe	0.8
E — Commerce/Products	0.7
Medical Instruments	0.7
Electronic Connectors	0.7
Finance — Investment Banker/Broker	0.7
Soap & Cleaning Preparation	0.6
Retail — Discount	0.6
Computer Aided Design	0.6
Decision Support Software	0.6
Finance — Other Services	0.6
Retail — Regional Department Stores	0.6
Commercial Paper	0.6
Metal — Diversified	0.5
Consulting Services	0.5

104.3%

*	Calculated as a percentage of net assets

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.5%
Advertising Agencies — 1.1%
Omnicom Group, Inc.	63,430	$4,532,074

Aerospace/Defense - Equipment — 3.0%
United Technologies Corp.	108,600	12,039,396

Agricultural Chemicals — 0.9%
Monsanto Co.	31,302	3,547,456

Athletic Footwear — 1.1%
NIKE, Inc., Class B	57,580	4,556,881

Auto/Truck Parts & Equipment-Original — 1.1%
Johnson Controls, Inc.#	84,420	4,264,054

Beverages - Non-alcoholic — 1.0%
PepsiCo, Inc.	48,650	4,108,979

Beverages - Wine/Spirits — 1.8%
Beam, Inc.	29,450	1,988,759
Pernod Ricard SA	45,703	5,179,962

		7,168,721

Broadcast Services/Program — 0.8%
Discovery Communications, Inc., Class A†#	35,470	3,095,467

Commercial Services - Finance — 1.6%
MasterCard, Inc., Class A	8,472	6,445,582

Computer Aided Design — 0.6%
Autodesk, Inc.†	51,920	2,349,380

Computer Services — 6.0%
Accenture PLC, Class A#	200,120	15,503,297
Cognizant Technology Solutions Corp., Class A†	40,880	3,838,223
International Business Machines Corp.	25,019	4,495,414

		23,836,934

Computers — 1.1%
Apple, Inc.	7,527	4,185,539

Computers - Memory Devices — 2.6%
EMC Corp.	426,730	10,177,510

Consulting Services — 0.5%
Verisk Analytics, Inc., Class A†	28,180	1,834,800

Cosmetics & Toiletries — 6.3%
Colgate - Palmolive Co.	193,157	12,711,662
Procter & Gamble Co.	145,480	12,252,326

		24,963,988

Decision Support Software — 0.6%
MSCI, Inc.†#	52,860	2,346,455

Dental Supplies & Equipment — 2.7%
DENTSPLY International, Inc.	181,140	8,615,018
Patterson Cos., Inc.	46,590	1,933,019

		10,548,037

Distribution/Wholesale — 1.4%
WW Grainger, Inc.	21,965	5,665,213

Diversified Manufacturing Operations — 3.4%
Danaher Corp.	177,890	13,306,172

E-Commerce/Products — 0.7%
eBay, Inc.†	58,410	2,950,873

Electronic Components - Semiconductors — 2.3%
Microchip Technology, Inc.#	207,350	8,976,181

Electronic Connectors — 0.7%
Amphenol Corp., Class A#	33,790	2,872,150

Security Description	Shares	Value (Note 2)

Enterprise Software/Service — 2.7%
Oracle Corp.	303,870	$10,723,572

Finance - Credit Card — 3.2%
Visa, Inc., Class A#	62,744	12,765,894

Finance - Investment Banker/Broker — 0.7%
Charles Schwab Corp.	106,480	2,606,630

Finance - Other Services — 0.6%
CME Group, Inc.	28,370	2,324,922

Food - Misc./Diversified — 2.0%
Danone SA	111,304	8,086,523

Industrial Gases — 1.4%
Praxair, Inc.#	43,438	5,484,482

Instruments - Controls — 3.6%
Mettler - Toledo International, Inc.†#	24,132	5,950,227
Sensata Technologies Holding NV†	214,380	8,356,533

		14,306,760

Instruments - Scientific — 4.3%
Thermo Fisher Scientific, Inc.#	123,710	12,476,154
Waters Corp.†	47,280	4,705,778

		17,181,932

Investment Management/Advisor Services — 2.1%
Franklin Resources, Inc.#	153,461	8,500,205

Medical Instruments — 0.7%
St Jude Medical, Inc.	49,450	2,888,869

Medical - Drugs — 5.1%
Abbott Laboratories	110,350	4,214,267
Allergan, Inc.	25,413	2,466,332
Johnson & Johnson	85,190	8,064,085
Zoetis, Inc.	173,830	5,414,804

		20,159,488

Metal Processors & Fabrication — 1.1%
Precision Castparts Corp.	17,397	4,496,255

Metal - Diversified — 0.5%
Rio Tinto PLC	35,170	1,877,524

Multimedia — 4.9%
Time Warner, Inc.#	112,920	7,419,973
Viacom, Inc., Class B	34,870	2,795,528
Walt Disney Co.	129,920	9,164,557

		19,380,058

Oil Companies - Exploration & Production — 0.9%
Occidental Petroleum Corp.	36,840	3,498,326

Oil - Field Services — 2.4%
Schlumberger, Ltd.	108,740	9,614,791

Pharmacy Services — 2.5%
Express Scripts Holding Co.†	147,600	9,940,860

Retail - Apparel/Shoe — 0.8%
Inditex SA	19,207	3,061,979

Retail - Discount — 0.6%
Target Corp.#	38,410	2,455,551

Retail - Drug Store — 2.6%
CVS Caremark Corp.	151,850	10,167,876

Retail - Regional Department Stores — 0.6%
Kohl’s Corp.#	39,600	2,189,088

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
Retail-Restaurants — 1.8%
McDonald’s Corp.	73,086	$7,116,384

Semiconductor Components - Integrated Circuits — 1.3%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	294,410	5,219,889

Soap & Cleaning Preparation — 0.6%
Church & Dwight Co., Inc.	38,310	2,499,728

Textile - Apparel — 2.0%
LVMH Moet Hennessy Louis Vuitton SA	42,847	8,076,311

Transport - Services — 3.0%
Expeditors International of Washington, Inc.#	138,150	6,001,236
Kuehne & Nagel International AG	44,030	5,702,600

		11,703,836

Vitamins & Nutrition Products — 1.8%
Mead Johnson Nutrition Co.	82,490	6,971,230

Web Portals/ISP — 4.4%
Google, Inc., Class A†	16,574	17,561,645

Total Long-Term Investment Securities
(cost $367,819,217)		394,632,450

SHORT-TERM INVESTMENT SECURITIES — 4.8%
Commercial Paper — 0.6%
HSBC Americas, Inc. 0.05% due 12/02/2013	$2,122,000	2,121,997

Registered Investment Companies — 4.2%
State Street Navigator Securities Lending Prime Portfolio(2)	16,797,488	16,797,488

Total Short-Term Investment Securities
(cost $18,919,485)		18,919,485

TOTAL INVESTMENTS
(cost $386,738,702)(1)	104.3%	413,551,935
Liabilities in excess of other assets	(4.3)	(16,872,859)

NET ASSETS	100.0%	$396,679,076

#	The security or a portion thereof is out on loan (see Note 2)
†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.
(2)	At November 30, 2013, the Fund had loaned securities with a total value of $16,866,246. This was secured by collateral of $16,797,488, which was received in cash and subsequently invested in short-term investments currently valued at $16,797,488 as reported in the portfolio of investments. Additional collateral of $484,239 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities (see Note 2).

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2013
United States Treasury Notes/Bonds	0.25% to 4.50%	08/31/2014 to 01/31/2020	$484,239

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Computer Services	$23,836,934	$—	$—	$23,836,934
Cosmetics & Toiletries	24,963,988	—	—	24,963,988
Medical — Drugs	20,159,488	—	—	20,159,488
Other Industries*	325,672,040	—	—	325,672,040
Short-Term Investment Securities:
Commercial Paper	—	2,121,997	—	2,121,997
Registered Investment Companies	16,797,488	—	—	16,797,488

Total	$411,429,938	$2,121,997	$—	$413,551,935

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company I Mid Cap Index Fund

PORTFOLIO PROFILE — November 30, 2013 (unaudited)

Industry Allocation*

Registered Investment Companies	10.0%
Real Estate Investment Trusts	8.3
Banks — Commercial	4.3
Electric — Integrated	2.8
Oil Companies — Exploration & Production	2.0
Insurance — Property/Casualty	2.0
Commercial Services — Finance	1.9
Electronic Components — Semiconductors	1.8
Computers — Integrated Systems	1.8
Chemicals — Specialty	1.7
Diversified Manufacturing Operations	1.7
Consulting Services	1.7
Investment Management/Advisor Services	1.7
Distribution/Wholesale	1.6
Gas — Distribution	1.5
U.S. Government Treasuries	1.5
Medical Products	1.5
Oil — Field Services	1.5
Aerospace/Defense — Equipment	1.3
Retail — Restaurants	1.2
Retail — Apparel/Shoe	1.2
Apparel Manufacturers	1.1
Medical — Hospitals	1.1
Containers — Paper/Plastic	1.1
Medical — Drugs	1.0
Insurance — Reinsurance	1.0
Steel — Producers	1.0
Machinery — General Industrial	1.0
Savings & Loans/Thrifts	1.0
Medical — Biomedical/Gene	0.9
Consumer Products — Misc.	0.9
Electronic Measurement Instruments	0.8
Transport — Truck	0.8
Data Processing/Management	0.8
Web Hosting/Design	0.8
Building — Residential/Commercial	0.8
Engineering/R&D Services	0.8
Oil Refining & Marketing	0.8
Electronic Design Automation	0.8
Coatings/Paint	0.7
Enterprise Software/Service	0.7
Rental Auto/Equipment	0.7
Insurance — Multi-line	0.7
Retail — Gardening Products	0.7
Instruments — Controls	0.7
Transactional Software	0.6
Insurance Brokers	0.6
Machine Tools & Related Products	0.6
Building & Construction Products — Misc.	0.6
Soap & Cleaning Preparation	0.6
Insurance — Life/Health	0.6
Coffee	0.6
Oil Field Machinery & Equipment	0.6
Filtration/Separation Products	0.6
Retail — Sporting Goods	0.6
Recreational Vehicles	0.6
Textile — Home Furnishings	0.6
Building Products — Cement	0.5
Transport — Marine	0.5
Computer Aided Design	0.5
Electronic Parts Distribution	0.5
Airlines	0.5
Retail — Auto Parts	0.5
Finance — Investment Banker/Broker	0.5
Telecom Services	0.5
Food — Misc./Diversified	0.5
Printing — Commercial	0.5
Respiratory Products	0.5
Batteries/Battery Systems	0.4

Multimedia	0.4
Oil & Gas Drilling	0.4
Metal Processors & Fabrication	0.4
Human Resources	0.4
Applications Software	0.4
Retail — Jewelry	0.4
X-Ray Equipment	0.4
Electronic Components — Misc.	0.4
Semiconductor Components — Integrated Circuits	0.4
Pharmacy Services	0.4
Power Converter/Supply Equipment	0.4
Medical — HMO	0.4
Physicians Practice Management	0.4
Diagnostic Kits	0.4
Non-Hazardous Waste Disposal	0.4
Food — Dairy Products	0.4
Repurchase Agreements	0.4
Decision Support Software	0.3
Machinery — Farming	0.3
Retail — Mail Order	0.3
Medical Instruments	0.3
Funeral Services & Related Items	0.3
Transport — Rail	0.3
Machinery — Pumps	0.3
Medical Labs & Testing Services	0.3
Schools	0.3
Finance — Other Services	0.3
Lighting Products & Systems	0.3
Industrial Automated/Robotic	0.3
Real Estate Management/Services	0.3
Miscellaneous Manufacturing	0.3
Water	0.3
Auto — Heavy Duty Trucks	0.3
Retail — Discount	0.3
Commercial Services	0.3
Food — Meat Products	0.3
Shipbuilding	0.3
Machinery — Construction & Mining	0.3
Steel Pipe & Tube	0.3
Retail — Automobile	0.3
Television	0.2
Food — Baking	0.2
Building Products — Air & Heating	0.2
Casino Services	0.2
Containers — Metal/Glass	0.2
Food — Retail	0.2
Retail — Catalog Shopping	0.2
Internet Infrastructure Software	0.2
Office Furnishings — Original	0.2
Auction Houses/Art Dealers	0.2
Telecommunication Equipment	0.2
Theaters	0.2
Web Portals/ISP	0.2
Food — Wholesale/Distribution	0.2
Machinery — Electrical	0.2
Advertising Sales	0.2
Publishing — Books	0.2
Retail — Major Department Stores	0.2
Home Furnishings	0.2
Gold Mining	0.2
Hazardous Waste Disposal	0.2
Wireless Equipment	0.2
Footwear & Related Apparel	0.2
Retail — Petroleum Products	0.2
Paper & Related Products	0.2
Aerospace/Defense	0.2
Telephone — Integrated	0.2
Medical Sterilization Products	0.2
Computer Services	0.2

VALIC Company I Mid Cap Index Fund

PORTFOLIO PROFILE — November 30, 2013 (unaudited) — (continued)

Industry Allocation* (continued)

Veterinary Diagnostics	0.2%
Retail — Office Supplies	0.2
Transport — Services	0.2
Retail — Misc./Diversified	0.2
Building — Mobile Home/Manufactured Housing	0.2
Quarrying	0.2
Medical Information Systems	0.2
Coal	0.2
Transport — Equipment & Leasing	0.1
Telecom Equipment — Fiber Optics	0.1
Motion Pictures & Services	0.1
Computers — Periphery Equipment	0.1
Communications Software	0.1
Investment Companies	0.1
Chemicals — Diversified	0.1
Recreational Centers	0.1
Building — Maintenance & Services	0.1
Publishing — Newspapers	0.1
Food — Flour & Grain	0.1
Security Services	0.1
Real Estate Operations & Development	0.1
Environmental Monitoring & Detection	0.1
Networking Products	0.1
Patient Monitoring Equipment	0.1
Wire & Cable Products	0.1
E-Marketing/Info	0.1
Tobacco	0.1
Building — Heavy Construction	0.1
Racetracks	0.1
Agricultural Chemicals	0.1

110.1%

*	Calculated as a percentage of net assets

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.2%
Advertising Sales — 0.2%
Lamar Advertising Co., Class A†	131,768	$6,577,859

Aerospace/Defense — 0.2%
Esterline Technologies Corp.†	63,408	5,581,172

Aerospace/Defense - Equipment — 1.3%
Alliant Techsystems, Inc.	64,721	7,846,127
B/E Aerospace, Inc.†	199,071	17,319,177
Exelis, Inc.	380,571	6,724,689
Triumph Group, Inc.	105,118	7,772,425

		39,662,418

Agricultural Chemicals — 0.1%
Intrepid Potash, Inc.†#	112,333	1,735,545

Airlines — 0.5%
Alaska Air Group, Inc.	141,088	10,968,181
JetBlue Airways Corp.†#	439,343	3,905,759

		14,873,940

Apparel Manufacturers — 1.1%
Carter’s, Inc.#	110,195	7,787,481
Hanesbrands, Inc.	200,082	14,025,748
Under Armour, Inc., Class A†#	162,020	13,075,014

		34,888,243

Applications Software — 0.4%
Compuware Corp.	433,800	4,767,462
PTC, Inc.†	241,613	7,862,087

		12,629,549

Auction House/Art Dealers — 0.2%
Sotheby’s	138,107	7,079,365

Auto - Heavy Duty Trucks — 0.3%
Oshkosh Corp.	175,788	8,569,665

Banks - Commercial — 4.3%
Associated Banc-Corp.	335,374	5,781,848
BancorpSouth, Inc.	169,300	4,047,963
Bank of Hawaii Corp.	90,119	5,330,539
Cathay General Bancorp	148,272	4,096,755
City National Corp.	95,590	7,299,252
Commerce Bancshares, Inc.	163,593	7,381,323
Cullen/Frost Bankers, Inc.#	105,909	7,606,384
East West Bancorp, Inc.	278,298	9,540,055
First Horizon National Corp.	486,155	5,449,798
FirstMerit Corp.	333,547	7,658,239
Fulton Financial Corp.	391,695	5,119,454
Hancock Holding Co.	165,895	5,839,504
International Bancshares Corp.	115,434	3,011,673
Prosperity Bancshares, Inc.#	114,562	7,346,861
Signature Bank†	95,517	10,148,681
SVB Financial Group†	92,057	9,319,851
Synovus Financial Corp.	1,977,107	6,900,103
TCF Financial Corp.	332,455	5,209,570
Trustmark Corp.#	135,771	3,808,377
Valley National Bancorp.#	403,081	4,091,272
Webster Financial Corp.	182,443	5,378,420
Westamerica Bancorporation#	54,105	2,996,335

		133,362,257

Batteries/Battery Systems — 0.4%
Energizer Holdings, Inc.	125,850	13,887,547

Building & Construction Products - Misc. — 0.6%
Fortune Brands Home & Security, Inc.	335,493	14,627,495
Louisiana-Pacific Corp.†	283,566	4,650,482

		19,277,977

Security Description	Shares	Value (Note 2)

Building Products - Air & Heating — 0.2%
Lennox International, Inc.	92,833	$7,649,439

Building Products - Cement — 0.5%
Eagle Materials, Inc.	100,175	7,813,650
Martin Marietta Materials, Inc.#	93,451	9,023,629

		16,837,279

Building - Heavy Construction — 0.1%
Granite Construction, Inc.	72,795	2,274,844

Building - Maintenance & Services — 0.1%
Rollins, Inc.	129,897	3,654,003

Building - Mobile Home/Manufactured Housing — 0.2%
Thor Industries, Inc.	90,056	4,869,328

Building - Residential/Commercial — 0.8%
KB Home#	167,660	2,939,080
MDC Holdings, Inc.	79,012	2,387,743
NVR, Inc.†	8,615	8,356,378
Toll Brothers, Inc.†	307,186	10,475,042

		24,158,243

Casino Services — 0.2%
Bally Technologies, Inc.†#	78,596	5,860,904
Scientific Games Corp., Class A†	98,015	1,759,369

		7,620,273

Chemicals - Diversified — 0.1%
Olin Corp.#	162,082	4,024,496

Chemicals - Specialty — 1.7%
Albemarle Corp.	164,454	11,299,634
Ashland, Inc.	145,393	13,242,395
Cabot Corp.	120,028	5,857,366
Cytec Industries, Inc.	73,739	6,598,166
Minerals Technologies, Inc.	70,053	4,161,148
NewMarket Corp.#	23,136	7,494,907
Sensient Technologies Corp.	101,136	4,969,823

		53,623,439

Coal — 0.2%
Alpha Natural Resources, Inc.†#	447,629	2,990,162
Arch Coal, Inc.#	428,933	1,750,046

		4,740,208

Coatings/Paint — 0.7%
RPM International, Inc.	268,506	10,632,838
Valspar Corp.	162,914	11,503,357

		22,136,195

Coffee — 0.6%
Green Mountain Coffee Roasters, Inc.†#	265,036	17,858,126

Commercial Services — 0.3%
Convergys Corp.	209,662	4,302,264
HMS Holdings Corp.†#	177,455	4,065,494

		8,367,758

Commercial Services - Finance — 1.9%
Alliance Data Systems Corp.†#	98,508	23,864,548
Global Payments, Inc.	152,743	9,630,446
Lender Processing Services, Inc.	172,409	6,053,280
SEI Investments Co.	292,675	9,828,027
WEX, Inc.†	78,519	7,793,796

		57,170,097

Communications Software — 0.1%
SolarWinds, Inc.†	132,594	4,433,943

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Computer Aided Design — 0.5%
ANSYS, Inc.†	186,813	$16,004,270

Computer Services — 0.2%
DST Systems, Inc.	60,873	5,375,086

Computers - Integrated Systems — 1.8%
3D Systems Corp.†#	190,980	14,354,057
Diebold, Inc.#	129,052	4,404,544
Jack Henry & Associates, Inc.	172,326	9,782,947
MICROS Systems, Inc.†#	154,828	8,317,360
NCR Corp.†	335,482	11,725,096
Riverbed Technology, Inc.†	331,956	5,742,839

		54,326,843

Computers - Periphery Equipment — 0.1%
Lexmark International, Inc., Class A#	126,502	4,474,376

Consulting Services — 1.7%
CoreLogic, Inc.†	193,221	6,807,176
Corporate Executive Board Co.	67,888	4,998,594
FTI Consulting, Inc.†	82,365	3,699,012
Gartner, Inc.†	188,271	12,171,720
Leidos Holdings, Inc.#	147,187	7,157,704
Science Applications International Corp.#	84,106	3,099,306
Towers Watson & Co., Class A	130,069	14,645,769

		52,579,281

Consumer Products - Misc. — 0.9%
Jarden Corp.†	238,934	13,437,648
Scotts Miracle-Gro Co., Class A	88,791	5,201,377
Tupperware Brands Corp.	104,506	9,545,578

		28,184,603

Containers - Metal/Glass — 0.2%
Greif, Inc., Class A	61,537	3,381,458
Silgan Holdings, Inc.	88,410	4,133,168

		7,514,626

Containers - Paper/Plastic — 1.1%
Packaging Corp. of America	198,655	12,169,605
Rock Tenn Co., Class A	145,445	13,732,917
Sonoco Products Co.	202,939	8,129,737

		34,032,259

Data Processing/Management — 0.8%
Acxiom Corp.†	149,673	4,981,117
Broadridge Financial Solutions, Inc.	240,631	9,180,073
CommVault Systems, Inc.†	88,777	6,644,959
Fair Isaac Corp.	71,140	4,197,971

		25,004,120

Decision Support Software — 0.3%
MSCI, Inc.†	244,471	10,852,068

Diagnostic Kits — 0.4%
IDEXX Laboratories, Inc.†#	106,188	11,060,542

Distribution/Wholesale — 1.6%
Arrow Electronics, Inc.†	202,467	10,394,656
Ingram Micro, Inc., Class A†	308,713	7,236,233
LKQ Corp.†	606,535	20,106,635
Owens & Minor, Inc.#	127,913	4,882,439
Watsco, Inc.	54,417	5,221,855

		47,841,818

Diversified Manufacturing Operations — 1.7%
A.O. Smith Corp.	157,055	8,504,528
Carlisle Cos., Inc.	128,939	9,478,306
Crane Co.	98,590	6,143,143

Security Description	Shares	Value (Note 2)

Diversified Manufacturing Operations (continued)
Harsco Corp.	163,026	$4,263,130
ITT Corp.	182,494	7,449,405
SPX Corp.	91,610	8,669,971
Trinity Industries, Inc.	158,863	8,246,578

		52,755,061

E-Marketing/Info — 0.1%
ValueClick, Inc.†#	126,819	2,713,927

Electric - Integrated — 2.8%
Alliant Energy Corp.	224,215	11,547,072
Black Hills Corp.	89,969	4,522,742
Cleco Corp.	122,167	5,584,254
Great Plains Energy, Inc.	310,770	7,377,680
Hawaiian Electric Industries, Inc.#	200,334	5,070,453
IDACORP, Inc.	101,517	5,246,399
MDU Resources Group, Inc.	381,622	11,322,725
NV Energy, Inc.	476,102	11,259,812
OGE Energy Corp.	400,868	13,797,876
PNM Resources, Inc.	160,978	3,745,958
Westar Energy, Inc.#	256,708	8,050,363

		87,525,334

Electronic Components - Misc. — 0.4%
Gentex Corp.	291,545	8,690,957
Vishay Intertechnology, Inc.†#	267,010	3,452,439

		12,143,396

Electronic Components - Semiconductors — 1.8%
Advanced Micro Devices, Inc.†#	1,236,862	4,502,178
Cree, Inc.†#	242,730	13,544,334
Fairchild Semiconductor International, Inc.†	257,884	3,282,863
International Rectifier Corp.†	143,054	3,424,713
Intersil Corp., Class A	257,274	2,706,522
Rovi Corp.†	205,377	3,778,937
Semtech Corp.†	137,533	4,087,481
Silicon Laboratories, Inc.†	79,417	3,101,234
Skyworks Solutions, Inc.†	379,413	10,088,592
SunEdison, Inc.†	487,061	6,190,545

		54,707,399

Electronic Design Automation — 0.8%
Cadence Design Systems, Inc.†	573,837	7,603,340
Mentor Graphics Corp.	194,597	4,383,297
Synopsys, Inc.†	312,055	11,430,575

		23,417,212

Electronic Measurement Instruments — 0.8%
Itron, Inc.†#	79,044	3,347,513
National Instruments Corp.	196,728	6,149,717
Trimble Navigation, Ltd.†	518,826	16,550,550

		26,047,780

Electronic Parts Distribution — 0.5%
Avnet, Inc.	277,182	11,059,562
Tech Data Corp.†	76,313	3,956,066

		15,015,628

Engineering/R&D Services — 0.8%
AECOM Technology Corp.†	203,722	5,920,161
KBR, Inc.	299,091	10,118,248
URS Corp.	151,349	7,865,608

		23,904,017

Enterprise Software/Service — 0.7%
Advent Software, Inc.	83,430	2,932,565

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Enterprise Software/Service (continued)
Concur Technologies, Inc.†#	95,113	$9,234,521
Informatica Corp.†	218,743	8,489,416
ManTech International Corp., Class A#	48,059	1,382,657

		22,039,159

Environmental Monitoring & Detection — 0.1%
Mine Safety Appliances Co.	63,847	3,180,858

Filtration/Separation Products — 0.6%
CLARCOR, Inc.	100,842	6,103,966
Donaldson Co., Inc.	273,223	11,401,596

		17,505,562

Finance - Investment Banker/Broker — 0.5%
Greenhill & Co., Inc.	52,710	2,883,764
Raymond James Financial, Inc.	248,712	11,982,944

		14,866,708

Finance - Other Services — 0.3%
CBOE Holdings, Inc.	177,241	9,266,159

Food - Baking — 0.2%
Flowers Foods, Inc.	353,649	7,684,793

Food - Confectionery — 0.0%
Tootsie Roll Industries, Inc.#	40,944	1,312,255

Food - Dairy Products — 0.4%
Dean Foods Co.†	189,870	3,413,863
WhiteWave Foods Co., Class A†	349,812	7,440,501

		10,854,364

Food - Flour & Grain — 0.1%
Post Holdings, Inc.†	66,063	3,346,091

Food - Meat Products — 0.3%
Hillshire Brands Co.	248,727	8,312,456

Food - Misc./Diversified — 0.5%
Ingredion, Inc.	156,702	10,837,510
Lancaster Colony Corp.	39,206	3,397,592

		14,235,102

Food - Retail — 0.2%
Harris Teeter Supermarkets, Inc.	99,947	4,935,383
SUPERVALU, Inc.†	396,969	2,560,450

		7,495,833

Food - Wholesale/Distribution — 0.2%
United Natural Foods, Inc.†	99,664	6,861,866

Footwear & Related Apparel — 0.2%
Deckers Outdoor Corp.†#	69,709	5,760,752

Funeral Services & Related Items — 0.3%
Matthews International Corp., Class A#	55,445	2,338,670
Service Corp. International	428,343	7,740,158

		10,078,828

Gas - Distribution — 1.5%
Atmos Energy Corp.	183,181	8,142,396
National Fuel Gas Co.	168,990	11,403,445
Questar Corp.	353,860	7,968,927
UGI Corp.	230,589	9,283,513
Vectren Corp.	166,358	5,769,295
WGL Holdings, Inc.	104,566	4,166,955

		46,734,531

Gold Mining — 0.2%
Royal Gold, Inc.	131,454	5,927,261

Security Description	Shares	Value (Note 2)

Hazardous Waste Disposal — 0.2%
Clean Harbors, Inc.†#	111,457	$5,881,586

Home Furnishings — 0.2%
Tempur-Pedic International, Inc.†#	122,165	6,232,858

Human Resources — 0.4%
Manpowergroup, Inc.	158,219	12,646,445

Industrial Automated/Robotic — 0.3%
Nordson Corp.	122,006	8,799,073

Instruments - Controls — 0.7%
Mettler-Toledo International, Inc.†	60,518	14,921,923
Woodward, Inc.	122,377	5,249,974

		20,171,897

Insurance Brokers — 0.6%
Arthur J. Gallagher & Co.	258,074	12,010,764
Brown & Brown, Inc.	240,128	7,592,847

		19,603,611

Insurance - Life/Health — 0.6%
Primerica, Inc.	110,520	4,755,676
Protective Life Corp.	158,630	7,611,067
StanCorp Financial Group, Inc.	89,753	5,754,065

		18,120,808

Insurance - Multi-line — 0.7%
American Financial Group, Inc.	143,842	8,293,930
Kemper Corp.	105,821	3,970,404
Old Republic International Corp.	488,301	8,398,777

		20,663,111

Insurance - Property/Casualty — 2.0%
Alleghany Corp.†	34,007	13,402,159
Fidelity National Financial, Inc., Class A	494,372	14,371,394
First American Financial Corp.	216,125	5,718,668
Hanover Insurance Group, Inc.	88,519	5,338,581
HCC Insurance Holdings, Inc.	202,299	9,301,708
Mercury General Corp.	73,306	3,523,819
WR Berkley Corp.	221,513	9,700,054

		61,356,383

Insurance - Reinsurance — 1.0%
Aspen Insurance Holdings, Ltd.	136,449	5,515,269
Everest Re Group, Ltd.	98,269	15,411,527
Reinsurance Group of America, Inc.	143,456	10,756,331

		31,683,127

Internet Infrastructure Software — 0.2%
TIBCO Software, Inc.†	308,724	7,461,859

Investment Companies — 0.1%
Apollo Investment Corp.	454,195	4,096,839

Investment Management/Advisor Services — 1.7%
Affiliated Managers Group, Inc.†	106,812	21,389,103
Eaton Vance Corp.#	245,220	10,252,648
Federated Investors, Inc., Class B#	190,326	5,193,996
Janus Capital Group, Inc.#	302,533	3,291,559
Waddell & Reed Financial, Inc., Class A	173,201	11,038,100

		51,165,406

Lighting Products & Systems — 0.3%
Acuity Brands, Inc.	86,558	8,874,792

Machine Tools & Related Products — 0.6%
Kennametal, Inc.	157,328	7,469,934
Lincoln Electric Holdings, Inc.	166,132	11,875,115

		19,345,049

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Machinery - Construction & Mining — 0.3%
Terex Corp.†	224,934	$8,169,603

Machinery - Electrical — 0.2%
Regal-Beloit Corp.	91,062	6,700,342

Machinery - Farming — 0.3%
AGCO Corp.	182,958	10,662,792

Machinery - General Industrial — 1.0%
IDEX Corp.	165,236	11,786,284
Wabtec Corp.	194,561	13,424,709
Zebra Technologies Corp., Class A†	102,603	5,318,939

		30,529,932

Machinery - Pumps — 0.3%
Graco, Inc.	124,015	9,577,678

Medical Information Systems — 0.2%
Allscripts Healthcare Solutions, Inc.†	320,275	4,784,908

Medical Instruments — 0.3%
Techne Corp.	67,016	5,732,549
Thoratec Corp.†	116,262	4,577,235

		10,309,784

Medical Labs & Testing Services — 0.3%
Covance, Inc.†	112,972	9,532,577

Medical Products — 1.5%
Cooper Cos., Inc.	98,922	13,031,984
Henry Schein, Inc.†	174,795	19,926,630
Hill-Rom Holdings, Inc.	118,566	4,909,818
Teleflex, Inc.	83,114	8,170,938

		46,039,370

Medical Sterilization Products — 0.2%
STERIS Corp.	119,411	5,509,624

Medical - Biomedical/Gene — 0.9%
Bio-Rad Laboratories, Inc., Class A†	40,447	4,959,611
Charles River Laboratories International, Inc.†	99,151	5,172,708
Cubist Pharmaceuticals, Inc.†	149,675	10,254,234
United Therapeutics Corp.†#	92,823	8,568,491

		28,955,044

Medical - Drugs — 1.0%
Endo Health Solutions, Inc.†	230,805	15,507,788
Mallinckrodt PLC†	116,603	6,058,692
Salix Pharmaceuticals, Ltd.†	124,643	10,570,973

		32,137,453

Medical - HMO — 0.4%
Health Net, Inc.†	160,461	4,902,084
WellCare Health Plans, Inc.†	88,015	6,539,514

		11,441,598

Medical - Hospitals — 1.1%
Community Health Systems, Inc.†	191,588	7,903,005
Health Management Associates, Inc., Class A†	525,888	6,883,874
LifePoint Hospitals, Inc.†	96,073	4,921,820
Universal Health Services, Inc., Class B	180,589	14,885,951

		34,594,650

Metal Processors & Fabrication — 0.4%
Timken Co.	161,283	8,348,008
Worthington Industries, Inc.	106,801	4,478,166

		12,826,174

Security Description	Shares	Value (Note 2)

Miscellaneous Manufacturing — 0.3%
Aptargroup, Inc.	133,955	$8,696,359

Motion Pictures & Services — 0.1%
DreamWorks Animation SKG, Inc., Class A†	143,911	4,585,004

Multimedia — 0.4%
FactSet Research Systems, Inc.#	81,483	9,207,579
Meredith Corp.	74,781	3,988,819

		13,196,398

Networking Products — 0.1%
Polycom, Inc.†	287,257	3,088,013

Non-Hazardous Waste Disposal — 0.4%
Waste Connections, Inc.#	249,560	10,965,666

Office Furnishings - Original — 0.2%
Herman Miller, Inc.	118,594	3,784,334
HNI Corp.	91,729	3,636,138

		7,420,472

Oil & Gas Drilling — 0.4%
Atwood Oceanics, Inc.†	116,342	6,114,936
Patterson-UTI Energy, Inc.	297,772	6,941,065

		13,056,001

Oil Companies - Exploration & Production — 2.0%
Bill Barrett Corp.†#	98,568	2,650,493
Cimarex Energy Co.	174,820	16,534,476
Energen Corp.	145,962	10,534,077
Gulfport Energy Corp.†	169,858	9,924,803
Rosetta Resources, Inc.†	123,510	6,245,901
SM Energy Co.	135,261	11,921,904
Unit Corp.†	88,323	4,253,636

		62,065,290

Oil Field Machinery & Equipment — 0.6%
Dresser-Rand Group, Inc.†	154,123	8,698,702
Dril-Quip, Inc.†	82,026	8,904,743

		17,603,445

Oil Refining & Marketing — 0.8%
HollyFrontier Corp.	403,905	19,379,362
Murphy USA, Inc.†	89,712	4,059,468

		23,438,830

Oil - Field Services — 1.5%
CARBO Ceramics, Inc.#	40,117	4,935,594
Helix Energy Solutions Group, Inc.†	198,765	4,414,571
Oceaneering International, Inc.	218,663	16,878,597
Oil States International, Inc.†	111,464	11,408,340
Superior Energy Services, Inc.†	322,460	8,216,281

		45,853,383

Paper & Related Products — 0.2%
Domtar Corp.	65,970	5,641,095

Patient Monitoring Equipment — 0.1%
Masimo Corp.†	103,859	2,973,483

Pharmacy Services — 0.4%
Omnicare, Inc.	209,099	11,977,191

Physicians Practice Management — 0.4%
MEDNAX, Inc.†	102,317	11,336,724

Power Converter/Supply Equipment — 0.4%
Hubbell, Inc., Class B	109,081	11,770,931

Printing - Commercial — 0.5%
Deluxe Corp.	101,838	5,060,330

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Printing - Commercial (continued)
R.R. Donnelley & Sons Co.	367,211	$6,793,404
Valassis Communications, Inc.#	76,343	2,241,430

		14,095,164

Publishing - Books — 0.2%
John Wiley & Sons, Inc., Class A	93,620	4,770,875
Scholastic Corp.	52,148	1,592,600

		6,363,475

Publishing - Newspapers — 0.1%
New York Times Co., Class A#	253,712	3,541,820

Quarrying — 0.2%
Compass Minerals International, Inc.	67,614	4,837,782

Racetracks — 0.1%
International Speedway Corp., Class A	56,380	1,935,525

Real Estate Investment Trusts — 8.3%
Alexandria Real Estate Equities, Inc.	144,376	9,133,226
American Campus Communities, Inc.	211,759	6,867,344
BioMed Realty Trust, Inc.	388,287	7,214,372
BRE Properties, Inc.	155,948	7,989,216
Camden Property Trust	172,310	9,980,195
Corporate Office Properties Trust	176,545	3,924,595
Corrections Corp. of America	233,830	7,798,231
Duke Realty Corp.	656,888	9,971,560
Equity One, Inc.	127,838	2,863,571
Essex Property Trust, Inc.	76,863	11,668,572
Extra Space Storage, Inc.	214,388	8,987,145
Federal Realty Investment Trust	132,767	13,744,040
Highwoods Properties, Inc.	181,574	6,522,138
Home Properties, Inc.	114,924	6,042,704
Hospitality Properties Trust	299,603	8,140,214
Kilroy Realty Corp.	164,124	8,263,643
Liberty Property Trust	288,740	9,352,289
Mack-Cali Realty Corp.	177,866	3,621,352
Mid-America Apartment Communities, Inc.#	150,995	9,095,939
National Retail Properties, Inc.#	244,924	7,776,337
Omega Healthcare Investors, Inc.	236,766	7,739,881
Potlatch Corp.	81,907	3,263,994
Rayonier, Inc.	254,885	11,242,977
Realty Income Corp.#	396,451	15,108,748
Regency Centers Corp.	186,517	8,736,456
Senior Housing Properties Trust	380,116	8,609,627
SL Green Realty Corp.	185,883	16,816,835
Taubman Centers, Inc.	129,014	8,434,935
UDR, Inc.	506,742	11,791,886
Weingarten Realty Investors	226,707	6,470,218

		257,172,240

Real Estate Management/Services — 0.3%
Jones Lang LaSalle, Inc.	89,800	8,775,256

Real Estate Operations & Development — 0.1%
Alexander & Baldwin, Inc.	86,235	3,258,821

Recreational Centers — 0.1%
Life Time Fitness, Inc.†#	79,698	3,866,150

Recreational Vehicles — 0.6%
Polaris Industries, Inc.#	129,417	17,273,287

Rental Auto/Equipment — 0.7%
Aaron’s, Inc.	153,566	4,398,130
Rent-A-Center, Inc.	107,895	3,674,904
United Rentals, Inc.†#	188,526	12,957,392

		21,030,426

Security Description	Shares	Value (Note 2)

Respiratory Products — 0.5%
ResMed, Inc.#	287,087	$14,012,716

Retail - Apparel/Shoe — 1.2%
American Eagle Outfitters, Inc.	342,758	5,576,673
ANN, Inc.†	92,627	3,304,005
Ascena Retail Group, Inc.†	257,359	5,481,747
Chico’s FAS, Inc.	325,007	6,074,381
Foot Locker, Inc.	300,104	11,671,044
Guess?, Inc.	120,096	4,114,489

		36,222,339

Retail - Auto Parts — 0.5%
Advance Auto Parts, Inc.	147,201	14,868,773

Retail - Automobile — 0.3%
Copart, Inc.†	225,632	7,768,510

Retail - Catalog Shopping — 0.2%
MSC Industrial Direct Co., Class A	97,362	7,482,270

Retail - Discount — 0.3%
Big Lots, Inc.†	117,800	4,515,274
HSN, Inc.	67,761	3,889,481

		8,404,755

Retail - Gardening Products — 0.7%
Tractor Supply Co.	282,163	20,657,153

Retail - Hair Salons — 0.0%
Regis Corp.#	88,120	1,409,039

Retail - Jewelry — 0.4%
Signet Jewelers, Ltd.	162,747	12,505,479

Retail - Mail Order — 0.3%
Williams-Sonoma, Inc.	179,876	10,634,269

Retail - Major Department Stores — 0.2%
J.C. Penney Co., Inc.†	615,514	6,272,088

Retail - Misc./Diversified — 0.2%
CST Brands, Inc.	152,778	5,024,868

Retail - Office Supplies — 0.2%
Office Depot, Inc.†	962,202	5,234,379

Retail - Petroleum Products — 0.2%
World Fuel Services Corp.#	147,073	5,647,603

Retail - Restaurants — 1.2%
Bob Evans Farms, Inc.	55,125	3,064,399
Brinker International, Inc.	133,838	6,294,401
Cheesecake Factory, Inc.	100,247	4,887,041
Domino’s Pizza, Inc.	112,470	7,775,051
Panera Bread Co., Class A†	56,636	10,018,342
Wendy’s Co.#	572,302	4,927,520

		36,966,754

Retail - Sporting Goods — 0.6%
Cabela’s, Inc.†	94,129	5,765,401
Dick’s Sporting Goods, Inc.	205,458	11,612,486

		17,377,887

Savings & Loans/Thrifts — 1.0%
Astoria Financial Corp.	169,055	2,363,389
First Niagara Financial Group, Inc.	715,414	7,969,712
New York Community Bancorp, Inc.#	890,993	14,719,204
Washington Federal, Inc.	209,176	4,892,627

		29,944,932

Schools — 0.3%
Apollo Education Group, Inc., Class A†	200,672	5,275,667

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Schools (continued)
DeVry Education Group, Inc.#	114,549	$4,071,071

		9,346,738

Security Services — 0.1%
Brink’s Co.	97,463	3,267,934

Semiconductor Components - Integrated Circuits — 0.4%
Atmel Corp.†	864,120	6,610,518
Cypress Semiconductor Corp.#	277,527	2,689,237
Integrated Device Technology, Inc.†	275,634	2,734,289

		12,034,044

Shipbuilding — 0.3%
Huntington Ingalls Industries, Inc.	100,605	8,272,749

Soap & Cleaning Preparation — 0.6%
Church & Dwight Co., Inc.	280,036	18,272,349

Steel Pipe & Tube — 0.3%
Valmont Industries, Inc.#	54,105	7,829,535

Steel - Producers — 1.0%
Carpenter Technology Corp.	106,868	6,443,072
Commercial Metals Co.	236,419	4,591,257
Reliance Steel & Aluminum Co.	155,602	11,441,415
Steel Dynamics, Inc.	446,221	8,130,146

		30,605,890

Telecom Equipment - Fiber Optics — 0.1%
Ciena Corp.†	208,447	4,629,608

Telecom Services — 0.5%
NeuStar, Inc., Class A†	130,075	6,341,156
tw telecom, Inc.†	294,389	8,337,097

		14,678,253

Telecommunication Equipment — 0.2%
ADTRAN, Inc.	117,656	3,021,406
Plantronics, Inc.	88,632	3,964,509

		6,985,915

Telephone - Integrated — 0.2%
Telephone & Data Systems, Inc.	199,153	5,538,445

Television — 0.2%
AMC Networks, Inc., Class A†	119,774	7,688,293

Textile - Home Furnishings — 0.7%
Mohawk Industries, Inc.†	123,104	17,237,022

Theaters — 0.2%
Cinemark Holdings, Inc.	209,803	6,921,401

Tobacco — 0.1%
Universal Corp.	46,870	2,444,739

Transactional Software — 0.6%
ACI Worldwide, Inc.†	79,917	5,157,044
Solera Holdings, Inc.	139,054	9,281,854
VeriFone Systems, Inc.†	220,765	5,653,792

		20,092,690

Transport - Equipment & Leasing — 0.1%
GATX Corp.	93,368	4,684,273

Transport - Marine — 0.5%
Kirby Corp.†#	114,726	10,835,871
Tidewater, Inc.	100,009	5,704,513

		16,540,384

Transport - Rail — 0.3%
Genesee & Wyoming, Inc., Class A†	102,530	9,863,386

Security Description	Shares/ Principal Amount	Value (Note 2)

Transport - Services — 0.2%
Matson, Inc.	86,340	$2,161,090
UTi Worldwide, Inc.	184,177	2,911,839

		5,072,929

Transport - Truck — 0.8%
Con-way, Inc.	114,175	4,725,703
J.B. Hunt Transport Services, Inc.	184,539	13,875,487
Landstar System, Inc.	92,358	5,184,055
Werner Enterprises, Inc.#	92,588	2,228,593

		26,013,838

Veterinary Diagnostics — 0.2%
VCA Antech, Inc.†	179,094	5,363,865

Water — 0.3%
Aqua America, Inc.	356,628	8,584,036

Web Hosting/Design — 0.8%
Equinix, Inc.†#	99,742	16,028,539
Rackspace Hosting, Inc.†#	230,248	8,797,776

		24,826,315

Web Portals/ISP — 0.2%
AOL, Inc.†	155,160	6,917,033

Wire & Cable Products — 0.1%
General Cable Corp.	100,561	2,930,348

Wireless Equipment — 0.2%
InterDigital, Inc.	83,230	2,820,665
RF Micro Devices, Inc.†	568,522	3,001,796

		5,822,461

X-Ray Equipment — 0.4%
Hologic, Inc.†	546,556	12,237,389

Total Long-Term Investment Securities
(cost $2,126,049,018)		3,027,313,712

SHORT-TERM INVESTMENT SECURITIES — 11.5%
Registered Investment Companies — 10.0%
State Street Navigator Securities Lending Prime Portfolio(1)	309,388,283	309,388,283

U.S. Government Treasuries — 1.5%
United States Treasury Bills Disc. Notes 0.02% due 12/05/2013	$42,000,000	41,999,906
0.02% due 12/12/2013(2)	4,300,000	4,299,974

		46,299,880

Total Short-Term Investment Securities
(cost $355,688,163)		355,688,163

REPURCHASE AGREEMENT — 0.4%
State Street Bank & Trust Co. Joint Repurchase Agreement(3) (cost $10,687,000)	10,687,000	10,687,000

TOTAL INVESTMENTS
(cost $2,492,424,181)(4)	110.1%	3,393,688,875
Liabilities in excess of other assets	(10.1)	(311,887,910)

NET ASSETS —	100.0%	$3,081,800,965

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)

At November 30, 2013, the Fund had loaned securities with a total value of $306,303,160. This was secured by collateral of $309,388,283 which was received in cash and subsequently invested in short-term investments currently valued at $309,388,283 as reported in the portfolio of investments. Additional collateral of $4,128,920 was received

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2013
Federal National Mtg. Assoc.	3.00% to 4.00%	10/25/2029 to 05/25/2042	$2,749,858
United States Treasury Notes/Bonds	0.13% to 5.38%	04/30/2015 to 02/15/2031	1,379,062

(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 5 for cost of investments on a tax basis.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of November 30, 2013	Unrealized Appreciation (Depreciation)
438	Long	S&P Midcap 400 E-mini Index	December 2013	$56,577,058	$57,075,780	$498,722

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Real Estate Investment Trusts	$257,172,240	$—	$—	$257,172,240
Other Industries*	2,770,141,472	—	—	2,770,141,472
Short-Term Investment Securities:
Registered Investment Companies	309,388,283	—	—	309,388,283
U.S. Government Treasuries	—	46,299,880	—	46,299,880
Repurchase Agreement	—	10,687,000	—	10,687,000
Other Financial Instruments:†
Open Futures Contracts - Appreciation	498,722	—	—	498,722

Total	$3,337,200,717	$56,986,880	$—	$3,394,187,597

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO PROFILE — November 30, 2013 (unaudited)

Industry Allocation*

Registered Investment Companies	13.7%
Consulting Services	4.0
Commercial Services	3.6
Medical — Biomedical/Gene	3.6
Insurance — Property/Casualty	3.3
Commercial Services — Finance	3.3
Retail — Restaurants	3.1
Time Deposits	2.9
Apparel Manufacturers	2.6
Wireless Equipment	2.5
Medical — Drugs	2.5
Web Portals/ISP	2.4
Medical Information Systems	2.4
Retail — Discount	2.2
Internet Content — Information/News	2.1
Transactional Software	2.1
Computer Software	2.0
E-Commerce/Services	1.9
Internet Content — Entertainment	1.9
Vitamins & Nutrition Products	1.9
Oil Companies — Exploration & Production	1.8
Applications Software	1.7
Decision Support Software	1.7
Medical Instruments	1.7
Diversified Manufacturing Operations	1.6
Electronic Components — Semiconductors	1.6
Computer Services	1.5
Medical Products	1.3
Food — Misc./Diversified	1.3
Internet Security	1.2
Auto — Cars/Light Trucks	1.2
Internet Application Software	1.1
Cable/Satellite TV	1.1
Auto/Truck Parts & Equipment — Original	1.1
Hazardous Waste Disposal	1.0
Electric Products — Misc.	1.0
E-Commerce/Products	0.9
Food — Confectionery	0.8
Retail — Apparel/Shoe	0.8
Retail — Gardening Products	0.8
Banks — Commercial	0.8
Data Processing/Management	0.8
Coatings/Paint	0.7
Retail — Perfume & Cosmetics	0.7
Food — Retail	0.7
Aerospace/Defense — Equipment	0.7
Enterprise Software/Service	0.7
Semiconductor Components — Integrated Circuits	0.6
Publishing — Periodicals	0.6
Beverages — Non-alcoholic	0.6
Chemicals — Specialty	0.6
Advertising Services	0.6
Broadcast Services/Program	0.6
Building Products — Cement	0.6
Building & Construction Products — Misc.	0.6
Hotels/Motels	0.6
Industrial Gases	0.6
Computers — Integrated Systems	0.6
Electric — Transmission	0.6
Human Resources	0.6
Coffee	0.5
Appliances	0.5
Transport — Rail	0.5
Television	0.5
Casino Hotels	0.5
Electronic Measurement Instruments	0.5
Distribution/Wholesale	0.5
Medical — Generic Drugs	0.5
Semiconductor Equipment	0.4

Instruments — Scientific	0.4
Chemicals — Diversified	0.4
Private Equity	0.4
Medical — Wholesale Drug Distribution	0.4
Insurance — Life/Health	0.4
Computers — Memory Devices	0.4
Steel — Producers	0.4
Computer Graphics	0.4
Machinery — General Industrial	0.4
Home Decoration Products	0.4
Motorcycle/Motor Scooter	0.3
Transport — Truck	0.3
Non-Hazardous Waste Disposal	0.3
Computers — Periphery Equipment	0.3
Retail — Misc./Diversified	0.3
Internet Infrastructure Software	0.3
Therapeutics	0.2
Transport — Services	0.2
Medical — Hospitals	0.2
Real Estate Management/Services	0.2
Auto — Heavy Duty Trucks	0.2
Patient Monitoring Equipment	0.2

113.5%

*	Calculated as a percentage of net assets

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 96.6%
Advertising Services — 0.6%
Aimia, Inc.	105,099	$1,855,387

Aerospace/Defense - Equipment — 0.7%
B/E Aerospace, Inc.†#	21,885	1,903,995

Apparel Manufacturers — 2.6%
Carter’s, Inc.#	60,076	4,245,571
Michael Kors Holdings, Ltd.†	9,711	791,932
VF Corp.#	10,445	2,450,188

		7,487,691

Appliances — 0.5%
Whirlpool Corp.	10,240	1,564,262

Applications Software — 1.7%
NetSuite, Inc.†#	16,757	1,610,012
Salesforce.com, Inc.†#	28,075	1,462,427
ServiceNow, Inc.†#	35,488	1,884,768

		4,957,207

Auto - Cars/Light Trucks — 1.2%
Tesla Motors, Inc.†#	26,688	3,396,849

Auto - Heavy Duty Trucks — 0.2%
Oshkosh Corp.#	13,290	647,888

Auto/Truck Parts & Equipment - Original — 1.1%
BorgWarner, Inc.#	14,440	1,547,535
Delphi Automotive PLC	27,870	1,631,788

		3,179,323

Banks - Commercial — 0.8%
First Republic Bank	27,070	1,383,277
Zions Bancorporation#	31,415	921,402

		2,304,679

Beverages - Non-alcoholic — 0.6%
Monster Beverage Corp.†#	31,746	1,878,728

Broadcast Services/Program — 0.6%
Scripps Networks Interactive, Inc., Class A#	24,060	1,794,635

Building & Construction Products - Misc. — 0.6%
Fortune Brands Home & Security, Inc.	39,715	1,731,574

Building Products - Cement — 0.6%
Martin Marietta Materials, Inc.#	17,959	1,734,121

Cable/Satellite TV — 1.1%
Charter Communications, Inc., Class A†#	23,698	3,201,600

Casino Hotels — 0.5%
Wynn Resorts, Ltd.#	8,820	1,462,973

Chemicals - Diversified — 0.4%
Celanese Corp., Series A	9,550	536,042
PPG Industries, Inc.	3,820	703,109

		1,239,151

Chemicals - Specialty — 0.6%
International Flavors & Fragrances, Inc.	21,185	1,871,695

Coatings/Paint — 0.7%
Sherwin-Williams Co.	11,405	2,087,457

Coffee — 0.5%
Green Mountain Coffee Roasters, Inc.†#	23,485	1,582,419

Commercial Services — 3.6%
Edenred	165,448	5,967,407
Intertek Group PLC	89,381	4,443,097

		10,410,504

Commercial Services - Finance — 3.3%
FleetCor Technologies, Inc.†	26,666	3,247,385

Security Description	Shares	Value (Note 2)

Commercial Services - Finance (continued)
McGraw Hill Financial, Inc.	29,015	$2,161,618
Morningstar, Inc.#	29,968	2,499,631
SEI Investments Co.	46,255	1,553,243

		9,461,877

Computer Graphics — 0.4%
Tableau Software, Inc., Class A†#	17,005	1,114,508

Computer Services — 1.5%
IHS, Inc., Class A†	37,948	4,342,390

Computer Software — 2.0%
Akamai Technologies, Inc.†#	131,380	5,875,314

Computers - Integrated Systems — 0.6%
3D Systems Corp.†#	22,110	1,661,788

Computers - Memory Devices — 0.4%
Western Digital Corp.	14,985	1,124,474

Computers - Periphery Equipment — 0.3%
Stratasys, Ltd.†	7,408	872,440

Consulting Services — 4.0%
Gartner, Inc.†	73,940	4,780,221
Qualicorp SA†	152,805	1,425,291
Towers Watson & Co., Class A	9,795	1,102,917
Verisk Analytics, Inc., Class A†	65,748	4,280,852

		11,589,281

Data Processing/Management — 0.6%
Fidelity National Information Services, Inc.	33,675	1,706,649

Decision Support Software — 1.7%
MSCI, Inc.†	110,272	4,894,974

Distribution/Wholesale — 0.5%
Fastenal Co.#	14,085	655,375
Fossil Group, Inc.†	5,510	701,258

		1,356,633

Diversified Manufacturing Operations — 1.6%
Colfax Corp.†#	56,309	3,270,427
Eaton Corp. PLC	20,280	1,473,545

		4,743,972

E-Commerce/Products — 0.8%
MercadoLibre, Inc.#	12,322	1,364,168
zulily, Inc., Class A†	27,613	966,179

		2,330,347

E-Commerce/Services — 1.9%
Groupon, Inc.†#	503,599	4,557,571
TripAdvisor, Inc.†#	11,651	1,029,016

		5,586,587

Electric Products - Misc. — 1.0%
AMETEK, Inc.#	59,039	2,905,900

Electric - Transmission — 0.6%
Brookfield Infrastructure Partners LP	42,348	1,621,081

Electronic Components - Semiconductors — 1.6%
Avago Technologies, Ltd.	14,840	663,793
First Solar, Inc.†#	41,716	2,495,451
Microchip Technology, Inc.#	33,075	1,431,817

		4,591,061

Electronic Measurement Instruments — 0.5%
Agilent Technologies, Inc.	26,910	1,441,569

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Enterprise Software/Service — 0.7%
Workday, Inc., Class A†#	23,040	$1,897,344

Food - Confectionery — 0.8%
Hershey Co.	25,550	2,475,539

Food - Misc./Diversified — 1.3%
McCormick & Co., Inc.#	55,117	3,803,073

Food - Retail — 0.7%
Whole Foods Market, Inc.	35,225	1,993,735

Hazardous Waste Disposal — 1.0%
Stericycle, Inc.†	24,883	2,923,255

Home Decoration Products — 0.4%
Newell Rubbermaid, Inc.#	34,600	1,050,110

Hotel/Motels — 0.6%
Starwood Hotels & Resorts Worldwide, Inc.	22,355	1,665,000

Human Resources — 0.6%
Team Health Holdings, Inc.†	34,595	1,616,624

Industrial Gases — 0.6%
Airgas, Inc.#	15,315	1,663,668

Instruments - Scientific — 0.4%
PerkinElmer, Inc.#	32,685	1,243,337

Insurance - Life/Health — 0.4%
Lincoln National Corp.#	22,190	1,139,013

Insurance - Property/Casualty — 3.3%
Arch Capital Group, Ltd.†	83,706	4,924,424
Progressive Corp.#	164,503	4,594,569

		9,518,993

Internet Application Software — 1.1%
Splunk, Inc.†#	29,230	2,109,237
Zynga, Inc., Class A†#	260,268	1,132,166

		3,241,403

Internet Content - Entertainment — 1.9%
Twitter, Inc.†#	73,532	3,056,725
Youku Todou, Inc. ADR†#	87,852	2,475,670

		5,532,395

Internet Content - Information/News — 2.1%
LinkedIn Corp., Class A†#	20,870	4,675,506
Yelp, Inc.†#	25,787	1,565,013

		6,240,519

Internet Infrastructure Software — 0.3%
TIBCO Software, Inc.†#	30,985	748,907

Internet Security — 1.2%
FireEye, Inc.†#	9,247	354,808
Qihoo 360 Technology Co., Ltd. ADR†	38,543	3,142,025

		3,496,833

Machinery - General Industrial — 0.4%
Roper Industries, Inc.	8,225	1,066,783

Medical Information Systems — 2.4%
Allscripts Healthcare Solutions, Inc.†#	92,815	1,386,656
athenahealth, Inc.†#	41,890	5,494,711

		6,881,367

Medical Instruments — 1.7%
Intuitive Surgical, Inc.†#	12,879	4,854,095

Medical Products — 1.3%
CareFusion Corp.†	15,110	602,134

Security Description	Shares	Value (Note 2)

Medical Products (continued)
Cooper Cos., Inc.	16,000	$2,107,840
Sirona Dental Systems, Inc.†	16,475	1,133,150

		3,843,124

Medical - Biomedical/Gene — 3.6%
Alexion Pharmaceuticals, Inc.†	11,510	1,432,995
Alnylam Pharmaceuticals, Inc.†#	6,781	414,997
Illumina, Inc.†#	84,054	8,237,292
Vertex Pharmaceuticals, Inc.†	4,625	321,068

		10,406,352

Medical - Drugs — 2.5%
Endo Health Solutions, Inc.†#	82,764	5,560,913
Ironwood Pharmaceuticals, Inc.†#	88,076	1,005,828
Quintiles Transnational Holdings, Inc.†	13,680	590,839

		7,157,580

Medical - Generic Drugs — 0.5%
Mylan, Inc.†#	30,390	1,341,111

Medical - Hospitals — 0.2%
Community Health Systems, Inc.†	16,700	688,875

Medical - Wholesale Drug Distribution — 0.4%
Cardinal Health, Inc.	17,935	1,158,601

Motorcycle/Motor Scooter — 0.3%
Harley-Davidson, Inc.	13,485	903,765

Non-Hazardous Waste Disposal — 0.3%
Republic Services, Inc.	25,370	885,667

Oil Companies - Exploration & Production — 1.8%
Cabot Oil & Gas Corp.	42,675	1,470,154
Pioneer Natural Resources Co.	10,985	1,952,584
Range Resources Corp.#	22,221	1,725,460

		5,148,198

Patient Monitoring Equipment — 0.2%
Insulet Corp.†#	15,645	579,178

Private Equity — 0.4%
KKR & Co. LP	49,200	1,167,516

Publishing - Periodicals — 0.6%
Nielsen Holdings NV#	43,570	1,880,481

Real Estate Management/Services — 0.2%
CBRE Group, Inc., Class A†	27,615	669,388

Retail - Apparel/Shoe — 0.8%
Burlington Stores, Inc.†#	33,862	963,035
Fifth & Pacific Cos., Inc.†	23,880	779,921
Urban Outfitters, Inc.†#	18,215	710,749

		2,453,705

Retail - Discount — 2.2%
Dollar Tree, Inc.†#	114,684	6,382,165

Retail - Gardening Products — 0.8%
Tractor Supply Co.	31,545	2,309,409

Retail - Misc./Diversified — 0.3%
Sally Beauty Holdings, Inc.†	26,783	753,674

Retail - Perfume & Cosmetics — 0.7%
Ulta Salon Cosmetics & Fragrance, Inc.†#	16,231	2,060,363

Retail - Restaurants — 3.1%
Dunkin’ Brands Group, Inc.#	100,017	4,898,833
Panera Bread Co., Class A†#	23,987	4,243,060

		9,141,893

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Semiconductor Components - Integrated Circuits — 0.6%
Analog Devices, Inc.#	11,710	$564,656
NXP Semiconductor NV†	31,230	1,327,275

		1,891,931

Semiconductor Equipment — 0.4%
Lam Research Corp.†	25,150	1,310,567

Steel - Producers — 0.4%
Carpenter Technology Corp.#	18,605	1,121,695

Television — 0.5%
CBS Corp., Class B	25,160	1,473,370

Therapeutics — 0.2%
Pharmacyclics, Inc.†#	5,770	718,480

Transactional Software — 2.1%
Solera Holdings, Inc.#	92,427	6,169,502

Transport - Rail — 0.5%
Genesee & Wyoming, Inc., Class A†#	15,475	1,488,695

Transport - Services — 0.2%
Expeditors International of Washington, Inc.	16,125	700,470

Transport - Truck — 0.3%
J.B. Hunt Transport Services, Inc.#	11,855	891,377

Vitamins & Nutrition Products — 1.9%
Mead Johnson Nutrition Co.#	65,205	5,510,475

Web Portals/ISP — 2.4%
Dropbox, Inc.†(1)(2)(3)	89,561	978,156
SINA Corp.†	12,632	973,548
Yandex NV, Class A†#	128,347	5,101,793

		7,053,497

Wireless Equipment — 2.5%
Crown Castle International Corp.†	17,850	1,325,005
Motorola Solutions, Inc.	89,625	5,904,495

		7,229,500

Total Common Stocks
(cost $207,617,495)		281,055,580

CONVERTIBLE PREFERRED SECURITIES — 0.3%
Auto - Cars/Light Trucks — 0.0%
Better Place LLC Series B†(1)(2)(3)	314,973	0

Data Processing/Management — 0.2%
Palantir Technologies, Inc. Series G†(1)(2)(3)	89,856	315,395
Palantir Technologies, Inc. Series H-1†(1)(2)(3)	24,065	84,468
Palantir Technologies, Inc. Series H†(1)(2)(3)	24,065	84,468

		484,331

E-Commerce/Products — 0.1%
Flipkart Online Services Pvt., Ltd. Series D†(1)(2)(3)	13,407	307,650
Peixe Urbano, Inc. Series C†(1)(2)(3)	14,214	17,199

		324,849

Web Portals/ISP — 0.0%
Dropbox, Inc. Series A†(1)(2)(3)	8,758	93,163

Total Convertible Preferred Securities
(cost $2,086,265)		902,343

Total Long-Term Investment Securities
(cost $209,703,760)		281,957,923

Security Description	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 16.6%
Registered Investment Companies — 13.7%
State Street Navigator Securities Lending Prime Portfolio(4)	40,060,047	$40,060,047

Time Deposits — 2.9%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/02/13	$8,417,000	8,417,000

Total Short-Term Investment Securities
(cost $48,477,047)		48,477,047

TOTAL INVESTMENTS
(cost $258,180,807)(5)	113.5%	330,434,970
Liabilities in excess of other assets	(13.5)	(39,356,482)

NET ASSETS —	100.0%	$291,078,488

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2013, the Mid Cap Strategic Growth Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Better Place LLC, Series B Convertible Preferred Securities	01/25/2010	262,477	$787,431
	11/30/2011	52,496	—

		314,973	787,431	$0	$0.00	0.0%

Dropbox, Inc. Common Stock	05/01/2012	89,561	810,680	978,156	10.92	0.3
Dropbox, Inc., Series A Convertible Preferred Securities	05/25/2012	8,758	79,351	93,163	10.64	0.0
Palantir Technologies, Inc., Series G Convertible Preferred Securities	07/19/2012	89,856	274,959	315,395	3.51	0.2
Palantir Technologies, Inc., Series H-1 Convertible Preferred Securities	10/25/2013	24,065	84,468	84,468	3.51	0.0
Palantir Technologies, Inc., Series H Convertible Preferred Securities	10/25/2013	24,065	84,468	84,468	3.51	0.0
Flipkart Online Services Pvt., Ltd., Series D Convertible Preferred Securities	10/04/2013	13,407	307,650	307,650	22.95	0.1
Peixe Urbano, Inc., Series C Convertible Preferred Securities	12/02/2011	14,214	467,938	17,199	1.21	0.0

				$1,880,499		0.6%

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

(2)	Illiquid security. At November 30, 2013, the aggregate value of these securities was $1,880,499 representing 0.6% of net assets.
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(4)	At November 30, 2013, the Fund had loaned securities with a total value of $40,204,007. This was secured by collateral of $40,060,047, which was received in cash and subsequently invested in short-term investments currently valued at $40,060,047 as reported in the portfolio of investments. Additional collateral of $1,268,833 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2013
Federal National Mtg. Assoc.	3.00% to 4.00%	10/25/2029 to 05/25/2042	$840,112
U.S. Treasury Notes/Bonds	0.25% to 4.50%	08/31/2014 to 08/15/2022	428,721

(5)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Web Portals/ISP	$6,075,341	$—	$978,156	$7,053,497
Other Industries*	274,002,083	—	—	274,002,083
Convertible Preferred Securities	—	—	902,343	902,343
Short-Term Investment Securities:
Registered Investment Companies	40,060,047	—	—	40,060,047
Time Deposits	—	8,417,000	—	8,417,000

Total	$320,137,471	$8,417,000	$1,880,499	$330,434,970

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $10,410,504 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

VALIC Company I Money Market I Fund

PORTFOLIO PROFILE — November 30, 2013 (unaudited)

Industry Allocation*

U.S. Government Agencies	28.0%
Foreign Bank	20.7
Money Center Banks	15.8
U.S. Government Treasuries	12.5
Commercial Banks — Canadian	4.8
Commercial Banks	3.9
Domestic Bank	3.9
Diversified Financial Services	3.2
Super — Regional Banks — US	2.1
Repurchase Agreement	2.0
Cosmetics — Toiletries	2.0
Finance	1.1

100.0%

Weighted Average Days to Maturity	46.4

Credit Quality@#

A-1	100.0%

*	Calculated as a percentage of net assets.
@	Source: Standard & Poors.
#	Calculated as a percentage of total debt issues.

VALIC Company I Money Market I Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited)

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 98.0%
Certificates of Deposit — 28.2%
Citibank NA 0.20% due 03/19/2014	$9,500,000	$9,500,000
Deutsche Bank AG NY FRS 0.30% due 12/02/2013	7,400,000	7,400,000
Nordea Bank Finland PLC NY 0.22% due 03/12/2014	7,000,000	7,000,000
Nordea Bank Finland PLC NY FRS 0.71% due 01/27/2014	7,500,000	7,506,411
Rabobank Nederland NV NY FRS 0.30% due 01/31/2014	7,250,000	7,250,000
Rabobank Nederland NV NY FRS 0.30% due 09/03/2014	2,750,000	2,750,000
Rabobank Nederland NV NY FRS 0.32% due 12/23/2014(3)	7,500,000	7,500,000
Royal Bank of Canada NY FRS 0.27% due 10/17/2014	3,000,000	3,000,000
Royal Bank of Canada NY FRS 0.29% due 06/17/2014	7,350,000	7,350,809
Royal Bank of Canada NY FRS 0.33% due 01/06/2014	7,700,000	7,700,000
Svenska Handelsbanken NY 0.21% due 05/27/2014	9,150,000	9,150,225
Svenska Handelsbanken NY FRS 0.41% due 11/17/2014	8,000,000	8,013,406
UBS AG Stamford CT FRS 0.32% due 01/21/2014	7,550,000	7,550,000
Wells Fargo Bank NA 0.18% due 01/15/2014	7,500,000	7,500,000
Wells Fargo Bank NA FRS 0.18% due 03/11/2014	7,150,000	7,150,000

Total Certificates of Deposit
(amortized cost $106,320,851)		106,320,851

Commercial Paper — 18.8%
Barclays U.S. Funding Corp. 0.07% due 12/02/2013	9,000,000	8,999,982
BNP Paribas Finance, Inc. 0.10% due 12/05/2013	7,300,000	7,299,919
Credit Agricole North America, Inc. 0.11% due 12/02/2013	8,000,000	7,999,975
Credit Agricole North America, Inc. 0.11% due 12/04/2013	8,500,000	8,499,922
JPMorgan Chase & Co. FRS 0.22% due 03/04/2014	7,250,000	7,250,000
Lloyds Bank PLC 0.07% due 12/04/2013	8,000,000	7,999,957
Lloyds Bank PLC 0.08% due 12/03/2013	8,000,000	7,999,967
State Street Corp. 0.15% due 02/04/2014	7,750,000	7,747,901
State Street Corp. 0.16% due 01/09/2014	7,150,000	7,148,761

Total Commercial Paper
(amortized cost $70,946,384)		70,946,384

Medium Term Notes — 3.9%
Bank of America NA 0.23% due 01/24/2014	8,000,000	8,000,000
Barclays Bank PLC FRS 1.11% due 01/13/2014	1,500,000	1,501,406
JPMorgan Chase & Co. FRS 1.00% due 05/02/2014	3,950,000	3,961,299

Security Description	Principal Amount	Value (Note 2)

Medium Term Notes (continued)
UBS AG Stamford CT 2.25% due 01/28/2014	$1,423,000	$1,427,324

Total Medium Term Notes
(amortized cost $14,890,029)		14,890,029

U.S. Corporate Bonds & Notes — 6.6%
Barclays Bank PLC 2.38% due 01/13/2014	4,610,000	4,620,448
Citigroup, Inc. FRS 0.38% due 03/07/2014	2,500,000	2,498,874
General Electric Capital Corp. FRS 1.09% due 01/07/2014	4,300,000	4,303,965
JPMorgan Chase Bank NA FRS 0.34% due 12/07/2014(3)	5,900,000	5,900,000
Procter & Gamble Co. FRS 0.16% due 02/06/2014	7,400,000	7,399,780

Total U.S. Corporate Bonds & Notes
(amortized cost $24,723,067)		24,723,067

U.S. Government Agencies — 28.0%
Federal Farm Credit Bank 0.09% due 03/24/2014	4,000,000	3,998,870
0.14% due 02/10/2014	3,000,000	2,999,172
Federal Farm Credit Bank FRS 0.07% due 05/13/2014	3,000,000	2,999,451
0.09% due 07/01/2014	2,950,000	2,949,564
0.11% due 02/19/2014	3,200,000	3,200,000
0.12% due 12/06/2013	5,500,000	5,500,000
0.14% due 03/18/2014	3,000,000	3,000,096
0.20% due 09/29/2014	5,270,000	5,273,537
0.21% due 03/26/2014	8,100,000	8,100,894
0.27% due 07/14/2014	750,000	750,703
Federal Home Loan Bank 0.05% due 01/06/2014	4,750,000	4,749,762
0.12% due 04/29/2014	7,250,000	7,246,399
0.14% due 01/21/2014	7,750,000	7,748,463
0.18% due 06/19/2014	3,300,000	3,296,700
0.18% due 06/26/2014	2,250,000	2,247,671
0.20% due 07/29/2014	2,300,000	2,300,000
Federal Home Loan Bank FRS 0.09% due 01/16/2014	500,000	500,000
0.10% due 09/02/2014	5,750,000	5,749,783
0.11% due 06/06/2014	500,000	499,990
0.12% due 04/01/2014	2,250,000	2,250,151
Federal Home Loan Mtg. Corp. 0.10% due 02/18/2014	3,000,000	2,999,342
0.17% due 02/24/2014	3,000,000	2,998,796
0.18% due 02/24/2014	2,600,000	2,598,895
1.38% due 02/25/2014	700,000	701,990
Federal National Mtg. Assoc. 0.16% due 02/03/2014	9,000,000	8,997,440
1.25% due 02/27/2014	5,100,000	5,113,449
2.50% due 05/15/2014	1,300,000	1,313,592
Federal National Mtg. Assoc. FRS 0.29% due 03/04/2014	900,000	900,347
0.36% due 06/23/2014	4,810,000	4,816,777

Total U.S. Government Agencies
(amortized cost $105,801,834)		105,801,834

U.S. Government Treasuries — 12.5%
United States Treasury Bills 0.02% due 12/05/2013	10,000,000	9,999,978
0.03% due 12/05/2013	8,000,000	7,999,978
0.04% due 12/19/2013	3,600,000	3,599,928
0.06% due 12/05/2013	4,750,000	4,749,968
0.08% due 03/06/2014	11,100,000	11,097,704

VALIC Company I Money Market I Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES (continued)
U.S. Government Treasuries (continued)
United States Treasury Notes 0.25% due 01/31/2014	$1,000,000	$1,000,122
1.00% due 01/15/2014	3,650,000	3,653,694
1.00% due 05/15/2014	5,100,000	5,119,020

Total U.S. Government Treasuries
(amortized cost $47,220,392)		47,220,392

Total Short-Term Investment Securities — 98.0%
(amortized cost $369,902,557)		369,902,557

REPURCHASE AGREEMENT — 2.0%
State Street Bank & Trust Co. Joint Repurchase Agreement(1) (amortized cost $7,547,000)	7,547,000	7,547,000

TOTAL INVESTMENTS —
(amortized cost $377,449,557)(2)	100.0%	377,449,557
Other assets less liabilities	0.0	9,157

NET ASSETS	100.0%	$377,458,714

(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 5 for cost of investments on a tax basis.
(3)	The security’s effective maturity date is less than one year.

FRS—Floating Rate Security

The rates shown on FRS are the current interest rates as of November 30, 2013 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Short-Term Investment Securities:
Certificates of Deposit	$—	$106,320,851	$—	$106,320,851
Commercial Paper	—	70,946,384	—	70,946,384
Medium Term Notes	—	14,890,029	—	14,890,029
U.S. Corporate Bonds & Notes	—	24,723,067	—	24,723,067
U.S. Government Agencies	—	105,801,834	—	105,801,834
U.S. Government Treasuries	—	47,220,392	—	47,220,392
Repurchase Agreement	—	7,547,000	—	7,547,000

Total	$—	$377,449,557	$—	$377,449,557

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO PROFILE — November 30, 2013 (unaudited)

Industry Allocation*

Computers	12.6%
Medical — Biomedical/Gene	10.1
Web Portals/ISP	9.3
Applications Software	9.2
Electronic Components — Semiconductors	6.3
E-Commerce/Products	6.1
Cable/Satellite TV	4.4
Semiconductor Components — Integrated Circuits	4.0
Registered Investment Companies	3.6
Networking Products	2.8
E-Commerce/Services	2.6
Food — Misc./Diversified	2.3
Internet Content — Entertainment	2.1
Multimedia	2.1
Retail — Discount	1.7
Computers — Memory Devices	1.6
Pharmacy Services	1.6
Retail — Restaurants	1.5
Repurchase Agreements	1.3
Commercial Services — Finance	1.0
Cellular Telecom	0.9
Broadcast Services/Program	0.9
Semiconductor Equipment	0.8
Data Processing/Management	0.8
U.S. Government Treasuries	0.7
Electronic Forms	0.7
Computer Services	0.7
Food — Retail	0.5
Distribution/Wholesale	0.5
Telecom Services	0.5
Auto — Heavy Duty Trucks	0.5
Medical Information Systems	0.5
Transport — Services	0.5
Retail — Bedding	0.4
Television	0.4
Medical — Generic Drugs	0.4
Casino Hotels	0.4
Retail — Apparel/Shoe	0.4
Toys	0.4
Internet Security	0.4
Auto — Cars/Light Trucks	0.4
Enterprise Software/Service	0.4
Medical Instruments	0.4
Hotels/Motels	0.4
Retail — Auto Parts	0.3
Entertainment Software	0.3
Consulting Services	0.3
Wireless Equipment	0.3
Chemicals — Specialty	0.3
Retail — Office Supplies	0.3
Coffee	0.3
Hazardous Waste Disposal	0.3
Computer Aided Design	0.3
Beverages — Non-alcoholic	0.2
Medical Products	0.2
Electronic Components — Misc.	0.2
Computer Software	0.2
Web Hosting/Design	0.2
Dental Supplies & Equipment	0.2
Retail — Major Department Stores	0.2
Internet Infrastructure Software	0.2

103.4%

*	Calculated as a percentage of net assets

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.8%
Applications Software — 9.2%
Check Point Software Technologies, Ltd.†#	11,497	$711,204
Citrix Systems, Inc.†	10,967	650,563
Intuit, Inc.#	17,379	1,290,043
Microsoft Corp.	487,548	18,590,205
Nuance Communications, Inc.†#	18,163	245,564

		21,487,579

Auto - Cars/Light Trucks — 0.4%
Tesla Motors, Inc.†#	7,108	904,706

Auto - Heavy Duty Trucks — 0.5%
PACCAR, Inc.#	20,718	1,187,349

Beverages — Non-alcoholic — 0.2%
Monster Beverage Corp.†	9,798	579,846

Broadcast Services/Program — 0.9%
Discovery Communications, Inc., Class A†#	8,617	752,006
Sirius Xm Holdings Inc†#	363,425	1,370,112

		2,122,118

Cable/Satellite TV — 4.4%
Charter Communications, Inc., Class A†	5,937	802,089
Comcast Corp., Class A	124,879	6,227,716
DIRECTV†	32,132	2,124,246
Liberty Global PLC, Class A†#	13,069	1,121,451

		10,275,502

Casino Hotels — 0.4%
Wynn Resorts, Ltd.#	5,917	981,453

Cellular Telecom — 0.9%
Vodafone Group PLC ADR	58,955	2,186,641

Chemicals - Specialty — 0.3%
Sigma-Aldrich Corp.#	7,038	606,957

Coffee — 0.3%
Green Mountain Coffee Roasters, Inc.†#	8,823	594,494

Commercial Services - Finance — 1.0%
Automatic Data Processing, Inc.	28,259	2,261,285

Computer Aided Design — 0.3%
Autodesk, Inc.†	13,023	589,291

Computer Services — 0.7%
Cognizant Technology Solutions Corp., Class A†	17,639	1,656,126

Computer Software — 0.2%
Akamai Technologies, Inc.†	10,428	466,340

Computers — 12.6%
Apple, Inc.	53,174	29,568,466

Computers - Memory Devices — 1.6%
NetApp, Inc.	19,906	821,123
SanDisk Corp.	14,070	958,870
Seagate Technology PLC#	20,884	1,024,151
Western Digital Corp.	13,871	1,040,880

		3,845,024

Consulting Services — 0.3%
Verisk Analytics, Inc., Class A†	9,828	639,901

Data Processing/Management — 0.8%
Fiserv, Inc.†	7,614	836,702
Paychex, Inc.#	21,394	935,560

		1,772,262

Dental Supplies & Equipment — 0.2%
DENTSPLY International, Inc.	8,328	396,080

Security Description	Shares	Value (Note 2)

Distribution/Wholesale — 0.5%
Fastenal Co.#	17,376	$808,505
Fossil Group, Inc.†	3,305	420,628

		1,229,133

E-Commerce/Products — 6.1%
Amazon.com, Inc.†	26,741	10,525,793
eBay, Inc.†	75,768	3,827,799

		14,353,592

E-Commerce/Services — 2.6%
Expedia, Inc.#	7,210	459,205
Liberty Interactive Corp., Class A†	28,768	807,805
Netflix, Inc.†#	3,449	1,261,644
priceline.com, Inc.†	3,014	3,593,683

		6,122,337

Electronic Components - Misc. — 0.2%
Garmin, Ltd.#	11,432	555,138

Electronic Components - Semiconductors — 6.3%
Altera Corp.#	18,699	603,042
Avago Technologies, Ltd.	14,452	646,438
Broadcom Corp., Class A	30,962	826,376
Intel Corp.#	291,594	6,951,601
Microchip Technology, Inc.#	11,548	499,913
Micron Technology, Inc.†#	60,781	1,282,479
NVIDIA Corp.#	33,865	528,294
Texas Instruments, Inc.	64,451	2,771,393
Xilinx, Inc.#	15,586	692,486

		14,802,022

Electronic Forms — 0.7%
Adobe Systems, Inc.†	29,397	1,669,162

Enterprise Software/Service — 0.4%
CA, Inc.	26,668	880,044

Entertainment Software — 0.3%
Activision Blizzard, Inc.	40,695	700,361

Food - Misc./Diversified — 2.3%
Kraft Foods Group, Inc.	34,858	1,851,657
Mondelez International, Inc., Class A	104,221	3,494,530

		5,346,187

Food - Retail — 0.5%
Whole Foods Market, Inc.	21,803	1,234,050

Hazardous Waste Disposal — 0.3%
Stericycle, Inc.†	5,027	590,572

Hotel/Motels — 0.4%
Marriott International, Inc., Class A#	18,468	868,365

Internet Content - Entertainment — 2.1%
Facebook, Inc., Class A†#	106,378	5,000,830

Internet Infrastructure Software — 0.2%
F5 Networks, Inc.†	4,583	376,998

Internet Security — 0.4%
Symantec Corp.	40,935	920,628

Medical Information Systems — 0.5%
Cerner Corp.†#	20,082	1,154,112

Medical Instruments — 0.4%
Intuitive Surgical, Inc.†	2,324	875,916

Medical Products — 0.2%
Henry Schein, Inc.†	5,062	577,068

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Biomedical/Gene — 10.1%
Alexion Pharmaceuticals, Inc.†	11,446	$1,425,027
Amgen, Inc.	44,094	5,030,244
Biogen Idec, Inc.†	13,911	4,047,684
Celgene Corp.†	24,072	3,894,127
Gilead Sciences, Inc.†#	89,587	6,702,003
Regeneron Pharmaceuticals, Inc.†	5,660	1,663,248
Vertex Pharmaceuticals, Inc.†	13,626	945,917

		23,708,250

Medical - Generic Drugs — 0.4%
Mylan, Inc.†	22,347	986,173

Multimedia — 2.1%
Twenty-First Century Fox, Inc., Class A#	88,839	2,975,218
Viacom, Inc., Class B	24,921	1,997,917

		4,973,135

Networking Products — 2.8%
Cisco Systems, Inc.	312,801	6,647,021

Pharmacy Services — 1.6%
Catamaran Corp.†	12,065	550,526
Express Scripts Holding Co.†	47,655	3,209,564

		3,760,090

Retail - Apparel/Shoe — 0.4%
Ross Stores, Inc.#	12,799	978,611

Retail - Auto Parts — 0.3%
O’Reilly Automotive, Inc.†	6,354	793,996

Retail - Bedding — 0.4%
Bed Bath & Beyond, Inc.†	12,746	994,570

Retail - Discount — 1.7%
Costco Wholesale Corp.	25,559	3,205,865
Dollar Tree, Inc.†#	13,053	726,400

		3,932,265

Retail - Major Department Stores — 0.2%
Sears Holdings Corp.†#	6,232	395,919

Retail - Office Supplies — 0.3%
Staples, Inc.#	38,658	600,359

Retail - Restaurants — 1.5%
Starbucks Corp.	43,979	3,582,529

Semiconductor Components - Integrated Circuits — 4.0%
Analog Devices, Inc.	18,185	876,881
Linear Technology Corp.#	13,649	580,765
Maxim Integrated Products, Inc.#	16,674	474,875
QUALCOMM, Inc.	100,403	7,387,653

		9,320,174

Semiconductor Equipment — 0.8%
Applied Materials, Inc.#	70,401	1,217,937
KLA-Tencor Corp.	9,700	619,539

		1,837,476

Telecom Services — 0.5%
VimpelCom, Ltd. ADR	96,696	1,187,427

Television — 0.4%
Liberty Media Corp.†	6,476	993,807

Toys — 0.4%
Mattel, Inc.#	20,167	933,127

Transport - Services — 0.5%
C.H. Robinson Worldwide, Inc.#	9,326	546,783

Security Description	Shares/ Principal Amount	Value (Note 2)

Transport - Services (continued)
Expeditors International of Washington, Inc.	12,081	$524,799

		1,071,582

Web Hosting/Design — 0.2%
Equinix, Inc.†#	2,892	464,744

Web Portals/ISP — 9.3%
Baidu, Inc. ADR†	16,079	2,678,279
Google, Inc., Class A†	16,033	16,988,406
Yahoo!, Inc.†	59,719	2,208,409

		21,875,094

Wireless Equipment — 0.3%
SBA Communications Corp., Class A†#	7,479	636,986

Total Long-Term Investment Securities
(cost $130,587,798)		229,051,270

SHORT-TERM INVESTMENT SECURITIES — 4.3%
Registered Investment Companies — 3.6%
State Street Navigator Securities Lending Prime Portfolio(1)	8,272,875	8,272,875

U.S. Government Treasuries — 0.7%
United States Treasury Bills Disc. Notes
0.02% due 12/12/2013(2)	$700,000	699,996
0.03% due 03/20/2014	1,000,000	999,768

		1,699,764

Total Short-Term Investment Securities
(cost $9,972,780)		9,972,639

REPURCHASE AGREEMENT — 1.3%
State Street Bank & Trust Co. Joint Repurchase Agreement(3) (cost $3,129,000)	3,129,000	3,129,000

TOTAL INVESTMENTS
(cost $143,689,578)(4)	103.4%	242,152,909
Liabilities in excess of other assets	(3.4)	(7,923,917)

NET ASSETS	100.0%	$234,228,992

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	At November 30, 2013, the Fund had loaned securities with a total value of $8,336,168. This was secured by $8,272,875, which was received in cash and subsequently invested in short-term investments currently valued at $8,272,875 as reported in the portfolio of investments, Additional collateral of $251,867 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2013
Federal National Mtg. Assoc.	3.50% to 4.00%	10/25/2029 to 05/25/2042	$109,641
United States Treasury Notes/Bonds	0.25% to 5.38%	08/31/2014 to 02/15/2031	142,226

(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open future contracts.
(3)	See Note 2 for details of Joint Repurchase Agreements
(4)	See Note 5 for cost of investments on a tax basis

ADR—American Depository Receipt

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Open Future Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of November 30, 2013	Unrealized Appreciation (Depreciation)
73	Long	Nasdaq 100 E-Mini Index	December 2013	$4,817,966	$5,091,750	$273,785

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Applications Software	$21,487,579	$—	$—	$21,487,579
Computers	29,568,466	—	—	29,568,466
E-Commerce/Products	14,353,592	—	—	14,353,592
Electronic Components - Semiconductors	14,802,022	—	—	14,802,022
Medical - Biomedical/Gene	23,708,250	—	—	23,708,250
Web Portals/ISP	21,875,094	—	—	21,875,094
Other Industries*	103,256,267	—	—	103,256,267
Short-Term Investment Securities:
Registered Investment Companies	8,272,875	—	—	8,272,875
U.S. Government Treasuries	—	1,699,764	—	1,699,764
Repurchase Agreement	—	3,129,000	—	3,129,000
Other Financial Instruments:†
Open Futures Contracts - Appreciation	273,785	—	—	273,785

Total	$237,597,930	$4,828,764	$—	$242,426,694

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company I Science & Technology Fund

PORTFOLIO PROFILE — November 30, 2013 (unaudited)

Industry Allocation*

Registered Investment Companies	9.8%
Web Portals/ISP	9.6
Electronic Components — Semiconductors	9.2
Applications Software	8.6
Semiconductor Components — Integrated Circuits	7.9
E-Commerce/Products	6.4
Computers	6.1
Internet Content — Entertainment	5.7
Computers — Memory Devices	4.0
E-Commerce/Services	3.5
Commercial Services — Finance	2.9
Semiconductor Equipment	2.5
Computer Services	2.3
Internet Content — Information/News	2.2
Computer Aided Design	2.2
Networking Products	2.1
Finance — Credit Card	1.9
Telecommunication Equipment	1.8
Internet Security	1.6
Time Deposits	1.6
Enterprise Software/Service	1.2
Auto — Cars/Light Trucks	1.2
Electronic Measurement Instruments	1.0
Telecom Equipment — Fiber Optics	1.0
Repurchase Agreement	0.9
Wireless Equipment	0.9
Internet Application Software	0.8
Cellular Telecom	0.8
Computer Software	0.8
Consulting Services	0.7
Electronic Components — Misc.	0.7
Power Converter/Supply Equipment	0.7
Entertainment Software	0.6
Medical Products	0.6
Web Hosting/Design	0.5
Internet Infrastructure Software	0.5
Security Services	0.4
Electronic Forms	0.4
Virtual Reality Products	0.3
Multimedia	0.3
Electronic Connectors	0.3
Appliances	0.3
Computers — Integrated Systems	0.3
Data Processing/Management	0.2
Electronic Design Automation	0.2
Computers — Periphery Equipment	0.2
Commercial Services	0.1
Toys	0.1
Advanced Materials	0.1
Photo Equipment & Supplies	0.1
Audio/Video Products	0.1

108.2%

*	Calculated as a percentage of net assets

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 95.7%
Advanced Materials — 0.1%
STR Holdings, Inc.†#	274,600	$505,264

Appliances — 0.3%
iRobot Corp.†#	67,855	2,253,465

Applications Software — 8.6%
Check Point Software Technologies, Ltd.†#	88,100	5,449,866
Citrix Systems, Inc.†	98,600	5,848,952
Intuit, Inc.#	26,050	1,933,691
Microsoft Corp.	859,825	32,785,127
Red Hat, Inc.†	238,342	11,166,323
Salesforce.com, Inc.†#	223,985	11,667,379
ServiceNow, Inc.†#	131,360	6,976,530

		75,827,868

Audio/Video Products — 0.1%
Harman International Industries, Inc.	5,999	486,159

Auto-Cars/Light Trucks — 1.2%
Tesla Motors, Inc.†#	78,592	10,003,190
Toyota Motor Corp. ADR	1,139	142,432

		10,145,622

Cellular Telecom — 0.8%
China Unicom Hong Kong, Ltd.	1,238,000	1,964,154
T-Mobile US, Inc.#	200,335	5,210,714

		7,174,868

Commercial Services — 0.1%
Quanta Services, Inc.†#	39,735	1,176,553
RPX Corp.†	2,100	34,692

		1,211,245

Commercial Services - Finance — 2.9%
Alliance Data Systems Corp.†#	21,403	5,185,091
Automatic Data Processing, Inc.	50,635	4,051,813
Equifax, Inc.	20,010	1,347,273
Heartland Payment Systems, Inc.#	66,090	2,968,102
MasterCard, Inc., Class A	11,675	8,882,457
Western Union Co.#	120,295	2,005,317
WEX, Inc.†	7,515	745,939

		25,185,992

Computer Aided Design — 2.2%
Aspen Technology, Inc.†	152,115	6,013,106
Autodesk, Inc.†	291,110	13,172,727

		19,185,833

Computer Services — 2.3%
Accenture PLC, Class A#	106,798	8,273,641
Cognizant Technology Solutions Corp., Class A†	86,142	8,087,872
Computer Sciences Corp.	30,265	1,592,544
SCSK Corp.	84,200	2,120,106

		20,074,163

Computer Software — 0.8%
Akamai Technologies, Inc.†#	156,580	7,002,258

Computers — 6.1%
Advantech Co., Ltd.	239,000	1,477,901
Apple, Inc.	87,791	48,817,941
Lenovo Group, Ltd.#	2,593,000	3,073,745

		53,369,587

Computers - Integrated Systems — 0.3%
Teradata Corp.†	48,702	2,222,759

Security Description	Shares	Value (Note 2)

Computers - Memory Devices — 4.0%
EMC Corp.	214,800	$5,122,980
SanDisk Corp.	126,430	8,616,204
Seagate Technology PLC	153,140	7,509,986
Western Digital Corp.	187,000	14,032,480

		35,281,650

Computers - Periphery Equipment — 0.2%
Stratasys, Ltd.†	11,485	1,352,588

Consulting Services — 0.7%
Genpact, Ltd.†	186,912	3,345,725
Huron Consulting Group, Inc.†	52,200	3,102,768

		6,448,493

Data Processing/Management — 0.2%
Fiserv, Inc.†	18,040	1,982,416

E-Commerce/Products — 6.4%
Amazon.com, Inc.†#	96,890	38,137,842
eBay, Inc.†	137,240	6,933,365
Rakuten, Inc.	470,900	7,236,481
Vipshop Holdings, Ltd. ADR†#	44,665	3,712,108
zulily, Inc., Class A†	12,410	434,226

		56,454,022

E-Commerce/Services — 3.5%
Angie’s List, Inc.†#	13,132	170,979
Ctrip.com International, Ltd. ADR†	45,990	2,197,402
Netflix, Inc.†#	15,705	5,744,889
priceline.com, Inc.†	19,030	22,690,040
QIWI PLC ADR#	6,100	285,358

		31,088,668

Electronic Components - Misc. — 0.7%
AAC Technologies Holdings, Inc.#	446,500	2,027,281
Jabil Circuit, Inc.	82,100	1,664,167
Murata Manufacturing Co., Ltd.	12,600	1,083,778
NEC Corp.	26,000	57,369
Omron Corp.	38,300	1,576,124

		6,408,719

Electronic Components - Semiconductors — 9.2%
Altera Corp.#	233,500	7,530,375
ARM Holdings PLC ADR#	91,000	4,540,900
Avago Technologies, Ltd.	209,685	9,379,210
Broadcom Corp., Class A	137,030	3,657,331
First Solar, Inc.†#	31,400	1,878,348
Infineon Technologies AG	244,620	2,482,403
Intel Corp.#	271,210	6,465,646
International Rectifier Corp.†	20,135	482,032
Intersil Corp., Class A#	90,600	953,112
MediaTek, Inc.	493,000	7,263,229
Mellanox Technologies, Ltd.†#	148,300	5,774,802
Micron Technology, Inc.†#	415,675	8,770,742
ON Semiconductor Corp.†#	762,600	5,406,834
Samsung Electronics Co., Ltd.	3,980	5,618,558
Semtech Corp.†	69,800	2,074,456
Silicon Laboratories, Inc.†	27,100	1,058,255
SK Hynix, Inc.†	78,600	2,629,160
Texas Instruments, Inc.	109,255	4,697,965

		80,663,358

Electronic Connectors — 0.3%
Hirose Electric Co., Ltd.	15,200	2,323,964

Electronic Design Automation — 0.2%
Cadence Design Systems, Inc.†#	148,300	1,964,975

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Electronic Forms — 0.4%
Adobe Systems, Inc.†	60,310	$3,424,402

Electronic Measurement Instruments — 1.0%
Agilent Technologies, Inc.	27,100	1,451,747
Keyence Corp.	4,900	1,968,611
National Instruments Corp.#	62,600	1,956,876
Trimble Navigation, Ltd.†#	113,700	3,627,030

		9,004,264

Enterprise Software/Service — 1.2%
Oracle Corp.	205,380	7,247,860
Veeva Systems, Inc., Class A†#	3,800	153,862
Workday, Inc., Class A†#	36,520	3,007,422

		10,409,144

Entertainment Software — 0.6%
Activision Blizzard, Inc.	272,916	4,696,884
Electronic Arts, Inc.†#	33,076	733,626

		5,430,510

Finance - Credit Card — 1.9%
Visa, Inc., Class A#	83,171	16,921,972

Food - Misc./Diversified — 0.0%
Grubhub Seamless, Inc.†(1)(2)(3)	27,325	233,301

Internet Application Software — 0.8%
Bazaarvoice, Inc.†#	16,955	133,945
RealNetworks, Inc.†#	81,724	636,630
Tencent Holdings, Ltd.	114,400	6,616,700

		7,387,275

Internet Content - Entertainment — 5.7%
Facebook, Inc., Class A†	539,212	25,348,356
NetEase, Inc. ADR	81,645	5,862,927
Pandora Media, Inc.†#	386,165	10,967,086
Renren, Inc. ADR†#	1,156	3,445
Twitter, Inc.†#	8,900	369,973
Twitter, Inc.†(1)(3)(4)	184,162	7,272,834
Youku.com, Inc. Class A(1)(3)	16	25

		49,824,646

Internet Content - Information/News — 2.2%
Kakaku.com, Inc.	230,700	4,220,960
LinkedIn Corp., Class A†#	16,540	3,705,456
M3, Inc.	1,111	2,899,393
SouFun Holdings, Ltd. ADR	82,375	5,350,256
Yelp, Inc.†	49,625	3,011,741

		19,187,806

Internet Infrastructure Software — 0.5%
F5 Networks, Inc.†#	37,150	3,055,959
Mavenir Systems, Inc.†#	120,658	1,278,975

		4,334,934

Internet Security — 1.6%
FireEye, Inc.†(1)(3)(4)	249,937	9,540,170
FireEye, Inc.†#	3,300	126,621
VeriSign, Inc.†#	85,000	4,833,100

		14,499,891

Medical Products — 0.6%
Hospira, Inc.†#	78,900	3,101,559
Stryker Corp.	29,400	2,187,948

		5,289,507

Multimedia — 0.3%
Twenty-First Century Fox, Inc., Class A#	73,600	2,464,864

Security Description	Shares	Value (Note 2)

Networking Products — 2.1%
Calix, Inc.†#	110,380	$1,130,291
Cisco Systems, Inc.	680,480	14,460,200
Palo Alto Networks, Inc.†#	52,675	2,631,116

		18,221,607

Photo Equipment & Supplies — 0.1%
Sunny Optical Technology Group Co., Ltd.	517,000	487,481

Power Converter/Supply Equipment — 0.7%
Delta Electronics, Inc.	277,000	1,478,881
SunPower Corp.†#	161,780	4,908,405

		6,387,286

Security Services — 0.4%
ADT Corp.#	96,730	3,923,369

Semiconductor Components - Integrated Circuits — 7.9%
Analog Devices, Inc.	24,130	1,163,548
Atmel Corp.†#	528,400	4,042,260
Marvell Technology Group, Ltd.#	130,000	1,849,900
Maxim Integrated Products, Inc.	40,735	1,160,133
NXP Semiconductor NV†	389,725	16,563,312
QUALCOMM, Inc.#	416,360	30,635,769
Taiwan Semiconductor Manufacturing Co., Ltd.	3,516,000	12,474,826
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	111,675	1,979,998

		69,869,746

Semiconductor Equipment — 2.5%
Applied Materials, Inc.#	660,375	11,424,487
ASM Pacific Technology, Ltd.#	98,200	816,365
ASML Holding NV#	30,309	2,830,254
Lam Research Corp.†#	131,815	6,868,880
Montage Technology Group, Ltd.†#	13,000	235,300

		22,175,286

Telecom Equipment - Fiber Optics — 1.0%
IPG Photonics Corp.†#	89,700	6,505,044
JDS Uniphase Corp.†#	159,700	1,938,758

		8,443,802

Telecommunication Equipment — 1.8%
Alcatel-Lucent ADR†	2,391,087	10,305,585
Juniper Networks, Inc.†#	276,735	5,609,418

		15,915,003

Toys — 0.1%
Nintendo Co., Ltd.	6,700	858,882

Virtual Reality Products — 0.3%
RealD, Inc.†#	312,500	2,800,000

Web Hosting/Design — 0.5%
Equinix, Inc.†#	30,000	4,821,000

Web Portals/ISP — 9.4%
Baidu, Inc. ADR†	56,100	9,344,577
Dropbox, Inc.†(1)(2)(3)	151,803	1,657,942
Google, Inc., Class A†	49,521	52,471,956
NAVER Corp.	1,766	1,154,750
SINA Corp.†#	101,930	7,855,745
Yahoo!, Inc.†	231,425	8,558,097
Yandex NV, Class A†	39,635	1,575,491

		82,618,558

Wireless Equipment — 0.9%
Aruba Networks, Inc.†#	430,640	7,682,618

Total Common Stocks
(cost $665,461,154)		841,231,090

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

CONVERTIBLE PREFERRED SECURITIES — 0.2%
E-Commerce/Services — 0.0%
Coupons.com, Inc.†(1)(2)(3)	108,436	$388,201

Web Portals/ISP — 0.2%
Dropbox, Inc. Class A-1†(1)(2)(3)	119,521	1,168,318
Dropbox, Inc., Series A†(1)(2)(3)	12,378	131,671

		1,299,989

Total Convertible Preferred Securities
(cost $1,789,244)		1,688,190

Total Long-Term Investment Securities
(cost $667,250,398)		842,919,280

SHORT-TERM INVESTMENT SECURITIES — 11.4%
Registered Investment Companies — 9.8%
State Street Navigator Securities Lending Prime Portfolio(5)	63,996,576	63,996,576
T. Rowe Price Reserve Investment Fund	22,594,254	22,594,254

		86,590,830

Time Deposits — 1.6%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/02/2013	$13,814,000	13,814,000

Total Short-Term Investment Securities
(cost $100,404,830)		100,404,830

REPURCHASE AGREEMENT — 0.9%
Repurchase Agreement — 0.9%

Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 11/29/2013, to be repurchased 12/02/2013 in the amount of $8,023,000 and collateralized by $9,500,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $8,187,625

(cost $8,023,000)	8,023,000	8,023,000

TOTAL INVESTMENTS
(cost $775,678,228)(6)	108.2%	951,347,110
Liabilities in excess of other assets	(8.2)	(72,316,536)

NET ASSETS	100.0%	$879,030,574

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2013, the Science & Technology Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acqu isition Cost	Value	Value Per Share	Value as a % of Net Assets
Coupons.com, Inc. Convertible Preferred Securities	06/1/2011	54,218	$595,677
	08/18/2011	54,218	—

		108,436	595,677	$388,201	$3.58	0.04%

Dropbox, Inc.
Common Stock	05/1/2012	151,803	1,374,071	1,657,942	10.92	0.19
Dropbox, Inc. Class A-1 Convertible Preferred Securities	05/1/2012	60,803	550,212
	05/29/2012	58,718	531,345

		119,521	1,081,557	1,168,318	9.78	0.13

Dropbox, Inc. Series A Convertible Preferred Securities	05/1/2012	12,378	112,010	131,671	10.64	0.01
Fireeye, Inc. Common Stock	12/27/2012	249,937	2,631,687	9,540,170	38.17	1.09
Grubhub Seamless, Inc. Common Stock	08/13/2013	27,325	233,301	233,301	8.54	0.03
Twitter, Inc. Common Stock	09/24/2009	23,021	367,920
	01/11/2011	46,040	—
	08/22/2011	115,101	—

		184,162	367,920	7,272,834	18.18	0.38

Youku.Com, Inc. Class A Common Stock	07/11/2011	16	—	25	1.56	0.00

				$20,392,462		2.32%

(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(3)	Illiquid security. At November 30, 2013, the aggregate value of these securities was $20,392,462 representing 2.3% of net assets.
(4)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2.
(5)	At November 30, 2013, the Fund had loaned securities with a total value of $63,573,095. This was secured by collateral of $63,996,576, which was received in cash and subsequently invested in short-term investments currently value at $63,996,576 as reported in the portfolio of investments. The remaining collateral of $1,066,653 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2013
Fed. National Mtg. Assoc.	3.00% to 4.00%	10/25/2029 to 05/25/2042	$590,346
United States Treasury Notes/Bonds	0.25% to 5.38%	08/31/2014 to 02/15/2031	476,307

(6)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stocks:
Applications Software	$75,827,868	$—	$—	$75,827,868
Computers	53,369,587	—	—	53,369,587
E-Commerce/Products	56,454,022	—	—	56,454,022
Electronic Components - Semiconductors	80,663,358	—	—	80,663,358
Food - Misc./Diversified	—	—	233,301	233,301
Internet Content - Entertainment	42,551,787	7,272,859	—	49,824,646
Internet Security	4,959,721	9,540,170	—	14,499,891
Semiconductor Components - Integrated Circuits	69,869,746	—	—	69,869,746
Web Portals/ISP	80,960,616	—	1,657,942	82,618,558
Other Industries*	357,870,113	—	—	357,870,113
Convertible Preferred Securities	—	—	1,688,190	1,688,190
Short-Term Investment Securities:
Registered Investment Companies	86,590,830	—	—	86,590,830
Time Deposits	—	13,814,000	—	13,814,000
Repurchase Agreement	—	8,023,000	—	8,023,000

Total	$909,117,648	$38,650,029	$3,579,433	$951,347,110

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $63,532,064 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of 5/31/2013	$1,378,279	$7,508,094
Accrued discounts	—	—
Accrued premiums	—	—
Realized Gain	14,800	—
Realized Loss	—	—
Change in unrealized appreciation(1)	338,392	365,870
Change in unrealized depreciation(1)	—	(3,186,167)
Net Purchases	233,301	—
Net Sales	(73,529)	(2,999,607)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 11/30/2013	$1,891,243	$1,688,190

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at November 30, 2013 includes:

Common Stocks	Convertible Preferred Securities
$338,391	$365,870

At the end of the reporting period, Level 3 investment in securities were not considered a material portion of the Fund.

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO PROFILE — November 30, 2013 (unaudited)

Industry Allocation*

Registered Investment Companies	7.0%
Medical — Drugs	5.7
Medical — Biomedical/Gene	5.4
Medical Products	5.3
Enterprise Software/Service	4.4
Transport — Truck	3.0
Chemicals — Specialty	3.0
Wireless Equipment	2.9
Finance — Consumer Loans	2.8
Applications Software	2.8
Oil Companies — Exploration & Production	2.6
Schools	2.4
Retail — Apparel/Shoe	2.3
Retail — Restaurants	2.3
Human Resources	2.1
Food — Misc./Diversified	2.0
Industrial Audio & Video Products	2.0
Medical Instruments	1.9
Finance — Other Services	1.8
Electronic Components — Semiconductors	1.8
Aerospace/Defense	1.8
Consulting Services	1.8
Office Furnishings — Original	1.6
Instruments — Scientific	1.6
Advanced Materials	1.6
Electronic Components — Misc.	1.6
Medical — Hospitals	1.5
Aerospace/Defense — Equipment	1.5
Retail — Vitamins & Nutrition Supplements	1.5
Repurchase Agreements	1.5
Networking Products	1.5
B2B/E-Commerce	1.4
E-Commerce/Products	1.4
Medical Labs & Testing Services	1.4
Auto/Truck Parts & Equipment — Replacement	1.4
Oil — Field Services	1.3
Health Care Cost Containment	1.2
Hazardous Waste Disposal	1.1
Finance — Investment Banker/Broker	1.1
Building & Construction Products — Misc.	1.1
Retail — Sporting Goods	1.1
Investment Management/Advisor Services	1.1
Food — Dairy Products	1.0
Casino Services	1.0
Banks — Commercial	1.0
Oil Field Machinery & Equipment	1.0
Seismic Data Collection	0.9
Machinery — General Industrial	0.9
Computer Aided Design	0.9
Retail — Home Furnishings	0.9
Vitamins & Nutrition Products	0.8
Computers	0.8
Commercial Services — Finance	0.7
Insurance — Property/Casualty	0.7
MRI/Medical Diagnostic Imaging	0.6
Electric Products — Misc.	0.5
Telecom Services	0.5

106.8%

*	Calculated as a percentage of net assets

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.3%
Advanced Materials — 1.6%
Hexcel Corp.†	39,163	$1,720,431

Aerospace/Defense — 1.8%
Teledyne Technologies, Inc.†	20,700	1,919,511

Aerospace/Defense - Equipment — 1.5%
HEICO Corp., Class A	39,622	1,642,332

Applications Software — 2.8%
Infoblox, Inc.†	46,710	1,484,444
InterXion Holding NV†	66,980	1,507,720

		2,992,164

Auto/Truck Parts & Equipment-Replacement — 1.4%
Dorman Products, Inc.†#	29,100	1,448,598

B2B/E-Commerce — 1.4%
SPS Commerce, Inc.†	23,300	1,532,441

Banks - Commercial — 1.0%
Signature Bank†	9,824	1,043,800

Building & Construction Products - Misc. — 1.1%
Drew Industries, Inc.†	21,700	1,176,357

Casino Services — 1.0%
Multimedia Games Holding Co., Inc.†	37,300	1,081,700

Chemicals - Specialty — 3.0%
Cytec Industries, Inc.	16,300	1,458,524
Quaker Chemical Corp.	21,100	1,709,944

		3,168,468

Commercial Services - Finance — 0.7%
Heartland Payment Systems, Inc.#	16,850	756,734

Computer Aided Design — 0.9%
Aspen Technology, Inc.†	24,472	967,378

Computers — 0.8%
Silicon Graphics International Corp.†#	61,300	816,516

Consulting Services — 1.8%
Huron Consulting Group, Inc.†	32,100	1,908,024

E-Commerce/Products — 1.4%
Shutterfly, Inc.†#	31,859	1,504,701

Electric Products - Misc. — 0.5%
GrafTech International, Ltd.†	50,500	581,760

Electronic Components - Misc. — 1.6%
InvenSense, Inc.†#	98,800	1,708,252

Electronic Components - Semiconductors — 1.8%
Microsemi Corp.†	79,795	1,949,392

Enterprise Software/Service — 4.4%
Proofpoint, Inc.†#	72,790	2,220,095
Qlik Technologies, Inc.†	40,200	1,008,216
Ultimate Software Group, Inc.†#	9,533	1,493,726

		4,722,037

Finance - Consumer Loans — 2.8%
Portfolio Recovery Associates, Inc.†#	36,768	2,147,251
Regional Management Corp.†	26,900	904,647

		3,051,898

Finance - Investment Banker/Broker — 1.1%
FXCM, Inc., Class A#	71,900	1,197,854

Finance - Other Services — 1.8%
MarketAxess Holdings, Inc.	13,504	950,276
WageWorks, Inc.†	17,900	1,025,670

		1,975,946

Security Description	Shares	Value (Note 2)

Food - Dairy Products — 1.0%
WhiteWave Foods Co., Class A†#	52,400	$1,114,548

Food - Misc./Diversified — 2.0%
Hain Celestial Group, Inc.†#	25,453	2,104,709

Hazardous Waste Disposal — 1.1%
Clean Harbors, Inc.†#	23,100	1,218,987

Health Care Cost Containment — 1.2%
ExamWorks Group, Inc.†#	42,100	1,242,371

Human Resources — 2.1%
AMN Healthcare Services, Inc.†	84,837	1,177,537
Team Health Holdings, Inc.†	23,323	1,089,884

		2,267,421

Industrial Audio & Video Products — 2.0%
Imax Corp.†#	67,800	2,090,274

Instruments - Scientific — 1.6%
FEI Co.	9,990	909,589
Fluidigm Corp.†#	25,600	813,568

		1,723,157

Insurance - Property/Casualty — 0.7%
Amtrust Financial Services, Inc.#	17,959	750,866

Investment Management/Advisor Services — 1.1%
WisdomTree Investments, Inc.†#	73,800	1,130,616

Machinery - General Industrial — 0.9%
Middleby Corp.†	4,433	978,984

Medical Instruments — 1.9%
DexCom, Inc.†	36,975	1,223,503
Techne Corp.	10,100	863,954

		2,087,457

Medical Labs & Testing Services — 1.4%
ICON PLC†	38,800	1,479,832

Medical Products — 5.3%
Cyberonics, Inc.†	25,232	1,733,943
Globus Medical, Inc., Class A†#	75,500	1,454,130
West Pharmaceutical Services, Inc.	23,778	1,186,998
Zeltiq Aesthetics, Inc.†	75,800	1,329,532

		5,704,603

Medical - Biomedical/Gene — 5.4%
Aegerion Pharmaceuticals, Inc.†#	18,275	1,296,246
Bluebird Bio, Inc.†#	23,300	475,786
KYTHERA Biopharmaceuticals, Inc.†#	18,800	732,824
Ligand Pharmaceuticals, Inc., Class B†#	36,957	2,057,766
NPS Pharmaceuticals, Inc.†	48,018	1,268,155

		5,830,777

Medical - Drugs — 5.7%
Amicus Therapeutics, Inc.†#	219,020	536,599
Chimerix, Inc.†	35,000	560,700
Endocyte, Inc.†#	39,500	455,830
Jazz Pharmaceuticals PLC†#	13,420	1,569,066
Orexigen Therapeutics, Inc.†#	149,400	1,020,402
Pacira Pharmaceuticals, Inc.†	25,200	1,390,788
Receptos, Inc.†#	26,900	622,466

		6,155,851

Medical - Hospitals — 1.5%
Acadia Healthcare Co., Inc.†#	35,900	1,658,580

MRI/Medical Diagnostic Imaging — 0.6%
Surgical Care Affiliates, Inc.†	20,200	614,888

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Networking Products — 1.5%
LogMeIn, Inc.†	45,500	$1,569,750

Office Furnishings - Original — 1.6%
Steelcase, Inc., Class A	106,300	1,735,879

Oil Companies - Exploration & Production — 2.6%
Carrizo Oil & Gas, Inc.†	28,300	1,144,452
Diamondback Energy, Inc.†#	12,900	641,646
Rosetta Resources, Inc.†	18,950	958,301

		2,744,399

Oil Field Machinery & Equipment — 1.0%
Dril-Quip, Inc.†	9,595	1,041,633

Oil - Field Services — 1.3%
MRC Global, Inc.†	46,900	1,434,671

Retail - Apparel/Shoe — 2.3%
Burlington Stores, Inc.†	20,500	583,020
DSW, Inc., Class A#	42,060	1,885,550

		2,468,570

Retail - Home Furnishings — 0.9%
Restoration Hardware Holdings, Inc.†	12,100	913,550

Retail - Restaurants — 2.3%
Bloomin’ Brands, Inc.†#	57,300	1,501,260
Noodles & Co.†#	23,100	938,553

		2,439,813

Retail - Sporting Goods — 1.1%
Cabela’s, Inc.†#	19,180	1,174,775

Retail - Vitamins & Nutrition Supplements — 1.5%
Vitamin Shoppe, Inc.†	29,685	1,611,005

Schools — 2.4%
Capella Education Co.†#	14,200	933,224
Grand Canyon Education, Inc.†#	36,410	1,658,111

		2,591,335

Seismic Data Collection — 0.9%
Geospace Technologies Corp.†#	11,525	1,005,787

Telecom Services — 0.5%
RigNet, Inc.†	12,728	540,685

Transport - Truck — 3.0%
Old Dominion Freight Line, Inc.†#	25,131	1,295,000
Roadrunner Transportation Systems, Inc.†	69,889	1,913,561

		3,208,561

Security Description	Shares/ Principal Amount	Value (Note 2)

Vitamins & Nutrition Products — 0.8%
Natural Grocers by Vitamin Cottage, Inc.†#	24,080	$885,662

Wireless Equipment — 2.9%
Aruba Networks, Inc.†#	78,589	1,402,028
Ubiquiti Networks, Inc.#	44,600	1,757,240

		3,159,268

Total Long-Term Investment Securities
(cost $83,753,526)		105,545,558

SHORT-TERM INVESTMENT SECURITIES — 7.0%
Registered Investment Companies — 7.0%
State Street Navigator Securities Lending Prime Portfolio (cost $7,568,058)(1)	7,568,058	7,568,058

REPURCHASE AGREEMENT — 1.5%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 11/29/2013, to be repurchased 12/02/2013 in the amount of $1,576,000 and collateralized by $1,770,000 of Federal Home Loan Mtg. Corp., bearing interest at 2.00% due 01/30/2023 and having approximate value of $1,609,339 (cost $1,576,000)	$1,576,000	1,576,000

TOTAL INVESTMENTS
(cost $92,897,584)(2)	106.8%	114,689,616
Liabilities in excess of other assets	(6.8)	(7,305,602)

NET ASSETS	100.0%	$107,384,014

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	At November 30, 2013, the Fund had loaned securities with a total value of $7,508,160. This was secured by $7,568,058, which was received in cash and subsequently invested in short-term investments currently valued at $ 7,568,058 as reported in the portfolio of investments. Additional collateral of $ 108,982 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2013
Federal National Mtg. Assoc.	3.00% to 3.13%	10/25/2029 to 05/25/2042	$7,115
United States Treasury Notes/Bonds	0.13% to 5.38%	04/30/2015 to 11/15/2022	101,867

(2)	See Note 5 for cost of investments on a tax basis

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Medical Products	$5,704,603	$—	$—	$5,704,603
Medical - Biomedical/Gene	5,830,777	—	—	5,830,777
Medical - Drugs	6,155,851	—	—	6,155,851
Other Industries*	87,854,327	—	—	87,854,327
Short-Term Investment Securities:
Registered Investment Companies	7,568,058	—	—	7,568,058
Repurchase Agreement	—	1,576,000	—	1,576,000

Total Assets	$113,113,616	$1,576,000	$—	$114,689,616

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company I Small Cap Fund

PORTFOLIO PROFILE — November 30, 2013 (unaudited)

Industry Allocation*

Registered Investment Companies	14.0%
Banks — Commercial	9.1
Retail — Restaurants	3.9
Real Estate Investment Trusts	3.4
Oil — Field Services	3.3
Medical — Biomedical/Gene	3.2
Oil Companies — Exploration & Production	2.9
Medical Products	2.7
Transport — Truck	2.1
Medical — Drugs	2.0
Finance — Investment Banker/Broker	2.0
Computers — Integrated Systems	1.9
Electronic Components — Semiconductors	1.7
Retail — Apparel/Shoe	1.5
Investment Management/Advisor Services	1.4
Medical — Hospitals	1.4
Auto/Truck Parts & Equipment — Original	1.3
Enterprise Software/Service	1.3
Metal Processors & Fabrication	1.2
Time Deposits	1.1
Medical — Outpatient/Home Medical	1.1
Computer Software	1.1
Building & Construction Products — Misc.	1.1
Commercial Services	1.0
Telecommunication Equipment	0.9
Instruments — Controls	0.9
Wire & Cable Products	0.9
Containers — Paper/Plastic	0.9
Semiconductor Components — Integrated Circuits	0.9
Insurance — Property/Casualty	0.9
Chemicals — Diversified	0.9
Batteries/Battery Systems	0.9
Home Furnishings	0.9
Non — Hazardous Waste Disposal	0.9
Miscellaneous Manufacturing	0.8
Broadcast Services/Program	0.8
Oil Field Machinery & Equipment	0.8
Electronic Components — Misc.	0.8
Office Furnishings — Original	0.8
Chemicals — Specialty	0.8
Consulting Services	0.8
Gas — Distribution	0.8
Insurance — Multi-line	0.7
Casino Services	0.7
Aerospace/Defense — Equipment	0.7
Engineering/R&D Services	0.7
Steel Pipe & Tube	0.7
Building Products — Cement	0.7
Savings & Loans/Thrifts	0.7
Distribution/Wholesale	0.7
Building — Mobile Home/Manufactured Housing	0.7
Diversified Manufacturing Operations	0.7
Food — Canned	0.7
E-Marketing/Info	0.7
Retail — Automobile	0.7
Retail — Vitamins & Nutrition Supplements	0.7
Electric — Integrated	0.7
Retail — Home Furnishings	0.6
Advertising Agencies	0.6
Banks — Fiduciary	0.6
Insurance Brokers	0.6
Insurance — Life/Health	0.6
Physicians Practice Management	0.6
Food — Wholesale/Distribution	0.6
Real Estate Management/Services	0.6
Applications Software	0.6
Electronic Design Automation	0.6
Paper & Related Products	0.6
Leisure Products	0.5

Telecom Equipment — Fiber Optics	0.5
Instruments — Scientific	0.5
Semiconductor Equipment	0.5
Electronic Measurement Instruments	0.4
Building Products — Air & Heating	0.4
Therapeutics	0.4
Food — Misc./Diversified	0.3
Medical Instruments	0.3
Financial Guarantee Insurance	0.3
Telecom Services	0.3
Medical — HMO	0.3
Lighting Products & Systems	0.3
Retail — Sporting Goods	0.3
Independent Power Producers	0.3
Advanced Materials	0.2
Aerospace/Defense	0.2
Wireless Equipment	0.2
Consumer Products — Misc.	0.2
Machinery — General Industrial	0.2
Human Resources	0.2
Machinery — Pumps	0.2
Retail — Discount	0.2
Coal	0.2
Apparel Manufacturers	0.2
Garden Products	0.2
Metal — Diversified	0.2
Building Products — Doors & Windows	0.2
Computer Services	0.2
Airlines	0.2
Transport — Services	0.2
Rental Auto/Equipment	0.2
Building — Residential/Commercial	0.2
Printing — Commercial	0.2
Auto Repair Centers	0.2
Environmental Monitoring & Detection	0.2
Telephone — Integrated	0.2
E-Commerce/Services	0.1
Decision Support Software	0.1
Real Estate Operations & Development	0.1
Lasers — System/Components	0.1
Medical Sterilization Products	0.1
Diagnostic Kits	0.1
Transactional Software	0.1
Food — Retail	0.1
Retail — Misc./Diversified	0.1
Publishing — Newspapers	0.1
Seismic Data Collection	0.1
Energy — Alternate Sources	0.1
Internet Infrastructure Software	0.1
Internet Content — Entertainment	0.1
Steel — Producers	0.1
Industrial Automated/Robotic	0.1
Power Converter/Supply Equipment	0.1
Electronic Security Devices	0.1
Internet Application Software	0.1
Data Processing/Management	0.1
Diversified Minerals	0.1
Retail — Leisure Products	0.1
Diagnostic Equipment	0.1
Gambling (Non — Hotel)	0.1
Computers — Memory Devices	0.1
Publishing — Books	0.1
Diversified Operations	0.1
Investment Companies	0.1
Retail — Regional Department Stores	0.1
Quarrying	0.1
Internet Content — Information/News	0.1
Professional Sports	0.1
Brewery	0.1

VALIC Company I Small Cap Fund

PORTFOLIO PROFILE — November 30, 2013 (unaudited) — (continued)

Industry Allocation* (continued)

Gold Mining	0.1%
Vitamins & Nutrition Products	0.1
Food — Baking	0.1
Internet Security	0.1
Finance — Leasing Companies	0.1
E-Services/Consulting	0.1
Filtration/Separation Products	0.1
Textile — Products	0.1
Heart Monitors	0.1
Pharmacy Services	0.1
Storage/Warehousing	0.1
Industrial Audio & Video Products	0.1
Electric Products — Misc.	0.1
Internet Connectivity Services	0.1
Networking Products	0.1
Pollution Control	0.1
Radio	0.1
Building — Heavy Construction	0.1
Retail — Convenience Store	0.1
Internet Telephone	0.1
Footwear & Related Apparel	0.1
Transport — Equipment & Leasing	0.1

113.7%

*	Calculated as a percentage of net assets

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.5%
Advanced Materials — 0.2%
Core Molding Technologies, Inc.†	25,700	$296,578
Hexcel Corp.†	12,900	566,697
STR Holdings, Inc.†#	24,600	45,264

		908,539

Advertising Agencies — 0.6%
Interpublic Group of Cos., Inc.	136,795	2,380,233

Advertising Services — 0.0%
Marchex, Inc., Class B	13,500	126,630

Aerospace/Defense — 0.2%
Teledyne Technologies, Inc.†	9,500	880,935

Aerospace/Defense - Equipment — 0.7%
Ducommun, Inc.†	6,400	162,176
LMI Aerospace, Inc.†	6,100	77,409
Moog, Inc., Class A†	6,000	412,020
Triumph Group, Inc.#	28,835	2,132,060

		2,783,665

Agricultural Chemicals — 0.0%
Intrepid Potash, Inc.†#	3,900	60,255

Agricultural Operations — 0.0%
Cadiz, Inc.†	14,400	85,104
MGP Ingredients, Inc.	13,100	65,631

		150,735

Airlines — 0.2%
Allegiant Travel Co.	5,900	653,130

Apparel Manufacturers — 0.2%
Quiksilver, Inc.†#	77,300	687,970

Applications Software — 0.6%
Actuate Corp.†	116,796	918,017
Bsquare Corp.†	13,900	45,453
Callidus Software, Inc.†	19,500	212,940
Cvent, Inc.†#	1,600	52,112
PDF Solutions, Inc.†	9,100	211,120
Progress Software Corp.†	12,950	341,103
Tangoe, Inc.†#	22,500	354,150

		2,134,895

Audio/Video Products — 0.0%
VOXX International Corp.†	5,000	89,200

Auto Repair Centers — 0.2%
Monro Muffler Brake, Inc.#	9,825	521,314
TravelCenters of America LLC†	9,000	95,670

		616,984

Auto/Truck Parts & Equipment - Original — 1.3%
Accuride Corp.†	20,000	70,200
Dana Holding Corp.	94,438	1,915,203
Miller Industries, Inc.	10,000	190,200
SORL Auto Parts, Inc.†	15,300	63,036
Spartan Motors, Inc.	21,600	149,256
Strattec Security Corp.#	7,600	341,012
TRW Automotive Holdings Corp.†	30,447	2,362,687

		5,091,594

Auto/Truck Parts & Equipment - Replacement — 0.0%
Commercial Vehicle Group, Inc.†	6,700	50,987

Banks - Commercial — 9.1%
1st United Bancorp, Inc.	14,300	116,545
American National Bankshares, Inc.	5,900	153,164
American River Bankshares†	19,500	179,595

Security Description	Shares	Value (Note 2)

Banks - Commercial (continued)
BancorpSouth, Inc.#	93,245	$2,229,488
BankUnited, Inc.	16,300	526,164
Berkshire Bancorp, Inc.	6,500	46,735
Bridge Capital Holdings†	7,200	137,520
Capital Bank Financial Corp., Class A†#	17,400	406,116
Capital City Bank Group, Inc.†	9,600	114,816
Citizens Holding Co.	4,500	81,000
CNB Financial Corp.	8,500	170,000
CVB Financial Corp.#	149,316	2,409,960
East West Bancorp, Inc.#	87,397	2,995,969
Enterprise Bancorp, Inc.	6,821	139,558
Enterprise Financial Services Corp.	10,000	195,600
Farmers Capital Bank Corp.†	7,900	174,590
First Bancorp	9,000	153,720
First Bancorp, Inc.	7,165	128,612
First Horizon National Corp.#	44,400	497,724
Glacier Bancorp, Inc.#	117,301	3,514,338
Hampton Roads Bankshares, Inc.†	85,000	136,850
Heritage Commerce Corp.	13,500	111,510
Heritage Financial Corp.	8,300	142,760
Independent Bank Corp.†	14,000	166,320
LNB Bancorp, Inc.	16,300	160,718
Merchants Bancshares, Inc.	4,600	145,820
Metro Bancorp, Inc.†	10,500	235,200
MetroCorp Bancshares, Inc.	8,000	114,640
MidWestOne Financial Group, Inc.	5,400	151,146
Northrim BanCorp, Inc.	7,100	186,375
Ohio Valley Banc Corp.	6,400	138,240
Pacific Continental Corp.	13,000	187,720
PacWest Bancorp#	61,870	2,545,332
Park Sterling Corp.	25,200	178,668
Peoples Bancorp of North Carolina, Inc.	5,500	74,635
Peoples Bancorp, Inc.	6,300	150,948
Pinnacle Financial Partners, Inc.#	5,500	179,025
Preferred Bank†	3,320	67,529
Prosperity Bancshares, Inc.#	9,600	615,648
Seacoast Banking Corp. of Florida†	65,500	148,030
Sierra Bancorp	9,400	166,380
Signature Bank†#	9,800	1,041,250
Southcoast Financial Corp.†	5,000	29,950
Southern National Bancorp of Virginia, Inc.	15,000	146,400
Southwest Bancorp, Inc.†	13,500	231,795
Suffolk Bancorp†	9,100	185,458
Synovus Financial Corp.#	108,736	379,489
TCF Financial Corp.#	17,200	269,524
Texas Capital Bancshares, Inc.†#	54,957	3,086,935
United Security Bancshares	20,324	96,742
Valley National Bancorp.#	23,572	239,256
Washington Banking Co.	8,500	152,490
Washington Trust Bancorp, Inc.	6,500	238,290
Webster Financial Corp.#	71,226	2,099,742
West Bancorporation, Inc.	14,344	231,225
Westamerica Bancorporation#	7,400	409,812
Western Alliance Bancorp†	120,430	2,796,384
Wintrust Financial Corp.#	52,126	2,364,435
Zions Bancorporation#	12,800	375,424

		34,749,309

Banks - Fiduciary — 0.6%
Boston Private Financial Holdings, Inc.#	195,472	2,325,139

Banks - Mortgage — 0.0%
Walker & Dunlop, Inc.†#	4,100	66,502

Batteries/Battery Systems — 0.9%
EnerSys, Inc.#	46,291	3,302,863

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Beverages - Non-alcoholic — 0.0%
Primo Water Corp.†	21,600	$66,312

Brewery — 0.1%
Craft Brew Alliance, Inc.†	18,800	333,700

Broadcast Services/Program — 0.8%
Nexstar Broadcasting Group, Inc., Class A#	63,792	3,168,549

Building & Construction Products - Misc. — 1.1%
Gibraltar Industries, Inc.†#	5,550	98,235
Louisiana - Pacific Corp.†#	32,900	539,560
Quanex Building Products Corp.#	14,700	262,248
Simpson Manufacturing Co., Inc.#	4,400	159,720
Trex Co., Inc.†	44,309	3,207,529

		4,267,292

Building Products - Air & Heating — 0.4%
AAON, Inc.	9,750	300,007
Lennox International, Inc.#	13,000	1,071,200

		1,371,207

Building Products - Cement — 0.7%
Eagle Materials, Inc.#	32,539	2,538,042
Martin Marietta Materials, Inc.#	2,100	202,776

		2,740,818

Building Products - Doors & Windows — 0.2%
Apogee Enterprises, Inc.#	18,544	664,246

Building Products - Light Fixtures — 0.0%
LSI Industries, Inc.	18,400	159,896

Building - Heavy Construction — 0.1%
Orion Marine Group, Inc.†	16,100	191,107

Building - Mobile Home/Manufactured Housing — 0.7%
Thor Industries, Inc.#	48,678	2,632,019

Building - Residential/Commercial — 0.2%
Meritage Homes Corp.†#	11,100	483,738
Standard Pacific Corp.†#	18,100	148,058

		631,796

Casino Hotels — 0.0%
Monarch Casino & Resort, Inc.†	7,500	133,125

Casino Services — 0.7%
Bally Technologies, Inc.†#	37,342	2,784,593

Chemicals - Diversified — 0.9%
FMC Corp.#	31,063	2,263,250
Rockwood Holdings, Inc.#	15,500	1,061,130

		3,324,380

Chemicals - Plastics — 0.0%
Landec Corp.†	14,800	173,752

Chemicals - Specialty — 0.8%
KMG Chemicals, Inc.	7,800	141,804
Minerals Technologies, Inc.	43,271	2,570,297
Oil-Dri Corp. of America	4,900	197,078

		2,909,179

Circuit Boards — 0.0%
UQM Technologies, Inc.†	57,300	114,027

Coal — 0.2%
Cloud Peak Energy, Inc.†#	21,600	357,264
James River Coal Co.†	43,200	61,776
Westmoreland Coal Co.†	18,500	276,760

		695,800

Security Description	Shares	Value (Note 2)

Commercial Services — 1.0%
Collectors Universe	7,200	$119,448
HMS Holdings Corp.†#	19,300	442,163
Intersections, Inc.	12,500	96,750
Mac-Gray Corp.	10,700	227,910
Providence Service Corp.†	7,700	211,134
Quanta Services, Inc.†	6,617	195,929
RPX Corp.†	1,000	16,520
Team, Inc.†#	60,844	2,489,737

		3,799,591

Commercial Services - Finance — 0.0%
Xoom Corp.†	3,100	85,669

Communications Software — 0.0%
Digi International, Inc.†	13,300	152,950

Computer Data Security — 0.0%
Fortinet, Inc.†#	6,000	102,600
Qualys, Inc.†#	2,300	56,856

		159,456

Computer Services — 0.2%
Dynamics Research Corp.†	10,000	72,400
FleetMatics Group PLC†#	11,600	448,920
LivePerson, Inc.†#	10,900	133,961

		655,281

Computer Software — 1.1%
Computer Modelling Group, Ltd.	3,100	78,981
SS&C Technologies Holdings, Inc.†#	97,680	4,210,985

		4,289,966

Computers - Integrated Systems — 1.8%
Agilysys, Inc.†	13,000	169,910
Cray, Inc.†#	136,227	3,243,565
Jack Henry & Associates, Inc.#	58,263	3,307,590

		6,721,065

Computers - Memory Devices — 0.1%
Datalink Corp.†	11,100	116,217
Dot Hill Systems Corp.†	87,300	223,488
Netlist, Inc.†	37,900	26,530

		366,235

Computers - Periphery Equipment — 0.0%
Synaptics, Inc.†#	800	40,408

Consulting Services — 0.8%
CRA International, Inc.†	7,700	142,219
Hackett Group, Inc.	27,900	174,375
Information Services Group, Inc.†	42,400	173,840
MAXIMUS, Inc.	51,759	2,355,034
PDI, Inc.†	9,800	50,176

		2,895,644

Consumer Products - Misc. — 0.2%
Costa, Inc.†	13,000	284,700
Kid Brands, Inc.†	18,000	19,080
Tumi Holdings, Inc.†#	21,300	511,200

		814,980

Containers - Paper/Plastic — 0.9%
Berry Plastics Group, Inc.†	22,000	471,900
Graphic Packaging Holding Co.†	324,070	2,910,149

		3,382,049

Cosmetics & Toiletries — 0.0%
CCA Industries, Inc.	3,421	10,776

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Data Processing/Management — 0.1%
CommVault Systems, Inc.†#	4,400	$329,340
Innodata, Inc.†	25,000	64,250

		393,590

Decision Support Software — 0.1%
Interactive Intelligence Group, Inc.†	8,500	552,840

Diagnostic Equipment — 0.1%
BioTelemetry, Inc.†	36,900	387,081

Diagnostic Kits — 0.1%
Meridian Bioscience, Inc.#	21,200	521,096

Diamonds/Precious Stones — 0.0%
Petra Diamonds, Ltd.†	35,600	63,281

Direct Marketing — 0.0%
ValueVision Media, Inc., Class A†	18,400	105,984

Distribution/Wholesale — 0.7%
Beacon Roofing Supply, Inc.†#	51,343	1,908,933
Core-Mark Holding Co., Inc.	3,400	250,988
Pool Corp.#	9,711	544,204

		2,704,125

Diversified Manufacturing Operations — 0.7%
AZZ, Inc.	10,900	532,792
Chase Corp.	7,100	226,206
EnPro Industries, Inc.†#	10,200	577,320
Fabrinet†#	12,000	237,600
Harsco Corp.	15,400	402,710
Koppers Holdings, Inc.#	10,100	478,538
Lydall, Inc.†	7,000	124,810
Standex International Corp.	400	23,568

		2,603,544

Diversified Minerals — 0.1%
AMCOL International Corp.#	7,800	243,048
United States Lime & Minerals, Inc.†	2,600	150,046

		393,094

Diversified Operations — 0.1%
Horizon Pharma, Inc.†	27,700	199,994
Resource America, Inc., Class A	17,400	163,734

		363,728

E-Commerce/Products — 0.0%
1-800-FLOWERS.COM, Inc., Class A†	20,600	104,854

E-Commerce/Services — 0.1%
Angie’s List, Inc.†#	8,600	111,972
OpenTable, Inc.†#	4,600	384,422
Zillow, Inc., Class A†#	300	23,586

		519,980

E-Marketing/Info — 0.7%
Marketo, Inc.†#	11,500	334,650
ValueClick, Inc.†#	105,234	2,252,008

		2,586,658

E-Services/Consulting — 0.1%
Sapient Corp.†	18,000	283,140

Electric Products - Misc. — 0.1%
Graham Corp.	5,800	216,804

Electric - Integrated — 0.7%
Cleco Corp.	2,900	132,559
El Paso Electric Co.	10,800	389,124
Empire District Electric Co.	5,000	113,500

Security Description	Shares	Value (Note 2)

Electric - Integrated (continued)
NorthWestern Corp.#	4,300	$189,114
OGE Energy Corp.	16,900	581,698
PNM Resources, Inc.	26,200	609,674
UNS Energy Corp.	10,000	478,800

		2,494,469

Electronic Components - Misc. — 0.8%
CTS Corp.	11,600	210,888
Gentex Corp.#	6,000	178,860
Pulse Electronics Corp.†	3,040	10,305
Sanmina Corp.†#	149,460	2,313,641
Viasystems Group, Inc.†	11,000	163,350
Vishay Precision Group, Inc.†	8,800	149,600

		3,026,644

Electronic Components - Semiconductors — 1.7%
AXT, Inc.†	21,202	50,037
Cavium, Inc.†#	8,600	311,320
Diodes, Inc.†	11,350	231,880
Fairchild Semiconductor International, Inc.†#	139,867	1,780,507
GSI Technology, Inc.†	19,800	137,016
GT Advanced Technologies, Inc.†#	11,300	110,853
Intersil Corp., Class A	2,900	30,508
Kopin Corp.†#	56,300	229,704
Mellanox Technologies, Ltd.†#	5,100	198,594
Mindspeed Technologies, Inc.†	2,902	14,597
Pixelworks, Inc.†	36,900	156,456
PLX Technology, Inc.†	18,300	123,342
PMC - Sierra, Inc.†#	66,700	400,200
Rubicon Technology, Inc.†	11,000	111,980
Semtech Corp.†#	74,385	2,210,722
Silicon Laboratories, Inc.†#	7,500	292,875

		6,390,591

Electronic Design Automation — 0.6%
Cadence Design Systems, Inc.†#	160,985	2,133,051

Electronic Measurement Instruments — 0.4%
Analogic Corp.	3,800	367,156
CyberOptics Corp.†	18,900	96,768
ESCO Technologies, Inc.#	11,500	391,690
FARO Technologies, Inc.†	5,500	299,970
National Instruments Corp.#	14,200	443,892
Orbotech, Ltd.†	5,900	82,541

		1,682,017

Electronic Security Devices — 0.1%
American Science & Engineering, Inc.#	5,700	408,462

Electronics - Military — 0.0%
M/A - COM Technology Solutions Holdings, Inc.†	9,700	155,200

Energy - Alternate Sources — 0.1%
Amyris, Inc.†	50,800	141,224
Ocean Power Technologies, Inc.†	17,900	34,547
REX American Resources Corp.†	4,600	150,604
Saratoga Resources, Inc.†	17,300	23,874
Solazyme, Inc.†#	9,600	86,016

		436,265

Engineering/R&D Services — 0.7%
Foster Wheeler AG†	85,292	2,586,906
VSE Corp.	3,700	189,514

		2,776,420

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Enterprise Software/Service — 1.3%
American Software, Inc., Class A	11,600	$111,940
Concur Technologies, Inc.†#	3,100	300,979
Guidewire Software, Inc.†	7,400	353,202
Informatica Corp.†#	53,620	2,080,992
MicroStrategy, Inc., Class A†#	12,304	1,591,277
Proofpoint, Inc.†#	4,700	143,350
PROS Holdings, Inc.†	9,600	369,984

		4,951,724

Environmental Monitoring & Detection — 0.2%
Mine Safety Appliances Co.	12,100	602,822

Filtration/Separation Products — 0.1%
CLARCOR, Inc.#	4,500	272,385

Finance - Consumer Loans — 0.0%
Asta Funding, Inc.	13,200	112,464

Finance - Investment Banker/Broker — 2.0%
Diamond Hill Investment Group, Inc.	1,700	211,225
E*TRADE Financial Corp.†#	231,270	4,144,358
Evercore Partners, Inc., Class A#	45,314	2,485,473
FBR & Co.†	9,750	274,073
JMP Group, Inc.	16,300	106,928
Piper Jaffray Cos.†#	4,000	152,080
SWS Group, Inc.†	21,300	137,598

		7,511,735

Finance - Leasing Companies — 0.1%
California First National Bancorp	6,000	98,220
Marlin Business Services Corp.	7,500	186,375

		284,595

Finance - Mortgage Loan/Banker — 0.0%
Arlington Asset Investment Corp., Class A	3,000	80,130
PennyMac Financial Services, Inc., Class A†#	2,800	50,120

		130,250

Financial Guarantee Insurance — 0.3%
Assured Guaranty, Ltd.#	27,677	649,856
MGIC Investment Corp.†#	12,400	100,564
Radian Group, Inc.#	28,400	404,984

		1,155,404

Food - Baking — 0.1%
Flowers Foods, Inc.#	14,400	312,912

Food - Canned — 0.7%
Seneca Foods Corp., Class B†#	200	5,764
TreeHouse Foods, Inc.†#	37,012	2,596,392

		2,602,156

Food - Misc./Diversified — 0.3%
Annie’s, Inc.†#	4,200	192,990
Grubhub Seamless, Inc.†(1)(2)(3)	10,533	89,931
Inventure Foods, Inc.†	17,900	228,941
John B. Sanfilippo & Son, Inc.	6,600	168,234
Pinnacle Foods, Inc.#	12,600	347,634
Senomyx, Inc.†#	47,700	200,817

		1,228,547

Food - Retail — 0.1%
Fresh Market, Inc.†#	12,200	496,662

Food - Wholesale/Distribution — 0.6%
Spartan Stores, Inc.#	7,560	175,392
United Natural Foods, Inc.†#	28,713	1,976,890

		2,152,282

Security Description	Shares	Value (Note 2)

Footwear & Related Apparel — 0.1%
R.G. Barry Corp.	9,700	$186,240

Gambling (Non-Hotel) — 0.1%
Dover Downs Gaming & Entertainment, Inc.†	43,334	63,701
Isle of Capri Casinos, Inc.†	23,400	190,242
Lakes Entertainment, Inc.†	30,400	120,080

		374,023

Garden Products — 0.2%
Toro Co.	11,100	684,981

Gas - Distribution — 0.8%
Chesapeake Utilities Corp.#	2,400	139,632
Delta Natural Gas Co., Inc.	3,800	84,474
Southwest Gas Corp.	10,700	567,742
UGI Corp.#	51,642	2,079,107

		2,870,955

Gold Mining — 0.1%
Franco-Nevada Corp.	8,300	332,985

Healthcare Safety Devices — 0.0%
Alpha PRO Tech, Ltd.†	30,000	59,400
Harvard Apparatus Regenerative Technology, Inc.†	7,500	38,025

		97,425

Heart Monitors — 0.1%
HeartWare International, Inc.†#	2,500	241,000

Home Furnishings — 0.9%
Ethan Allen Interiors, Inc.#	2,700	83,430
Hooker Furniture Corp.	9,100	155,428
La-Z-Boy, Inc.#	104,592	3,060,362

		3,299,220

Hotel/Motels — 0.0%
Morgans Hotel Group Co.†	19,000	152,950

Housewares — 0.0%
Lifetime Brands, Inc.	8,000	116,960

Human Resources — 0.2%
Cross Country Healthcare, Inc.†	20,000	152,800
CTPartners Executive Search, Inc.†	3,400	22,440
Kforce, Inc.	18,900	381,402
Team Health Holdings, Inc.†	4,100	191,593

		748,235

Independent Power Producers — 0.3%
Dynegy, Inc.†#	17,500	374,675
NRG Energy, Inc.#	16,228	429,393
NRG Yield, Inc.	3,700	133,755
Synthesis Energy Systems, Inc.†#	4,300	2,924

		940,747

Industrial Audio & Video Products — 0.1%
Ballantyne Strong, Inc.†	14,000	65,100
Iteris, Inc.†	76,210	163,852

		228,952

Industrial Automated/Robotic — 0.1%
Adept Technology, Inc.†	23,000	280,370
Hurco Cos., Inc.	5,000	132,400

		412,770

Instruments - Controls — 0.9%
Control4 Corp.†#	5,100	89,097
Watts Water Technologies, Inc., Class A#	52,458	3,153,775
Woodward, Inc.	4,500	193,050

		3,435,922

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Instruments - Scientific — 0.5%
FEI Co.	20,438	$1,860,880

Insurance Brokers — 0.6%
Arthur J. Gallagher & Co.	45,646	2,124,365
Brown & Brown, Inc.	4,900	154,938

		2,279,303

Insurance - Life/Health — 0.6%
Independence Holding Co.	10,460	147,591
StanCorp Financial Group, Inc.	31,810	2,039,339

		2,186,930

Insurance - Multi-line — 0.7%
American Financial Group, Inc.	41,473	2,391,333
Fortegra Financial Corp.†	22,600	165,432
Kemper Corp.	6,600	247,632

		2,804,397

Insurance - Property/Casualty — 0.9%
Enstar Group, Ltd.†#	1,800	250,758
Hallmark Financial Services, Inc.†	13,000	123,500
HCC Insurance Holdings, Inc.	11,100	510,378
Infinity Property & Casualty Corp.	10,600	756,310
Markel Corp.†	200	111,456
RLI Corp.#	4,400	443,916
Selective Insurance Group, Inc.#	22,600	637,094
State Auto Financial Corp.#	6,450	145,641
Universal Insurance Holdings, Inc.	28,300	350,920

		3,329,973

Insurance - Reinsurance — 0.0%
Essent Group, Ltd.†	3,800	82,612

Internet Application Software — 0.1%
Bazaarvoice, Inc.†#	17,300	136,670
Lionbridge Technologies, Inc.†	36,800	209,392
Splunk, Inc.†#	800	57,728

		403,790

Internet Connectivity Services — 0.1%
PC-Tel, Inc.	21,200	210,304

Internet Content - Entertainment — 0.1%
Pandora Media, Inc.†#	15,000	426,000

Internet Content - Information/News — 0.1%
Bankrate, Inc.†#	6,500	121,810
Harris Interactive, Inc.†	40,000	80,400
Reis, Inc.†	8,000	142,960

		345,170

Internet Financial Services — 0.0%
TheStreet, Inc.	48,200	106,040

Internet Infrastructure Software — 0.1%
Barracuda Networks, Inc.†	3,000	62,100
support.com, Inc.†	31,500	126,000
TeleCommunication Systems, Inc., Class A†	28,000	64,680
Unwired Planet, Inc.†	65,400	99,408

		352,188

Internet Security — 0.1%
FireEye, Inc.†#	800	30,696
iPass, Inc.†	49,900	86,327
Zix Corp.†	41,500	192,145

		309,168

Internet Telephone — 0.1%
RingCentral, Inc.†#	11,800	187,266

Security Description	Shares	Value (Note 2)

Investment Companies — 0.1%
Gladstone Capital Corp.	12,000	$117,120
KCAP Financial, Inc.	16,700	140,447
NGP Capital Resources Co.	13,000	101,140

		358,707

Investment Management/Advisor Services — 1.4%
Affiliated Managers Group, Inc.†#	12,236	2,450,259
Artisan Partners Asset Management, Inc.# Class A	11,693	721,692
Cohen & Steers, Inc.#	9,600	385,056
Financial Engines, Inc.#	16,200	1,097,550
Manning & Napier, Inc.	8,400	153,468
Pzena Investment Management, Inc., Class A#	3,700	34,817
Waddell & Reed Financial, Inc., Class A#	9,500	605,435

		5,448,277

Lasers - System/Components — 0.1%
Coherent, Inc.†	2,571	177,502
Newport Corp.†#	8,000	137,200
Rofin-Sinar Technologies, Inc.†	8,800	227,304

		542,006

Leisure Products — 0.5%
Brunswick Corp.#	40,100	1,832,570
Johnson Outdoors, Inc., Class A	3,400	97,376
Marine Products Corp.	12,100	116,523

		2,046,469

Lighting Products & Systems — 0.3%
Acuity Brands, Inc.#	10,000	1,025,300

Linen Supply & Related Items — 0.0%
G&K Services, Inc., Class A	2,000	120,440

Machine Tools & Related Products — 0.0%
Hardinge, Inc.	11,000	170,390

Machinery - Construction & Mining — 0.0%
Terex Corp.#	1,100	39,952

Machinery - General Industrial — 0.2%
Albany International Corp., Class A	11,700	430,092
IDEX Corp.#	300	21,399
Manitowoc Co., Inc.#	16,900	347,971

		799,462

Machinery - Pumps — 0.2%
Graco, Inc.	9,300	718,239

Medical Instruments — 0.3%
Baxano Surgical, Inc.†	40,300	41,106
Bruker Corp.†#	17,400	336,516
CryoLife, Inc.	17,000	187,850
Edwards Lifesciences Corp.†#	1,200	78,636
Thoratec Corp.†#	4,400	173,228
Vascular Solutions, Inc.†	7,500	156,375
Volcano Corp.†#	9,100	207,207

		1,180,918

Medical Laser Systems — 0.0%
LCA - Vision, Inc.†	18,900	71,442

Medical Products — 2.7%
Accuray, Inc.†#	3,537	28,225
Cardica, Inc.†	33,400	34,736
Chindex International, Inc.†	7,100	121,339
Cooper Cos., Inc.	4,600	606,004
Haemonetics Corp.†#	43,398	1,833,999
Span - America Medical Systems, Inc.	3,100	61,566
Teleflex, Inc.#	21,542	2,117,794
Tornier NV†	9,700	175,473

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical Products (continued)
West Pharmaceutical Services, Inc.	51,080	$2,549,914
Wright Medical Group, Inc.†#	96,375	2,872,939

		10,401,989

Medical Sterilization Products — 0.1%
STERIS Corp.	11,500	530,610

Medical - Biomedical/Gene — 3.2%
AMAG Pharmaceuticals, Inc.†#	4,700	115,291
Arqule, Inc.†	55,000	133,650
Bio-Rad Laboratories, Inc., Class A†	13,833	1,696,203
Charles River Laboratories International, Inc.†	38,714	2,019,709
Cubist Pharmaceuticals, Inc.†#	43,571	2,985,049
Enzo Biochem, Inc.†	33,500	82,410
Exelixis, Inc.†#	24,400	142,252
GTx, Inc.†	20,200	34,138
Harvard Bioscience, Inc.†	30,000	136,800
Incyte Corp., Ltd.†#	30,500	1,421,300
Medicines Co.†#	70,891	2,595,320
Nanosphere, Inc.†	35,000	80,500
Pacific Biosciences of California, Inc.†	26,700	112,941
PharmAthene, Inc.†	68,300	128,404
Regeneron Pharmaceuticals, Inc.†#	200	58,772
Repligen Corp.†	17,000	228,990
Rigel Pharmaceuticals, Inc.†#	4,700	12,502
Seattle Genetics, Inc.†#	5,900	242,431

		12,226,662

Medical - Drugs — 2.0%
AcelRx Pharmaceuticals, Inc.†	14,800	144,744
Alimera Sciences, Inc.†	25,025	63,063
Alkermes PLC†	15,300	617,814
Anacor Pharmaceuticals, Inc.†	17,800	249,200
Auxilium Pharmaceuticals, Inc.†#	58,879	1,201,721
BioSpecifics Technologies Corp.†	5,200	115,388
Cempra, Inc.†	15,000	193,950
Cumberland Pharmaceuticals, Inc.†	12,800	63,744
Cytori Therapeutics, Inc.†	17,000	46,240
Endo Health Solutions, Inc.†#	43,280	2,907,983
Idenix Pharmaceuticals, Inc.†#	16,100	86,457
Pacira Pharmaceuticals, Inc.†#	13,900	767,141
Pain Therapeutics, Inc.†	40,000	183,200
Pozen, Inc.	15,600	123,240
SIGA Technologies, Inc.†	19,900	70,247
Sucampo Pharmaceuticals, Inc., Class A†	23,000	171,120
Vanda Pharmaceuticals, Inc.†	16,600	194,884
XenoPort, Inc.†#	25,000	133,500
Zogenix, Inc.†	72,200	233,206

		7,566,842

Medical - HMO — 0.3%
Centene Corp.†#	6,100	364,353
WellCare Health Plans, Inc.†#	9,100	676,130

		1,040,483

Medical - Hospitals — 1.4%
Acadia Healthcare Co., Inc.†#	11,300	522,060
Community Health Systems, Inc.†	54,656	2,254,560
LifePoint Hospitals, Inc.†	50,906	2,607,914

		5,384,534

Medical - Outpatient/Home Medical — 1.1%
Amsurg Corp.†	58,970	2,849,431
Premier, Inc.†	45,863	1,509,351

		4,358,782

Security Description	Shares	Value (Note 2)

Metal Processors & Fabrication — 1.2%
Ampco - Pittsburgh Corp.	6,500	$119,210
Dynamic Materials Corp.	8,100	181,521
Haynes International, Inc.	47,961	2,600,445
NN, Inc.	14,900	297,255
RBC Bearings, Inc.†#	9,400	642,866
Rexnord Corp.†#	11,600	281,996
Sun Hydraulics Corp.#	6,800	292,196

		4,415,489

Metal Products - Distribution — 0.0%
Olympic Steel, Inc.	5,500	154,385

Metal - Diversified — 0.2%
Constellium NV, Class A†	19,000	410,780
Luxfer Holdings PLC ADR	14,200	266,534

		677,314

Miscellaneous Manufacturing — 0.8%
John Bean Technologies Corp.	13,400	396,104
Trimas Corp.†#	76,996	2,816,514

		3,212,618

MRI/Medical Diagnostic Imaging — 0.0%
RadNet, Inc.†	36,000	72,000

Networking Products — 0.1%
Ixia†#	5,900	76,641
NeoPhotonics Corp.†	22,000	130,240

		206,881

Non - Hazardous Waste Disposal — 0.9%
Casella Waste Systems, Inc., Class A†	32,900	196,413
Waste Connections, Inc.#	70,103	3,080,326

		3,276,739

Office Automation & Equipment — 0.0%
voxeljet AG ADR†#	1,500	61,500

Office Furnishings - Original — 0.8%
Interface, Inc.	130,409	2,614,700
Knoll, Inc.#	20,400	362,100

		2,976,800

Oil Companies - Exploration & Production — 2.9%
Approach Resources, Inc.†#	5,000	105,950
Athlon Energy, Inc.†#	5,400	176,148
Bill Barrett Corp.†#	19,900	535,111
Bonanza Creek Energy, Inc.†#	7,000	321,090
Callon Petroleum Co.†	13,100	87,115
Clayton Williams Energy, Inc.†	4,900	354,760
Contango Oil & Gas Co.†	7,700	362,747
Diamondback Energy, Inc.†#	7,800	387,972
Double Eagle Petroleum Co.†	11,000	24,860
Emerald Oil, Inc.†	21,500	156,090
Energen Corp.	28,677	2,069,619
Energy XXI Bermuda, Ltd.#	10,900	296,044
EPL Oil & Gas, Inc.†#	6,300	180,495
Evolution Petroleum Corp.	10,600	131,016
FieldPoint Petroleum Corp.†	31,900	128,876
GeoMet, Inc.†#	12,500	875
Matador Resources Co.†#	17,500	381,325
Miller Energy Resources, Inc.†	23,400	195,156
Oasis Petroleum, Inc.†#	18,800	867,244
Panhandle Oil and Gas, Inc., Class A	5,400	178,740
PostRock Energy Corp.†	24,600	37,638
Rosetta Resources, Inc.†#	36,504	1,846,008
Ultra Petroleum Corp.†#	100,043	2,047,880
Warren Resources, Inc.†	34,500	112,125

		10,984,884

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Oil Field Machinery & Equipment — 0.8%
Bolt Technology Corp.	12,800	$258,432
Dresser - Rand Group, Inc.†#	29,807	1,682,307
Flotek Industries, Inc.†#	9,500	198,930
Forum Energy Technologies, Inc.†#	7,900	213,379
Gulf Island Fabrication, Inc.	9,000	238,140
Mitcham Industries, Inc.†	6,900	120,750
Natural Gas Services Group, Inc.†	7,400	219,484
Thermon Group Holdings, Inc.†	6,600	190,080

		3,121,502

Oil Refining & Marketing — 0.0%
Adams Resources & Energy, Inc.	214	12,245

Oil - Field Services — 3.3%
C&J Energy Services, Inc.†#	12,200	289,140
Cal Dive International, Inc.†	66,800	123,580
Forbes Energy Services, Ltd.†	17,200	63,296
Helix Energy Solutions Group, Inc.†#	88,892	1,974,291
Key Energy Services, Inc.†#	21,800	170,912
MRC Global, Inc.†#	64,864	1,984,190
Oceaneering International, Inc.#	27,212	2,100,494
Oil States International, Inc.†	21,206	2,170,434
SEACOR Holdings, Inc.†#	9,400	874,670
Superior Energy Services, Inc.	4,677	119,170
Targa Resources Corp.	31,144	2,525,467
TETRA Technologies, Inc.†	3,500	43,190

		12,438,834

Optical Recognition Equipment — 0.0%
Digimarc Corp.	3,100	58,063

Paper & Related Products — 0.6%
Schweitzer - Mauduit International, Inc.#	36,964	1,907,712
Xerium Technologies, Inc.†	15,000	197,850

		2,105,562

Patient Monitoring Equipment — 0.0%
Masimo Corp.†#	500	14,315

Pharmacy Services — 0.1%
Catamaran Corp.†#	5,068	231,253

Physicians Practice Management — 0.6%
Healthways, Inc.†#	5,200	72,852
IPC The Hospitalist Co., Inc.†#	33,387	2,099,375

		2,172,227

Pollution Control — 0.1%
CECO Environmental Corp.	12,700	202,311

Power Converter/Supply Equipment — 0.1%
Advanced Energy Industries, Inc.†	7,900	188,178
PowerSecure International, Inc.†	12,700	223,139

		411,317

Printing - Commercial — 0.2%
ARC Document Solutions, Inc.†	15,200	130,872
Consolidated Graphics, Inc.†	1,600	103,056
Multi-Color Corp.#	10,150	384,786

		618,714

Professional Sports — 0.1%
Madison Square Garden, Co., Class A†	6,000	338,160

Publishing - Books — 0.1%
Courier Corp.	7,700	144,144
Scholastic Corp.#	7,249	221,384

		365,528

Security Description	Shares	Value (Note 2)

Publishing - Newspapers — 0.1%
AH Belo Corp., Class A	18,221	$141,031
Lee Enterprises, Inc.†	86,500	307,940

		448,971

Quarrying — 0.1%
Compass Minerals International, Inc.#	4,900	350,595

Radio — 0.1%
Emmis Communications Corp., Class A†	40,500	107,325
Salem Communications Corp., Class A	10,000	89,900

		197,225

Real Estate Investment Trusts — 3.4%
Acadia Realty Trust	7,200	186,984
CBL & Associates Properties, Inc.#	25,100	453,306
Chesapeake Lodging Trust#	16,600	396,242
Colony Financial, Inc.#	6,400	129,408
Cousins Properties, Inc.	19,635	210,291
DCT Industrial Trust, Inc.#	251,500	1,876,190
DiamondRock Hospitality Co.	57,608	658,459
Douglas Emmett, Inc.	69,900	1,606,302
EastGroup Properties, Inc.#	9,800	593,782
Equity One, Inc.	13,800	309,120
First Potomac Realty Trust#	10,900	130,800
Kilroy Realty Corp.#	7,400	372,590
LaSalle Hotel Properties#	79,240	2,481,797
Lexington Realty Trust	167,400	1,719,198
Mid-America Apartment Communities, Inc.#	13,100	789,144
Pebblebrook Hotel Trust#	5,100	154,683
PS Business Parks, Inc.	8,300	650,056
Starwood Property Trust, Inc.	5,000	139,350

		12,857,702

Real Estate Management/Services — 0.6%
Jones Lang LaSalle, Inc.	21,085	2,060,426
RE/MAX Holdings, Inc., Class A†#	2,700	82,026

		2,142,452

Real Estate Operations & Development — 0.1%
Alexander & Baldwin, Inc.	4,800	181,392
AV Homes, Inc.†	11,400	229,938
Consolidated-Tomoka Land Co.	3,100	114,173
St. Joe Co.†	1,400	24,836

		550,339

Recycling — 0.0%
Metalico, Inc.†	31,700	55,792

Rental Auto/Equipment — 0.2%
Electro Rent Corp.#	5,600	119,392
H&E Equipment Services, Inc.†	18,000	513,540

		632,932

Research & Development — 0.0%
Albany Molecular Research, Inc.†	12,900	155,832

Retail - Apparel/Shoe — 1.5%
American Eagle Outfitters, Inc.#	9,900	161,073
ANN, Inc.†#	19,850	708,049
bebe stores, Inc.#	172,404	1,015,460
Burlington Stores, Inc.†#	2,400	68,256
Chico’s FAS, Inc.#	37,400	699,006
Christopher & Banks Corp.†	29,300	183,711
dELiA*s, Inc.†	39,400	47,280
Express, Inc.†	22,200	546,342
Francesca’s Holdings Corp.†#	13,100	257,022
Pacific Sunwear of California, Inc.†	37,200	108,252
PVH Corp.	15,145	2,028,218

		5,822,669

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Appliances — 0.0%
hhgregg, Inc.†#	4,300	$64,070

Retail - Automobile — 0.7%
Penske Automotive Group, Inc.	58,187	2,584,667

Retail - Building Products — 0.0%
Tile Shop Holdings, Inc.†#	10,000	167,500

Retail - Convenience Store — 0.1%
Pantry, Inc.†	13,200	189,948

Retail - Discount — 0.2%
Citi Trends, Inc.†	7,300	120,523
HSN, Inc.	10,200	585,480

		706,003

Retail - Home Furnishings — 0.6%
Kirkland’s, Inc.†	9,700	248,514
Pier 1 Imports, Inc.#	98,461	2,194,696

		2,443,210

Retail - Jewelry — 0.0%
Zale Corp.†	9,900	146,025

Retail - Leisure Products — 0.1%
MarineMax, Inc.†	18,300	287,676
West Marine, Inc.†	7,632	103,337

		391,013

Retail - Misc./Diversified — 0.1%
Five Below, Inc.†#	7,000	372,120
Gaiam, Inc.† Class A	17,400	109,794

		481,914

Retail - Regional Department Stores — 0.1%
Stage Stores, Inc.#	16,800	352,968

Retail - Restaurants — 3.9%
BJ’s Restaurants, Inc.†#	11,100	329,004
Bloomin’ Brands, Inc.†#	21,600	565,920
Brinker International, Inc.#	10,900	512,627
Carrols Restaurant Group, Inc.†	15,000	100,500
Cheesecake Factory, Inc.#	9,700	472,875
Cracker Barrel Old Country Store, Inc.#	20,891	2,266,464
Denny’s Corp.†#	8,400	60,480
DineEquity, Inc.#	24,575	2,067,495
Famous Dave’s Of America, Inc.†	10,500	210,735
Jack in the Box, Inc.†	21,300	1,008,555
Jamba, Inc.†	520	6,136
Krispy Kreme Doughnuts, Inc.†#	23,300	591,354
Noodles & Co.†#	1,100	44,693
Papa John’s International, Inc.	30,136	2,557,793
Red Robin Gourmet Burgers, Inc.†#	44,335	3,533,943
Sonic Corp.†#	28,362	561,284

		14,889,858

Retail - Sporting Goods — 0.3%
Hibbett Sports, Inc.†#	8,400	542,388
Zumiez, Inc.†#	16,300	452,651

		995,039

Retail - Toy Stores — 0.0%
Build-A-Bear Workshop, Inc.†	16,500	152,955

Retail - Vitamins & Nutrition Supplements — 0.7%
GNC Holdings, Inc., Class A	42,590	2,563,066

Retirement/Aged Care — 0.0%
Five Star Quality Care, Inc.†	24,000	118,320

Security Description	Shares	Value (Note 2)

Savings & Loans/Thrifts — 0.7%
Banc of California, Inc.	10,000	$128,200
Bank Mutual Corp.	26,600	184,338
BankFinancial Corp.	12,568	122,412
Capitol Federal Financial, Inc.#	38,940	469,616
ESSA Bancorp, Inc.	9,000	104,220
First Defiance Financial Corp.	5,800	156,600
Fox Chase Bancorp, Inc.	5,000	88,350
Hampden Bancorp, Inc.	7,500	122,100
Home Bancorp, Inc.†	6,600	125,268
Louisiana Bancorp, Inc.†	5,700	100,263
Meta Financial Group, Inc.	5,200	201,760
Naugatuck Valley Financial Corp.†	9,500	70,205
Oneida Financial Corp.	6,000	77,100
Pacific Premier Bancorp, Inc.†	12,600	183,204
Territorial Bancorp, Inc.	4,000	95,560
United Community Financial Corp.†	26,500	99,640
United Financial Bancorp, Inc.	8,687	171,395
Waterstone Financial, Inc.†	10,061	113,891
Westfield Financial, Inc.	16,000	118,240

		2,732,362

Schools — 0.0%
Learning Tree International, Inc.†	14,700	41,307
Lincoln Educational Services Corp.	20,000	107,000

		148,307

Seismic Data Collection — 0.1%
Dawson Geophysical Co.†	5,100	164,832
Global Geophysical Services, Inc.†	30,000	45,600
ION Geophysical Corp.†#	23,300	89,938
TGC Industries, Inc.	20,065	144,468

		444,838

Semiconductor Components - Integrated Circuits — 0.9%
Hittite Microwave Corp.†#	30,366	1,920,042
Pericom Semiconductor Corp.†	14,100	134,514
Power Integrations, Inc.#	20,977	1,121,431
Sigma Designs, Inc.†	23,500	131,835
TriQuint Semiconductor, Inc.†#	4,600	36,248

		3,344,070

Semiconductor Equipment — 0.5%
Amtech Systems, Inc.†	6,100	46,604
Mattson Technology, Inc.†	34,500	92,460
Ultra Clean Holdings, Inc.†	14,700	146,412
Veeco Instruments, Inc.†#	47,046	1,515,822

		1,801,298

Steel Pipe & Tube — 0.7%
Mueller Water Products, Inc., Class A	22,400	192,864
Valmont Industries, Inc.#	17,692	2,560,209

		2,753,073

Steel - Producers — 0.1%
Friedman Industries, Inc.	10,000	85,200
Schnitzer Steel Industries, Inc., Class A#	10,700	327,795

		412,995

Storage/Warehousing — 0.1%
Mobile Mini, Inc.	5,700	230,280

Telecom Equipment - Fiber Optics — 0.5%
Finisar Corp.†#	15,774	326,364
JDS Uniphase Corp.†#	122,953	1,492,649
KVH Industries, Inc.†	14,357	203,008

		2,022,021

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Telecom Services — 0.3%
Allot Communications, Ltd.†#	13,000	$169,520
Aviat Networks, Inc.†	46,800	118,404
Hawaiian Telcom Holdco, Inc.†	5,000	151,650
Premiere Global Services, Inc.†	19,400	181,002
Straight Path Communications, Inc., Class B	5,950	47,005
tw telecom, Inc.†#	16,800	475,776

		1,143,357

Telecommunication Equipment — 0.9%
ADTRAN, Inc.#	20,100	516,168
ARRIS Group, Inc.†#	115,599	2,372,091
Aware, Inc.†	14,500	85,840
ShoreTel, Inc.†	38,000	307,040
Westell Technologies, Inc.† Class A	41,700	173,889

		3,455,028

Telephone - Integrated — 0.2%
Alaska Communications Systems Group, Inc.†	77,000	170,170
HickoryTech Corp.	9,800	134,162
IDT Corp., Class B	11,900	264,299

		568,631

Textile - Apparel — 0.0%
Cherokee, Inc.	6,400	91,648

Textile - Products — 0.1%
Culp, Inc.	12,300	248,829

Therapeutics — 0.4%
Anika Therapeutics, Inc.†	8,000	274,800
AVANIR Pharmaceuticals, Inc., Class A†#	42,600	189,144
BioMarin Pharmaceutical, Inc.†	6,400	450,432
Isis Pharmaceuticals, Inc.†	8,800	341,088
Theravance, Inc.†#	2,300	86,848

		1,342,312

Transactional Software — 0.1%
Bottomline Technologies de, Inc.†#	15,000	518,550

Transport - Equipment & Leasing — 0.1%
Willis Lease Finance Corp.†	10,000	182,400

Transport - Marine — 0.0%
Navigator Holdings, Ltd.#	1,800	38,070

Transport - Services — 0.2%
Horizon North Logistics, Inc.	18,800	159,484
Matson, Inc.#	1,400	35,042
Pacer International, Inc.†	30,000	272,400
UTi Worldwide, Inc.#	11,600	183,396

		650,322

Transport - Truck — 2.1%
Celadon Group, Inc.#	121,689	2,534,782
Covenant Transportation Group, Inc., Class A†	14,200	116,724
Heartland Express, Inc.#	665	12,190
Knight Transportation, Inc.#	27,175	485,617
Landstar System, Inc.#	34,200	1,919,646
Old Dominion Freight Line, Inc.†	56,017	2,886,556

		7,955,515

Virtual Reality Products — 0.0%
RealD, Inc.†#	1,100	9,856

Vitamins & Nutrition Products — 0.1%
Nutraceutical International Corp.†	8,200	209,920
Omega Protein Corp.†	9,000	121,950

		331,870

Security Description	Shares/ Principal Amount	Value (Note 2)

Water — 0.0%
York Water Co.	7,000	$153,230

Wire & Cable Products — 0.9%
Belden, Inc.	39,279	2,750,316
Encore Wire Corp.#	3,900	195,858
General Cable Corp.#	15,000	437,100

		3,383,274

Wireless Equipment — 0.2%
Aruba Networks, Inc.†#	23,400	417,456
ID Systems, Inc.†	22,000	136,840
RF Micro Devices, Inc.†#	13,600	71,808
Tessco Technologies, Inc.	5,900	232,519

		858,623

Total Common Stocks
(cost $250,458,606)		375,361,644

CONVERTIBLE PREFERRED SECURITIES — 0.1%
Computers - Integrated Systems — 0.1%
Apptio Inc. Series D†(1)(2)(3)	5,641	128,020

E-Commerce/Services — 0.0%
Coupons.com, Inc.†(1)(2)(3)	16,166	57,874

Internet Infrastructure Software — 0.0%
MongoDB, Inc. Series F(1)(2)(3)	4,475	74,841

Oil Companies - Exploration & Production — 0.0%
GeoMet, Inc. Series A 8.00%(4)	3,941	30,346

Total Convertible Preferred Securities
(cost $291,802)		291,081

RIGHTS †— 0.0%
Medical - Biomedical/Gene — 0.0%
Cubist Pharmaceuticals, Inc. Expires 12/31/2013 (Subscription price $2.22) (cost $6,446)	2,900	4,785

WARRANTS †— 0.0%
Oil Companies - Exploration & Production — 0.0%
FieldPoint Petroleum Corp. Expires 03/23/2013 (Strike Price $4.00) (cost $19,492)	31,900	16,269

CONVERTIBLE BONDS & NOTES — 0.0%
Machinery - Construction & Mining — 0.0%
Terex Corp. 4.00% due 06/01/2015 (cost $36,000)	$36,000	82,057

Total Long - Term Investment Securities
(cost $250,812,346)		375,755,836

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 15.1%
Registered Investment Companies — 14.0%
State Street Navigator Securities Lending Prime Portfolio(5)	51,691,305	51,691,305
T. Rowe Price Reserve Investment Fund	1,684,367	1,684,367

		53,375,672

Time Deposits — 1.1%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/02/2013	$4,411,000	4,411,000

Total Short-Term Investment Securities
(cost $57,786,672)		57,786,672

TOTAL INVESTMENTS —
(cost $308,599,018)(6)	113.7%	433,542,508
Liabilities in excess of other assets	(13.7)	(52,336,698)

NET ASSETS —	100.0%	$381,205,810

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2013, the Small Cap Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value per Share	Value as a % of Net Assets
Apptio, Inc Series D Convertible Preferred Securities	03/09/2012	5,641	$101,069	$128,020	$22.69	0.0%
Coupons.com, Inc. Convertible Preferred Securities	06/01/2011	8,083	88,806
	08/18/2011	8,083	—

		16,166	$88,806	57,874	3.58	0.0%

Grubhub Seamless, Inc. Common Stocks	08/13/2013	10,533	89,931	89,931	8.54	0.0%
MongoDB, Inc. Convertible Preferred Securities	10/02/2013	4,475	74,841	74,841	16.72	0.0%

				$350,666		0.0%

(2)	Illiquid security. At November 30, 2013, the aggregate value of these securities was $350,666 representing 0.10% of net assets.
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(4)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of November 30, 2013.
(5)	At November 30, 2013, the Fund had loaned securities with a total value of $52,332,603. This was secured by collateral of $51,691,305, which was received in cash and subsequently invested in short-term investments currently valued at $51,691,305 as reported in the portfolio of investments. Additional collateral of $1,899,130 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2013
Federal National Mtg. Assoc.	3.00% to 4.00%	10/25/2029 to 05/25/2042	$595,982
United States Treasury Notes/Bonds	0.25% to 5.38%	11/15/2014 to 05/25/2042	1,303,148

(6)	See Note 5 for cost of investments on a tax basis

ADR — American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Bank - Commercial	$34,749,309	$—	$—	$34,749,309
Food - Misc./Diversified	1,138,616	—	89,931	1,228,547
Other Industries*	339,383,788	—	—	339,383,788
Convertible Preferred Securities
Oil Companies - Exploration & Production	30,346	—	—	30,346
Other Industries*	—	—	260,735	260,735
Rights	4,785	—	—	4,785
Warrants	16,269	—	—	16,269
Convertible Bonds & Notes	—	82,057	—	82,057
Short-Term Investment Securities:
Registered Investment Companies	53,375,672	—	—	53,375,672
Time Deposits	—	4,411,000	—	4,411,000

Total	$428,698,785	$4,493,057	$350,666	$433,542,508

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfer between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

VALIC Company I Small Cap Index Fund

PORTFOLIO PROFILE — November 30, 2013 (unaudited)

Industry Allocation*

Registered Investment Companies	11.2%
Banks — Commercial	7.0
Real Estate Investment Trusts	6.7
Medical — Biomedical/Gene	2.3
Oil Companies — Exploration & Production	2.3
U.S. Government Treasuries	1.9
Medical — Drugs	1.8
Retail — Restaurants	1.7
Electric — Integrated	1.6
Electronic Components — Semiconductors	1.6
Retail — Apparel/Shoe	1.5
Enterprise Software/Service	1.3
Commercial Services	1.3
Savings & Loans/Thrifts	1.3
Medical Products	1.3
Oil — Field Services	1.2
Insurance — Property/Casualty	1.2
Medical Instruments	1.1
Repurchase Agreements	1.0
Distribution/Wholesale	1.0
Chemicals — Specialty	1.0
Investment Companies	1.0
Aerospace/Defense — Equipment	0.9
Diversified Manufacturing Operations	0.9
Computer Services	0.9
Applications Software	0.9
Consulting Services	0.9
Machinery — General Industrial	0.9
Gas — Distribution	0.8
Food — Misc./Diversified	0.8
Therapeutics	0.8
Commercial Services — Finance	0.8
Auto/Truck Parts & Equipment — Original	0.8
Airlines	0.7
Human Resources	0.7
Metal Processors & Fabrication	0.7
Semiconductor Equipment	0.7
Building & Construction Products — Misc.	0.7
Semiconductor Components — Integrated Circuits	0.7
Finance — Investment Banker/Broker	0.7
Electronic Components — Misc.	0.7
Insurance — Life/Health	0.7
Footwear & Related Apparel	0.7
Chemicals — Diversified	0.6
Investment Management/Advisor Services	0.6
Telecommunication Equipment	0.6
Data Processing/Management	0.6
Wireless Equipment	0.6
Transport — Truck	0.6
Medical — HMO	0.6
Medical Information Systems	0.6
Building — Residential/Commercial	0.6
Transport — Services	0.6
Paper & Related Products	0.5
Retail — Automobile	0.5
Networking Products	0.5
Computer Software	0.5
Aerospace/Defense	0.5
Printing — Commercial	0.5
Consumer Products — Misc.	0.5
Schools	0.4
Finance — Other Services	0.4
Office Furnishings — Original	0.4
Electronic Measurement Instruments	0.4
Power Converter/Supply Equipment	0.4
Insurance — Reinsurance	0.4
Finance — Consumer Loans	0.4
Transport — Marine	0.4
Wire & Cable Products	0.4

Coal	0.4
Food — Wholesale/Distribution	0.4
Lighting Products & Systems	0.4
Food — Retail	0.4
Telecom Equipment — Fiber Optics	0.3
Internet Content — Information/News	0.3
Telecom Services	0.3
E — Commerce/Services	0.3
Miscellaneous Manufacturing	0.3
Medical — Outpatient/Home Medical	0.3
Apparel Manufacturers	0.3
Pipelines	0.3
Transactional Software	0.3
Financial Guarantee Insurance	0.3
Engineering/R&D Services	0.3
Filtration/Separation Products	0.3
Home Furnishings	0.3
Internet Application Software	0.3
Instruments — Controls	0.3
E — Marketing/Info	0.3
Finance — Mortgage Loan/Banker	0.3
Computers — Integrated Systems	0.3
Water	0.3
Chemicals — Plastics	0.3
Building & Construction — Misc.	0.3
Television	0.3
Diagnostic Equipment	0.3
Leisure Products	0.3
Satellite Telecom	0.3
Retail — Home Furnishings	0.3
Retail — Convenience Store	0.3
Retail — Drug Store	0.3
Instruments — Scientific	0.3
Resorts/Theme Parks	0.3
Rental Auto/Equipment	0.3
Lasers — System/Components	0.3
E — Commerce/Products	0.3
Computers — Periphery Equipment	0.2
Retail — Misc./Diversified	0.2
Dental Supplies & Equipment	0.2
Multimedia	0.2
Oil Field Machinery & Equipment	0.2
Steel — Producers	0.2
Oil Refining & Marketing	0.2
Security Services	0.2
Computer Aided Design	0.2
Electric Products — Misc.	0.2
Audio/Video Products	0.2
Alternative Waste Technology	0.2
Physical Therapy/Rehabilitation Centers	0.2
Retail — Pawn Shops	0.2
Retail — Discount	0.2
Auction Houses/Art Dealers	0.2
Containers — Paper/Plastic	0.2
Transport — Equipment & Leasing	0.2
Batteries/Battery Systems	0.2
Patient Monitoring Equipment	0.2
Retail — Building Products	0.2
Industrial Automated/Robotic	0.2
Energy — Alternate Sources	0.2
Real Estate Operations & Development	0.2
Auto/Truck Parts & Equipment — Replacement	0.2
Food — Canned	0.2
Web Hosting/Design	0.2
Research & Development	0.2
Medical Sterilization Products	0.2
Non — Ferrous Metals	0.2
Linen Supply & Related Items	0.2
Building — Heavy Construction	0.2

VALIC Company I Small Cap Index Fund

PORTFOLIO PROFILE — November 30, 2013 (unaudited) — (continued)

Industry Allocation* (continued)

Telephone — Integrated	0.2%
Cellular Telecom	0.2
Retail — Office Supplies	0.2
Independent Power Producers	0.2
Retail — Sporting Goods	0.2
Poultry	0.2
Internet Connectivity Services	0.2
Agricultural Operations	0.2
Drug Delivery Systems	0.2
Tobacco	0.2
Medical — Nursing Homes	0.2
E — Services/Consulting	0.1
Racetracks	0.1
Funeral Services & Related Items	0.1
Insurance — Multi — line	0.1
Recreational Centers	0.1
Storage/Warehousing	0.1
Broadcast Services/Program	0.1
Oil & Gas Drilling	0.1
Web Portals/ISP	0.1
Building Products — Cement	0.1
Publishing — Newspapers	0.1
Firearms & Ammunition	0.1
Steel Pipe & Tube	0.1
Brewery	0.1
Electronic Design Automation	0.1
Machinery — Electrical	0.1
Medical — Hospitals	0.1
Diagnostic Kits	0.1
Vitamins & Nutrition Products	0.1
Seismic Data Collection	0.1
Identification Systems	0.1
Diversified Operations/Commercial Services	0.1
Computers — Memory Devices	0.1
Environmental Consulting & Engineering	0.1
Real Estate Management/Services	0.1
Building Products — Doors & Windows	0.1
Cosmetics & Toiletries	0.1
Hotels/Motels	0.1
Disposable Medical Products	0.1
Rubber/Plastic Products	0.1
Metal — Aluminum	0.1
Veterinary Diagnostics	0.1
Diversified Minerals	0.1
Retirement/Aged Care	0.1
Casino Services	0.1
Medical — Generic Drugs	0.1
Auto Repair Centers	0.1
Food — Flour & Grain	0.1
Retail — Vitamins & Nutrition Supplements	0.1
Gambling (Non — Hotel)	0.1
Building Products — Air & Heating	0.1
Machinery — Construction & Mining	0.1
Theaters	0.1
Building — Maintenance & Services	0.1
Heart Monitors	0.1
Rubber — Tires	0.1
Casino Hotels	0.1
Retail — Appliances	0.1
Physicians Practice Management	0.1
Entertainment Software	0.1
Finance — Leasing Companies	0.1
Electronic Security Devices	0.1
B2B/E — Commerce	0.1
Health Care Cost Containment	0.1
Environmental Monitoring & Detection	0.1
Machinery — Farming	0.1
Transport — Air Freight	0.1
Building Products — Wood	0.1

Building — Mobile Home/Manufactured Housing	0.1
Platinum	0.1
Communications Software	0.1
Precious Metals	0.1
Circuit Boards	0.1
Venture Capital	0.1
Agricultural Chemicals	0.1
Finance — Auto Loans	0.1
Computer Graphics	0.1
Internet Incubators	0.1
Chemicals — Other	0.1
Radio	0.1
Insurance Brokers	0.1
Engines — Internal Combustion	0.1
Decision Support Software	0.1
Specified Purpose Acquisitions	0.1
Internet Infrastructure Software	0.1
Travel Services	0.1
Publishing — Books	0.1
Pollution Control	0.1
Internet Content — Entertainment	0.1
Silver Mining	0.1
Banks — Super Regional	0.1
Internet Telephone	0.1
Banks — Fiduciary	0.1
Appliances	0.1
Retail — Regional Department Stores	0.1
Diversified Operations	0.1
Hazardous Waste Disposal	0.1
Finance — Commercial	0.1
Medical Laser Systems	0.1
Advertising Agencies	0.1
Machinery — Material Handling	0.1
Auto — Truck Trailers	0.1

111.1%

*	Calculated as a percentage of net assets

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.0%
Advertising Agencies — 0.1%
MDC Partners, Inc., Class A	25,373	$577,478

Advertising Services — 0.0%
Marchex, Inc., Class B	15,205	142,623
Marin Software, Inc.†	6,152	54,015
Millennial Media, Inc.†#	23,654	150,439

		347,077

Aerospace/Defense — 0.5%
Aerovironment, Inc.†	12,415	374,561
Cubic Corp.	13,302	745,444
Esterline Technologies Corp.†	20,968	1,845,603
Kratos Defense & Security Solutions, Inc.†	29,456	197,061
National Presto Industries, Inc.	3,232	247,603
Teledyne Technologies, Inc.†	25,048	2,322,701

		5,732,973

Aerospace/Defense - Equipment — 0.9%
AAR Corp.	26,634	831,513
Astronics Corp.†	8,419	440,230
Astronics Corp., Class B†	1,683	87,583
Curtiss-Wright Corp.	31,386	1,656,239
Ducommun, Inc.†	7,108	180,117
Erickson Air-Crane, Inc.†#	2,526	47,767
GenCorp, Inc.†#	40,554	743,760
HEICO Corp.	44,470	2,538,348
Innovative Solutions & Support, Inc.	8,435	64,949
Kaman Corp.	18,121	722,303
LMI Aerospace, Inc.†#	6,951	88,208
Moog, Inc., Class A†	30,376	2,085,920
Orbital Sciences Corp.†	40,212	944,178

		10,431,115

Agricultural Chemicals — 0.1%
Intrepid Potash, Inc.†#	36,678	566,675
Rentech, Inc.#	151,419	274,068

		840,743

Agricultural Operations — 0.2%
Alico, Inc.#	1,935	75,426
Andersons, Inc.	12,535	1,066,352
Griffin Land & Nurseries, Inc.	1,760	58,080
Limoneira Co.#	6,710	176,809
Tejon Ranch Co.†	9,238	329,520

		1,706,187

Airlines — 0.7%
Allegiant Travel Co.	10,047	1,112,203
Hawaiian Holdings, Inc.†#	34,804	317,412
JetBlue Airways Corp.†#	155,842	1,385,435
Republic Airways Holdings, Inc.†	32,936	370,859
SkyWest, Inc.	34,774	587,681
Spirit Airlines, Inc.†	40,417	1,853,928
US Airways Group, Inc.†#	109,774	2,577,494

		8,205,012

Alternative Waste Technology — 0.2%
Calgon Carbon Corp.†	36,260	750,944
Darling International, Inc.†	79,230	1,642,438

		2,393,382

Apparel Manufacturers — 0.3%
American Apparel, Inc.†#	38,849	46,230
Columbia Sportswear Co.	8,660	600,917
G-III Apparel Group, Ltd.†	11,250	677,813
Jones Group, Inc.	53,687	753,766

Security Description	Shares	Value (Note 2)

Apparel Manufacturers (continued)
Oxford Industries, Inc.	9,018	$678,154
Quiksilver, Inc.†	88,857	790,827

		3,547,707

Appliances — 0.1%
iRobot Corp.†#	18,945	629,163

Applications Software — 0.9%
Actuate Corp.†	31,723	249,343
Callidus Software, Inc.†	25,176	274,922
Demandware, Inc.†	10,779	610,846
Ebix, Inc.#	20,840	290,301
Epiq Systems, Inc.	21,082	352,702
Imperva, Inc.†	13,535	608,804
inContact, Inc.†	35,770	268,275
Infoblox, Inc.†	33,567	1,066,759
Model N, Inc.†	5,440	44,663
PDF Solutions, Inc.†	16,845	390,804
Progress Software Corp.†	36,959	973,500
PTC, Inc.†	80,184	2,609,187
RealPage, Inc.†	31,199	699,170
Tangoe, Inc.†	20,764	326,825
Verint Systems, Inc.†	35,318	1,339,259

		10,105,360

Athletic Equipment — 0.0%
Black Diamond, Inc.†	15,195	202,853
Nautilus, Inc.†	20,797	157,434

		360,287

Auction House/Art Dealers — 0.2%
Sotheby's	45,770	2,346,170

Audio/Video Products — 0.2%
Daktronics, Inc.	24,489	374,682
DTS, Inc.†	12,242	274,098
Skullcandy, Inc.†	12,085	73,356
TiVo, Inc.†	84,856	1,088,702
Universal Electronics, Inc.†	10,051	382,039
VOXX International Corp.†	12,518	223,321

		2,416,198

Auto Repair Centers — 0.1%
Monro Muffler Brake, Inc.	20,959	1,112,085

Auto - Truck Trailers — 0.1%
Wabash National Corp.†	45,901	557,238

Auto/Truck Parts & Equipment - Original — 0.8%
Accuride Corp.†#	26,865	94,296
American Axle & Manufacturing Holdings, Inc.†	45,061	901,220
Dana Holding Corp.	98,427	1,996,100
Federal-Mogul Corp.†	12,373	253,894
Fuel Systems Solutions, Inc.†	9,415	128,609
Gentherm, Inc.†	22,406	541,329
Meritor, Inc.†	65,320	520,600
Miller Industries, Inc.	7,530	143,221
Modine Manufacturing Co.†	31,650	420,312
Spartan Motors, Inc.	22,865	157,997
Superior Industries International, Inc.	15,576	307,470
Tenneco, Inc.†	40,777	2,340,600
Titan International, Inc.	35,877	618,878
Tower International, Inc.†	4,088	87,851

		8,512,377

Auto/Truck Parts & Equipment - Replacement — 0.2%
Commercial Vehicle Group, Inc.†	16,066	122,262
Dorman Products, Inc.†	16,909	841,730

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Auto/Truck Parts & Equipment - Replacement (continued)
Douglas Dynamics, Inc.	14,898	$237,474
Remy International, Inc.	9,390	218,130
Standard Motor Products, Inc.	13,284	461,221

		1,880,817

B2B/E-Commerce — 0.1%
ePlus, Inc.†	2,523	136,293
Global Sources, Ltd.†	12,681	97,771
SPS Commerce, Inc.†	10,064	661,909
TechTarget, Inc.†#	9,482	57,271

		953,244

Banks - Commercial — 7.0%
1st Source Corp.	10,113	323,110
1st United Bancorp, Inc.	20,032	163,261
Access National Corp.	4,898	77,192
American National Bankshares, Inc.	5,271	136,835
Ameris Bancorp†	16,005	327,622
Ames National Corp.	6,241	142,919
Arrow Financial Corp.#	7,136	199,808
Bancfirst Corp.#	4,751	264,773
Bancorp, Inc.†	22,019	402,948
BancorpSouth, Inc.	63,802	1,525,506
Bank of Kentucky Financial Corp.	4,115	139,210
Bank of Marin Bancorp	3,648	167,772
Bank of the Ozarks, Inc.	20,846	1,170,503
Banner Corp.	13,046	566,979
Bar Harbor Bankshares	2,633	104,004
BBCN Bancorp, Inc.	52,942	883,602
BNC Bancorp	12,279	187,009
Bridge Bancorp, Inc.	6,015	149,713
Bridge Capital Holdings†	6,451	123,214
Bryn Mawr Bank Corp.	9,057	274,246
C&F Financial Corp.	2,191	117,766
Camden National Corp.	5,119	222,881
Capital Bank Financial Corp., Class A†	16,621	387,934
Capital City Bank Group, Inc.†	8,364	100,033
Cardinal Financial Corp.	20,287	359,689
Cascade Bancorp†	4,094	20,798
Cass Information Systems, Inc.	6,904	433,226
Cathay General Bancorp	52,865	1,460,660
Center Bancorp, Inc.	7,896	129,731
Centerstate Banks, Inc.	20,174	213,037
Central Pacific Financial Corp.	14,631	290,864
Century Bancorp, Inc., Class A	2,278	79,981
Chemical Financial Corp.	18,457	590,993
Chemung Financial Corp.#	2,415	80,033
Citizens & Northern Corp.	8,267	170,962
City Holding Co.	10,497	516,557
CNB Financial Corp.	8,386	167,720
CoBiz Financial, Inc.	23,761	281,568
Columbia Banking System, Inc.	34,204	948,135
Community Bank System, Inc.#	26,815	1,042,031
Community Trust Bancorp, Inc.	9,396	429,679
CommunityOne Bancorp†	7,051	83,836
ConnectOne Bancorp, Inc.†#	1,172	45,028
CU Bancorp†#	6,299	111,492
Customers Bancorp, Inc.†	13,386	233,452
CVB Financial Corp.	61,559	993,562
Eagle Bancorp, Inc.†	14,953	487,617
Enterprise Bancorp, Inc.	4,853	99,292
Enterprise Financial Services Corp.	12,137	237,400
Farmers Capital Bank Corp.†	5,009	110,699
Fidelity Southern Corp.	6,981	124,750
Financial Institutions, Inc.	9,247	237,648

Security Description	Shares	Value (Note 2)

Banks - Commercial (continued)
First Bancorp	13,184	$225,183
First BanCorp Puerto Rico†	48,327	308,326
First Bancorp, Inc.	6,404	114,952
First Busey Corp.	48,568	291,408
First Commonwealth Financial Corp.	65,623	614,231
First Community Bancshares, Inc.	12,007	209,282
First Connecticut Bancorp, Inc.	11,385	193,431
First Financial Bancorp	38,779	641,017
First Financial Bankshares, Inc.#	21,137	1,403,074
First Financial Corp.	7,524	276,206
First Financial Holdings, Inc.	16,109	1,061,100
First Interstate Bancsystem, Inc.	11,757	329,196
First Merchants Corp.	19,293	408,819
First Midwest Bancorp, Inc.	50,321	923,894
First NBC Bank Holding Co.†	2,793	80,662
First of Long Island Corp.	5,294	225,789
First Security Group, Inc.†#	41,843	87,452
FirstMerit Corp.	111,097	2,550,787
FNB Corp.#	97,209	1,235,526
Franklin Financial Corp.†	7,209	145,478
German American Bancorp, Inc.	8,490	253,766
Glacier Bancorp, Inc.	48,280	1,446,469
Great Southern Bancorp, Inc.	6,904	204,980
Guaranty Bancorp	9,861	152,057
Hampton Roads Bankshares, Inc.†	22,610	36,402
Hancock Holding Co.	56,899	2,002,845
Hanmi Financial Corp.	21,175	435,358
Heartland Financial USA, Inc.	9,939	296,282
Heritage Commerce Corp.	13,959	115,301
Heritage Financial Corp.	10,155	174,666
Heritage Oaks Bancorp†	13,525	108,065
Home BancShares, Inc.	30,320	1,096,371
Horizon Bancorp	5,828	137,075
Hudson Valley Holding Corp.	11,014	230,853
Iberiabank Corp.	19,902	1,247,855
Independent Bank Corp.	15,338	585,451
International Bancshares Corp.	35,784	933,605
Intervest Bancshares Corp.†	12,001	89,287
Lakeland Bancorp, Inc.	20,018	252,427
Lakeland Financial Corp.	11,009	422,195
LCNB Corp.	4,061	73,098
Macatawa Bank Corp.†	15,909	81,613
MainSource Financial Group, Inc.	13,659	245,589
MB Financial, Inc.	36,733	1,197,863
Mercantile Bank Corp.	5,835	130,004
Merchants Bancshares, Inc.	3,758	119,129
Metro Bancorp, Inc.†	9,476	212,262
MetroCorp Bancshares, Inc.	10,686	153,130
Middleburg Financial Corp.	3,565	74,651
MidSouth Bancorp, Inc.	5,515	98,222
MidWestOne Financial Group, Inc.	4,538	127,019
National Bankshares, Inc.	4,657	176,873
National Penn Bancshares, Inc.	78,445	885,644
NBT Bancorp, Inc.	29,357	761,227
NewBridge Bancorp†	16,930	126,806
Northrim BanCorp, Inc.	4,366	114,608
OFG Bancorp	30,585	526,062
Old National Bancorp	67,948	1,056,591
OmniAmerican Bancorp, Inc.†	7,671	168,992
Pacific Continental Corp.	11,991	173,150
PacWest Bancorp#	25,414	1,045,532
Palmetto Bancshares, Inc.†	2,986	40,102
Park National Corp.	7,718	651,708
Park Sterling Corp.	29,975	212,523
Peapack Gladstone Financial Corp.	6,029	110,512

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Banks - Commercial (continued)
Penns Woods Bancorp, Inc.	2,573	$133,642
Peoples Bancorp, Inc.	7,239	173,446
Pinnacle Financial Partners, Inc.	23,481	764,307
Preferred Bank†	7,817	158,998
PrivateBancorp, Inc.	43,506	1,206,421
Prosperity Bancshares, Inc.	40,403	2,591,044
Renasant Corp.	20,480	630,784
Republic Bancorp, Inc., Class A	6,499	161,305
S&T Bancorp, Inc.	19,922	524,148
S.Y. Bancorp, Inc.	9,357	315,986
Sandy Spring Bancorp, Inc.	16,732	488,240
Seacoast Banking Corp. of Florida	49,164	111,111
Sierra Bancorp	8,164	144,503
Simmons First National Corp., Class A#	11,067	391,329
Southside Bancshares, Inc.#	11,960	341,578
Southwest Bancorp, Inc.†	13,200	226,644
State Bank Financial Corp.	21,396	376,142
StellarOne Corp.	15,225	383,975
Sterling Financial Corp.	22,776	743,636
Suffolk Bancorp†	7,753	158,006
Sun Bancorp, Inc.†	27,109	99,490
Susquehanna Bancshares, Inc.	124,989	1,573,612
Taylor Capital Group, Inc.†	11,580	288,458
Texas Capital Bancshares, Inc.†	27,336	1,535,463
Tompkins Financial Corp.	9,689	485,419
TowneBank	17,644	268,189
TriCo Bancshares	10,736	296,206
Tristate Capital Holdings, Inc.†#	4,395	53,399
TrustCo Bank Corp.	63,147	479,917
Trustmark Corp.	45,021	1,262,839
UMB Financial Corp.#	21,752	1,394,738
Umpqua Holdings Corp.	75,049	1,381,652
Union First Market Bankshares Corp.	13,550	349,726
United Bankshares, Inc.#	33,745	1,095,025
United Community Banks, Inc.†	28,870	529,764
Univest Corp. of Pennsylvania	11,190	234,542
VantageSouth Bancshares, Inc.†	8,076	42,803
ViewPoint Financial Group, Inc.	26,778	679,626
Virginia Commerce Bancorp, Inc.†	18,077	316,348
Washington Banking Co.	10,397	186,522
Washington Trust Bancorp, Inc.	9,701	355,639
Webster Financial Corp.	60,501	1,783,569
WesBanco, Inc.	17,369	547,123
West Bancorporation, Inc.	10,466	168,712
Westamerica Bancorporation#	18,086	1,001,603
Western Alliance Bancorp†	49,648	1,152,827
Wilshire Bancorp, Inc.	41,511	438,771
Wintrust Financial Corp.	24,828	1,126,198
Yadkin Financial Corp.†	9,642	173,074

		77,575,812

Banks - Fiduciary — 0.1%
Boston Private Financial Holdings, Inc.	53,426	635,502

Banks - Mortgage — 0.0%
Walker & Dunlop, Inc.†	11,035	178,988

Banks - Super Regional — 0.1%
Banco Latinoamericano de Comercio Exterior SA, Class E	19,620	528,563
Independent Bank Group, Inc.	2,542	121,711

		650,274

Batteries/Battery Systems — 0.2%
EnerSys, Inc.	32,257	2,301,537

Security Description	Shares	Value (Note 2)

Beverages - Non-alcoholic — 0.0%
Coca-Cola Bottling Co. Consolidated	3,121	$211,916
National Beverage Corp.†	7,601	160,533

		372,449

Brewery — 0.1%
Boston Beer Co., Inc., Class A†	5,526	1,352,765
Craft Brew Alliance, Inc.†	7,081	125,688

		1,478,453

Broadcast Services/Program — 0.1%
Crown Media Holdings, Inc., Class A†	23,229	77,817
Digital Generation, Inc.†#	16,222	191,582
Hemisphere Media Group, Inc.†#	5,767	64,302
Nexstar Broadcasting Group, Inc., Class A	19,680	977,506
World Wrestling Entertainment, Inc., Class A	19,279	295,161

		1,606,368

Building & Construction Products - Misc. — 0.7%
Builders FirstSource, Inc.†	29,940	211,077
Drew Industries, Inc.†	15,357	832,503
Gibraltar Industries, Inc.†	20,566	364,018
Louisiana-Pacific Corp.†	93,416	1,532,022
NCI Building Systems, Inc.†#	13,875	234,904
Nortek, Inc.†	6,036	440,870
Patrick Industries, Inc.†	4,469	139,656
Ply Gem Holdings, Inc.†#	10,584	185,643
Quanex Building Products Corp.	24,842	443,181
Simpson Manufacturing Co., Inc.#	27,171	986,307
Trex Co., Inc.†	11,519	833,861
USG Corp.†#	51,390	1,407,572

		7,611,614

Building & Construction - Misc. — 0.3%
Aegion Corp.†#	26,225	570,919
Dycom Industries, Inc.†	22,163	627,213
Layne Christensen Co.†#	13,288	221,245
MasTec, Inc.†	39,823	1,260,398
MYR Group, Inc.†	14,064	357,366

		3,037,141

Building Products - Air & Heating — 0.1%
AAON, Inc.	18,814	578,907
Comfort Systems USA, Inc.	24,934	511,147

		1,090,054

Building Products - Cement — 0.1%
Headwaters, Inc.†	48,990	473,243
Texas Industries, Inc.†	14,585	847,680
US Concrete, Inc.†	9,018	209,849

		1,530,772

Building Products - Doors & Windows — 0.1%
Apogee Enterprises, Inc.	19,264	690,037
Griffon Corp.	29,907	384,604
PGT, Inc.†	22,237	222,370

		1,297,011

Building Products - Light Fixtures — 0.0%
LSI Industries, Inc.	14,483	125,857

Building Products - Wood — 0.1%
Boise Cascade Co.†	9,069	232,711
Universal Forest Products, Inc.	13,319	692,188

		924,899

Building - Heavy Construction — 0.2%
Granite Construction, Inc.	26,018	813,062
Orion Marine Group, Inc.†	18,263	216,782

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Building - Heavy Construction (continued)
Sterling Construction Co., Inc.†	11,135	$135,513
Tutor Perini Corp.†	24,853	608,650

		1,774,007

Building - Maintenance & Services — 0.1%
ABM Industries, Inc.	36,632	1,018,736
Swisher Hygiene, Inc.†#	76,284	40,202

		1,058,938

Building - Mobile Home/Manufactured Housing — 0.1%
Cavco Industries, Inc.†	4,671	315,152
Winnebago Industries, Inc.†	18,812	582,420

		897,572

Building - Residential/Commercial — 0.6%
Beazer Homes USA, Inc.†#	16,818	349,982
Hovnanian Enterprises, Inc., Class A†#	75,852	389,121
KB Home#	56,003	981,733
M/I Homes, Inc.†	16,204	356,002
MDC Holdings, Inc.	26,186	791,341
Meritage Homes Corp.†	24,231	1,055,987
Ryland Group, Inc.#	30,916	1,221,800
Standard Pacific Corp.†	99,346	812,650
TRI Pointe Homes, Inc.†	9,909	196,694
William Lyon Homes, Class A†	9,222	200,578

		6,355,888

Capacitors — 0.0%
Kemet Corp.†	30,112	180,672

Casino Hotels — 0.1%
Boyd Gaming Corp.†#	37,921	434,195
Caesars Entertainment Corp.†#	24,774	506,381
Monarch Casino & Resort, Inc.†	5,755	102,151

		1,042,727

Casino Services — 0.1%
Multimedia Games Holding Co., Inc.†	19,351	561,179
Scientific Games Corp., Class A†	32,004	574,472

		1,135,651

Cellular Telecom — 0.2%
Comverse, Inc.†	14,874	498,279
Leap Wireless International, Inc.†	36,186	601,050
NII Holdings, Inc.†#	115,308	292,882
NTELOS Holdings Corp.	10,245	219,345
Vringo, Inc.†#	44,943	143,368

		1,754,924

Chemicals - Diversified — 0.6%
Aceto Corp.	18,362	395,334
Axiall Corp.	46,790	2,119,587
Chemtura Corp.†	65,897	1,739,681
Innophos Holdings, Inc.	14,718	706,169
Innospec, Inc.	15,752	767,280
Olin Corp.#	53,823	1,336,425

		7,064,476

Chemicals - Fibers — 0.0%
Zoltek Cos., Inc.†	18,439	308,484

Chemicals - Other — 0.1%
American Vanguard Corp.	19,187	551,242
Taminco Corp.†	10,584	227,768

		779,010

Chemicals - Plastics — 0.3%
A. Schulman, Inc.	19,723	674,527
Landec Corp.†	17,381	204,053

Security Description	Shares	Value (Note 2)

Chemicals - Plastics (continued)
PolyOne Corp.	66,607	$2,162,063

		3,040,643

Chemicals - Specialty — 1.0%
American Pacific Corp.†	3,961	163,787
Balchem Corp.	19,892	1,176,612
Ferro Corp.†	48,557	676,399
H.B. Fuller Co.	33,724	1,727,680
Hawkins, Inc.	6,314	238,417
KMG Chemicals, Inc.	5,487	99,754
Kraton Performance Polymers, Inc.†	21,804	507,815
Minerals Technologies, Inc.	23,369	1,388,119
Oil-Dri Corp. of America	3,235	130,112
OM Group, Inc.†	21,431	705,937
OMNOVA Solutions, Inc.†	31,544	276,325
Penford Corp.†	6,442	79,172
Quaker Chemical Corp.	8,808	713,800
Sensient Technologies Corp.	33,545	1,648,401
Stepan Co.	12,636	801,881
Zep, Inc.	15,177	292,309

		10,626,520

Circuit Boards — 0.1%
Multi-Fineline Electronix, Inc.†	5,883	83,068
Park Electrochemical Corp.	13,967	414,960
TTM Technologies, Inc.†	35,483	344,185

		842,213

Coal — 0.4%
Alpha Natural Resources, Inc.†#	148,008	988,694
Arch Coal, Inc.#	142,273	580,474
Cloud Peak Energy, Inc.†	40,773	674,385
Hallador Energy Co.	5,823	46,060
L&L Energy, Inc.†#(7)	20,146	33,845
SunCoke Energy, Inc.†	46,908	1,063,404
Walter Energy, Inc.#	41,943	596,849
Westmoreland Coal Co.†	7,887	117,990

		4,101,701

Coffee — 0.0%
Farmer Bros. Co.†	3,964	80,866

Commercial Services — 1.3%
Acacia Research Corp.#	32,976	490,683
Convergys Corp.	70,426	1,445,142
CoStar Group, Inc.†	19,132	3,563,144
ExlService Holdings, Inc.†	21,872	576,546
Healthcare Services Group, Inc.	45,866	1,329,655
HMS Holdings Corp.†	58,790	1,346,879
Intersections, Inc.	6,340	49,072
Live Nation Entertainment, Inc.†	94,338	1,732,989
Mac-Gray Corp.	8,114	172,828
Medifast, Inc.†	9,256	250,745
National Research Corp., Class A†	6,579	120,461
Performant Financial Corp.†	14,975	157,088
PHH Corp.†#	38,274	920,107
Providence Service Corp.†	7,109	194,929
RPX Corp.†	21,716	358,748
ServiceSource International, Inc.†#	40,937	397,498
SP Plus Corp.†	10,330	252,465
Steiner Leisure, Ltd.†	9,834	581,779
Team, Inc.†	13,801	564,737
TeleTech Holdings, Inc.†	13,350	342,828

		14,848,323

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Commercial Services - Finance — 0.8%
Cardtronics, Inc.†	30,069	$1,280,639
CBIZ, Inc.†#	25,501	228,489
Euronet Worldwide, Inc.†	33,413	1,618,860
EVERTEC, Inc.	19,778	436,500
Global Cash Access Holdings, Inc.†	44,387	432,773
Green Dot Corp., Class A†#	17,293	419,355
Heartland Payment Systems, Inc.	24,353	1,093,693
JTH Holding, Inc.†	3,073	74,828
MoneyGram International, Inc.†	14,354	302,726
PRGX Global, Inc.†	19,337	127,237
Tree.com, Inc.†	4,305	129,882
WEX, Inc.†	26,008	2,581,554
Xoom Corp.†	4,902	135,467

		8,862,003

Communications Software — 0.1%
Audience, Inc.†#	6,450	65,145
Digi International, Inc.†	17,327	199,261
Jive Software, Inc.†	26,537	294,295
Seachange International, Inc.†	21,948	325,708

		884,409

Computer Aided Design — 0.2%
Aspen Technology, Inc.†	62,815	2,483,077

Computer Data Security — 0.0%
Qualys, Inc.†	9,984	246,804

Computer Graphics — 0.1%
Monotype Imaging Holdings, Inc.	25,623	798,156

Computer Services — 0.9%
Acorn Energy, Inc.#	12,127	46,325
CACI International, Inc., Class A†#	15,463	1,109,779
Carbonite, Inc.†	8,114	100,614
CIBER, Inc.†	50,007	198,028
Computer Task Group, Inc.	10,377	197,578
FleetMatics Group PLC†#	10,956	423,997
iGATE Corp.†	23,347	781,658
Insight Enterprises, Inc.†	29,172	702,170
j2 Global, Inc.	30,788	1,476,900
KEYW Holding Corp.†#	21,368	264,750
LivePerson, Inc.†#	36,920	453,747
Manhattan Associates, Inc.†	13,046	1,568,912
Sykes Enterprises, Inc.†	26,324	582,813
Syntel, Inc.	10,347	914,364
Unisys Corp.†	29,584	812,672
Virtusa Corp.†	13,706	483,685

		10,117,992

Computer Software — 0.5%
Accelrys, Inc.†	37,435	364,242
AVG Technologies NV†#	16,045	277,258
Avid Technology, Inc.†	20,835	184,390
Blackbaud, Inc.	30,598	1,106,730
Cornerstone OnDemand, Inc.†	27,058	1,364,264
Envestnet, Inc.†	15,137	601,696
Guidance Software, Inc.†#	11,248	104,044
Planet Payment, Inc.†	28,492	66,956
SS&C Technologies Holdings, Inc.†	39,049	1,683,402

		5,752,982

Computers — 0.0%
Silicon Graphics International Corp.†#	22,671	301,978

Computers - Integrated Systems — 0.3%
Agilysys, Inc.†	9,531	124,570
Cray, Inc.†	26,561	632,417

Security Description	Shares	Value (Note 2)

Computers - Integrated Systems (continued)
Maxwell Technologies, Inc.†#	19,562	$155,518
Mercury Systems, Inc.†	21,669	237,059
MTS Systems Corp.	10,597	738,929
Netscout Systems, Inc.†	24,266	738,414
Radisys Corp.†	15,596	34,935
Silver Spring Networks, Inc.†	3,970	82,139
Super Micro Computer, Inc.†	21,354	339,102

		3,083,083

Computers - Memory Devices — 0.1%
Datalink Corp.†	10,564	110,605
Fusion-io, Inc.†#	50,975	511,789
Hutchinson Technology, Inc.†	15,691	47,858
Imation Corp.†	22,736	99,356
Quantum Corp.†#	142,311	177,889
Spansion, Inc., Class A†	31,695	392,701

		1,340,198

Computers - Periphery Equipment — 0.2%
Electronics for Imaging, Inc.†	31,118	1,232,273
Immersion Corp.†	18,701	229,275
Mitek Systems, Inc.†#	14,898	104,137
Synaptics, Inc.†#	21,775	1,099,855
Uni-Pixel, Inc.†#	6,775	87,194

		2,752,734

Computers - Voice Recognition — 0.0%
Vocera Communications, Inc.†	14,132	251,126

Consulting Services — 0.9%
Accretive Health, Inc.†#	39,414	334,231
Advisory Board Co.†	23,796	1,540,077
Corporate Executive Board Co.	22,531	1,658,958
CRA International, Inc.†	6,821	125,984
Forrester Research, Inc.	8,417	336,512
Franklin Covey Co.†	6,099	124,115
FTI Consulting, Inc.†	27,019	1,213,423
Hackett Group, Inc.	17,409	108,806
Huron Consulting Group, Inc.†	15,604	927,502
ICF International, Inc.†	13,217	478,191
MAXIMUS, Inc.	45,790	2,083,445
Navigant Consulting, Inc.†	33,809	662,656
Pendrell Corp.†	108,559	232,316

		9,826,216

Consumer Products - Misc. — 0.5%
Blyth, Inc.#	6,236	77,888
Central Garden and Pet Co., Class A†	28,060	219,429
Costa, Inc.†	6,383	139,788
CSS Industries, Inc.	5,678	176,813
Helen of Troy, Ltd.†	21,384	1,041,615
Prestige Brands Holdings, Inc.†	34,285	1,208,203
Spectrum Brands Holdings, Inc.	14,413	1,017,269
Tumi Holdings, Inc.†	32,094	770,256
WD-40 Co.	10,368	780,296

		5,431,557

Containers - Paper/Plastic — 0.2%
AEP Industries, Inc.†	2,924	150,761
Berry Plastics Group, Inc.†	37,113	796,074
Graphic Packaging Holding Co.†	140,720	1,263,666
UFP Technologies, Inc.†	3,737	95,667

		2,306,168

Cosmetics & Toiletries — 0.1%
Elizabeth Arden, Inc.†	17,180	679,126
Inter Parfums, Inc.	10,995	400,218
Revlon, Inc., Class A†	7,601	200,666

		1,280,010

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Data Processing/Management — 0.6%
Acxiom Corp.†	49,545	$1,648,858
CommVault Systems, Inc.†	31,157	2,332,101
CSG Systems International, Inc.	22,714	655,753
Fair Isaac Corp.	24,046	1,418,955
Pegasystems, Inc.#	11,658	586,980
Schawk, Inc.	9,033	135,314

		6,777,961

Decision Support Software — 0.1%
Interactive Intelligence Group, Inc.†	10,383	675,310
QAD, Inc.	3,946	67,398

		742,708

Dental Supplies & Equipment — 0.2%
Align Technology, Inc.†	49,025	2,678,726

Diagnostic Equipment — 0.3%
Accelerate Diagnostics, Inc.†#	6,965	94,306
Affymetrix, Inc.†#	47,658	404,617
Cepheid, Inc.†#	44,982	2,043,083
GenMark Diagnostics, Inc.†#	19,516	232,240
TearLab Corp.†#	17,136	160,564

		2,934,810

Diagnostic Kits — 0.1%
Meridian Bioscience, Inc.#	27,796	683,226
OraSure Technologies, Inc.†	37,223	228,921
Quidel Corp.†	18,824	473,612

		1,385,759

Direct Marketing — 0.0%
Harte-Hanks, Inc.	28,813	229,351
ValueVision Media, Inc., Class A†	26,331	151,667

		381,018

Disposable Medical Products — 0.1%
ICU Medical, Inc.†	8,680	570,146
Medical Action Industries, Inc.†	9,752	83,867
Merit Medical Systems, Inc.†	28,523	466,922
Utah Medical Products, Inc.	2,219	118,073

		1,239,008

Distribution/Wholesale — 1.0%
Beacon Roofing Supply, Inc.†	32,632	1,213,258
BlueLinx Holdings, Inc.†	22,645	40,308
Core-Mark Holding Co., Inc.	7,692	567,824
Houston Wire & Cable Co.	12,006	162,081
MWI Veterinary Supply, Inc.†	8,581	1,563,201
Owens & Minor, Inc.#	42,449	1,620,278
Pool Corp.	31,227	1,749,961
Rentrak Corp.†	7,003	279,420
ScanSource, Inc.†	18,690	784,793
Speed Commerce, Inc.†	26,845	105,769
Titan Machinery, Inc.†#	11,536	205,456
United Stationers, Inc.	27,187	1,222,871
Watsco, Inc.	17,215	1,651,951

		11,167,171

Diversified Financial Services — 0.0%
DFC Global Corp.†	27,142	271,691

Diversified Manufacturing Operations — 0.9%
Actuant Corp., Class A	49,058	1,917,187
AZZ, Inc.	17,075	834,626
Barnes Group, Inc.	36,027	1,314,985
Blount International, Inc.†	32,993	478,069
Chase Corp.	4,318	137,571

Security Description	Shares	Value (Note 2)

Diversified Manufacturing Operations (continued)
EnPro Industries, Inc.†#	13,997	$792,230
Fabrinet†	19,005	376,299
Federal Signal Corp.†	41,851	654,131
GP Strategies Corp.†	9,840	293,527
Handy & Harman, Ltd.†	3,658	89,731
Koppers Holdings, Inc.	13,887	657,966
LSB Industries, Inc.†	12,816	411,137
Lydall, Inc.†	11,420	203,619
NL Industries, Inc.	4,527	52,830
Park-Ohio Holdings Corp.†	5,808	247,305
Raven Industries, Inc.	24,374	978,616
Standex International Corp.	8,514	501,645
Tredegar Corp.	16,501	431,996

		10,373,470

Diversified Minerals — 0.1%
AMCOL International Corp.	18,663	581,539
General Moly, Inc.†#	38,496	46,580
United States Lime & Minerals, Inc.†	1,303	75,196
US Silica Holdings, Inc.	14,375	496,082

		1,199,397

Diversified Operations — 0.1%
Harbinger Group, Inc.†#	22,134	265,608
Horizon Pharma, Inc.†#	34,539	249,372
Resource America, Inc., Class A	8,149	76,682

		591,662

Diversified Operations/Commercial Services — 0.1%
Chemed Corp.#	12,648	985,659
Viad Corp.	13,624	367,848

		1,353,507

Drug Delivery Systems — 0.2%
Antares Pharma, Inc.†#	75,564	297,722
BioDelivery Sciences International, Inc.†#	20,055	96,264
Depomed, Inc.†	37,876	334,066
Nektar Therapeutics†	77,419	972,383

		1,700,435

E-Commerce/Products — 0.3%
1-800-FLOWERS.COM, Inc., Class A†	17,279	87,950
Blue Nile, Inc.†#	8,307	382,621
FTD Cos., Inc.†	12,402	409,018
Net Element, Inc.†#	1,502	4,025
Overstock.com, Inc.†	7,496	209,888
Shutterfly, Inc.†	25,453	1,202,145
Stamps.com, Inc.†	8,752	403,205
Vitacost.com, Inc.†#	14,734	84,573

		2,783,425

E-Commerce/Services — 0.3%
Angie's List, Inc.†#	28,317	368,687
ChannelAdvisor Corp.†	4,017	137,904
Move, Inc.†	26,726	412,917
OpenTable, Inc.†#	15,272	1,276,281
Orbitz Worldwide, Inc.†	16,081	111,280
Spark Networks, Inc.†#	11,783	65,985
United Online, Inc.	8,858	140,222
Zillow, Inc., Class A†#	13,961	1,097,614

		3,610,890

E-Marketing/Info — 0.3%
comScore, Inc.†	23,929	651,108
Constant Contact, Inc.†	20,585	563,411
Liquidity Services, Inc.†#	16,659	385,989
Marketo, Inc.†	4,671	135,926

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
E-Marketing/Info (continued)
QuinStreet, Inc.†	21,012	$183,855
ReachLocal, Inc.†#	6,967	88,133
ValueClick, Inc.†#	51,088	1,093,283

		3,101,705

E-Services/Consulting — 0.1%
Perficient, Inc.†	22,453	486,781
Sapient Corp.†	73,973	1,163,595

		1,650,376

Educational Software — 0.0%
Rosetta Stone, Inc.†	7,766	89,309

Electric Products - Misc. — 0.2%
GrafTech International, Ltd.†#	78,329	902,350
Graham Corp.	6,705	250,633
Littelfuse, Inc.	14,818	1,288,425

		2,441,408

Electric - Distribution — 0.0%
EnerNOC, Inc.†	17,603	301,892
Genie Energy, Ltd.†	8,653	145,370

		447,262

Electric - Generation — 0.0%
Atlantic Power Corp.#	80,315	297,166

Electric - Integrated — 1.6%
ALLETE, Inc.	26,760	1,318,733
Ameresco, Inc., Class A†	13,107	120,322
Avista Corp.	40,165	1,094,496
Black Hills Corp.	29,791	1,497,594
Cleco Corp.	40,517	1,852,032
El Paso Electric Co.	26,955	971,189
Empire District Electric Co.	28,601	649,243
IDACORP, Inc.	33,672	1,740,169
MGE Energy, Inc.	15,494	866,889
NorthWestern Corp.	25,395	1,116,872
Otter Tail Corp.	24,311	718,633
Pike Corp.†	17,388	182,748
PNM Resources, Inc.	53,394	1,242,478
Portland General Electric Co.	50,728	1,512,202
UIL Holdings Corp.	33,984	1,275,420
Unitil Corp.	9,259	280,177
UNS Energy Corp.	27,791	1,330,633

		17,769,830

Electronic Components - Misc. — 0.7%
Bel Fuse, Inc., Class B	6,611	150,268
Benchmark Electronics, Inc.†	36,443	837,460
CTS Corp.	22,470	408,505
GSI Group, Inc.†	20,345	223,388
InvenSense, Inc.†#	38,049	657,867
Methode Electronics, Inc.	24,842	718,679
NVE Corp.†	3,259	185,731
OSI Systems, Inc.†	13,364	1,025,019
Plexus Corp.†	22,860	922,858
Rogers Corp.†	11,443	718,735
Sanmina Corp.†	55,492	859,016
Sparton Corp†	6,853	176,533
Stoneridge, Inc.†	19,097	246,542
Viasystems Group, Inc.†	2,444	36,293
Vishay Precision Group, Inc.†	8,286	140,862
Zagg, Inc.†	20,608	87,378

		7,395,134

Security Description	Shares	Value (Note 2)

Electronic Components - Semiconductors — 1.6%
Alpha & Omega Semiconductor, Ltd.†	11,632	$90,148
Ambarella, Inc.†#	12,401	307,545
Amkor Technology, Inc.†#	42,994	257,964
Applied Micro Circuits Corp.†	45,362	569,293
Cavium, Inc.†	34,413	1,245,751
Ceva, Inc.†	14,838	237,260
Diodes, Inc.†	24,055	491,444
DSP Group, Inc.†	13,255	117,174
Entropic Communications, Inc.†	60,041	297,803
GSI Technology, Inc.†	13,761	95,226
GT Advanced Technologies, Inc.†#	80,040	785,192
Inphi Corp.†	17,472	218,400
Integrated Silicon Solution, Inc.†	18,848	223,160
International Rectifier Corp.†	46,552	1,114,455
Intersil Corp., Class A	85,254	896,872
IXYS Corp.	16,210	199,545
Kopin Corp.†	44,453	181,368
Lattice Semiconductor Corp.†	77,514	431,753
Microsemi Corp.†	62,282	1,521,549
Mindspeed Technologies, Inc.†#	28,991	145,825
Monolithic Power Systems, Inc.	24,652	823,377
MoSys, Inc.†	31,520	148,459
OmniVision Technologies, Inc.†	36,180	579,965
Peregrine Semiconductor Corp.†#	17,719	163,546
PLX Technology, Inc.†	30,545	205,873
PMC-Sierra, Inc.†	136,765	820,590
QLogic Corp.†	59,686	740,703
Rambus, Inc.†	74,835	642,833
Richardson Electronics, Ltd.	8,150	91,525
Rubicon Technology, Inc.†#	11,859	120,725
Semtech Corp.†	45,154	1,341,977
Silicon Image, Inc.†	51,740	280,431
SunEdison, Inc.†	155,389	1,974,994
Supertex, Inc.†	6,604	171,374

		17,534,099

Electronic Design Automation — 0.1%
Mentor Graphics Corp.	63,926	1,439,933

Electronic Measurement Instruments — 0.4%
Analogic Corp.	8,205	792,767
Badger Meter, Inc.	9,628	528,866
ESCO Technologies, Inc.	17,721	603,577
FARO Technologies, Inc.†	11,456	624,810
Itron, Inc.†	26,500	1,122,275
Measurement Specialties, Inc.†	10,348	572,659
Mesa Laboratories, Inc.	1,775	146,899
Zygo Corp.†	11,153	175,883

		4,567,736

Electronic Security Devices — 0.1%
American Science & Engineering, Inc.	5,467	391,765
Taser International, Inc.†	34,327	590,081

		981,846

Electronics - Military — 0.0%
API Technologies Corp.†	21,635	82,213
M/A-COM Technology Solutions Holdings, Inc.†	7,087	113,392

		195,605

Energy - Alternate Sources — 0.2%
Amyris, Inc.†#	17,569	48,842
Clean Energy Fuels Corp.†#	45,659	570,281
Enphase Energy, Inc.†#	10,698	77,560
FuelCell Energy, Inc.†#	106,375	146,797
FutureFuel Corp.	14,569	243,594

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Energy - Alternate Sources (continued)
Green Plains Renewable Energy, Inc.#	16,949	$292,879
KiOR, Inc., Class A†#	29,416	69,422
Renewable Energy Group, Inc.†	14,178	161,204
REX American Resources Corp.†	3,667	120,057
Solazyme, Inc.†#	32,053	287,195

		2,017,831

Engineering/R&D Services — 0.3%
Argan, Inc.	9,367	219,656
EMCOR Group, Inc.	44,988	1,787,373
Engility Holdings, Inc.†	11,507	366,498
Exponent, Inc.	8,838	683,796
Mistras Group, Inc.†	10,655	213,633
VSE Corp.#	2,765	141,623

		3,412,579

Engines - Internal Combustion — 0.1%
Briggs & Stratton Corp.#	32,288	652,863
Power Solutions International, Inc.†#	1,292	96,642

		749,505

Enterprise Software/Service — 1.3%
Advent Software, Inc.	21,883	769,187
American Software, Inc., Class A	16,084	155,211
Digital River, Inc.†	23,641	422,465
E2open, Inc.†#	9,893	220,416
Guidewire Software, Inc.†	28,110	1,341,690
ManTech International Corp., Class A#	15,978	459,687
MedAssets, Inc.†	40,837	879,629
MicroStrategy, Inc., Class A†	6,069	784,904
Omnicell, Inc.†	23,013	558,065
Proofpoint, Inc.†	14,624	446,032
PROS Holdings, Inc.†	15,069	580,759
Qlik Technologies, Inc.†	58,331	1,462,942
Rally Software Development Corp.†	4,625	113,775
Sapiens International Corp. NV	11,365	80,237
SciQuest, Inc.†	15,266	426,837
SYNNEX Corp.†	17,694	1,170,635
Tyler Technologies, Inc.†	21,118	2,166,918
Ultimate Software Group, Inc.†	18,532	2,903,779

		14,943,168

Entertainment Software — 0.1%
Glu Mobile, Inc.†#	37,968	139,722
Take - Two Interactive Software, Inc.†	54,283	888,070

		1,027,792

Environmental Consulting & Engineering — 0.1%
Tetra Tech, Inc.†	43,522	1,244,294
TRC Cos., Inc.†	10,846	84,816

		1,329,110

Environmental Monitoring & Detection — 0.1%
Mine Safety Appliances Co.	18,975	945,335

Female Health Care Products — 0.0%
Female Health Co.	14,571	133,470

Filtration/Separation Products — 0.3%
CLARCOR, Inc.	33,304	2,015,891
PMFG, Inc.†	14,023	107,556
Polypore International, Inc.†#	31,269	1,187,597

		3,311,044

Finance - Auto Loans — 0.1%
Consumer Portfolio Services, Inc.†	11,381	83,878
Credit Acceptance Corp.†	4,763	615,141
Nicholas Financial, Inc.	6,891	110,325

		809,344

Security Description	Shares	Value (Note 2)

Finance - Commercial — 0.1%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	9,878	$122,487
Horizon Technology Finance Corp.	5,515	78,313
NewStar Financial, Inc.†	17,593	307,878
WhiteHorse Finance, Inc.#	4,628	71,595

		580,273

Finance - Consumer Loans — 0.4%
Encore Capital Group, Inc.†#	15,643	746,015
First Marblehead Corp.	61,221	50,201
Nelnet, Inc., Class A	15,335	690,075
Portfolio Recovery Associates, Inc.†	33,993	1,985,191
Regional Management Corp.†	3,596	120,933
World Acceptance Corp.†#	6,231	575,246

		4,167,661

Finance - Credit Card — 0.0%
Blackhawk Network Holdings, Inc.†#	7,707	175,643

Finance - Investment Banker/Broker — 0.7%
Cowen Group, Inc., Class A†	65,461	264,462
Diamond Hill Investment Group, Inc.#	1,894	235,330
Evercore Partners, Inc., Class A	21,194	1,162,491
FBR & Co.†	5,861	164,753
FXCM, Inc., Class A#	24,520	408,503
Gain Capital Holdings, Inc.#	7,378	67,140
GFI Group, Inc.	46,668	176,405
Greenhill & Co., Inc.	18,894	1,033,691
INTL. FCStone, Inc.†	9,441	196,278
Investment Technology Group, Inc.†	24,945	488,673
JMP Group, Inc.	10,525	69,044
KCG Holdings, Inc.†	38,112	455,438
Ladenburg Thalmann Financial Services, Inc.†	69,027	206,391
Oppenheimer Holdings, Inc., Class A	6,644	154,340
Piper Jaffray Cos.†	11,569	439,853
Stifel Financial Corp.†	42,613	1,907,784
SWS Group, Inc.†	19,401	125,330

		7,555,906

Finance - Leasing Companies — 0.1%
Aircastle, Ltd.	45,890	859,061
California First National Bancorp	1,554	25,439
Marlin Business Services Corp.	5,528	137,371

		1,021,871

Finance - Mortgage Loan/Banker — 0.3%
Arlington Asset Investment Corp., Class A#	10,730	286,598
Doral Financial Corp.†#	4,377	82,463
Ellie Mae, Inc.†#	17,637	497,363
Federal Agricultural Mtg. Corp., Class C	6,908	241,849
Home Loan Servicing Solutions, Ltd.	38,111	886,843
PennyMac Financial Services, Inc., Class A†	8,565	153,314
Walter Investment Management Corp.†#	24,726	942,802

		3,091,232

Finance - Other Services — 0.4%
BGC Partners, Inc., Class A#	85,166	502,479
Higher One Holdings, Inc.†	21,022	206,857
Imperial Holdings, Inc.†	11,565	73,785
MarketAxess Holdings, Inc.	25,141	1,769,172
Outerwall Inc†#	18,851	1,289,408
WageWorks, Inc.†	16,729	958,572

		4,800,273

Financial Guarantee Insurance — 0.3%
MGIC Investment Corp.†	217,336	1,762,595
Radian Group, Inc.#	115,876	1,652,392

		3,414,987

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Firearms & Ammunition — 0.1%
Smith & Wesson Holding Corp.†#	43,008	$508,355
Sturm Ruger & Co., Inc.#	12,951	996,320

		1,504,675

Food - Canned — 0.2%
Seneca Foods Corp., Class A†	5,460	171,062
TreeHouse Foods, Inc.†	24,294	1,704,224

		1,875,286

Food - Confectionery — 0.0%
Tootsie Roll Industries, Inc.#	13,123	420,592

Food - Dairy Products — 0.0%
Lifeway Foods, Inc.#	3,088	46,691

Food - Flour & Grain — 0.1%
Post Holdings, Inc.†	21,900	1,109,235

Food - Misc./Diversified — 0.8%
Annie's, Inc.†	9,177	421,683
B&G Foods, Inc.	35,432	1,227,010
Boulder Brands, Inc.†	39,887	610,670
Cal-Maine Foods, Inc.	9,951	546,808
Chiquita Brands International, Inc.†	31,144	329,192
Diamond Foods, Inc.†#	14,920	369,121
Hain Celestial Group, Inc.†	25,742	2,128,606
Inventure Foods, Inc.†	9,423	120,520
J&J Snack Foods Corp.	10,015	860,489
John B. Sanfilippo & Son, Inc.	5,484	139,787
Lancaster Colony Corp.	12,408	1,075,277
Seaboard Corp.	197	556,525
Snyders-Lance, Inc.	31,868	918,117

		9,303,805

Food - Retail — 0.4%
Arden Group, Inc., Class A	788	102,432
Fairway Group Holdings Corp.†#	10,523	199,832
Harris Teeter Supermarkets, Inc.	33,157	1,637,293
Ingles Markets, Inc., Class A	8,450	221,981
Nutrisystem, Inc.#	19,191	377,679
SUPERVALU, Inc.†	136,073	877,671
Village Super Market, Inc., Class A	4,244	164,370
Weis Markets, Inc.	7,380	376,601

		3,957,859

Food - Wholesale/Distribution — 0.4%
Calavo Growers, Inc.	8,196	252,683
Chefs' Warehouse, Inc.†	9,379	240,665
Fresh Del Monte Produce, Inc.	25,380	710,894
Spartan Stores, Inc.	24,551	569,574
United Natural Foods, Inc.†	33,056	2,275,905

		4,049,721

Footwear & Related Apparel — 0.7%
Crocs, Inc.†	59,066	815,111
Iconix Brand Group, Inc.†	38,223	1,516,689
R.G. Barry Corp.	6,685	128,352
Skechers U.S.A., Inc., Class A†	25,923	871,531
Steven Madden, Ltd.†	40,323	1,570,984
Weyco Group, Inc.	4,366	128,142
Wolverine World Wide, Inc.	67,268	2,213,790

		7,244,599

Forestry — 0.0%
Deltic Timber Corp.	7,465	470,370

Security Description	Shares	Value (Note 2)

Funeral Services & Related Items — 0.1%
Carriage Services, Inc.	10,531	$197,667
Matthews International Corp., Class A	18,507	780,625
Stewart Enterprises, Inc., Class A#	48,567	643,513

		1,621,805

Gambling (Non-Hotel) — 0.1%
Isle of Capri Casinos, Inc.†	14,190	115,365
Pinnacle Entertainment, Inc.†	39,135	983,854

		1,099,219

Gas - Distribution — 0.8%
Chesapeake Utilities Corp.	6,445	374,970
Delta Natural Gas Co., Inc.	4,596	102,169
Laclede Group, Inc.	21,885	1,009,118
New Jersey Resources Corp.	28,004	1,279,503
Northwest Natural Gas Co.#	18,064	768,262
Piedmont Natural Gas Co., Inc.	50,622	1,678,119
South Jersey Industries, Inc.	21,423	1,214,684
Southwest Gas Corp.	31,055	1,647,778
WGL Holdings, Inc.	34,659	1,381,161

		9,455,764

Gold Mining — 0.0%
Allied Nevada Gold Corp.†#	69,638	231,198
Gold Resource Corp.#	22,230	114,707
Midway Gold Corp.†#	75,218	67,696

		413,601

Golf — 0.0%
Callaway Golf Co.#	47,652	385,981

Hazardous Waste Disposal — 0.1%
Heritage-Crystal Clean, Inc.†	5,922	110,208
US Ecology, Inc.	12,341	474,882

		585,090

Health Care Cost Containment — 0.1%
Corvel Corp.†	7,647	353,979
ExamWorks Group, Inc.†	20,284	598,581

		952,560

Healthcare Safety Devices — 0.0%
Harvard Apparatus Regenerative Technology, Inc.†	4,274	21,669
Unilife Corp.†#	61,152	272,127

		293,796

Heart Monitors — 0.1%
HeartWare International, Inc.†	10,957	1,056,255

Home Furnishings — 0.3%
American Woodmark Corp.†	6,658	240,254
Bassett Furniture Industries, Inc.	7,272	114,679
Ethan Allen Interiors, Inc.	16,638	514,114
Flexsteel Industries, Inc.	3,286	90,891
Hooker Furniture Corp.	7,203	123,027
Kimball International, Inc., Class B	21,740	323,709
La-Z-Boy, Inc.	35,094	1,026,851
Select Comfort Corp.†	37,303	787,466

		3,220,991

Hotels/Motels — 0.1%
Marcus Corp.	12,410	181,062
Morgans Hotel Group Co.†#	17,853	143,716
Orient-Express Hotels, Ltd., Class A†	64,216	945,902

		1,270,680

Housewares — 0.0%
EveryWare Global, Inc.†	6,554	53,481
Libbey, Inc.†	14,075	323,725

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Housewares (continued)
Lifetime Brands, Inc.	6,846	$100,088

		477,294

Human Resources — 0.7%
AMN Healthcare Services, Inc.†	30,860	428,337
Barrett Business Services, Inc.	4,722	399,103
CDI Corp.	9,456	148,365
Cross Country Healthcare, Inc.†	18,184	138,926
Heidrick & Struggles International, Inc.	12,105	220,795
Insperity, Inc.	15,054	530,653
Kelly Services, Inc., Class A	18,052	419,528
Kforce, Inc.	18,148	366,227
Korn/Ferry International†	32,632	755,757
Monster Worldwide, Inc.†#	78,117	439,799
On Assignment, Inc.†	30,654	1,043,156
Resources Connection, Inc.	27,346	388,860
Team Health Holdings, Inc.†	46,043	2,151,589
TrueBlue, Inc.†	27,274	696,578

		8,127,673

Identification Systems — 0.1%
Brady Corp., Class A	30,969	970,259
Checkpoint Systems, Inc.†	27,498	397,071

		1,367,330

Independent Power Producers — 0.2%
Dynegy, Inc.†#	67,031	1,435,134
Ormat Technologies, Inc.	11,841	296,972

		1,732,106

Industrial Automated/Robotic — 0.2%
Cognex Corp.	58,254	1,919,469
Hurco Cos., Inc.	4,322	114,447

		2,033,916

Instruments - Controls — 0.3%
Watts Water Technologies, Inc., Class A	19,125	1,149,795
Woodward, Inc.	46,090	1,977,261

		3,127,056

Instruments - Scientific — 0.3%
FEI Co.	25,854	2,354,007
Fluidigm Corp.†	17,040	541,531

		2,895,538

Insurance Brokers — 0.1%
Crawford & Co., Class B	17,598	181,963
eHealth, Inc.†	13,050	591,296

		773,259

Insurance - Life/Health — 0.7%
American Equity Investment Life Holding Co.#	42,913	1,017,467
CNO Financial Group, Inc.	148,924	2,519,794
FBL Financial Group, Inc., Class A	5,952	273,256
Health Insurance Innovations, Inc.†	3,089	37,006
Independence Holding Co.	5,283	74,543
Kansas City Life Insurance Co.	2,644	132,068
National Western Life Insurance Co., Class A	1,468	314,035
Phoenix Cos., Inc.†	3,888	225,076
Primerica, Inc.	38,199	1,643,703
Symetra Financial Corp.	54,620	1,047,066

		7,284,014

Insurance - Multi-line — 0.1%
Citizens, Inc.†	29,117	256,521
Eastern Insurance Holdings, Inc.	4,313	105,625

Security Description	Shares	Value (Note 2)

Insurance - Multi-line (continued)
Fortegra Financial Corp.†	4,305	$31,513
Horace Mann Educators Corp.	26,604	817,275
United Fire Group, Inc.	13,791	410,282

		1,621,216

Insurance - Property/Casualty — 1.2%
Ambac Financial Group, Inc.†	30,164	713,379
AMERISAFE, Inc.	12,326	540,865
Amtrust Financial Services, Inc.#	20,787	869,105
Baldwin & Lyons, Inc., Class B	6,188	172,769
Donegal Group, Inc., Class A	4,967	80,167
EMC Insurance Group, Inc.	3,018	94,101
Employers Holdings, Inc.	20,746	677,149
Enstar Group, Ltd.†	6,385	889,494
First American Financial Corp.	72,516	1,918,773
Global Indemnity PLC†	6,296	167,725
Hallmark Financial Services, Inc.†	9,519	90,431
HCI Group, Inc.#	6,224	309,893
Hilltop Holdings, Inc.†	41,595	986,217
Infinity Property & Casualty Corp.	7,724	551,107
Investors Title Co.	885	69,915
Meadowbrook Insurance Group, Inc.	33,440	247,122
National Interstate Corp.	4,450	127,893
Navigators Group, Inc.†	6,943	464,070
OneBeacon Insurance Group, Ltd., Class A	15,165	241,124
RLI Corp.	14,267	1,439,398
Safety Insurance Group, Inc.	8,634	484,799
Selective Insurance Group, Inc.	37,223	1,049,316
State Auto Financial Corp.	10,022	226,297
Stewart Information Services Corp.	14,281	454,993
Tower Group International Ltd#	38,498	160,152
Universal Insurance Holdings, Inc.	19,670	243,908

		13,270,162

Insurance - Reinsurance — 0.4%
Argo Group International Holdings, Ltd.	18,220	861,624
Greenlight Capital Re, Ltd., Class A†	18,907	643,027
Maiden Holdings, Ltd.	33,404	422,894
Montpelier Re Holdings, Ltd.	31,018	901,383
Platinum Underwriters Holdings, Ltd.	21,287	1,349,596

		4,178,524

Internet Application Software — 0.3%
Bazaarvoice, Inc.†#	32,216	254,506
Brightcove, Inc.†	18,851	268,250
Dealertrack Technologies, Inc.†	29,151	1,218,512
eGain Corp.†	8,762	100,851
IntraLinks Holdings, Inc.†	25,737	280,791
Lionbridge Technologies, Inc.†	39,029	222,075
RealNetworks, Inc.†	15,055	117,278
VirnetX Holding Corp.†#	28,291	566,386
Vocus, Inc.†	12,596	125,456

		3,154,105

Internet Connectivity Services — 0.2%
Boingo Wireless, Inc.†#	12,440	81,233
Cogent Communications Group, Inc.	31,645	1,234,472
Internap Network Services Corp.†	35,922	276,240
PC-Tel, Inc.	12,375	122,760

		1,714,705

Internet Content - Entertainment — 0.1%
Global Eagle Entertainment, Inc.†	14,391	220,902
Limelight Networks, Inc.†	35,808	73,406

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Internet Content - Entertainment (continued)
Shutterstock, Inc.†	4,969	$367,607

		661,915

Internet Content - Information/News — 0.3%
Bankrate, Inc.†#	30,998	580,902
Dice Holdings, Inc.†	27,214	198,118
HealthStream, Inc.†	13,496	454,005
Reis, Inc.†	5,586	99,822
Travelzoo, Inc.†#	5,316	114,188
WebMD Health Corp.†#	23,525	909,712
XO Group, Inc.†	17,949	281,261
Yelp, Inc.†	19,952	1,210,887

		3,848,895

Internet Incubators — 0.1%
ICG Group, Inc.†	25,474	437,898
ModusLink Global Solutions, Inc.†	24,798	96,464
Safeguard Scientifics, Inc.†	14,061	262,238

		796,600

Internet Infrastructure Software — 0.1%
Responsys, Inc.†	24,671	417,187
support.com, Inc.†	33,690	134,760
TeleCommunication Systems, Inc., Class A†	31,888	73,661
Unwired Planet, Inc.†	61,614	93,653

		719,261

Internet Security — 0.0%
VASCO Data Security International, Inc.†	19,385	149,264
Zix Corp.†	41,476	192,034

		341,298

Internet Telephone — 0.1%
BroadSoft, Inc.†	18,795	499,383
magicJack VocalTec, Ltd.†	12,436	142,641

		642,024

Investment Companies — 1.0%
Apollo Investment Corp.	150,648	1,358,845
BlackRock Kelso Capital Corp.	49,669	491,226
Capital Southwest Corp.	9,020	309,476
Fifth Street Finance Corp.	80,945	773,834
Garrison Capital, Inc.	4,026	58,780
Gladstone Capital Corp.	14,077	137,392
Golub Capital BDC, Inc.#	23,231	436,975
KCAP Financial, Inc.#	18,951	159,378
Main Street Capital Corp.	23,309	768,032
MCG Capital Corp.	47,735	229,605
Medallion Financial Corp.	12,483	221,448
MVC Capital, Inc.	16,032	232,785
New Mountain Finance Corp.	20,998	316,440
NGP Capital Resources Co.	14,090	109,620
PennantPark Floating Rate Capital, Ltd.	6,906	95,579
PennantPark Investment Corp.	44,543	542,088
Prospect Capital Corp.	163,050	1,860,401
Solar Capital, Ltd.	30,168	698,389
Solar Senior Capital, Ltd.	7,719	140,563
Stellus Capital Investment Corp.#	8,077	124,709
TCP Capital Corp.#	17,414	301,262
THL Credit, Inc.	17,639	299,334
TICC Capital Corp.#	35,220	380,728
Triangle Capital Corp.	18,476	549,846

		10,596,735

Security Description	Shares	Value (Note 2)

Investment Management/Advisor Services — 0.6%
Calamos Asset Management, Inc., Class A	13,307	$147,575
CIFC Corp.#	4,587	36,558
Cohen & Steers, Inc.#	12,614	505,947
Financial Engines, Inc.	32,783	2,221,048
GAMCO Investors, Inc., Class A	4,039	340,084
Janus Capital Group, Inc.#	100,020	1,088,218
Manning & Napier, Inc.	9,106	166,367
Medley Capital Corp.#	19,240	275,709
Pzena Investment Management, Inc., Class A	7,609	71,601
Virtus Investment Partners, Inc.†	3,883	806,887
Westwood Holdings Group, Inc.	4,674	267,727
WisdomTree Investments, Inc.†	67,338	1,031,618

		6,959,339

Lasers - System/Components — 0.3%
Coherent, Inc.†	16,316	1,126,457
Electro Scientific Industries, Inc.	15,973	164,362
II-VI, Inc.†	34,226	559,595
Newport Corp.†	26,196	449,261
Rofin-Sinar Technologies, Inc.†	18,953	489,556

		2,789,231

Leisure Products — 0.3%
Brunswick Corp.	60,634	2,770,974
Johnson Outdoors, Inc., Class A	3,321	95,113
Marine Products Corp.	7,048	67,872

		2,933,959

Lighting Products & Systems — 0.4%
Acuity Brands, Inc.	28,714	2,944,046
Revolution Lighting Technologies, Inc.†#	19,883	56,667
Universal Display Corp.†#	26,962	973,598

		3,974,311

Linen Supply & Related Items — 0.2%
G&K Services, Inc., Class A	13,107	789,304
UniFirst Corp.	9,813	1,003,281

		1,792,585

Machine Tools & Related Products — 0.0%
Hardinge, Inc.	7,882	122,092

Machinery - Construction & Mining — 0.1%
Astec Industries, Inc.	13,656	499,809
Hyster-Yale Materials Handling, Inc.	7,058	588,355

		1,088,164

Machinery - Electrical — 0.1%
Franklin Electric Co., Inc.	31,784	1,414,388

Machinery - Farming — 0.1%
Alamo Group, Inc.	4,745	278,579
Lindsay Corp.#	8,617	658,253

		936,832

Machinery - General Industrial — 0.9%
Albany International Corp., Class A	18,739	688,846
Altra Industrial Motion Corp.	18,099	549,848
Applied Industrial Technologies, Inc.	28,247	1,366,590
Chart Industries, Inc.†	20,323	1,977,428
DXP Enterprises, Inc.†	6,351	622,271
Flow International Corp.†	32,459	130,485
Kadant, Inc.	7,512	311,147
Manitex International, Inc.†	8,242	109,783
Middleby Corp.†	12,598	2,782,142
Tennant Co.	12,335	804,982
Twin Disc, Inc.	5,576	160,199

		9,503,721

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Machinery - Material Handling — 0.1%
Columbus McKinnon Corp.†	13,077	$362,233
NACCO Industries, Inc., Class A	3,320	214,970

		577,203

Machinery - Print Trade — 0.0%
ExOne Co.†#	4,086	218,192

Machinery - Pumps — 0.0%
Gorman-Rupp Co.	10,107	425,201
Tecumseh Products Co., Class A†#	12,387	108,139

		533,340

Machinery - Thermal Process — 0.0%
Global Power Equipment Group, Inc.	11,405	222,740

Marine Services — 0.0%
Great Lakes Dredge & Dock Corp.	39,810	354,707
Odyssey Marine Exploration, Inc.†#	52,869	108,382

		463,089

Medical Imaging Systems — 0.0%
Merge Healthcare, Inc.†	43,769	102,419

Medical Information Systems — 0.6%
athenahealth, Inc.†	24,628	3,230,455
Computer Programs & Systems, Inc.	7,427	456,909
Medidata Solutions, Inc.†	17,823	2,119,333
Quality Systems, Inc.	26,749	624,856

		6,431,553

Medical Instruments — 1.1%
Abaxis, Inc.†	14,815	533,044
AngioDynamics, Inc.†	16,510	255,080
ArthroCare Corp.†	18,902	712,983
AtriCure, Inc.†	14,031	219,725
Cardiovascular Systems, Inc.†	14,022	465,530
CONMED Corp.	18,589	756,758
CryoLife, Inc.	18,414	203,475
DexCom, Inc.†	47,391	1,568,168
Endologix, Inc.†	42,095	752,238
Genomic Health, Inc.†#	11,214	394,509
Integra LifeSciences Holdings Corp.†	13,406	622,709
MAKO Surgical Corp.†	28,190	844,572
Natus Medical, Inc.†	20,369	469,098
Navidea Biopharmaceuticals, Inc.†#	80,163	129,864
NuVasive, Inc.†	29,648	985,796
Solta Medical, Inc.†	47,554	95,108
Spectranetics Corp.†	27,047	629,113
SurModics, Inc.†	9,720	234,446
Symmetry Medical, Inc.†	24,987	245,123
Thoratec Corp.†	38,429	1,512,950
Vascular Solutions, Inc.†	11,066	230,726
Volcano Corp.†#	36,559	832,448

		12,693,463

Medical Labs & Testing Services — 0.0%
Bio-Reference Labs, Inc.†#	16,392	478,646

Medical Laser Systems — 0.1%
Biolase, Inc.†#	21,379	38,055
Cutera, Inc.†	9,837	92,960
Cynosure, Inc., Class A†	12,839	332,402
PhotoMedex, Inc.†#	9,403	114,528

		577,945

Medical Products — 1.3%
ABIOMED, Inc.†	25,965	742,339
Accuray, Inc.†#	49,681	396,454

Security Description	Shares	Value (Note 2)

Medical Products (continued)
Alphatec Holdings, Inc.†	41,556	$82,696
Atrion Corp.	1,048	294,991
Cantel Medical Corp.	21,972	819,995
Cerus Corp.†#	46,732	312,637
Chindex International, Inc.†	7,973	136,259
Cyberonics, Inc.†	18,525	1,273,038
Exactech, Inc.†	6,264	155,848
Globus Medical, Inc., Class A†	36,616	705,224
Greatbatch, Inc.†	16,021	650,933
Haemonetics Corp.†	34,238	1,446,898
Hanger, Inc.†	23,239	902,603
Invacare Corp.	21,454	480,570
Luminex Corp.†	25,037	489,974
MiMedx Group, Inc.†#	56,447	355,616
NxStage Medical, Inc.†	40,043	408,839
Orthofix International NV†	13,040	282,055
Rockwell Medical, Inc.†#	26,314	384,974
Tornier NV†	17,432	315,345
West Pharmaceutical Services, Inc.	46,364	2,314,491
Wright Medical Group, Inc.†	27,073	807,046
Zeltiq Aesthetics, Inc.†	11,849	207,832

		13,966,657

Medical Sterilization Products — 0.2%
STERIS Corp.	39,512	1,823,084

Medical - Biomedical/Gene — 2.3%
Acorda Therapeutics, Inc.†	27,192	946,554
Aegerion Pharmaceuticals, Inc.†#	19,318	1,370,226
Alnylam Pharmaceuticals, Inc.†	38,957	2,384,168
AMAG Pharmaceuticals, Inc.†	14,462	354,753
Arena Pharmaceuticals, Inc.†#	145,980	951,790
Arqule, Inc.†	39,775	96,653
BioTime, Inc.†#	24,754	98,768
Cambrex Corp.†	20,131	392,555
Cell Therapeutics, Inc.†#	75,501	146,472
Celldex Therapeutics, Inc.†#	54,209	1,504,842
Chelsea Therapeutics International, Ltd.†	44,968	174,026
Coronado Biosciences, Inc.†#	14,785	24,247
Cubist Pharmaceuticals, Inc. CVR†	32,659	53,887
Curis, Inc.†#	53,986	172,755
Cytokinetics, Inc.†	16,603	107,754
Dendreon Corp.†#	105,642	313,757
Dynavax Technologies Corp.†#	122,595	216,993
Emergent Biosolutions, Inc.†	18,394	412,945
Enzon Pharmaceuticals, Inc.	25,183	41,804
Epizyme, Inc.†#	3,964	83,006
Exact Sciences Corp.†#	42,964	527,598
Exelixis, Inc.†#	123,206	718,291
Fibrocell Science, Inc.†	11,301	46,334
Galena Biopharma, Inc.†#	55,951	224,923
Geron Corp.†#	87,430	469,499
GTx, Inc.†#	17,581	29,712
Halozyme Therapeutics, Inc.†#	59,549	878,943
Harvard Bioscience, Inc.†	17,098	77,967
ImmunoGen, Inc.†#	56,665	823,342
Immunomedics, Inc.†#	49,140	212,285
Insmed, Inc.†	18,936	306,763
Intercept Pharmaceuticals, Inc.†	4,209	220,425
InterMune, Inc.†#	54,711	756,653
KYTHERA Biopharmaceuticals, Inc.†#	6,835	266,428
Lexicon Pharmaceuticals, Inc.†#	152,377	365,705
Ligand Pharmaceuticals, Inc., Class B†#	11,942	664,931
Medicines Co.†	37,534	1,374,120
MEI Pharma, Inc.†#	6,440	51,005
Merrimack Pharmaceuticals, Inc.†#	60,910	239,985

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Biomedical/Gene (continued)
Momenta Pharmaceuticals, Inc.†	31,650	$563,054
Nanosphere, Inc.†	28,149	64,743
NeoGenomics, Inc.†	22,043	77,151
NewLink Genetics Corp.†#	11,318	254,655
Novavax, Inc.†	90,499	336,656
NPS Pharmaceuticals, Inc.†	67,255	1,776,205
Omeros Corp.†#	19,984	157,674
OncoGenex Pharmaceutical, Inc.†	9,834	84,474
OvaScience, Inc.†#	6,011	57,525
Pacific Biosciences of California, Inc.†	29,885	126,414
PDL BioPharma, Inc.#	93,842	916,836
Peregrine Pharmaceuticals, Inc.†#	91,908	125,914
Prothena Corp. PLC†#	7,961	224,739
Puma Biotechnology, Inc.†	14,846	739,182
Repligen Corp.†#	21,077	283,907
Rigel Pharmaceuticals, Inc.†	58,412	155,376
RTI Surgical, Inc.†	37,719	116,175
Sangamo Biosciences, Inc.†#	36,028	439,902
Sequenom, Inc.†#	77,188	203,004
Spectrum Pharmaceuticals, Inc.	40,237	387,482
Stemline Therapeutics, Inc.†#	6,132	126,687
Sunesis Pharmaceuticals, Inc.†	21,687	109,519
Trius Therapeutics, Inc. CVR(1)(2)	24,953	0
Verastem, Inc.†#	9,673	102,340
Vical, Inc.†#	50,918	59,065
XOMA Corp.†#	41,973	200,631
Zeneca, Inc. CVR(1)(2)	3,950	2,370
ZIOPHARM Oncology, Inc.†#	44,999	188,096

		25,982,640

Medical - Drugs — 1.8%
ACADIA Pharmaceuticals, Inc.†#	46,973	1,094,001
AcelRx Pharmaceuticals, Inc.†#	14,000	136,920
Achillion Pharmaceuticals, Inc.†#	64,724	223,945
Akorn, Inc.†#	39,015	1,004,636
Alimera Sciences, Inc.†	11,362	28,632
Amicus Therapeutics, Inc.†	20,378	49,926
Ampio Pharmaceuticals, Inc.†#	18,532	146,959
Anacor Pharmaceuticals, Inc.†#	16,985	237,790
Array BioPharma, Inc.†#	78,277	447,744
Auxilium Pharmaceuticals, Inc.†	33,051	674,571
Cadence Pharmaceuticals, Inc.†	41,349	372,968
Cempra, Inc.†#	9,939	128,511
ChemoCentryx, Inc.†#	16,478	85,191
Chimerix, Inc.†	5,690	91,154
Clovis Oncology, Inc.†	9,317	561,629
Corcept Therapeutics, Inc.†#	35,678	76,708
Cytori Therapeutics, Inc.†#	42,343	115,173
Durata Therapeutics, Inc.†#	8,766	107,997
Enanta Pharmaceuticals, Inc.†	2,440	65,953
Endocyte, Inc.†#	20,423	235,681
Furiex Pharmaceuticals, Inc.†	4,456	200,520
Hi-Tech Pharmacal Co., Inc.†	7,455	323,771
Idenix Pharmaceuticals, Inc.†#	66,880	359,146
Infinity Pharmaceuticals, Inc.†	32,093	468,879
Insys Therapeutics, Inc.†#	3,394	149,675
Ironwood Pharmaceuticals, Inc.†#	62,374	712,311
Keryx Biopharmaceuticals, Inc.†#	54,777	760,853
Lannett Co., Inc.†	10,946	323,345
Opko Health, Inc.†#	95,302	1,004,483
Orexigen Therapeutics, Inc.†	63,440	433,295
Pacira Pharmaceuticals, Inc.†	18,473	1,019,525
Pernix Therapeutics Holdings†#	11,743	32,528
PharMerica Corp.†	19,906	449,478
Pozen, Inc.†	18,085	142,872

Security Description	Shares	Value (Note 2)

Medical - Drugs (continued)
Progenics Pharmaceuticals, Inc.†	34,212	$175,165
Raptor Pharmaceutical Corp.†#	37,157	516,111
Receptos, Inc.†#	3,874	89,644
Regulus Therapeutics, Inc.†#	5,991	37,683
Repros Therapeutics, Inc.†#	12,497	214,324
Sagent Pharmaceuticals, Inc.†	11,185	254,011
Santarus, Inc.†#	37,148	1,195,423
Sciclone Pharmaceuticals, Inc.†	36,249	176,895
SIGA Technologies, Inc.†#	24,644	86,993
Sucampo Pharmaceuticals, Inc., Class A†	9,181	68,307
Supernus Pharmaceuticals, Inc.†#	9,980	72,155
Synergy Pharmaceuticals, Inc.†#	53,999	247,855
Synta Pharmaceuticals Corp.†#	27,186	137,833
Targacept, Inc.†	18,710	107,583
TESARO, Inc.†	8,968	349,752
Tetraphase Pharmaceuticals, Inc.†	7,721	90,799
TG Therapeutics, Inc.†	8,563	37,763
TherapeuticsMD, Inc.†	52,323	255,859
Vanda Pharmaceuticals, Inc.†#	19,002	223,084
ViroPharma, Inc.†	43,779	2,167,498
Vivus, Inc.†#	67,478	676,130
XenoPort, Inc.†#	29,072	155,244
Zogenix, Inc.†#	48,063	155,244

		19,758,125

Medical - Generic Drugs — 0.1%
Impax Laboratories, Inc.†	45,901	1,103,460
KaloBios Pharmaceuticals, Inc.†	5,877	24,919

		1,128,379

Medical - HMO — 0.6%
Centene Corp.†	36,479	2,178,891
Magellan Health Services, Inc.†	18,147	1,110,596
Molina Healthcare, Inc.†	18,995	638,232
Triple-S Management Corp., Class B†	15,874	321,607
Universal American Corp.	25,750	199,048
WellCare Health Plans, Inc.†	29,134	2,164,656

		6,613,030

Medical - Hospitals — 0.1%
Acadia Healthcare Co., Inc.†	23,741	1,096,834
Select Medical Holdings Corp.	32,614	282,437
USMD Holdings, Inc.†#	725	18,176

		1,397,447

Medical - Nursing Homes — 0.2%
Ensign Group, Inc.	13,032	588,655
Kindred Healthcare, Inc.	36,223	609,995
National Healthcare Corp.#	7,210	402,318
Skilled Healthcare Group, Inc., Class A†	13,290	68,311

		1,669,279

Medical - Outpatient/Home Medical — 0.3%
Addus HomeCare Corp.†	3,663	106,227
Air Methods Corp.#	26,063	1,458,486
Almost Family, Inc.	5,541	154,594
Amedisys, Inc.†#	21,092	343,378
Amsurg Corp.†	21,445	1,036,222
Gentiva Health Services, Inc.†	20,988	259,202
LHC Group, Inc.†	8,083	191,971

		3,550,080

Metal Processors & Fabrication — 0.7%
Ampco-Pittsburgh Corp.	5,666	103,914
CIRCOR International, Inc.	11,771	933,793
Dynamic Materials Corp.	9,172	205,544

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Metal Processors & Fabrication (continued)
Global Brass & Copper Holdings, Inc.	5,396	$89,034
Haynes International, Inc.	8,267	448,237
LB Foster Co., Class A	6,815	319,419
Mueller Industries, Inc.	18,847	1,151,175
NN, Inc.	11,468	228,787
RBC Bearings, Inc.†	15,412	1,054,027
Rexnord Corp.†	20,305	493,615
RTI International Metals, Inc.†	21,002	732,340
Sun Hydraulics Corp.	14,386	618,166
Worthington Industries, Inc.	35,440	1,485,999

		7,864,050

Metal Products - Distribution — 0.0%
A.M. Castle & Co.†#	11,733	164,145
Olympic Steel, Inc.	6,076	170,553

		334,698

Metal - Aluminum — 0.1%
Century Aluminum Co.†	34,468	310,212
Kaiser Aluminum Corp.	12,671	853,012
Noranda Aluminum Holding Corp.	22,602	63,511

		1,226,735

Metal - Diversified — 0.0%
Molycorp, Inc.†#	83,125	397,338

Miscellaneous Manufacturing — 0.3%
American Railcar Industries, Inc.#	6,335	274,939
FreightCar America, Inc.	8,061	187,660
Hillenbrand, Inc.	36,839	1,035,176
John Bean Technologies Corp.	19,391	573,198
Movado Group, Inc.	11,845	539,184
Trimas Corp.†	26,608	973,321

		3,583,478

MRI/Medical Diagnostic Imaging — 0.0%
Alliance HealthCare Services, Inc.†	3,339	96,430

Multimedia — 0.2%
Demand Media, Inc.†#	24,261	133,678
Entravision Communications Corp., Class A	36,961	244,312
EW Scripps Co., Class A†	20,959	424,839
Journal Communications, Inc., Class A†	29,563	285,579
Martha Stewart Living Omnimedia, Inc., Class A†	19,473	71,855
Media General, Inc., Class A†#	13,138	237,798
Meredith Corp.	23,942	1,277,066

		2,675,127

Networking Products — 0.5%
Anixter International, Inc.	18,166	1,605,874
Black Box Corp.	10,814	302,900
Calix, Inc.†	26,836	274,801
Cyan, Inc.†#	5,363	23,758
Extreme Networks, Inc.†	62,333	433,214
Infinera Corp.†#	77,676	722,387
Ixia†	37,856	491,749
LogMeIn, Inc.†	16,297	562,247
NeoPhotonics Corp.†	13,529	80,092
NETGEAR, Inc.†	25,823	829,177
Parkervision, Inc.†#	59,341	248,045
Procera Networks, Inc.†#	13,774	210,329

		5,784,573

Non - Ferrous Metals — 0.2%
Globe Specialty Metals, Inc.	43,217	769,263
Horsehead Holding Corp.†	29,564	442,573
Materion Corp.	13,766	395,910

Security Description	Shares	Value (Note 2)

Non - Ferrous Metals (continued)
Ur-Energy, Inc.†#	81,356	$95,187
Uranium Energy Corp.†#	57,309	111,179

		1,814,112

Non - Hazardous Waste Disposal — 0.0%
Casella Waste Systems, Inc., Class A†	25,899	154,617

Office Furnishings - Original — 0.4%
CompX International, Inc.	774	10,062
Herman Miller, Inc.	39,293	1,253,840
HNI Corp.	30,471	1,207,870
Interface, Inc.	39,767	797,328
Knoll, Inc.	32,297	573,272
Steelcase, Inc., Class A	56,519	922,955

		4,765,327

Office Supplies & Forms — 0.0%
ACCO Brands Corp.†	76,103	458,140

Oil & Gas Drilling — 0.1%
Hercules Offshore, Inc.†	106,902	683,104
Parker Drilling Co.†	79,848	633,195
Vantage Drilling Co.†#	134,727	251,939

		1,568,238

Oil Companies - Exploration & Production — 2.3%
Abraxas Petroleum Corp.†#	55,058	198,209
Apco Oil and Gas International, Inc.†	6,125	96,346
Approach Resources, Inc.†#	23,377	495,359
Berry Petroleum Co., Class A	35,304	1,776,497
Bill Barrett Corp.†#	32,681	878,792
Bonanza Creek Energy, Inc.†	19,728	904,923
BPZ Resources, Inc.†#	78,972	165,841
Callon Petroleum Co.†	26,724	177,715
Carrizo Oil & Gas, Inc.†	27,071	1,094,751
Clayton Williams Energy, Inc.†	3,947	285,763
Comstock Resources, Inc.#	32,372	548,058
Contango Oil & Gas Co.†	9,936	468,085
Diamondback Energy, Inc.†	11,954	594,592
DLB Oil & Gas, Inc.(1)(2)	3,000	0
Emerald Oil, Inc.†	24,505	177,906
Endeavour International Corp.†#	31,572	152,808
Energy XXI Bermuda, Ltd.#	53,206	1,445,075
EPL Oil & Gas, Inc.†	20,032	573,917
Equal Energy, Ltd.	23,865	120,518
Evolution Petroleum Corp.	11,365	140,471
EXCO Resources, Inc.#	90,974	481,252
Forest Oil Corp.†	79,964	353,441
FX Energy, Inc.†#	35,806	122,457
Gastar Exploration, Inc.†	41,287	243,180
Goodrich Petroleum Corp.†	17,690	340,356
Halcon Resources Corp.†#	138,723	556,279
Isramco, Inc.†	619	77,994
Kodiak Oil & Gas Corp.†	177,924	2,017,658
Magnum Hunter Resources Corp.†#	115,226	834,236
Matador Resources Co.†	33,200	723,428
Midstates Petroleum Co., Inc.†#	22,250	133,722
Miller Energy Resources, Inc.†#	20,456	170,603
Northern Oil and Gas, Inc.†#	42,756	681,958
Panhandle Oil and Gas, Inc., Class A#	4,673	154,676
PDC Energy, Inc.†	20,338	1,198,112
Penn Virginia Corp.†	37,014	397,160
PetroQuest Energy, Inc.†	38,239	156,780
Quicksilver Resources, Inc.†#	83,513	243,858
Resolute Energy Corp.†#	45,383	408,901
Rex Energy Corp.†	30,304	581,231
Rosetta Resources, Inc.†	40,949	2,070,791

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Oil Companies - Exploration & Production (continued)
Sanchez Energy Corp.†#	19,058	$489,219
Stone Energy Corp.†	33,494	1,107,982
Swift Energy Co.†#	29,064	386,842
Synergy Resources Corp.†	27,252	257,259
Triangle Petroleum Corp.†	30,901	328,169
Vaalco Energy, Inc.†	38,818	234,849
W&T Offshore, Inc.#	23,306	400,863
Warren Resources, Inc.†	48,843	158,740
ZaZa Energy Corp.†#	24,846	26,337

		25,633,959

Oil Field Machinery & Equipment — 0.2%
Bolt Technology Corp.	5,782	116,738
Flotek Industries, Inc.†	31,988	669,829
Forum Energy Technologies, Inc.†	26,370	712,254
Gulf Island Fabrication, Inc.	9,691	256,424
Mitcham Industries, Inc.†	8,606	150,605
Natural Gas Services Group, Inc.†	8,290	245,881
Thermon Group Holdings, Inc.†	18,172	523,354

		2,675,085

Oil Refining & Marketing — 0.2%
Adams Resources & Energy, Inc.	1,409	80,623
Alon USA Energy, Inc.	15,600	215,280
Arabian American Development Co.†	13,325	137,514
Delek US Holdings, Inc.	24,891	753,202
Western Refining, Inc.#	36,294	1,418,006

		2,604,625

Oil - Field Services — 1.2%
Basic Energy Services, Inc.†	20,049	284,495
C&J Energy Services, Inc.†#	30,197	715,669
Cal Dive International, Inc.†#	65,642	121,438
CARBO Ceramics, Inc.	13,268	1,632,362
Exterran Holdings, Inc.†	38,592	1,255,012
Helix Energy Solutions Group, Inc.†	71,011	1,577,154
Hornbeck Offshore Services, Inc.†	23,991	1,214,664
Key Energy Services, Inc.†	102,096	800,433
Matrix Service Co.†	17,476	387,967
Newpark Resources, Inc.†	57,752	696,489
Pioneer Energy Services Corp.†	41,677	300,908
SEACOR Holdings, Inc.†	13,480	1,254,314
Targa Resources Corp.	22,054	1,788,359
Tesco Corp.†	20,251	362,088
TETRA Technologies, Inc.†	52,466	647,431
Willbros Group, Inc.†	26,799	235,027

		13,273,810

Optical Recognition Equipment — 0.0%
Digimarc Corp.	4,202	78,703

Optical Supplies — 0.0%
Staar Surgical Co.†	24,632	310,856

Paper & Related Products — 0.5%
Clearwater Paper Corp.†	14,884	788,108
KapStone Paper and Packaging Corp.†	27,370	1,458,274
Neenah Paper, Inc.	10,712	449,797
Orchids Paper Products Co.#	4,007	131,189
P.H. Glatfelter Co.	28,769	805,244
Resolute Forest Products, Inc.†	46,796	758,095
Schweitzer-Mauduit International, Inc.	21,031	1,085,410
Wausau Paper Corp.	33,116	402,028
Xerium Technologies, Inc.†	7,313	96,459

		5,974,604

Security Description	Shares	Value (Note 2)

Patient Monitoring Equipment — 0.2%
Insulet Corp.†	35,818	$1,325,982
Masimo Corp.†	32,652	934,827

		2,260,809

Pharmacy Services — 0.0%
BioScrip, Inc.†	39,080	266,135

Physical Therapy/Rehabilitation Centers — 0.2%
HealthSouth Corp.	58,466	2,092,498
U.S. Physical Therapy, Inc.	8,090	273,119

		2,365,617

Physicians Practice Management — 0.1%
Healthways, Inc.†#	22,924	321,165
IPC The Hospitalist Co., Inc.†	11,238	706,646

		1,027,811

Pipelines — 0.3%
Crosstex Energy, Inc.	31,907	1,036,977
Primoris Services Corp.	23,649	680,145
SemGroup Corp., Class A	28,186	1,730,057

		3,447,179

Platinum — 0.1%
Stillwater Mining Co.†	79,162	888,989

Pollution Control — 0.1%
Advanced Emissions Solutions, Inc.†	6,746	391,200
CECO Environmental Corp.	17,483	278,504
GSE Holding, Inc.†	5,352	11,079

		680,783

Poultry — 0.2%
Pilgrim's Pride Corp.†	40,623	665,405
Sanderson Farms, Inc.	15,427	1,054,281

		1,719,686

Power Converter/Supply Equipment — 0.4%
Advanced Energy Industries, Inc.†	26,315	626,823
Capstone Turbine Corp.†#	204,156	242,946
Generac Holdings, Inc.	34,552	1,840,240
Powell Industries, Inc.	6,172	423,337
PowerSecure International, Inc.†	12,710	223,315
SunPower Corp.†#	27,634	838,416
Vicor Corp.†	11,851	128,109

		4,323,186

Precious Metals — 0.1%
Coeur Mining, Inc.†	68,022	749,602
Paramount Gold and Silver Corp.†#	92,423	107,211

		856,813

Printing - Commercial — 0.5%
ARC Document Solutions, Inc.†	25,256	217,454
Cenveo, Inc.†#	36,116	123,878
Consolidated Graphics, Inc.†	4,851	312,453
Deluxe Corp.	34,094	1,694,131
Ennis, Inc.	17,536	325,117
Multi - Color Corp.	8,213	311,355
Quad/Graphics, Inc.	16,749	436,311
Valassis Communications, Inc.#	26,026	764,123
VistaPrint NV†#	21,882	1,254,605

		5,439,427

Private Equity — 0.0%
Fidus Investment Corp.#	9,183	199,363
Gladstone Investment Corp.#	17,747	134,700

		334,063

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Protection/Safety — 0.0%
Landauer, Inc.	6,385	$338,405

Publishing - Books — 0.1%
Courier Corp.	7,674	143,657
Scholastic Corp.	17,722	541,230

		684,887

Publishing - Newspapers — 0.1%
AH Belo Corp., Class A	12,661	97,996
Daily Journal Corp.†#	613	89,498
McClatchy Co., Class A†#	40,739	127,920
New York Times Co., Class A#	86,478	1,207,233

		1,522,647

Publishing - Periodicals — 0.0%
Dex Media, Inc.†	11,484	83,374

Racetracks — 0.1%
Churchill Downs, Inc.	9,216	828,058
International Speedway Corp., Class A	18,661	640,632
Speedway Motorsports, Inc.	7,801	157,034

		1,625,724

Radio — 0.1%
Beasley Broadcasting Group, Inc., Class A	2,936	26,982
Cumulus Media, Inc., Class A†	50,475	352,315
Entercom Communications Corp., Class A†#	16,029	167,824
Saga Communications, Inc., Class A	3,241	167,236
Salem Communications Corp., Class A	6,961	62,579

		776,936

Real Estate Investment Trusts — 6.7%
Acadia Realty Trust	36,918	958,760
AG Mortgage Investment Trust, Inc.#	18,725	296,604
Agree Realty Corp.	8,876	260,067
Alexander's, Inc.	1,408	453,714
Altisource Residential Corp.	16,799	467,852
American Assets Trust, Inc.	22,521	702,430
American Capital Mortgage Investment Corp.	39,530	746,722
American Realty Capital Properties, Inc.#	103,248	1,353,581
American Residential Properties, Inc.†#	9,184	161,271
AmREIT, Inc., Class B	10,839	188,707
Anworth Mtg. Asset Corp.	97,105	432,117
Apollo Commercial Real Estate Finance, Inc.	24,721	411,110
Apollo Residential Mortgage, Inc.	21,474	324,687
Ares Commercial Real Estate Corp.	4,769	62,569
Armada Hoffler Properties, Inc.#	12,739	130,447
ARMOUR Residential REIT, Inc.	250,779	980,546
Ashford Hospitality Prime, Inc.†	6,983	142,872
Ashford Hospitality Trust, Inc.	34,919	286,685
Associated Estates Realty Corp.	33,763	537,169
Aviv REIT, Inc.	7,709	198,121
Campus Crest Communities, Inc.#	43,271	430,546
Capstead Mortgage Corp.#	64,056	770,594
Cedar Realty Trust, Inc.	48,467	281,109
Chambers Street Properties#	166,875	1,380,056
Chatham Lodging Trust	11,786	242,674
Chesapeake Lodging Trust	32,557	777,136
Colony Financial, Inc.	43,301	875,546
CoreSite Realty Corp.	13,906	449,998
Cousins Properties, Inc.	71,669	767,575
CubeSmart	89,297	1,448,397
CyrusOne, Inc.	12,855	262,628
CYS Investments, Inc.#	117,044	936,352
DCT Industrial Trust, Inc.	194,869	1,453,723
DiamondRock Hospitality Co.	131,014	1,497,490
DuPont Fabros Technology, Inc.	41,837	981,914

Security Description	Shares	Value (Note 2)

Real Estate Investment Trusts (continued)
Dynex Capital, Inc.	36,827	$308,979
EastGroup Properties, Inc.	20,281	1,228,826
Education Realty Trust, Inc.	76,430	664,941
Ellington Residential Mortgage REIT	4,324	70,179
EPR Properties	31,532	1,585,744
Equity One, Inc.	40,358	904,019
Excel Trust, Inc.	32,064	375,790
FelCor Lodging Trust, Inc.†	83,201	609,031
First Industrial Realty Trust, Inc.	72,050	1,257,993
First Potomac Realty Trust	39,376	472,512
Franklin Street Properties Corp.	60,338	775,947
Geo Group, Inc.	47,992	1,574,138
Getty Realty Corp.	17,166	316,369
Gladstone Commercial Corp.#	8,401	151,134
Glimcher Realty Trust	96,860	940,511
Government Properties Income Trust#	36,642	909,088
Gramercy Property Trust, Inc.†	39,801	214,129
Healthcare Realty Trust, Inc.	60,598	1,341,034
Hersha Hospitality Trust	135,776	777,997
Highwoods Properties, Inc.	55,061	1,977,791
Hudson Pacific Properties, Inc.	29,048	602,456
Inland Real Estate Corp.	57,183	619,864
Invesco Mortgage Capital, Inc.	90,634	1,368,573
Investors Real Estate Trust	67,615	595,688
iStar Financial, Inc.†#	57,013	734,327
JAVELIN Mortgage Investment Corp.#	9,049	111,665
Kite Realty Group Trust	61,315	401,613
LaSalle Hotel Properties	64,040	2,005,733
Lexington Realty Trust	113,123	1,161,773
LTC Properties, Inc.	23,286	896,744
Medical Properties Trust, Inc.	100,592	1,328,820
Monmouth Real Estate Investment Corp., Class A	28,449	273,679
National Health Investors, Inc.	16,491	970,825
New Residential Investment Corp.	169,608	1,024,432
New York Mortgage Trust, Inc.#	42,720	299,467
NorthStar Realty Finance Corp.#	132,899	1,313,042
One Liberty Properties, Inc.	7,874	162,283
Parkway Properties, Inc.	29,199	534,050
Pebblebrook Hotel Trust	41,166	1,248,565
Pennsylvania Real Estate Investment Trust	45,586	820,092
PennyMac Mortgage Investment Trust	39,543	892,881
Potlatch Corp.	27,141	1,081,569
PS Business Parks, Inc.	12,235	958,245
RAIT Financial Trust#	46,895	385,008
Ramco-Gershenson Properties Trust	40,007	640,112
Redwood Trust, Inc.#	55,050	1,022,829
Resource Capital Corp.	85,114	512,386
Retail Opportunity Investments Corp.	44,529	648,788
RLJ Lodging Trust	82,902	2,001,254
Rouse Properties, Inc.#	15,032	366,631
Ryman Hospitality Properties, Inc.#	29,570	1,238,096
Sabra Health Care REIT, Inc.	25,026	667,694
Saul Centers, Inc.	5,263	255,940
Select Income REIT	11,574	317,591
Silver Bay Realty Trust Corp.	10,212	163,494
Sovran Self Storage, Inc.	21,052	1,405,011
STAG Industrial, Inc.	28,041	607,929
Strategic Hotels & Resorts, Inc.†	121,527	1,085,236
Summit Hotel Properties, Inc.	44,195	401,291
Sun Communities, Inc.	24,035	980,628
Sunstone Hotel Investors, Inc.	109,143	1,426,499
Terreno Realty Corp.	12,888	228,246
UMH Properties, Inc.	10,135	97,499
Universal Health Realty Income Trust	7,978	338,108
Urstadt Biddle Properties, Inc., Class A	16,708	318,454

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Washington Real Estate Investment Trust#	44,576	$1,058,234
Western Asset Mortgage Capital Corp.#	16,292	264,419
Whitestone REIT, Class B	11,427	153,008
Winthrop Realty Trust	19,511	225,547
ZAIS Financial Corp.#	3,787	64,720

		74,388,959

Real Estate Management/Services — 0.1%
HFF, Inc., Class A†	22,182	568,303
Kennedy-Wilson Holdings, Inc.	35,126	723,244

		1,291,547

Real Estate Operations & Development — 0.2%
Alexander & Baldwin, Inc.	28,857	1,090,506
AV Homes, Inc.†	6,328	127,636
Consolidated-Tomoka Land Co.	3,921	144,410
Forestar Group, Inc.†	23,227	449,675
Thomas Properties Group, Inc.	20,269	140,059

		1,952,286

Recreational Centers — 0.1%
Life Time Fitness, Inc.†#	28,856	1,399,805
Town Sports International Holdings, Inc.	16,100	221,375

		1,621,180

Recreational Vehicles — 0.0%
Arctic Cat, Inc.	8,835	497,145

Rental Auto/Equipment — 0.3%
Electro Rent Corp.	12,585	268,312
H&E Equipment Services, Inc.†	19,910	568,032
McGrath RentCorp	16,886	656,697
Rent-A-Center, Inc.	38,765	1,320,336

		2,813,377

Research & Development — 0.2%
Albany Molecular Research, Inc.†	15,594	188,375
AVEO Pharmaceuticals, Inc.†	34,780	73,734
PAREXEL International Corp.†	38,107	1,570,771

		1,832,880

Resorts/Theme Parks — 0.3%
Marriott Vacations Worldwide Corp.†	19,540	1,020,770
Vail Resorts, Inc.	24,070	1,824,265

		2,845,035

Retail - Apparel/Shoe — 1.5%
Aeropostale, Inc.†#	52,599	542,822
ANN, Inc.†	31,624	1,128,028
bebe stores, Inc.	23,322	137,366
Body Central Corp.†#	11,079	43,430
Brown Shoe Co., Inc.	28,989	745,887
Buckle, Inc.#	18,727	993,655
Cato Corp., Class A	18,463	628,480
Children's Place Retail Stores, Inc.†	15,490	851,950
Christopher & Banks Corp.†	24,345	152,643
Destination Maternity Corp.	9,073	277,089
Destination XL Group, Inc.†	28,222	198,401
Express, Inc.†	57,216	1,408,086
Fifth & Pacific Cos., Inc.†	80,407	2,626,093
Finish Line, Inc., Class A	33,008	871,741
Francesca's Holdings Corp.†#	29,509	578,966
Genesco, Inc.†	16,098	1,205,901
Jos. A. Bank Clothiers, Inc.†	18,743	1,064,977
Men's Wearhouse, Inc.	33,699	1,722,693
New York & Co., Inc.†	19,292	98,968

Security Description	Shares	Value (Note 2)

Retail - Apparel/Shoe (continued)
Pacific Sunwear of California, Inc.†	30,947	$90,056
Shoe Carnival, Inc.	10,058	290,978
Stein Mart, Inc.	18,550	273,427
Tilly's, Inc.†	6,633	79,861
Vera Bradley, Inc.†#	14,506	364,391
Wet Seal, Inc., Class A†	59,642	198,608
Winmark Corp.	1,504	128,818

		16,703,315

Retail - Appliances — 0.1%
Conn's, Inc.†	15,045	907,665
hhgregg, Inc.†#	8,605	128,214

		1,035,879

Retail - Auto Parts — 0.0%
Pep Boys-Manny Moe & Jack†	35,645	488,337

Retail - Automobile — 0.5%
America's Car-Mart, Inc.†	5,396	226,794
Asbury Automotive Group, Inc.†	20,892	1,084,713
Group 1 Automotive, Inc.	14,581	998,069
Lithia Motors, Inc., Class A	14,881	983,336
Penske Automotive Group, Inc.	28,316	1,257,797
Rush Enterprises, Inc., Class A†	23,254	679,714
Sonic Automotive, Inc., Class A	26,104	619,187

		5,849,610

Retail - Bedding — 0.0%
Mattress Firm Holding Corp.†#	9,005	334,356

Retail - Bookstores — 0.0%
Barnes & Noble, Inc.†#	27,083	454,453

Retail - Building Products — 0.2%
Lumber Liquidators Holdings, Inc.†#	18,413	1,854,005
Tile Shop Holdings, Inc.†#	12,372	207,231

		2,061,236

Retail - Computer Equipment — 0.0%
PC Connection, Inc.	6,255	135,921
Systemax, Inc.†	7,304	83,777

		219,698

Retail - Consumer Electronics — 0.0%
RadioShack Corp.†#	66,820	194,446

Retail - Convenience Store — 0.3%
Casey's General Stores, Inc.	25,693	1,912,073
Pantry, Inc.†	15,784	227,132
Susser Holdings Corp.†#	12,095	774,322

		2,913,527

Retail - Discount — 0.2%
Citi Trends, Inc.†	10,360	171,044
Fred's, Inc., Class A	24,616	427,334
Gordmans Stores, Inc.	5,949	62,167
HSN, Inc.	22,671	1,301,315
Tuesday Morning Corp.†	28,711	397,647

		2,359,507

Retail - Drug Store — 0.3%
Rite Aid Corp.†	489,453	2,897,562

Retail - Hair Salons — 0.0%
Regis Corp.#	31,851	509,297

Retail - Home Furnishings — 0.3%
Haverty Furniture Cos., Inc.	13,238	377,283
Kirkland's, Inc.†	9,344	239,393

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Home Furnishings (continued)
Pier 1 Imports, Inc.	63,536	$1,416,218
Restoration Hardware Holdings, Inc.†	11,854	894,977

		2,927,871

Retail - Hypermarkets — 0.0%
Roundy's, Inc.	16,881	147,034

Retail - Jewelry — 0.0%
Zale Corp.†	21,768	321,078

Retail - Leisure Products — 0.0%
MarineMax, Inc.†	15,651	246,034
West Marine, Inc.†	11,382	154,112

		400,146

Retail - Major Department Stores — 0.0%
Sears Hometown and Outlet Stores, Inc.†	5,801	185,516

Retail - Misc./Diversified — 0.2%
Five Below, Inc.†	21,981	1,168,510
PriceSmart, Inc.	12,650	1,578,593

		2,747,103

Retail - Music Store — 0.0%
Trans World Entertainment Corp.†	7,097	30,872

Retail - Office Supplies — 0.2%
Office Depot, Inc.†	321,826	1,750,733

Retail - Pawn Shops — 0.2%
Cash America International, Inc.#	19,126	719,329
Ezcorp, Inc., Class A†	34,216	399,643
First Cash Financial Services, Inc.†	19,562	1,243,752

		2,362,724

Retail - Pet Food & Supplies — 0.0%
PetMed Express, Inc.#	13,479	212,699

Retail - Regional Department Stores — 0.1%
Bon - Ton Stores, Inc.#	9,057	161,034
Stage Stores, Inc.#	21,928	460,707

		621,741

Retail - Restaurants — 1.7%
AFC Enterprises, Inc.†	16,006	697,702
Biglari Holdings, Inc.†	973	471,963
BJ's Restaurants, Inc.†#	16,533	490,038
Bloomin' Brands, Inc.†#	37,075	971,365
Bob Evans Farms, Inc.	18,688	1,038,866
Bravo Brio Restaurant Group, Inc.†	13,125	209,606
Buffalo Wild Wings, Inc.†	12,573	1,888,968
Carrols Restaurant Group, Inc.†	15,866	106,302
CEC Entertainment, Inc.	11,918	571,468
Cheesecake Factory, Inc.	35,744	1,742,520
Chuy's Holdings, Inc.†	10,879	379,024
Cracker Barrel Old Country Store, Inc.	13,169	1,428,705
Del Frisco's Restaurant Group, Inc.†	7,168	151,747
Denny's Corp.†	61,518	442,930
DineEquity, Inc.	11,084	932,497
Diversified Restaurant Holdings, Inc.†	7,187	40,678
Einstein Noah Restaurant Group, Inc.	4,334	69,301
Fiesta Restaurant Group, Inc.†	13,288	650,713
Ignite Restaurant Group, Inc.†#	4,830	59,650
Jack in the Box, Inc.†	29,816	1,411,788
Jamba, Inc.†#	11,195	132,101
Krispy Kreme Doughnuts, Inc.†	43,892	1,113,979
Luby's, Inc.†	13,372	120,081
Nathan's Famous, Inc.†	1,824	96,198
Papa John's International, Inc.	10,738	911,388

Security Description	Shares	Value (Note 2)

Retail - Restaurants (continued)
Red Robin Gourmet Burgers, Inc.†	9,490	$756,448
Ruby Tuesday, Inc.†	40,849	287,985
Ruth's Hospitality Group, Inc.	24,016	345,350
Sonic Corp.†	37,642	744,935
Texas Roadhouse, Inc.	41,843	1,170,767

		19,435,063

Retail - Sporting Goods — 0.2%
Big 5 Sporting Goods Corp.	11,267	209,792
Hibbett Sports, Inc.†#	17,422	1,124,939
Zumiez, Inc.†	14,150	392,945

		1,727,676

Retail - Vitamins & Nutrition Supplements — 0.1%
Vitamin Shoppe, Inc.†	20,343	1,104,015

Retirement/Aged Care — 0.1%
Capital Senior Living Corp.†	19,203	428,803
Emeritus Corp.†	27,016	608,130
Five Star Quality Care, Inc.†	28,724	141,609

		1,178,542

Rubber - Tires — 0.1%
Cooper Tire & Rubber Co.#	42,459	1,044,491

Rubber/Plastic Products — 0.1%
Myers Industries, Inc.	18,900	382,536
Proto Labs, Inc.†#	11,440	849,992

		1,232,528

Satellite Telecom — 0.3%
DigitalGlobe, Inc.†	49,929	1,977,188
Iridium Communications, Inc.†#	43,030	264,635
Loral Space & Communications, Inc.†	8,730	689,059

		2,930,882

Savings & Loans/Thrifts — 1.3%
Astoria Financial Corp.	59,196	827,560
Banc of California, Inc.	7,295	93,522
Bank Mutual Corp.	31,116	215,634
BankFinancial Corp.	14,126	137,587
BBX Capital Corp.†	4,836	65,625
Beneficial Mutual Bancorp, Inc.†	21,431	225,026
Berkshire Hills Bancorp, Inc.	16,810	459,585
BofI Holding, Inc.†	8,108	664,532
Brookline Bancorp, Inc.	46,986	429,452
Capitol Federal Financial, Inc.	99,849	1,204,179
Charter Financial Corp.	15,251	162,881
Clifton Savings Bancorp, Inc.	5,757	73,056
Dime Community Bancshares, Inc.	21,346	359,040
ESB Financial Corp.	8,603	123,453
ESSA Bancorp, Inc.	6,022	69,735
EverBank Financial Corp.#	53,953	920,978
First Defiance Financial Corp.	6,551	176,877
First Federal Bancshares of Arkansas, Inc.†	1,947	17,990
First Financial Northwest, Inc.	11,099	118,981
Flagstar Bancorp, Inc.†	13,305	244,147
Flushing Financial Corp.	20,669	446,657
Fox Chase Bancorp, Inc.	8,165	144,276
Hingham Institution for Savings	859	67,938
Home Bancorp, Inc.†	4,343	82,430
Home Federal Bancorp, Inc.	9,714	148,430
HomeStreet, Inc.#	8,686	183,796
HomeTrust Bancshares, Inc.†	13,959	230,603
Investors Bancorp, Inc.	31,221	751,490
Kearny Financial Corp.†	9,612	100,349
Meridian Interstate Bancorp, Inc.†	5,586	123,562

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Savings & Loans/Thrifts (continued)
Meta Financial Group, Inc.	3,685	$142,978
NASB Financial, Inc.†	2,811	84,330
Northfield Bancorp, Inc.	39,016	507,208
Northwest Bancshares, Inc.	62,832	938,710
OceanFirst Financial Corp.	9,229	171,659
Oritani Financial Corp.	30,413	495,428
Pacific Premier Bancorp, Inc.†	10,348	150,460
Provident Financial Holdings, Inc.	6,149	90,513
Provident Financial Services, Inc.	40,004	782,078
Rockville Financial, Inc.	18,383	274,274
Roma Financial Corp.†#	4,895	97,166
Sterling Bancorp	55,927	734,881
Territorial Bancorp, Inc.	7,121	170,121
United Community Financial Corp.†	26,553	99,839
United Financial Bancorp, Inc.	13,189	260,219
Waterstone Financial, Inc.†	4,932	55,830
Westfield Financial, Inc.	12,814	94,695
WSFS Financial Corp.	5,261	399,520

		14,419,280

Schools — 0.4%
American Public Education, Inc.†#	11,801	533,287
Bridgepoint Education, Inc.†#	12,285	227,273
Bright Horizons Family Solutions, Inc.†	7,945	276,883
Capella Education Co.†	7,408	486,854
Career Education Corp.†	36,987	186,784
Corinthian Colleges, Inc.†#	53,131	89,260
Education Management Corp.†#	16,189	186,983
Grand Canyon Education, Inc.†	30,435	1,386,010
ITT Educational Services, Inc.†#	15,660	610,583
K12, Inc.†	18,208	383,096
Lincoln Educational Services Corp.	16,089	86,076
Strayer Education, Inc.	7,247	269,226
Universal Technical Institute, Inc.	14,221	206,916

		4,929,231

Security Services — 0.2%
Ascent Capital Group, Inc., Class A†	9,474	814,575
Brink's Co.	32,146	1,077,855
LifeLock, Inc.†#	40,675	700,423

		2,592,853

Seismic Data Collection — 0.1%
Dawson Geophysical Co.†	5,398	174,463
Geospace Technologies Corp.†#	8,654	755,234
Global Geophysical Services, Inc.†#	15,302	23,259
ION Geophysical Corp.†#	89,260	344,544
TGC Industries, Inc.	10,124	72,893

		1,370,393

Semiconductor Components - Integrated Circuits — 0.7%
Aeroflex Holding Corp.†	13,138	88,682
ANADIGICS, Inc.†	55,160	105,907
Cirrus Logic, Inc.†#	42,483	857,307
Cypress Semiconductor Corp.#	98,563	955,075
Emulex Corp.†	60,904	454,344
Exar Corp.†	25,650	314,212
Hittite Microwave Corp.†	21,132	1,336,176
Integrated Device Technology, Inc.†	88,353	876,462
MaxLinear, Inc., Class A†	15,501	131,759
Micrel, Inc.	31,211	303,059
Pericom Semiconductor Corp.†	15,378	146,706
Power Integrations, Inc.	19,427	1,038,567
Sigma Designs, Inc.†	20,531	115,179
TriQuint Semiconductor, Inc.†	109,441	862,395

		7,585,830

Security Description	Shares	Value (Note 2)

Semiconductor Equipment — 0.7%
ATMI, Inc.†	21,403	$654,932
Axcelis Technologies, Inc.†	72,603	161,905
Brooks Automation, Inc.	44,570	471,105
Cabot Microelectronics Corp.†	15,600	703,092
Cohu, Inc.	16,566	164,169
Entegris, Inc.†	93,390	1,025,422
FormFactor, Inc.†	36,158	195,976
Intermolecular, Inc.†	11,560	65,892
LTX-Credence Corp.†	31,874	230,130
MKS Instruments, Inc.	35,532	1,057,788
Nanometrics, Inc.†	15,492	292,489
Photronics, Inc.†	40,740	351,994
Rudolph Technologies, Inc.†	21,892	246,285
Tessera Technologies, Inc.	35,367	707,340
Ultra Clean Holdings, Inc.†	16,008	159,440
Ultratech, Inc.†	18,587	491,812
Veeco Instruments, Inc.†	26,248	845,710

		7,825,481

Silver Mining — 0.1%
Hecla Mining Co.#	223,099	658,142

Software Tools — 0.0%
EPAM Systems, Inc.†	14,652	519,706

Specified Purpose Acquisitions — 0.1%
National Bank Holdings Corp., Class A	35,035	742,041

Steel Pipe & Tube — 0.1%
Furmanite Corp.†	25,064	283,223
Mueller Water Products, Inc., Class A	105,826	911,162
Northwest Pipe Co.†	6,326	246,588
Omega Flex, Inc.	1,846	38,009

		1,478,982

Steel - Producers — 0.2%
AK Steel Holding Corp.†#	91,371	517,160
Commercial Metals Co.	78,345	1,521,460
Schnitzer Steel Industries, Inc., Class A#	17,253	528,546
Shiloh Industries, Inc.	4,086	94,713

		2,661,879

Steel - Specialty — 0.0%
Universal Stainless & Alloy Products, Inc.†	4,642	168,737

Storage/Warehousing — 0.1%
Mobile Mini, Inc.†#	25,707	1,038,563
Wesco Aircraft Holdings, Inc.†	27,601	576,309

		1,614,872

Superconductor Product & Systems — 0.0%
American Superconductor Corp.†#	29,864	48,678

Telecom Equipment - Fiber Optics — 0.3%
Alliance Fiber Optic Products, Inc.#	7,714	113,781
Ciena Corp.†	68,055	1,511,502
Finisar Corp.†	62,628	1,295,773
Harmonic, Inc.†	75,922	584,599
KVH Industries, Inc.†	10,397	147,014
Oplink Communications, Inc.†	12,763	207,016

		3,859,685

Telecom Services — 0.3%
Aviat Networks, Inc.†	41,052	103,862
Cbeyond, Inc.†	17,977	99,772
Consolidated Communications Holdings, Inc.	26,888	519,611
EarthLink, Inc.	69,084	376,508
Fairpoint Communications, Inc.†#	13,908	129,344

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Telecom Services (continued)
Hawaiian Telcom Holdco, Inc.†#	6,928	$210,126
Inteliquent, Inc.	21,807	252,743
Lumos Networks Corp.	10,352	238,717
ORBCOMM, Inc.†	24,288	151,071
Premiere Global Services, Inc.†	32,249	300,883
PTGi Holding, Inc.	8,229	22,301
RigNet, Inc.†	7,937	337,164
Straight Path Communications, Inc., Class B†	5,154	40,717
USA Mobility, Inc.	14,509	213,137
Vonage Holdings Corp.†	104,128	344,664
West Corp.	14,280	328,868

		3,669,488

Telecommunication Equipment — 0.6%
8x8, Inc.†	48,356	503,870
ADTRAN, Inc.	39,732	1,020,318
Anaren, Inc.†	7,779	216,956
ARRIS Group, Inc.†	78,096	1,602,530
Comtech Telecommunications Corp.	11,275	362,379
Neonode, Inc.†#	16,842	106,610
Numerex Corp., Class A†#	9,374	126,455
Plantronics, Inc.	29,015	1,297,841
Preformed Line Products Co.	1,729	121,808
ShoreTel, Inc.†	39,454	318,788
Sonus Networks, Inc.†	144,629	420,870
Tellabs, Inc.	238,352	583,963
Westell Technologies, Inc.† Class A	29,802	124,274

		6,806,662

Telephone - Integrated — 0.2%
Atlantic Tele-Network, Inc.	6,154	345,055
Cincinnati Bell, Inc.†	139,379	446,013
General Communication, Inc., Class A†	21,090	209,846
HickoryTech Corp.	9,112	124,743
IDT Corp., Class B	10,309	228,963
Shenandoah Telecommunications Co.	16,080	401,678

		1,756,298

Television — 0.3%
Belo Corp., Class A	69,560	955,059
Central European Media Enterprises, Ltd., Class A†#	51,324	128,310
Gray Television, Inc.†	33,711	412,959
Sinclair Broadcast Group, Inc., Class A#	45,862	1,505,191

		3,001,519

Textile - Apparel — 0.0%
Perry Ellis International, Inc.	8,263	128,325
Unifi, Inc.†	10,007	277,594

		405,919

Textile - Products — 0.0%
Culp, Inc.	5,468	110,618

Theaters — 0.1%
Carmike Cinemas, Inc.†	11,960	286,322
National CineMedia, Inc.	38,132	711,162
Reading International, Inc.†	11,687	85,198

		1,082,682

Therapeutics — 0.8%
Anika Therapeutics, Inc.†	8,053	276,621
AVANIR Pharmaceuticals, Inc., Class A†#	97,269	431,874
Cornerstone Therapeutics, Inc.†	5,944	56,409
Dyax Corp.†	73,185	622,072
Hyperion Therapeutics, Inc.†	5,629	143,765
Isis Pharmaceuticals, Inc.†#	75,285	2,918,047

Security Description	Shares	Value (Note 2)

Therapeutics (continued)
MannKind Corp.†#	99,706	$497,533
Neurocrine Biosciences, Inc.†	44,732	439,268
Osiris Therapeutics, Inc.†	11,113	195,422
Portola Pharmaceuticals, Inc.†#	6,493	162,325
Questcor Pharmaceuticals, Inc.#	34,779	2,017,530
Sarepta Therapeutics, Inc.†#	21,390	398,710
Synageva BioPharma Corp.†#	11,452	691,815
Threshold Pharmaceuticals, Inc.†	31,565	155,615

		9,007,006

Tobacco — 0.2%
Alliance One International, Inc.†	58,747	181,528
Universal Corp.#	15,645	816,043
Vector Group, Ltd.#	42,367	693,972

		1,691,543

Toys — 0.0%
JAKKS Pacific, Inc.#	12,879	83,198
LeapFrog Enterprises, Inc.†#	42,717	367,794

		450,992

Transactional Software — 0.3%
ACI Worldwide, Inc.†	26,712	1,723,726
Bottomline Technologies de, Inc.†	25,355	876,522
InnerWorkings, Inc.†#	29,717	204,453
Synchronoss Technologies, Inc.†	19,525	619,528

		3,424,229

Transport - Air Freight — 0.1%
Air Transport Services Group, Inc.†	34,760	270,433
Atlas Air Worldwide Holdings, Inc.†	17,314	664,857

		935,290

Transport - Equipment & Leasing — 0.2%
Greenbrier Cos., Inc.†	16,382	511,937
TAL International Group, Inc.#	22,686	1,239,563
Textainer Group Holdings, Ltd.#	14,278	554,415

		2,305,915

Transport - Marine — 0.4%
CAI International, Inc.†	11,510	264,730
Frontline, Ltd.†#	34,536	103,608
GasLog, Ltd.	17,103	272,451
Gulfmark Offshore, Inc., Class A	17,897	883,396
International Shipholding Corp.	3,745	106,021
Knightsbridge Tankers, Ltd.	16,404	128,115
Nordic American Tankers, Ltd.#	44,266	358,555
Scorpio Tankers, Inc.	108,878	1,249,919
Ship Finance International, Ltd.#	34,283	579,383
Teekay Tankers, Ltd., Class A#	41,711	123,464
Ultrapetrol Bahamas, Ltd.†	14,323	48,555

		4,118,197

Transport - Services — 0.6%
Bristow Group, Inc.	24,233	1,943,486
Echo Global Logistics, Inc.†#	11,938	245,684
Era Group, Inc.†	13,490	440,179
Hub Group, Inc., Class A†	24,792	932,923
Matson, Inc.	28,609	716,083
Pacer International, Inc.†	23,673	214,951
PHI, Inc.†	8,432	358,107
Universal Truckload Services, Inc.	3,616	104,105
UTi Worldwide, Inc.	60,823	961,612
XPO Logistics, Inc.†#	12,197	280,043

		6,197,173

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Transport - Truck — 0.6%
Arkansas Best Corp.	17,234	$560,794
Celadon Group, Inc.	13,468	280,539
Forward Air Corp.	20,231	873,979
Heartland Express, Inc.#	30,812	564,784
Knight Transportation, Inc.	39,366	703,470
Marten Transport, Ltd.	15,694	304,934
Patriot Transportation Holding, Inc.†#	4,391	187,759
Quality Distribution, Inc.†	14,106	172,516
Roadrunner Transportation Systems, Inc.†	11,825	323,769
Saia, Inc.†	16,275	565,231
Swift Transportation Co.†#	56,197	1,300,961
Werner Enterprises, Inc.#	30,653	737,818
YRC Worldwide, Inc.†#	6,299	56,691

		6,633,245

Travel Services — 0.1%
Interval Leisure Group, Inc.	26,392	706,778

Venture Capital — 0.1%
GSV Capital Corp.†#	12,951	137,799
Hercules Technology Growth Capital, Inc.#	41,261	704,325

		842,124

Veterinary Diagnostics — 0.1%
Neogen Corp.†	24,052	1,223,525

Virtual Reality Products — 0.0%
RealD, Inc.†#	27,124	243,031

Vitamins & Nutrition Products — 0.1%
Lifevantage Corp.†#	76,097	146,106
Natural Grocers by Vitamin Cottage, Inc.†#	5,940	218,473
Nature's Sunshine Products, Inc.	7,310	140,279
Nutraceutical International Corp.	5,737	146,867
Omega Protein Corp.†	13,350	180,893
Star Scientific, Inc.†#	111,603	145,084
Synutra International, Inc.†	11,594	103,882
USANA Health Sciences, Inc.†	4,023	294,122

		1,375,706

Water — 0.3%
American States Water Co.	25,854	754,420
Artesian Resources Corp., Class A	5,082	120,443
California Water Service Group	31,994	731,383
Connecticut Water Service, Inc.#	7,248	251,868
Consolidated Water Co., Ltd.	9,809	123,299
Middlesex Water Co.#	10,604	233,076
PICO Holdings, Inc.†	15,239	369,241
SJW Corp.#	10,372	284,815
York Water Co.	8,669	189,765

		3,058,310

Water Treatment Systems — 0.0%
Energy Recovery, Inc.†	29,615	146,594
Nuverra Environmental Solutions, Inc.#	95,613	164,454
Pure Cycle Corp.†#	11,542	81,487

		392,535

Web Hosting/Design — 0.2%
NIC, Inc.	43,475	1,059,920
Web.com Group, Inc.†	28,100	802,255

		1,862,175

Web Portals/ISP — 0.1%
Blucora, Inc.†	27,476	799,002
Towerstream Corp.†#	44,504	104,139
Trulia, Inc.†#	18,559	637,316

		1,540,457

Security Description	Shares/ Principal Amount	Value (Note 2)

Wire & Cable Products — 0.4%
Belden, Inc.	29,514	$2,066,570
Coleman Cable, Inc.	5,753	141,236
Encore Wire Corp.	13,853	695,698
General Cable Corp.	33,354	971,935
Insteel Industries, Inc.	12,079	240,010

		4,115,449

Wireless Equipment — 0.6%
Aruba Networks, Inc.†	76,380	1,362,619
CalAmp Corp.†	23,496	585,990
Globecomm Systems, Inc.†	15,856	223,728
InterDigital, Inc.	27,584	934,822
RF Micro Devices, Inc.†	188,530	995,438
Ruckus Wireless, Inc.†	29,182	380,533
Telenav, Inc.†	11,891	83,713
Tessco Technologies, Inc.	3,669	144,595
Ubiquiti Networks, Inc.#	8,442	332,615
ViaSat, Inc.†#	26,520	1,595,709

		6,639,762

Wound, Burn & Skin Care — 0.0%
Derma Sciences, Inc.†#	9,188	106,581

Total Common Stocks
(cost $772,976,031)		1,082,396,978

REGISTERED INVESTMENT COMPANIES — 0.0%
Firsthand Technology Value Fund, Inc. (cost $109,205)	5,735	121,295

RIGHTS† — 0.0%
Banks - Commercial — 0.0%
Peapack Gladstone Financial Corp. Expires 12/09/2013 (subscription price $17.00)	6,029	2,182

Oil Companies - Exploration & Production — 0.0%
Magnum Hunter Resources Corp. Expires 04/15/2016#	11,522	0

Total Rights
(cost $0)		2,182

WARRANTS† — 0.0%
Real Estate Management/Services — 0.0%
Tejon Ranch Co. Expires 08/31/2016 (strike price $40.00) (cost $9,886)	1,364	7,775

Total Long-Term Investment Securities
(cost $773,095,122)		1,082,528,230

SHORT-TERM INVESTMENT SECURITIES — 13.1%
Registered Investment Companies — 11.2%
State Street Navigator Securities Lending Prime Portfolio(3)	124,974,628	124,974,628

U.S. Government Treasuries — 1.9%
United States Treasury Bills Disc. Notes
0.02% due 12/05/2013	$12,000,000	11,999,973
0.02% due 12/12/2013(4)	3,500,000	3,499,979
0.03% due 03/20/2014	5,000,000	4,998,840

		20,498,792

Total Short-Term Investment Securities
(cost $145,474,126)		145,473,420

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENT — 1.0%
State Street Bank & Trust Co. Joint Repurchase Agreement(5) (cost $11,449,000)	$11,449,000	$11,449,000

TOTAL INVESTMENTS
(cost $930,018,248)(6)	111.1%	1,239,450,650
Liabilities in excess of other assets	(11.1)	(123,869,592)

NET ASSETS —	100.0%	$1,115,581,058

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)	Illiquid security. At November 30, 2013, the aggregate value of these securities was $2,370 representing 0.0% of net assets.
(3)	At November 30, 2013, the Fund had loaned securities with a total value of $124,777,466. This was secured by collateral of $124,974,628, which was received in cash and subsequently invested in short-term investments currently value at $124,974,628 as reported in the portfolio of investments. The remaining collateral of $2,925,438 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund's assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2013
Federal National Mtg. Assoc.	1.00% to 4.00%	03/31/2017 to 05/25/2042	$ 903,976
United States Treasury Notes/Bonds	zero coupon to 5.38%	01/15/2014 to 02/15/2043	2,021,462

(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	See Note 2 for details of Joint Repurchase Agreements.
(6)	See Note 5 for cost of investments on a tax basis.
(7)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2.

CVR—Contingent Value Rights

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of November 30, 2013	Unrealized Appreciation (Depreciation)
281	Long	Russell 2000 Mini Index	December 2013	$30,419,883	$32,081,770	$1,661,887

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Banks - Commercial	$77,575,812	$—	$0	$77,575,812
Coal	4,067,856	33,845	—	4,101,701
Medical - Biomedical/Gene	25,980,270	—	2,370	25,982,640
Oil Companies - Exploration & Production	25,633,959	—	0	25,633,959
Real Estate Investment Trusts	74,388,959	—	—	74,388,959
Other Industries*	874,713,907	—	—	874,713,907
Registered Investment Companies	121,295	—	—	121,295
Rights:
Banks - Commercial	2,182	—	—	2,182
Oil Companies - Exploration & Production	—	0	—	0
Warrants	7,775	—	—	7,775
Short-Term Investment Securities:
Registered Investment Companies	124,974,628	—	—	124,974,628
U.S. Government Treasuries	—	20,498,792	—	20,498,792
Repurchase Agreement	—	11,449,000	—	11,449,000
Other Financial Instruments:†
Open Futures Contracts - Appreciation	1,661,887	—	—	1,661,887

Total	$1,209,128,530	$31,981,637	$2,370	$1,241,112,537

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

VALIC Company I Small Cap Special Values Fund

PORTFOLIO PROFILE — November 30, 2013 (unaudited)

Industry Allocation*

Registered Investment Companies	13.1%
Banks — Commercial	9.7
Real Estate Investment Trusts	3.9
Electronic Components — Semiconductors	2.7
Oil Companies — Exploration & Production	2.6
Diversified Manufacturing Operations	2.4
Retail — Restaurants	2.3
Machinery — General Industrial	2.3
Exchange — Traded Funds	2.0
Electronic Components — Misc.	1.9
Investment Management/Advisor Services	1.9
Consumer Products — Misc.	1.9
Insurance — Reinsurance	1.9
Time Deposits	1.8
Metal Processors & Fabrication	1.8
Oil — Field Services	1.8
Semiconductor Equipment	1.8
Medical Products	1.8
Machinery — Electrical	1.7
Building & Construction Products — Misc.	1.5
Electric — Integrated	1.5
Medical — Biomedical/Gene	1.4
Telecommunication Equipment	1.3
Aerospace/Defense — Equipment	1.3
Computers — Integrated Systems	1.3
Paper & Related Products	1.3
Transport — Truck	1.2
Food — Canned	1.2
Funeral Services & Related Items	1.2
Computer Services	1.2
Savings & Loans/Thrifts	1.2
Diversified Operations/Commercial Services	1.2
Retail — Apparel/Shoe	1.1
Engineering/R&D Services	1.1
Transactional Software	1.1
Oil & Gas Drilling	1.1
Chemicals — Diversified	1.1
Chemicals — Specialty	1.1
Human Resources	1.1
Computers — Memory Devices	1.0
Insurance Brokers	0.9
Chemicals — Plastics	0.9
Auto/Truck Parts & Equipment — Original	0.8
Electronic Measurement Instruments	0.8
Apparel Manufacturers	0.8
Miscellaneous Manufacturing	0.8
Commercial Services	0.8
Distribution/Wholesale	0.8
Applications Software	0.8
Auto/Truck Parts & Equipment — Replacement	0.7
Insurance — Life/Health	0.7
Enterprise Software/Service	0.7
Publishing — Newspapers	0.7
Medical — Hospitals	0.7
Networking Products	0.7
Hazardous Waste Disposal	0.6
Transport — Services	0.5
Insurance — Property/Casualty	0.5
Medical Sterilization Products	0.5
Finance — Investment Banker/Broker	0.5
Building Products — Cement	0.5
Finance — Leasing Companies	0.5
Publishing — Books	0.5
Disposable Medical Products	0.5
Textile — Products	0.5
Internet Infrastructure Software	0.5
Building — Mobile Home/Manufactured Housing	0.5
Semiconductor Components — Integrated Circuits	0.5
Security Services	0.5

Multimedia	0.4
Aerospace/Defense	0.4
Research & Development	0.4
Batteries/Battery Systems	0.4
Steel — Producers	0.4
Printing — Commercial	0.4
Retail — Discount	0.4
Building — Heavy Construction	0.4
Office Supplies & Forms	0.4
Telecom Services	0.4
Investment Companies	0.3
Electronic Design Automation	0.3
Finance — Consumer Loans	0.3
Wire & Cable Products	0.3
Footwear & Related Apparel	0.3
Commercial Services — Finance	0.3
Rental Auto/Equipment	0.3
Food — Retail	0.3
Dental Supplies & Equipment	0.3
Building — Maintenance & Services	0.2
Medical Instruments	0.2
Rubber — Tires	0.2
Medical — Nursing Homes	0.2
Finance — Other Services	0.2
Electronic Parts Distribution	0.2
Identification Systems	0.2
Silver Mining	0.2
Insurance — Multi-line	0.2
Data Processing/Management	0.2
Precious Metals	0.1
Building & Construction — Misc.	0.1
Finance — Mortgage Loan/Banker	0.1
Diversified Minerals	0.1
Machinery — Construction & Mining	0.1
Medical — HMO	0.1
Consulting Services	0.1
Circuit Boards	0.1
Medical — Outpatient/Home Medical	0.1

113.1%

*	Calculated as a percentage of net assets.

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 96.2%
Aerospace/Defense — 0.4%
Esterline Technologies Corp.†	11,756	$1,034,763

Aerospace/Defense - Equipment — 1.3%
AAR Corp.#	17,991	561,679
Alliant Techsystems, Inc.#	11,335	1,374,142
Curtiss-Wright Corp.	24,611	1,298,723

		3,234,544

Apparel Manufacturers — 0.8%
Delta Apparel, Inc.†	64,775	1,081,742
Jones Group, Inc.	63,442	890,726

		1,972,468

Applications Software — 0.8%
Epiq Systems, Inc.	13,487	225,637
Progress Software Corp.†	64,250	1,692,345

		1,917,982

Auto/Truck Parts & Equipment - Original — 0.8%
American Axle & Manufacturing Holdings, Inc.†#	69,153	1,383,060
Modine Manufacturing Co.†#	52,308	694,650

		2,077,710

Auto/Truck Parts & Equipment - Replacement — 0.7%
Commercial Vehicle Group, Inc.†#	42,435	322,931
Douglas Dynamics, Inc.#	96,530	1,538,688

		1,861,619

Banks - Commercial — 9.7%
Associated Banc-Corp.#	72,660	1,252,658
BancorpSouth, Inc.#	45,459	1,086,925
BBCN Bancorp, Inc.	49,496	826,088
Chemical Financial Corp.	6,569	210,339
City National Corp.	7,365	562,391
East West Bancorp, Inc.#	31,310	1,073,307
First Citizens BancShares, Inc., Class A	27,644	6,210,225
First Horizon National Corp.#	82,770	927,852
First Midwest Bancorp, Inc.#	24,460	449,086
FirstMerit Corp.#	43,090	989,346
Fulton Financial Corp.	76,440	999,071
Hancock Holding Co.#	31,435	1,106,512
Independent Bank Corp.#	6,260	238,944
International Bancshares Corp.	11,542	301,131
Lakeland Financial Corp.#	6,830	261,930
NBT Bancorp, Inc.#	10,352	268,427
Prosperity Bancshares, Inc.#	14,227	912,378
TCF Financial Corp.#	118,477	1,856,535
UMB Financial Corp.#	40,447	2,593,462
Umpqua Holdings Corp.#	23,625	434,936
Webster Financial Corp. #	21,050	620,554
WesBanco, Inc.#	10,516	331,254
Wintrust Financial Corp.#	21,879	992,431

		24,505,782

Batteries/Battery Systems — 0.4%
EnerSys, Inc.#	14,335	1,022,802

Building & Construction Products - Misc. — 1.5%
Quanex Building Products Corp.	70,658	1,260,539
Simpson Manufacturing Co., Inc.#	69,592	2,526,189

		3,786,728

Building & Construction - Misc. — 0.1%
Aegion Corp.†#	15,318	333,473

Building Products - Cement — 0.5%
Eagle Materials, Inc.#	16,349	1,275,222

Security Description	Shares	Value (Note 2)

Building - Heavy Construction — 0.4%
Tutor Perini Corp.†	37,893	$928,000

Building - Maintenance & Services — 0.2%
ABM Industries, Inc.	22,740	632,399

Building - Mobile Home/Manufactured Housing — 0.5%
Cavco Industries, Inc.†#	17,670	1,192,195

Chemicals - Diversified — 1.1%
Huntsman Corp.#	13,193	302,515
Innospec, Inc.	29,776	1,450,389
Olin Corp.#	41,285	1,025,107

		2,778,011

Chemicals - Plastics — 0.9%
A. Schulman, Inc.	67,684	2,314,793

Chemicals - Specialty — 1.1%
American Pacific Corp.†	11,842	489,667
Cabot Corp.#	22,934	1,119,179
Sensient Technologies Corp.	22,362	1,098,869

		2,707,715

Circuit Boards — 0.1%
TTM Technologies, Inc.†#	19,751	191,585

Commercial Services — 0.8%
Macquarie Infrastructure Co. LLC	35,819	1,953,210

Commercial Services - Finance — 0.3%
Global Payments, Inc.#	12,575	792,854

Computer Services — 1.2%
DST Systems, Inc.#	13,485	1,190,725
Sykes Enterprises, Inc.†	86,707	1,919,693

		3,110,418

Computers - Integrated Systems — 1.3%
Brocade Communications Systems, Inc.†	143,648	1,262,666
Netscout Systems, Inc.†	63,890	1,944,173

		3,206,839

Computers - Memory Devices — 1.0%
Imation Corp.†	584,198	2,552,945

Consulting Services — 0.1%
Navigant Consulting, Inc.†	12,876	252,370

Consumer Products - Misc. — 1.9%
Central Garden & Pet Co.†#	43,336	336,721
Central Garden & Pet Co., Class A†	42,427	331,779
Helen of Troy, Ltd.†	17,272	841,319
Spectrum Brands Holdings, Inc.	9,503	670,722
WD-40 Co.#	34,132	2,568,774

		4,749,315

Data Processing/Management — 0.2%
CSG Systems International, Inc.#	14,710	424,678

Dental Supplies & Equipment — 0.3%
Patterson Cos., Inc.	15,710	651,808

Disposable Medical Products — 0.5%
ICU Medical, Inc.†#	18,795	1,234,550

Distribution/Wholesale — 0.8%
Ingram Micro, Inc., Class A†	39,339	922,106
Owens & Minor, Inc.#	26,534	1,012,803

		1,934,909

Diversified Manufacturing Operations — 2.4%
Barnes Group, Inc.#	15,681	572,357
Carlisle Cos., Inc.#	13,392	984,446

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Diversified Manufacturing Operations (continued)
Crane Co.	15,338	$955,711
ITT Corp.	25,945	1,059,075
Koppers Holdings, Inc.	5,897	279,400
LSB Industries, Inc.†	5,566	178,557
SPX Corp.	7,569	716,330
Trinity Industries, Inc.	25,230	1,309,689

		6,055,565

Diversified Minerals — 0.1%
AMCOL International Corp.#	10,520	327,803

Diversified Operations/Commercial Services — 1.2%
Viad Corp.#	112,540	3,038,580

Electric - Integrated — 1.5%
ALLETE, Inc.	19,230	947,654
IDACORP, Inc.	20,145	1,041,094
Portland General Electric Co.#	33,195	989,543
TECO Energy, Inc.#	42,220	719,429

		3,697,720

Electronic Components - Misc. — 1.9%
AVX Corp.	72,287	991,778
Celestica, Inc.†	27,430	277,043
GSI Group, Inc.†	46,301	508,385
Sanmina Corp.†#	28,277	437,728
Vishay Intertechnology, Inc.†#	206,527	2,670,394

		4,885,328

Electronic Components - Semiconductors — 2.7%
DSP Group, Inc.†	130,942	1,157,527
Lattice Semiconductor Corp.†#	316,748	1,764,286
Microsemi Corp.†#	41,080	1,003,585
PMC — Sierra, Inc.†#	143,165	858,990
QLogic Corp.†	84,180	1,044,674
SunEdison, Inc.†#	72,280	918,679

		6,747,741

Electronic Design Automation — 0.3%
Mentor Graphics Corp.	37,920	854,148

Electronic Measurement Instruments — 0.8%
Itron, Inc.†#	13,895	588,453
Orbotech, Ltd.†	100,593	1,407,296

		1,995,749

Electronic Parts Distribution — 0.2%
Tech Data Corp.†	9,255	479,779

Engineering/R&D Services — 1.1%
EMCOR Group, Inc.	52,906	2,101,955
URS Corp.	14,710	764,479

		2,866,434

Enterprise Software/Service — 0.7%
ManTech International Corp., Class A#	13,340	383,792
Omnicell, Inc.†	56,354	1,366,584

		1,750,376

Finance - Consumer Loans — 0.3%
Nelnet, Inc., Class A	7,667	345,015
Springleaf Holdings, Inc.†	23,524	495,886

		840,901

Finance - Investment Banker/Broker — 0.5%
Investment Technology Group, Inc.†	67,843	1,329,044

Finance - Leasing Companies — 0.5%
Aircastle, Ltd.	67,578	1,265,060

Security Description	Shares	Value (Note 2)

Finance - Mortgage Loan/Banker — 0.1%
PennyMac Financial Services, Inc., Class A†#	18,604	$333,012

Finance - Other Services — 0.2%
JGWPT Holdings, Inc., Class A†#	30,126	487,137

Food - Canned — 1.2%
TreeHouse Foods, Inc.†#	44,777	3,141,107

Food - Retail — 0.3%
SUPERVALU, Inc.†#	102,683	662,305

Footwear & Related Apparel — 0.3%
Crocs, Inc.†#	59,082	815,332

Funeral Services & Related Items — 1.2%
Matthews International Corp., Class A#	73,748	3,110,691

Hazardous Waste Disposal — 0.6%
Clean Harbors, Inc.†#	27,306	1,440,938

Human Resources — 1.1%
Insperity, Inc.	31,271	1,102,303
Korn/Ferry International†	67,442	1,561,956

		2,664,259

Identification Systems — 0.2%
Brady Corp., Class A	14,893	466,598

Insurance Brokers — 0.9%
Brown & Brown, Inc.	75,267	2,379,943

Insurance - Life/Health — 0.7%
Protective Life Corp.#	25,135	1,205,977
Symetra Financial Corp.	28,585	547,975

		1,753,952

Insurance - Multi-line — 0.2%
Fortegra Financial Corp.†	59,438	435,086

Insurance - Property/Casualty — 0.5%
Hanover Insurance Group, Inc.#	22,685	1,368,132

Insurance - Reinsurance — 1.9%
Aspen Insurance Holdings, Ltd.	22,205	897,526
Endurance Specialty Holdings, Ltd.#	16,517	939,817
Montpelier Re Holdings, Ltd.#	16,510	479,781
Platinum Underwriters Holdings, Ltd.	10,188	645,919
Validus Holdings, Ltd.	42,997	1,722,030

		4,685,073

Internet Infrastructure Software — 0.5%
TIBCO Software, Inc.†#	49,734	1,202,071

Investment Companies — 0.3%
KKR Financial Holdings LLC	53,517	512,693
Prospect Capital Corp.	32,350	369,113

		881,806

Investment Management/Advisor Services — 1.9%
CIFC Corp.#	49,377	393,535
Federated Investors, Inc., Class B#	15,654	427,198
Janus Capital Group, Inc.#	74,830	814,150
Virtus Investment Partners, Inc.†	4,997	1,038,376
Westwood Holdings Group, Inc.	37,313	2,137,289

		4,810,548

Machinery - Construction & Mining — 0.1%
Hyster-Yale Materials Handling, Inc.	3,639	303,347

Machinery - Electrical — 1.7%
Franklin Electric Co., Inc.	78,327	3,485,551
Regal-Beloit Corp.	10,536	775,239

		4,260,790

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Machinery - General Industrial — 2.3%
Kadant, Inc.	137,854	$5,709,913

Medical Instruments — 0.2%
Integra LifeSciences Holdings Corp.†#	12,630	586,663

Medical Products — 1.8%
Haemonetics Corp.†#	44,555	1,882,894
Hill-Rom Holdings, Inc.#	21,254	880,128
West Pharmaceutical Services, Inc.	33,691	1,681,855

		4,444,877

Medical Sterilization Products — 0.5%
STERIS Corp.	29,499	1,361,084

Medical-Biomedical/Gene — 1.4%
Bio-Rad Laboratories, Inc., Class A†	10,314	1,264,703
Cambrex Corp.†	51,950	1,013,025
Charles River Laboratories International, Inc.†#	23,570	1,229,647

		3,507,375

Medical - HMO — 0.1%
Triple-S Management Corp., Class B†	14,413	292,007

Medical - Hospitals — 0.7%
LifePoint Hospitals, Inc.†	22,205	1,137,562
Select Medical Holdings Corp.	66,100	572,426

		1,709,988

Medical - Nursing Homes — 0.2%
Kindred Healthcare, Inc.#	28,940	487,350

Medical - Outpatient/Home Medical — 0.1%
Gentiva Health Services, Inc.†	14,727	181,878

Metal Processors & Fabrication — 1.8%
LB Foster Co., Class A	3,910	183,262
Mueller Industries, Inc.	58,254	3,558,154
Worthington Industries, Inc.#	20,482	858,810

		4,600,226

Miscellaneous Manufacturing — 0.8%
Hillenbrand, Inc.#	69,588	1,955,423

Multimedia — 0.4%
Meredith Corp.	20,433	1,089,896

Networking Products — 0.7%
Ixia†	59,006	766,488
NETGEAR, Inc.†#	29,240	938,896

		1,705,384

Office Supplies & Forms — 0.4%
ACCO Brands Corp.†#	152,926	920,615

Oil & Gas Drilling — 1.1%
Atwood Oceanics, Inc.†#	37,577	1,975,047
Patterson-UTI Energy, Inc.#	36,615	853,496

		2,828,543

Oil Companies - Exploration & Production — 2.6%
Comstock Resources, Inc.#	71,733	1,214,440
Energy XXI Bermuda, Ltd.#	16,825	456,967
Penn Virginia Corp.†#	141,689	1,520,323
Stone Energy Corp.†#	46,030	1,522,672
Ultra Petroleum Corp.†#	42,940	878,982
Unit Corp.†	22,823	1,099,156

		6,692,540

Oil - Field Services — 1.8%
C&J Energy Services, Inc.†#	22,346	529,600
Cal Dive International, Inc.†#	85,328	157,857

Security Description	Shares	Value (Note 2)

Oil - Field Services (continued)
CARBO Ceramics, Inc.#	7,411	$911,775
MRC Global, Inc.†	25,069	766,861
Steel Excel, Inc.†	44,075	1,245,119
Superior Energy Services, Inc.†	34,312	874,270

		4,485,482

Paper & Related Products — 1.3%
Neenah Paper, Inc.	75,888	3,186,537

Precious Metals — 0.1%
Coeur Mining, Inc.†	34,703	382,427

Printing - Commercial — 0.4%
Valassis Communications, Inc.#	34,085	1,000,736

Publishing - Books — 0.5%
Courier Corp.#	39,344	736,520
John Wiley & Sons, Inc., Class A	10,292	524,480

		1,261,000

Publishing - Newspapers — 0.7%
AH Belo Corp., Class A#	221,300	1,712,862

Real Estate Investment Trusts — 3.9%
Ashford Hospitality Prime, Inc.†	7,022	143,670
Ashford Hospitality Trust, Inc.	35,110	288,253
Associated Estates Realty Corp.#	28,441	452,496
Brandywine Realty Trust#	80,175	1,064,724
CBL & Associates Properties, Inc.	37,910	684,655
Hatteras Financial Corp.#	89,511	1,495,729
Hospitality Properties Trust	37,349	1,014,772
Mack-Cali Realty Corp.	38,067	775,044
New Residential Investment Corp.	65,300	394,412
Omega Healthcare Investors, Inc.#	32,275	1,055,070
Pennsylvania Real Estate Investment Trust	39,350	707,906
Post Properties, Inc.	39,766	1,704,371

		9,781,102

Rental Auto/Equipment — 0.3%
Aaron’s, Inc.#	25,870	740,917

Research & Development — 0.4%
PAREXEL International Corp.†#	25,091	1,034,251

Retail - Apparel/Shoe — 1.1%
Abercrombie & Fitch Co., Class A#	15,531	532,403
Christopher & Banks Corp.†#	161,054	1,009,808
Guess?, Inc.#	39,773	1,362,623

		2,904,834

Retail - Discount — 0.4%
Big Lots, Inc.†	25,370	972,432

Retail - Restaurants — 2.3%
Brinker International, Inc.#	25,665	1,207,025
CEC Entertainment, Inc.#	7,466	357,995
Denny’s Corp.†#	263,656	1,898,323
DineEquity, Inc.	27,105	2,280,343

		5,743,686

Rubber - Tires — 0.2%
Cooper Tire & Rubber Co.	20,280	498,888

Savings & Loans/Thrifts — 1.2%
First Niagara Financial Group, Inc.#	90,823	1,011,768
Sterling Bancorp	78,497	1,031,451
Washington Federal, Inc.	43,355	1,014,073

		3,057,292

Security Services — 0.5%
Brink’s Co.	34,770	1,165,838

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Semiconductor Components - Integrated Circuits — 0.5%
Exar Corp.†#	96,961	$1,187,772

Semiconductor Equipment — 1.8%
ATMI, Inc.†	121,584	3,720,470
Kulicke & Soffa Industries, Inc.†	58,372	736,655

		4,457,125

Silver Mining — 0.2%
Pan American Silver Corp.	43,204	466,171

Steel - Producers — 0.4%
Steel Dynamics, Inc.	55,797	1,016,621

Telecom Services — 0.4%
Aviat Networks, Inc.†#	232,164	587,375
EarthLink, Inc.#	58,942	321,234

		908,609

Telecommunication Equipment — 1.3%
ARRIS Group, Inc.†#	54,711	1,122,670
CommScope Holding Co., Inc.†	71,384	1,148,568
Plantronics, Inc.#	23,385	1,046,011

		3,317,249

Textile - Products — 0.5%
Dixie Group, Inc.†	94,631	1,228,310

Transactional Software — 1.1%
ACI Worldwide, Inc.†#	44,204	2,852,484

Transport - Services — 0.5%
Ryder System, Inc.	19,895	1,389,467

Transport - Truck — 1.2%
Arkansas Best Corp.#	17,556	571,272
Forward Air Corp.#	59,732	2,580,423

		3,151,695

Wire & Cable Products — 0.3%
General Cable Corp.#	28,857	840,893

Total Common Stocks
(cost $189,751,125)		242,786,484

EXCHANGE-TRADED FUNDS — 2.0%
iShares Russell 2000 ETF#	37,352	4,239,826
iShares Russell 2000 Value ETF#	7,822	767,729

Total Exchange-Traded Funds
(cost $4,392,381)		5,007,555

Security Description	Shares/ Principal Amount	Value (Note 2)

WARRANTS — 0.0%
Rubber/Plastic Products — 0.0%
Plastec Technologies, Ltd.† Expires 11/18/14 (Strike price $11.50)(1) (cost $0)	19,280	$983

Total Long-Term Investment Securities
(cost $194,143,506)		247,795,022

SHORT-TERM INVESTMENT SECURITIES — 14.9%
Registered Investment Companies — 13.1%
State Street Navigator Securities Lending Prime Portfolio(3)	32,973,687	32,973,687

Time Deposits — 1.8%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/02/2013 (cost $4,716,000)	$4,716,000	4,716,000

Total Short-Term Investment Securities
(cost $37,689,687)		37,689,687

TOTAL INVESTMENTS
(cost $231,833,193)(2)	113.1%	285,484,709
Liabilities in excess of other assets	(13.1)	(33,041,814)

NET ASSETS	100.0%	$252,442,895

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	Illiquid security. At November 30, 2013, the aggregate value of these securities was $983 representing 0.0% of net assets.
(2)	See Note 5 for cost of investments on a tax basis.
(3)	At November 30, 2013, the Fund had loaned securities with a total value of $32,653,677. This was secured by collateral of $32,973,687, which was received in cash and subsequently invested in short-term investments currently valued at $32,973,687 as reported in the portfolio of investments. Additional collateral of $470,811 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2013
Federal National Mtg. Assoc.	3.00% to 4.00%	10/25/2029 to 05/25/2042	$47,036
United States Treasury Notes/Bonds	2.13% to 5.38%	05/31/2015 to 02/15/2031	423,775

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Banks - Commercial	$24,505,782	$—	$—	$24,505,782
Other Industries*	218,280,702	—	—	218,280,702
Exchange Traded Funds	5,007,555	—	—	5,007,555
Warrants	983	—	—	983
Short-Term Investment Securities:
Registered Investment Companies	32,973,687	—	—	32,973,687
Time Deposits	—	4,716,000	—	4,716,000

Total	$280,768,709	$4,716,000	$—	$285,484,709

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company I Small-Mid Growth Fund

PORTFOLIO PROFILE — November 30, 2013 (unaudited)

Industry Allocation*

Registered Investment Companies	14.5%
Retail — Apparel/Shoe	4.6
Commercial Services	4.0
Retail — Restaurants	3.5
Medical Products	3.2
Applications Software	3.0
Oil Companies — Exploration & Production	2.9
Real Estate Management/Services	2.9
Medical — Drugs	2.8
Decision Support Software	2.4
Commercial Services — Finance	2.4
Instruments — Controls	2.4
Apparel Manufacturers	2.4
Wireless Equipment	2.4
Banks — Commercial	2.3
Oil Field Machinery & Equipment	1.9
Machinery — Pumps	1.9
Therapeutics	1.7
Food — Misc./Diversified	1.7
Footwear & Related Apparel	1.7
Machinery — General Industrial	1.6
Medical — Biomedical/Gene	1.6
Power Converter/Supply Equipment	1.5
Diagnostic Equipment	1.4
Internet Content — Entertainment	1.4
Semiconductor Components — Integrated Circuits	1.4
Retail — Pet Food & Supplies	1.4
Industrial Gases	1.4
Electronic Components — Semiconductors	1.3
Machine Tools & Related Products	1.3
Building — Residential/Commercial	1.3
Web Hosting/Design	1.3
Telecom Services	1.3
Finance — Consumer Loans	1.3
Telecom Equipment — Fiber Optics	1.2
Chemicals — Specialty	1.2
Electronic Connectors	1.2
Food — Canned	1.2
Physicians Practice Management	1.1
Transport — Truck	1.1
Finance — Investment Banker/Broker	1.0
Retail — Home Furnishings	1.0
Health Care Cost Containment	1.0
Instruments — Scientific	1.0
Oil — Field Services	0.9
Soap & Cleaning Preparation	0.9
Enterprise Software/Service	0.9
Retail — Sporting Goods	0.9
Seismic Data Collection	0.8
Medical — Hospitals	0.8
MRI/Medical Diagnostic Imaging	0.8
Auto/Truck Parts & Equipment — Original	0.8
Computers — Integrated Systems	0.8
Banks — Super Regional	0.8
Semiconductor Equipment	0.8
Financial Guarantee Insurance	0.8
Consulting Services	0.7
Athletic Equipment	0.7
Aerospace/Defense	0.7
Networking Products	0.7
Retail — Misc./Diversified	0.6
Medical Instruments	0.6
Cruise Lines	0.5
Office Supplies & Forms	0.5
Data Processing/Management	0.5
Hazardous Waste Disposal	0.4
Communications Software	0.3
Healthcare Safety Devices	0.3

Internet Infrastructure Software	0.3
Medical Imaging Systems	0.2

112.1%

*	Calculated as a percentage of net assets

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.6%
Aerospace/Defense — 0.7%
Aerovironment, Inc.†#	27,286	$823,219

Apparel Manufacturers — 2.4%
Carter’s, Inc.#	21,366	1,509,935
Under Armour, Inc., Class A†#	17,985	1,451,390

		2,961,325

Applications Software — 3.0%
InterXion Holding NV†	59,310	1,335,068
NetSuite, Inc.†#	15,999	1,537,184
ServiceNow, Inc.†#	15,294	812,264

		3,684,516

Athletic Equipment — 0.7%
Black Diamond, Inc.†#	62,612	835,870

Auto/Truck Parts & Equipment - Original — 0.8%
Gentherm, Inc.†	41,078	992,445

Banks - Commercial — 2.3%
Eagle Bancorp, Inc.†	49,836	1,625,152
First Republic Bank	25,580	1,307,138

		2,932,290

Banks - Super Regional — 0.8%
Independent Bank Group, Inc.	20,138	964,207

Building - Residential/Commercial — 1.3%
M/I Homes, Inc.†	74,629	1,639,599

Chemicals - Specialty — 1.2%
International Flavors & Fragrances, Inc.	16,627	1,468,995

Commercial Services — 4.0%
Healthcare Services Group, Inc.#	99,050	2,871,460
HMS Holdings Corp.†	46,259	1,059,794
Quanta Services, Inc.†#	35,468	1,050,207

		4,981,461

Commercial Services - Finance — 2.4%
EVERTEC, Inc.	52,728	1,163,707
FleetCor Technologies, Inc.†	15,232	1,854,953

		3,018,660

Communications Software — 0.3%
SolarWinds, Inc.†#	12,461	416,696

Computers - Integrated Systems — 0.8%
MICROS Systems, Inc.†#	18,245	980,121

Consulting Services — 0.7%
Genpact, Ltd.†	49,314	882,721

Cruise Lines — 0.5%
Norwegian Cruise Line Holdings, Ltd.†#	19,280	657,448

Data Processing/Management — 0.5%
CommVault Systems, Inc.†	8,059	603,216

Decision Support Software — 2.4%
MSCI, Inc.†#	68,116	3,023,669

Diagnostic Equipment — 1.4%
Cepheid, Inc.†#	39,511	1,794,590

Electronic Components - Semiconductors — 1.3%
Xilinx, Inc.#	37,761	1,677,721

Electronic Connectors — 1.2%
Amphenol Corp., Class A#	17,095	1,453,075

Enterprise Software/Service — 0.9%
Guidewire Software, Inc.†	24,164	1,153,348

Security Description	Shares	Value (Note 2)

Finance - Consumer Loans — 1.3%
SLM Corp.	59,941	$1,597,428

Finance - Investment Banker/Broker — 1.0%
Lazard, Ltd., Class A	30,941	1,291,168

Financial Guarantee Insurance — 0.8%
MGIC Investment Corp.†#	116,019	940,914

Food - Canned — 1.2%
TreeHouse Foods, Inc.†#	20,695	1,451,754

Food-Misc./Diversified — 1.7%
Hain Celestial Group, Inc.†#	25,597	2,116,616

Footwear & Related Apparel — 1.7%
Deckers Outdoor Corp.†#	25,529	2,109,717

Hazardous Waste Disposal — 0.4%
Stericycle, Inc.†#	4,386	515,267

Health Care Cost Containment — 1.0%
ExamWorks Group, Inc.†	41,751	1,232,072

Healthcare Safety Devices — 0.3%
Tandem Diabetes Care, Inc.†	17,740	390,457

Industrial Gases — 1.4%
Airgas, Inc.#	15,872	1,724,175

Instruments - Controls — 2.4%
Mettler-Toledo International, Inc.†#	2,544	627,274
Sensata Technologies Holding NV†	60,349	2,352,404

		2,979,678

Instruments - Scientific — 1.0%
PerkinElmer, Inc.	31,539	1,199,744

Internet Content - Entertainment — 1.4%
Pandora Media, Inc.†#	62,510	1,775,284

Internet Infrastructure Software — 0.3%
Mavenir Systems, Inc.†	30,567	324,010

Machine Tools & Related Products — 1.3%
Kennametal, Inc.#	34,759	1,650,357

Machinery - General Industrial — 1.6%
IDEX Corp.	19,006	1,355,698
Roper Industries, Inc.#	5,120	664,064

		2,019,762

Machinery - Pumps — 1.9%
Graco, Inc.	30,053	2,320,993

Medical Imaging Systems — 0.2%
Given Imaging, Ltd.†#	8,353	195,460

Medical Instruments — 0.6%
DexCom, Inc.†	22,923	758,522

Medical Products — 3.2%
CareFusion Corp.†	30,786	1,226,822
Henry Schein, Inc.†	14,687	1,674,318
Teleflex, Inc.#	4,903	482,014
Tornier NV†	33,529	606,540

		3,989,694

Medical - Biomedical/Gene — 1.6%
Five Prime Therapeutics, Inc.†#	28,121	284,022
Foundation Medicine, Inc.†#	9,694	242,738
Incyte Corp., Ltd.†#	11,605	540,793
Stemline Therapeutics, Inc.†#	11,593	239,511
Vertex Pharmaceuticals, Inc.†	9,702	673,513

		1,980,577

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Drugs — 2.8%
Achillion Pharmaceuticals, Inc.†#	100,463	$347,602
Clovis Oncology, Inc.†	6,770	408,095
Medivation, Inc.†#	17,394	1,095,996
Regulus Therapeutics, Inc.†#	54,921	345,453
Sagent Pharmaceuticals, Inc.†#	32,180	730,808
Swedish Orphan Biovitrum AB ADR†(1)	55,993	578,968

		3,506,922

Medical - Hospitals — 0.8%
Acadia Healthcare Co., Inc.†#	22,064	1,019,357

MRI/Medical Diagnostic Imaging — 0.8%
Surgical Care Affiliates, Inc.†	33,147	1,008,995

Multimedia — 0.0%
RLJ Entertainment, Inc.†#	11,320	48,110

Networking Products — 0.7%
Calix, Inc.†#	80,369	822,979

Office Supplies & Forms — 0.5%
Avery Dennison Corp.	13,263	648,561

Oil Companies - Exploration & Production — 2.9%
Laredo Petroleum Holdings, Inc.†	32,968	889,806
Rex Energy Corp.†	28,380	544,329
Rosetta Resources, Inc.†	10,118	511,667
Whiting Petroleum Corp.†#	28,634	1,729,494

		3,675,296

Oil Field Machinery & Equipment — 1.9%
Dril-Quip, Inc.†	22,249	2,415,351

Oil - Field Services — 0.9%
Core Laboratories NV	6,468	1,178,082

Physicians Practice Management — 1.1%
MEDNAX, Inc.†	12,320	1,365,056

Power Converter/Supply Equipment — 1.5%
Hubbell, Inc., Class B#	17,596	1,898,784

Real Estate Management/Services — 2.9%
CBRE Group, Inc., Class A†	105,727	2,562,822
HFF, Inc., Class A†	39,493	1,011,811

		3,574,633

Retail - Apparel/Shoe — 4.6%
Burlington Stores, Inc.†#	36,851	1,048,043
Fifth & Pacific Cos., Inc.†	72,105	2,354,949
PVH Corp.	17,021	2,279,452

		5,682,444

Retail - Home Furnishings — 1.0%
Restoration Hardware Holdings, Inc.†	16,914	1,277,007

Retail - Misc./Diversified — 0.6%
Five Below, Inc.†	15,062	800,696

Retail - Pet Food & Supplies — 1.4%
PetSmart, Inc.	23,275	1,724,910

Retail - Restaurants — 3.5%
Bloomin’ Brands, Inc.†#	38,990	1,021,538
Chuy’s Holdings, Inc.†#	18,457	643,042
Jack in the Box, Inc.†	16,961	803,103
Panera Bread Co., Class A†#	6,970	1,232,923
Tim Hortons, Inc.	12,274	715,943

		4,416,549

Security Description	Shares	Value (Note 2)

Retail - Sporting Goods — 0.9%
Dick’s Sporting Goods, Inc.#	19,862	$1,122,600

Seismic Data Collection — 0.8%
Geospace Technologies Corp.†#	11,766	1,026,819

Semiconductor Components-Integrated Circuits — 1.4%
Hittite Microwave Corp.†	16,314	1,031,534
Linear Technology Corp.#	16,367	696,416

		1,727,950

Semiconductor Equipment — 0.8%
Intermolecular, Inc.†#	29,140	166,098
Ultratech, Inc.†#	29,755	787,317

		953,415

Soap & Cleaning Preparation — 0.9%
Church & Dwight Co., Inc.#	17,887	1,167,127

Telecom Equipment - Fiber Optics — 1.2%
IPG Photonics Corp.†#	20,297	1,471,938

Telecom Services — 1.3%
tw telecom, Inc.†#	57,146	1,618,375

Therapeutics — 1.7%
BioMarin Pharmaceutical, Inc.†	4,360	306,857
Neurocrine Biosciences, Inc.†	22,985	225,713
Pharmacyclics, Inc.†	8,956	1,115,201
Synageva BioPharma Corp.†#	8,933	539,642

		2,187,413

Transport - Truck — 1.1%
Roadrunner Transportation Systems, Inc.†	48,441	1,326,315

Web Hosting/Design — 1.3%
Equinix, Inc.†#	10,104	1,623,713

Wireless Equipment — 2.4%
SBA Communications Corp., Class A†#	34,484	2,937,002

Total Long-Term Investment Securities
(cost $109,556,215)		121,735,240

SHORT-TERM INVESTMENT SECURITIES — 14.5%
Registered Investment Companies — 14.5%
SSgA U.S. Government Money Market Fund	3,445,397	3,445,397
State Street Navigator Securities Lending Prime Portfolio(2)	14,681,748	14,681,748

Total Short-Term Investment Securities
(cost $18,127,145)		18,127,145

TOTAL INVESTMENTS —
(cost $127,683,360)(3)	112.1%	139,862,385
Liabilities in excess of other assets	(12.1)	(15,114,113)

NET ASSETS —	100.0%	$124,748,272

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Illiquid security. At November 30, 2013, the aggregate value of these securities was $578,968 representing 0.5% of net assets.
(2)	At November 30, 2013, the Fund had loaned securities with a total value of $14,325,614. This was secured by collateral of $14,681,748, which was received in cash and subsequently invested in short-term investments currently valued at $14,681,748 as reported in the portfolio of investments.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks	$121,735,240	$—	$—	$121,735,240
Short-Term Investment Securities:
Registered Investment Companies	18,127,145	—	—	18,127,145

Total	$139,862,385	$—	$—	$139,862,385

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company I Stock Index Fund

PORTFOLIO PROFILE — November 30, 2013 (unaudited)

Industry Allocation*

Medical — Drugs	5.8%
Oil Companies — Integrated	4.6
Registered Investment Companies	4.5
Diversified Banking Institutions	4.0
Computers	3.4
Diversified Manufacturing Operations	3.4
Oil Companies — Exploration & Production	2.8
Banks — Super Regional	2.6
Electric — Integrated	2.5
Medical — Biomedical/Gene	2.4
Applications Software	2.2
Telephone — Integrated	2.2
Web Portals/ISP	2.0
Cosmetics & Toiletries	1.9
Beverages — Non-alcoholic	1.9
Real Estate Investment Trusts	1.8
Multimedia	1.7
Computer Services	1.6
Retail — Discount	1.6
Insurance — Multi-line	1.5
Electronic Components — Semiconductors	1.5
Tobacco	1.5
U.S. Government Treasuries	1.4
Aerospace/Defense	1.4
Retail — Restaurants	1.3
Finance — Credit Card	1.3
Insurance — Reinsurance	1.3
Cable/Satellite TV	1.3
E-Commerce/Products	1.2
Oil — Field Services	1.1
Commercial Services — Finance	1.1
Chemicals — Diversified	1.1
Medical — HMO	1.0
Food — Misc./Diversified	1.0
Retail — Building Products	1.0
Semiconductor Components — Integrated Circuits	0.9
Medical Products	0.9
Transport — Rail	0.9
Transport — Services	0.8
Enterprise Software/Service	0.8
Retail — Drug Store	0.8
Investment Management/Advisor Services	0.7
Insurance — Life/Health	0.7
Networking Products	0.7
Medical Instruments	0.7
Computers — Memory Devices	0.7
Auto — Cars/Light Trucks	0.6
E-Commerce/Services	0.6
Aerospace/Defense — Equipment	0.6
Agricultural Chemicals	0.5
Banks — Fiduciary	0.5
Pipelines	0.5
Retail — Apparel/Shoe	0.5
Medical — Wholesale Drug Distribution	0.5
Insurance — Property/Casualty	0.4
Instruments — Controls	0.4
Industrial Gases	0.4
Electric Products — Misc.	0.4
Auto/Truck Parts & Equipment — Original	0.4
Oil & Gas Drilling	0.4
Oil Field Machinery & Equipment	0.4
Machinery — Construction & Mining	0.4
Medical — Generic Drugs	0.4
Athletic Footwear	0.4
Oil Refining & Marketing	0.4
Chemicals — Specialty	0.4
Banks — Commercial	0.4
Pharmacy Services	0.3
Finance — Other Services	0.3

Consumer Products — Misc.	0.3
Retail — Major Department Stores	0.3
Insurance Brokers	0.3
Food — Retail	0.3
Instruments — Scientific	0.3
Data Processing/Management	0.3
Distribution/Wholesale	0.3
Apparel Manufacturers	0.3
Gas — Distribution	0.3
Semiconductor Equipment	0.3
Wireless Equipment	0.2
Airlines	0.2
Repurchase Agreements	0.2
Metal Processors & Fabrication	0.2
Metal — Copper	0.2
Beverages — Wine/Spirits	0.2
Hotels/Motels	0.2
Finance — Investment Banker/Broker	0.2
Television	0.2
Machinery — Farming	0.2
Electronic Components — Misc.	0.2
Retail — Regional Department Stores	0.2
Retail — Auto Parts	0.2
Non-Hazardous Waste Disposal	0.2
Broadcast Services/Program	0.2
Telecom Equipment — Fiber Optics	0.2
Paper & Related Products	0.2
Agricultural Operations	0.2
Electronic Forms	0.2
Advertising Agencies	0.2
Food — Confectionery	0.2
Internet Security	0.1
Engines — Internal Combustion	0.1
Toys	0.1
Electronic Measurement Instruments	0.1
Engineering/R&D Services	0.1
Auto — Heavy Duty Trucks	0.1
Steel — Producers	0.1
Food — Wholesale/Distribution	0.1
Tools — Hand Held	0.1
Medical Labs & Testing Services	0.1
Publishing — Newspapers	0.1
Building — Residential/Commercial	0.1
Office Automation & Equipment	0.1
Electronic Security Devices	0.1
Telecommunication Equipment	0.1
Vitamins & Nutrition Products	0.1
Retail — Bedding	0.1
Medical Information Systems	0.1
Commercial Services	0.1
Machinery — Pumps	0.1
Coatings/Paint	0.1
Cruise Lines	0.1
Industrial Automated/Robotic	0.1
Motorcycle/Motor Scooter	0.1
Food — Meat Products	0.1
Retail — Automobile	0.1
Electronic Connectors	0.1
Casino Hotels	0.1
Diagnostic Equipment	0.1
Coal	0.1
Machinery — General Industrial	0.1
Containers — Metal/Glass	0.1
Gold Mining	0.1
Appliances	0.1
Finance — Consumer Loans	0.1
Disposable Medical Products	0.1
Retail — Consumer Electronics	0.1
Publishing — Periodicals	0.1

VALIC Company I Stock Index Fund

PORTFOLIO PROFILE — November 30, 2013 (unaudited) — (continued)

Industry Allocation* (continued)

Dialysis Centers	0.1%
Containers — Paper/Plastic	0.1
Metal — Aluminum	0.1
Retail — Office Supplies	0.1
Dental Supplies & Equipment	0.1
Computer Aided Design	0.1
Hazardous Waste Disposal	0.1
Retail — Jewelry	0.1
Filtration/Separation Products	0.1
Savings & Loans/Thrifts	0.1
Electronics — Military	0.1
Diversified Operations	0.1
Electric — Generation	0.1
Home Decoration Products	0.1
Independent Power Producers	0.1
Brewery	0.1

104.2%

*	Calculated as a percentage of net assets

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.1%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc.	112,100	$1,950,540
Omnicom Group, Inc.	68,300	4,880,035

		6,830,575

Aerospace/Defense — 1.4%
Boeing Co.	184,200	24,728,850
General Dynamics Corp.	88,200	8,084,412
Lockheed Martin Corp.	71,600	10,143,572
Northrop Grumman Corp.	61,100	6,884,748
Raytheon Co.	85,600	7,591,008
Rockwell Collins, Inc.	35,800	2,603,734

		60,036,324

Aerospace/Defense - Equipment — 0.6%
United Technologies Corp.	224,100	24,843,726

Agricultural Chemicals — 0.5%
CF Industries Holdings, Inc.	15,200	3,304,176
Monsanto Co.	141,500	16,036,195
Mosaic Co.	90,400	4,330,160

		23,670,531

Agricultural Operations — 0.2%
Archer-Daniels-Midland Co.	175,000	7,043,750

Airlines — 0.2%
Delta Air Lines, Inc.	227,700	6,598,746
Southwest Airlines Co.	187,500	3,485,625

		10,084,371

Apparel Manufacturers — 0.3%
Michael Kors Holdings, Ltd.†	47,400	3,865,470
Ralph Lauren Corp.	16,100	2,821,203
VF Corp.	23,300	5,465,714

		12,152,387

Appliances — 0.1%
Whirlpool Corp.	21,000	3,207,960

Applications Software — 2.2%
Citrix Systems, Inc.†	49,700	2,948,204
Intuit, Inc.	78,800	5,849,324
Microsoft Corp.	2,012,000	76,717,560
Red Hat, Inc.†	50,200	2,351,870
Salesforce.com, Inc.†	145,500	7,579,095

		95,446,053

Athletic Footwear — 0.4%
NIKE, Inc., Class B	198,500	15,709,290

Audio/Video Products — 0.0%
Harman International Industries, Inc.#	18,100	1,466,824

Auto - Cars/Light Trucks — 0.6%
Ford Motor Co.	1,045,700	17,860,556
General Motors Co.†	249,800	9,674,754

		27,535,310

Auto - Heavy Duty Trucks — 0.1%
PACCAR, Inc.	94,000	5,387,140

Auto/Truck Parts & Equipment - Original — 0.4%
BorgWarner, Inc.	30,400	3,257,968
Delphi Automotive PLC	74,900	4,385,395
Johnson Controls, Inc.	181,600	9,172,616

		16,815,979

Security Description	Shares	Value (Note 2)

Banks - Commercial — 0.4%
BB&T Corp.	186,800	$6,489,432
M&T Bank Corp.#	34,500	3,979,920
Regions Financial Corp.	370,500	3,604,965
Zions Bancorporation#	49,000	1,437,170

		15,511,487

Banks - Fiduciary — 0.5%
Bank of New York Mellon Corp.	305,400	10,291,980
Northern Trust Corp.	59,900	3,533,501
State Street Corp.	118,400	8,597,024

		22,422,505

Banks - Super Regional — 2.6%
Capital One Financial Corp.	155,400	11,131,302
Comerica, Inc.#	49,100	2,226,685
Fifth Third Bancorp	235,400	4,783,328
Huntington Bancshares, Inc.	220,200	2,021,436
KeyCorp	241,900	3,084,225
PNC Financial Services Group, Inc.	141,100	10,857,645
SunTrust Banks, Inc.	143,100	5,184,513
US Bancorp	488,200	19,147,204
Wells Fargo & Co.	1,282,500	56,455,650

		114,891,988

Beverages - Non-alcoholic — 1.9%
Coca-Cola Co.	1,012,000	40,672,280
Coca-Cola Enterprises, Inc.	66,000	2,768,040
Dr Pepper Snapple Group, Inc.	54,000	2,606,040
Monster Beverage Corp.†	36,000	2,130,480
PepsiCo, Inc.	409,400	34,577,924

		82,754,764

Beverages - Wine/Spirits — 0.2%
Beam, Inc.	43,000	2,903,790
Brown-Forman Corp., Class B#	43,100	3,233,362
Constellation Brands, Inc., Class A†	44,000	3,098,040

		9,235,192

Brewery — 0.1%
Molson Coors Brewing Co., Class B#	41,900	2,206,873

Broadcast Services/Program — 0.2%
Discovery Communications, Inc., Class A†	61,300	5,349,651
Scripps Networks Interactive, Inc., Class A#	29,000	2,163,110

		7,512,761

Building Products - Cement — 0.0%
Vulcan Materials Co.#	34,500	1,944,765

Building Products - Wood — 0.0%
Masco Corp.	94,700	2,123,174

Building - Residential/Commercial — 0.1%
D.R. Horton, Inc.#	75,400	1,498,952
Lennar Corp., Class A#	44,100	1,577,016
PulteGroup, Inc.	92,800	1,740,928

		4,816,896

Cable/Satellite TV — 1.3%
Cablevision Systems Corp., Class A#	56,800	952,536
Comcast Corp., Class A	694,200	34,619,754
DIRECTV†	135,500	8,957,905
Time Warner Cable, Inc.	75,900	10,490,898

		55,021,093

Casino Hotels — 0.1%
Wynn Resorts, Ltd.#	21,500	3,566,205

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Casino Services — 0.0%
International Game Technology	69,200	$1,210,308

Chemicals - Diversified — 1.1%
Dow Chemical Co.	321,200	12,546,072
E.I. du Pont de Nemours & Co.	245,100	15,044,238
FMC Corp.	36,200	2,637,532
LyondellBasell Industries NV, Class A	118,900	9,176,702
PPG Industries, Inc.	37,900	6,975,874

		46,380,418

Chemicals - Specialty — 0.4%
Eastman Chemical Co.	40,900	3,150,527
Ecolab, Inc.	72,000	7,716,240
International Flavors & Fragrances, Inc.	21,700	1,917,195
Sigma-Aldrich Corp.#	31,900	2,751,056

		15,535,018

Coal — 0.1%
CONSOL Energy, Inc.#	60,700	2,159,706
Peabody Energy Corp.	71,600	1,303,120

		3,462,826

Coatings/Paint — 0.1%
Sherwin-Williams Co.	23,200	4,246,296

Commercial Services — 0.1%
Cintas Corp.#	27,300	1,515,150
Iron Mountain, Inc.#	45,100	1,268,212
Quanta Services, Inc.†	56,700	1,678,887

		4,462,249

Commercial Services - Finance — 1.1%
Automatic Data Processing, Inc.	128,200	10,258,564
Equifax, Inc.	32,200	2,168,026
H&R Block, Inc.	72,700	2,027,603
MasterCard, Inc., Class A	27,500	20,922,275
McGraw Hill Financial, Inc.	73,000	5,438,500
Moody’s Corp.	51,500	3,843,445
Total System Services, Inc.	44,200	1,372,410
Western Union Co.#	146,500	2,442,155

		48,472,978

Computer Aided Design — 0.1%
Autodesk, Inc.†	59,200	2,678,800

Computer Services — 1.6%
Accenture PLC, Class A	171,200	13,262,864
Cognizant Technology Solutions Corp., Class A†	80,000	7,511,200
Computer Sciences Corp.	39,200	2,062,704
International Business Machines Corp.	273,300	49,106,544

		71,943,312

Computer Software — 0.0%
Akamai Technologies, Inc.†	47,300	2,115,256

Computers — 3.4%
Apple, Inc.	241,100	134,068,477
Hewlett-Packard Co.	510,100	13,951,235

		148,019,712

Computers - Integrated Systems — 0.0%
Teradata Corp.†	43,300	1,976,212

Computers - Memory Devices — 0.7%
EMC Corp.	552,300	13,172,355
NetApp, Inc.	90,300	3,724,875
SanDisk Corp.	60,000	4,089,000
Seagate Technology PLC	86,000	4,217,440
Western Digital Corp.	56,000	4,202,240

		29,405,910

Security Description	Shares	Value (Note 2)

Consumer Products - Misc. — 0.3%
Clorox Co.#	34,600	$3,223,682
Kimberly-Clark Corp.	101,700	11,101,572

		14,325,254

Containers - Metal/Glass — 0.1%
Ball Corp.	38,500	1,924,230
Owens-Illinois, Inc.†	43,600	1,438,800

		3,363,030

Containers - Paper/Plastic — 0.1%
Bemis Co., Inc.#	27,300	1,065,519
Sealed Air Corp.	52,000	1,669,720

		2,735,239

Cosmetics & Toiletries — 1.9%
Avon Products, Inc.	115,100	2,052,233
Colgate-Palmolive Co.	233,900	15,392,959
Estee Lauder Cos., Inc., Class A	67,900	5,089,784
Procter & Gamble Co.	727,000	61,227,940

		83,762,916

Cruise Lines — 0.1%
Carnival Corp.#	116,200	4,195,982

Data Processing/Management — 0.3%
Dun & Bradstreet Corp.#	10,300	1,203,555
Fidelity National Information Services, Inc.	77,500	3,927,700
Fiserv, Inc.†	34,500	3,791,205
Paychex, Inc.#	86,400	3,778,272

		12,700,732

Dental Supplies & Equipment — 0.1%
DENTSPLY International, Inc.	37,800	1,797,768
Patterson Cos., Inc.	22,100	916,929

		2,714,697

Diagnostic Equipment — 0.1%
Life Technologies Corp.†	45,800	3,467,060

Dialysis Centers — 0.1%
DaVita HealthCare Partners, Inc.†	46,800	2,786,940

Disposable Medical Products — 0.1%
C.R. Bard, Inc.	21,000	2,916,480

Distribution/Wholesale — 0.3%
Fastenal Co.#	72,500	3,373,425
Fossil Group, Inc.†	13,300	1,692,691
Genuine Parts Co.#	41,100	3,404,724
WW Grainger, Inc.	16,400	4,229,888

		12,700,728

Diversified Banking Institutions — 4.0%
Bank of America Corp.	2,851,600	45,112,312
Citigroup, Inc.	807,200	42,717,024
Goldman Sachs Group, Inc.	110,900	18,735,446
JPMorgan Chase & Co.	999,100	57,168,502
Morgan Stanley	369,100	11,552,830

		175,286,114

Diversified Manufacturing Operations — 3.4%
3M Co.	172,300	23,003,773
Danaher Corp.	158,800	11,878,240
Dover Corp.	45,300	4,110,522
Eaton Corp. PLC	125,800	9,140,628
General Electric Co.	2,703,100	72,064,646
Illinois Tool Works, Inc.	109,400	8,706,052
Ingersoll-Rand PLC	71,800	5,127,956

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Diversified Manufacturing Operations (continued)
Leggett & Platt, Inc.#	37,700	$1,138,917
Parker Hannifin Corp.	39,600	4,666,464
Pentair, Ltd.	52,900	3,741,088
Textron, Inc.	74,500	2,475,635

		146,053,921

Diversified Operations — 0.1%
Leucadia National Corp.	83,200	2,384,512

E-Commerce/Products — 1.2%
Amazon.com, Inc.†	98,200	38,653,484
eBay, Inc.†	309,200	15,620,784

		54,274,268

E-Commerce/Services — 0.6%
Expedia, Inc.#	28,500	1,815,165
Netflix, Inc.†#	15,600	5,706,480
priceline.com, Inc.†	13,700	16,334,921
TripAdvisor, Inc.†#	29,600	2,614,272

		26,470,838

Electric Products - Misc. — 0.4%
AMETEK, Inc.	64,800	3,189,456
Emerson Electric Co.	189,700	12,708,003
Molex, Inc.	36,400	1,406,496

		17,303,955

Electric - Generation — 0.1%
AES Corp.	163,400	2,380,738

Electric - Integrated — 2.5%
Ameren Corp.	64,400	2,308,740
American Electric Power Co., Inc.	129,200	6,080,152
CMS Energy Corp.	70,600	1,873,724
Consolidated Edison, Inc.#	77,700	4,289,817
Dominion Resources, Inc.	153,700	9,976,667
DTE Energy Co.	46,400	3,096,736
Duke Energy Corp.	187,400	13,110,504
Edison International	86,500	3,997,165
Entergy Corp.#	47,300	2,927,397
Exelon Corp.	227,400	6,119,334
FirstEnergy Corp.	111,000	3,621,930
Integrys Energy Group, Inc.	21,100	1,133,914
NextEra Energy, Inc.	112,700	9,533,293
Northeast Utilities	83,500	3,430,180
Pepco Holdings, Inc.#	66,100	1,261,188
PG&E Corp.	118,200	4,771,734
Pinnacle West Capital Corp.	29,200	1,558,112
PPL Corp.	167,700	5,150,067
Public Service Enterprise Group, Inc.	134,300	4,390,267
SCANA Corp.	37,200	1,754,724
Southern Co.#	232,000	9,426,160
TECO Energy, Inc.#	54,200	923,568
Wisconsin Energy Corp.#	60,400	2,522,908
Xcel Energy, Inc.#	132,100	3,701,442

		106,959,723

Electronic Components - Misc. — 0.2%
Garmin, Ltd.#	32,700	1,587,912
Jabil Circuit, Inc.	49,000	993,230
TE Connectivity, Ltd.	109,800	5,788,656

		8,369,798

Electronic Components - Semiconductors — 1.5%
Altera Corp.	84,800	2,734,800
Broadcom Corp., Class A	146,000	3,896,740
First Solar, Inc.†#	18,400	1,100,688

Security Description	Shares	Value (Note 2)

Electronic Components - Semiconductors (continued)
Intel Corp.#	1,322,400	$31,526,016
LSI Corp.	145,200	1,171,764
Microchip Technology, Inc.#	52,400	2,268,396
Micron Technology, Inc.†#	275,600	5,815,160
NVIDIA Corp.#	153,600	2,396,160
Texas Instruments, Inc.	292,300	12,568,900
Xilinx, Inc.	70,700	3,141,201

		66,619,825

Electronic Connectors — 0.1%
Amphenol Corp., Class A	42,200	3,587,000

Electronic Forms — 0.2%
Adobe Systems, Inc.†	124,000	7,040,720

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.	87,800	4,703,446
FLIR Systems, Inc.	37,700	1,118,559

		5,822,005

Electronic Security Devices — 0.1%
Tyco International, Ltd.	122,700	4,679,778

Electronics - Military — 0.1%
L-3 Communications Holdings, Inc.	23,800	2,462,348

Engineering/R&D Services — 0.1%
Fluor Corp.	43,300	3,369,173
Jacobs Engineering Group, Inc.†	34,900	2,085,973

		5,455,146

Engines - Internal Combustion — 0.1%
Cummins, Inc.	46,200	6,115,032

Enterprise Software/Service — 0.8%
CA, Inc.	87,100	2,874,300
Oracle Corp.	946,500	33,401,985

		36,276,285

Entertainment Software — 0.0%
Electronic Arts, Inc.†#	81,400	1,805,452

Filtration/Separation Products — 0.1%
Pall Corp.	29,700	2,485,890

Finance - Consumer Loans — 0.1%
SLM Corp.	115,800	3,086,070

Finance - Credit Card — 1.3%
American Express Co.	246,300	21,132,540
Discover Financial Services	128,400	6,843,720
Visa, Inc., Class A	137,000	27,874,020

		55,850,280

Finance - Investment Banker/Broker — 0.2%
Charles Schwab Corp.	306,900	7,512,912
E*TRADE Financial Corp.†	76,200	1,365,504

		8,878,416

Finance - Other Services — 0.3%
CME Group, Inc.	83,400	6,834,630
IntercontinentalExchange Group, Inc.	30,283	6,459,349
NASDAQ OMX Group, Inc.	30,600	1,202,274

		14,496,253

Food - Confectionery — 0.2%
Hershey Co.#	39,700	3,846,533
J.M. Smucker Co.	27,900	2,908,296

		6,754,829

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Food - Meat Products — 0.1%
Hormel Foods Corp.	35,700	$1,607,214
Tyson Foods, Inc., Class A#	73,900	2,341,891

		3,949,105

Food - Misc./Diversified — 1.0%
Campbell Soup Co.#	47,400	1,835,802
ConAgra Foods, Inc.	112,000	3,694,880
General Mills, Inc.	170,300	8,588,229
Kellogg Co.	68,300	4,141,712
Kraft Foods Group, Inc.	158,100	8,398,272
McCormick & Co., Inc.#	35,000	2,415,000
Mondelez International, Inc., Class A	472,600	15,846,278

		44,920,173

Food - Retail — 0.3%
Kroger Co.	137,600	5,744,800
Safeway, Inc.	64,000	2,238,080
Whole Foods Market, Inc.#	98,900	5,597,740

		13,580,620

Food - Wholesale/Distribution — 0.1%
Sysco Corp.#	156,200	5,253,006

Gas - Distribution — 0.3%
AGL Resources, Inc.	31,500	1,466,010
CenterPoint Energy, Inc.	113,800	2,666,334
NiSource, Inc.	83,000	2,624,460
Sempra Energy	60,300	5,332,932

		12,089,736

Gold Mining — 0.1%
Newmont Mining Corp.	132,100	3,280,043

Hazardous Waste Disposal — 0.1%
Stericycle, Inc.†	22,800	2,678,544

Home Decoration Products — 0.1%
Newell Rubbermaid, Inc.	76,400	2,318,740

Hotels/Motels — 0.2%
Marriott International, Inc., Class A	60,400	2,840,008
Starwood Hotels & Resorts Worldwide, Inc.	51,700	3,850,616
Wyndham Worldwide Corp.	35,300	2,531,363

		9,221,987

Human Resources — 0.0%
Robert Half International, Inc.	36,900	1,425,447

Independent Power Producers — 0.1%
NRG Energy, Inc.	85,700	2,267,622

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	36,800	4,179,744

Industrial Gases — 0.4%
Air Products & Chemicals, Inc.	55,600	6,050,948
Airgas, Inc.	17,600	1,911,888
Praxair, Inc.	78,300	9,886,158

		17,848,994

Instruments - Controls — 0.4%
Honeywell International, Inc.	208,300	18,436,633

Instruments - Scientific — 0.3%
PerkinElmer, Inc.#	29,700	1,129,788
Thermo Fisher Scientific, Inc.#	95,700	9,651,345
Waters Corp.†	22,600	2,249,378

		13,030,511

Security Description	Shares	Value (Note 2)

Insurance Brokers — 0.3%
Aon PLC	81,600	$6,661,824
Marsh & McLennan Cos., Inc.	145,900	6,922,955

		13,584,779

Insurance - Life/Health — 0.7%
Aflac, Inc.	123,500	8,196,695
Lincoln National Corp.	70,200	3,603,366
Principal Financial Group, Inc.	72,700	3,680,801
Prudential Financial, Inc.	123,400	10,952,984
Torchmark Corp.	24,300	1,846,800
Unum Group	70,000	2,349,900

		30,630,546

Insurance - Multi-line — 1.5%
ACE, Ltd.	90,300	9,281,034
Allstate Corp.	123,000	6,675,210
American International Group, Inc.(1)	391,900	19,497,025
Assurant, Inc.#	19,900	1,292,306
Cincinnati Financial Corp.	39,100	2,049,231
Genworth Financial, Inc., Class A†	131,100	1,980,921
Hartford Financial Services Group, Inc.#	120,800	4,304,104
Loews Corp.	81,200	3,844,820
MetLife, Inc.	297,200	15,510,868
XL Group PLC	76,000	2,431,240

		66,866,759

Insurance - Property/Casualty — 0.4%
Chubb Corp.	67,800	6,539,310
Progressive Corp.	146,800	4,100,124
Travelers Cos., Inc.	99,100	8,992,334

		19,631,768

Insurance - Reinsurance — 1.3%
Berkshire Hathaway, Inc., Class B†	477,800	55,678,034

Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†#	20,800	1,711,008

Internet Security — 0.1%
Symantec Corp.	185,400	4,169,646
VeriSign, Inc.†#	35,800	2,035,588

		6,205,234

Investment Management/Advisor Services — 0.7%
Ameriprise Financial, Inc.	52,500	5,683,125
BlackRock, Inc.	33,400	10,111,850
Franklin Resources, Inc.#	107,900	5,976,581
Invesco, Ltd.	117,500	4,094,875
Legg Mason, Inc.#	28,800	1,126,368
T. Rowe Price Group, Inc.	69,000	5,551,740

		32,544,539

Machinery - Construction & Mining — 0.4%
Caterpillar, Inc.	168,900	14,288,940
Joy Global, Inc.#	28,200	1,594,992

		15,883,932

Machinery - Farming — 0.2%
Deere & Co.	101,600	8,558,784

Machinery - General Industrial — 0.1%
Roper Industries, Inc.	26,300	3,411,110

Machinery - Pumps — 0.1%
Flowserve Corp.	37,300	2,662,474
Xylem, Inc.	49,200	1,700,352

		4,362,826

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical Information Systems — 0.1%
Cerner Corp.†	78,300	$4,499,901

Medical Instruments — 0.7%
Boston Scientific Corp.†	356,400	4,127,112
Edwards Lifesciences Corp.†	29,800	1,952,794
Intuitive Surgical, Inc.†	10,500	3,957,450
Medtronic, Inc.	264,800	15,178,336
St Jude Medical, Inc.	76,200	4,451,604

		29,667,296

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings†#	23,900	2,434,215
Quest Diagnostics, Inc.#	40,300	2,455,882

		4,890,097

Medical Products — 0.9%
Baxter International, Inc.	144,100	9,863,645
Becton Dickinson and Co.	51,600	5,603,244
CareFusion Corp.†	56,900	2,267,465
Covidien PLC	122,100	8,334,546
Hospira, Inc.†	44,000	1,729,640
Stryker Corp.	78,300	5,827,086
Varian Medical Systems, Inc.†	28,600	2,232,230
Zimmer Holdings, Inc.	45,000	4,113,450

		39,971,306

Medical - Biomedical/Gene — 2.4%
Alexion Pharmaceuticals, Inc.†	51,900	6,461,550
Amgen, Inc.	200,000	22,816,000
Biogen Idec, Inc.†	63,100	18,360,207
Celgene Corp.†	109,200	17,665,284
Gilead Sciences, Inc.†#	406,300	30,395,303
Regeneron Pharmaceuticals, Inc.†	20,700	6,082,902
Vertex Pharmaceuticals, Inc.†	61,800	4,290,156

		106,071,402

Medical - Drugs — 5.8%
Abbott Laboratories	412,500	15,753,375
AbbVie, Inc.	420,800	20,387,760
Allergan, Inc.	78,800	7,647,540
Bristol-Myers Squibb Co.	437,000	22,453,060
Eli Lilly & Co.	263,200	13,217,904
Forest Laboratories, Inc.†	62,700	3,217,137
Johnson & Johnson	748,000	70,805,680
Merck & Co., Inc.	776,800	38,707,944
Pfizer, Inc.	1,757,200	55,755,956
Zoetis, Inc.	132,700	4,133,605

		252,079,961

Medical - Generic Drugs — 0.4%
Actavis PLC†	46,000	7,501,220
Mylan, Inc.†#	101,300	4,470,369
Perrigo Co plc.†#	25,000	3,897,250

		15,868,839

Medical - HMO — 1.0%
Aetna, Inc.	98,800	6,810,284
Cigna Corp.	75,100	6,567,495
Humana, Inc.	41,500	4,315,585
UnitedHealth Group, Inc.	269,900	20,102,152
WellPoint, Inc.	79,400	7,374,672

		45,170,188

Medical - Hospitals — 0.0%
Tenet Healthcare Corp.†#	27,000	1,165,050

Security Description	Shares	Value (Note 2)

Medical - Wholesale Drug Distribution — 0.5%
AmerisourceBergen Corp.	61,300	$4,323,489
Cardinal Health, Inc.	90,100	5,820,460
McKesson Corp.	60,700	10,069,523

		20,213,472

Metal Processors & Fabrication — 0.2%
Precision Castparts Corp.	38,600	9,976,170

Metal - Aluminum — 0.1%
Alcoa, Inc.#	283,900	2,728,279

Metal - Copper — 0.2%
Freeport-McMoRan Copper & Gold, Inc.	275,500	9,557,095

Metal - Iron — 0.0%
Cliffs Natural Resources, Inc.#	40,600	1,015,406

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	59,200	3,967,584

Multimedia — 1.7%
Time Warner, Inc.	244,200	16,046,382
Twenty-First Century Fox, Inc., Class A	527,200	17,655,928
Viacom, Inc., Class B	107,700	8,634,309
Walt Disney Co.	441,000	31,108,140

		73,444,759

Networking Products — 0.7%
Cisco Systems, Inc.	1,423,100	30,240,875

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	72,100	2,517,011
Waste Management, Inc.	115,700	5,285,176

		7,802,187

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.#	53,600	1,241,912
Xerox Corp.	307,500	3,499,350

		4,741,262

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	26,000	1,271,400

Oil & Gas Drilling — 0.4%
Diamond Offshore Drilling, Inc.#	18,500	1,110,925
Ensco PLC, Class A	62,000	3,662,960
Helmerich & Payne, Inc.#	28,300	2,179,100
Nabors Industries, Ltd.	68,900	1,140,295
Noble Corp. PLC	67,300	2,565,476
Rowan Cos. PLC, Class A†	33,000	1,142,460
Transocean, Ltd.	89,900	4,529,162

		16,330,378

Oil Companies - Exploration & Production — 2.8%
Anadarko Petroleum Corp.	133,400	11,848,588
Apache Corp.	107,200	9,807,728
Cabot Oil & Gas Corp.	111,700	3,848,065
Chesapeake Energy Corp.#	134,500	3,614,015
ConocoPhillips	324,600	23,630,880
Denbury Resources, Inc.†	99,000	1,651,320
Devon Energy Corp.	101,300	6,140,806
EOG Resources, Inc.	72,300	11,929,500
EQT Corp.	40,000	3,404,400
Newfield Exploration Co.†#	36,000	1,011,600
Noble Energy, Inc.	95,300	6,693,872
Occidental Petroleum Corp.	213,900	20,311,944
Pioneer Natural Resources Co.	36,800	6,541,200
QEP Resources, Inc.	47,600	1,524,152
Range Resources Corp.#	43,400	3,370,010

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Oil Companies - Exploration & Production (continued)
Southwestern Energy Co.†	93,300	$3,606,978
WPX Energy, Inc.†#	53,200	988,988

		119,924,046

Oil Companies - Integrated — 4.6%
Chevron Corp.	512,800	62,787,232
Exxon Mobil Corp.	1,168,300	109,212,684
Hess Corp.	76,600	6,214,558
Marathon Oil Corp.	188,400	6,789,936
Murphy Oil Corp.#	46,600	3,025,738
Phillips 66	162,200	11,290,742

		199,320,890

Oil Field Machinery & Equipment — 0.4%
Cameron International Corp.†	65,300	3,616,967
FMC Technologies, Inc.†	62,900	3,025,490
National Oilwell Varco, Inc.	113,500	9,250,250

		15,892,707

Oil Refining & Marketing — 0.4%
Marathon Petroleum Corp.	83,100	6,875,694
Tesoro Corp.#	35,900	2,104,817
Valero Energy Corp.	143,900	6,579,108

		15,559,619

Oil - Field Services — 1.1%
Baker Hughes, Inc.	117,600	6,698,496
Halliburton Co.	224,400	11,821,392
Schlumberger, Ltd.	351,200	31,053,104

		49,572,992

Paper & Related Products — 0.2%
International Paper Co.	118,400	5,523,360
MeadWestvaco Corp.	47,100	1,653,681

		7,177,041

Pharmacy Services — 0.3%
Express Scripts Holding Co.†	216,100	14,554,335

Pipelines — 0.5%
Kinder Morgan, Inc.	178,700	6,350,998
ONEOK, Inc.	54,700	3,176,429
Spectra Energy Corp.	177,700	5,961,835
Williams Cos., Inc.	181,300	6,385,386

		21,874,648

Publishing - Newspapers — 0.1%
Gannett Co., Inc.	60,800	1,645,248
Graham Holdings, Co., Class B#	1,200	808,200
News Corp., Class A†	132,200	2,374,312

		4,827,760

Publishing - Periodicals — 0.1%
Nielsen Holdings NV	67,100	2,896,036

Real Estate Investment Trusts — 1.8%
American Tower Corp.	104,800	8,150,296
Apartment Investment & Management Co., Class A	38,700	971,757
AvalonBay Communities, Inc.	32,300	3,829,488
Boston Properties, Inc.	40,400	4,019,396
Equity Residential	88,900	4,581,906
HCP, Inc.	120,800	4,441,816
Health Care REIT, Inc.	76,100	4,260,839
Host Hotels & Resorts, Inc.	199,100	3,665,431
Kimco Realty Corp.	108,700	2,241,394
Macerich Co.	37,300	2,123,862
Plum Creek Timber Co., Inc.	46,500	2,033,910

Security Description	Shares	Value (Note 2)

Real Estate Investment Trusts (continued)
Prologis, Inc.	132,300	$5,018,139
Public Storage	38,400	5,863,680
Simon Property Group, Inc.	82,400	12,347,640
Ventas, Inc.	77,800	4,421,374
Vornado Realty Trust	46,200	4,062,366
Weyerhaeuser Co.	155,000	4,670,150

		76,703,444

Real Estate Management/Services — 0.0%
CBRE Group, Inc., Class A†	73,600	1,784,064

Retail - Apparel/Shoe — 0.5%
Abercrombie & Fitch Co., Class A#	20,300	695,884
Coach, Inc.	74,800	4,330,920
Gap, Inc.	73,200	2,999,004
L Brands, Inc.	64,600	4,198,354
PVH Corp.	21,700	2,906,064
Ross Stores, Inc.	57,500	4,396,450
Urban Outfitters, Inc.†	28,900	1,127,678

		20,654,354

Retail - Auto Parts — 0.2%
AutoZone, Inc.†#	9,400	4,339,040
O’Reilly Automotive, Inc.†	28,800	3,598,848

		7,937,888

Retail - Automobile — 0.1%
AutoNation, Inc.†	17,100	838,584
CarMax, Inc.†	59,300	2,985,755

		3,824,339

Retail - Bedding — 0.1%
Bed Bath & Beyond, Inc.†	57,800	4,510,134

Retail - Building Products — 1.0%
Home Depot, Inc.	380,200	30,670,734
Lowe’s Cos., Inc.	279,200	13,256,416

		43,927,150

Retail - Computer Equipment — 0.0%
GameStop Corp., Class A#	31,000	1,495,750

Retail - Consumer Electronics — 0.1%
Best Buy Co., Inc.	71,600	2,903,380

Retail - Discount — 1.6%
Costco Wholesale Corp.	115,900	14,537,337
Dollar General Corp.†	79,000	4,498,260
Dollar Tree, Inc.†	55,200	3,071,880
Family Dollar Stores, Inc.	25,600	1,786,112
Target Corp.	167,500	10,708,275
Wal-Mart Stores, Inc.	432,100	35,004,421

		69,606,285

Retail - Drug Store — 0.8%
CVS Caremark Corp.	326,000	21,828,960
Walgreen Co.	230,800	13,663,360

		35,492,320

Retail - Jewelry — 0.1%
Tiffany & Co.	29,200	2,602,888

Retail - Major Department Stores — 0.3%
Nordstrom, Inc.#	38,300	2,382,643
TJX Cos., Inc.	189,800	11,934,624

		14,317,267

Retail - Office Supplies — 0.1%
Staples, Inc.#	175,300	2,722,409

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Pet Food & Supplies — 0.0%
PetSmart, Inc.#	27,600	2,045,436

Retail - Regional Department Stores — 0.2%
Kohl’s Corp.#	54,200	2,996,176
Macy’s, Inc.	99,900	5,320,674

		8,316,850

Retail - Restaurants — 1.3%
Chipotle Mexican Grill, Inc.†#	8,200	4,295,652
Darden Restaurants, Inc.#	34,600	1,845,218
McDonald’s Corp.	265,300	25,832,261
Starbucks Corp.	199,400	16,243,124
Yum! Brands, Inc.	118,400	9,197,312

		57,413,567

Rubber - Tires — 0.0%
Goodyear Tire & Rubber Co.	65,300	1,453,578

Savings & Loans/Thrifts — 0.1%
Hudson City Bancorp, Inc.	126,200	1,178,708
People’s United Financial, Inc.#	85,200	1,289,928

		2,468,636

Security Services — 0.0%
ADT Corp.#	53,100	2,153,736

Semiconductor Components - Integrated Circuits — 0.9%
Analog Devices, Inc.	82,500	3,978,150
Linear Technology Corp.#	61,900	2,633,845
QUALCOMM, Inc.	455,300	33,500,974

		40,112,969

Semiconductor Equipment — 0.3%
Applied Materials, Inc.	319,300	5,523,890
KLA-Tencor Corp.	44,000	2,810,280
Lam Research Corp.†	43,300	2,256,363
Teradyne, Inc.†#	50,800	865,124

		11,455,657

Steel - Producers — 0.1%
Nucor Corp.	84,500	4,314,570
United States Steel Corp.#	38,400	1,029,504

		5,344,074

Steel - Specialty — 0.0%
Allegheny Technologies, Inc.#	28,700	953,414

Telecom Equipment - Fiber Optics — 0.2%
Corning, Inc.	387,600	6,620,208
JDS Uniphase Corp.†#	63,000	764,820

		7,385,028

Telecommunication Equipment — 0.1%
Harris Corp.	28,400	1,832,084
Juniper Networks, Inc.†	134,500	2,726,315

		4,558,399

Telephone - Integrated — 2.2%
AT&T, Inc.	1,409,700	49,635,537
CenturyLink, Inc.#	159,400	4,893,580
Frontier Communications Corp.#	265,400	1,242,072
Verizon Communications, Inc.	759,600	37,691,352
Windstream Holdings, Inc.#	157,400	1,270,218

		94,732,759

Television — 0.2%
CBS Corp., Class B	149,300	8,743,008

Security Description	Shares/ Principal amount	Value (Note 2)

Tobacco — 1.5%
Altria Group, Inc.	532,000	19,673,360
Lorillard, Inc.#	99,200	5,091,936
Philip Morris International, Inc.	429,600	36,747,984
Reynolds American, Inc.#	84,000	4,237,800

		65,751,080

Tools - Hand Held — 0.1%
Snap-on, Inc.	15,400	1,634,710
Stanley Black & Decker, Inc.	42,500	3,459,075

		5,093,785

Toys — 0.1%
Hasbro, Inc.#	30,600	1,646,892
Mattel, Inc.	91,500	4,233,705

		5,880,597

Transport - Rail — 0.9%
CSX Corp.	270,400	7,373,808
Kansas City Southern#	29,300	3,545,886
Norfolk Southern Corp.	82,800	7,260,732
Union Pacific Corp.	123,100	19,947,124

		38,127,550

Transport - Services — 0.8%
C.H. Robinson Worldwide, Inc.#	42,300	2,480,049
Expeditors International of Washington, Inc.	54,800	2,380,512
FedEx Corp.	78,900	10,943,430
Ryder System, Inc.	13,900	970,776
United Parcel Service, Inc., Class B#	191,800	19,636,484

		36,411,251

Vitamins & Nutrition Products — 0.1%
Mead Johnson Nutrition Co.	53,700	4,538,187

Web Portals/ISP — 2.0%
Google, Inc., Class A†	74,300	78,727,537
Yahoo!, Inc.†	251,900	9,315,262

		88,042,799

Wireless Equipment — 0.2%
Crown Castle International Corp.†	87,400	6,487,702
Motorola Solutions, Inc.	62,800	4,137,264

		10,624,966

Total Long-Term Investment Securities
(cost $2,495,795,074)		4,264,627,675

SHORT-TERM INVESTMENT SECURITIES — 5.9%
Registered Investment Companies — 4.5%
State Street Navigator Securities Lending Prime Portfolio(2)	195,620,256	195,620,256

U.S. Government Treasuries — 1.4%
United States Treasury Bills Disc. Notes
0.00% due 12/19/2013	$8,000,000	8,000,000
0.02% due 12/05/2013	24,000,000	23,999,947
0.02% due 12/12/2013(3)	4,500,000	4,499,972
0.03% due 03/20/2014	25,000,000	24,994,200

		61,494,119

Total Short-Term Investment Securities
(cost $257,117,904)		257,114,375

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Principal amount	Value (Note 2)

REPURCHASE AGREEMENT — 0.2%
State Street Bank and Trust Co. Joint Repurchase Agreement(4) (cost $10,025,000)	$10,025,000	$10,025,000

TOTAL INVESTMENTS
(cost $2,762,937,978)(5)	104.2%	4,531,767,050
Liabilities in excess of other assets	(4.2)	(183,166,019)

NET ASSETS	100.0%	$4,348,601,031

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	Security represents an investment in an affiliated company; see Note 3
(2)	At November 30, 2013, the Fund had loaned securities with a total value of $222,547,187. This was secured by collateral of $195,620,256, which was received in cash and subsequently invested in short-term investments currently valued at $195,620,256 as reported in the portfolio of investments. Additional collateral of $32,436,246 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2013
Federal National Mtg. Assoc.	3.00% to 4.00%	10/25/2029 to 05/25/2042	$31,556,907
United States Treasury Notes/Bonds	0.25% to 5.38%	01/31/2014 to 02/15/2031	699,203
United States Treasury Bills	2.13%	12/31/2015	180,136

(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 2 for details of Joint Repurchase Agreements.
(5)	See Note 5 for cost of investments on a tax basis.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of November 30, 2013	Unrealized Appreciation (Depreciation)
893	Long	S&P 500 E-Mini Index	December 2013	$77,066,354	$80,553,065	$3,486,711

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Medical - Drugs	$252,079,961	$—	$—	$252,079,961
Other Industries*	4,012,547,714	—	—	4,012,547,714
Short-Term Investment Securities:
Registered Investment Companies	195,620,256	—	—	195,620,256
U.S. Government Treasuries	—	61,494,119	—	61,494,119
Repurchase Agreement	—	10,025,000	—	10,025,000
Other Financial Instruments:†
Open Futures Contracts - Appreciation	3,486,711	—	—	3,486,711

Total	$4,463,734,642	$71,519,119	$—	$4,535,253,761

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company I Value Fund

PORTFOLIO PROFILE — November 30, 2013 (unaudited)

Industry Allocation*

Diversified Banking Institutions	7.7%
Medical — Drugs	6.9
Diversified Manufacturing Operations	6.5
Banks — Super Regional	6.2
Oil Companies — Integrated	6.0
Oil Companies — Exploration & Production	4.2
Investment Management/Advisor Services	3.1
Electronic Components — Semiconductors	2.9
Electric — Integrated	2.6
Medical Products	2.6
Networking Products	2.5
Retail — Building Products	2.2
Insurance — Multi — line	2.0
Medical — HMO	1.9
Telephone — Integrated	1.9
Insurance Brokers	1.9
Semiconductor Components — Integrated Circuits	1.9
Aerospace/Defense	1.7
Chemicals — Diversified	1.7
Computers — Memory Devices	1.7
Oil — Field Services	1.5
Applications Software	1.5
Internet Security	1.4
Cable/Satellite TV	1.3
Finance — Other Services	1.3
Aerospace/Defense — Equipment	1.3
Insurance — Life/Health	1.3
Steel — Producers	1.3
Retail — Drug Store	1.3
Retail — Auto Parts	1.2
Medical — Biomedical/Gene	1.2
Brewery	1.2
Banks — Commercial	1.1
Retail — Apparel/Shoe	1.1
Tools — Hand Held	1.1
Repurchase Agreements	1.1
Beverages — Wine/Spirits	1.1
Multimedia	1.0
Home Decoration Products	1.0
Paper & Related Products	0.9
Insurance — Property/Casualty	0.9
Tobacco	0.9
Building — Residential/Commercial	0.8
Television	0.8
Advertising Agencies	0.7
Retail — Major Department Stores	0.7
Auto — Heavy Duty Trucks	0.7
Food — Misc./Diversified	0.7
Retail — Regional Department Stores	0.6
Auto — Cars/Light Trucks	0.4

99.5%

*	Calculated as a percentage of net assets

VALIC Company I Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.4%
Advertising Agencies — 0.7%
Interpublic Group of Cos., Inc.	50,400	$876,960

Aerospace/Defense — 1.7%
Boeing Co.	6,267	841,345
Spirit Aerosystems Holdings, Inc., Class A†	36,800	1,201,152

		2,042,497

Aerospace/Defense-Equipment — 1.3%
United Technologies Corp.	14,300	1,585,298

Applications Software — 1.5%
Microsoft Corp.	45,494	1,734,686

Auto-Cars/Light Trucks — 0.4%
General Motors Co.†	11,614	449,810

Auto-Heavy Duty Trucks — 0.7%
PACCAR, Inc.	14,920	855,065

Banks-Commercial — 1.1%
BB&T Corp.	39,060	1,356,944

Banks-Super Regional — 6.2%
PNC Financial Services Group, Inc.	35,138	2,703,869
Wells Fargo & Co.	105,021	4,623,024

		7,326,893

Beverages-Wine/Spirits — 1.1%
Diageo PLC ADR	10,000	1,276,700

Brewery — 1.2%
Anheuser-Busch InBev NV ADR	13,550	1,383,590

Building-Residential/Commercial — 0.8%
PulteGroup, Inc.	52,500	984,900

Cable/Satellite TV — 1.3%
Comcast Corp., Class A	32,149	1,603,271

Chemicals-Diversified — 1.7%
Dow Chemical Co.	32,353	1,263,708
E.I. du Pont de Nemours & Co.	12,162	746,504

		2,010,212

Computers-Memory Devices — 1.7%
EMC Corp.	83,000	1,979,550

Diversified Banking Institutions — 7.7%
Citigroup, Inc.	41,670	2,205,176
Credit Suisse Group AG ADR	21,638	646,976
Goldman Sachs Group, Inc.	10,937	1,847,697
JPMorgan Chase & Co.	78,327	4,481,871

		9,181,720

Diversified Manufacturing Operations — 6.5%
3M Co.	9,060	1,209,601
Eaton Corp. PLC	23,670	1,719,862
General Electric Co.	91,349	2,435,364
Illinois Tool Works, Inc.	12,957	1,031,118
Ingersoll-Rand PLC	19,214	1,372,264

		7,768,209

Electric-Integrated — 2.6%
Edison International	19,044	880,023
Entergy Corp.	11,465	709,569
NextEra Energy, Inc.	7,220	610,740
Northeast Utilities	22,774	935,556

		3,135,888

Electronic Components-Semiconductors — 2.9%
Intel Corp.	82,612	1,969,470

Security Description	Shares	Value (Note 2)

Electronic Components-Semiconductors (continued)
Xilinx, Inc.	32,891	$1,461,347

		3,430,817

Finance-Other Services — 1.3%
IntercontinentalExchange Group, Inc.	7,500	1,599,675

Food-Misc./Diversified — 0.7%
Kraft Foods Group, Inc.	15,511	823,944

Home Decoration Products — 1.0%
Newell Rubbermaid, Inc.	38,000	1,153,300

Insurance Brokers — 1.9%
Marsh & McLennan Cos., Inc.	47,585	2,257,908

Insurance-Life/Health — 1.3%
Principal Financial Group, Inc.	31,219	1,580,618

Insurance-Multi-line — 2.0%
ACE, Ltd.	22,664	2,329,406

Insurance-Property/Casualty — 0.9%
Chubb Corp.	11,128	1,073,296

Internet Security — 1.4%
Symantec Corp.	71,710	1,612,758

Investment Management/Advisor Services — 3.1%
Ameriprise Financial, Inc.	13,771	1,490,711
BlackRock, Inc.	7,108	2,151,947

		3,642,658

Medical Products — 2.6%
Baxter International, Inc.	20,120	1,377,214
Covidien PLC	24,492	1,671,824

		3,049,038

Medical-Biomedical/Gene — 1.2%
Amgen, Inc.	12,296	1,402,728

Medical-Drugs — 6.9%
Johnson & Johnson	14,073	1,332,150
Merck & Co., Inc.	60,898	3,034,547
Pfizer, Inc.	49,874	1,582,502
Roche Holding AG	6,324	1,763,004
Zoetis, Inc.	15,676	488,308

		8,200,511

Medical-HMO — 1.9%
UnitedHealth Group, Inc.	30,635	2,281,695

Multimedia — 1.0%
Thomson Reuters Corp.	32,430	1,212,233

Networking Products — 2.5%
Cisco Systems, Inc.	141,999	3,017,479

Oil Companies-Exploration & Production — 4.2%
Anadarko Petroleum Corp.	13,260	1,177,753
EOG Resources, Inc.	6,700	1,105,500
Occidental Petroleum Corp.	16,500	1,566,840
Southwestern Energy Co.†	29,379	1,135,792

		4,985,885

Oil Companies-Integrated — 6.0%
Chevron Corp.	30,986	3,793,926
Exxon Mobil Corp.	24,337	2,275,023
Marathon Oil Corp.	31,307	1,128,304

		7,197,253

Oil-Field Services — 1.5%
Halliburton Co.	34,500	1,817,460

VALIC Company I Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2013 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Paper & Related Products — 0.9%
International Paper Co.	23,660	$1,103,739

Retail-Apparel/Shoe — 1.1%
PVH Corp.	10,000	1,339,200

Retail-Auto Parts — 1.2%
AutoZone, Inc.†	3,200	1,477,120

Retail-Building Products — 2.2%
Home Depot, Inc.	14,834	1,196,659
Lowe’s Cos., Inc.	30,770	1,460,959

		2,657,618

Retail-Drug Store — 1.3%
CVS Caremark Corp.	23,234	1,555,749

Retail-Major Department Stores — 0.7%
Nordstrom, Inc.	14,055	874,362

Retail-Regional Department Stores — 0.6%
Kohl’s Corp.	13,153	727,098

Semiconductor Components-Integrated Circuits — 1.9%
Analog Devices, Inc.	23,419	1,129,264
Maxim Integrated Products, Inc.	38,510	1,096,765

		2,226,029

Steel-Producers — 1.3%
Nucor Corp.	13,480	688,289
Steel Dynamics, Inc.	48,911	891,158

		1,579,447

Telephone-Integrated — 1.9%
AT&T, Inc.	36,378	1,280,869
Verizon Communications, Inc.	20,000	992,400

		2,273,269

Security Description	Shares/ Principal Amount	Value (Note 2)

Television — 0.8%
CBS Corp., Class B	16,485	$965,362

Tobacco — 0.9%
Philip Morris International, Inc.	11,852	1,013,820

Tools-Hand Held — 1.1%
Stanley Black & Decker, Inc.	15,838	1,289,055

Total Long-Term Investment Securities
(cost $87,090,771)		117,302,723

REPURCHASE AGREEMENT — 1.1%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 11/29/2013, to be repurchased 12/02/2013 in the amount of $1,280,000 and collateralized by $1,440,000 of Federal Home Loan Mtg. Corp. Notes bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $1,309,293 (cost $1,280,000)	$1,280,000	$1,280,000

TOTAL INVESTMENTS
(cost $88,370,771)(1)	99.5%	118,582,723
Other assets less liabilities	0.5	599,688

NET ASSETS	100.0%	$119,182,411

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Banks — Super Regional	$7,326,893	$—	$—	$7,326,893
Diversified Banking Institutions	9,181,720	—	—	9,181,720
Diversified Manufacturing Operations	7,768,209	—	—	7,768,209
Medical — Drugs	8,200,511	—	—	8,200,511
Oil Companies-Integrated	7,197,253	—	—	7,197,253
Other Industries*	77,628,137	—	—	77,628,137
Repurchase Agreement	—	1,280,000	—	1,280,000

Total	$117,302,723	$1,280,000	$—	$118,582,723

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $1,766,316 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — November 30, 2013 (unaudited)

	ASSET ALLOCATION FUND	BLUE CHIP GROWTH FUND	BROAD CAP VALUE INCOME FUND	CAPITAL CONSERVATION FUND	CORE EQUITY FUND	DIVIDEND VALUE FUND	DYNAMIC ALLOCATION FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$173,182,499	$602,286,199	$47,633,925	$205,446,837	$277,274,207	$629,679,830	$31,709,924
Investment securities, at value (affiliated)*	–	–	–	–	–	–	148,449,294
Repurchase agreements (cost approximates value)	–	–	–	–	2,445,000	3,676,000	–

Total Investments	173,182,499	602,286,199	47,633,925	205,446,837	279,719,207	633,355,830	180,159,218

Cash	222,718	6,122	623	6,001	3,150	997	1,311,761
Foreign cash*	71,373	–	–	–	–	–	–
Due from broker	–	–	–	–	–	–	921,699
Receivable for:
Fund shares sold	1,051,594	213,097	156,591	80,931	23,616	316,506	1,296,876
Dividends and interest	720,042	375,871	90,909	989,506	453,155	1,979,661	104,297
Investments sold	1,976,116	1,319,156	129,222	4,502,907	803,193	6,350,391	–
Securities lending income	–	4,248	–	887	2,809	–	–
Prepaid expenses and other assets	19,768	7,589	3,847	8,124	11,536	6,813	3,629
Due from investment adviser for expense reimbursements/fee waivers	–	–	9,549	–	37,213	21,208	8,232
Deferred offering costs	–	–	–	–	–	–	21,058
Variation margin on futures contracts	–	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	–

TOTAL ASSETS	177,244,110	604,212,282	48,024,666	211,035,193	281,053,879	642,031,406	183,826,770

LIABILITIES:
Payable for:
Fund shares reacquired	15,068	36,002	7,905	108,614	29,361	55,022	13,518
Investments purchased	4,397,579	759,378	70,022	4,380,619	1,016,097	6,841,652	1,291,874
Accrued foreign tax on capital gains	–	–	–	–	–	–	–
Investment advisory and management fees	69,820	336,857	26,663	82,070	169,585	374,096	35,764
Administrative service fee	9,073	29,850	2,479	10,641	13,808	33,699	1,728
Transfer agent fees and expenses	358	519	280	554	316	519	98
Directors’ fees and expenses	3,789	5,085	367	3,088	9,588	5,351	507
Other accrued expenses	81,745	61,477	29,213	52,967	47,722	64,351	47,638
Variation margin on futures contracts	–	–	–	–	–	–	10,269
Collateral upon return of securities loaned	–	31,436,590	–	7,247,360	16,435,574	–	–
Due to custodian	–	–	–	–	–	–	–
Due to broker	–	–	–	–	–	–	–
Call and put options written, at value@	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	–

TOTAL LIABILITIES	4,577,432	32,665,758	136,929	11,885,913	17,722,051	7,374,690	1,401,396

NET ASSETS	$172,666,678	$571,546,524	$47,887,737	$199,149,280	$263,331,828	$634,656,716	$182,425,374

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$132,528	$335,110	$32,397	$200,351	$148,956	$493,024	$157,618
Additional paid-in capital	135,752,253	286,485,660	34,228,941	190,852,691	246,824,824	468,685,979	169,211,614
Accumulated undistributed net investment income (loss)	4,541,672	670,149	988,380	7,561,948	4,308,275	19,009,221	(15,087)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	14,198,216	50,278,953	201,811	861,385	(52,622,134)	21,632,394	131,234
Unrealized appreciation (depreciation) on investments	18,046,640	233,776,702	12,436,208	(327,095)	64,671,907	124,836,460	12,028,565
Unrealized appreciation (depreciation) on futures contracts and written options contracts	–	–	–	–	–	–	911,430
Unrealized foreign exchange gain (loss) on other assets and liabilities	(4,631)	(50)	–	–	–	(362)	–
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	–

NET ASSETS	$172,666,678	$571,546,524	$47,887,737	$199,149,280	$263,331,828	$634,656,716	$182,425,374

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	13,252,783	33,510,965	3,239,729	20,035,085	14,895,647	49,302,413	15,761,816
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$13.03	$17.06	$14.78	$9.94	$17.68	$12.87	$11.57

* Cost
Investment securities (unaffiliated)	$155,135,859	$368,509,497	$35,197,717	$205,773,932	$212,602,300	$504,843,370	$32,408,184

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$135,722,469

Foreign cash	$72,464	$–	$–	$–	$–	$–	$–

@ Premiums received on options written	$–	$–	$–	$–	$–	$–	$–

† Including securities on loan	$–	$32,057,218	$–	$7,527,004	$17,275,654	$–	$–

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — November 30, 2013 (unaudited) — (continued)

	EMERGING ECONOMIES FUND	FOREIGN VALUE FUND	GLOBAL REAL ESTATE FUND	GLOBAL SOCIAL AWARENESS FUND	GLOBAL STRATEGY FUND	GOVERNMENT SECURITIES FUND	GROWTH FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$685,394,057	$1,052,773,869	$370,448,278	$426,607,092	$548,174,933	$151,303,772	$967,989,206
Investment securities, at value (affiliated)*	–	–	–	–	–	–	–
Repurchase agreements (cost approximates value)	–	–	–	–	–	9,583,000	–

Total Investments	685,394,057	1,052,773,869	370,448,278	426,607,092	548,174,933	160,886,772	967,989,206

Cash	519	46,896	–	5,080	50,876	619	1,334
Foreign cash*	1,757,875	3,150,539	558,070	168,794	4,270,916	–	25,810
Due from broker	–	–	–	–	–	–	–
Receivable for:
Fund shares sold	34,040	44,677	77,901	10,189	8,183	64,294	52,631
Dividends and interest	486,595	2,406,668	946,013	990,930	3,077,422	749,937	1,224,341
Investments sold	193,406	25,064	3,244,358	–	384,360	–	5,550,778
Securities lending income	25,901	16,406	–	1,012	3,050	–	37,296
Prepaid expenses and other assets	6,343	15,318	3,734	11,771	7,557	6,834	16,198
Due from investment adviser for expense reimbursements/fee waivers	–	–	–	–	–	–	12,105
Deferred offering costs	–	–	–	–	–	–	–
Variation margin on futures contracts	–	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	2,058,239	–	–

TOTAL ASSETS	687,898,736	1,058,479,437	375,278,354	427,794,868	558,035,536	161,708,456	974,909,699

LIABILITIES:
Payable for:
Fund shares reacquired	146,884	130,985	25,083	85,681	82,163	76,449	158,817
Investments purchased	6,172,573	311,169	–	–	1,132,712	2,993,163	7,057,731
Accrued foreign tax on capital gains	–	160,804	–	–	57,784	–	–
Investment advisory and management fees	408,228	547,333	230,794	169,453	215,799	64,786	513,496
Administrative service fee	34,498	53,222	20,438	22,068	28,172	8,429	47,414
Transfer agent fees and expenses	477	428	428	498	232	610	309
Directors’ fees and expenses	5,200	11,089	2,459	8,306	5,895	3,462	14,777
Other accrued expenses	278,903	196,501	75,662	71,724	114,117	37,321	97,241
Variation margin on futures contracts	–	–	–	400	–	–	–
Collateral upon return of securities loaned	21,285,185	53,941,750	–	8,735,188	21,540,367	–	63,337,380
Due to custodian	–	–	3,175,485	–	–	–	–
Due to broker	–	–	–	–	–	–	–
Call and put options written, at value@	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	2,358,728	–	–

TOTAL LIABILITIES	28,331,948	55,353,281	3,530,349	9,093,318	25,535,969	3,184,220	71,227,165

NET ASSETS	$659,566,788	$1,003,126,156	$371,748,005	$418,701,550	$532,499,567	$158,524,236	$903,682,534

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$799,775	$897,815	$414,896	$211,502	$385,062	$147,287	$574,253
Additional paid-in capital	719,099,702	902,422,622	292,690,656	470,985,632	425,100,324	153,367,464	667,167,321
Accumulated undistributed net investment income (loss)	18,500,930	23,517,706	15,689,864	7,827,113	15,378,696	5,187,218	10,711,427
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	(125,258,836)	(92,106,142)	34,595,171	(118,322,924)	7,788,506	(679,256)	39,001,963
Unrealized appreciation (depreciation) on investments	46,432,691	168,537,243	28,366,124	57,899,587	84,154,497	501,523	186,229,496
Unrealized appreciation (depreciation) on futures contracts and written options contracts	–	–	–	107,330	–	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	(7,474)	17,716	(8,706)	(6,690)	(249,734)	–	(1,926)
Accrued capital gains tax on unrealized appreciation (depreciation)	–	(160,804)	–	–	(57,784)	–	–

NET ASSETS	$659,566,788	$1,003,126,156	$371,748,005	$418,701,550	$532,499,567	$158,524,236	$903,682,534

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	79,977,459	89,781,498	41,489,596	21,150,180	38,506,154	14,728,698	57,425,305
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$8.25	$11.17	$8.96	$19.80	$13.83	$10.76	$15.74

* Cost
Investment securities (unaffiliated)	$638,961,366	$884,236,626	$342,082,154	$368,707,505	$464,020,436	$150,802,249	$781,759,710

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$–

Foreign cash	$1,758,658	$3,155,155	$561,207	$171,025	$4,233,808	$–	$25,997

@ Premiums received on options written	$–	$–	$–	$–	$–	$–	$–

† Including securities on loan	$22,374,748	$51,537,330	$–	$8,688,682	$22,580,902	$–	$65,252,422

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — November 30, 2013 (unaudited) — (continued)

	GROWTH & INCOME FUND	HEALTH SCIENCES FUND	INFLATION PROTECTED FUND	INTERNATIONAL EQUITIES FUND	INTERNATIONAL GOVERNMENT BOND FUND	INTERNATIONAL GROWTH FUND	LARGE CAP CORE FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$111,803,480	$525,144,227	$434,568,147	$1,116,746,242	$169,030,446	$644,903,373	$174,416,908
Investment securities, at value (affiliated)*	–	–	–	–	–	–	–
Repurchase agreements (cost approximates value)	–	–	–	–	–	–	2,702,000

Total Investments	111,803,480	525,144,227	434,568,147	1,116,746,242	169,030,446	644,903,373	177,118,908

Cash	56,008	629,916	1,888,302	220,904	260	1,445,353	911
Foreign cash*	–	364,006	234,338	1,596,954	863,743	342,130	–
Due from broker	–	–	–	–	–	–	–
Receivable for:
Fund shares sold	36,600	54,797	70,539	273,979	11,923	144,659	64,710
Dividends and interest	217,462	181,782	2,195,992	3,339,237	1,956,831	955,129	286,289
Investments sold	303,509	5,422,302	623,636	143,759	3,624,442	6,848,261	130,931
Securities lending income	830	–	–	42,503	–	12,754	1,238
Prepaid expenses and other assets	4,445	7,047	4,531	30,307	6,390	13,462	6,386
Due from investment adviser for expense reimbursements/fee waivers	10,403	–	–	–	–	43,211	–
Deferred offering costs	–	–	–	–	–	–	–
Variation margin on futures contracts	–	–	–	2,500	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	–

TOTAL ASSETS	112,432,737	531,804,077	439,585,485	1,122,396,385	175,494,035	654,708,332	177,609,373

LIABILITIES:
Payable for:
Fund shares reacquired	33,480	130,192	28,955	119,357	25,155	2,096,931	11,677
Investments purchased	357,956	6,866,079	2,401,459	338,598	3,434,905	6,433,984	251,077
Accrued foreign tax on capital gains	–	122,079	–	23,147	–	55,184	–
Investment advisory and management fees	64,880	411,887	172,613	262,888	70,120	457,825	97,146
Administrative service fee	5,625	26,789	23,418	57,782	9,100	32,597	9,018
Transfer agent fees and expenses	336	534	421	2,403	365	428	280
Directors’ fees and expenses	3,118	4,407	3,332	14,242	3,805	11,355	1,524
Other accrued expenses	36,082	57,893	60,077	337,563	53,400	165,637	31,906
Variation margin on futures contracts	425	–	–	65,982	–	–	–
Collateral upon return of securities loaned	4,735,624	–	–	39,502,304	–	27,851,193	6,018,450
Due to custodian	–	–	–	–	–	–	–
Due to broker	–	–	–	24	–	–	–
Call and put options written, at value@	–	292,740	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	–

TOTAL LIABILITIES	5,237,526	7,912,600	2,690,275	40,724,290	3,596,850	37,105,134	6,421,078

NET ASSETS	$107,195,211	$523,891,477	$436,895,210	$1,081,672,095	$171,897,185	$617,603,198	$171,188,295

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$64,569	$260,790	$391,296	$1,495,320	$143,418	$447,067	$118,037
Additional paid-in capital	101,994,326	271,109,440	410,325,464	1,105,929,761	170,719,387	499,197,880	103,373,163
Accumulated undistributed net investment income (loss)	1,447,913	(3,015,276)	12,718,466	34,053,034	5,923,482	9,898,425	2,473,612
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	(3,741,666)	62,569,774	2,694,204	(219,659,331)	162,525	(26,722,157)	25,650,594
Unrealized appreciation (depreciation) on investments	7,421,341	192,177,774	10,778,354	159,986,125	(5,043,812)	134,850,643	39,572,889
Unrealized appreciation (depreciation) on futures contracts and written options contracts	8,728	905,127	–	(59,847)	–	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	–	(994)	(12,574)	(49,820)	(7,815)	5,657	–
Accrued capital gains tax on unrealized appreciation (depreciation)	–	(115,158)	–	(23,147)	–	(74,317)	–

NET ASSETS	$107,195,211	$523,891,477	$436,895,210	$1,081,672,095	$171,897,185	$617,603,198	$171,188,295

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	6,456,919	26,079,006	39,129,553	149,531,956	14,341,791	44,706,712	11,803,711
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$16.60	$20.09	$11.17	$7.23	$11.99	$13.81	$14.50

* Cost
Investment securities (unaffiliated)	$104,382,139	$332,966,453	$423,789,793	$956,760,117	$174,074,258	$510,052,730	$134,844,019

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$–

Foreign cash	$–	$364,145	$237,737	$1,624,414	$874,506	$344,196	$–

@ Premiums received on options written	$–	$1,197,867	$–	$–	$–	$–	$–

† Including securities on loan	$4,713,892	$–	$–	$39,162,054	$–	$26,735,490	$7,341,863

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — November 30, 2013 (unaudited) — (continued)

	LARGE CAPITAL GROWTH FUND	MID CAP INDEX FUND	MID CAP STRATEGIC GROWTH FUND	MONEY MARKET I FUND	NASDAQ-100® INDEX FUND	SCIENCE & TECHNOLOGY FUND	SMALL CAP AGGRESSIVE GROWTH FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$413,551,935	$3,383,001,875	$330,434,970	$369,902,557	$239,023,909	$943,324,110	$113,113,616
Investment securities, at value (affiliated)*	–	–	–	–	–	–	–
Repurchase agreements (cost approximates value)	–	10,687,000	–	7,547,000	3,129,000	8,023,000	1,576,000

Total Investments	413,551,935	3,393,688,875	330,434,970	377,449,557	242,152,909	951,347,110	114,689,616

Cash	1,033	2,308	1,355	163	1,000	39,374	862
Foreign cash*	33	–	–	–	–	1,229,284	–
Due from broker	–	–	–	–	–	–	–
Receivable for:
Fund shares sold	2,413	97,273	2,348	89,653	36,330	5,698	64,154
Dividends and interest	503,338	3,504,340	176,213	158,729	408,342	766,672	1,285
Investments sold	–	1,636,930	2,615,990	–	–	6,819,791	754,942
Securities lending income	2,387	126,409	9,074	–	5,055	56,464	19,211
Prepaid expenses and other assets	8,147	61,345	6,925	17,581	3,681	38,688	2,206
Due from investment adviser for expense reimbursements/fee waivers	–	–	–	117,481	21,658	–	9,483
Deferred offering costs	–	–	–	–	–	–	–
Variation margin on futures contracts	–	–	–	–	27,740	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	–

TOTAL ASSETS	414,069,286	3,399,117,480	333,246,875	377,833,164	242,656,715	960,303,081	115,541,759

LIABILITIES:
Payable for:
Fund shares reacquired	324,556	367,069	54,605	130,089	17,260	352,632	7,374
Investments purchased	–	6,272,088	1,821,524	–	–	16,104,799	468,266
Accrued foreign tax on capital gains	–	–	–	–	–	–	–
Investment advisory and management fees	207,177	668,673	164,384	125,328	74,830	622,480	74,259
Administrative service fee	21,035	163,777	15,401	20,323	12,164	45,987	5,677
Transfer agent fees and expenses	281	2,930	421	3,001	2,305	2,192	232
Directors’ fees and expenses	5,325	46,285	3,579	11,807	2,330	23,498	929
Other accrued expenses	34,348	219,070	48,426	83,902	45,959	124,343	32,950
Variation margin on futures contracts	–	188,340	–	–	–	–	–
Collateral upon return of securities loaned	16,797,488	309,388,283	40,060,047	–	8,272,875	63,996,576	7,568,058
Due to custodian	–	–	–	–	–	–	–
Due to broker	–	–	–	–	–	–	–
Call and put options written, at value@	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	–

TOTAL LIABILITIES	17,390,210	317,316,515	42,168,387	374,450	8,427,723	81,272,507	8,157,745

NET ASSETS	$396,679,076	$3,081,800,965	$291,078,488	$377,458,714	$234,228,992	$879,030,574	$107,384,014

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$280,021	$1,138,394	$180,604	$3,780,965	$285,257	$385,199	$66,552
Additional paid-in capital	276,104,770	1,961,668,551	201,110,319	374,314,393	130,971,200	723,196,709	63,032,261
Accumulated undistributed net investment income (loss)	2,869,118	52,037,491	1,501,338	1,129	3,062,942	952,923	(584,832)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	90,611,737	165,193,113	16,032,064	(637,773)	1,172,477	(21,165,268)	23,078,001
Unrealized appreciation (depreciation) on investments	26,813,233	901,264,694	72,254,163	–	98,463,331	175,668,882	21,792,032
Unrealized appreciation (depreciation) on futures contracts and written options contracts	–	498,722	–	–	273,785	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	197	–	–	–	–	(7,871)	–
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	–

NET ASSETS	$396,679,076	$3,081,800,965	$291,078,488	$377,458,714	$234,228,992	$879,030,574	$107,384,014

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	28,002,094	113,839,392	18,060,406	378,096,498	28,525,741	38,519,859	6,655,238
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$14.17	$27.07	$16.12	$1.00	$8.21	$22.82	$16.14

* Cost
Investment securities (unaffiliated)	$386,738,702	$2,481,737,181	$258,180,807	$369,902,557	$140,560,578	$767,655,228	$91,321,584

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$–

Foreign cash	$33	$–	$–	$–	$–	$1,236,584	$–

@ Premiums received on options written	$–	$–	$–	$–	$–	$–	$–

† Including securities on loan	$16,866,246	$306,303,160	$40,204,007	$–	$8,336,168	$63,573,095	$7,508,160

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — November 30, 2013 (unaudited) — (continued)

	SMALL CAP FUND	SMALL CAP INDEX FUND	SMALL CAP SPECIAL VALUES FUND	SMALL-MID GROWTH FUND	STOCK INDEX FUND	VALUE FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$433,542,508	$1,228,001,650	$285,484,709	$139,862,385	$4,502,245,025	$117,302,723
Investment securities, at value (affiliated)*	–	–	–	–	19,497,025	–
Repurchase agreements (cost approximates value)	–	11,449,000	–	–	10,025,000	1,280,000

Total Investments	433,542,508	1,239,450,650	285,484,709	139,862,385	4,531,767,050	118,582,723

Cash	255,958	17,216	1,247	–	795	7,566
Foreign cash*	1,541	–	–	–	–	–
Due from broker	–	–	–	–	–	–
Receivable for:
Fund shares sold	161,226	14,095	2,531	5,244	3,475,197	72,025
Dividends and interest	255,909	1,008,591	227,692	43,673	9,170,249	273,662
Investments sold	192,916	636,602	416,020	364,081	4,441,946	351,117
Securities lending income	9,844	176,171	6,513	6,502	28,904	–
Prepaid expenses and other assets	14,184	19,560	4,647	2,740	169,650	3,517
Due from investment adviser for expense reimbursements/fee waivers	39,737	–	–	12,980	–	16,929
Deferred offering costs	–	–	–	–	–	–
Variation margin on futures contracts	–	33,720	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–

TOTAL ASSETS	434,473,823	1,241,356,605	286,143,359	140,297,605	4,549,053,791	119,307,539

LIABILITIES:
Payable for:
Fund shares reacquired	20,384	179,687	50,152	8,197	410,801	11,128
Investments purchased	1,179,970	149,087	460,608	697,369	2,970,485	–
Accrued foreign tax on capital gains	–	–	–	–	–	–
Investment advisory and management fees	270,882	263,361	152,066	85,748	867,627	75,743
Administrative service fee	19,915	57,747	13,177	6,551	228,592	6,310
Transfer agent fees and expenses	316	2,470	378	232	3,168	428
Directors’ fees and expenses	10,706	16,385	2,954	1,422	90,482	2,169
Other accrued expenses	74,535	132,182	47,442	30,123	252,419	29,350
Variation margin on futures contracts	–	–	–	–	8,930	–
Collateral upon return of securities loaned	51,691,305	124,974,628	32,973,687	14,681,748	195,620,256	–
Due to custodian	–	–	–	37,943	–	–
Due to broker	–	–	–	–	–	–
Call and put options written, at value@	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–

TOTAL LIABILITIES	53,268,013	125,775,547	33,700,464	15,549,333	200,452,760	125,128

NET ASSETS	$381,205,810	$1,115,581,058	$252,442,895	$124,748,272	$4,348,601,031	$119,182,411

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$241,681	$526,561	$188,092	$84,392	$1,294,623	$88,107
Additional paid-in capital	217,032,342	723,066,939	203,160,409	85,329,067	2,384,593,914	136,609,549
Accumulated undistributed net investment income (loss)	834,600	20,116,408	2,730,518	(503,614)	107,331,205	2,715,673
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	38,153,710	60,776,872	(7,287,640)	27,659,425	83,065,506	(50,443,294)
Unrealized appreciation (depreciation) on investments	124,943,490	309,432,402	53,651,516	12,179,025	1,768,829,072	30,211,952
Unrealized appreciation (depreciation) on futures contracts and written options contracts	–	1,661,887	–	–	3,486,711	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	(13)	(11)	–	(23)	–	424
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–

NET ASSETS	$381,205,810	$1,115,581,058	$252,442,895	$124,748,272	$4,348,601,031	$119,182,411

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	24,168,090	52,656,121	18,809,205	8,439,153	129,462,270	8,810,650
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$15.77	$21.19	$13.42	$14.78	$33.59	$13.53

* Cost
Investment securities (unaffiliated)	$308,599,018	$918,569,248	$231,833,193	$127,683,360	$2,729,949,692	$87,090,771

Investment securities (affiliated)	$–	$–	$–	$–	$22,963,286	$–

Foreign cash	$1,554	$–	$–	$–	$–	$–

@ Premiums received on options written	$–	$–	$–	$–	$–	$–

† Including securities on loan	$52,332,603	$124,777,466	$32,653,677	$14,325,614	$222,547,187	$–

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF OPERATIONS — For the Six Months Ended November 30, 2013 (unaudited)

	ASSET ALLOCATION FUND	BLUE CHIP GROWTH FUND	BROAD CAP VALUE INCOME FUND	CAPITAL CONSERVATION FUND	CORE EQUITY FUND	DIVIDEND VALUE FUND	DYNAMIC ALLOCATION FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$1,111,586	$1,954,933	$515,215	$15,960	$2,179,880	$9,103,754	$–
Dividends (affiliated)	–	–	–	–	–	–	–
Securities lending income	–	26,702	–	6,065	17,699	–	–
Interest (unaffiliated)	1,005,444	500	79	2,669,356	84	398	210,648

Total investment income*	2,117,030	1,982,135	515,294	2,691,381	2,197,663	9,104,152	210,648

EXPENSES:
Investment advisory and management fees	412,819	1,923,560	155,149	541,820	991,590	2,181,176	170,855
Administrative service fee	57,093	180,691	15,327	75,006	85,743	208,265	8,850
Transfer agent fees and expenses	769	1,475	764	1,423	713	1,475	326
Custodian fees	81,782	31,108	11,756	30,002	31,170	29,181	8,560
Reports to shareholders	9,067	27,441	2,283	12,416	13,427	32,383	5,104
Audit and tax fees	18,994	14,840	14,817	20,507	14,882	14,781	14,834
Legal fees	4,972	7,853	3,801	5,649	5,644	8,472	25,612
Directors’ fees and expenses	3,759	11,408	1,012	5,214	5,545	13,274	3,029
Interest expense	–	–	176	19	–	35	–
Other expenses	8,066	11,443	6,923	6,802	8,569	12,048	6,031

Total expenses before fee waivers, expense reimbursements, and fees paid indirectly	597,321	2,209,819	212,008	698,858	1,157,283	2,501,090	243,201

Fees waived and expenses reimbursed by investment adviser (Note 3)	–	–	(23,613)	–	(165,240)	(31,016)	(24,628)
Fees paid indirectly (Note 7)	(50)	(3,252)	(3,121)	–	(1,941)	–	–

Net expenses	597,271	2,206,567	185,274	698,858	990,102	2,470,074	218,573

Net investment income (loss)	1,519,759	(224,432)	330,020	1,992,523	1,207,561	6,634,078	(7,925)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	5,542,411	28,690,971	1,710,147	(1,721,020)	11,087,383	48,330,916	(121,982)
Net realized gain (loss) on investments (affiliated)	–	–	–	–	–	–	396,322
Net realized gain (loss) on futures contracts and written options contracts	(989,155)	–	–	–	–	–	(717,706)
Net realized foreign exchange gain (loss) on other assets and liabilities	139,140	(4,329)	–	–	428	13,024	–

Net realized gain (loss) on investments and foreign currencies	4,692,396	28,686,642	1,710,147	(1,721,020)	11,087,811	48,343,940	(443,366)

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	4,199,960	68,848,480	3,564,923	(2,289,382)	18,987,092	6,261,970	(435,829)
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	–	–	10,347,392
Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	477,120	–	–	–	–	–	892,346
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(4,948)	(26)	–	–	–	291	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	4,672,132	68,848,454	3,564,923	(2,289,382)	18,987,092	6,262,261	10,803,909

Net realized and unrealized gain (loss) on investments and foreign currencies	9,364,528	97,535,096	5,275,070	(4,010,402)	30,074,903	54,606,201	10,360,543

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,884,287	$97,310,664	$5,605,090	$(2,017,879)	$31,282,464	$61,240,279	$10,352,618

* Net of foreign withholding taxes on interest and dividends of	$12,863	$170	$16	$(248)	$14,247	$66,489	$–

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–	–

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF OPERATIONS — For the Six Months Ended November 30, 2013 (unaudited) — (continued)

	EMERGING ECONOMIES FUND	FOREIGN VALUE FUND	GLOBAL REAL ESTATE FUND	GLOBAL SOCIAL AWARENESS FUND	GLOBAL STRATEGY FUND	GOVERNMENT SECURITIES FUND	GROWTH FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$12,288,222	$8,544,807	$7,233,066	$3,228,979	$3,087,531	$–	$6,352,057
Dividends (affiliated)	–	–	–	–	–	–	–
Securities lending income	89,902	350,903	–	7,831	55,533	1,297	136,178
Interest (unaffiliated)	2,085	1,955	261	1,213	3,455,581	2,018,024	616

Total investment income*	12,380,209	8,897,665	7,233,327	3,238,023	6,598,645	2,019,321	6,488,851

EXPENSES:
Investment advisory and management fees	2,545,511	3,184,062	1,401,124	855,949	1,213,918	349,616	2,988,803
Administrative service fee	229,718	328,765	132,231	118,177	167,959	48,306	292,890
Transfer agent fees and expenses	1,419	1,255	1,255	1,152	602	1,694	874
Custodian fees	375,474	213,248	68,788	61,502	120,442	16,065	65,426
Reports to shareholders	39,360	50,979	22,637	17,085	25,970	8,254	45,475
Audit and tax fees	18,760	19,050	15,209	15,411	19,990	17,488	15,072
Legal fees	13,940	11,685	7,077	6,217	7,749	4,816	11,111
Directors’ fees and expenses	15,839	21,081	9,048	7,025	10,713	3,116	18,972
Interest expense	587	–	–	–	–	1,033	65
Other expenses	13,810	15,506	10,809	17,743	12,476	5,704	16,336

Total expenses before fee waivers, expense reimbursements, and fees paid indirectly	3,254,418	3,845,631	1,668,178	1,100,261	1,579,819	456,092	3,455,024

Fees waived and expenses reimbursed by investment adviser (Note 3)	–	–	–	–	–	–	(23,536)
Fees paid indirectly (Note 7)	–	(3,519)	(1,559)	(2,773)	(2,224)	–	–

Net expenses	3,254,418	3,842,112	1,666,619	1,097,488	1,577,595	456,092	3,431,488

Net investment income (loss)	9,125,791	5,055,553	5,566,708	2,140,535	5,021,050	1,563,229	3,057,363

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	(106,347)	1,118,389	11,539,450	20,345,557	13,738,100	(939,938)	52,004,759
Net realized gain (loss) on investments (affiliated)	–	–	–	–	–	–	–
Net realized gain (loss) on futures contracts and written options contracts	(1,581,895)	–	–	465,986	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	(124,226)	(79,447)	5,289	(24,918)	2,575,710	–	(2,507)

Net realized gain (loss) on investments and foreign currencies	(1,812,468)	1,038,942	11,544,739	20,786,625	16,313,810	(939,938)	52,002,252

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	5,173,235	138,057,952	(16,429,798)	23,394,999	27,124,165	(2,767,554)	49,265,919
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	–	–	–
Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	–	–	–	150,541	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	14,043	118,323	8,400	40,024	(4,922,170)	–	2,384
Change in accrued capital gains tax on unrealized appreciation (depreciation)	541,293	(160,804)	–	–	27,011	–	744

Net unrealized gain (loss) on investments and foreign currencies	5,728,571	138,015,471	(16,421,398)	23,585,564	22,229,006	(2,767,554)	49,269,047

Net realized and unrealized gain (loss) on investments and foreign currencies	3,916,103	139,054,413	(4,876,659)	44,372,189	38,542,816	(3,707,492)	101,271,299

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,041,894	$144,109,966	$690,049	$46,512,724	$43,563,866	$(2,144,263)	$104,328,662

* Net of foreign withholding taxes on interest and dividends of	$1,720,130	$714,618	$237,529	$87,766	$186,783	$–	$11,597

** Net of foreign withholding taxes on capital gains of	$103,238	$–	$–	$–	$4,146	$–	$–

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF OPERATIONS — For the Six Months Ended November 30, 2013 (unaudited) — (continued)

	GROWTH & INCOME FUND	HEALTH SCIENCES FUND	INFLATION PROTECTED FUND	INTERNATIONAL EQUITIES FUND	INTERNATIONAL GOVERNMENT BOND FUND	INTERNATIONAL GROWTH FUND	LARGE CAP CORE FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$985,092	$1,125,897	$398,678	$11,738,173	$–	$4,190,870	$1,540,768
Dividends (affiliated)	–	–	–	–	–	–	–
Securities lending income	4,649	–	–	261,556	–	85,541	6,195
Interest (unaffiliated)	68	5,445	5,076,931	4,202	3,004,767	1,236	26

Total investment income*	989,809	1,131,342	5,475,609	12,003,931	3,004,767	4,277,647	1,546,989

EXPENSES:
Investment advisory and management fees	373,194	2,298,361	1,046,529	1,550,560	435,675	2,773,817	575,679
Administrative service fee	34,400	158,842	151,210	360,040	60,278	210,381	56,871
Transfer agent fees and expenses	1,036	1,100	1,147	4,355	876	1,255	764
Custodian fees	19,807	40,499	30,967	463,815	23,496	202,226	13,172
Reports to shareholders	5,723	23,478	24,562	56,766	10,101	34,448	8,849
Audit and tax fees	14,847	14,531	18,346	25,145	19,408	19,228	14,886
Legal fees	4,297	10,970	7,705	16,042	5,267	12,296	4,849
Directors’ fees and expenses	2,180	10,101	10,170	23,295	4,192	14,021	3,666
Interest expense	–	–	–	1,292	30	3,448	6
Other expenses	9,115	13,427	7,923	36,466	7,122	15,025	9,191

Total expenses before fee waivers, expense reimbursements, and fees paid indirectly	464,599	2,571,309	1,298,559	2,537,776	566,445	3,286,145	687,933

Fees waived and expenses reimbursed by investment adviser (Note 3)	(41,646)	–	–	–	–	(213,600)	–
Fees paid indirectly (Note 7)	–	(3,918)	–	–	–	(1,041)	(6,690)

Net expenses	422,953	2,567,391	1,298,559	2,537,776	566,445	3,071,504	681,243

Net investment income (loss)	566,856	(1,436,049)	4,177,050	9,466,155	2,438,322	1,206,143	865,746

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	10,672,011	43,933,266	488,710	21,776,048	(1,066,708)	27,540,170	14,247,481
Net realized gain (loss) on investments (affiliated)	–	–	–	–	–	–	–
Net realized gain (loss) on futures contracts and written options contracts	26,840	168,803	–	1,428,586	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	–	11,261	(51,677)	(570,828)	(71,910)	(137,212)	(2)

Net realized gain (loss) on investments and foreign currencies	10,698,851	44,113,330	437,033	22,633,806	(1,138,618)	27,402,958	14,247,479

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	483,439	47,481,371	(18,871,504)	84,650,220	(3,507,104)	39,183,894	4,822,922
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	–	–	–
Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	8,728	689,184	–	65,808	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	–	2,573	10,023	121,664	46,314	72,985	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	10,385	–	89,718	–	14,663	–

Net unrealized gain (loss) on investments and foreign currencies	492,167	48,183,513	(18,861,481)	84,927,410	(3,460,790)	39,271,542	4,822,922

Net realized and unrealized gain (loss) on investments and foreign currencies	11,191,018	92,296,843	(18,424,448)	107,561,216	(4,599,408)	66,674,500	19,070,401

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,757,874	$90,860,794	$(14,247,398)	$117,027,371	$(2,161,086)	$67,880,643	$19,936,147

* Net of foreign withholding taxes on interest and dividends of	$–	$5,307	$274	$789,603	$(781)	$270,143	$5,659

** Net of foreign withholding taxes on capital gains of	$–	$23,471	$–	$56,108	$–	$49,780	$–

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF OPERATIONS — For the Six Months Ended November 30, 2013 (unaudited) — (continued)

	LARGE CAPITAL GROWTH FUND	MID CAP INDEX FUND	MID CAP STRATEGIC GROWTH FUND	MONEY MARKET I FUND	NASDAQ-100® INDEX FUND	SCIENCE & TECHNOLOGY FUND	SMALL CAP AGGRESSIVE GROWTH FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$2,209,421	$21,859,882	$906,375	$–	$1,649,064	$3,644,217	$84,260
Dividends (affiliated)	–	–	–	–	–	–	–
Securities lending income	14,860	715,412	60,606	–	19,155	166,843	46,751
Interest (unaffiliated)	314	5,236	385	338,756	300	5,255	51

Total investment income*	2,224,595	22,580,530	967,366	338,756	1,668,519	3,816,315	131,062

EXPENSES:
Investment advisory and management fees	1,211,075	3,974,498	951,474	770,482	424,818	3,606,312	408,467
Administrative service fee	130,837	1,031,362	94,522	133,225	73,411	283,084	33,200
Transfer agent fees and expenses	766	5,348	1,148	5,244	4,029	4,078	602
Custodian fees	32,883	105,379	30,589	16,112	11,605	76,291	17,897
Reports to shareholders	20,415	161,003	14,844	20,514	11,194	43,225	4,535
Audit and tax fees	14,837	14,864	14,980	17,488	14,851	14,547	14,821
Legal fees	6,829	30,182	5,797	7,162	5,250	10,438	4,193
Directors’ fees and expenses	8,485	66,847	5,991	8,718	4,651	17,812	2,014
Interest expense	80	–	–	–	–	126	–
Other expenses	12,901	52,301	9,485	7,466	49,211	20,324	7,359

Total expenses before fee waivers, expense reimbursements, and fees paid indirectly	1,439,108	5,441,784	1,128,830	986,411	599,020	4,076,237	493,088

Fees waived and expenses reimbursed by investment adviser (Note 3)	–	–	–	(666,948)	(36,136)	–	(17,344)
Fees paid indirectly (Note 7)	(6,958)	–	(8,051)	–	–	(31,047)	–

Net expenses	1,432,150	5,441,784	1,120,779	319,463	562,884	4,045,190	475,744

Net investment income (loss)	792,445	17,138,746	(153,413)	19,293	1,105,635	(228,875)	(344,682)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	65,596,642	65,250,803	14,915,358	4,574	2,265,659	67,436,825	13,675,809
Net realized gain (loss) on investments (affiliated)	–	–	–	–	–	–	–
Net realized gain (loss) on futures contracts and written options contracts	–	6,579,259	–	–	1,020,256	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	27,896	–	(2,091)	–	–	1,931	–

Net realized gain (loss) on investments and foreign currencies	65,624,538	71,830,062	14,913,267	4,574	3,285,915	67,438,756	13,675,809

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(17,798,418)	219,126,655	20,767,154	–	30,579,082	74,777,089	5,606,656
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	–	–	–
Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	–	(2,382,411)	–	–	58,405	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(1,586)	–	1,316	–	–	(1,868)	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	(17,800,004)	216,744,244	20,768,470	–	30,637,487	74,775,221	5,606,656

Net realized and unrealized gain (loss) on investments and foreign currencies	47,824,534	288,574,306	35,681,737	4,574	33,923,402	142,213,977	19,282,465

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$48,616,979	$305,713,052	$35,528,324	$23,867	$35,029,037	$141,985,102	$18,937,783

* Net of foreign withholding taxes on interest and dividends of	$21,851	$–	$19,367	$–	$6,527	$86,833	$–

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–	$–

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF OPERATIONS — For the Six Months Ended November 30, 2013 (unaudited) — (continued)

	SMALL CAP FUND	SMALL CAP INDEX FUND	SMALL CAP SPECIAL VALUES FUND	SMALL-MID GROWTH FUND	STOCK INDEX FUND	VALUE FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$1,710,092	$7,548,292	$2,124,259	$207,835	$42,980,666	$1,292,575
Dividends (affiliated)	–	–	–	–	–	–
Securities lending income	73,418	1,088,455	65,142	18,985	166,255	–
Interest (unaffiliated)	1,229	2,074	451	48	5,336	25

Total investment income*	1,784,739	8,638,821	2,189,852	226,868	43,152,257	1,292,600

EXPENSES:
Investment advisory and management fees	1,609,309	1,547,490	884,876	500,066	5,089,149	447,624
Administrative service fee	125,822	358,619	81,573	40,671	1,412,701	39,684
Transfer agent fees and expenses	713	4,751	1,093	602	6,057	1,255
Custodian fees	60,000	86,513	30,819	22,652	145,067	9,830
Reports to shareholders	19,426	54,145	12,270	10,746	218,850	6,118
Audit and tax fees	14,756	14,536	14,763	14,715	14,920	14,888
Legal fees	6,607	12,050	5,480	10,005	41,804	4,429
Directors’ fees and expenses	8,089	22,652	5,196	2,565	91,175	2,551
Interest expense	175	–	10	–	157	–
Other expenses	17,945	13,211	10,856	6,582	66,869	7,942

Total expenses before fee waivers, expense reimbursements, and fees paid indirectly	1,862,842	2,113,967	1,046,936	608,604	7,086,749	534,321

Fees waived and expenses reimbursed by investment adviser (Note 3)	(170,639)	–	–	(20,291)	–	(46,526)
Fees paid indirectly (Note 7)	(4,943)	–	(877)	(976)	–	(120)

Net expenses	1,687,260	2,113,967	1,046,059	587,337	7,086,749	487,675

Net investment income (loss)	97,479	6,524,854	1,143,793	(360,469)	36,065,508	804,925

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	22,392,253	37,237,152	17,540,445	24,025,564	63,175,662	800,440
Net realized gain (loss) on investments (affiliated)	–	–	–	–	(10,447,310)	–
Net realized gain (loss) on futures contracts and written options contracts	–	3,856,446	–	–	3,318,625	–
Net realized foreign exchange gain (loss) on other assets and liabilities	95	284	–	–	–	(26)

Net realized gain (loss) on investments and foreign currencies	22,392,348	41,093,882	17,540,445	24,025,564	56,046,977	800,414

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	35,387,186	114,679,197	21,769,010	(5,617,565)	350,425,972	8,442,371
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	12,538,092	–
Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	–	377,727	–	–	2,329,389	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(13)	(18)	–	(23)	–	583
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	35,387,173	115,056,906	21,769,010	(5,617,588)	365,293,453	8,442,954

Net realized and unrealized gain (loss) on investments and foreign currencies	57,779,521	156,150,788	39,309,455	18,407,976	421,340,430	9,243,368

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$57,877,000	$162,675,642	$40,453,248	$18,047,507	$457,405,938	$10,048,293

* Net of foreign withholding taxes on interest and dividends of	$746	$4,536	$1,613	$2,487	$6,663	$5,042

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS

	ASSET ALLOCATION FUND		BLUE CHIP GROWTH FUND		BROAD CAP VALUE INCOME FUND		CAPITAL CONSERVATION FUND
	For the Six Months Ended November 30, 2013 (Unaudited)	For the Year Ended May 31, 2013	For the Six Months Ended November 30, 2013 (Unaudited)	For the Year Ended May 31, 2013	For the Six Months Ended November 30, 2013 (Unaudited)	For the Year Ended May 31, 2013	For the Six Months Ended November 30, 2013 (Unaudited)	For the Year Ended May 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,519,759	$2,800,764	$(224,432)	$948,231	$330,020	$658,450	$1,992,523	$4,036,777
Net realized gain (loss) on investments and foreign currencies	4,692,396	10,398,535	28,686,642	38,177,384	1,710,147	1,473,982	(1,721,020)	5,814,565
Net unrealized gain (loss) on investments and foreign currencies	4,672,132	8,472,957	68,848,454	51,009,724	3,564,923	7,080,789	(2,289,382)	(6,586,307)

Net increase (decrease) in net assets resulting from operations	10,884,287	21,672,256	97,310,664	90,135,339	5,605,090	9,213,221	(2,017,879)	3,265,035

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(3,231,904)	–	(224,987)	–	(209,946)	–	(5,162,897)
Net realized gain on securities	–	(651,012)	–	–	–	–	–	–

Total distributions to shareholders	–	(3,882,916)	–	(224,987)	–	(209,946)	–	(5,162,897)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(2,005,687)	1,144,350	(20,989,850)	669,780	381,544	4,422,227	(28,851,111)	(1,073,543)

TOTAL INCREASE (DECREASE) IN NET ASSETS	8,878,600	18,933,690	76,320,814	90,580,132	5,986,634	13,425,502	(30,868,990)	(2,971,405)
NET ASSETS:
Beginning of period	163,788,078	144,854,388	495,225,710	404,645,578	41,901,103	28,475,601	230,018,270	232,989,675

End of period†	$172,666,678	$163,788,078	$571,546,524	$495,225,710	$47,887,737	$41,901,103	$199,149,280	$230,018,270

† Includes accumulated undistributed net investment income (loss)	$4,541,672	$3,021,913	$670,149	$894,581	$988,380	$658,360	$7,561,948	$5,569,425

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	CORE EQUITY FUND		DIVIDEND VALUE FUND		DYNAMIC ALLOCATION FUND		EMERGING ECONOMIESFUND
	For the Six Months Ended November 30, 2013 (Unaudited)	For the Year Ended May 31, 2013	For the Six Months Ended November 30, 2013 (Unaudited)	For the Year Ended May 31, 2013	For the Six Months Ended November 30, 2013 (Unaudited)	For the Period Ended December 19,2012# - May 31,2013	For the Six Months Ended November 30, 2013 (Unaudited)	For the Year Ended May 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,207,561	$3,117,416	$6,634,078	$12,392,478	$(7,925)	$(7,830)	$9,125,791	$10,805,815
Net realized gain (loss) on investments and foreign currencies	11,087,811	13,851,336	48,343,940	10,133,966	(443,366)	574,789	(1,812,468)	1,867,115
Net unrealized gain (loss) on investments and foreign currencies	18,987,092	40,945,387	6,262,261	87,263,946	10,803,909	2,136,086	5,728,571	66,716,593

Net increase (decrease) in net assets resulting from operations	31,282,464	57,914,139	61,240,279	109,790,390	10,352,618	2,703,045	13,041,894	79,389,523

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(3,330,758)	–	(7,071,676)	–	–	–	(4,045,089)
Net realized gain on securities	–	–	–	–		–	–	–

Total distributions to shareholders	–	(3,330,758)	–	(7,071,676)	–	–	–	(4,045,089)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(10,317,873)	(23,205,206)	5,917,136	118,348,241	85,168,951	84,200,760	(51,954,820)	121,818,078

TOTAL INCREASE (DECREASE) IN NET ASSETS	20,964,591	31,378,175	67,157,415	221,066,955	95,521,569	86,903,805	(38,912,926)	197,162,512
NET ASSETS:
Beginning of period	242,367,237	210,989,062	567,499,301	346,432,346	86,903,805	–	698,479,714	501,317,202

End of period†	$263,331,828	$242,367,237	$634,656,716	$567,499,301	$182,425,374	$86,903,805	$659,566,788	$698,479,714

† Includes accumulated undistributed net investment income (loss)	$4,308,275	$3,100,714	$19,009,221	$12,375,143	$(15,087)	$(7,162)	$18,500,930	$9,375,139

#	Commencement of operations

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	FOREIGN VALUE FUND		GLOBAL REAL ESTATE FUND		GLOBAL SOCIAL AWARENESS FUND		GLOBAL STRATEGY FUND
	For the Six Months Ended November 30, 2013 (Unaudited)	For the Year Ended May 31, 2013	For the Six Months Ended November 30, 2013 (Unaudited)	For the Year Ended May 31, 2013	For the Six Months Ended November 30, 2013 (Unaudited)	For the Year Ended May 31, 2013	For the Six Months Ended November 30, 2013 (Unaudited)	For the Year Ended May 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$5,055,553	$19,917,745	$5,566,708	$6,441,100	$2,140,535	$5,791,683	$5,021,050	$12,986,856
Net realized gain (loss) on investments and foreign currencies	1,038,942	(379,496)	11,544,739	33,641,391	20,786,625	17,929,647	16,313,810	6,912,109
Net unrealized gain (loss) on investments and foreign currencies	138,015,471	237,574,077	(16,421,398)	36,198,991	23,585,564	46,328,495	22,229,006	98,286,241

Net increase (decrease) in net assets resulting from operations	144,109,966	257,112,326	690,049	76,281,482	46,512,724	70,049,825	43,563,866	118,185,206

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(26,987,749)	–	(5,610,988)	–	(5,032,332)	–	(26,416,216)
Net realized gain on securities	–	–	–	(10,219,178)	–	–	–	–

Total distributions to shareholders	–	(26,987,749)	–	(15,830,166)	–	(5,032,332)	–	(26,416,216)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(54,008,872)	(75,193,163)	(13,485,015)	42,452,241	71,643,796	(5,753,556)	23,875,528	(66,593,056)

TOTAL INCREASE (DECREASE) IN NET ASSETS	90,101,094	154,931,414	(12,794,966)	102,903,557	118,156,520	59,263,937	67,439,394	25,175,934
NET ASSETS:
Beginning of period	913,025,062	758,093,648	384,542,971	281,639,414	300,545,030	241,281,093	465,060,173	439,884,239

End of period†	$1,003,126,156	$913,025,062	$371,748,005	$384,542,971	$418,701,550	$300,545,030	$532,499,567	$465,060,173

† Includes accumulated undistributed net investment income (loss)	$23,517,706	$18,462,153	$15,689,864	$10,123,156	$7,827,113	$5,686,578	$15,378,696	$10,357,646

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	GOVERNMENT SECURITIES FUND		GROWTH FUND		GROWTH & INCOME FUND		HEALTH SCIENCES FUND
	For the Six Months Ended November 30, 2013 (Unaudited)	For the Year Ended May 31, 2013	For the Six Months Ended November 30, 2013 (Unaudited)	For the Year Ended May 31, 2013	For the Six Months Ended November 30, 2013 (Unaudited)	For the Year Ended May 31, 2013	For the Six Months Ended November 30, 2013 (Unaudited)	For the Year Ended May 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,563,229	$3,071,794	$3,057,363	$7,640,559	$566,856	$875,242	$(1,436,049)	$(1,589,840)
Net realized gain (loss) on investments and foreign currencies	(939,938)	855,822	52,002,252	83,739,345	10,698,851	10,648,542	44,113,330	21,189,628
Net unrealized gain (loss) on investments and foreign currencies	(2,767,554)	(4,579,312)	49,269,047	55,868,878	492,167	7,243,990	48,183,513	89,196,870

Net increase (decrease) in net assets resulting from operations	(2,144,263)	(651,696)	104,328,662	147,248,782	11,757,874	18,767,774	90,860,794	108,796,658

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(3,575,957)	–	(5,671,417)	–	(767,908)	–	–
Net realized gain on securities	–	(754,395)	–	–	–	–	–	(18,519,035)

Total distributions to shareholders	–	(4,330,352)	–	(5,671,417)	–	(767,908)	–	(18,519,035)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	23,882,396	(4,160,924)	(24,187,071)	(83,551,486)	(229,296)	(3,390,268)	20,932,871	61,165,792

TOTAL INCREASE (DECREASE) IN NET ASSETS	21,738,133	(9,142,972)	80,141,591	58,025,879	11,528,578	14,609,598	111,793,665	151,443,415
NET ASSETS:
Beginning of period	136,786,103	145,929,075	823,540,943	765,515,064	95,666,633	81,057,035	412,097,812	260,654,397

End of period†	$158,524,236	$136,786,103	$903,682,534	$823,540,943	$107,195,211	$95,666,633	$523,891,477	$412,097,812

† Includes accumulated undistributed net investment income (loss)	$5,187,218	$3,623,989	$10,711,427	$7,654,064	$1,447,913	$881,057	$(3,015,276)	$(1,579,227)

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	INFLATION PROTECTED FUND		INTERNATIONAL EQUITIES FUND		INTERNATIONAL GOVERNMENT BOND FUND		INTERNATIONAL GROWTH FUND
	For the Six Months Ended November 30, 2013 (Unaudited)	For the Year Ended May 31, 2013	For the Six Months Ended November 30, 2013 (Unaudited)	For the Year Ended May 31, 2013	For the Six Months Ended November 30, 2013 (Unaudited)	For the Year Ended May 31, 2013	For the Six Months Ended November 30, 2013 (Unaudited)	For the Year Ended May 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$4,177,050	$8,507,330	$9,466,155	$24,633,247	$2,438,322	$5,245,339	$1,206,143	$8,608,611
Net realized gain (loss) on investments and foreign currencies	437,033	4,991,083	22,633,806	8,699,013	(1,138,618)	2,894,605	27,402,958	26,674,905
Net unrealized gain (loss) on investments and foreign currencies	(18,861,481)	(12,991,606)	84,927,410	165,017,377	(3,460,790)	(4,157,904)	39,271,542	101,712,051

Net increase (decrease) in net assets resulting from operations	(14,247,398)	506,807	117,027,371	198,349,637	(2,161,086)	3,982,040	67,880,643	136,995,567

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(11,468,245)	–	(23,116,984)	–	(6,321,232)	–	(8,748,947)
Net realized gain on securities	–	–	–	–	–	(4,789,535)	–	–

Total distributions to shareholders	–	(11,468,245)	–	(23,116,984)	–	(11,110,767)	–	(8,748,947)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	4,826,084	43,460,085	(36,305,283)	135,877,424	(10,532,013)	(3,775,055)	(53,363,650)	(10,999,285)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(9,421,314)	32,498,647	80,722,088	311,110,077	(12,693,099)	(10,903,782)	14,516,993	117,247,335
NET ASSETS:
Beginning of period	446,316,524	413,817,877	1,000,950,007	689,839,930	184,590,284	195,494,066	603,086,205	485,838,870

End of period†	$436,895,210	$446,316,524	$1,081,672,095	$1,000,950,007	$171,897,185	$184,590,284	$617,603,198	$603,086,205

† Includes accumulated undistributed net investment income (loss)	$12,718,466	$8,541,416	$34,053,034	$24,586,879	$5,923,482	$3,485,160	$9,898,425	$8,692,282

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	LARGE CAP CORE FUND		LARGE CAPITAL GROWTH FUND		MID CAP INDEX FUND		MID CAP STRATEGIC GROWTH FUND
	For the Six Months Ended November 30, 2013 (Unaudited)	For the Year Ended May 31, 2013	For the Six Months Ended November 30, 2013 (Unaudited)	For the Year Ended May 31, 2013	For the Six Months Ended November 30, 2013 (Unaudited)	For the Year Ended May 31, 2013	For the Six Months Ended November 30, 2013 (Unaudited)	For the Year Ended May 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$865,746	$1,607,927	$792,445	$2,079,320	$17,138,746	$34,674,029	$(153,413)	$1,570,418
Net realized gain (loss) on investments and foreign currencies	14,247,479	11,995,134	65,624,538	27,629,318	71,830,062	128,193,742	14,913,267	4,590,171
Net unrealized gain (loss) on investments and foreign currencies	4,822,922	25,234,105	(17,800,004)	31,006,367	216,744,244	517,919,773	20,768,470	44,260,607

Net increase (decrease) in net assets resulting from operations	19,936,147	38,837,166	48,616,979	60,715,005	305,713,052	680,787,544	35,528,324	50,421,196

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(1,347,765)	–	(739,174)	–	(25,086,430)	–	–
Net realized gain on securities	–	(16,063,573)	–	(28,422,069)	–	(87,788,582)	–	(5,866,213)

Total distributions to shareholders	–	(17,411,338)	–	(29,161,243)	–	(112,875,012)	–	(5,866,213)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(9,364,674)	13,909,909	(19,465,119)	(7,997,307)	(149,219,912)	(58,068,883)	(4,587,613)	(30,454,634)

TOTAL INCREASE (DECREASE) IN NET ASSETS	10,571,473	35,335,737	29,151,860	23,556,455	156,493,140	509,843,649	30,940,711	14,100,349
NET ASSETS:
Beginning of period	160,616,822	125,281,085	367,527,216	343,970,761	2,925,307,825	2,415,464,176	260,137,777	246,037,428

End of period†	$171,188,295	$160,616,822	$396,679,076	$367,527,216	$3,081,800,965	$2,925,307,825	$291,078,488	$260,137,777

† Includes accumulated undistributed net investment income (loss)	$2,473,612	$1,607,866	$2,869,118	$2,076,673	$52,037,491	$34,898,745	$1,501,338	$1,654,751

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	MONEY MARKET I FUND		NASDAQ-100® INDEX FUND		SCIENCE & TECHNOLOGY FUND		SMALL CAP AGGRESSIVE GROWTH FUND
	For the Six Months Ended November 30, 2013 (Unaudited)	For the Year Ended May 31, 2013	For the Six Months Ended November 30, 2013 (Unaudited)	For the Year Ended May 31, 2013	For the Six Months Ended November 30, 2013 (Unaudited)	For the Year Ended May 31, 2013	For the Six Months Ended November 30, 2013 (Unaudited)	For the Year Ended May 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$19,293	$39,082	$1,105,635	$1,956,998	$(228,875)	$1,128,596	$(344,682)	$(461,727)
Net realized gain (loss) on investments and foreign currencies	4,574	17,162	3,285,915	(874,788)	67,438,756	47,881,619	13,675,809	10,050,352
Net unrealized gain (loss) on investments and foreign currencies	–	–	30,637,487	31,348,634	74,775,221	92,538,877	5,606,656	10,150,381

Net increase (decrease) in net assets resulting from operations	23,867	56,244	35,029,037	32,430,844	141,985,102	141,549,092	18,937,783	19,739,006

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(19,293)	(39,087)	–	(846,374)	–	–	–	–
Net realized gain on securities	–	–	–	(4,326,723)	–	–	–	(1,041,533)

Total distributions to shareholders	(19,293)	(39,087)	–	(5,173,097)	–	–	–	(1,041,533)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(632,087)	(30,418,197)	(3,394,682)	12,354,293	(35,568,265)	(83,053,460)	6,223,764	(8,699,269)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(627,513)	(30,401,040)	31,634,355	39,612,040	106,416,837	58,495,632	25,161,547	9,998,204
NET ASSETS:
Beginning of period	378,086,227	408,487,267	202,594,637	162,982,597	772,613,737	714,118,105	82,222,467	72,224,263

End of period†	$377,458,714	$378,086,227	$234,228,992	$202,594,637	$879,030,574	$772,613,737	$107,384,014	$82,222,467

† Includes accumulated undistributed net investment income (loss)	$1,129	$1,129	$3,062,942	$1,957,307	$952,923	$1,181,798	$(584,832)	$(240,150)

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	SMALL CAP FUND		SMALL CAP INDEX FUND		SMALL CAP SPECIAL VALUES FUND		SMALL-MID GROWTH FUND
	For the Six Months Ended November 30, 2013 (Unaudited)	For the Year Ended May 31, 2013	For the Six Months Ended November 30, 2013 (Unaudited)	For the Year Ended May 31, 2013	For the Six Months Ended November 30, 2013 (Unaudited)	For the Year Ended May 31, 2013	For the Six Months Ended November 30, 2013 (Unaudited)	For the Year Ended May 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$97,479	$1,136,172	$6,524,854	$13,275,709	$1,143,793	$1,503,889	$(360,469)	$39,382
Net realized gain (loss) on investments and foreign currencies	22,392,348	31,107,450	41,093,882	23,827,570	17,540,445	10,742,051	24,025,564	8,657,131
Net unrealized gain (loss) on investments and foreign currencies	35,387,173	53,153,238	115,056,906	200,876,154	21,769,010	36,161,405	(5,617,588)	10,471,627

Net increase (decrease) in net assets resulting from operations	57,877,000	85,396,860	162,675,642	237,979,433	40,453,248	48,407,345	18,047,507	19,168,140

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(224,117)	–	(10,815,364)	–	(1,204,354)	–	–
Net realized gain on securities	–	–	–	–	–	–	–	–

Total distributions to shareholders	–	(224,117)	–	(10,815,364)	–	(1,204,354)	–	–

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(27,516,329)	(33,472,859)	(31,451,850)	(48,590,387)	(14,150,225)	(2,439,128)	(2,581,888)	(11,017,111)

TOTAL INCREASE (DECREASE) IN NET ASSETS	30,360,671	51,699,884	131,223,792	178,573,682	26,303,023	44,763,863	15,465,619	8,151,029
NET ASSETS:
Beginning of period	350,845,139	299,145,255	984,357,266	805,783,584	226,139,872	181,376,009	109,282,653	101,131,624

End of period†	$381,205,810	$350,845,139	$1,115,581,058	$984,357,266	$252,442,895	$226,139,872	$124,748,272	$109,282,653

† Includes accumulated undistributed net investment income (loss)	$834,600	$737,121	$20,116,408	$13,591,554	$2,730,518	$1,586,725	$(503,614)	$(143,145)

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	STOCK INDEX FUND		VALUE FUND
	For the Six Months Ended November 30, 2013 (Unaudited)	For the Year Ended May 31, 2013	For the Six Months Ended November 30, 2013 (Unaudited)	For the Year Ended May 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$36,065,508	$71,207,339	$804,925	$1,911,428
Net realized gain (loss) on investments and foreign currencies	56,046,977	118,853,048	800,414	4,882,432
Net unrealized gain (loss) on investments and foreign currencies	365,293,453	687,301,881	8,442,954	21,878,618

Net increase (decrease) in net assets resulting from operations	457,405,938	877,362,268	10,048,293	28,672,478

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(61,450,683)	–	(2,211,912)
Net realized gain on securities	–	(54,568,138)	–	–

Total distributions to shareholders	–	(116,018,821)	–	(2,211,912)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(83,335,661)	(180,478,280)	(2,168,490)	(15,978,360)

TOTAL INCREASE (DECREASE) IN NET ASSETS	374,070,277	580,865,167	7,879,803	10,482,206
NET ASSETS:
Beginning of period	3,974,530,754	3,393,665,587	111,302,608	100,820,402

End of period†	$4,348,601,031	$3,974,530,754	$119,182,411	$111,302,608

† Includes accumulated undistributed net investment income (loss)	$107,331,205	$71,265,697	$2,715,673	$1,910,748

See Notes to Financial Statements

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited)

Note 1 — Organization

VALIC Company I (the “Series” or “VC I”) was incorporated under the laws of Maryland on December 7, 1984, by The Variable Annuity Life Insurance Company (“VALIC”). VALIC, the investment adviser to the Series, is an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). The Series is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Series consists of 34 separate mutual funds (the “Funds”), each of which issues its own separate class of capital shares:

Asset Allocation Fund	International Equities Fund
Blue Chip Growth Fund	International Government Bond Fund
Broad Cap Value Income Fund	International Growth Fund
Capital Conservation Fund	Large Cap Core Fund
Core Equity Fund	Large Capital Growth Fund
Dividend Value Fund	Mid Cap Index Fund
Dynamic Allocation Fund*	Mid Cap Strategic Growth Fund
Emerging Economies Fund	Money Market I Fund
Foreign Value Fund	Nasdaq-100® Index Fund
Global Real Estate Fund	Science & Technology Fund
Global Social Awareness Fund	Small Cap Aggressive Growth Fund
Global Strategy Fund	Small Cap Fund
Government Securities Fund	Small Cap Index Fund
Growth Fund	Small Cap Special Values Fund
Growth & Income Fund	Small-Mid Growth Fund
Health Sciences Fund	Stock Index Fund
Inflation Protected Fund	Value Fund

*	Effective December 19, 2012, the Dynamic Allocation Fund commenced operations. The Fund invests under normal conditions approximately 70% to 90% of its assets in shares of the Underlying Funds, which are funds of VC I and VALIC Company II (“VC II”), (collectively, the “Underlying Companies”) (the “Fund-of-Funds Component”) and 10% to 30% of its assets in a portfolio of derivative instruments, exchange traded funds (“ETFs”), fixed income securities and short-term investments (the “Overlay Component”).

Each Fund is diversified with the exception of International Government Bond Fund and Nasdaq-100® Index Fund, which are non-diversified as defined by the 1940 Act.

Indemnifications. Under the Funds’ organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Funds enter into contracts that may contain the obligation to indemnify others. The Funds’ maximum exposure under these arrangements is unknown. Currently, however, the Funds expect the risk of loss to be remote.

Note 2 — Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust/Fund in the preparation of its financial statements:

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Funds disclose the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (“the Board”), etc.).

Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Funds’ net assets as of November 30, 2013 are reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade and are generally categorized as Level 1. Options traded on national securities exchanges are valued as of the close of the exchange upon which they trade and are generally categorized as Level 1. Options and swap contracts traded on over-the-counter markets are marked-to-market daily based upon quotations received from an approved outside pricing service or market makers and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

For the Money Market I Fund, securities are valued at amortized cost, which approximates market value and are generally categorized as Level 2. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with rule 2a-7 under the 1940 Act, the Series’ Board of Directors (the “Board” or the “Directors”) has adopted procedures intended to stabilize the Money Market I Fund net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Money Market I Fund’s market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Fund’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Derivative Instruments

Forward Foreign Currency Contracts: Certain Funds may enter into forward contracts for various purposes, including to facilitate settlement of foreign currency denominated Fund transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates, to hedge portfolio exposure to benchmark currency allocations, to manage and/or gain exposure to certain foreign currencies or to enhance return. During the six months ended November 30, 2013, the Global Strategy Fund used Forward Contracts to attempt protect securities and related receivables and payables against changes in future foreign exchange rates and to enhance return. As of November 30, 2013, the Global Strategy Fund had open forward contracts, which are reported on a schedule following each Fund’s Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Fund as unrealized appreciation or depreciation. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum risk due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other Fund transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures: Certain of the Funds may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning, or to enhance income or total return. During the period ended November 30, 2013, the Asset Allocation Fund, Dynamic Allocation Fund, Emerging Economies Fund, Global Social Awareness Fund, Growth & Income Fund, International Equities Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund and Stock Index Fund, used futures contracts to increase or decrease exposure to equity or bond markets or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates. As of November 30, 2013, the following Funds had open futures contracts: Dynamic Allocation Fund, Global Social Awareness Fund, Growth & Income Fund, International Equities Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund and Stock Index Fund, which are reported on a schedule following each Fund’s Portfolio of Investments.

Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Subsequent payments are made or received by the Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statement of Assets and Liabilities as variation margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Funds of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Funds will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Funds since the futures contracts are generally exchange-traded.

Options: Certain Funds may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Fund’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Fund’s securities or an increase in prices of securities that may be purchased, or to generate income. During the six months ended November 30, 2013, the Health Sciences Fund used options contracts to facilitate trading, increase market exposure, generate income and seek protection against a decline in the value of the Fund’s securities or an increase in prices of securities that may be purchased. As of November 30, 2013, the Health Sciences Fund had open option contracts, which are reported on a schedule following the Fund’s Portfolio of Investments.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Fund’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (OTC) market.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Risks to the Funds of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby. Transactions in options written during the period ended November 30, 2013 are summarized as follows:

	Written Options
	Health Sciences
	Number of Contracts	Premiums Received
Options Outstanding as of May 31, 2013	2,369	1,536,253
Options Written	702	213,503
Options terminated in closing purchase transactions	(641)	(332,402)
Options exercised	(272)	(88,812)
Options expired	(431)	(130,675)

Options Outstanding as of November 30, 2013	1,727	1,197,867

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in the Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to instruments subject to Master Agreements that are in a net liability position could be material to the Fund’s financial statements. See additional information on specific types of derivative instruments and other financial instruments as disclosed in the Notes to the Financial Statements. The Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Asset and Liabilities.

The following tables represent the value of derivatives held as of November 30, 2013, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the period ended November 30, 2013. For a detailed presentation of derivatives held as of November 30, 2013, please refer to the Portfolio of Investments:

Asset Allocation Fund
	Asset Derivatives 2013		Liability Derivatives 2013
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$(989,155)	$477,120

(1)	The Fund’s derivative contracts held during the period ended November 30, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $0.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Dynamic Allocation Fund
	Asset Derivatives 2013		Liability Derivatives 2013
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$10,269

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$(717,706)	$892,346

(1)	The Fund’s derivative contracts held during the period ended November 30, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $22,561,818
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $911,430 as reported in the Portfolio of Investments.

Emerging Economies Fund
	Asset Derivatives 2013		Liability Derivatives 2013
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$(1,581,895)	$—

(1)	The Fund’s derivative contracts held during the period ended November 30, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $10,564,025

	Global Social Awareness Fund
	Asset Derivatives 2013		Liability Derivatives 2013
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$400

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$465,986	$150,541

(1)	The Fund’s derivative contracts held during the period ended November 30, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $13,185,679
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $107,330 as reported in the Portfolio of Investments.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Global Strategy Fund
	Asset Derivatives 2013		Liability Derivatives 2013
Derivative Contracts(1)
Foreign exchange contracts(2)	Unrealized appreciation on forward foreign currency contracts	$2,058,239	Unrealized depreciation on forward foreign currency contracts	$2,358,728

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Foreign exchange contracts(2)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	$2,383,083	$(5,049,166)

(1)	The Fund’s derivative contracts held during the period ended November 30, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for forward foreign currency contracts was $147,933,590

	Growth & Income Fund
	Asset Derivatives 2013		Liability Derivatives 2013
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$425

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$26,840	$8,728

(1)	The Fund’s derivative contracts held during the period ended November 30, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $162,721
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $8,728 as reported in the Portfolio of Investments.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Health Sciences Fund
	Asset Derivatives 2013		Liability Derivatives 2013
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(3)(5)	Call and put options purchased, at value	$980	Call and put options purchased, at value	$—
	Call and put options written, at value	—	Call and put options written, at value	292,740

		$980		$292,740

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Equity contracts(2)(3)(4)(6)	Net realized gain (loss) on purchased options/Change in unrealized appreciation (depreciation) on purchased options	$—	$980
	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	168,803	689,184

		$168,803	$690,164

(1)	The Fund’s derivative contracts held during the period ended November 30, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity purchased options contracts was $999
(3)	The average value outstanding for equity written options contracts was $665,242
(4)	The realized gain (loss) on options purchased are included in net realized gain (loss) on investments.
(5)	Purchased options contracts are included in investments at value (unaffiliated).
(6)	The change in unrealized appreciation (depreciation) on purchased options contracts is included in change in unrealized appreciation (depreciation) on investments (unaffiliated)

	International Equities Fund
	Asset Derivatives 2013		Liability Derivatives 2013
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$2,500	Variation margin on futures contracts	$65,982

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$1,428,586	$65,808

(1)	The Fund’s derivative contracts held during the period ended November 30, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $13,136,115
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(59,847) as reported in the Portfolio of Investments.

	Mid Cap Index Fund
	Asset Derivatives 2013		Liability Derivatives 2013
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$188,340

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$6,579,259	$(2,382,411)

(1)	The Fund’s derivative contracts held during the period ended November 30, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $65,679,477
(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $498,722 as reported in the Portfolio of Investments.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	NASDAQ-100® Index Fund
	Asset Derivatives 2013		Liability Derivatives 2013
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$27,740	Variation margin on futures contracts	$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$1,020,256	$58,405

(1)	The Fund’s derivative contracts held during the period ended November 30, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $6,585,447
(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $273,785 as reported in the Portfolio of Investments.

	Small Cap Index Fund
	Asset Derivatives 2013		Liability Derivatives 2013
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$33,720	Variation margin on futures contracts	$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$3,856,446	$377,727

(1)	The Fund’s derivative contracts held during the period ended November 30, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $26,673,335
(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $1,661,887 as reported in the Portfolio of Investments.

	Stock Index Fund
	Asset Derivatives 2013		Liability Derivatives 2013
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$8,930

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$3,318,625	$2,329,389

(1)	The Fund’s derivative contracts held during the period ended November 30, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $67,979,043
(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $3,486,711 as reported in the Portfolio of Investments.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

As of November 30, 2013, the following tables represent derivative and financial assets and liabilities (by type) on a gross basis and related collateral pledged for derivatives and financial instruments subject to master netting arrangements. If a Fund does not have a derivative or financial asset or liability, a table will not be presented. Futures contracts are presented at the variation margin receivable or payable:

	Blue Chip Growth Fund
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Liabilities:
Description
Derivatives:
Total derivatives, subject to a master netting arrangement or similar arrangement	$—	$—	$—

Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—

Total derivatives	—	—	—

Securities borrowings on loan subject to a master netting arrangement or similar arrangement	31,436,590	—	31,436,590

Total	$31,436,590	$—	$31,436,590

	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
State Street Global Markets	$31,436,590	$(30,801,151)	$—	$635,439

	Capital Conservation Fund
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities

Liabilities:
Description
Derivatives:
Total derivatives, subject to a master netting arrangement or similar arrangement	$—	$—	$—

Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—

Total derivatives	—	—	—

Securities borrowings on loan subject to a master netting arrangement or similar arrangement	7,247,360	—	7,247,360

Total	$7,247,360	$—	$7,247,360

	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
State Street Global Markets	$7,247,360	$(7,098,863)	$—	$148,497

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Core Equity Fund
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Assets:
Description
Derivatives:
Total derivatives, subject to a master netting arrangement or similar arrangement	$—	$—	$—

Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—

Total derivatives	—	—	—

Repurchase Agreements subject to a master netting arrangement or similar arrangement	2,445,000	—	2,445,000

Total	$2,445,000	$—	$2,445,000

	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Assets in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Received@	Net Amount#
State Street Bank and Trust Co.	$2,445,000	$(2,445,000)	$—	$—

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Liabilities:
Description
Derivatives:
Total derivatives, subject to a master netting arrangement or similar arrangement	$—	$—	$—

Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—

Total derivatives	—	—	—

Securities borrowings on loan subject to a master netting arrangement or similar arrangement	16,435,574	—	16,435,574

Total	$16,435,574	$—	$16,435,574

	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
State Street Global Markets	$16,435,574	$(16,063,771)	$—	$371,803

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Dividend Value Fund
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities

Assets:
Description
Derivatives:
Total derivatives, subject to a master netting arrangement or similar arrangement	$—	$—	$—

Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—

Total derivatives	—	—	—

Repurchase Agreements subject to a master netting arrangement or similar arrangement	3,676,000	—	3,676,000

Total	$3,676,000	$—	$3,676,000

	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Assets in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Received@	Net Amount#

State Street Bank and Trust Co.	$3,676,000	$(3,676,000)	$—	$—

	Dynamic Allocation Fund
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Liabilities:
Description
Derivatives:
Equity contracts
Over the counter	$—	$—	$—
Exchange traded	10,269	—	10,269
Centrally cleared	—	—	—

Total derivatives, subject to a master netting arrangement or similar arrangement	10,269	—	10,269

Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—

Total derivatives	$10,269	$—	$10,269

	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
Goldman Sachs & Co.*	$10,269	$—	$(10,269)	$—

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.
*	Exchange Traded Futures — Goldman Sachs & Co. as Futures Commission Merchant

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Emerging Economies Fund
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Liabilities:
Description
Derivatives:
Total derivatives, subject to a master netting arrangement or similar arrangement	$—	$—	$—

Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—

Total derivatives	—	—	—

Securities borrowings on loan subject to a master netting arrangement or similar arrangement	21,285,185	—	21,285,185

Total	$21,285,185	$—	$21,285,185

	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
State Street Global Markets	$21,285,185	$(20,189,996)	$—	$1,095,189

	Foreign Value Fund
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities

Liabilities:
Description
Derivatives:
Total derivatives, subject to a master netting arrangement or similar arrangement	$—	$—	$—

Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—

Total derivatives	—	—	—

Securities borrowings on loan subject to a master netting arrangement or similar arrangement	53,941,750	—	53,941,750

Total	$53,941,750	$—	$53,941,750

	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
State Street Global Markets	$53,941,750	$(51,537,330)	$—	$2,404,420

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Global Social Awareness Fund

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities

Liabilities:
Description
Derivatives:
Total derivatives, subject to a master netting arrangement or similar arrangement	$—	$—	$—

Total derivatives, not subject to a master netting arrangement or similar arrangement	400	—	400

Total derivatives	400	—	400

Securities borrowings on loan subject to a master netting arrangement or similar arrangement	8,735,188	—	8,735,188

Total	$8,735,588	$—	$8,735,588

	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
State Street Global Markets	$8,735,188	$(8,516,479)	$—	$218,708

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Global Strategy Fund
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities

Assets:
Description
Derivatives:
Foreign Exchange Contracts
Over the Counter	$2,058,239	$—	$2,058,239
Exchange traded	—	—	—
Centrally cleared	—	—	—

Total derivatives, subject to a master netting arrangement or similar arrangement	2,058,239	—	2,058,239

Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—

Total derivatives	$2,058,239	$—	$2,058,239

	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Assets in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Received@	Net Amount#

Barclays Investments, Inc.	$367,810	$(270,379)	$—	$97,431
Citibank N.A	286,430	(272,175)	—	14,255
Deutsche Bank AG	539,898	(539,898)	—	—
Goldman Sachs International	46,054	(28,102)	—	17,952
HSBC Bank PLC	273,556	(92,080)	—	181,476
JPMorgan Chase & Co	532,045	(330,770)	—	201,275
Morgan Stanley & Co., Inc	12,446	(12,446)	—	—

	$2,058,239	$(1,545,850)	$—	$512,389

@	For each respective counterparty, the collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Global Strategy Fund (continued)

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities

Liabilities:
Description
Derivatives:
Equity contracts
Over the counter	$2,358,727	$—	$2,358,727
Exchange traded	—	—	—
Centrally cleared	—	—	—

Total derivatives, subject to a master netting arrangement or similar arrangement	2,358,727	—	2,358,727

Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—

Total derivatives	2,358,727	—	2,358,727

Securities borrowings on loan subject to a master netting arrangement or similar arrangement	21,540,367	—	21,540,367

Total	$23,899,094	$—	$23,899,094

	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Received@	Net Amount#
Barclays Investments, Inc	$270,378	$(270,379)	$—	$—
Citibank N.A	272,175	(272,175)	—	—
Deutsche Bank AG	797,552	(539,898)	—	257,654
Goldman Sachs International	28,102	(28,102)	—	—
HSBC Bank PLC	92,080	(92,080)	—	—
JPMorgan Chase & Co	330,770	(330,770)	—	—
Morgan Stanley & Co., Inc	240,170	(12,446)	—	227,724
State Street Global Markets	21,540,367	(20,947,109)	—	593,258
UBS AG	327,500	—	—	327,500

	$23,899,094	$(22,498,893)	$—	$1,400,202

@	For each respective counterparty, the collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Government Securities Fund
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Assets:
Description
Derivatives:
Total derivatives, subject to a master netting arrangement or similar arrangement	$—	$—	$—

Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—

Total derivatives	—	—	—

Repurchase Agreements subject to a master netting arrangement or similar arrangement	9,583,000	—	9,583,000

Total	$9,583,000	$—	$9,583,000

	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Assets in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Received@	Net Amount#
State Street Bank and Trust Co.	$9,583,000	$(9,583,000)	$—	$—

	Growth Fund
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Liabilities:
Description
Derivatives:
Total derivatives, subject to a master netting arrangement or similar arrangement	$—	$—	$—

Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—

Total derivatives	—	—	—

Securities borrowings on loan subject to a master netting arrangement or similar arrangement	63,337,380	—	63,337,380

Total	$63,337,380	$—	$63,337,380

	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
State Street Global Markets	$63,337,380	$(61,968,120)	$—	$1,369,260

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Growth & Income Fund
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Liabilities:
Description
Derivatives:
Equity contracts
Over the counter	$—	$—	$—
Exchange traded	425	—	425
Centrally cleared	—	—	—

Total derivatives, subject to a master netting arrangement or similar arrangement	425	—	425

Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—

Total derivatives	425	—	425

Securities borrowings on loan subject to a master netting arrangement or similar arrangement	4,735,624	—	4,735,624

Total	$4,736,049	$—	$4,736,049

	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
Goldman Sachs & Co.*	$425	$—	$(425)	$—
State Street Global Markets	4,735,624	(4,607,093)	—	128,531

	$4,736,049	$(4,607,093)	$(425)	$128,531

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.
*	Exchange Traded Futures — Goldman Sachs & Co. as Futures Commission Merchant

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Health Sciences Fund
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Assets:
Description
Derivatives:
Equity contracts
Over the counter	$—	$—	$—
Exchange traded	980	—	980
Centrally cleared	—	—	—

Total derivatives, subject to a master netting arrangement or similar arrangement	980	—	980

Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—

Total derivatives	$980	$—	$980

	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Assets in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Received@	Net Amount#
Morgan Stanley & Co. LLC	$980	$—	$—	$980

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Liabilities:
Description
Derivatives:
Equity contracts
Over the counter	$292,740	$—	$292,740
Exchange traded	—	—	—
Centrally cleared	—	—	—

Total derivatives, subject to a master netting arrangement or similar arrangement	292,740	—	292,740

Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—

Total derivatives	$292,740	$—	$292,740

	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
Citigroup Global Markets, Inc.	$204,925	$—	$—	$204,925
JPMorgan Clearing Corp.	4,560	—	—	4,560
Merrill Lynch Pierce Fenner & Smith	6,326	—	—	6,326
Morgan Stanley & Co. LLC	76,929	—	—	76,929

	$292,740	$—	$—	$292,740

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	International Equities Fund
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Assets:
Description
Derivatives:
Total derivatives, subject to a master netting arrangement or similar arrangement	$—	$—	$—

Total derivatives, not subject to a master netting arrangement or similar arrangement	2,500	—	2,500

Total derivatives	$2,500	$—	$2,500

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Liabilities:
Description
Derivatives:
Total derivatives, subject to a master netting arrangement or similar arrangement	$ —	$—	$—

Total derivatives, not subject to a master netting arrangement or similar arrangement	65,982	—	65,982

Total derivatives	65,982	—	65,982

Securities borrowings on loan subject to a master netting arrangement or similar arrangement	39,502,304	—	39,502,304

Total	$39,568,286	$—	$39,568,286

	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
State Street Global Markets	$39,502,304	$(37,396,689)	$—	$2,105,615

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	International Growth Fund
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Liabilities:
Description
Derivatives:
Total derivatives, subject to a master netting arrangement or similar arrangement	$—	$—	$—

Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—

Total derivatives	—	—	—

Securities borrowings on loan subject to a master netting arrangement or similar arrangement	27,851,193	—	27,851,193

Total	$27,851,193	$—	$27,851,193

	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
State Street Global Markets	$27,851,193	$(26,735,490)	$—	$1,115,703

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Large Cap Core Fund
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Assets:
Description
Derivatives:
Total derivatives, subject to a master netting arrangement or similar arrangement	$—	$—	$—

Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—

Total derivatives	—	—	—

Repurchase Agreements subject to a master netting arrangement or similar arrangement	2,702,000	—	2,702,000

Total	$2,702,000	$—	$2,702,000

	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Assets in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Received@	Net Amount#
State Street Bank and Trust Co.	$2,702,000	$(2,702,000)	$—	$—

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Liabilities:
Description
Derivatives:
Total derivatives, subject to a master netting arrangement or similar arrangement	$—	$—	$—

Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—

Total derivatives	—	—	—

Securities borrowings on loan subject to a master netting arrangement or similar arrangement	6,018,450	—	6,018,450

Total	$6,018,450	$—	$6,018,450

	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
State Street Global Markets	$6,018,450	$(5,880,126)	$—	$138,324

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Large Capital Growth Fund
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Liabilities:
Description
Derivatives:
Total derivatives, subject to a master netting arrangement or similar arrangement	$—	$—	$—

Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—

Total derivatives	—	—	—

Securities borrowings on loan subject to a master netting arrangement or similar arrangement	16,797,488	—	16,797,488

Total	$16,797,488	$—	$16,797,488

	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
State Street Global Markets	$16,797,488	$(16,392,740)	$—	$404,748

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Mid Cap Index Fund
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Assets:
Description
Derivatives:
Total derivatives, subject to a master netting arrangement or similar arrangement	$—	$—	$—

Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—

Total derivatives	—	—	—

Repurchase Agreements subject to a master netting arrangement or similar arrangement	10,687,000	—	10,687,000

Total	$10,687,000	$—	$10,687,000

	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Assets in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Received@	Net Amount#
State Street Bank and Trust Co.	$10,687,000	$(10,687,000)	$—	$—

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Liabilities:
Description
Derivatives:
Equity contracts
Over the counter	$—	$—	$—
Exchange traded	188,340		188,340
Centrally cleared	—	—	—

Total derivatives, subject to a master netting arrangement or similar arrangement	188,340	—	188,340

Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—

Total derivatives	188,340	—	188,340

Securities borrowings on loan subject to a master netting arrangement or similar arrangement	309,388,283	—	309,388,283

Total	$309,576,623	$—	$309,576,623

	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
Citigroup Global Markets, Inc.*	$188,340	$(188,340)	$—	$—
State Street Global Markets	309,388,283	(302,255,323)	—	7,132,960

	$309,576,623	$(302,443,663)	$—	$7,132,960

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.
*	Exchange Traded Futures — Citigroup Global Markets, Inc. as Futures Commission Merchant

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Mid Cap Strategic Growth Fund
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Liabilities:
Description
Derivatives:
Total derivatives, subject to a master netting arrangement or similar arrangement	$—	$—	$—

Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—

Total derivatives	—	—	—

Securities borrowings on loan subject to a master netting arrangement or similar arrangement	40,060,047	—	40,060,047

Total	$40,060,047	$—	$40,060,047

	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
State Street Global Markets	$40,060,047	$(38,961,639)	$—	$1,098,408

	Money Market I Fund
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Assets:
Description
Derivatives:
Total derivatives, subject to a master netting arrangement or similar arrangement	$—	$—	$—
Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—

Total derivatives	—	—	—

Repurchase Agreements subject to a master netting arrangement or similar arrangement	7,547,000	—	7,547,000

Total	$7,547,000	$—	$7,547,000

	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Assets in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Received@	Net Amount#
State Street Bank and Trust Co.	$7,547,000	$(7,547,000)	$—	$—

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Nasdaq-100® Index Fund
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Assets:
Description
Derivatives:
Equity contracts
Over the counter	$—	$—	$—
Exchange traded	27,740	—	27,740
Centrally cleared	—	—	—

Total derivatives, subject to a master netting arrangement or similar arrangement	27,740	—	27,740

Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—

Total derivatives	27,740	—	27,740

Repurchase Agreements subject to a master netting arrangement or similar arrangement	3,129,000	—	3,129,000

Total	$3,156,740	$—	$3,156,740

	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Assets in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Received@	Net Amount#
Citigroup Global Markets, Inc.*	27,740	(27,740)	—	—
State Street Bank and Trust Co.	3,129,000	(3,129,000)	—	—

	$3,156,740	$(3,156,740)	$—	$—

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Liabilities:
Description
Derivatives:
Total derivatives, subject to a master netting arrangement or similar arrangement	$—	$—	$—

Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—

Total derivatives	—	—	—

Securities borrowings on loan subject to a master netting arrangement or similar arrangement	8,272,875	—	8,272,875

Total	$8,272,875	$—	$8,272,875

	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
State Street Global Markets	$8,272,875	$(8,089,003)	$—	$183,872

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.
*	Exchange Traded Futures — Citigroup Global Markets, Inc. as Futures Commission Merchant

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Science & Technology Fund
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Assets:
Description
Derivatives:
Total derivatives, subject to a master netting arrangement or similar arrangement	$—	$—	$—

Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—

Total derivatives	—	—	—

Repurchase Agreements subject to a master netting arrangement or similar arrangement	8,023,000	—	8,023,000

Total	$8,023,000	$—	$8,023,000

	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Assets in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Received@	Net Amount#
State Street Bank and Trust Co.	$8,023,000	$(8,023,000)	$—	$—

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Liabilities:
Description
Derivatives:
Total derivatives, subject to a master netting arrangement or similar arrangement	$—	$—	$—

Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—

Total derivatives	—	—	—

Securities borrowings on loan subject to a master netting arrangement or similar arrangement	63,996,576	—	63,996,576

Total	$63,996,576	$—	$63,996,576

	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
State Street Global Markets	$63,996,576	$(62,524,601)	$—	$1,471,975

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Small Cap Aggressive Fund
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Assets:
Description
Derivatives:
Total derivatives, subject to a master netting arrangement or similar arrangement	$—	$—	$—

Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—

Total derivatives	—	—	—

Repurchase Agreements subject to a master netting arrangement or similar arrangement	1,576,000	—	1,576,000

Total	$1,576,000	$—	$1,576,000

	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Assets in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Received@	Net Amount#
State Street Bank and Trust Co.	$1,576,000	$(1,576,000)	$—	$—

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Liabilities:
Description
Derivatives:
Total derivatives, subject to a master netting arrangement or similar arrangement	$—	$—	$—

Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—

Total derivatives	—	—	—

Securities borrowings on loan subject to a master netting arrangement or similar arrangement	7,568,058	—	7,568,058

Total	$7,568,058	$—	$7,568,058

.	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
State Street Global Markets	$7,568,058	$(7,402,621)	$—	$165,437

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Small Cap Fund
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Liabilities:
Description
Derivatives:
Total derivatives, subject to a master netting arrangement or similar arrangement	$—	$—	$—

Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—

Total derivatives	—	—	—

Securities borrowings on loan subject to a master netting arrangement or similar arrangement	51,691,305	—	51,691,305

Total	$51,691,305	$—	$51,691,305

	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
State Street Global Markets	$51,691,305	$(50,471,337)	$—	$1,219,968

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Small Cap Index Fund
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Assets:
Description
Derivatives:
Equity contracts
Over the counter	$—	$—	$—
Exchange traded	33,720	—	33,720
Centrally cleared	—	—	—

Total derivatives, subject to a master netting arrangement or similar arrangement	33,720	—	33,720

Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—

Total derivatives	33,720	—	33,720

Repurchase Agreements subject to a master netting arrangement or similar arrangement	11,449,000	—	11,449,000

Total	$11,482,720	$—	$11,482,720

	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Assets in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Received@	Net Amount#
Citigroup Global Markets, Inc.*	$33,720	$(33,720)	$—	$—
State Street Bank and Trust Co.	11,449,000	(11,449,000)	—	—

	$11,482,720	$(11,482,720)	$—	$—

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Liabilities:
Description
Derivatives:
Total derivatives, subject to a master netting arrangement or similar arrangement	$—	$—	$—

Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—

Total derivatives	—	—	—

Securities borrowings on loan subject to a master netting arrangement or similar arrangement	124,974,628	—	124,974,628

Total	$124,974,628	$—	$124,974,628

	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
State Street Global Markets	$124,974,628	$(121,919,250)	$—	$3,055,378

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.
*	Exchange Traded Futures — Citigroup Global Markets, Inc. as Futures Commission Merchant

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Small Cap Special Values Fund
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Liabilities:
Description
Derivatives:
Total derivatives, subject to a master netting arrangement or similar arrangement	$—	$—	$—

Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—

Total derivatives	—	—	—

Securities borrowings on loan subject to a master netting arrangement or similar arrangement	32,973,687	—	32,973,687

Total	$32,973,687	$—	$32,973,687

	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
State Street Global Markets	$32,973,687	$(32,191,983)	$—	$781,704

	Small-Mid Growth Fund

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Liabilities:
Description
Derivatives:
Total derivatives, subject to a master netting arrangement or similar arrangement	$—	$—	$—

Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—

Total derivatives	—	—	—

Securities borrowings on loan subject to a master netting arrangement or similar arrangement	14,681,748	—	14,681,748

Total	$14,681,748	$—	$14,681,748

	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
State Street Global Markets	$14,681,748	$(14,325,614)	$—	$356,134

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Stock Index Fund
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Assets:
Description
Derivatives:
Total derivatives, subject to a master netting arrangement or similar arrangement	$—	$—	$—

Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—

Total derivatives	—	—	—

Repurchase Agreements subject to a master netting arrangement or similar arrangement	10,025,000	—	10,025,000

Total	$10,025,000	$—	$10,025,000

	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Assets in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Received@	Net Amount#
State Street Bank and Trust Co.	$10,025,000	$(10,025,000)	$—	$—

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Liabilities:
Description
Derivatives:
Equity contracts
Over the counter	$—	$—	$—
Exchange traded	8,930	—	8,930
Centrally cleared	—	—	—

Total derivatives, subject to a master netting arrangement or similar arrangement	8,930	—	8,930

Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—

Total derivatives	8,930	—	8,930

Securities borrowings on loan subject to a master netting arrangement or similar arrangement	195,620,256	—	195,620,256

Total	$195,629,186	$—	$195,629,186

	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
Citigroup Global Markets, Inc.*	$8,930	$(8,930)	$—	$—
State Street Global Markets	195,620,256	(190,883,879)	—	4,736,377

	$195,629,186	$(190,892,809)	$—	$4,736,377

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.
*	Exchange Traded Futures — Citigroup Global Markets, Inc. as Futures Commission Merchant

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Value Fund
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Assets:
Description
Derivatives:
Total derivatives, subject to a master netting arrangement or similar arrangement	$—	$—	$—

Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—

Total derivatives	—	—	—

Repurchase Agreements subject to a master netting arrangement or similar arrangement	1,280,000	—	1,280,000

Total	$1,280,000	$—	$1,280,000

	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Assets in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Received@	Net Amount#
State Street Bank and Trust Co.	$1,280,000	$(1,280,000)	$—	$—

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

Inflation-Indexed Bonds: Certain Funds may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation- indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statement of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statement of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

Repurchase Agreements: The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Fund’s custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

As of November 30, 2013, the following funds held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

Fund	Percentage Ownership	Principal Amount
Dividend Value	1.99%	$3,676,000
Mid Cap Index	5.79%	10,687,000
Money Market I	4.09%	7,547,000
Nasdaq-100® Index	1.69%	3,129,000
Small Cap Index	6.20%	11,449,000
Stock Index	5.43%	10,025,000

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

State Street Bank & Trust Co., dated November 29, 2013, bearing interest at a rate of 0.00% per annum, with a principal amount of $184,677,000, a repurchase price of $184,677,000, and a maturity date of December 2, 2013. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	0.63%	7/15/2016	$380,000	$382,576
U.S. Treasury Notes	2.13%	12/31/2015	179,635,000	187,990,183

Mortgage-Backed Dollar Rolls: During the six months ended November 30, 2013, the Asset Allocation Fund and Capital Conservation entered into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Fund’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Asset Allocation Fund had TBA Rolls outstanding at period end, which are included in receivable for investments sold and payable for investments purchased in the Statement of Assets and Liabilities. Dollar roll transactions involve the risk that the market value of the securities held by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the transaction costs. For the six months ended November 30, 2013, the Asset Allocation Fund and Capital Conservation Fund had realized gains (losses) from mortgage-backed dollar rolls of $(10,526) and $21,126 respectively.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates and realized gains and losses on forward foreign currency contracts.

Investment Securities Loaned: To realize additional income, a Fund, except for the Money Market I Fund, may lend portfolio securities with a value of up to 33 1/3% of its total assets. Securities lending arrangements are generally governed by master securities lending authorization agreements which typically provide the Custodian with the right to make loans of the Fund’s available securities to an approved list of borrowers. These master securities lending agreements are considered to be Master Agreements as discussed in the Notes to the Financial Statements. Loans made pursuant to these agreements will be continuously secured by collateral in an amount at least equal to the market value of the securities loaned. Such collateral will be cash, U.S. government securities, or other collateral as deemed appropriate. The Fund may use the cash collateral received to invest in short-term investments. The description of the short-term investments made with cash collateral from securities lending is included in the applicable Fund’s Portfolio of Investments. Loans by a Fund will only be made to broker-dealers deemed by the Custodian to be creditworthy and will not be made unless, in the judgment of VALIC, the consideration to be earned from such loans would justify the risk. It is the Series’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily more or less than the value of the securities on loan. Each Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower, less expenses associated with the loan. In the event of a borrower default, including if the borrower fails to maintain the requisite amount of collateral, the Custodian will terminate all outstanding loans to that particular borrower and the lending Fund is permitted to use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. The risks in lending fund securities, as with other extensions of secured credit, include possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially as well as risk of loss in the value of collateral or the value of the investments made with the collateral. Income and fees are recorded in the Statement of Operations as Securities lending income.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.

Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations. For the Dynamic Allocation Fund, distributions from income from the underlying Funds, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from the underlying Funds, if any, are recorded to realized gains on the ex-dividend date.

Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by the Fund.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Distributions received from Real Estate Investment Trusts (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

Expenses common to all Funds, not directly related to individual Funds are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. For the Dynamic Allocation Fund, the expenses included in the accompanying financial statements reflect the expenses of the Dynamic Allocation Fund and do not include any expenses associated with the underlying Funds.

Dividends from net investment income, if any, are paid annually, except for the Money Market I Fund, which declares daily and pays monthly. Distributions from net realized capital gains, if any, are paid annually.

The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that each Fund will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2009 — 2011 or expected to be taken in each Fund’s 2012 tax return. The Funds are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2009.

Organization and Offering Costs: Organizational costs incurred in connection with the commencement of the Dynamic Allocation Fund are expensed, while offering costs are reflected as “Deferred offering costs” in the Statement of Assets and Liabilities of the Fund, and amortized over a 12-month period.

New Accounting Pronouncements

In December 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-11, “Disclosures about Offsetting Assets and Liabilities”, which was subsequently clarified in ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” which was issued in January 2013. The amended Standard requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The new and revised disclosures are effective for annual reporting periods beginning after January 1, 2013. All required changes to accounting policies have been made in accordance with ASU No. 2011-11 and 2013-01.

Note 3 — Advisory Fees and Other Transactions with Affiliates

VALIC, an indirect wholly owned subsidiary of AIG, serves as investment adviser to VC I. Certain officers and directors of VC I are officers and directors of VALIC or affiliates of VALIC.

VALIC receives from VC I a monthly fee based on each fund’s average daily net asset value at the following annual rates.

International Equities Fund	0.35% on the first $500 million
0.25% on the next $500 million
0.24% on assets over $1 billion
Mid Cap Index Fund	0.35% on the first $500 million
Small Cap Index Fund	0.25% on the next $2.5 billion
Stock Index Fund	0.20% on the next $2 billion
0.15% on assets over $5 billion
Blue Chip Growth Fund	0.75% on the first $250 million
0.725% on the next $250 million
0.70% on assets over $500 million
Core Equity Fund	0.80% on the first $250 million
0.75% on the next $250 million
0.70% on the next $500 million
0.65% on assets over $1 billion

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Growth & Income Fund	0.75% on the first $500 million
0.725% on assets over $500 million
Science & Technology Fund	0.90% on first $500 million
0.85% on assets over $500 million
Small Cap Fund	0.90% on the first $250 million
0.85% on the next $250 million
0.80% on the next $500 million
0.75% on assets over $1 billion
Health Sciences Fund	1.00% on first $500 million
0.95% on assets over $500 million
Inflation Protected Fund	0.50% on the first $250 million
0.45% on the next $250 million
0.40% on assets over $500 million
International Growth Fund	0.95% on the first $250 million
0.90% on the next $250 million
0.85% on the next $500 million
0.80% on assets over $1 billion
Large Capital Growth Fund	0.64% on the first $750 million
0.59% on assets over $750 million
Mid Cap Strategic Growth Fund	0.70% on the first $250 million
0.65% on the next $250 million
0.60% on assets over $500 million
Asset Allocation Fund	0.50% on first $300 million
0.475% on next $200 million
0.45% on assets over $500 million
Global Social Awareness Fund	0.50% on first $500 million
0.475% on next $500 million
0.45% on assets over $1 billion
Global Strategy Fund	0.50% on the first $500 million
0.46% on assets over $500 million
Capital Conservation Fund	0.50% on the first $250 million
Government Securities Fund	0.45% on the next $250 million
International Government Bond Fund	0.40% on the next $500 million
0.35% on assets over $1 billion
Money Market I Fund	0.40%
Nasdaq-100® Index Fund	0.40% on the first $250 million
0.38% on the next $250 million
0.36% on assets over $500 million
Dividend Value Fund	0.75% on the first $250 million
0.72% on the next $250 million
0.67% on the next $500 million
0.62% on assets over $1 billion
Value Fund	0.78% on the first $250 million
0.73% on the next $250 million
0.68% on the next $500 million
0.63% on assets over $1 billion
Broad Cap Value Income Fund	0.70% on the first $250 million
Large Cap Core Fund	0.65% on the next $250 million
0.60% on the next $500 million
0.55% on assets over $1 billion
Foreign Value Fund	0.73% on the first $250 million
0.68% on the next $250 million
0.63% on the next $500 million
0.58% on assets over $1 billion

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Emerging Economies Fund	0.81% on the first $250 million
0.76% on the next $250 million
0.71% on the next $500 million
0.66% on assets over $1 billion
Small Cap Aggressive Growth Fund	0.85% on the first $250 million
Small-Mid Growth Fund	0.75% on assets over $250 million
Small Cap Special Values Fund	0.75% on the first $500 million
0.70% on assets over $500 million
Growth Fund	0.73% on the first $500 million
0.67% on the next $500 million
0.64% on the next $500 million
0.61% on assets over $1.5 billion
Global Real Estate Fund	0.75% on the first $250 million
0.70% on the next $250 million
0.65% on assets over $500 million
Dynamic Allocation Fund	0.25% on the first $1 billion
0.22% on the next $1 billion
0.20% on assets over $2 billion

VALIC contractually agreed to waive fees and/or reimburse expenses, if necessary, at or below the following percentages of each Fund’s average net assets through September 30, 2014. For the purposes of the waived fee and/or reimbursed expense calculations, annual fund operating expenses shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. The contractual expense waivers and fee reimbursements will continue indefinitely, subject to termination by the Board, including a majority of the Directors who are not deemed to be interested persons of the Series or VALIC as defined by Section 2(a)(19) of the 1940 Act (“the Disinterested Directors”).

Fund	Maximum Expense Limitation
Blue Chip Growth	0.85%
Broad Cap Value Income	0.85%
Core Equity	0.80%
Dividend Value	0.82%
Dynamic Allocation	0.32%
Global Real Estate	0.95%
Government Securities	0.67%
Growth	0.81%
Growth & Income	0.85%
Inflation Protected	0.65%
International Growth	1.01%
Large Cap Core	0.85%
Large Capital Growth	0.80%
Mid Cap Strategic Growth	0.85%
Money Market I	0.55%
Nasdaq-100® Index	0.53%
Small Cap Aggressive Growth	0.99%
Small Cap	0.93%
Small Cap Special Values	0.90%
Small-Mid Growth	1.00%
Value	0.85%

Any contractual waivers and/or reimbursements made by VALIC with respect to the Dynamic Allocation Fund are subject to recoupment from the Fund within two years after the occurrence of the waiver and/or reimbursement, provided that the Fund is able to effect such payment to VALIC and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made.

For the period ended November 30, 2013, pursuant to the contractual expense limitations in the previous table, VALIC has reimbursed expenses as follows:

Fund	Amount
Broad Cap Value Income	$23,613
Core Equity	165,240
Dividend Value	31,016

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Fund	Amount
Dynamic Allocation	$24,628
Growth	23,536
Growth & Income	41,646
International Growth	213,600
Nasdaq-100® Index	36,136
Small Cap Aggressive Growth	17,344
Small Cap	170,639
Small-Mid Growth	20,291
Value	46,526

VALIC may also voluntarily waive fees and/or reimburse expenses, including to avoid a negative yield on the Money Market I Fund. The voluntary waivers and/or reimbursements may be terminated at any time at the option of VALIC. The exact amount of the voluntary waivers and/or reimbursements may change on a day-to-day basis. There is no guarantee that the Money Market I Fund will be able to avoid a negative yield. For the six months ended November 30, 2013, VALIC voluntarily waived $666,948 of expenses for the Money Market I Fund.

At November 30, 2013, expenses previously waived and/or reimbursed by VALIC that are subject to recoupment and expire during the time period indicated are as follows:

	Expenses Reimbursed
Fund	May 31, 2015	November 30, 2015
Dynamic Allocation	$53,576	$24,628

VALIC has entered into sub-advisory agreements with the following:

AllianceBernstein L.P. (“AllianceBernstein”)—subadviser for a portion of the Dynamic Allocation Fund.

Allianz Global Investors U.S. LLC (“AGI US”)—subadviser for a portion of the Mid Cap Strategic Growth Fund and a portion of the Science & Technology Fund.

American Century Investment Management, Inc. (“American Century”)—subadviser for the Growth Fund and a portion of the International Growth Fund.

Barrow, Hanley, Mewhinney & Strauss, LLC—subadviser for the Broad Cap Value Income Fund.

BlackRock Investment Management, LLC (“BlackRock”)—subadviser for the Core Equity Fund and a portion of the Dividend Value Fund.

Bridgeway Capital Management, Inc.—subadviser for a portion of the Small Cap Fund.

Columbia Management Investment Advisers, LLC (“Columbia”)—subadviser for the Large Cap Core Fund.

Dreman Value Management, LLC—subadviser for a portion of the Small Cap Special Values Fund.

Franklin Advisers, Inc.—subadviser for a portion of the Global Strategy Fund.

Goldman Sachs Asset Management, L.P.@—subadviser for the Small-Mid Growth Fund and a portion of the Global Real Estate Fund.

Invesco Advisers, Inc. (“Invesco”)—subadviser for a portion of the International Growth Fund, a portion of the Global Real Estate Fund, and a portion of the Small Cap Fund.

J.P. Morgan Investment Management, Inc. (“JPMIM”)†#—subadviser for the Emerging Economies Fund, Growth & Income Fund and Government Securities Fund.

Massachusetts Financial Services Company (“MFS”)*—subadviser for the Large Capital Growth Fund and a portion of the International Growth Fund.

Morgan Stanley Investment Management, Inc.—subadviser for a portion of the Mid Cap Strategic Growth Fund.

PineBridge Investments, LLC (“PineBridge”)—subadviser for the Asset Allocation Fund, Capital Conservation Fund, Global Social Awareness Fund, Inflation Protected Fund, International Equities Fund, and International Government Bond Fund.

RS Investment Management Co. LLC (“RS Investments”)—subadviser for the Small Cap Aggressive Growth Fund

SunAmerica Asset Management Corp. (“SunAmerica”)—subadviser for the Money Market I Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund, Stock Index Fund, a portion of the Dividend Value Fund, and a portion of the Dynamic Allocation Fund.

T. Rowe Price Associates, Inc.—subadviser for the Blue Chip Growth Fund, Health Sciences Fund, a portion of the Science & Technology Fund and a portion of the Small Cap Fund.

Templeton Global Advisors, Ltd.—subadviser for the Foreign Value Fund.

Templeton Investment Counsel, LLC—subadviser for a portion of the Global Strategy Fund.

Wellington Management Company, LLP—subadviser for the Value Fund and a portion of the Science & Technology Fund.

Wells Capital Management, Inc.—subadviser for a portion of the Small Cap Special Values Fund.

†	Effective September 16, 2013, JPMIM replaced SunAmerica as subadviser of the Growth & Income Fund.
*	Effective September 16, 2013, MFS replaced Invesco and SunAmerica as subadviser for the Large Capital Growth Fund.
@	Effective August 19, 2013, Goldman Sachs Asset Management, L.P. replaced Wells Capital Management, Inc. and Century Capital Management, LLC as subadviser of the Small-Mid Growth Fund.
#	Effective August 5, 2013, JPMIM assumed responsibility for 100% of the Government Securities Fund.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

VC I, on behalf of each Fund, has entered into an Administrative Services Agreement with SunAmerica (“Administrator”), an affiliate of the Adviser. SunAmerica receives from each Fund, other than the “fund-of-funds component” of the Dynamic Allocation Fund, an annual fee of 0.06% based upon each Fund’s average daily net assets, plus the following Accounting Basis Point Fee†: 0.75% on the first $75 billion; 0.60% on the next $25 billion; and 0.50% in excess of $100 billion. Pursuant to the Administrative Services Agreement, SunAmerica provides administrative services to the Board, regulatory reporting, internal legal and compliance services, fund accounting and related portfolio accounting services, all necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Funds and other services. Without limiting the generality of the foregoing, the Administrator (or its appointed service provider): assists with the preparation of prospectuses, statements of additional information, registration statements, and proxy materials; develops and prepares communications to shareholders, including the annual and semi-annual reports to shareholders; coordinates and supervises the preparation and filing of Fund tax returns; assists with the design, development, and operation of the Funds; prepares the Funds’ financial statements; determines the net asset value of the Funds’ shares; supervises the Funds’ transfer agent with respect to the payment of dividends and other distributions to shareholders; and calculates performance data of the Funds. During the period ended November 30, 2013, VC I expensed $6,819,754 for administrative services.

VC I, on behalf of each Fund has entered into a Transfer Agency and Services Agreement with VALIC. Under this agreement, VALIC provides services which include the issuance and redemption of shares, payment of dividends between the Series and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. For the period ended November 30, 2013, the Series expensed $61,415 in transfer agency and services fees.

On January 23, 2001, the Board of Directors ratified a Deferred Compensation Plan for its independent directors who are not officers, directors, or employees of VALIC, or an affiliate of VALIC. The effective date of the plan was January 1, 2001. The first deferral of compensation was made in March 2001. Under the deferred compensation plan, directors may elect to defer all or a portion of their compensation. Amounts deferred may be invested in up to three different investment options that are specified in the plan as selected by the directors. For the period ended November 30, 2013, certain directors of VC I have deferred $6,082 of director compensation.

At November 30, 2013, VALIC, through their insurance company separate accounts, owned over five percent of the outstanding shares of the following Funds:

Fund	VALIC
Asset Allocation . . . . . . . . . . . . .	100.00%
Blue Chip Growth . . . . . . . . . . . .	99.98%
Broad Cap Value Income . . . . . . .	100.00%
Capital Conservation . . . . . . . . . .	100.00%
Core Equity . . . . . . . . . . . . . . . . .	100.00%
Dividend Value . . . . . . . . . . . . . .	99.99%
Dynamic Allocation . . . . . . . . . . .	100.00%
Emerging Economies . . . . . . . . . .	100.00%
Foreign Value . . . . . . . . . . . . . . .	100.00%
Global Real Estate . . . . . . . . . . . .	100.00%
Global Social Awareness . . . . . . .	100.00%
Global Strategy . . . . . . . . . . . . . .	100.00%
Government Securities . . . . . . . . .	98.69%
Growth . . . . . . . . . . . . . . . . . . . .	100.00%
Growth & Income . . . . . . . . . . . .	96.97%
Health Sciences . . . . . . . . . . . . .	99.97%
Inflation Protected . . . . . . . . . . . .	100.00%
International Equities . . . . . . . . . .	99.60%
International Government Bond . .	100.00%
International Growth . . . . . . . . . .	100.00%
Large Cap Core . . . . . . . . . . . . . .	100.00%
Large Capital Growth . . . . . . . . . .	100.00%
Mid Cap Index . . . . . . . . . . . . . .	99.44%
Mid Cap Strategic Growth . . . . . .	100.00%
Money Market I . . . . . . . . . . . . . .	94.94%
Nasdaq-100® Index . . . . . . . . . .	97.84%
Science & Technology . . . . . . . . .	99.78%
Small Cap Aggressive Growth . . .	100.00%
Small Cap . . . . . . . . . . . . . . . . . .	100.00%
Small Cap Index . . . . . . . . . . . . .	98.93%
Small Cap Special Values . . . . . .	100.00%
Small-Mid Growth . . . . . . . . . . . .	100.00%
Stock Index . . . . . . . . . . . . . . . . .	96.48%
Value . . . . . . . . . . . . . . . . . . . . .	100.00%

†	Accounting Basis Point Fee is calculated based upon all assets in all registered management investment companies managed and/or administered by the Administrator and VALIC, other than “funds-of-funds” and “feeder funds.” In addition, the Dynamic Allocation Fund shall pay SAAMCo an Accounting Basis Point Fee solely with respect the Overlay Component and no fee with respect to the Fund-of-Funds Component.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

As disclosed in the Portfolio of Investments, certain funds owned shares of various VCI or VALIC Co. II Funds and securities issued by AIG or an affiliate thereof. For the six months ended November 30, 2013, transactions in these securities were as follows:

Dynamic Allocation Fund

Security	Market Value at 05/31/13	Income	Capital Gain Distribution Received	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at 11/30/13
VALIC Co. I Blue Chip Growth Fund	$3,568,511	$—	$—	$3,472,824	$243,608	$38,255	$1,114,163	$7,950,145
VALIC Co. I Broad Cap Value Income Fund	3,629,052	—	—	3,472,824	366,376	65,723	679,407	7,480,630
VALIC Co. I Capital Conservation Fund	4,666,730	—	—	5,328,185	103,100	(3,658)	22,713	9,910,870
VALIC Co. I Dividend Value Fund	2,135,458	—	—	2,083,694	137,156	19,656	332,253	4,433,905
VALIC Co. I Emerging Economies Fund	1,968,745	—	—	2,348,824	44,186	(1,995)	207,847	4,479,235
VALIC Co. I Foreign Value Fund	2,101,586	—	—	2,083,694	229,720	25,361	519,253	4,500,174
VALIC Co. I Global Real Estate Fund	1,332,625	—	—	1,541,242	29,457	1,217	14,779	2,860,406
VALIC Co. I Government Securities Fund	4,654,592	—	—	4,244,654	1,737,810	(78,803)	(24,182)	7,058,451
VALIC Co. I Growth & Income Fund	2,148,938	—	—	2,083,694	100,935	14,117	425,424	4,571,238
VALIC Co. I Growth Fund	3,531,405	—	—	3,472,824	135,753	18,196	737,433	7,624,105
VALIC Co. I Inflation Protected Fund	1,312,207	—	—	1,565,426	29,457	(2,257)	(39,583)	2,806,336
VALIC Co. I International Equities Fund	2,716,150	—	—	2,778,260	92,767	7,756	533,254	5,942,653
VALIC Co. I International Government Bond Fund	656,281	—	—	764,650	14,729	(1,193)	47	1,405,056
VALIC Co. I International Growth Fund	2,055,005	—	—	2,083,694	86,689	7,636	395,367	4,455,013
VALIC Co. I Large Cap Core Fund	2,157,554	—	—	2,083,694	164,816	28,209	411,208	4,515,849
VALIC Co. I Stock Index Fund	10,688,915	—	—	10,418,474	491,690	71,370	1,977,469	22,664,538
VALIC Co. I Value Fund	3,594,601	—	—	3,472,825	213,204	33,035	482,989	7,370,246
VALIC Co. II Capital Appreciation Fund	2,119,252	—	—	2,083,695	121,463	17,389	558,995	4,657,868
VALIC Co. II Core Bond Fund	4,011,309	—	—	5,950,335	103,100	(3,295)	40,551	9,895,800
VALIC Co. II High Yield Bond Fund	679,509	—	—	734,242	14,729	274	28,501	1,427,797
VALIC Co. II Large Cap Value Fund	2,159,594	—	—	2,083,694	145,056	24,389	392,783	4,515,404
VALIC Co. II Mid Cap Growth Fund	2,119,288	—	—	2,083,695	133,213	19,722	422,682	4,512,174
VALIC Co. II Mid Cap Value Fund	2,141,128	—	—	2,083,695	167,995	26,895	417,533	4,501,256
VALIC Co. II Small Cap Growth Fund	1,460,614	—	—	1,389,130	213,093	48,309	369,872	3,054,832
VALIC Co. II Small Cap Value Fund	1,442,536	—	—	1,389,129	114,312	20,789	276,370	3,014,512
VALIC Co. II Strategic Bond Fund	670,371	—	—	2,150,398	29,457	(775)	50,264	2,840,801

	$69,721,956	$—	$—	$73,247,495	$5,263,871	$396,322	$10,347,392	$148,449,294

Stock Index Fund

Security	Market Value at 05/31/13	Income	Capital Gain Distribution Received	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at 11/30/2013
American International Group, Inc.
Common Stock	$17,778,576	$39,186	$—	$2,860	$375,193	$(10,447,310)	$12,538,092	$19,497,025

During the period, the following funds incurred brokerage commissions with brokers which are affiliates of a sub-adviser:

Affiliated Broker	Emerging Economies Fund	Growth & Income Fund	Small-Mid Growth Fund
Goldman Sachs International	$—	$—	$323
JP Morgan Clearing Corp.	5,353	3	—

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Note 4 — Purchases and Sales of Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the period ended November 30, 2013 were as follows:

Fund	Purchases of Investment Securities (Excluding U.S. Government Securities)	Sales of Investment Securities (Excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
Asset Allocation	$76,338,594	$77,008,355	$12,507,658	$14,145,389
Blue Chip Growth	74,120,181	94,697,277	—	—
Broad Cap Value Income	6,351,427	6,856,860	—	—
Capital Conservation	96,600,138	96,830,738	26,433,803	58,879,484
Core Equity	43,849,254	48,547,163	—	—
Dividend Value	177,794,877	152,903,178	—	—
Dynamic Allocation	73,247,499	5,263,872	16,164,130	2,802,303
Emerging Economies	175,631,260	207,262,761	—	—
Foreign Value	128,076,228	140,308,352	—	—
Global Real Estate	89,783,345	96,322,562	—	—
Global Social Awareness	237,159,474	162,666,619	—	—
Global Strategy	62,501,360	71,000,383	—	—
Government Securities	29,279,239	2,881,579	34,476,917	34,001,534
Growth	331,204,692	361,481,595	—	—
Growth & Income	152,480,591	146,290,808	—	—
Health Sciences	152,417,239	130,583,142	—	—
Inflation Protected	97,078,248	99,815,753	20,063,447	14,143,640
International Equities	319,617,658	348,680,492	—	—
International Government Bond	32,277,211	37,228,685	2,171,127	4,198,457
International Growth	164,171,084	211,666,713	—	—
Large Cap Core	56,749,283	65,620,793	—	—
Large Capital Growth	469,346,517	478,890,934	—	—
Mid Cap Index	139,286,484	198,050,756	—	—
Mid Cap Strategic Growth	67,984,942	75,615,168	—	—
Nasdaq-100® Index	13,266,505	15,579,873	—	—
Science & Technology	393,408,136	424,570,523	—	—
Small Cap Aggressive Growth	59,116,331	53,306,628	—	—
Small Cap	43,146,565	69,324,837	—	—
Small Cap Index	86,852,007	91,715,433	—	—
Small Cap Special Values	69,915,282	78,099,690	—	—
Small-Mid Growth	150,839,639	154,669,648	—	—
Stock Index	64,516,958	159,306,417	—	—
Value	8,605,656	10,075,247	—	—

Note 5 — Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October loss deferrals, late year ordinary loss deferrals, investments in passive foreign investment companies, deferred compensation payments, investments in regulated investment companies, investments in partnerships, inflation-linked securities, straddle loss deferrals, foreign taxes payable and derivative transactions.

The information in the following table is presented on the basis of cost for Federal Income Tax purposes at November 30, 2013.

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Asset Allocation	$155,471,030	$20,394,951	$(2,683,482)	$17,711,469
Blue Chip Growth	369,388,027	234,275,217	(1,377,045)	232,898,172
Broad Cap Value Income	35,440,025	12,462,778	(268,878)	12,193,900
Capital Conservation	205,904,717	2,719,183	(3,177,063)	(457,880)
Core Equity	217,158,881	66,156,146	(3,595,820)	62,560,326
Dividend Value	510,792,918	127,486,645	(4,923,733)	122,562,912
Dynamic Allocation	168,131,805	12,962,941	(935,528)	12,027,413
Emerging Economies	639,524,541	74,225,005	(28,355,489)	45,869,516

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Foreign Value	$885,541,263	$214,149,087	$(46,916,481)	$167,232,606
Global Real Estate	353,671,237	43,454,207	(26,677,166)	16,777,041
Global Social Awareness	369,722,643	65,029,767	(8,145,318)	56,884,449
Global Strategy	465,205,281	96,225,046	(13,255,394)	82,969,652
Government Securities	160,446,734	3,224,481	(2,784,443)	440,038
Growth	785,347,174	189,357,080	(6,715,048)	182,642,032
Growth & Income	106,031,722	8,119,929	(2,348,171)	5,771,758
Health Sciences	334,120,598	194,642,530	(3,618,901)	191,023,629
Inflation Protected	423,793,762	20,855,688	(10,081,303)	10,774,385
International Equities	981,606,391	185,317,836	(50,177,985)	135,139,851
International Government Bond*	174,166,631	3,895,185	(9,031,370)	(5,136,185)
International Growth	519,855,139	139,954,669	(14,906,435)	125,048,234
Large Cap Core	137,960,159	39,923,030	(764,281)	39,158,749
Large Capital Growth	391,424,923	29,927,880	(7,800,868)	22,127,012
Mid Cap Index	2,526,451,717	1,008,824,999	(141,587,841)	867,237,158
Mid Cap Strategic Growth	260,474,913	76,556,217	(6,596,160)	69,960,057
Money Market I	377,449,557	—	—	—
Nasdaq-100® Index	145,281,230	99,806,138	(2,934,459)	96,871,679
Science & Technology	795,170,390	185,617,685	(29,440,965)	156,176,720
Small Cap Aggressive Growth	93,258,863	23,248,770	(1,818,017)	21,430,753
Small Cap	310,046,849	132,106,504	(8,610,844)	123,495,660
Small Cap Index	935,418,410	392,633,727	(88,601,487)	304,032,240
Small Cap Special Values	235,087,647	63,013,679	(12,616,617)	50,397,062
Small-Mid Growth	128,251,599	14,210,833	(2,600,047)	11,610,786
Stock Index	2,833,439,007	1,876,283,167	(177,955,124)	1,698,328,043
Value	88,687,156	30,768,072	(872,505)	29,895,567

*	The tax adjustments for International Government Bond Fund are for the 12 months ended, September 30, 2013.

The tax basis distributable earnings at May 31, 2013 and the tax character of distributions paid during the period ended May 31, 2013 were as follows:

	Distributable Earnings			Tax Distributions
	For the period ended May 31, 2013
Fund	Ordinary Income	Long- Term Gains/ Capital And Other Losses	Unrealized Appreciation (Depreciation)@	Ordinary Income	Long-Term Capital Gains
Asset Allocation	$7,547,795	$4,956,536	$13,511,826	$3,231,904	$651,012
Blue Chip Growth	1,020,429	22,993,791	164,049,668	224,987	—
Broad Cap Value Income	658,578	(1,266,028)	8,628,978	209,946	—
Capital Conservation	6,589,241	1,707,327	1,831,502	5,162,897	—
Core Equity	3,126,657	(61,598,367)	43,573,234	3,330,758	—
Dividend Value	12,390,438	(21,996,720)	116,300,290	7,071,676	—
Dynamic Allocation	237,825	357,011	2,115,850	—	—
Emerging Economies	9,729,373	(123,008,179)	40,133,472	4,045,089	—
Foreign Value	19,579,170	(92,925,773)	29,073,982	26,987,749	—
Global Real Estate	22,364,744	22,459,267	33,189,733	5,610,988	10,219,178
Global Social Awareness	6,058,947	(138,504,220)	33,442,736	5,032,332	—
Global Strategy	17,489,875	(7,340,460)	55,139,195	26,416,216	—
Government Securities	3,859,116	372,547	3,207,592	3,928,811	401,541
Growth	8,021,572	(9,765,875)	133,371,059	5,671,417	—
Growth & Income	842,484	(12,746,337)	5,288,319	767,908	—
Health Sciences	3,499,705	16,138,679	143,629,091	449,757	18,069,278
Inflation Protected	10,529,835	272,023	29,619,088	11,468,245	—
International Equities	27,134,165	(219,852,313)	50,205,282	23,116,984	—
International Government Bond*	4,487,082	618,611	(4,159,363)	8,644,850	2,465,917
International Growth	10,866,892	(46,443,341)	85,707,482	8,748,947	—
Large Cap Core	6,103,448	7,322,679	34,335,827	2,082,655	15,328,683

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Distributable Earnings			Tax Distributions
	For the period ended May 31, 2013
Fund	Ordinary Income	Long- Term Gains/ Capital And Other Losses	Unrealized Appreciation (Depreciation)@	Ordinary Income	Long-Term Capital Gains
Large Capital Growth	$16,441,860	$15,311,798	$39,927,213	$739,174	$28,422,069
Mid Cap Index	42,879,409	122,236,308	648,110,503	25,086,430	87,788,582
Mid Cap Strategic Growth	1,496,140	3,561,209	49,191,587	—	5,866,213
Money Market I	8,832	(642,345)	—	39,087	—
Nasdaq-100® Index	2,645,521	575,512	66,292,598	907,749	4,265,348
Science & Technology	1,174,500	(69,176,724)	81,389,752	—	—
Small Cap Aggressive Growth	2,503,260	7,260,207	15,824,097	1,041,533	—
Small Cap	1,201,353	16,963,418	88,108,474	224,117	—
Small Cap Index	16,056,809	23,735,605	189,353,050	10,815,364	—
Small Cap Special Values	1,802,415	(21,829,617)	28,628,052	1,204,354	—
Small-Mid Growth	41,716	4,202,101	17,228,351	—	—
Stock Index	74,753,175	96,505,149	1,335,363,979	62,350,013	53,668,808
Value	1,912,183	(50,927,321)	21,453,037	2,211,912	—

*	The Distributable Earnings for International Government Bond Fund are for the tax period ended September 30, 2013.
@	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

As of May 31, 2013, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

	Capital Loss Carryforward†			Unlimited†
Fund	2017	2018	2019	ST	LT
Asset Allocation	$—	$—	$—	$—	$—
Blue Chip Growth	—	—	—	—	—
Broad Cap Value Income	—	1,266,028	—	—	—
Capital Conservation	—	—	—	—	—
Core Equity	13,028,960	48,569,407	—	—	—
Dividend Value	—	16,985,362	5,011,358	—	—
Dynamic Allocation	—	—	—	—	—
Emerging Economies	26,872,567	71,874,688	—	24,260,924	—
Foreign Value	—	92,545,601	—	—	380,172
Global Real Estate	—	—	—	—	—
Global Social Awareness	36,788,003	101,716,217	—	—	—
Global Strategy	—	7,340,460	—	—	—
Government Securities	—	—	—	—	—
Growth	—	9,765,875	—	—	—
Growth & Income	—	12,746,337	—	—	—
Health Sciences	—	—	—	—	—
Inflation Protected	—	—	—	—	—
International Equities	36,713,038	128,172,760	—	10,192,364	44,774,151
International Government Bond	—	—	—	—	—
International Growth	—	46,443,341	—	—	—
Large Cap Core	—	—	—	—	—
Large Capital Growth	—	—	—	—	—
Mid Cap Index	—	—	—	—	—
Mid Cap Strategic Growth	—	—	—	—	—
Money Market I	642,345	—	—	—	—
Nasdaq-100® Index	—	—	—	—	—
Science & Technology	—	69,176,724	—	—	—
Small Cap Aggressive Growth	—	—	—	—	—
Small Cap	—	—	—	—	—
Small Cap Index	—	—	—	—	—
Small Cap Special Values	—	21,829,617	—	—	—

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Capital Loss Carryforward†			Unlimited†
Fund	2017	2018	2019	ST	LT
Small-Mid Growth	$—	$—	$—	$—	$—
Stock Index	—	—	—	—	—
Value	2,330,263	48,597,058	—	—	—

†	On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

Under the current tax law, capital losses realized after October 31 and late year ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended May 31, 2013, the Funds elected to defer late year ordinary losses and post October capital losses as follows:

Fund	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Asset Allocation	$—	$—	$—
Blue Chip Growth	122,538	522,950	—
Broad Cap Value Income	—	—	—
Capital Conservation	—	—	—
Core Equity	—	—	—
Dividend Value	—	2,441,281	—
Dynamic Allocation	3,724	—	—
Emerging Economies	—	—	—
Foreign Value	—	—	—
Global Real Estate	—	—	—
Global Social Awareness	—	—	—
Global Strategy	—	—	—
Government Securities	—	—	273,066
Growth	—	—	—
Growth & Income	—	—	—
Health Sciences	1,521,650	—	—
Inflation Protected	—	—	—
International Equities	—	—	101,547
International Government Bond	—	—	—
International Growth	—	—	—
Large Cap Core	—	—	—
Large Capital Growth	—	—	—
Mid Cap Index	—	—	—
Mid Cap Strategic Growth	—	—	—
Money Market I	—	—	—
Nasdaq-100® Index	—	—	1,565,297
Science & Technology	—	—	—
Small Cap Aggressive Growth	239,556	—	—
Small Cap	186,656	—	—
Small Cap Index	—	—	—
Small Cap Special Values	—	—	—
Small-Mid Growth	196,324	—	—
Stock Index	—	—	—
Value	—	—	—

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Note 6 — Capital Share Transactions

Transactions in capital shares of each class of each Fund were as follows:

	Asset Allocation				Blue Chip Growth
	For the six months ended November 30, 2013 (unaudited)		For the year ended May 31, 2013		For the six months ended November 30, 2013 (unaudited)		For the year ended May 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,153,492	$14,430,390	1,992,393	$22,984,543	543,217	$8,309,070	2,756,324	$34,677,691
Reinvested dividends	—	—	343,317	3,882,916	—	—	18,262	224,987
Shares redeemed	(1,321,786)	(16,436,077)	(2,216,744)	(25,723,109)	(1,920,619)	(29,298,920)	(2,675,323)	(34,232,898)

Net increase (decrease)	(168,294)	$(2,005,687)	118,966	$1,144,350	(1,377,402)	$(20,989,850)	99,263	$669,780

	Broad Cap Value Income				Capital Conservation
	For the six months ended November 30, 2013 (unaudited)		For the year ended May 31, 2013		For the six months ended November 30, 2013 (unaudited)		For the year ended May 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	485,819	$6,707,746	809,714	$9,300,238	1,725,724	$16,988,997	6,175,305	$62,964,168
Reinvested dividends	—	—	19,103	209,946	—	—	509,664	5,162,897
Shares redeemed	(463,321)	(6,326,202)	(452,290)	(5,087,957)	(4,658,689)	(45,840,108)	(6,765,822)	(69,200,608)

Net increase (decrease)	22,498	$381,544	376,527	$4,422,227	(2,932,965)	$(28,851,111)	(80,853)	$(1,073,543)

	Core Equity				Dividend Value
	For the six months ended November 30, 2013 (unaudited)		For the year ended May 31, 2013		For the six months ended November 30, 2013 (unaudited)		For the year ended May 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	128,846	$2,147,574	166,768	$2,251,040	5,473,174	$66,283,303	16,119,756	$165,779,178
Reinvested dividends	—	—	250,057	3,330,758	—	—	699,473	7,071,676
Shares redeemed	(764,092)	(12,465,447)	(2,085,969)	(28,787,004)	(5,005,622)	(60,366,167)	(5,095,556)	(54,502,613)

Net increase (decrease)	(635,246)	$(10,317,873)	(1,669,144)	$(23,205,206)	467,552	$5,917,136	11,723,673	$118,348,241

	Dynamic Allocation				Emerging Economies
	For the six months ended November 30, 2013 (unaudited)		For the period December 19, 2012* to May 31, 2013		For the six months ended November 30, 2013 (unaudited)		For the year ended May 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	9,275,704	$101,855,294	8,279,283	$87,229,191	7,429,694	$57,544,245	21,834,719	$171,325,642
Reinvested dividends	—	—	—	—	—	—	500,630	4,045,089
Shares redeemed	(1,510,207)	(16,686,343)	(282,964)	(3,028,431)	(13,798,430)	(109,499,065)	(6,649,457)	(53,552,653)

Net increase (decrease)	7,765,497	$85,168,951	7,996,319	$84,200,760	(6,368,736)	$(51,954,820)	15,685,892	$121,818,078

	Foreign Value				Global Real Estate
	For the six months ended November 30, 2013 (unaudited)		For the year ended May 31, 2013		For the six months ended November 30, 2013 (unaudited)		For the year ended May 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,014,343	$31,407,622	4,804,636	$41,512,429	2,085,035	$18,424,116	8,679,499	$74,860,996
Reinvested dividends	—	—	3,130,829	26,987,749	—	—	1,895,828	15,830,166
Shares redeemed	(8,230,767)	(85,416,494)	(16,818,258)	(143,693,341)	(3,564,116)	(31,909,131)	(5,335,057)	(48,238,921)

Net increase (decrease)	(5,216,424)	$(54,008,872)	(8,882,793)	$(75,193,163)	(1,479,081)	$(13,485,015)	5,240,270	$42,452,241

	Global Social Awareness				Global Strategy
	For the six months ended November 30, 2013 (unaudited)		For the year ended May 31, 2013		For the six months ended November 30, 2013 (unaudited)		For the year ended May 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,625,108	$85,748,928	1,808,636	$27,787,985	2,892,907	$38,193,604	1,101,997	$13,158,503
Reinvested dividends	—	—	326,987	5,032,332	—	—	2,289,100	26,416,216
Shares redeemed	(769,859)	(14,105,132)	(2,430,270)	(38,573,873)	(1,108,962)	(14,318,076)	(8,911,696)	(106,167,775)

Net increase (decrease)	3,855,249	$71,643,796	(294,647)	$(5,753,556)	1,783,945	$23,875,528	(5,520,599)	$(66,593,056)

*	Commencement of operations

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Government Securities				Growth
	For the six months ended November 30, 2013 (unaudited)		For the year ended May 31, 2013		For the six months ended November 30, 2013 (unaudited)		For the year ended May 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,852,381	$41,212,449	4,184,602	$47,330,908	931,299	$13,982,777	2,444,267	$30,795,182
Reinvested dividends	—	—	387,677	4,330,352	—	—	460,342	5,671,417
Shares redeemed	(1,615,243)	(17,330,053)	(4,946,768)	(55,822,184)	(2,636,856)	(38,169,848)	(9,369,315)	(120,018,085)

Net increase (decrease)	2,237,138	$23,882,396	(374,489)	$(4,160,924)	(1,705,557)	$(24,187,071)	(6,464,706)	$(83,551,486)

	Growth & Income				Health Sciences
	For the six months ended November 30, 2013 (unaudited)		For the year ended May 31, 2013		For the six months ended November 30, 2013 (unaudited)		For the year ended May 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	489,483	$7,501,734	553,850	$7,440,555	1,796,500	$32,785,883	4,342,117	$63,166,195
Reinvested dividends	—	—	60,040	767,908	—	—	1,365,711	18,519,035
Shares redeemed	(503,500)	(7,731,030)	(879,638)	(11,598,731)	(666,346)	(11,853,012)	(1,426,555)	(20,519,438)

Net increase (decrease)	(14,017)	$(229,296)	(265,748)	$(3,390,268)	1,130,154	$20,932,871	4,281,273	$61,165,792

	Inflation Protected				International Equities
	For the six months ended November 30, 2013 (unaudited)		For the year ended May 31, 2013		For the six months ended November 30, 2013 (unaudited)		For the year ended May 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,430,846	$27,256,878	7,839,922	$93,598,266	11,631,568	$77,986,735	33,207,759	$202,826,265
Reinvested dividends	—	—	956,417	11,468,245	—	—	3,865,716	23,116,984
Shares redeemed	(2,012,372)	(22,430,794)	(5,178,384)	(61,606,426)	(16,731,274)	(114,292,018)	(14,720,333)	(90,065,825)

Net increase (decrease)	418,474	$4,826,084	3,617,955	$43,460,085	(5,099,706)	$(36,305,283)	22,353,142	$135,877,424

	International Government Bond				International Growth
	For the six months ended November 30, 2013 (unaudited)		For the year ended May 31, 2013		For the six months ended November 30, 2013 (unaudited)		For the year ended May 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,233,473	$14,766,455	2,763,774	$34,997,349	2,050,754	$26,702,283	4,682,479	$51,258,631
Reinvested dividends	—	—	876,935	11,110,767	—	—	766,779	8,748,947
Shares redeemed	(2,127,062)	(25,298,468)	(3,898,960)	(49,883,171)	(6,141,148)	(80,065,933)	(6,184,322)	(71,006,863)

Net increase (decrease)	(893,589)	$(10,532,013)	(258,251)	$(3,775,055)	(4,090,394)	$(53,363,650)	(735,064)	$(10,999,285)

	Large Cap Core				Large Capital Growth
	For the six months ended November 30, 2013 (unaudited)		For the year ended May 31, 2013		For the six months ended November 30, 2013 (unaudited)		For the year ended May 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	550,060	$7,380,688	1,345,642	$16,178,069	89,537	$1,178,551	340,688	$3,992,507
Reinvested dividends	—	—	1,607,695	17,411,338	—	—	2,643,812	29,161,243
Shares redeemed	(1,246,901)	(16,745,362)	(1,622,375)	(19,679,498)	(1,575,994)	(20,643,670)	(3,461,409)	(41,151,057)

Net increase (decrease)	(696,841)	$(9,364,674)	1,330,962	$13,909,909	(1,486,457)	$(19,465,119)	(476,909)	$(7,997,307)

	Mid Cap Index				Mid Cap Strategic Growth
	For the six months ended November 30, 2013 (unaudited)		For the year ended May 31, 2013		For the six months ended November 30, 2013 (unaudited)		For the year ended May 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	855,573	$21,794,477	4,785,036	$109,635,697	745,998	$11,428,194	574,663	$7,069,535
Reinvested dividends	—	—	5,460,813	112,875,012	—	—	492,959	5,866,213
Shares redeemed	(6,719,352)	(171,014,389)	(12,877,205)	(280,579,592)	(1,063,097)	(16,015,807)	(3,489,765)	(43,390,382)

Net increase (decrease)	(5,863,779)	$(149,219,912)	(2,631,356)	$(58,068,883)	(317,099)	$(4,587,613)	(2,422,143)	$(30,454,634)

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Money Market I				Nasdaq-100®Index
	For the six months ended November 30, 2013 (unaudited)		For the year ended May 31, 2013		For the six months ended November 30, 2013 (unaudited)		For the year ended May 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	62,920,479	$62,920,479	115,071,461	$115,071,461	1,273,215	$9,621,524	4,894,381	$31,459,509
Reinvested dividends	19,293	19,293	39,087	39,087	—	—	837,071	5,173,097
Shares redeemed	(63,571,859)	(63,571,859)	(145,528,745)	(145,528,745)	(1,758,229)	(13,016,206)	(3,748,854)	(24,278,313)

Net increase (decrease)	(632,087)	$(632,087)	(30,418,197)	$(30,418,197)	(485,014)	$(3,394,682)	1,982,598	$12,354,293

	Science & Technology				Small Cap Aggressive
	For the six months ended November 30, 2013 (unaudited)		For the year ended May 31, 2013		For the six months ended November 30, 2013 (unaudited)		For the year ended May 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	243,580	$5,168,975	903,369	$15,409,716	858,650	$12,944,049	282,006	$3,199,343
Reinvested dividends	—	—	—	—	—	—	95,729	1,041,533
Shares redeemed	(1,976,237)	(40,737,240)	(5,742,440)	(98,463,176)	(442,946)	(6,720,285)	(1,131,731)	(12,940,145)

Net increase (decrease)	(1,732,657)	$(35,568,265)	(4,839,071)	$(83,053,460)	415,704	$6,223,764	(753,996)	$(8,699,269)

	Small Cap				Small Cap Index
	For the six months ended November 30, 2013 (unaudited)		For the year ended May 31, 2013		For the six months ended November 30, 2013 (unaudited)		For the year ended May 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	117,068	$1,704,492	548,258	$6,469,223	1,010,490	$19,737,023	2,413,345	$40,226,379
Reinvested dividends	—	—	19,904	224,117	—	—	714,829	10,815,364
Shares redeemed	(2,020,069)	(29,220,821)	(3,460,783)	(40,166,199)	(2,651,299)	(51,188,873)	(6,258,512)	(99,632,130)

Net increase (decrease)	(1,903,001)	$(27,516,329)	(2,892,621)	$(33,472,859)	(1,640,809)	$(31,451,850)	(3,130,338)	$(48,590,387)

	Small Cap Special Values				Small-Mid Growth
	For the six months ended November 30, 2013 (unaudited)		For the year ended May 31, 2013		For the six months ended November 30, 2013 (unaudited)		For the year ended May 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	238,355	$2,913,923	1,822,151	$17,704,889	305,703	$4,173,288	244,047	$2,776,815
Reinvested dividends	—	—	124,674	1,204,354	—	—	—	—
Shares redeemed	(1,404,973)	(17,064,148)	(2,138,037)	(21,348,371)	(491,649)	(6,755,176)	(1,200,202)	(13,793,926)

Net increase (decrease)	(1,166,618)	$(14,150,225)	(191,212)	$(2,439,128)	(185,946)	$(2,581,888)	(956,155)	$(11,017,111)

	Stock Index				Value
	For the six months ended November 30, 2013 (unaudited)		For the year ended May 31, 2013		For the six months ended November 30, 2013 (unaudited)		For the year ended May 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,255,051	$102,663,801	8,404,424	$228,769,062	400,773	$5,136,434	1,029,625	$11,323,102
Reinvested dividends	—	—	4,474,309	116,018,821	—	—	210,859	2,211,912
Shares redeemed	(5,983,427)	(185,999,462)	(19,195,217)	(525,266,163)	(568,038)	(7,304,924)	(2,731,437)	(29,513,374)

Net increase (decrease)	(2,728,376)	$(83,335,661)	(6,316,484)	$(180,478,280)	(167,265)	$(2,168,490)	(1,490,953)	$(15,978,360)

Note 7 — Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of the Funds set forth below have been reduced. For the six months ended November 30, 2013, the amount of expense reductions received by each Fund used to offset the Fund’s non-affiliated expenses were as follows:

Fund	Expense Reductions
Asset Allocation	$50
Blue Chip Growth	3,252
Broad Cap Value Income	3,121
Core Equity	1,941
Foreign Value	3,519
Global Real Estate	1,559
Global Social Awareness	2,773

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Fund	Expense Reductions
Global Strategy	$2,224
Health Sciences	3,918
International Growth	1,041
Large Cap Core	6,690
Large Capital Growth	6,958
Mid Cap Strategic Growth	8,051
Science & Technology	31,047
Small Cap	4,943
Small Cap Special Values	877
Small-Mid Growth	976
Value	120

Note 8 — Investment Concentration

Some of the Funds may invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed markets. Emerging market countries may have relatively unstable government and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the Emerging Economies Fund, the Foreign Value Fund, the Global Real Estate Fund, the International Equities Fund, the International Government Bond Fund and the International Growth Fund. At November 30, 2013, the Emerging Economies Fund had 17.0% and 12.8% of its net assets invested in equity securities domiciled in South Korea and China, respectively. The Foreign Value Fund had 19.9%, 15.0% and, 10.4% of its net assets invested in equity securities domiciled in the United Kingdom, France and South Korea, respectively. The Global Real Estate Fund had 16.4% of its net assets invested in equity securities domiciled in Japan. The International Equities Fund had 18.7% and 17.6% of its net assets invested in equity securities domiciled in the Japan and United Kingdom, respectively. The International Government Bond Fund had 13.3% of its net assets invested in fixed income securities domiciled in Japan. The International Growth Fund had 18.5% and 13.4% of its net assets invested in equity securities domiciled in the United Kingdom and Japan, respectively.

The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the Capital Conservation Fund, the Government Securities Fund and the Money Market I Funds’ concentration in such investments, it may be subject to risks associated with the U.S. Government agencies or instrumentalities. At November 30, 2013, the Funds had 33.2%, 55.0% and 28.0%, respectively, of their total net assets invested in such securities.

The Health Sciences Fund is concentrated in the health services industry and is less diversified than stock funds investing in a broader range of industries. The Fund may also invest a considerable portion of assets in companies in the same business, such as pharmaceuticals, or in related businesses, such as hospital management or managed care. Developments that could adversely affect the Fund include increased competition in the health care industry, changes in legislation or government regulations, reductions in government funding, product liability or other litigation, and obsolescence of popular products.

The Nasdaq-100® Index Fund and Science & Technology Fund are concentrated in the technology sector. As a result, the Funds are subject to greater volatility than a fund that does not concentrate in a particular sector. Because the Nasdaq-100® Index may invest in companies within relatively more concentrated industry sectors, the Fund’s performance may be more susceptible to developments which affect those sectors emphasized by the Index.

The Global Real Estate Fund invests primarily in the real estate industry. A Fund that invests primarily in the real estate industry is subject to the risks associated with the direct ownership of real estate. The Fund could also be subject to the risks of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If the Fund has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. As of November 30, 2013, the Global Real Estate Fund had 72.1% of its net assets invested in Real Estate Investment Trusts.

Note 9 — Line of Credit

The Series and VALIC Company II have established a $85 million committed and $40 million uncommitted line of credit with State Street Bank and Trust Company, the Funds’ custodian. Interest is currently payable at the higher of the Federal Funds Rate plus 125 basis points or the London Interbank Offered Rate plus 125 basis points on the committed line and State Street Bank and Trust Company’s discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

unused portion of the committed line of credit which is included in other expenses on the Statement of Operations. Borrowings under the line of credit will commence when the respective Fund’s cash shortfall exceeds $100,000. For the six months ended November 30, 2013, the following Funds had borrowings:

Fund	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Broad Cap Value Income	3	$176	$1,546,901	1.36%
Capital Conservation	1	19	515,668	1.36%
Dividend Value	2	35	470,552	1.36%
Emerging Economies	4	587	3,898,985	1.35%
Government Securities	24	1,033	1,126,334	1.38%
Growth	12	65	142,913	1.37%
International Equities	7	1,292	4,871,213	1.36%
International Government Bond	4	30	197,730	1.37%
International Growth	86	3,448	1,059,456	1.36%
Large Cap Core	1	6	164,890	1.37%
Large Capital Growth	1	80	2,134,055	1.36%
Science & Technology	5	126	664,028	1.37%
Small Cap	47	175	98,613	1.36%
Small Cap Special Values	1	10	255,300	1.35%
Stock Index	1	157	4,122,329	1.37%

At November 30, 2013, there were no borrowings outstanding.

Note 10 — Interfund Lending Agreement

Pursuant to the exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in an interfund lending program among investment companies advised by VALIC or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction.

For the six months ended November 30, 2013, none of the Funds participated in this program.

Note 11 — Security Transactions with Affiliated Portfolios

The Funds are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board of Directors. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Directors, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the six months ended November 30, 2013, the following Funds engaged in security transactions with affiliated Funds:

Fund	Cost of Purchases	Proceeds from Sales	Realized Gain/ (Loss)
Blue Chip	$—	$135,314	$(37,689)
Growth	2,500,259	2,648,210	131,056
Health Sciences	888,071	—	—
International Growth	—	106,660	13,976
Large Cap Growth	127,035	35,213	3,134
Mid Cap Strategic Growth	836,794	872,194	445,400
Small Cap	—	25,156,481	9,096,487
Science & Technology	396,610	—	—

VALIC Company I

FINANCIAL HIGHLIGHTS

	Asset Allocation Fund								Blue Chip Growth Fund
	Six Months Ended November 30, 2013#		Year Ended May 31,						Six Months Ended November 30, 2013#		Year Ended May 31,
			2013	2012	2011	2010		2009			2013	2012	2011	2010	2009

PER SHARE DATA
Net asset value at beginning of period	$12.20		$10.89	$11.05	$9.38	$8.08		$10.68	$14.19		$11.63	$11.18	$8.77	$7.29	$10.54

Income (loss) from investment operations:
Net investment income (loss)(d)	0.11		0.21	0.23	0.25	0.20		0.25	(0.01)		0.03	0.00	0.00	0.00	0.02
Net realized and unrealized gain (loss) on investments and foreign currencies	0.72		1.39	(0.12)	1.63	1.36		(2.06)	2.88		2.54	0.45	2.41	1.50	(3.25)

Total income (loss) from investment operations	0.83		1.60	0.11	1.88	1.56		(1.81)	2.87		2.57	0.45	2.41	1.50	(3.23)

Distributions from:
Net investment income	–		(0.24)	(0.27)	(0.21)	(0.26)		(0.34)	–		(0.01)	(0.00)	(0.00)	(0.02)	(0.01)
Net realized gain on securities	–		(0.05)	–	–	–		(0.45)	–		–	–	–	–	(0.01)
Return of capital	–		–	–	–	–		–	–		–	–	–	–	–

Total distributions	–		(0.29)	(0.27)	(0.21)	(0.26)		(0.79)	–		(0.01)	(0.00)	(0.00)	(0.02)	(0.02)

Net asset value at end of period	$13.03		$12.20	$10.89	$11.05	$9.38		$8.08	$17.06		$14.19	$11.63	$11.18	$8.77	$7.29

TOTAL RETURN(a)	6.80%		14.93%	1.10%	20.16%	19.38	%(e)	(16.41)%	20.23%		22.08%	4.04%	27.53%	20.54%	(30.63)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.72	%@	0.75%	0.75%	0.74%	0.78%		0.73%	0.85	%@	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets(c)	0.72	%@	0.75%	0.75%	0.74%	0.78%		0.73%	0.85	%@	0.86%	0.86%	0.87%	0.88%	0.89%
Ratio of expense reductions to average net assets	0.00	%@	0.00%	0.00%	0.00%	0.00%		0.02%	0.00	%@	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	1.84	%@	1.79%	2.16%	2.43%	2.18%		2.88%	(0.09	)%@	0.21%	0.04%	0.01%	0.01%	0.29%
Ratio of net investment income (loss) to average net assets(c)	1.84	%@	1.79%	2.16%	2.43%	2.18%		2.88%	(0.09	)%@	0.20%	0.02%	(0.01)%	(0.02)%	0.25%
Portfolio turnover rate	56%		119%	115%	133%	143%		108%	14%		32%	25%	38%	47%	58%
Number of shares outstanding at end of period (000’s)	13,253		13,421	13,302	13,129	13,551		13,693	33,511		34,888	34,789	39,707	48,453	49,573
Net assets at end of period (000’s)	$172,667		$163,788	$144,854	$145,049	$127,129		$110,655	$571,547		$495,226	$404,646	$444,092	$424,966	$361,592

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Broad Cap Value Income Fund							Capital Conservation Fund
	Six Months Ended November 30, 2013#		Year Ended May 31,					Six Months Ended November 30, 2013#		Year Ended May 31,
			2013	2012	2011	2010	2009			2013	2012	2011	2010		2009

PER SHARE DATA
Net asset value at beginning of period	$13.02		$10.02	$10.72	$8.69	$7.12	$10.54	$10.01		$10.11	$9.77	$9.38	$8.78		$9.54

Income (loss) from investment operations:
Net investment income (loss)(d)	0.10		0.22	0.20	0.15	0.16	0.20	0.09		0.18	0.27	0.32	0.34		0.43
Net realized and unrealized gain (loss) on investments and foreign currencies	1.66		2.85	(0.73)	2.04	1.58	(3.41)	(0.16)		(0.05)	0.38	0.38	0.70		(0.46)

Total income (loss) from investment operations	1.76		3.07	(0.53)	2.19	1.74	(3.21)	(0.07)		0.13	0.65	0.70	1.04		(0.03)

Distributions from:
Net investment income	–		(0.07)	(0.17)	(0.16)	(0.17)	(0.21)	–		(0.23)	(0.31)	(0.31)	(0.44)		(0.73)
Net realized gain on securities	–		–	–	–	–	(0.00)	–		–	–	–	–		–
Return of capital	–		–	–	–	–	–	–		–	–	–	–		–

Total distributions	–		(0.07)	(0.17)	(0.16)	(0.17)	(0.21)	–		(0.23)	(0.31)	(0.31)	(0.44)		(0.73)

Net asset value at end of period	$14.78		$13.02	$10.02	$10.72	$8.69	$7.12	$9.94		$10.01	$10.11	$9.77	$9.38		$8.78

TOTAL RETURN(a)	13.52%		30.82%	(4.87)%	25.42%	24.41%	(30.34)%	(0.70)%		1.28%	6.81%	7.56%	12.04	%(e)(f)	(0.06)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.85	%@	0.85%	0.85%	0.85%	0.85%	0.85%	0.64	%@	0.66%	0.66%	0.67%	0.69%		0.69%
Ratio of expenses to average net assets(c)	0.96	%@	1.01%	1.06%	1.15%	1.14%	1.26%	0.64	%@	0.66%	0.66%	0.67%	0.69%		0.69%
Ratio of expense reductions to average net assets	0.01	%@	0.01%	0.01%	0.01%	0.01%	0.01%	–		–	–	–	–		–
Ratio of net investment income (loss) to average net assets(b)	1.47	%@	1.96%	1.97%	1.60%	1.90%	2.57%	1.84	%@	1.73%	2.79%	3.37%	3.71%		4.83%
Ratio of net investment income (loss) to average net assets(c)	1.37	%@	1.80%	1.76%	1.30%	1.61%	2.16%	1.84	%@	1.73%	2.79%	3.37%	3.71%		4.83%
Portfolio turnover rate	15%		34%	18%	21%	22%	24%	58%		149%	141%	164%	170%		122%
Number of shares outstanding at end of period (000’s)	3,240		3,217	2,841	2,708	2,337	2,330	20,035		22,968	23,049	14,599	13,871		12,387
Net assets at end of period (000’s)	$47,888		$41,901	$28,476	$29,023	$20,302	$16,590	$199,149		$230,018	$232,990	$142,652	$130,157		$108,805

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from a reimbursement by an affiliate.
(f)	The Fund’s performance was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Core Equity Fund								Dividend Value Fund
	Six Months Ended November 30, 2013#		Year Ended May 31,						Six Months Ended November 30, 2013#		Year Ended May 31,
			2013	2012	2011	2010		2009			2013	2012	2011	2010	2009

PER SHARE DATA
Net asset value at beginning of period	$15.61		$12.27	$13.44	$10.77	$9.24		$13.85	$11.62		$9.33	$9.31	$7.45	$6.49	$10.66

Income (loss) from investment operations:
Net investment income (loss)(d)	0.08		0.19	0.18	0.13	0.14		0.17	0.13		0.27	0.23	0.21	0.12	0.18
Net realized and unrealized gain (loss) on investments and foreign currencies	1.99		3.36	(1.21)	2.69	1.59		(4.66)	1.12		2.17	(0.08)	1.75	1.02	(3.64)

Total income (loss) from investment operations	2.07		3.55	(1.03)	2.82	1.73		(4.49)	1.25		2.44	0.15	1.96	1.14	(3.46)

Distributions from:
Net investment income	–		(0.21)	(0.14)	(0.15)	(0.20)		(0.12)	–		(0.15)	(0.13)	(0.10)	(0.18)	(0.24)
Net realized gain on securities	–		–	–	–	–		–	–		–	–	–	–	(0.47)
Return of capital	–		–	–	–	–		–	–		–	–	–	–	–

Total distributions	–		(0.21)	(0.14)	(0.15)	(0.20)		(0.12)	–		(0.15)	(0.13)	(0.10)	(0.18)	(0.71)

Net asset value at end of period	$17.68		$15.61	$12.27	$13.44	$10.77		$9.24	$12.87		$11.62	$9.33	$9.31	$7.45	$6.49

TOTAL RETURN(a)	13.26%		29.19%	(7.63)%	26.32%	18.73	%(e)	(32.34)%	10.76%		26.34%	1.62%	26.50%	17.49%	(32.20)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.80	%@	0.80%	0.80%	0.80%	0.80%		0.82%	0.82	%@	0.82%	0.82%	0.82%	0.83%	0.83%
Ratio of expenses to average net assets(c)	0.93	%@	0.95%	0.94%	0.94%	0.95%		0.95%	0.83	%@	0.86%	0.89%	0.96%	1.00%	0.97%
Ratio of expense reductions to average net assets	0.00	%@	0.00%	0.00%	0.01%	0.00%		0.00%	–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	0.97	%@	1.38%	1.48%	1.07%	1.30%		1.65%	2.20	%@	2.62%	2.58%	2.58%	1.60%	2.35%
Ratio of net investment income (loss) to average net assets(c)	0.84	%@	1.23%	1.34%	0.93%	1.16%		1.52%	2.19	%@	2.58%	2.52%	2.44%	1.43%	2.21%
Portfolio turnover rate	18%		72%	81%	103%	103%		88%	26%		27%	12%	70%	41%	39%
Number of shares outstanding at end of period (000’s)	14,896		15,531	17,200	18,743	20,445		21,909	49,302		48,835	37,111	20,559	16,350	15,228
Net assets at end of period (000’s)	$263,332		$242,367	$210,989	$251,962	$220,172		$202,490	$634,657		$567,499	$346,432	$191,319	$121,769	$98,820

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance was increased by less than 0.01% from a reimbursement by an affiliate.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Dynamic Allocation Fund				Emerging Economies Fund
	Six Months Ended November 30, 2013#		December 19, 2012* to May 31, 2013		Six Months Ended November 30, 2013#		Year Ended May 31,
							2013	2012	2011		2010		2009

PER SHARE DATA
Net asset value at beginning of period	$10.87		$10.00		$8.09		$7.09	$8.53	$6.88		$6.17		$11.67

Income (loss) from investment operations:
Net investment income (loss)(d)	(0.00)		(0.00)		0.11		0.13	0.11	0.09		0.10		0.17
Net realized and unrealized gain (loss) on investments and foreign currencies	0.70		0.87		0.05		0.92	(1.47)	1.70		0.63		(4.85)

Total income (loss) from investment operations	0.70		0.87		0.16		1.05	(1.36)	1.79		0.73		(4.68)

Distributions from:
Net investment income	–		–		–		(0.05)	(0.08)	(0.14)		(0.02)		(0.12)
Net realized gain on securities	–		–		–		–	–	–		–		(0.70)
Return of capital	–		–		–		–	–	–		–		–

Total distributions	–		–		–		(0.05)	(0.08)	(0.14)		(0.02)		(0.82)

Net asset value at end of period	$11.57		$10.87		$8.25		$8.09	$7.09	$8.53		$6.88		$6.17

TOTAL RETURN(a)	6.44%		8.70%		1.98%		14.79%	(15.99)%	26.09	%(f)	11.86	%(e)	(39.30)%

RATIOS/ SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.32	%@	0.32	%@	0.98	%@	0.98%	1.04%	1.00%		1.02%		1.01%
Ratio of expenses to average net assets(c)	0.36	%@	0.63	%@	0.98	%@	0.98%	1.04%	1.00%		1.02%		1.01%
Ratio of expense reductions to average net assets	–		–		–		0.00%	–	–		0.01%		0.03%
Ratio of net investment income (loss) to average net assets(b)	(0.01	)%@	(0.04	)%@	2.75	%@	1.71%	1.50%	1.09%		1.44%		2.32%
Ratio of net investment income (loss) to average net assets(c)	(0.05	)%@	(0.35	)%@	2.75	%@	1.71%	1.50%	1.09%		1.44%		2.32%
Portfolio turnover rate	6%		2%		27%		53%	108%	131%		236%		109%
Number of shares outstanding at end of period (000’s)	15,762		7,996		79,977		86,346	70,660	30,187		32,153		34,373
Net assets at end of period (000’s)	$182,425		$86,904		$659,567		$698,480	$501,317	$257,560		$221,201		$212,124

#	Unaudited
@	Annualized
*	Commencement of operations.
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from a reimbursement by an affiliate.
(f)	The Fund’s performance figure was increased by less than 0.01% from a reimbursement for losses realized on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Foreign Value Fund							Global Real Estate Fund
	Six Months Ended November 30, 2013#		Year Ended May 31,					Six Months Ended November 30, 2013#		Year Ended May 31,
			2013	2012	2011	2010	2009			2013	2012	2011	2010	2009

PER SHARE DATA
Net asset value at beginning of period	$9.61		$7.30	$10.18	$7.74	$7.26	$12.41	$8.95		$7.46	$9.00	$7.44	$6.45	$11.21

Income (loss) from investment operations:
Net investment income (loss)(d)	0.05		0.20	0.25	0.24	0.17	0.23	0.13		0.15	0.17	0.16	0.20	0.20
Net realized and unrealized gain (loss) on investments and foreign currencies	1.51		2.39	(2.89)	2.35	0.52	(4.23)	(0.12)		1.72	(0.95)	2.04	1.64	(4.87)

Total income (loss) from investment operations	1.56		2.59	(2.64)	2.59	0.69	(4.00)	0.01		1.87	(0.78)	2.20	1.84	(4.67)

Distributions from:
Net investment income	–		(0.28)	(0.24)	(0.15)	(0.21)	(0.36)	–		(0.13)	(0.29)	(0.53)	(0.85)	(0.09)
Net realized gain on securities	–		–	–	–	–	(0.79)	–		(0.25)	(0.47)	(0.11)	–	–
Return of capital	–		–	–	–	–	–	–		–	–	–	–	–

Total distributions	–		(0.28)	(0.24)	(0.15)	(0.21)	(1.15)	–		(0.38)	(0.76)	(0.64)	(0.85)	(0.09)

Net asset value at end of period	$11.17		$9.61	$7.30	$10.18	$7.74	$7.26	$8.96		$8.95	$7.46	$9.00	$7.44	$6.45

TOTAL RETURN(a)	16.23%		35.97%	(26.11)%	33.69%	9.23%	(30.15)%	0.11%		25.49%	(7.94)%	30.56%	28.56%	(41.58)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.81	%@	0.83%	0.83%	0.84%	0.84%	0.94%	0.87	%@	0.89%	0.92%	0.92%	0.93%	0.95%
Ratio of expenses to average net assets(c)	0.81	%@	0.83%	0.83%	0.84%	0.84%	0.94%	0.87	%@	0.89%	0.92%	0.92%	0.93%	1.01%
Ratio of expense reductions to average net assets	0.00	%@	0.00%	0.00%	0.00%	0.00%	–	0.00	%@	0.00%	0.00%	0.00%	0.00%	0.01%
Ratio of net investment income (loss) to average net assets(b)	1.06	%@	2.33%	2.94%	2.60%	1.98%	3.01%	2.91	%@	1.79%	2.25%	1.88%	2.68%	3.54%
Ratio of net investment income (loss) to average net assets(c)	1.06	%@	2.33%	2.94%	2.60%	1.98%	3.01%	2.91	%@	1.79%	2.25%	1.88%	2.68%	3.48%
Portfolio turnover rate	14%		23%	25%	25%	28%	22%	24%		52%	88%	75%	86%	88%
Number of shares outstanding at end of period (000’s)	89,781		94,998	103,881	104,883	98,873	91,924	41,490		42,969	37,728	34,869	37,199	35,436
Net assets at end of period (000’s)	$1,003,126		$913,025	$758,094	$1,067,577	$765,267	$667,342	$371,748		$384,543	$281,639	$313,781	$276,688	$228,590

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Global Social Awareness Fund							Global Strategy Fund
	Six Months Ended November 30, 2013#		Year Ended May 31,					Six Months Ended November 30, 2013#		Year Ended May 31,
			2013	2012	2011	2010	2009			2013	2012	2011	2010		2009

PER SHARE DATA
Net asset value at beginning of period	$17.38		$13.72	$15.79	$12.56	$11.21	$20.21	$12.66		$10.41	$12.19	$10.07	$9.74		$12.77

Income (loss) from investment operations:
Net investment income (loss)(d)	0.11		0.33	0.29	0.25	0.21	0.27	0.13		0.34	0.41	0.36	0.37		0.32
Net realized and unrealized gain (loss) on investments and foreign currencies	2.31		3.61	(2.06)	3.21	1.48	(7.47)	1.04		2.65	(1.66)	2.11	0.99		(2.39)

Total income (loss) from investment operations	2.42		3.94	(1.77)	3.46	1.69	(7.20)	1.17		2.99	(1.25)	2.47	1.36		(2.07)

Distributions from:
Net investment income	–		(0.28)	(0.30)	(0.23)	(0.34)	(0.40)	–		(0.74)	(0.53)	(0.35)	(1.03)		(0.71)
Net realized gain on securities	–		–	–	–	–	(1.40)	–		–	–	–	–		(0.25)
Return of capital	–		–	–	–	–	–	–		–	–	–	–		–

Total distributions	–		(0.28)	(0.30)	(0.23)	(0.34)	(1.80)	–		(0.74)	(0.53)	(0.35)	(1.03)		(0.96)

Net asset value at end of period	$19.80		$17.38	$13.72	$15.79	$12.56	$11.21	$13.83		$12.66	$10.41	$12.19	$10.07		$9.74

TOTAL RETURN(a)	13.92%		28.99%	(11.20)%	27.71%	14.88%	(34.56)%	9.24%		29.44%	(10.28)%	24.85%	13.79	%(e)	(15.60)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.64	%@	0.68%	0.68%	0.67%	0.69%	0.72%	0.65	%@	0.67%	0.67%	0.68%	0.68%		0.71%
Ratio of expenses to average net assets(c)	0.64	%@	0.68%	0.68%	0.67%	0.69%	0.72%	0.65	%@	0.67%	0.67%	0.68%	0.68%		0.71%
Ratio of expense reductions to average net assets	0.00	%@	0.00%	0.01%	0.01%	0.01%	0.01%	0.00	%@	0.00%	0.00%	0.00%	–		–
Ratio of net investment income (loss) to average net assets(b)	1.25	%@	2.07%	1.98%	1.74%	1.63%	2.03%	2.07	%@	2.84%	3.65%	3.26%	3.47%		3.16%
Ratio of net investment income (loss) to average net assets(c)	1.25	%@	2.07%	1.98%	1.74%	1.63%	2.03%	2.07	%@	2.84%	3.65%	3.26%	3.47%		3.16%
Portfolio turnover rate	49%		101%	102%	119%	91%	95%	14%		23%	28%	17%	20%		25%
Number of shares outstanding at end of period (000’s)	21,150		17,295	17,590	18,506	20,713	24,562	38,506		36,722	42,243	44,818	39,169		36,697
Net assets at end of period (000’s)	$418,702		$300,545	$241,281	$292,234	$260,145	$275,293	$532,500		$465,060	$439,884	$546,500	$394,548		$357,538

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from a reimbursement by an affiliate.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Government Securities Fund									Growth Fund
	Six Months Ended November 30, 2013#		Year Ended May 31,							Six Months Ended November 30, 2013#		Year Ended May 31,
			2013	2012		2011	2010		2009			2013	2012	2011	2010		2009

PER SHARE DATA
Net asset value at beginning of period	$10.95		$11.34	$10.70		$10.67	$10.50		$10.42	$13.93		$11.67	$11.85	$9.20	$7.60		$11.17

Income (loss) from investment operations:
Net investment income (loss)(d)	0.12		0.23	0.27		0.24	0.28		0.28	0.05		0.12	0.09	0.07	0.06		0.05
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.31)		(0.28)	0.70		0.12	0.29		0.05	1.76		2.23	(0.19)	2.65	1.61		(3.62)

Total income (loss) from investment operations	(0.19)		(0.05)	0.97		0.36	0.57		0.33	1.81		2.35	(0.10)	2.72	1.67		(3.57)

Distributions from:
Net investment income	–		(0.28)	(0.33)		(0.33)	(0.40)		(0.25)	–		(0.09)	(0.08)	(0.07)	(0.07)		0.00
Net realized gain on securities	–		(0.06)	–		–	–		–	–		–	–	–	–		0.00
Return of capital	–		–	–		–	–		–	–		–	–	–	–		–

Total distributions	–		(0.34)	(0.33)		(0.33)	(0.40)		(0.25)	–		(0.09)	(0.08)	(0.07)	(0.07)		0.00

Net asset value at end of period	$10.76		$10.95	$11.34		$10.70	$10.67		$10.50	$15.74		$13.93	$11.67	$11.85	$9.20		$7.60

TOTAL RETURN(a)	(1.74)%		(0.49)%	9.19	%(f)	3.45%	5.56	%(e)	3.04%	12.99%		20.22%	(0.78)%	29.60%	22.01	%(e)	(31.94)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.65	%@	0.66%	0.67%		0.65%	0.71%		0.65%	0.81	%@	0.81%	0.81%	0.81%	0.85%		0.94%
Ratio of expenses to average net assets(c)	0.65	%@	0.66%	0.69%		0.65%	0.71%		0.65%	0.82	%@	0.83%	0.84%	0.85%	0.88%		0.94%
Ratio of expense reductions to average net assets	–		–	–		–	–		–	–		–	–	–	–		–
Ratio of net investment income (loss) to average net assets(b)	2.24	%@	2.04%	2.51%		2.22%	2.58%		2.63%	0.72	%@	0.95%	0.77%	0.71%	0.67%		0.64%
Ratio of net investment income (loss) to average net assets(c)	2.24	%@	2.04%	2.49%		2.22%	2.58%		2.63%	0.72	%@	0.93%	0.74%	0.67%	0.64%		0.64%
Portfolio turnover rate	27%		64%	230%		353%	216%		126%	40%		81%	87%	95%	99%		114%
Number of shares outstanding at end of period (000’s)	14,729		12,492	12,866		10,389	11,721		13,789	57,425		59,131	65,596	67,486	71,366		75,864
Net assets at end of period (000’s)	$158,524		$136,786	$145,929		$111,118	$125,053		$144,793	$903,683		$823,541	$765,515	$800,022	$656,380		$576,502

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from a reimbursement by an affiliate.
(f)	The Fund’s performance was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Growth & Income Fund								Health Sciences Fund
	Six Months Ended November 30, 2013#		Year Ended May 31,						Six Months Ended November 30, 2013#		Year Ended May 31,
			2013	2012	2011	2010		2009			2013	2012	2011	2010	2009

PER SHARE DATA
Net asset value at beginning of period	$14.78		$12.03	$12.80	$10.48	$9.35		$16.14	$16.52		$12.61	$12.78	$9.07	$7.18	$10.56

Income (loss) from investment operations:
Net investment income (loss)(d)	0.09		0.13	0.11	0.09	0.13		0.24	(0.06)		(0.07)	(0.07)	0.00	(0.05)	(0.04)
Net realized and unrealized gain (loss) on investments and foreign currencies	1.73		2.74	(0.79)	2.37	1.24		(5.79)	3.63		4.82	0.68	3.71	1.94	(2.45)

Total income (loss) from investment operations	1.82		2.87	(0.68)	2.46	1.37		(5.55)	3.57		4.75	0.61	3.71	1.89	(2.49)

Distributions from:
Net investment income	–		(0.12)	(0.09)	(0.14)	(0.24)		(0.28)	–		–	(0.26)	–	–	–
Net realized gain on securities	–		–	–	–	–		(0.96)	–		(0.84)	(0.52)	–	–	(0.89)
Return of capital	–		–	–	–	–		–	–		–	–	–	–	–

Total distributions	–		(0.12)	(0.09)	(0.14)	(0.24)		(1.24)	–		(0.84)	(0.78)	–	–	(0.89)

Net asset value at end of period	$16.60		$14.78	$12.03	$12.80	$10.48		$9.35	$20.09		$16.52	$12.61	$12.78	$9.07	$7.18

TOTAL RETURN(a)	12.31%		24.00%	(5.23)%	23.60%	14.58	%(e)	(33.90)%	21.61%		39.14%	5.81%	40.90%	26.32%	(23.05)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.85	%@	0.85%	0.85%	0.85%	0.85%		0.85%	1.12	%@	1.15%	1.16%	1.17%	1.18%	1.19%
Ratio of expenses to average net assets(c)	0.93	%@	0.96%	0.98%	0.96%	0.95%		0.95%	1.12	%@	1.15%	1.16%	1.17%	1.18%	1.19%
Ratio of expense reductions to average net assets	–		0.01%	0.01%	0.01%	0.01%		0.02%	0.00	%@	0.00%	0.00%	0.00%	0.00%	0.01%
Ratio of net investment income (loss) to average net assets(b)	1.14	%@	1.01%	0.92%	0.76%	1.21%		2.15%	(0.63	)%@	(0.48)%	(0.60)%	0.01%	(0.62)%	(0.55)%
Ratio of net investment income (loss) to average net assets(c)	1.06	%@	0.90%	0.79%	0.65%	1.11%		2.05%	(0.63	)%@	(0.48)%	(0.60)%	0.01%	(0.62)%	(0.55)%
Portfolio turnover rate	152%		299%	227%	167%	174%		189%	29%		16%	21%	38%	38%	43%
Number of shares outstanding at end of period (000’s)	6,457		6,471	6,737	7,119	7,598		7,861	26,079		24,949	20,668	17,920	18,776	19,699
Net assets at end of period (000’s)	$107,195		$95,667	$81,057	$91,114	$79,602		$73,508	$523,891		$412,098	$260,654	$229,069	$170,216	$141,470

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance was increased by less than 0.01% from a reimbursement by an affiliate.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Inflation Protected Fund							International Equities Fund
	Six Months Ended November 30, 2013#		Year Ended May 31,					Six Months Ended November 30, 2013#		Year Ended May 31,
			2013	2012	2011	2010	2009			2013	2012	2011	2010	2009

PER SHARE DATA
Net asset value at beginning of period	$11.53		$11.79	$10.89	$10.17	$9.20	$10.01	$6.47		$5.22	$6.84	$5.38	$5.15	$10.37

Income (loss) from investment operations:
Net investment income (loss)(d)	0.11		0.23	0.37	0.34	0.24	0.20	0.06		0.17	0.16	0.16	0.13	0.19
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.47)		(0.18)	0.70	0.62	0.81	(0.61)	0.70		1.25	(1.60)	1.45	0.25	(4.18)

Total income (loss) from investment operations	(0.36)		0.05	1.07	0.96	1.05	(0.41)	0.76		1.42	(1.44)	1.61	0.38	(3.99)

Distributions from:
Net investment income	–		(0.31)	(0.17)	(0.24)	(0.08)	(0.39)	–		(0.17)	(0.18)	(0.15)	(0.15)	(0.28)
Net realized gain on securities	–		–	–	–	–	–	–		–	–	–	–	(0.95)
Return of capital	–		–	–	–	–	(0.01)	–		–	–	–	–	–

Total distributions	–		(0.31)	(0.17)	(0.24)	(0.08)	(0.40)	–		(0.17)	(0.18)	(0.15)	(0.15)	(1.23)

Net asset value at end of period	$11.17		$11.53	$11.79	$10.89	$10.17	$9.20	$7.23		$6.47	$5.22	$6.84	$5.38	$5.15

TOTAL RETURN(a)	(3.12)%		0.32%	9.93%	9.57%	11.47%	(4.08)%	11.75%		27.39%	(21.18)%	30.18%	7.06%	(37.10)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.59	%@	0.60%	0.61%	0.63%	0.65%	0.65%	0.49	%@	0.53%	0.52%	0.47%	0.52%	0.55%
Ratio of expenses to average net assets(c)	0.59	%@	0.60%	0.61%	0.63%	0.65%	0.66%	0.49	%@	0.53%	0.52%	0.47%	0.52%	0.55%
Ratio of expense reductions to average net assets	–		–	–	–	–	–	–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	1.91	%@	1.94%	3.22%	3.30%	2.55%	2.18%	1.82	%@	2.85%	2.78%	2.53%	2.29%	3.18%
Ratio of net investment income (loss) to average net assets(c)	1.91	%@	1.94%	3.22%	3.30%	2.55%	2.16%	1.82	%@	2.85%	2.78%	2.53%	2.29%	3.18%
Portfolio turnover rate	27%		60%	52%	49%	48%	39%	31%		51%	99%	56%	66%	81%
Number of shares outstanding at end of period (000’s)	39,130		38,711	35,093	31,956	22,673	16,219	149,532		154,632	132,279	150,421	145,793	141,492
Net assets at end of period (000’s)	$436,895		$446,317	$413,818	$347,947	$230,538	$149,178	$1,081,672		$1,000,950	$689,840	$1,028,197	$783,839	$728,784

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	International Government Bond Fund							International Growth Fund
	Six Months Ended November 30, 2013#		Year Ended May 31,					Six Months Ended November 30, 2013#		Year Ended May 31,
			2013	2012	2011	2010	2009			2013	2012	2011		2010	2009

PER SHARE DATA
Net asset value at beginning of period	$12.12		$12.62	$12.86	$11.92	$11.55	$12.39	$12.36		$9.81	$12.04	$9.04		$8.29	$13.15

Income (loss) from investment operations:
Net investment income (loss)(d)	0.17		0.35	0.39	0.42	0.45	0.46	0.03		0.17	0.18	0.17		0.13	0.18
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.30)		(0.06)	(0.03)	1.12	0.40	(0.56)	1.42		2.55	(2.22)	2.98		0.80	(4.86)

Total income (loss) from investment operations	(0.13)		0.29	0.36	1.54	0.85	(0.10)	1.45		2.72	(2.04)	3.15		0.93	(4.68)

Distributions from:
Net investment income	–		(0.45)	(0.46)	(0.60)	(0.48)	(0.73)	–		(0.17)	(0.19)	(0.15)		(0.18)	(0.18)
Net realized gain on securities	–		(0.34)	(0.14)	–	–	(0.01)	–		–	–	–		–	–
Return of capital	–		–	–	–	–	–	–		–	–	–		–	–

Total distributions	–		(0.79)	(0.60)	(0.60)	(0.48)	(0.74)	–		(0.17)	(0.19)	(0.15)		(0.18)	(0.18)

Net asset value at end of period	$11.99		$12.12	$12.62	$12.86	$11.92	$11.55	$13.81		$12.36	$9.81	$12.04		$9.04	$8.29

TOTAL RETURN(a)	(1.07)%		2.03%	2.86%	13.16%	7.32%	(0.70)%	11.73%		27.92%	(16.96)%	35.00	%(e)	11.07%	(35.39)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.65	%@	0.66%	0.67%	0.67%	0.68%	0.72%	1.01	%@	1.01%	1.01%	1.01%		1.01%	1.01%
Ratio of expenses to average net assets(c)	0.65	%@	0.66%	0.67%	0.67%	0.68%	0.72%	1.08	%@	1.10%	1.11%	1.12%		1.12%	1.14%
Ratio of expense reductions to average net assets	–		–	–	–	–	–	0.00	%@	0.00%	0.00%	0.00%		0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	2.80	%@	2.75%	3.08%	3.34%	3.70%	3.96%	0.40	%@	1.51%	1.72%	1.53%		1.35%	2.11%
Ratio of net investment income (loss) to average net assets(c)	2.80	%@	2.75%	3.08%	3.34%	3.70%	3.96%	0.33	%@	1.42%	1.62%	1.42%		1.24%	1.97%
Portfolio turnover rate	20%		74%	126%	113%	147%	224%	28%		55%	53%	67%		79%	70%
Number of shares outstanding at end of period (000’s)	14,342		15,235	15,494	14,721	12,409	13,016	44,707		48,797	49,532	51,294		52,207	53,649
Net assets at end of period (000’s)	$171,897		$184,590	$195,494	$189,309	$147,932	$150,314	$617,603		$603,086	$485,839	$617,720		$471,764	$444,783

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Large Cap Core Fund							Large Capital Growth Fund
	Six Months Ended November 30, 2013#		Year Ended May 31,					Six Months Ended November 30, 2013#		Year Ended May 31,
			2013	2012	2011	2010	2009			2013	2012	2011	2010		2009

PER SHARE DATA
Net asset value at beginning of period	$12.85		$11.22	$12.33	$9.37	$7.92	$10.78	$12.46		$11.48	$12.31	$9.73	$8.23		$12.45

Income (loss) from investment operations:
Net investment income (loss)(d)	0.07		0.14	0.12	0.09	0.10	0.13	0.03		0.07	0.02	0.03	0.04		0.06
Net realized and unrealized gain (loss) on investments and foreign currencies	1.58		3.10	(0.73)	2.98	1.47	(2.51)	1.68		1.94	(0.82)	2.59	1.53		(4.01)

Total income (loss) from investment operations	1.65		3.24	(0.61)	3.07	1.57	(2.38)	1.71		2.01	(0.80)	2.62	1.57		(3.95)

Distributions from:
Net investment income	–		(0.12)	(0.11)	(0.11)	(0.12)	(0.04)	–		(0.03)	(0.03)	(0.04)	(0.07)		(0.03)
Net realized gain on securities	–		(1.49)	(0.39)	–	–	(0.44)	–		(1.00)	–	–	–		(0.24)
Return of capital	–		–	–	–	–	–	–		–	–	–	–		–

Total distributions	–		(1.61)	(0.50)	(0.11)	(0.12)	(0.48)	–		(1.03)	(0.03)	(0.04)	(0.07)		(0.27)

Net asset value at end of period	$14.50		$12.85	$11.22	$12.33	$9.37	$7.92	$14.17		$12.46	$11.48	$12.31	$9.73		$8.23

TOTAL RETURN(a)	12.84%		31.57%	(4.78)%	32.94%	19.81%	(21.36)%	13.72%		18.63%	(6.45)%	27.01%	19.08	%(e)	(31.55)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.84	%@	0.85%	0.85%	0.85%	0.85%	0.85%	0.76	%@	0.77%	0.78%	0.78%	0.78%		0.79%
Ratio of expenses to average net assets(c)	0.84	%@	0.85%	0.89%	0.85%	0.88%	0.89%	0.76	%@	0.77%	0.78%	0.78%	0.78%		0.79%
Ratio of expense reductions to average net assets	0.01	%@	0.01%	–	0.01%	0.01%	0.02%	0.00	%@	0.01%	0.01%	0.01%	0.00%		0.00%
Ratio of net investment income (loss) to average net assets(b)	1.04	%@	1.14%	1.04%	0.85%	1.08%	1.60%	0.42	%@	0.58%	0.19%	0.25%	0.41%		0.61%
Ratio of net investment income (loss) to average net assets(c)	1.04	%@	1.14%	0.99%	0.85%	1.05%	1.56%	0.42	%@	0.58%	0.19%	0.25%	0.41%		0.61%
Portfolio turnover rate	35%		64%	106%	44%	33%	41%	126%		195%	173%	129%	59%		49%
Number of shares outstanding at end of period (000’s)	11,804		12,501	11,170	11,843	12,406	12,312	28,002		29,489	29,965	32,735	35,736		38,018
Net assets at end of period (000’s)	$171,188		$160,617	$125,281	$145,975	$116,227	$97,480	$396,679		$367,527	$343,971	$402,977	$347,731		$312,755

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% by a reimbursement by an affiliate.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Mid Cap Index Fund								Mid Cap Strategic Growth Fund
	Six Months Ended November 30, 2013#		Year Ended May 31,						Six Months Ended November 30, 2013#		Year Ended May 31,
			2013	2012	2011		2010	2009			2013	2012	2011	2010		2009

PER SHARE DATA
Net asset value at beginning of period	$24.44		$19.74	$22.71	$17.30		$13.32	$23.88	$14.16		$11.83	$13.62	$9.92	$7.83		$15.03

Income (loss) from investment operations:
Net investment income (loss)(d)	0.15		0.29	0.21	0.18		0.19	0.25	(0.01)		0.08	0.01	0.01	(0.00)		0.02
Net realized and unrealized gain (loss) on investments and foreign currencies	2.48		5.38	(1.74)	5.43		4.40	(8.65)	1.97		2.55	(1.74)	3.70	2.14		(5.95)

Total income (loss) from investment operations	2.63		5.67	(1.53)	5.61		4.59	(8.40)	1.96		2.63	(1.73)	3.71	2.14		(5.93)

Distributions from:
Net investment income	–		(0.22)	(0.26)	(0.20)		(0.25)	(0.27)	–		–	(0.06)	(0.01)	(0.05)		–
Net realized gain on securities	–		(0.75)	(1.18)	–		(0.36)	(1.89)	–		(0.30)	–	–	–		(1.27)
Return of capital	–		–	–	–		–	–	–		–	–	–	–		–

Total distributions	–		(0.97)	(1.44)	(0.20)		(0.61)	(2.16)	–		(0.30)	(0.06)	(0.01)	(0.05)		(1.27)

Net asset value at end of period	$27.07		$24.44	$19.74	$22.71		$17.30	$13.32	$16.12		$14.16	$11.83	$13.62	$9.92		$7.83

TOTAL RETURN(a)	10.76%		29.61%	(6.38)%	32.54	%(e)	34.73%	(33.91)%	13.84%		22.76%	(12.67)%	37.37%	27.35	%(e)	(37.52)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.36	%@	0.38%	0.38%	0.39%		0.39%	0.40%	0.83	%@	0.85%	0.85%	0.84%	0.85%		0.85%
Ratio of expenses to average net assets(c)	0.36	%@	0.38%	0.38%	0.39%		0.39%	0.40%	0.83	%@	0.86%	0.86%	0.84%	0.86%		0.87%
Ratio of expense reductions to average net assets	–		–	–	–		–	–	0.01	%@	0.01%	0.01%	0.02%	0.04%		0.04%
Ratio of net investment income (loss) to average net assets(b)	1.15	%@	1.33%	1.02%	0.93%		1.17%	1.64%	(0.12	)%@	0.63%	0.09%	0.10%	(0.09)%		0.21%
Ratio of net investment income (loss) to average net assets(c)	1.15	%@	1.33%	1.02%	0.93%		1.17%	1.64%	(0.12	)%@	0.62%	0.08%	0.10%	(0.10)%		0.19%
Portfolio turnover rate	5%		8%	11%	18%		12%	22%	26%		61%	62%	134%	239%		293%
Number of shares outstanding at end of period (000’s)	113,839		119,703	122,335	120,474		121,459	123,279	18,060		18,378	20,800	25,052	25,009		26,125
Net assets at end of period (000’s)	$3,081,801		$2,925,308	$2,415,464	$2,736,232		$2,101,641	$1,642,120	$291,078		$260,138	$246,037	$341,241	$248,109		$204,470

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Money Market I Fund									Nasdaq-100® Index Fund
	Six Months Ended November 30, 2013#		Year Ended May 31,							Six Months Ended November 30, 2013#		Year Ended May 31,
			2013	2012		2011	2010		2009			2013	2012	2011	2010		2009

PER SHARE DATA
Net asset value at beginning of period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00	$6.98		$6.03	$6.45	$5.03	$3.89		$5.62

Income (loss) from investment operations:
Net investment income (loss)(d)	0.00		0.00	0.00		0.00	0.00		0.01	0.04		0.07	0.04	0.02	0.01		0.01
Net realized and unrealized gain (loss) on investments and foreign currencies	0.00		0.00	0.00		(0.00)	0.00		–	1.19		1.06	0.31	1.41	1.14		(1.68)

Total income (loss) from investment operations	0.00		0.00	0.00		0.00	0.00		0.01	1.23		1.13	0.35	1.43	1.15		(1.67)

Distributions from:
Net investment income	(0.00)		(0.00)	(0.00)		(0.00)	(0.00)		(0.01)	–		(0.03)	(0.02)	(0.01)	(0.01)		(0.01)
Net realized gain on securities	–		–	–		–	(0.00)		–	–		(0.15)	(0.75)	–	–		(0.05)
Return of capital	–		–	–		–	–		–	–		–	–	–	–		–

Total distributions	(0.00)		(0.00)	(0.00)		(0.00)	(0.00)		(0.01)	–		(0.18)	(0.77)	(0.01)	(0.01)		(0.06)

Net asset value at end of period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00	$8.21		$6.98	$6.03	$6.45	$5.03		$3.89

TOTAL RETURN(a)	0.01%		0.01%	0.01	%(e)	0.01%	0.04	%(e)	1.33%	17.62%		19.16%	6.91%	28.53%	29.60	%(f)	(29.36)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.17	%@	0.21%	0.17%		0.24%	0.41%		0.54%	0.53	%@	0.53%	0.53%	0.53%	0.54%		0.55%
Ratio of expenses to average net assets(c)	0.51	%@	0.52%	0.52%		0.52%	0.55%		0.59%	0.56	%@	0.57%	0.59%	0.63%	0.60%		0.66%
Ratio of expense reductions to average net assets	–		–	–		–	–		–	–		–	–	–	–		–
Ratio of net investment income (loss) to average net assets(b)	0.01	%@	0.01%	0.01%		0.01%	0.03%		1.31%	1.04	%@	1.06%	0.59%	0.43%	0.25%		0.35%
Ratio of net investment income (loss) to average net assets(c)	(0.34	)%@	(0.30)%	(0.33)%		(0.27)%	(0.10)%		1.26%	1.01	%@	1.02%	0.52%	0.33%	0.18%		0.24%
Portfolio turnover rate	N/A		N/A	N/A		N/A	N/A		N/A	6%		5%	12%	29%	6%		9%
Number of shares outstanding at end of period (000’s)	378,096		378,729	409,147		474,285	542,000		612,933	28,526		29,011	27,028	19,713	20,423		18,892
Net assets at end of period (000’s)	$377,459		$378,086	$408,487		$473,443	$541,159		$611,356	$234,229		$202,595	$162,983	$127,160	$102,703		$73,521

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from the effect of payments by an affiliate.
(f)	The Fund’s performance figure was increased by less than 0.01% by a reimbursement by an affiliate.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Science & Technology Fund									Small Cap Aggressive Growth Fund
	Six Months Ended November 30, 2013#		Year Ended May 31,							Six Months Ended November 30, 2013#		Year Ended May 31,
			2013	2012	2011	2010		2009				2013	2012	2011	2010		2009

PER SHARE DATA
Net asset value at beginning of period	$19.19		$15.84	$17.57	$12.93	$9.98		$14.41		$13.18		$10.33	$12.63	$9.84	$7.05		$11.17

Income (loss) from investment operations:
Net investment income (loss)(d)	(0.01)		0.03	(0.01)	(0.03)	(0.02)		0.01		(0.05)		(0.07)	(0.06)	(0.06)	(0.05)		(0.03)
Net realized and unrealized gain (loss) on investments and foreign currencies	3.64		3.32	(1.72)	4.67	2.98		(4.44)		3.01		3.08	(1.46)	2.85	2.84		(3.17)

Total income (loss) from investment operations	3.63		3.35	(1.73)	4.64	2.96		(4.43)		2.96		3.01	(1.52)	2.79	2.79		(3.20)

Distributions from:
Net investment income	–		–	–	(0.00)	(0.01)		–		–		–	–	–	(0.00)		–
Net realized gain on securities	–		–	–	–	–		–		–		(0.16)	(0.78)	–	–		(0.92)
Return of capital	–		–	–	–	–		–		–		–	–	–	–		–

Total distributions	–		–	–	(0.00)	(0.01)		–		–		(0.16)	(0.78)	–	(0.00)		(0.92)

Net asset value at end of period	$22.82		$19.19	$15.84	$17.57	$12.93		$9.98		$16.14		$13.18	$10.33	$12.63	$9.84		$7.05

TOTAL RETURN(a)	18.92%		21.15%	(9.85)%	35.89%	29.67	%(f)	(30.74	)%(e)	22.46%		29.43%	(11.72)%	28.35%	39.59	%(f)	(26.42)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	1.00	%@	1.02%	1.02%	1.02%	1.02%		1.06%		0.99	%@	0.99%	0.99%	0.99%	0.99%		0.99%
Ratio of expenses to average net assets(c)	1.00	%@	1.02%	1.02%	1.02%	1.02%		1.06%		1.03	%@	1.05%	1.10%	1.05%	1.10%		1.12%
Ratio of expense reductions to average net assets	0.01	%@	0.01%	0.01%	0.01%	0.02%		0.01%		–		–	–	0.04%	0.02%		0.01%
Ratio of net investment income (loss) to average net assets(b)	(0.06	)%@	0.15%	(0.10)%	(0.22)%	(0.20)%		0.09%		(0.72	)%@	(0.61)%	(0.59)%	(0.62)%	(0.56)%		(0.37)%
Ratio of net investment income (loss) to average net assets(c)	(0.06	)%@	0.15%	(0.10)%	(0.22)%	(0.20)%		0.09%		(0.75	)%@	(0.67)%	(0.70)%	(0.68)%	(0.66)%		(0.50)%
Portfolio turnover rate	51%		99%	113%	111%	138%		150%		57%		97%	169%	42%	73%		74%
Number of shares outstanding at end of period (000’s)	38,520		40,253	45,092	50,582	54,912		56,476		6,655		6,240	6,994	7,230	8,809		6,553
Net assets at end of period (000’s)	$879,031		$772,614	$714,118	$888,918	$710,097		$563,610		$107,384		$82,222	$72,224	$91,326	$86,711		$46,179

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by 0.07% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.
(f)	The Fund’s performance figure was increased by less than 0.01% by a reimbursement by an affiliate.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Small Cap Fund							Small Cap Index Fund
	Six Months Ended November 30, 2013#		Year Ended May 31,					Six Months Ended November 30, 2013#		Year Ended May 31,
			2013	2012	2011	2010	2009			2013	2012	2011	2010	2009

PER SHARE DATA
Net asset value at beginning of period	$13.46		$10.33	$11.22	$8.31	$6.39	$9.82	$18.13		$14.03	$15.60	$12.15	$9.43	$15.80

Income (loss) from investment operations:
Net investment income (loss)(d)	0.00		0.04	0.00	0.01	0.01	0.03	0.12		0.24	0.18	0.13	0.11	0.18
Net realized and unrealized gain (loss) on investments and foreign currencies	2.31		3.10	(0.88)	2.92	1.95	(2.98)	2.94		4.06	(1.61)	3.44	3.06	(5.35)

Total income (loss) from investment operations	2.31		3.14	(0.88)	2.93	1.96	(2.95)	3.06		4.30	(1.43)	3.57	3.17	(5.17)

Distributions from:
Net investment income	–		(0.01)	(0.01)	(0.02)	(0.04)	(0.04)	–		(0.20)	(0.14)	(0.12)	(0.18)	(0.23)
Net realized gain on securities	–		–	–	–	–	(0.44)	–		–	–	–	(0.27)	(0.97)
Return of capital	–		–	–	–	–	–	–		–	–	–	–	–

Total distributions	–		(0.01)	(0.01)	(0.02)	(0.04)	(0.48)	–		(0.20)	(0.14)	(0.12)	(0.45)	(1.20)

Net asset value at end of period	$15.77		$13.46	$10.33	$11.22	$8.31	$6.39	$21.19		$18.13	$14.03	$15.60	$12.15	$9.43

TOTAL RETURN(a)	17.16%		30.40%	(7.81)%	35.24%	30.65%	(29.56)%	16.88%		30.91%	(9.13)%	29.44%	34.01%	(32.19)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.93	%@	0.93%	0.93%	0.93%	0.94%	0.95%	0.41	%@	0.44%	0.44%	0.44%	0.46%	0.47%
Ratio of expenses to average net assets(c)	1.02	%@	1.04%	1.05%	1.05%	1.06%	1.07%	0.41	%@	0.44%	0.44%	0.44%	0.46%	0.47%
Ratio of expense reductions to average net assets	0.00	%@	0.01%	0.01%	0.01%	0.01%	0.01%	–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	0.05	%@	0.35%	0.01%	0.05%	0.13%	0.40%	1.26	%@	1.51%	1.26%	0.95%	0.98%	1.65%
Ratio of net investment income (loss) to average net assets(c)	(0.04	)%@	0.24%	(0.11)%	(0.07)%	0.00%	0.28%	1.26	%@	1.51%	1.26%	0.95%	0.98%	1.65%
Portfolio turnover rate	12%		27%	39%	38%	37%	40%	9%		12%	14%	13%	15%	24%
Number of shares outstanding at end of period (000’s)	24,168		26,071	28,964	31,857	34,509	37,152	52,656		54,297	57,427	62,750	66,604	67,300
Net assets at end of period (000’s)	$381,206		$350,845	$299,145	$357,571	$286,788	$237,444	$1,115,581		$984,357	$805,784	$978,592	$809,018	$634,336

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursements, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Small Cap Special Values Fund								Small-Mid Growth Fund
	Six Months Ended November 30, 2013#		Year Ended May 31,						Six Months Ended November 30, 2013#		Year Ended May 31,
			2013	2012	2011	2010		2009			2013	2012		2011	2010		2009

PER SHARE DATA
Net asset value at beginning of period	$11.32		$8.99	$9.67	$8.08	$6.03		$9.73	$12.67		$10.56	$11.72		$8.54	$6.79		$10.05

Income (loss) from investment operations:
Net investment income (loss)(d)	0.06		0.07	0.05	0.06	0.05		0.10	(0.04)		0.00	(0.05)		(0.06)	(0.05)		0.01
Net realized and unrealized gain (loss) on investments and foreign currencies	2.04		2.32	(0.66)	1.59	2.12		(3.43)	2.15		2.11	(1.11)		3.24	1.82		(2.98)

Total income (loss) from investment operations	2.10		2.39	(0.61)	1.65	2.17		(3.33)	2.11		2.11	(1.16)		3.18	1.77		(2.97)

Distributions from:
Net investment income	–		(0.06)	(0.07)	(0.06)	(0.12)		(0.10)	–		–	–		(0.00)	(0.02)		(0.01)
Net realized gain on securities	–		–	–	–	–		(0.27)	–		–	–		–	–		(0.28)
Return of capital	–		–	–	–	–		–	–		–	–		–	–		–

Total distributions	–		(0.06)	(0.07)	(0.06)	(0.12)		(0.37)	–		–	–		(0.00)	(0.02)		(0.29)

Net asset value at end of period	$13.42		$11.32	$8.99	$9.67	$8.08		$6.03	$14.78		$12.67	$10.56		$11.72	$8.54		$6.79

TOTAL RETURN(a)	18.55%		26.67%	(6.27)%	20.40%	36.20	%(e)	(33.97)%	16.65%		19.98%	(9.90	)%(f)	37.24%	26.03	%(e)	(29.01)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.89	%@	0.90%	0.90%	0.90%	0.90%		0.90%	1.00	%@	1.00%	1.00%		1.00%	1.00%		1.00%
Ratio of expenses to average net assets(c)	0.89	%@	0.92%	0.93%	0.92%	0.98%		0.96%	1.03	%@	1.05%	1.06%		1.15%	1.09%		1.15%
Ratio of expense reductions to average net assets	0.00	%@	0.01%	0.01%	0.01%	0.01%		0.04%	0.00	%@	0.01%	0.02%		0.02%	0.04%		0.06%
Ratio of net investment income (loss) to average net assets(b)	0.97	%@	0.74%	0.59%	0.65%	0.69%		1.48%	(0.61	)%@	0.03%	(0.52)%		(0.61)%	(0.63)%		0.01%
Ratio of net investment income (loss) to average net assets(c)	0.97	%@	0.72%	0.57%	0.63%	0.61%		1.42%	(0.65	)%@	(0.02)%	(0.58)%		(0.76)%	(0.72)%		(0.14)%
Portfolio turnover rate	31%		58%	60%	41%	98%		67%	131%		107%	120%		155%	74%		91%
Number of shares outstanding at end of period (000’s)	18,809		19,976	20,167	23,569	25,867		26,857	8,439		8,625	9,581		10,329	11,165		11,464
Net assets at end of period (000’s)	$252,443		$226,140	$181,376	$227,951	$209,121		$162,069	$124,748		$109,283	$101,132		$121,033	$95,319		$77,843

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from a reimbursement by affiliate.
(f)	The Fund’s performance was increased by 0.26% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Stock Index Fund							Value Fund
	Six Months Ended November 30, 2013#		Year Ended May 31,					Six Months Ended November 30, 2013#		Year Ended May 31,
			2013	2012	2011	2010	2009			2013	2012	2011	2010	2009

PER SHARE DATA
Net asset value at beginning of period	$30.07		$24.50	$26.71	$21.93	$19.06	$34.60	$12.40		$9.63	$10.28	$8.28	$7.20	$11.01

Income (loss) from investment operations:
Net investment income (loss)(d)	0.28		0.53	0.45	0.41	0.37	0.53	0.09		0.20	0.18	0.10	0.05	0.15
Net realized and unrealized gain (loss) on investments and foreign currencies	3.24		5.91	(0.76)	5.12	3.66	(12.20)	1.04		2.83	(0.70)	1.97	1.20	(3.76)

Total income (loss) from investment operations	3.52		6.44	(0.31)	5.53	4.03	(11.67)	1.13		3.03	(0.52)	2.07	1.25	(3.61)

Distributions from:
Net investment income	–		(0.46)	(0.46)	(0.43)	(0.49)	(0.70)	–		(0.26)	(0.13)	(0.07)	(0.17)	(0.09)
Net realized gain on securities	–		(0.41)	(1.44)	(0.32)	(0.67)	(3.17)	–		–	–	–	–	(0.11)
Return of capital	–		–	–	–	–	–	–		–	–	–	–	–

Total distributions	–		(0.87)	(1.90)	(0.75)	(1.16)	(3.87)	–		(0.26)	(0.13)	(0.07)	(0.17)	(0.20)

Net asset value at end of period	$33.59		$30.07	$24.50	$26.71	$21.93	$19.06	$13.53		$12.40	$9.63	$10.28	$8.28	$7.20

TOTAL RETURN(a)	11.71%		26.86%	(0.76)%	25.55%	21.06%	(32.99)%	9.11%		31.97%	(5.00)%	25.03%	17.30%	(32.55	)%(e)

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.35	%@	0.36%	0.37%	0.38%	0.38%	0.39%	0.85	%@	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets(c)	0.35	%@	0.36%	0.37%	0.38%	0.38%	0.39%	0.93	%@	0.95%	0.97%	0.93%	0.94%	0.94%
Ratio of expense reductions to average net assets	–		–	–	–	–	–	0.00	%@	0.00%	0.00%	–	–	–
Ratio of net investment income (loss) to average net assets(b)	1.77	%@	1.94%	1.83%	1.70%	1.70%	2.31%	1.40	%@	1.87%	1.87%	1.10%	0.56%	1.89%
Ratio of net investment income (loss) to average net assets(c)	1.77	%@	1.94%	1.83%	1.70%	1.70%	2.31%	1.32	%@	1.77%	1.75%	1.02%	0.47%	1.79%
Portfolio turnover rate	2%		3%	3%	11%	7%	7%	8%		23%	13%	157%	105%	173%
Number of shares outstanding at end of period (000’s)	129,462		132,191	138,507	132,974	136,381	130,783	8,811		8,978	10,469	14,825	18,716	21,631
Net assets at end of period (000’s)	$4,348,601		$3,974,531	$3,393,666	$3,551,607	$2,990,589	$2,493,280	$119,182		$111,303	$100,820	$152,457	$155,035	$155,725

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited)

Approval of the GSAM Sub-Advisory Agreement (the “Sub-Advisory Agreement”) with respect to the Small-Mid Growth Fund (the “Fund”)

At an in-person meeting (the “Meeting”) held on July 16, 2013, the Board of Directors (the “Board”), including the Directors that are not interested persons of VALIC Company I (“VC I”), as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”) approved an Investment Sub-Advisory Agreement between The Variable Annuity Life Insurance Company (“VALIC” or the “Adviser”) and Goldman Sachs Asset Management, L.P. (“GSAM” or the “Sub-adviser”) with respect to the VC I Small-Mid Growth Fund (the “Sub-Advisory Agreement”) (the “Fund”) pursuant to which GSAM will assume responsibility for the day-to-day management of the Fund. The Board also approved the termination of Century Capital Management, LLC and Wells Capital Management Incorporated as the sub-advisers of the Fund.

In connection with the approval of the Sub-Advisory Agreement, the Board, including the Independent Directors, received materials relating to certain factors the Board considered in determining whether to approve the Sub-Advisory Agreement. Those factors included: (1) the nature, extent and quality of the services to be provided to the Fund by the Sub-adviser; (2) the sub-advisory fees proposed to be charged in connection with the Sub-adviser’s management of the Fund, compared to sub-advisory fee rates of a group of funds with similar investment objectives (respectively, the “Subadvisory Expense Group/Universe”), as selected by an independent third-party provider of investment company data; (3) the investment performance of the Fund compared to the performance of comparable funds in its Morningstar category (“Performance Group”), and against the Fund’s benchmark (“Benchmark”), and the performance of a comparable fund managed by the Sub-adviser against the Fund’s Performance Group and Benchmark; (4) the costs of services and the benefits potentially to be derived by the Sub-adviser; (5) whether the Fund will benefit from possible economies of scale from engaging the Sub-adviser; (6) the anticipated profitability of the Sub-adviser and its affiliates; and (7) the terms of the proposed Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board also took into account a presentation made at an in-person meeting held on July 16, 2013 (the “Meeting”) by members of management as well as presentations made by representatives from the Sub-adviser who responded to questions posed by the Board and management. The Independent Directors were separately represented by counsel that is independent of VALIC in connection with their consideration of approval of the Sub-Advisory Agreement. The matters discussed below were also considered separately by the Independent Directors in executive sessions with their independent legal counsel, at which no representatives of management were present.

Nature, Extent and Quality of Services. The Board considered the nature, quality and extent of services to be provided to the Fund by the Sub-adviser. The Board reviewed information provided by the Sub-adviser relating to its operations and personnel. The Board also took into account their knowledge of the Sub-Adviser’s management, operations and the quality of their performance based on the Board’s experiences with the Sub-adviser, which also manages the VC I Global Real Estate Fund. The Board also noted that the Sub-adviser’s management of the Fund will be subject to the oversight of the VALIC and the Board, and must be made in accordance with the investment objectives, policies and restrictions set forth in the Fund’s prospectus and statement of additional information.

The Board considered information provided to them regarding the services to be provided by the Sub-adviser. The Board noted that the Sub-adviser will (i) determine the securities to be purchased or sold on behalf of the Fund; (ii) provide VALIC with records concerning its activities, which VALIC or the Fund is required to maintain; and (iii) render regular reports to VALIC and to officers and Directors of the Fund concerning its discharge of the foregoing responsibilities. The Board reviewed the Sub-adviser’s history and investment experience as well as information regarding the qualifications, background and responsibilities of the Sub-adviser’s investment and compliance personnel who would provide services to the Fund. The Board also took into account the financial condition of the Sub-adviser. The Board also reviewed the Sub-adviser’s brokerage practices. The Board also considered the Sub-adviser’s risk management processes and regulatory history, including information regarding whether it was currently involved in any regulatory actions or investigations as well as material litigation that may affect its ability to service the Fund.

The Board concluded that the scope and quality of the advisory services to be provided by the Sub-adviser were expected to be satisfactory and that there was a reasonable basis to conclude that the Sub-adviser would provide a high quality of investment services to the Fund.

Fees and Expenses; Investment Performance. The Board received and reviewed information regarding the fees proposed to be charged to the Fund for sub-advisory services compared against the fees of the funds in its Sub-advisory Expense Group/Universe. The Board noted that VALIC negotiated the sub-advisory fee with the Sub-adviser at arm’s length. The Board also considered that the sub-advisory fees will be paid by VALIC out of the advisory fees it receives from the Fund, that the sub-advisory fees are not paid by the Fund, and that sub-advisory fees may vary widely for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board also considered expense information of comparable funds or accounts managed by the Sub-advisers that have comparable investment objectives and strategies to the Funds, to the extent applicable. The Board also considered that the sub-advisory fee rate payable to the Sub-adviser contains breakpoints.

The Board considered that the Fund’s proposed sub-advisory fees are above the medians of the Fund’s Subadvisory Expense Group/Universe. The Board further noted that the current sub-advisory fees were higher than the proposed sub-advisory fees, and that consequently, under the proposed sub-advisory fee schedule, VALIC would retain more of its advisory fee. The Board also took account of management’s discussion of the Fund’s proposed sub-advisory fees and concluded in light of all factors considered that such fees were reasonable.

The Board also received and reviewed information prepared by management regarding the Fund’s investment performance compared against the Benchmark and Performance Group as of the period ended April 30, 2013. The Board considered that management has closely monitored the Fund’s performance for more than two years, and that performance has been inconsistent with periods of underperformance outweighing stronger periods. The Board also considered the performance of another Fund managed by GSAM with a similar investment strategy as the Fund (the “Comparable Fund”). The Board noted that the Comparable Fund outperformed the Fund’s Performance Group for the year-to-date, 1-, 3- and 5- year periods ended April 30, 2013. The Board also noted that the Comparable Fund underperformed the Fund’s Benchmark for the year-to-date and 3- year periods ended April 30, 2013, and outperformed the Fund’s Benchmark for the 1- and 5- year periods ended April 30, 2013.

Cost of Services and Indirect Benefits/Profitability. The Board considered the cost of services and profits expected to be realized in connection with the Sub-Advisory Agreement. The Board was apprised that VALIC reviewed a number of factors in determining appropriate sub-advisory fee levels for the Fund. Such factors included a review of (1) style class peers primarily within the variable annuity and qualified plan universe; (2) key competitor analysis; (3) clone fund analysis; (4) product suitability; and (5) special considerations such as competitor sub-account characteristics, uniqueness of the product and prestige of the manager.

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

The Board considered that VALIC will receive a benefit under the Sub-Advisory Agreement since the proposed sub-advisory fees are expected to be less than the sub-advisory fees VALIC currently pays, and as a result, VALIC will retain a greater portion of its advisory fee. The Board was apprised that the sub-advisory fees were negotiated with the Sub-adviser at arm’s length. In considering the anticipated profitability to the Sub-adviser in connection with their relationship to the Fund, the Directors noted that the fees under the Sub-Advisory Agreement will be paid by VALIC out of the advisory fees that VALIC will receive from the Fund.

In light of all the factors considered, the Directors determined that the anticipated profitability to VALIC was reasonable. The Board also concluded that the anticipated profitability of the Sub-adviser from its relationship with the Fund was not material to their deliberations with respect to consideration of approval of the Sub-Advisory Agreement.

Economies of Scale. For similar reasons as stated above with respect to the Sub-adviser’s anticipated profitability and its costs of providing services, the Board concluded that the potential for economies of scale in the Sub-adviser’s management of the Fund are not a material factor to the approval of the Sub-advisory Agreement, although the Board noted that the Fund has breakpoints at the sub-advisory fee level.

Terms of the Sub-Advisory Agreement. The Board reviewed the terms of the Sub-Advisory Agreement including the duties and responsibilities to be undertaken. The Board also reviewed the terms of payment for services rendered by the Sub-adviser and noted that VALIC would compensate the Sub-adviser out of the advisory fees it receives from the Fund. The Board noted that the Sub-Advisory Agreement provides that the Sub-adviser will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered the termination and liability provisions of the Sub-Advisory Agreement and other terms contained therein. The Board concluded that the terms of the Sub-Advisory Agreement were reasonable.

Conclusions. In reaching its decision to approve the Sub-Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Directors, concluded that the Sub-adviser possesses the capability and resources to perform the duties required of them under the Sub-Advisory Agreement.

Approval of the JPMIM and MFS Sub-Advisory Agreements

At an in-person meeting (the “Meeting”) held on August 5-6, 2013, the Board of Directors (the “Board”), including the Directors that are not interested persons of VALIC Company I (“VC I”), as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”) approved Investment Sub-Advisory Agreements between The Variable Annuity Life Insurance Company (“VALIC” or the “Adviser”) and each of (1) J.P. Morgan Investment Management, Inc. (“JPMIM”) with respect to the VC I Growth & Income Fund (the “JPMIM Sub-Advisory Agreement”); and (2) Massachusetts Financial Services Company (“MFS”) with respect to the VC I Large Capital Growth Fund (the “MFS Sub-Advisory Agreement”) (collectively, the “Sub-Advisory Agreements”) pursuant to which JPMIM and MFS will assume responsibility for the day-to-day management of the Growth & Income Fund and the Large Capital Growth Fund, respectively. JPMIM and MFS are each a “Sub-adviser” and collectively the “Sub-advisers.” The VC I Growth and Income Fund and Large Capital Growth Fund are referred to individually as a “Fund” and collectively as the “Funds.” The Board also approved the termination of SunAmerica Asset Management Corp. with respect to the Funds and the termination of Invesco Advisers, Inc. with respect to the VC I Large Capital Growth Fund.

In connection with the approval of the Sub-Advisory Agreements, the Board received materials relating to certain factors the Board considered in determining whether to approve the Sub-Advisory Agreements. Those factors included: (1) the nature, extent and quality of the services to be provided to each Fund by their respective Sub-advisers; (2) the sub-advisory fees proposed to be charged in connection with the Sub-advisers’ management of the Funds, compared to sub-advisory fee rates of a group of funds with similar investment objectives (respectively, the “Subadvisory Expense Group/Universe”), as selected by an independent third-party provider of investment company data; (3) the fees and performance of comparable funds or accounts managed by the Sub-advisers as compared to appropriate indices; (4) the costs of services and the benefits potentially to be derived by the Sub-advisers; (5) whether the Fund will benefit from possible economies of scale from engaging the Sub-advisers; (6) the anticipated profitability of the Sub-advisers and their respective affiliates; and (7) the terms of the proposed Sub-Advisory Agreements.

In considering whether to approve the Sub-Advisory Agreements, the Board also took into account presentations made at the Meeting by members of management as well as presentations made by representatives from the Sub-advisers who responded to questions posed by the Board and management. The Independent Directors were separately represented by counsel that is independent of VALIC in connection with their consideration of approval of the Sub-Advisory Agreements. The matters discussed below were also considered separately by the Independent Directors in executive sessions with their independent legal counsel, at which no representatives of management were present.

Nature, Extent and Quality of Services. The Board considered the nature, quality and extent of services to be provided to the Fund by the Sub-advisers. The Board reviewed information provided by the Sub-advisers relating to their operations and personnel. The Board also took into account their knowledge of each Sub-adviser’s management, operations and the quality of their performance based on the Board’s experiences with the Sub-advisers, which also manage other funds overseen by the Directors. The Board also noted that the Sub-advisers’ management of the Funds will be subject to the oversight of the Board, and must be made in accordance with the investment objectives, policies and restrictions set forth in each Fund’s prospectus and statement of additional information.

The Board considered information provided to them regarding the services to be provided by each Sub-adviser. The Board noted that each Sub-adviser will (i) determine the securities to be purchased or sold on behalf of the Fund; (ii) provide VALIC with records concerning its activities, which VALIC or the Fund are required to maintain; and (iii) render regular reports to VALIC and to officers and Directors of the Fund concerning its discharge of the foregoing responsibilities. The Board reviewed each Sub-adviser’s history and investment experience as well as information regarding the qualifications, background and responsibilities of each Sub-adviser’s investment and compliance personnel who would provide services to the Fund. The Board also took into account the financial condition of each Sub-adviser. The Board also reviewed each Sub-adviser’s brokerage practices. The Board also considered each Sub-adviser’s risk management processes and regulatory history, including information regarding whether it was currently involved in any regulatory actions or investigations as well as material litigation that may affect their ability to service the Funds.

The Board concluded that the scope and quality of the advisory services to be provided by the Sub-advisers were expected to be satisfactory and that there was a reasonable basis to conclude that each would provide a high quality of investment services to the Funds.

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

Fees and Expenses; Investment Performance. The Board received and reviewed information regarding the fees proposed to be charged to the Fund for sub-advisory services compared against the fees of the funds in its Sub-advisory Expense Group/Universe. The Board noted that VALIC negotiated the sub-advisory fees with each Sub-adviser at arm’s length. The Board also considered that the sub-advisory fees will be paid by VALIC out of its advisory fees it receives from the Funds and that such fees are not paid by the Funds, and that sub-advisory fees may vary widely for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board also considered expense information of comparable funds or accounts managed by the Sub-advisers that have comparable investment objectives and strategies to the Funds, to the extent applicable. The Board also considered that the sub-advisory fee rates payable to each Sub-adviser contain breakpoints.

•

Growth and Income Fund. The Board considered that the Fund’s proposed sub-advisory fees were below the medians of the Fund’s Subadvisory Expense Group/Universe. The Board noted that the proposed sub-advisory fees were identical to the current sub-advisory fees and that VALIC would retain the same amount of its advisory fee under the proposed sub-advisory fee schedule. The Board also considered the favorable performance, relative to the benchmark, of a comparable strategy managed by JPMIM.

•

Large Capital Growth Fund. The Board considered that the Fund’s proposed sub-advisory fees were below the median of the Fund’s Subadvisory Expense Group and at the median of the Fund’s Subadvisory Expense Universe. The Board also noted that the current sub-advisory fees are higher than the proposed sub-advisory fees, and that consequently, VALIC would retain more of its advisory fees under the proposed fee sub-advisory schedule. The Board also considered the favorable composite performance of a comparable strategy managed by MFS.

The Board took account of management’s discussion of the Funds’ proposed sub-advisory fees and concluded in light of all factors considered that such fees were reasonable.

Cost of Services and Indirect Benefits/Profitability. The Board considered the cost of services and profits expected to be realized in connection with the Sub-Advisory Agreements. The Board was apprised that VALIC reviewed a number of factors in determining appropriate sub-advisory fee levels for the Funds. Such factors included a review of (1) style class peers primarily within the variable annuity and qualified plan universe; (2) key competitor analysis; (3) clone fund analysis; (4) product suitability; and (5) special considerations such as competitor sub-account characteristics, uniqueness of the product and prestige of the manager.

The Board considered that VALIC will receive a benefit with respect to the Large Capital Growth Fund since the proposed sub-advisory fees are expected to be less than the sub-advisory fees VALIC currently pays, and as a result, VALIC will retain a greater portion of its advisory fee. The Board was apprised that the sub-advisory fees were negotiated with the Sub-advisers at arm’s length. In considering the anticipated profitability to the Sub-advisers in connection with their relationship to the Funds, the Directors noted that the fees under the Sub-Advisory Agreements will be paid by VALIC out of the advisory fees that VALIC will receive from the Funds.

In light of all the factors considered, the Directors determined that the anticipated profitability to VALIC was reasonable. The Board also concluded that the anticipated profitability of the Sub-advisers from their relationship with the Funds was not material to their deliberations with respect to consideration of approval of the Sub-Advisory Agreements.

Economies of Scale. For similar reasons as stated above with respect to the Sub-advisers’ anticipated profitability and the costs of their providing services, the Board concluded that the potential for economies of scale in the Sub-advisers’ management of the Fund are not a material factor to the approval of the Sub-advisory Agreements, although the Board noted that the Fund has breakpoints at the sub-advisory fee level.

Terms of the Sub-Advisory Agreements. The Board reviewed the terms of the Sub-Advisory Agreements including the duties and responsibilities to be undertaken. The Board also reviewed the terms of payment for services rendered by the Sub-advisers and noted that VALIC would compensate the Sub-advisers out of the advisory fees it receives from the Funds. The Board noted that the Sub-Advisory Agreements provide that each Sub-adviser will pay all of its own expenses in connection with the performance of their respective duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered the termination and liability provisions of the Sub-Advisory Agreements and other terms contained therein. The Board concluded that the terms of each of the Sub-Advisory Agreements were reasonable.

Conclusions. In reaching its decision to approve the Sub-Advisory Agreements, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Directors, concluded that each Sub-adviser possesses the capability and resources to perform the duties required of them under their respective Sub-Advisory Agreements.

Approval of Advisory and Sub-Advisory Agreements

At an in-person meeting held on August 5-6, 2013, the Board of Directors (the “Board”), including the Directors that are not interested persons of VALIC Company I (“VC I”), as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”), approved with respect to each Fund the Investment Advisory Agreement between The Variable Annuity Life Insurance Company (“VALIC”) and VC I (the “Advisory Agreement”) and the Investment Sub-Advisory Agreements between VALIC and each of the following sub-advisers of VC I (collectively, the “Sub-advisory Agreements”): Allianz Global Investors US, LLC (“Allianz”) (formerly RCM Capital Management LLC), American Century Investment Management, Inc. (“American Century”), Barrow, Hanley, Mewhinney & Strauss, Inc. (“Barrow Hanley”), BlackRock Investment Management, LLC (“BlackRock”), Bridgeway Capital Management, Inc. (“Bridgeway”), Columbia Management Investment Advisers, LLC (“Columbia”), Dreman Value Management, LLC (“Dreman”), Franklin Advisers, Inc. (“Franklin”), Goldman Sachs Asset Management, L.P. (“GSAM”), Invesco Advisers, Inc. (“Invesco Advisers”), J.P. Morgan Investment Management Inc. (“JPMIM”), Massachusetts Financial Services Company (“MFS”), Metropolitan West Capital Management, LLC (“Metropolitan West”), Morgan Stanley Investment Management, Inc. (“MSIM”), PineBridge Investments, LLC (“PineBridge”), RS Investment Management Co., LLC (“RS Investments”), SunAmerica Asset Management Corp. (“SAAMCo”), T. Rowe Price Associates, Inc. (“T. Rowe Price”), Templeton Global Advisors Limited (“Templeton Global”), Templeton Investment Counsel, LLC (“Templeton Investment”), The Boston Company Asset Management, LLC (“The Boston Company”), Tocqueville Asset Management, LP (“Tocqueville”), UBS Global Asset Management (Americas) Inc. (“UBS”), Wellington Management Company, LLP (“Wellington”) and Wells Capital Management Incorporated (“Wells Capital”) (each a “Sub-adviser,” and collectively, the “Sub-advisers”). The Investment Advisory Agreement and Sub-advisory Agreements are collectively referred to as the “Advisory Contracts.”

In connection with the approval of the Advisory Contracts, the Board received materials relating to certain factors the Board considered in determining to renew such Advisory Contracts. Those factors included: (1) the nature, extent and quality of services provided by VALIC and the Sub-advisers; (2) the advisory fee and sub-advisory fees charged in

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

connection with VALIC’s and the Sub-advisers’ management of each series of VC I (each a “Fund,” and collectively, the “Funds”), compared to advisory fee rates and sub-advisory fee rates of a group of funds with similar investment objectives (respectively, the “Expense Group/Universe” and the “Sub-Adviser Expense Group/Universe”), as selected by an independent third-party provider of investment company data; (3) the investment performance of the Funds compared to performance of comparable funds as selected by an independent third-party provider of investment company data (“Performance Group/Universe”) and against each Fund’s benchmarks; (4) the costs of services and the benefits potentially derived by VALIC and the Sub-advisers; (5) a comparison of advisory fee schedules and performance with respect to other mutual funds and accounts with similar investment strategies to the Funds and which are advised or managed by VALIC or SAAMCo, an affiliated Sub-Adviser; (6) whether the Funds will benefit from possible economies of scale from engaging VALIC and the Sub-advisers; (7) the profitability of VALIC, the Sub-advisers and their respective affiliates; (8) the terms of the Advisory Contracts; and (9) information regarding VALIC’s and the Sub-advisers’ compliance and regulatory history.

The Independent Directors were separately represented by counsel that is independent of VALIC in connection with their consideration of approval of the Advisory Contracts. The matters discussed below were also considered separately by the Independent Directors in executive sessions held at a July 15, 2013 special meeting and executive sessions held during the August 2013 meeting during which such independent counsel provided guidance to the Independent Directors. The continuation of all Advisory Contracts was approved at the August 2013 meeting for a one-year term beginning September 1, 2013 and ending August 31, 2014.

Nature, Extent and Quality of Services. The Board considered the nature, quality and extent of services to be provided to the Funds by VALIC and the Sub-advisers. The Board reviewed information provided by VALIC relating to its operations and personnel. The Board also took into account their knowledge of VALIC’s management and the quality of the performance of VALIC’s duties, through Board meetings, discussions and reports during the preceding year and through VALIC’s long history of service to VC I. The Board considered that VALIC is responsible for the management of the day-to-day operations of VC I, including but not limited to, general supervision of and coordination of the services provided by the Sub-advisers, and is also responsible for monitoring and reviewing the activities of the Sub-advisers and other third-party service providers. The Board also noted that VALIC’s and the Sub-advisers’ management of VC I is subject to the oversight of the Board, and must be made in accordance with the investment objectives, policies and restrictions set forth in VC I’s prospectus and statement of additional information.

The Board noted that VALIC personnel meet on a regular basis to discuss the performance of VC I, as well as the positioning of the insurance products, employer-sponsored retirement plans and the Funds generally vis-à-vis competitors. The Board also considered VALIC’s financial condition and whether it had the financial wherewithal to provide the services under the Investment Advisory Agreement with respect to each Fund. The Board also considered VALIC’s risk management processes.

With respect to the services provided by the Sub-advisers, the Board considered information provided to them regarding the services provided by each Sub-adviser, including information presented throughout the previous year. The Board noted that each Sub-adviser (i) determines the securities to be purchased or sold on behalf of the Fund(s) it manages as may be necessary in connection therewith; (ii) provides VALIC with records concerning its activities, which VALIC or the Funds are required to maintain; and (iii) renders regular reports to VALIC and to officers and Directors of the Funds concerning its discharge of the foregoing responsibilities. The Board reviewed each Sub-adviser’s history and investment experience as well as information regarding the qualifications, background and responsibilities of the Sub-adviser’s investment and compliance personnel who provide services to the Funds. The Board also took into account the financial condition of each Sub-adviser. The Board also reviewed each Sub-adviser’s brokerage practices. The Board also considered each Sub-adviser’s risk management processes.

The Board reviewed VALIC’s and SAAMCo’s compliance program and personnel. The Board noted that SAAMCo is an affiliated company of VALIC and serves as the administrator to the Funds, as well as sub-advises certain VC I Funds and VALIC Company II Funds. The Board also considered VALIC’s and each Sub-adviser’s regulatory history, including information regarding whether it was currently involved in any regulatory actions or investigations as well as material litigation.

The Board concluded that the scope and quality of the advisory services provided by VALIC and Sub-advisers were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Funds.

Fees and Expenses; Investment Performance. The Board received and reviewed information regarding each Fund’s total expenses, advisory and sub-advisory fees, and other expenses compared against the expenses and fees of the funds in its Expense Group, Expense Universe and Subadvisor Expense Universe and, in some cases as noted below, the Subadvisor Expense Group. It was noted that VALIC negotiates the sub-advisory fees with each of the unaffiliated Sub-advisers at arms-length. The Board also considered that the sub-advisory fees are paid by VALIC out of its advisory fees it receives from the Funds and is not paid by the Funds, and that sub-advisory fees may vary widely within the Subadvisor Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board noted the affiliation of SAAMCo with VALIC, noting any potential conflicts of interest. The Board also noted that VALIC annually waives a portion of its advisory fee and/or reimburses the expenses of certain of the Funds.

The Sub-advisers provided and the Board also considered expense information of comparable accounts managed by the Sub-advisers, as applicable, which accounts may have included one or more of the following types of accounts: retail mutual funds, mutual funds sold through variable annuity and variable insurance products, and other institutional-type accounts.

The total expense information, advisory fee information, and sub-advisory fee information considered by the Board, among other fee and expense data, is summarized below.

The Board received and reviewed information prepared by management and by an independent third-party regarding each Funds’ investment performance compared against its benchmarks and Performance Group/Universe. The Board noted that performance information provided by the independent third-party was for the period ended April 30, 2013 and that benchmark information presented by management was through the period ended June 30, 2013.

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Asset Allocation Fund (sub-advised by PineBridge). The Board considered that actual management fees were below the medians of its Expense Group/Universe. The Board also considered that total net expenses were above the medians of the Fund’s Expense Group/Universe. The Board also considered that actual subadvisory fees were below the median of its Subadvisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses.

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

The Board considered that the Fund outperformed its Lipper peer index for the one-, three-, and five-year periods and also considered that the Fund’s performance was below the median of the Fund’s Performance Group for the one-year period and above the median of its Performance Group for the three- and five-year periods. The Board considered that the Fund’s performance was above the median of its Performance Universe for the one-, three-, and five-year periods. The Board also noted that the Fund outperformed its benchmark for the three- and five-year periods and underperformed its benchmark for the one-year period. The Board concluded the Fund’s performance was satisfactory.

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Blue Chip Growth Fund (sub-advised by T. Rowe Price). The Board noted that management fees and total net expenses were above the medians of their respective Expense Group/Universe. The Board also noted that actual subadvisory fees were above the medians of its Subadvisory Group/Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2014.

The Board considered that the Fund’s performance was below the median of its Performance Group/Universe for the one-year period and was above the median of its Performance Group/Universe for the three- and five-year periods. The Board considered that the Fund underperformed its Lipper peer index for the one-year period and outperformed its Lipper peer index for the three- and five-year periods. The Board also noted that the Fund outperformed its benchmark for the three- and five-year periods and underperformed its benchmark for the one-year period. The Board concluded that the Fund’s performance was satisfactory.

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Broad Cap Value Income Fund (sub-advised by Barrow Hanley). The Board considered that the actual management fees were above the medians of its Expense Group/Universe. The Board also considered that total net expenses were below the median of the Fund’s Expense Group and above the median of its Expense Universe. The Board noted that actual subadvisory fees were above the medians of its Subadvisory Expense/Universe. The Board took into account management’s discussion of the Fund’s expenses, including the effect of the size of the Fund on its expenses. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2014.

The Board considered that the Fund outperformed its Lipper peer index and performed above the median of its Performance Group for the one-, three-, and five-year periods. The Board considered that the Fund performed below the median of its Performance Universe for the one-year period and outperformed the median of its Performance Universe for the three-, and five-year periods. The Board also noted that the Fund underperformed its benchmark for the one- and three-year periods and outperformed for the five-year period. The Board concluded that the Fund’s performance was satisfactory.

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Capital Conservation Fund (sub-advised by PineBridge). The Board considered that actual management fees and total net expenses were above the medians of their respective Expense Group/Universe. The Board also noted that actual subadvisory fees were above the median of its Subadvisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses.

The Board considered that the Fund’s performance was below its Lipper peer index and below the medians of its Performance Group/Universe for the one-, three-, and five-year periods. The Board also noted that the Fund outperformed its benchmark for the one- and three-year periods and underperformed its benchmark for the five-year period. The Board considered management’s discussion of the Fund’s performance and concluded that performance is being addressed.

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Core Equity Fund (sub-advised by BlackRock). The Board considered that actual management fees were above the medians of its Expense Group/Universe. The Board also considered that the total net expenses were below the median of its Expense Group and above the median of its Expense Universe. The Board noted that actual subadvisory fees were below the medians of its Subadvisory Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2014.

The Board considered that the Fund’s performance was below its Lipper peer index for the one- and three-year periods and above its Lipper peer index for the five-year period. The Board considered that the Fund’s performance was below the median of its Performance Group for the one-, three-, and five-year periods. The Board also considered that the Fund’s performance was above the median of its Performance Universe for the three-year period and below the median of its Performance Universe for the one- and five-year periods. The Board also noted that the Fund underperformed its benchmark for the three- and five-year periods and outperformed its benchmark for the one-year period. The Board considered management’s discussion of the Fund’s performance and that management is closely monitoring the Fund. The Board concluded that the Fund’s performance is being addressed.

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Dividend Value Fund (sub-advised by BlackRock and SAAMCo). The Board considered that actual management fees and total net expenses were above the medians of its Expense Group/Universe. The Board also noted that actual subadvisory fees were above the median of its Subadvisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board also noted that the expense limitation on total expenses would be extended contractually through September 30, 2014.

The Board considered that the Fund outperformed its Lipper peer index and performed above the medians of its Performance Group/Universe for the one-, three-, and five year periods. The Board also noted that the Fund outperformed its benchmark for the three- and five-year periods and underperformed its benchmark for the one-year period. The Board concluded that the Fund’s performance was satisfactory.

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Emerging Economies Fund (sub-advised by JPMIM). The Board considered that actual management fees and total net expenses were below the medians of their respective Expense Group/Universe. The Board also considered that actual subadvisory fees were below the median of its Subadvisory Expense Universe.

The Board considered that the Fund outperformed its Lipper peer index for the three-year period and underperformed its Lipper peer index for the one- and five-year periods. The Board considered that the Fund’s performance was above the medians of its Performance Group/Universe for the three-year period and below the medians of its Performance Group/Universe for the one- and five-year periods. The Board also noted that the Fund outperformed its benchmark for the one- and three-year periods and underperformed for the five-year period. The Board considered management’s discussion of the Fund’s performance and concluded that performance is being addressed.

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

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Foreign Value Fund (sub-advised by Templeton Global). The Board noted that actual management fees and total net expenses were below the medians of their respective Expense Group/Universe. The Board also noted that actual subadvisory fees were at the median of its Subadvisory Expense Group and below the median of its Subadvisory Expense Universe.

The Board considered that the Fund outperformed its Lipper peer index for the five-year period and underperformed its Lipper peer index for the one- and three-year periods. The Board also considered that the Fund’s performance was above the median of its Performance Group for the one- and five-year periods and below the median of its Performance Group for the three-year period. The Board also considered that the Fund’s performance was below the median of its Performance Universe for the one- and three-year periods and above the median of its Performance Universe for the five-year period. The Board also noted that the Fund outperformed its benchmark for the one- and five-year periods and underperformed its benchmark for the three-year period. The Board considered management’s discussion of the Fund’s performance and concluded that performance was satisfactory.

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Global Real Estate Fund (sub-advised by GSAM and Invesco). The Board considered that actual management fees were below the medians of its Expense Group/Universe. The Board also noted that total net expenses were below the median of its Expense Group and equal to the median of its Expense Universe. The Board further noted that actual subadvisory fees were above the medians of its Subadvisory Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2014.

The Board considered that the Fund outperformed its Lipper peer index and performed above the medians of its Performance Group/Universe for the one-, three-, and five-year periods. The Board also noted that the Fund outperformed its benchmark for the one-year period, underperformed for the three-year period, and equaled the benchmark for the five-year period. The Board concluded that performance was satisfactory.

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Global Social Awareness Fund (sub-advised by PineBridge). The Board considered that actual management fees and total net expenses were below the medians of their respective Expense Group/Universe. The Board also considered that actual subadvisory fees were also below the medians of its Subadvisory Expense Group/Universe.

The Board considered that the Fund’s performance was below its Lipper peer index for the one-, three-, and five-year periods. The Board noted that the Fund performed below the median of its Performance Group for the one-, three-, and five-year periods. The Board further noted that the Fund performed above the median of its Performance Universe for the one-year period and performed below the median of its Performance Universe for the three- and five-year periods. The Board also noted that the Fund outperformed its benchmark for the one-, three- and five-year periods. The Board also noted management’s discussion of the Fund’s performance and concluded that the Fund’s performance was being addressed.

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Global Strategy Fund (sub-advised by Franklin and Templeton Investment). The Board considered that actual management fees and total net expenses were below the medians of their respective Expense Group/Universe. The Board also noted that actual subadvisory fees were above the median of its Subadvisory Expense Universe.

The Board considered that the Fund’s performance was above its Lipper peer index for the one- and three-year periods. The Fund also considered that the Fund performed above the medians of its Performance Group/Universe for the one-, three-, and five-year periods. The Board also noted that the Fund outperformed its benchmark for the one-, three- and five-year periods. The Board considered management’s discussion of the Fund’s performance and concluded performance was satisfactory.

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Government Securities Fund (sub-advised by JPMIM). The Board noted that actual management fees were equal to the median of its Expense Group and above the median of its Expense Universe. The Board further noted that total net expenses were above the medians of its Expense Group/Universe. The Board noted that actual subadvisory fees were equal to the median of its Subadvisory Expense Group and above the median of its Subadvisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses, including the effect of the size of the Fund on its expenses. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2014.

The Board considered that the Fund outperformed its Lipper peer index for the one- and three-year periods and underperformed its Lipper peer index for the five-year period. The Board also considered that the Fund’s performance was above the medians of its Performance Group/Universe for the one- and three-year periods and below the medians of its Performance Group/Universe for the five-year period. The Board also noted that the Fund underperformed its benchmark for the one-, three- and five-year periods. The Board concluded that the Fund’s performance is satisfactory.

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Growth & Income Fund (sub-advised by SAAMCo). The Board noted that actual management fees were above the medians of the Fund’s Expense Group/Universe. The Board also noted that total net expenses were above the median of the Fund’s Expense Universe and equal to the median of its Expense Group. The Board further noted that actual subadvisory fees were below the medians of the Fund’s Subadvisory Expense Group/Universe.

The Board considered that the Fund underperformed its Lipper peer index and its benchmark for the one-, three- and five-year periods. The Board further considered that performance was below the medians of the Fund’s Performance Group/Universe for the one-, three-, and five-year periods. The Board noted management’s discussion and concluded that performance was being addressed.

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Growth Fund (sub-advised by American Century). The Board considered that actual management fees, total net expenses, and actual subadvisory fees were above the medians of their respective Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2014.

The Board noted that the Fund outperformed its Lipper peer index for the three- and five-year periods and underperformed its Lipper peer index for the one-year period. The Board further noted that the Fund’s performance was below its Performance Group/Universe for the one-year period and above its Performance Group/Universe for the three- and five-year periods. The Board also noted that the Fund underperformed its benchmark for the one-, three- and five-year periods. The Board concluded that the Fund’s performance was satisfactory.

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

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Health Sciences Fund (sub-advised by T. Rowe Price). The Board noted that actual management fees and actual total net expenses were above the medians of their respective Expense Group/Universe. The Board also noted that actual subadvisory fees were equal to the median of its Subadvisory Expense Group and above the median of its Subadvisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses.

The Board considered that the Fund outperformed its Lipper peer index for the one-, three-, and five-year periods. The Board further considered that the Fund’s performance was below the median of its Performance Group for the one-year period and above the median of its Performance Group for the three- and five-year periods. The Board also considered that the Fund’s performance was above the median of its Performance Universe for the one-, three-, and five-year periods. The Board also noted that the Fund outperformed its benchmark for the three- and five-year periods and underperformed for the one-year period. The Board concluded that the Fund’s performance was satisfactory.

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Inflation Protected Fund (sub-advised by PineBridge). The Board noted that actual management fees were below the medians of its Expense Group/Universe. The Board also noted that total net expenses were equal to the median of its Expense Group and above the median of its Expense Universe. The Board further noted that actual subdvisory fees were at the medians of its Subadvisory Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2014.

The Board considered that the Fund underperformed its Lipper peer index for the one-, three-, and five-year periods. The Board also considered that the Fund’s performance was equal to the median of its Performance Group for the one- and five-year periods and below the median of its Performance Group for the three-year period. The Board further considered that the Fund’s performance was below its Performance Universe for the one-, three-, and five-year periods. The Board also noted that the Fund outperformed its benchmark for the one- and three-year periods and underperformed for the five-year period. The Board took into account management’s discussion of the Fund’s performance. The Board also noted management’s continued monitoring of the Fund’s performance and concluded that the Fund’s performance was being addressed.

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International Equities Fund (sub-advised by PineBridge). The Board noted that actual management fees, total net expenses, and actual subadvisory fees were below the medians of their respective Expense Group/Universe.

The Board considered that the Fund outperformed its Lipper peer index for the one-year period and underperformed its Lipper peer index for the three- and five-year periods. The Board further considered that the Fund’s performance was below the medians of its Performance Group/Universe for the one-, three-, and five-year periods. The Board also noted that the Fund underperformed its benchmark for the one-, three- and five-year periods. The Board noted management’s continued monitoring of the Fund and concluded that the Fund’s performance is being addressed.

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International Government Bond Fund (sub-advised by PineBridge). The Board considered that actual management fees, total net expenses, and actual subadvisory fees were below the medians of their respective Expense Group/Universe.

The Board considered that the Fund outperformed its Lipper peer index for the one-, three-, and five-year periods. The Board considered that the Fund’s performance was below the median of its Performance Group for the one-, three-and five-year periods. The Board also noted that the Fund’s performance was above the median of its Performance Universe for the one-year period and below the median of its Performance Universe for the three- and five-year periods. The Board also noted that the Fund underperformed its benchmark for the three- and five-year periods and outperformed for the one-year period. The Board took into account management’s discussion of the Fund’s performance and concluded that the Fund’s performance was being addressed.

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International Growth Fund (sub-advised by American Century, Invesco, and MFS). The Board considered that actual management fees and total net expenses were above the medians of their respective Expense Group/Universe. The Board further considered that actual subadvisory fees were above the medians of its Subadvisory Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2014.

The Board considered that the Fund outperformed its Lipper peer index for the one-, three- and five-year periods. The Board further noted that the Fund’s performance was above the median of its Performance Group for the one- and three-year periods and equal to the median of its Performance Group for the five-year period. The Board also noted that the Fund’s performance was above the median of its Performance Universe for the one-, three-, and five-year periods. The Board also noted that the Fund outperformed its benchmark for the three- and five-year period and underperformed for the one-year period. The Board concluded that performance was satisfactory in light of all the factors considered.

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Large Cap Core Fund (sub-advised by Columbia). The Board noted that actual management fees, total net expenses, and actual subadvisory fees were above the medians of their respective Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2014.

The Board considered that the Fund outperformed its Lipper peer index and performed above the medians of its Performance Group/Universe for the one-, three-, and five-year periods. It was also noted that the Fund outperformed its benchmark for these same periods. The Board concluded that performance was satisfactory.

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Large Capital Growth Fund (sub-advised by SAAMCo and Invesco). The Board noted that actual management fees and total net expenses were below the medians of the Fund’s Expense Group/Universe. The Board also noted that actual subadvisory fees were above the medians of the Fund’s Subadvisory Expense Group/Universe.

The Board noted that the Fund underperformed its Lipper peer index and benchmark for the one-, three-, and five-year periods. The Board further noted that performance was below the medians of the Fund’s Performance Group/Universe for the one-, three- and five-year periods. The Board considered management’s discussion and concluded that performance was being addressed.

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

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Mid Cap Index Fund (sub-advised by SAAMCo). The Board noted that actual management fees, total net expenses, and actual subadvisory fees were below the medians of their respective Expense Group/Universe.

The Board considered that the Fund outperformed its Lipper peer index for the one-, three-, and five-year periods. The Board further considered that the Fund performed above the median of its Performance Group for the three- and five-year periods and below the median of its Performance Group for the one-year period. The Board also considered that the Fund’s performance was above the median of its Performance Universe for the one-, three-, and five-year periods. It was also noted that the Fund underperformed its benchmark for the one-, three- and five-year periods. The Board concluded that the Fund’s performance was satisfactory.

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Mid Cap Strategic Growth Fund (sub-advised by Allianz and MSIM). The Board considered that actual management fees and total net expenses were below the medians of their respective Expense Group/Universe. The Board also noted that actual subadvisory fees were at the median of its Subadvisory Expense Universe. The Board also noted that the expense limitation on total expenses would be extended contractually through September 30, 2014.

The Board considered that the Fund performed below its Lipper peer index and below the medians of its Performance Group/Universe for the one-, three-, and five-year periods. The Board also noted that the Fund underperformed its benchmark for these same periods. The Board noted management’s discussion of the Fund’s performance and concluded that the Fund’s performance was being addressed.

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Money Market I Fund (sub-advised by SAAMCo). The Board considered that actual management fees and actual subadvisory fees were above the medians of their respective Expense Group/Universe. The Board also considered that total net expenses were at the median of its Expense Group and below the median of its Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board also noted that the expense limitation on total expenses would be extended contractually through September 30, 2014.

The Board noted that the Fund’s performance was above its Lipper peer index for the one-year period and equal to its Lipper peer index for the three- and five-year periods. The Board also noted that the Fund’s performance equaled the median of its Performance Group for the one-, three-, and five-year periods. The Board further noted that the median of its Performance Universe for the three-year period and was above the median of its Performance Universe for the one- and five-year periods. It was also noted that the Fund underperformed its benchmark for the one- and three-year periods and outperformed for the five-year period. The Board concluded that the Fund’s performance was satisfactory.

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Nasdaq-100 Index Fund (sub-advised by SAAMCo). The Board considered that actual management fees and actual subadvisory fees were equal to the medians of their respective Expense Group/Universe. The Board also considered that total net expenses were above the medians of their Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board also noted that the expense limitation on total expenses would be extended contractually through September 30, 2014.

The Board noted that the Fund underperformed its Lipper peer index for the one-year period and outperformed its Lipper peer index for the three- and five-year periods. The Board considered that the Fund’s performance was above the median of its Performance Group for the one- and five-year periods and equal to the median of its Performance Group for the three-year period. The Board further considered that the Fund’s performance was below the median of its Performance Universe for the one-year period and above the median of its Performance Universe for the three- and five-year periods. It was also noted that the Fund underperformed its benchmark for the one-, three- and five-year periods. The Board concluded that the Fund’s performance was satisfactory.

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Science & Technology Fund (sub-advised by T. Rowe Price, Allianz, and Wellington). The Board considered that actual management fees and total net expenses were above the medians of their respective Expense Group/Universe and that actual subadvisory fees were above the median of its Subadvisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses.

The Board considered that the Fund performed below its Lipper peer index for the one-, three-, and five-year periods. The Board further considered that the Fund performed above the median of its Performance Group for the one- and three-year periods and below the median of its Performance Group for the five-year period. The Board also considered that the Fund performed above the median of its Performance Universe for the one-, three-, and five-year periods. The Board also noted that the Fund underperformed its benchmark for the three- and five-year periods and outperformed for the one-year period. The Board considered management’s discussion of the Fund’s performance, including management’s continued monitoring of the Fund, and concluded that the Fund’s overall performance was satisfactory.

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Small Cap Fund (sub-advised by Invesco, Bridgeway, and T. Rowe Price). The Board noted that actual management fees and total net expenses were above the medians of their respective Expense Group/Universe. The Board further noted that actual subadvisory fees were below the median of its Subadvisory Expense Group and above the median of its Subadvisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2014.

The Board considered that the Fund performed above its Lipper peer index for the one-, three-, and five-year periods. The Board also considered that the Fund’s performance was below the medians of its Performance Group/Universe for the one-year period and above the medians of its Performance Group/Universe for the three- and five-year periods. The Board also noted that the Fund outperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance and concluded that Fund’s performance was satisfactory.

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Small Cap Index Fund (sub-advised by SAAMCo). The Board considered that actual management fees and actual subadvisory fees were below the medians of their respective Expense Group/Universe. The Board also considered that total net expenses were equal to the median of its Expense Group and below the median of its Expense Universe.

The Board considered that the Fund outperformed its Lipper peer index for the one- and five-year periods and underperformed its Lipper peer index for the three-year period. The Board considered that the Fund’s performance was above the median of its Performance Group for the one- and five-year periods and below the median of its

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

Performance Group for the three-year period. The Board also considered that the Fund performed above the median of its Performance Universe for the one-, three-, and five-year periods. It was also noted that the Fund underperformed its benchmark for the one-, three- and five-year periods. The Board concluded that the Fund’s performance was satisfactory in light of all the factors considered.

•

Small Cap Aggressive Growth Fund (sub-advised by R.S. Investments). The Board considered that actual management fees and actual subadvisory fees were at the median of their respective Expense Group and above the median of their respective Expense Universe. The Board also noted that total net expenses were below the median of its Expense Group and above the median of its Expense Universe. The Board took into account management’s discussion of the Fund’s expenses, including the effect of the size of the Fund on its expenses. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2014.

The Board considered that the Fund underperformed its Lipper peer index for the one- and three-year periods and outperformed its Lipper peer index for the five-year period. The Board also considered that the Fund’s performance was below the median of its Performance Group for the one-, three-, and five-year periods. The Board further considered that the Fund’s performance was below the median of its Performance Universe for the one- and three-year periods and above the median of its Performance Universe for the five-year period. The Board also noted that the Fund outperformed its benchmark for the one- and five-year periods and underperformed for the three-year period. The Board considered management’s discussion of the Fund’s performance and concluded performance was being addressed.

•

Small Cap Special Values Fund (sub-advised by Wells Capital and Dreman). The Board considered that actual management fees were equal to the medians of its Expense Group/Universe. The Board further considered that total net expenses were above the medians of its Expense Group/Universe. The Board also considered that actual subadvisory fees were equal to the median of its Subadvisory Expense Group and above the median of its Subadvisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board also noted that the expense limitation on total expenses would be extended contractually through September 30, 2014.

The Board considered that the Fund’s performance was below its Lipper peer index and below the medians of its Performance Group/Universe for the one-, three-, and five-year periods. The Board also noted that the Fund underperformed its benchmark for the same periods. The Board considered management’s discussion of the Fund’s performance and concluded that performance was being addressed.

•

Small-Mid Growth Fund (sub-advised by Wells Capital and Century Capital Management, LLC). The Board noted that actual management fees were equal to the median of the Fund’s Expense Group and above the median of its Expense Universe. The Board also considered that total net expenses were above the medians of the Fund’s Expense Group/Universe and that actual subadvisory fees were above the medians of the Fund’s Subadvisory Expense Group/Universe.

The Board noted that the Fund underperformed its Lipper peer index and benchmark for the one-, three- and five-year periods. The Board also noted that performance was below the medians of its Performance Universe/Group for the one-, three-, and five-year periods. The Board considered management’s discussion and concluded that performance was being addressed.

•

Stock Index Fund (sub-advised by SAAMCo). The Board considered that actual management fees and total net expenses were above the medians of their respective Expense Group/Universe. The Board also considered that actual subadvisory fees were below the medians of its Subadvisory Expense Group/Universe.

The Board considered that the Fund equaled its Lipper peer index for the three-year period and underperformed its Lipper peer index for the one- and five-year periods. The Board further considered that the Fund’s performance was below the median of its Performance Group for the one-, three-, and five-year periods. The Board also noted that the Fund’s performance was above the median of its Performance Universe for the one- and three-year periods and equal to the median of its Performance Universe for the five-year period. The Board also considered that the Fund underperformed its benchmark for the one- three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance and concluded that the Fund’s overall performance has been satisfactory in light of all factors considered.

•

Value Fund (sub-advised by Wellington). The Board considered that actual management fees, total net expenses, and actual subadvisory fees were above the medians of their respective Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses, including the effect of the size of the Fund on its expenses. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2014.

The Board considered that the Fund outperformed its Lipper peer index for the three-year period and underperformed its Lipper peer index for the one- and five-year periods. The Board also considered that the Fund’s performance was below the median of its Performance Group for the one-year period and above the median of its Performance Group for the three- and five-year periods. The Board further considered that the Fund’s performance was below the median of its Performance Universe for the one- and five-year periods and above the median of its Performance Universe for the three-year period. The Board also noted that the Fund underperformed its benchmark for the one-, three- and five-year periods. The Board concluded that performance has been satisfactory in light of all the factors considered.

The Board concluded that the advisory fee and sub-advisory fee for each Fund are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Cost of Services and Indirect Benefits/Profitability. The Board was provided information related to the cost of services and profits realized in connection with the Advisory Agreement. The Board considered the costs that are borne by the Funds. For its services, VALIC receives a fee, payable monthly from each Fund in an amount that is calculated as a percentage of the average daily net assets of the respective Fund.

It was noted that VALIC reviewed a number of factors in determining appropriate fee levels for the Funds as well as the fee VALIC pays each Sub-adviser. Such factors include review of (1) style class peers primarily within the variable annuity and qualified plan universe; (2) key competitor analysis; (3) clone fund analysis; (4) product suitability; and (5) special considerations such as competitor sub-account characteristics, uniqueness of the product and prestige of the manager.

The Board considered that VALIC will receive benefits in addition to the advisory fee to be paid by the Funds, which include transfer agency fees paid or to be paid by the Funds. The Board considered that the Funds also pay VALIC a fee for the provision of recordkeeping and shareholder services to contract owners and participants, which is

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

provided at cost. Such payment is allocated to each Fund based on the number of accounts serviced. Finally, it was noted that the Funds pay SAAMCo, an affiliate of VALIC, an annual fee of approximately 0.07% based on each Fund’s average daily net assets, for the provision of certain accounting and administrative services. Out of the fee SAAMCo receives from the Funds, SAAMCo compensates VALIC for certain administrative services (0.02% of daily net assets), and the Funds’ custodian, State Street Bank and Trust Company for calculation of the daily net asset value (0.01% of daily net assets). It was also noted that SAAMCo receives sub-advisory fees for those Funds for which it serves as sub-adviser. The Board also considered that VC II pays VALIC an annual fee of 0.25% on average daily net assets of each Fund (other than the Lifestyle Funds) pursuant to a Shareholder Services Agreement.

The Board also considered that VALIC may exclude from its taxable income a portion of the ordinary dividends paid by underlying U.S. equities in the Funds to the same extent the Funds receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, it was noted that VALIC may receive foreign tax credits with respect to certain foreign securities held or to be held in certain Funds that benefit VALIC. These benefits can be material.

In considering the profitability to VALIC and its affiliates in connection with their relationship with the Funds, the Board reviewed information provided by VALIC setting forth the revenues and other benefits, both direct and indirect, received by VALIC and its affiliates attributable to managing each Fund, the cost of providing such services and the resulting profitability to VALIC and its affiliates from these relationships. The Board also reviewed VALIC’s profitability on a Fund-by-Fund basis. The Board received and reviewed information prepared by VALIC that reflects an allocation of costs that result in a reasonable determination of profitability of VALIC, as adviser, transfer agent and as shareholder servicing agent. In addition, the Board considered the profitability of SAAMCo in its role as the administrator of the Funds and as sub-adviser to certain Funds. The Board concluded that the profitability to VALIC and its affiliates from their relationship with the Funds were reasonable.

In considering the profitability to the Sub-advisers in connection with their relationship to the Funds, the Directors noted that the fees under the Sub-Advisory Agreements are paid by VALIC out of the advisory fees that VALIC receives under the Advisory Agreement. With respect to the unaffiliated Sub-advisers, the Board also relied on the ability of VALIC to negotiate the Sub-Advisory Agreements and the fees thereunder at arm’s length.

For each of the above reasons, the Directors determined that the profitability to the Sub-advisers from their relationship with the Funds was not a material factor in their deliberations with respect to consideration of approval of the Sub-Advisory Agreements.

Economies of Scale. The Board noted that the advisory fee rate and sub-advisory fee rates payable to VALIC and each of the Sub-advisers with respect to most of the Funds contain breakpoints, which allows the Funds to participate in any economies of scale. The Board also took into account management’s discussion of the Funds’ advisory fee and sub-advisory fee structure, including with respect to the Funds that do not currently have breakpoints. The Board also considered the effect of each Fund’s growth and size on its performance and fees, noting that if the Funds’ assets increase over time, the Funds may realize other economies of scale if assets increase proportionally more than expenses. The Board concluded that no changes to the advisory fee structure of the Funds were necessary.

For similar reasons as stated above with respect to the Sub-advisers’ profitability and the costs of their providing services, the Board concluded that the potential for economies of scale in the Sub-advisers’ management of the Funds are not a material factor to the approval of the Sub-advisory Agreements, although it was noted that most of the Funds have breakpoints at the sub-advisory fee level.

Terms of the Advisory Contracts. The Board reviewed the terms of the Advisory Contracts including the duties and responsibilities undertaken. The Board also reviewed the terms of payment for services rendered by VALIC and the Sub-advisers and noted that VALIC would compensate the Sub-advisers out of the advisory fees it receives from the Funds. The Board noted that the Sub-Advisory Agreements provide that each Sub-adviser will pay all of its own expenses in connection with the performance of their respective duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered the termination and liability provisions of the Advisory Contracts and other terms contained therein. The Board concluded that the terms of each of the Advisory Contracts were reasonable.

Compliance. The Board reviewed VALIC’s and the Sub-advisers’ compliance personnel and regulatory history, including information whether it was currently involved in any regulatory actions or investigations. In addition, the Board reviewed information concerning each entities’ compliance staff that would be responsible for providing compliance functions on behalf of the Funds and concluded that there was no information provided that would have a material adverse effect on their abilities to provide services to the Funds.

Conclusions. In reaching its decision to approve the Advisory Contracts, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Directors, concluded that VALIC and each Sub-adviser possess the capability and resources to perform the duties required of them under their respective Advisory Contracts.

Further, based upon its review of the Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Directors, concluded that (1) the terms of the Advisory Contracts are reasonable, fair and in the best interests of each of the Funds and its respective shareholders, and (2) the fee rates payable under the Advisory Contracts are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

VALIC COMPANY I

SUPPLEMENTS TO THE PROSPECTUS

Supplement to the Prospectus dated October 1, 2012

Government Securities Fund

(the “Fund”)

Effective immediately, J.P. Morgan Investment Management Inc. assumes management of 100% of the Fund and in the Fund Summary under the heading Investment Adviser, the portfolio manager disclosure for SunAmerica Asset Management Corp. (“SAAMCo”), is deleted in its entirety.

In the Management section under Investment Sub-Advisers with respect to SAAMCo, all reference to the Fund is deleted in its entirety.

Dated: August 5, 2013

Growth & Income Fund

(the “Fund”)

Supplement to the Prospectus dated October 1, 2012, as supplemented to date

Effective immediately, Jay Merchant serves as a portfolio manager of the Fund, replacing Steven Neimeth. Accordingly, under Investment Adviser, the portfolio management disclosure pertaining to Mr. Neimeth is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Jay Merchant, CFA	2013	Vice President

In addition, under the Management section, under Investment Sub-Advisers, all references to Mr. Neimeth with respect to the Fund are deleted in their entirety and replaced with the following:

Jay Merchant, Vice President, is a portfolio manager of the Growth & Income Fund. Mr. Merchant joined SAAMCo in July 2007, as a vice president and senior research analyst specializing in Global Resources (Energy and Materials) companies. He has 14 years of investment experience focusing primarily on Energy, Materials, and Technology sectors. Prior to joining SAAMCo, Mr. Merchant was a research analyst at Swergold Captial, a long/short technology hedge fund. Prior to that, he held equity research positions at C.E. Unterberg, Towbin and Citigroup Asset Management covering the Technology and Global telecommunications sectors, respectively. Mr. Merchant received a B.S. in Economics from the Wharton School, University of Pennsylvania. He holds a CFA Charter designation and is a current member of the New York Society of Security Analysts (NYSSA).

Date: August 16, 2013

Dividend Value Fund

(the “Fund”)

Supplement to the Prospectus dated October 1, 2012, as supplemented to date

Effective October 18, 2013, a team consisting of Timothy Pettee, Andrew Sheridan and Timothy Campion will serve as a portfolio managers of the Fund, replacing Brendan Voege. Accordingly, in the Fund Summary, under Investment Adviser, the portfolio management disclosure pertaining to Mr. Voege is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Timothy Pettee	2013	Lead Portfolio Manager and Chief Investment Officer
Andrew Sheridan	2013	Co-Portfolio Manager and Vice President
Timothy Campion	2013	Co-Portfolio Manager and Vice President

In addition, under the Management section, under Investment Sub-Advisers, all references to Mr. Voege with respect to the Fund are deleted in their entirety and replaced with the following:

The Dividend Value Fund is managed by a team consisting of Timothy Pettee, Andrew Sheridan and Timothy Campion, with Mr. Pettee serving as team leader. Mr. Pettee, Senior Vice President and Chief Investment Officer, joined SAAMCo in 2003. Mr. Sheridan, Vice President, Portfolio Manager and Senior Research Analyst, joined SAAMCo in 2003. In addition to his portfolio management responsibilities, Mr. Sheridan is a member of the SAAMCo research team, covering the technology industry. Mr. Campion is a Vice President, Portfolio Manager and Quantitative Analyst at SAAMCo. He is responsible for the management and trading of a wide variety of domestic equity index funds. Mr. Campion joined SAAMCo in 2012. Prior to joining SAAMCo, he was Vice President and Portfolio Manager at PineBridge Investments LLC since 1999.

Date: October 7, 2013

VALIC COMPANY I

SUPPLEMENTS TO THE PROSPECTUS — (continued)

Small Cap Special Values Fund

(the “Fund”)

Supplement to the Prospectus dated October 1, 2013, as supplemented to date

In the Fund Summary, in the Investment Adviser section, the chart is supplemented with respect to Dreman Value Management, LLC to insert the following information for one new portfolio manager as follows:

Name	Portfolio Manager of the Fund Since	Title
Nelson Woodard	2013	Co-Chief Investment Officer, Managing Director and Portfolio Manager

In the Management section under Investment Sub-Advisers – Dreman Value Management, LLC, the portfolio manager information with respect to the Fund is supplemented with the following:

“Mr. Woodard, Co-Chief Investment Officer, Managing Director and Portfolio Manager, rejoined Dreman Value Management, L.L.C. in 2013 after having been employed with them previously.”

In the Fund Summary, in the Investment Adviser section, the chart is supplemented with respect to Wells Capital Management Incorporated to insert the following information for one new portfolio manager as follows:

Name	Portfolio Manager of the Fund Since	Title
Bryant VanCronkhite	2013	Portfolio Manager

In the Management section under Investment Sub-Advisers – Wells Capital Management Incorporated, the portfolio manager information with respect to the Fund is supplemented with the following:

“Mr. VanCronkhite, Portfolio Manager and Senior Analyst, joined Wells Capital Management in 2004.”

All changes reflected herein are effective immediately.

Date: December 12, 2013

VALIC COMPANY I

SUPPLEMENTS TO THE PROSPECTUS — (continued)

Supplement to the Prospectus dated October 1, 2013, as supplemented to date

At a meeting held on January 27-28, 2014, the Board of Directors (the “Board”) of VALIC Company I (“VC I”), including a majority of the directors who are not interested persons of VC I (the “Independent Directors”), as defined in the Investment Company Act of 1940, as amended, approved an Investment Sub-Advisory Agreement (the “SAAMCo Sub-Advisory Agreement”) between The Variable Annuity Life Insurance Company (“VALIC”) and SunAmerica Asset Management, LLC (“SAAMCo”) with respect to the Global Social Awareness Fund and the International Equities Fund (each a “Fund,” and collectively, the “Funds”).

In accordance with VALIC’s manager-of-managers exemptive order granted by the Securities and Exchange Commission, the SAAMCo Sub-Advisory Agreement is subject to shareholder approval with respect to each of the Funds. The Board has called a special meeting of the Funds’ shareholders to be held on or about May 13, 2014 to consider the proposals to approve the SAAMCo Sub-Advisory Agreement. Shareholders of record on the record date, entitled to notice of and to vote at the special meeting, will receive proxy materials describing the proposal in more detail.

If the Funds’ shareholders approve the SAAMCo Sub-Advisory Agreement, PineBridge Investments, LLC (“PineBridge”) will cease to sub-advise the Funds and the following changes to each Fund’s prospectus will become effective once SAAMCo commences managing the Funds:

Global Social Awareness Fund.

In the Fund Summary, the Fund’s Investment Objective will be deleted in its entirety and replaced with the following:

The Fund seeks to obtain growth of capital through investment, primarily in equity securities of companies which meet the social criteria established for the Fund.

The Principal Investment Strategies of the Fund will be deleted in its entirety and replaced with the following:

The Fund invests in domestic and foreign companies that meet the Fund’s social criteria. The Fund will generally invest in the equity securities of large- and mid-cap companies domiciled in the U.S., Europe, Japan and other developed markets. The Fund does not invest in companies that are significantly engaged in:

•	the production of nuclear energy;

•	the manufacture of military weapons or delivery systems;

•	the manufacture of alcoholic beverages or tobacco products;

•	the operation of gambling casinos;

•	business practices or the production of products that have a severe impact on the environment;

•	labor relations disputes or breach of core international labor standards; or

•	companies that have operations in countries that pose significant human rights concerns.

Under normal circumstances, the Fund will invest at least 80% of net assets in the equity securities of companies located in at least three different countries, with at least 40% of net assets in foreign securities, or if conditions are unfavorable, at least 30% of net assets in foreign securities. The sub-adviser may change the allocation between U.S. and foreign securities provided that the Fund’s investments in foreign securities do not exceed 75% of net assets.

In addition, the Fund may invest up to 20% of net assets in other securities of companies that meet the Fund’s social criteria, including preferred stock, convertible securities, and high quality money market securities and warrants. Social criteria screening may cause active or frequent trading of portfolio securities.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and such other securities as the Fund and the securities lending agent may agree upon.

Under Principal Risks of Investing in the Fund, “Management Risk” will be deleted in its entirety.

In the Investment Adviser section, the first paragraph and the table will be deleted in their entirety and replaced with the following:

The Fund’s investment adviser is The Variable Annuity Life Insurance Company. The Fund is sub-advised by SunAmerica Asset Management, LLC (“SAAMCo”).

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Timothy Campion	2014	Senior Vice President, Portfolio Manager
Kara Murphy, CFA	2014	Senior Vice President, Chief Investment Officer, Portfolio Manager
Andrew Sheridan	2014	Senior Vice President, Portfolio Manager

VALIC COMPANY I

SUPPLEMENTS TO THE PROSPECTUS — (continued)

International Equities Fund.

The name of the Fund will be changed to the “International Equities Index Fund.”

In the Fund Summary, the Fund’s Investment Objective will be deleted in its entirety and replaced with the following:

The Fund seeks long-term capital growth through investments in equity securities that, as a group, are expected to provide investment results closely corresponding to the performance of the MSCI EAFE Index (the “Index”).

The Principal Investment Strategies of the Fund will be deleted in its entirety and replaced with the following:

The Fund is managed to seek to track the performance of the Index, which measures the stock performance of large- and mid-cap companies in developed countries outside the U.S. The sub-adviser may endeavor to track the Index by purchasing every stock included in the Index, in the same proportions; or, in the alternative, the sub-adviser may invest in a sampling of Index stocks by utilizing a statistical technique known as “optimization.” The goal of optimization is to select stocks which ensure that various industry weightings, market capitalizations, and fundamental characteristics, (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Index.

The Fund invests, under normal circumstances, at least 80% of net assets in stocks that are in the Index. Although the Fund seeks to track the performance of the Index, the performance of the Fund will not match that of the Index exactly because, among other reasons, the Fund incurs operating expenses and other investment overhead as part of its normal operations.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and such other securities as the Fund and the securities lending agent may agree upon.

Under Principal Risks of Investing in the Fund, “Emerging Markets Risk” and “Derivatives Risk” will be deleted in their entirety, and the following risk will be inserted:

Index Risk. In attempting to track the performance of the Index, the Fund may be more susceptible to adverse developments concerning a particular security, company or industry because the Fund generally will not use any defensive strategies to mitigate its risk exposure.

In addition, “Large-Cap Company Risk” will be deleted in its entirety and replaced with the following:

Large- and Mid-Cap Company Risk. Investing primarily in large-cap and mid-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Large-cap companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of mid-cap companies may be more volatile than those of larger companies due to, among other reasons, narrower product lines, more limited financial resources and fewer experienced managers.

In the Investment Adviser section, the first paragraph and the table will be deleted in their entirety and replaced with the following:

The Fund’s investment adviser is The Variable Annuity Life Insurance Company. The Fund is sub-advised by SunAmerica Asset Management, LLC (“SAAMCo”).

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Timothy Campion	2014	Senior Vice President, Portfolio Manager
Kara Murphy, CFA	2014	Senior Vice President, Chief Investment Officer, Portfolio Manager
Andrew Sheridan	2014	Senior Vice President, Portfolio Manager

Under Additional Information about the Funds’ Investment Strategies and Risks, the information with respect to the Global Social Awareness Fund and the International Equities Fund will be deleted in their entirety and replaced with the following:

Global Social Awareness Fund

To find out which companies meet the Fund’s social criteria, the sub-adviser relies on industry classifications, research service companies, and special magazines and papers that publish this type of information.

Since the Fund’s definition of social criteria is not “fundamental,” VC I’s Board of Directors may change it without shareholder approval. When deciding to make changes to the criteria, the Board will consider, among other things, new or revised state laws that govern or affect the investments of public funds.

International Equities Index Fund

Unlike the Fund, the Index is an unmanaged group of securities, so it does not incur operating expenses and other investment overhead. An investor cannot invest directly in an index. Factors that contribute to differences in performance between an index fund and its index are called tracking differences. An index fund seeks to minimize tracking error versus the benchmark.

VALIC COMPANY I

SUPPLEMENTS TO THE PROSPECTUS — (continued)

The tracking difference is reviewed periodically by the sub-adviser. If the Fund does not accurately track the Index, the sub-adviser will rebalance the Fund’s portfolio by selecting securities which will provide a more representative sampling of the securities in the Index as a whole or the sector diversification within the Index, as appropriate.

The Fund may also invest in futures contracts and other derivatives in order to help the Fund’s liquidity and to manage its cash position. If the market value of the futures contracts is close to the Fund’s cash balance, then that helps to minimize the tracking error, while helping to maintain liquidity. The Fund currently intends to use futures and other derivatives in non-principal amounts.

The Fund is subject to the following additional risks: Derivatives Risk

In the Management section under Investment Sub-Advisers, all references to PineBridge with respect to the Funds will be deleted in their entirety and the following information will be added with respect to SAAMCo:

The Global Social Awareness Fund and International Equities Index Fund are managed by a team consisting of Timothy Campion, Kara Murphy, CFA, and Andrew Sheridan, with Mr. Campion serving as team leader. Mr. Campion is a Vice President, Portfolio Manager and Quantitative Analyst at SAAMCo. He is responsible for the management and trading of a wide variety of domestic equity index funds. Mr. Campion joined SAAMCo in 2012. Prior to joining SAAMCo, he was Vice President and Portfolio Manager at PineBridge Investments LLC since 1999. Ms. Murphy is the Chief Investment Officer of SAAMCo. Previously, Ms. Murphy was the Director of Research and a senior research analyst covering the financial sector. Before joining SAAMCo, Ms. Murphy held research positions at Chilton Investment Company and Morgan Stanley Investment Management. Her investment experience dates from 2000. Mr. Sheridan, the Vice President, Portfolio Manager and Senior Research Analyst, joined SAAMCo in 2003. In addition to his portfolio management responsibilities, Mr. Sheridan is a member of the SAAMCo research team, covering the technology industry.

Please keep this supplement with your prospectus for future reference

Date: January 28, 2014

VALIC Company I

BOARD OF DIRECTORS

Thomas J. Brown

Judith L. Craven

William F. Devin

Timothy J. Ebner

Gustavo E. Gonzales, Jr.

Peter A. Harbeck

John W. Lancaster

Kenneth J. Lavery

John E. Maupin, Jr.

CUSTODIAN

State Street Bank and Trust Company

225 Franklin Street

Boston, Massachusetts 02110

INVESTMENT ADVISER

The Variable Annuity

Life Insurance Company (VALIC)

2929 Allen Parkway

Houston, Texas 77019

INVESTMENT SUB-ADVISERS

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, NY 10105

Allianz Global Investors U.S., LLC

555 Mission St. Suite 1700

San Francisco, CA 94105

American Century Investment Management, Inc.

4500 Main Street

Kansas City, MO 64111

Barrow, Hanley, Mewhinney & Strauss, LLC

2200 Ross Avenue, 31st Floor

Dallas, TX 75201-2761

BlackRock Investment Management, LLC

1 University Square Dr.

Princeton, NJ 08540

Bridgeway Capital Management, Inc.

20 Greenway Plaza

Suite 450

Houston, TX 77046

Columbia Management

Investment Advisors, LLC

100 Federal Street

Boston, MA 02110

Dreman Value Management, LLC

Harborside Financial Center

Plaza 10, Suite 800

Jersey City, NJ 07311

Franklin Advisers, Inc.

One Franklin Parkway

San Mateo, CA 94403-1906

Goldman Sachs

Asset Management, LP

200 West Street

New York, NY 10282

Invesco Advisers, Inc.

1555 Peachtree St. NE

Atlanta, GA 30309

J.P. Morgan Investment

Management, Inc.

270 Park Avenue

New York, NY 10017

Massachusetts Financial Services Company

500 Boylston Street

Boston, MA 02116

Morgan Stanley Investment Management, Inc.

522 Fifth Avenue

New York, NY 10036

Pinebridge Investments, LLC

399 Park Avenue

New York, NY 10022

RS Investment

Management Co., LLC

388 Market Street

Suite 1700

San Francisco, CA 94111

SunAmerica Asset Management Corp.

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311

T. Rowe Price Associates, Inc.

100 East Pratt Street

Baltimore, MD 21202

Templeton Global Advisors Ltd.

Lyford Cay

Nassau, Bahamas

Templeton Investment Counsel, LLC

300 SE 2nd St.

Ft. Lauderdale, FL 33301

Wellington Management Company, LLP

280 Congress Street

Boston, MA 02210

Wells Capital Management, Inc.

525 Market St.

10th Floor

San Francisco, CA 94105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

1201 Louisiana Street, Suite 2900

Houston, TX 77002

TRANSFER AND SHAREHOLDER SERVICE AGENT

The Variable Annuity

Life Insurance Company (VALIC)

2929 Allen Parkway

Houston, Texas 77019

OFFICERS

Kurt W. Bernlohr,

President and Principal Executive Officer

John Packs,

Vice President and Senior Investment Officer

Gregory R. Kingston,

Treasurer and Principal Financial Officer

Nori L. Gabert,

Vice President, Chief Legal Officer and Secretary

Gregory N. Bressler,

Vice President

Katherine Stoner,

Vice President and Chief Compliance Officer

Donna Handel,

Vice President and Assistant Treasurer

Thomas M. Ward,

Vice President

Diedre L. Shepherd,

Assistant Treasurer

Shawn Parry,

Assistant Treasurer

Louis O. Ducote, II

Assistant Secretary

Matthew J. Hackethal,

Anti-Money Laundering

Compliance Officer

Shana L. Walker,

Assistant Secretary

VALIC Company I

DISCLOSURE OF QUARTERLY FUND HOLDINGS

VC I is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. VC I’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at www.sec.gov. You can also review and obtain copies of Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

VOTING PROXIES ON VALIC COMPANY I PORTFOLIO SECURITIES

A description of the policies and procedures that VC I uses to determine how to vote proxies related to securities held in the Fund’s portfolios which is available in VC I’s Statement of Additional Information, which may be obtained without charge upon request, by calling 1-800-448-2542. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON VALIC COMPANY I PORTFOLIO SECURITIES

Information regarding how VC I voted proxies relating to securities held in the VC I Funds during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling 1-800-448-2542 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is for the information of the shareholders and variable contract owners participating in VC I. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your financial professional.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

VALIC Online — Account Access

You will need to create an online security profile with a unique user ID and password.

With your PIN, you can also access your account via the 24-hour VALIC automated phone line at 1-800-448-2542.

CLICK

VALIC.com

CALL

1-800-448-2542

VISIT

your VALIC financial advisor

Manage your account online!

• Print and download account transaction confirmations and tax statements

• View transaction history and download it to Quicken using Direct ConnectSM

• Use the Account Aggregation feature to display information from other accounts in addition to your VALIC accounts

• Easily manage your personal profile to update your contact information (phone, address, email), update your beneficiaries, reset your password, and more

With VALIC Online you can initiate account transactions including:

• Allocation changes

• Transfer money among investment options

• Rebalance account to your desired allocation mix

• Change contributions

Start exploring VALIC Online today!

>  Visit VALIC.com

>  Click “Register for online access”

>  Click “Register for individual access,” and follow the steps to create a security profile

Go paperless

Sign up for Personal Deliver-e® to get:

Convenience — See your account statements, certain regulatory documents/disclosures and transaction confirmations online, print as you wish. Days faster than paper delivery through the mail.

Security — Password-protected documents online are more secure than paper.

Eco-friendly delivery — Less paper, less waste. One more way that together we can make a difference.

Ready to go paperless?

>  Log on to VALIC Online

• Select “Email Delivery” from My Profile

• Follow the registration instructions

>  You can also enroll by contacting our Client Care Center at 1-800-448-2542

We know privacy is important to you, so please be assured that your email address and other information you share with us is kept private and never sold. Review our Privacy Policy online for more information.

Copyright © The Variable Annuity Life Insurance Company. All rights reserved. VC 23800 (07/2013) J90870 EE

VALIC Company I P.O. Box 3206 Houston, TX 77253-3206	PRSRT STD U.S. POSTAGE PAID LANCASTER, PA PERMIT NO. 1765

VC 4873 (11/2013) J74499

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.	Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.3a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1) Not applicable.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2 (b) under the Investment Company Act of 1940 (17 CFR 270.30a-2 (a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company I

By:	/s/ Kurt W. Bernlohr
Kurt W. Bernlohr
President

Date: February 07, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kurt W. Bernlohr
Kurt W. Bernlohr
President

Date: February 07, 2014

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: February 07, 2014